UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704
Schwab Capital Trust
(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California      94105
(Address of principal executive offices)      (Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.3%		Common Stock	9,359,845,461	13,358,917,032
2.7%		Short-Term Investments	368,253,233	368,253,233

100.0%		Total Investments	9,728,098,694	13,727,170,265
0.4%		Collateral Invested for Securities on Loan	60,401,495	60,401,495
(0	.4)%	Other Assets and Liabilities, Net		(65,078,062)

100.0%		Net Assets		13,722,493,698

	Number	Value
Security	of Shares	($)

Common Stock 97.3% of net assets

Automobiles & Components 0.8%
BorgWarner, Inc. *	120,700	8,953,526
Delphi Automotive plc *	292,600	11,311,916
Ford Motor Co.	3,795,497	49,151,686
Harley-Davidson, Inc.	231,470	12,133,658
Johnson Controls, Inc.	675,859	21,012,456
The Goodyear Tire & Rubber Co. *	233,336	3,210,703

		105,773,945

Banks 2.7%
BB&T Corp.	692,113	20,957,182
Comerica, Inc.	188,270	6,468,957
Fifth Third Bancorp	904,029	14,726,632
First Horizon National Corp.	238,860	2,438,761
Hudson City Bancorp, Inc.	481,992	4,121,032
Huntington Bancshares, Inc.	821,893	5,720,375
KeyCorp	941,198	8,847,261
M&T Bank Corp.	121,098	12,435,554
People’s United Financial, Inc.	343,300	4,226,023
PNC Financial Services Group, Inc.	537,278	33,203,780
Regions Financial Corp.	1,415,445	11,012,162
SunTrust Banks, Inc.	532,216	15,098,968
U.S. Bancorp	1,872,428	61,977,367
Wells Fargo & Co.	4,895,509	170,510,579
Zions Bancorp	174,698	4,073,957

		375,818,590

Capital Goods 7.6%
3M Co.	637,219	64,072,370
Caterpillar, Inc.	654,562	64,402,355
Cummins, Inc.	182,562	20,963,594
Danaher Corp.	577,274	34,596,031
Deere & Co.	395,286	37,180,601
Dover Corp.	174,270	12,055,999
Eaton Corp. plc	458,538	26,113,739
Emerson Electric Co.	713,815	40,865,909
Fastenal Co.	283,398	14,079,213
Flowserve Corp.	50,100	7,854,177
Fluor Corp.	160,582	10,410,531
General Dynamics Corp.	327,760	21,730,488
General Electric Co.	10,474,052	233,361,879
Honeywell International, Inc.	784,129	53,508,963
Illinois Tool Works, Inc.	426,236	26,780,408
Ingersoll-Rand plc	277,800	14,276,142
Jacobs Engineering Group, Inc. *	119,534	5,750,781
Joy Global, Inc.	100,000	6,317,000
L-3 Communications Holdings, Inc.	105,783	8,031,045
Lockheed Martin Corp.	266,091	23,115,325
Masco Corp.	347,388	6,388,465
Northrop Grumman Corp.	242,467	15,770,054
PACCAR, Inc.	343,250	16,153,345
Pall Corp.	107,030	7,310,149
Parker Hannifin Corp.	155,336	14,441,588
Pentair Ltd.	208,982	10,591,208
Precision Castparts Corp.	143,627	26,341,192
Quanta Services, Inc. *	231,900	6,718,143
Raytheon Co.	331,388	17,457,520
Rockwell Automation, Inc.	142,421	12,702,529
Rockwell Collins, Inc.	147,405	8,679,206
Roper Industries, Inc.	97,200	11,416,140
Snap-on, Inc.	58,282	4,722,008
Stanley Black & Decker, Inc.	166,181	12,767,686
Textron, Inc.	292,004	8,398,035
The Boeing Co.	675,654	49,910,561
United Technologies Corp.	838,935	73,465,538
W.W. Grainger, Inc.	57,927	12,617,659
Xylem, Inc.	173,800	4,854,234

		1,046,171,810

Commercial & Professional Supplies 0.7%
Avery Dennison Corp.	103,076	3,969,457
Cintas Corp.	111,376	4,706,750
Equifax, Inc.	119,661	7,024,101
Iron Mountain, Inc.	162,560	5,561,178
Pitney Bowes, Inc. (b)	196,591	2,832,876
Republic Services, Inc.	299,934	9,564,895
Robert Half International, Inc.	129,042	4,547,440
Stericycle, Inc. *	83,900	7,915,965
The ADT Corp.	227,100	10,787,250
The Dun & Bradstreet Corp.	46,500	3,791,610
Tyco International Ltd.	454,200	13,730,466
Waste Management, Inc.	454,916	16,549,844

		90,981,832

 1

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 1.1%
Coach, Inc.	278,728	14,215,128
D.R. Horton, Inc.	285,216	6,748,211
Fossil, Inc. *	54,900	5,796,342
Garmin Ltd. (b)	107,000	4,054,230
Harman International Industries, Inc.	64,756	2,899,774
Hasbro, Inc. (b)	107,917	4,032,858
Leggett & Platt, Inc.	157,894	4,648,399
Lennar Corp., Class A (b)	171,818	7,137,320
Mattel, Inc.	336,894	12,677,321
Newell Rubbermaid, Inc.	276,450	6,491,046
NIKE, Inc., Class B	726,724	39,279,432
PulteGroup, Inc. *	328,586	6,814,874
Ralph Lauren Corp.	62,826	10,459,272
VF Corp.	90,291	13,325,146
Whirlpool Corp.	76,122	8,782,956

		147,362,309

Consumer Services 1.8%
Apollo Group, Inc., Class A *	109,790	2,219,954
Carnival Corp.	433,221	16,774,317
Chipotle Mexican Grill, Inc. *	30,000	9,210,300
Darden Restaurants, Inc.	128,248	5,963,532
H&R Block, Inc.	286,205	6,516,888
International Game Technology	280,660	4,313,744
Marriott International, Inc., Class A	233,272	9,326,214
McDonald’s Corp.	1,005,838	95,846,303
Starbucks Corp.	751,062	42,149,599
Starwood Hotels & Resorts Worldwide, Inc.	192,168	11,801,037
Wyndham Worldwide Corp.	148,464	8,282,807
Wynn Resorts Ltd.	78,500	9,829,770
Yum! Brands, Inc.	444,985	28,897,326

		251,131,791

Diversified Financials 6.5%
American Express Co.	973,041	57,224,541
Ameriprise Financial, Inc.	215,714	14,306,152
Bank of America Corp.	10,762,411	121,830,493
BlackRock, Inc.	123,700	29,227,836
Capital One Financial Corp.	574,174	32,337,480
Citigroup, Inc.	2,927,647	123,429,597
CME Group, Inc.	299,885	17,345,348
Discover Financial Services	524,873	20,149,874
E*TRADE Financial Corp. *	243,719	2,585,859
Franklin Resources, Inc.	139,335	19,072,175
IntercontinentalExchange, Inc. *	71,958	9,984,172
Invesco Ltd.	436,147	11,885,006
JPMorgan Chase & Co.	3,780,631	177,878,689
Legg Mason, Inc.	143,998	3,981,545
Leucadia National Corp.	177,151	4,508,493
Moody’s Corp.	188,529	10,335,160
Morgan Stanley	1,366,654	31,228,044
Northern Trust Corp.	225,818	11,622,852
NYSE Euronext	245,500	8,486,935
SLM Corp.	494,418	8,350,720
State Street Corp.	466,026	25,934,347
T. Rowe Price Group, Inc.	249,979	17,861,000
The Bank of New York Mellon Corp.	1,163,073	31,589,063
The Charles Schwab Corp. (a)	1,085,681	17,946,307
The Goldman Sachs Group, Inc.	441,369	65,260,820
The McGraw-Hill Cos., Inc.	276,967	15,931,142
The NASDAQ OMX Group, Inc.	119,900	3,395,568

		893,689,218

Energy 11.0%
Anadarko Petroleum Corp.	493,809	39,514,596
Apache Corp.	386,606	32,382,119
Baker Hughes, Inc.	434,463	19,429,185
Cabot Oil & Gas Corp.	217,100	11,458,538
Cameron International Corp. *	243,400	15,409,654
Chesapeake Energy Corp.	512,966	10,351,654
Chevron Corp.	1,954,134	225,018,530
ConocoPhillips	1,214,490	70,440,420
CONSOL Energy, Inc.	240,418	7,534,700
Denbury Resources, Inc. *	377,200	7,027,236
Devon Energy Corp.	387,858	22,181,599
Diamond Offshore Drilling, Inc.	65,300	4,903,377
Ensco plc, Class A	238,200	15,142,374
EOG Resources, Inc.	267,306	33,407,904
EQT Corp.	154,600	9,184,786
Exxon Mobil Corp.	4,551,741	409,520,138
FMC Technologies, Inc. *	230,000	10,890,500
Halliburton Co.	933,868	37,989,750
Helmerich & Payne, Inc.	118,300	7,611,422
Hess Corp.	293,240	19,693,998
Kinder Morgan, Inc.	624,744	23,402,910
Marathon Oil Corp.	696,752	23,417,834
Marathon Petroleum Corp.	335,326	24,884,543
Murphy Oil Corp.	184,892	11,004,772
Nabors Industries Ltd. *	287,890	4,799,126
National Oilwell Varco, Inc.	428,324	31,755,941
Newfield Exploration Co. *	145,600	4,295,200
Noble Corp.	258,800	10,481,400
Noble Energy, Inc.	175,784	18,947,757
Occidental Petroleum Corp.	810,750	71,564,903
Peabody Energy Corp.	261,564	6,578,335
Phillips 66	621,295	37,631,838
Pioneer Natural Resources Co.	119,800	14,081,292
QEP Resources, Inc.	186,091	5,461,771
Range Resources Corp.	160,600	10,787,502
Rowan Cos. plc, Class A *	126,263	4,353,548
Schlumberger Ltd.	1,323,215	103,276,931
Southwestern Energy Co. *	344,100	11,802,630
Spectra Energy Corp.	675,909	18,776,752
Tesoro Corp.	138,207	6,729,299
The Williams Cos., Inc.	681,398	23,883,000
Valero Energy Corp.	549,440	24,027,011
WPX Energy, Inc. *	182,099	2,736,948

		1,503,773,723

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	427,292	43,729,063
CVS Caremark Corp.	1,258,851	64,453,171
Safeway, Inc. (b)	231,196	4,450,523
Sysco Corp.	590,657	18,765,173

2

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Kroger Co.	509,047	14,100,602
Wal-Mart Stores, Inc.	1,673,502	117,061,465
Walgreen Co.	853,911	34,122,284
Whole Foods Market, Inc.	169,716	16,335,165

		313,017,446

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	2,008,991	67,662,817
Archer-Daniels-Midland Co.	662,899	18,912,509
Beam, Inc.	161,179	9,886,720
Brown-Forman Corp., Class B	149,692	9,685,072
Campbell Soup Co.	168,411	6,182,368
Coca-Cola Enterprises, Inc.	295,862	10,316,708
ConAgra Foods, Inc.	401,749	13,133,175
Constellation Brands, Inc., Class A *	175,065	5,665,103
Dean Foods Co. *	197,270	3,612,014
Dr Pepper Snapple Group, Inc.	203,200	9,158,224
General Mills, Inc.	634,980	26,631,061
H.J. Heinz Co.	316,443	19,185,939
Hormel Foods Corp.	144,300	4,994,223
Kellogg Co.	249,234	14,580,189
Kraft Foods Group, Inc.	584,618	27,021,044
Lorillard, Inc.	389,091	15,201,785
McCormick & Co., Inc. - Non Voting Shares	132,602	8,267,735
Mead Johnson Nutrition Co.	205,300	15,602,800
Molson Coors Brewing Co., Class B	147,030	6,642,815
Mondelez International, Inc., Class A	1,785,254	49,612,209
Monster Beverage Corp. *	148,900	7,132,310
PepsiCo, Inc.	1,542,163	112,346,575
Philip Morris International, Inc.	1,665,946	146,869,799
Reynolds American, Inc.	327,596	14,407,672
The Coca-Cola Co.	3,850,756	143,402,153
The Hershey Co.	145,128	11,530,420
The JM Smucker Co.	106,275	9,419,153
Tyson Foods, Inc., Class A	277,090	6,129,231

		793,191,823

Health Care Equipment & Services 4.1%
Abbott Laboratories	1,565,986	53,055,606
Aetna, Inc.	347,780	16,773,429
AmerisourceBergen Corp.	247,246	11,217,551
Baxter International, Inc.	551,489	37,413,014
Becton, Dickinson & Co.	202,390	17,008,856
Boston Scientific Corp. *	1,434,274	10,714,027
C.R. Bard, Inc.	74,873	7,642,287
Cardinal Health, Inc.	330,733	14,489,413
CareFusion Corp. *	207,066	6,427,329
Cerner Corp. *	147,600	12,184,380
Cigna Corp.	279,608	16,312,331
Coventry Health Care, Inc.	138,985	6,369,682
Covidien plc	474,500	29,580,330
DaVita HealthCare Partners, Inc. *	79,100	9,128,931
DENTSPLY International, Inc.	132,400	5,529,024
Edwards Lifesciences Corp. *	115,800	10,413,894
Express Scripts Holding Co. *	817,495	43,670,583
Humana, Inc.	159,403	11,853,207
Intuitive Surgical, Inc. *	39,467	22,669,055
Laboratory Corp. of America Holdings *	89,691	8,027,344
McKesson Corp.	234,575	24,684,327
Medtronic, Inc.	1,007,839	46,965,297
Patterson Cos., Inc.	83,947	3,033,005
Quest Diagnostics, Inc.	156,880	9,091,196
St. Jude Medical, Inc.	319,387	12,999,051
Stryker Corp.	285,740	17,901,611
Tenet Healthcare Corp. *	112,904	4,384,062
UnitedHealth Group, Inc.	1,011,410	55,839,946
Varian Medical Systems, Inc. *	110,706	7,821,379
WellPoint, Inc.	300,529	19,480,290
Zimmer Holdings, Inc.	177,223	13,220,836

		565,901,273

Household & Personal Products 2.3%
Avon Products, Inc.	423,620	7,193,068
Colgate-Palmolive Co.	443,497	47,618,273
Kimberly-Clark Corp.	387,795	34,711,531
The Clorox Co.	133,057	10,432,999
The Estee Lauder Cos., Inc., Class A	237,252	14,455,764
The Procter & Gamble Co.	2,733,690	205,464,140

		319,875,775

Insurance 4.0%
ACE Ltd.	335,100	28,594,083
Aflac, Inc.	462,773	24,554,735
American International Group, Inc. *	1,469,654	55,597,011
Aon plc	311,450	17,983,123
Assurant, Inc.	89,346	3,416,591
Berkshire Hathaway, Inc., Class B *	1,821,330	176,541,517
Cincinnati Financial Corp.	155,203	6,586,815
Genworth Financial, Inc., Class A *	496,064	4,548,907
Hartford Financial Services Group, Inc.	448,595	11,125,156
Lincoln National Corp.	294,671	8,539,566
Loews Corp.	308,816	13,393,350
Marsh & McLennan Cos., Inc.	541,179	19,201,031
MetLife, Inc.	1,080,877	40,359,947
Principal Financial Group, Inc.	271,367	8,415,091
Prudential Financial, Inc.	460,531	26,655,534
The Allstate Corp.	476,210	20,905,619
The Chubb Corp.	267,893	21,514,487
The Progressive Corp.	541,420	12,176,536
The Travelers Cos., Inc.	377,260	29,599,819
Torchmark Corp.	95,511	5,320,918
Unum Group	276,440	6,443,816
XL Group plc	312,199	8,654,156

		550,127,808

Materials 3.5%
Air Products & Chemicals, Inc.	213,301	18,648,906
Airgas, Inc.	75,000	7,143,000

 3

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Alcoa, Inc.	1,054,364	9,320,578
Allegheny Technologies, Inc.	101,170	3,202,031
Ball Corp.	152,738	6,799,896
Bemis Co., Inc.	92,335	3,294,513
CF Industries Holdings, Inc.	66,225	15,176,783
Cliffs Natural Resources, Inc. (b)	136,800	5,104,008
E.I. du Pont de Nemours & Co.	937,704	44,494,055
Eastman Chemical Co.	151,116	10,751,903
Ecolab, Inc.	260,228	18,840,507
FMC Corp.	134,200	8,249,274
Freeport-McMoRan Copper & Gold, Inc.	951,640	33,545,310
International Flavors & Fragrances, Inc.	80,543	5,672,643
International Paper Co.	451,389	18,696,532
LyondellBasell Industries N.V., Class A	375,300	23,801,526
MeadWestvaco Corp.	181,650	5,694,728
Monsanto Co.	529,600	53,674,960
Newmont Mining Corp.	490,946	21,091,040
Nucor Corp.	312,900	14,396,529
Owens-Illinois, Inc. *	157,500	3,748,500
PPG Industries, Inc. (b)	147,048	20,273,508
Praxair, Inc.	294,679	32,523,721
Sealed Air Corp.	183,368	3,432,649
Sigma-Aldrich Corp.	116,454	9,005,388
The Dow Chemical Co.	1,192,735	38,406,067
The Mosaic Co.	283,200	17,346,000
The Sherwin-Williams Co.	88,636	14,371,441
United States Steel Corp. (b)	134,613	3,008,601
Vulcan Materials Co.	123,471	6,983,520

		476,698,117

Media 3.4%
Cablevision Systems Corp., Class A	220,000	3,220,800
CBS Corp., Class B - Non Voting Shares	588,236	24,541,206
Comcast Corp., Class A	2,644,464	100,701,189
DIRECTV *	595,602	30,459,086
Discovery Communications, Inc., Class A *	234,900	16,297,362
Gannett Co., Inc.	207,114	4,065,648
News Corp., Class A	2,012,101	55,815,682
Omnicom Group, Inc.	257,747	13,990,507
Scripps Networks Interactive, Class A	91,193	5,632,992
The Interpublic Group of Cos., Inc.	454,565	5,504,782
The Walt Disney Co.	1,776,083	95,695,352
The Washington Post Co., Class B	5,369	2,070,716
Time Warner Cable, Inc.	300,201	26,819,957
Time Warner, Inc.	948,174	47,901,751
Viacom Inc., Class B	467,853	28,234,929

		460,951,959

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	1,565,986	57,456,026
Actavis, Inc. *	125,746	10,863,197
Agilent Technologies, Inc.	341,166	15,277,413
Alexion Pharmaceuticals, Inc. *	195,700	18,393,843
Allergan, Inc.	306,958	32,233,660
Amgen, Inc.	760,959	65,031,556
Biogen Idec, Inc. *	237,691	37,098,811
Bristol-Myers Squibb Co.	1,659,364	59,969,415
Celgene Corp. *	421,213	41,683,238
Eli Lilly & Co.	1,021,623	54,850,939
Forest Laboratories, Inc. *	231,064	8,387,623
Gilead Sciences, Inc. *	1,517,250	59,855,513
Hospira, Inc. *	157,282	5,366,462
Johnson & Johnson	2,768,925	204,678,936
Life Technologies Corp. *	173,435	11,219,511
Merck & Co., Inc.	3,029,614	131,030,806
Mylan, Inc. *	404,751	11,442,311
PerkinElmer, Inc.	105,660	3,723,458
Perrigo Co.	95,800	9,628,858
Pfizer, Inc.	7,357,733	200,718,956
Thermo Fisher Scientific, Inc.	353,637	25,511,373
Waters Corp. *	92,152	8,438,359

		1,072,860,264

Real Estate 2.2%
American Tower Corp.	390,500	29,736,575
Apartment Investment & Management Co., Class A	149,714	4,084,198
AvalonBay Communities, Inc.	115,999	15,055,510
Boston Properties, Inc.	148,976	15,684,193
CBRE Group, Inc., Class A *	307,440	6,634,555
Equity Residential	318,722	17,654,012
HCP, Inc.	447,900	20,778,081
Health Care REIT, Inc.	264,700	16,633,748
Host Hotels & Resorts, Inc.	714,111	11,989,924
Kimco Realty Corp.	421,159	8,747,472
Plum Creek Timber Co., Inc.	158,777	7,649,876
ProLogis, Inc.	461,289	18,405,431
Public Storage	143,278	22,054,783
Simon Property Group, Inc.	307,853	49,311,893
Ventas, Inc.	289,700	19,204,213
Vornado Realty Trust REIT	178,456	15,072,394
Weyerhaeuser Co.	531,440	16,006,973

		294,703,831

Retailing 4.1%
Abercrombie & Fitch Co., Class A	78,745	3,937,250
Amazon.com, Inc. *	360,480	95,707,440
AutoNation, Inc. *	40,833	1,980,400
AutoZone, Inc. *	36,998	13,678,161
Bed Bath & Beyond, Inc. *	226,869	13,317,210
Best Buy Co., Inc.	296,557	4,822,017
Big Lots, Inc. *	72,567	2,333,029
CarMax, Inc. *	225,700	8,897,094
Dollar General Corp. *	260,000	12,017,200
Dollar Tree, Inc. *	230,600	9,221,694
Expedia, Inc.	95,113	6,206,123
Family Dollar Stores, Inc.	92,430	5,240,781
GameStop Corp., Class A (b)	146,800	3,405,760
Genuine Parts Co.	147,638	10,043,813

4

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
J.C. Penney Co., Inc. (b)	153,021	3,110,917
Kohl’s Corp.	213,210	9,869,491
Limited Brands, Inc.	230,635	11,075,093
Lowe’s Cos., Inc.	1,129,788	43,146,604
Macy’s, Inc.	399,926	15,801,076
Netflix, Inc. *	58,300	9,633,492
Nordstrom, Inc.	151,296	8,356,078
O’Reilly Automotive, Inc. *	116,800	10,821,520
PetSmart, Inc.	106,900	6,992,329
Priceline.com, Inc. *	49,242	33,753,914
Ross Stores, Inc.	221,300	13,211,610
Staples, Inc.	653,469	8,808,762
Target Corp.	642,708	38,825,990
The Gap, Inc.	294,662	9,629,554
The Home Depot, Inc.	1,491,550	99,814,526
The TJX Cos., Inc.	716,106	32,353,669
Tiffany & Co.	116,328	7,648,566
TripAdvisor, Inc. *	114,313	5,290,406
Urban Outfitters, Inc. *	111,100	4,753,969

		563,705,538

Semiconductors & Semiconductor Equipment 1.9%
Advanced Micro Devices, Inc. (b)*	559,039	1,453,502
Altera Corp.	304,846	10,187,953
Analog Devices, Inc.	296,254	12,928,525
Applied Materials, Inc.	1,262,472	16,298,514
Broadcom Corp., Class A	508,218	16,491,674
First Solar, Inc. (b)*	47,800	1,347,004
Intel Corp.	4,944,405	104,030,281
KLA-Tencor Corp.	160,681	8,822,994
Lam Research Corp. *	199,374	8,202,246
Linear Technology Corp.	230,968	8,458,048
LSI Corp. *	573,376	4,036,567
Microchip Technology, Inc.	208,823	6,985,129
Micron Technology, Inc. *	1,044,275	7,894,719
NVIDIA Corp.	601,582	7,375,395
Teradyne, Inc. *	168,449	2,722,136
Texas Instruments, Inc.	1,109,254	36,694,122
Xilinx, Inc.	269,163	9,821,758

		263,750,567

Software & Services 9.3%
Accenture plc, Class A	632,600	45,477,614
Adobe Systems, Inc. *	495,676	18,751,423
Akamai Technologies, Inc. *	169,341	6,893,872
Autodesk, Inc. *	214,381	8,335,133
Automatic Data Processing, Inc.	485,173	28,765,907
BMC Software, Inc. *	162,339	6,745,185
CA, Inc.	370,925	9,206,358
Citrix Systems, Inc. *	184,808	13,520,553
Cognizant Technology Solutions Corp., Class A *	300,248	23,473,389
Computer Sciences Corp.	144,040	6,020,872
eBay, Inc. *	1,162,269	65,005,705
Electronic Arts, Inc. *	305,892	4,811,681
Fidelity National Information Services, Inc.	255,934	9,497,711
Fiserv, Inc. *	132,652	10,653,282
Google, Inc., Class A *	266,027	201,033,944
International Business Machines Corp.	1,060,990	215,455,239
Intuit, Inc.	284,809	17,766,385
MasterCard, Inc., Class A	106,070	54,986,688
Microsoft Corp.	7,567,331	207,874,583
Oracle Corp.	3,752,586	133,254,329
Paychex, Inc.	305,065	9,954,271
Red Hat, Inc. *	194,100	10,784,196
SAIC, Inc.	252,000	3,049,200
Salesforce.com, Inc. *	130,527	22,467,613
Symantec Corp. *	692,550	15,076,814
Teradata Corp. *	161,371	10,756,991
The Western Union Co.	630,625	8,973,794
Total System Services, Inc.	177,100	4,117,575
VeriSign, Inc. *	149,825	6,503,903
Visa, Inc., Class A	519,200	81,986,872
Yahoo! Inc. *	1,030,255	20,223,906

		1,281,424,988

Technology Hardware & Equipment 6.6%
Amphenol Corp., Class A	161,800	10,932,826
Apple, Inc.	939,120	427,590,727
Cisco Systems, Inc.	5,281,728	108,645,145
Corning, Inc.	1,500,787	18,009,444
Dell, Inc.	1,453,085	19,238,845
EMC Corp. *	2,110,245	51,933,130
F5 Networks, Inc. *	74,000	7,761,120
FLIR Systems, Inc.	149,700	3,558,369
Harris Corp.	129,300	5,973,660
Hewlett-Packard Co.	1,934,308	31,935,425
Jabil Circuit, Inc.	170,686	3,227,672
JDS Uniphase Corp. *	201,881	2,929,293
Juniper Networks, Inc. *	520,465	11,648,007
Molex, Inc.	126,666	3,440,249
Motorola Solutions, Inc.	282,922	16,519,815
NetApp, Inc. *	345,174	12,426,264
QUALCOMM, Inc.	1,696,565	112,024,187
SanDisk Corp. *	247,324	12,363,727
Seagate Technology plc	367,000	12,470,660
TE Connectivity Ltd.	416,600	16,197,408
Western Digital Corp.	223,300	10,495,100
Xerox Corp.	1,284,866	10,291,777

		909,612,850

Telecommunication Services 2.9%
AT&T, Inc.	5,677,536	197,521,477
CenturyLink, Inc.	621,243	25,129,279
Crown Castle International Corp. *	289,600	20,422,592
Frontier Communications Corp. (b)	937,945	4,286,409
MetroPCS Communications, Inc. *	312,500	3,134,375
Sprint Nextel Corp. *	3,071,908	17,294,842
Verizon Communications, Inc.	2,853,078	124,422,732
Windstream Corp. (b)	565,074	5,503,821

		397,715,527

 5

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 1.6%
C.H. Robinson Worldwide, Inc.	155,995	10,319,069
CSX Corp.	1,013,291	22,322,801
Expeditors International of Washington, Inc.	199,300	8,549,970
FedEx Corp.	288,568	29,275,224
Norfolk Southern Corp.	325,292	22,402,860
Ryder System, Inc.	60,702	3,446,660
Southwest Airlines Co.	753,336	8,444,896
Union Pacific Corp.	471,975	62,045,833
United Parcel Service, Inc., Class B	710,418	56,329,043

		223,136,356

Utilities 3.3%
AGL Resources, Inc.	108,840	4,549,512
Ameren Corp.	257,420	8,350,705
American Electric Power Co., Inc.	488,802	22,137,842
CenterPoint Energy, Inc.	448,566	9,168,689
CMS Energy Corp.	261,884	6,730,419
Consolidated Edison, Inc.	295,865	16,828,801
Dominion Resources, Inc.	566,664	30,662,189
DTE Energy Co.	178,612	11,307,926
Duke Energy Corp.	708,799	48,722,843
Edison International	321,993	15,516,843
Entergy Corp.	173,453	11,205,064
Exelon Corp.	843,593	26,522,564
FirstEnergy Corp.	413,294	16,734,274
Integrys Energy Group, Inc.	71,494	3,910,007
NextEra Energy, Inc.	417,838	30,105,228
NiSource, Inc.	302,662	8,180,954
Northeast Utilities	320,500	13,053,965
NRG Energy, Inc.	320,000	7,680,000
ONEOK, Inc.	200,400	9,420,804
Pepco Holdings, Inc.	250,100	4,881,952
PG&E Corp.	434,406	18,523,072
Pinnacle West Capital Corp.	104,861	5,597,480
PPL Corp.	573,970	17,385,551
Public Service Enterprise Group, Inc.	513,470	16,009,994
SCANA Corp.	129,800	6,075,938
Sempra Energy	222,169	16,673,783
TECO Energy, Inc.	194,819	3,461,934
The AES Corp.	623,349	6,757,103
The Southern Co.	874,825	38,693,510
Wisconsin Energy Corp.	224,900	8,867,807
Xcel Energy, Inc.	497,586	13,822,939

		457,539,692

Total Common Stock
(Cost $9,359,845,461)		13,358,917,032

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.7% of net assets

Time Deposits 2.6%
Bank of Montreal
0.03%, 02/01/13	49,273,860	49,273,860
Bank of Nova Scotia
0.03%, 02/01/13	80,000,000	80,000,000
Deutsche Bank
0.03%, 02/01/13	24,337,831	24,337,831
DNB
0.03%, 02/01/13	112,073,813	112,073,813
Wells Fargo
0.03%, 02/01/13	84,898,458	84,898,458

		350,583,962

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.01%, 03/14/13 (c)(d)	800,000	799,993
0.02%, 03/14/13 (c)(d)	1,000,000	999,983
0.03%, 03/14/13 (c)(d)	1,500,000	1,499,949
0.04%, 03/14/13 (c)(d)	10,370,000	10,369,581
0.05%, 03/14/13 (c)(d)	2,700,000	2,699,846
0.06%, 03/14/13 (c)(d)	1,300,000	1,299,919

		17,669,271

Total Short-Term Investments
(Cost $368,253,233)		368,253,233

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.4% of net assets

Wells Fargo Advantage Government Money Market Fund	60,401,495	60,401,495

Total Collateral Invested for Securities on Loan
(Cost $60,401,495)		60,401,495

End of Collateral Invested for Securities on Loan.

At 01/31/13 tax basis cost of the fund’s investments was $9,736,748,260 and the unrealized appreciation and depreciation were $4,974,550,586 and ($984,128,581), respectively, with a net unrealized appreciation of $3,990,422,005.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

6

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/15/13	4,500	335,992,500	10,824,625

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

 7

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$13,358,917,032	$—	$—	$13,358,917,032
Short-Term Investments[1]	—	368,253,233	—	368,253,233

Total	$13,358,917,032	$368,253,233	$—	$13,727,170,265

Other Financial Instruments
Collateral Invested for Securities on Loan	$60,401,495	$—	$—	$60,401,495
Futures Contracts[2]	10,824,625	—	—	10,824,625

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

On January 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46816JAN13

8

Schwab Capital Trust
Schwab Small-Cap Index Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.7%		Common Stock	1,397,085,750	1,807,934,251
0.0%		Rights	—	—
0.0%		Warrants	—	2,758
2.7%		Short-Term Investments	49,691,246	49,691,246

100.4%		Total Investments	1,446,776,996	1,857,628,255
5.3%		Collateral Invested for Securities on Loan	97,294,404	97,294,404
(5	.7)%	Other Assets and Liabilities, Net		(104,505,344)

100.0%		Net Assets		1,850,417,315

	Number	Value
Security	of Shares	($)

Common Stock 97.7% of net assets

Automobiles & Components 0.9%
American Axle & Manufacturing Holdings, Inc. *	93,000	1,086,240
Cooper Tire & Rubber Co.	88,823	2,261,434
Dana Holding Corp.	209,000	3,360,720
Dorman Products, Inc.	36,000	1,246,680
Drew Industries, Inc.	26,200	959,444
Exide Technologies *	103,700	356,728
Federal-Mogul Corp. *	25,400	237,236
Fuel Systems Solutions, Inc. *	22,300	327,364
Gentherm, Inc. *	39,700	574,856
Modine Manufacturing Co. *	62,300	528,304
Shiloh Industries, Inc.	7,200	78,120
Spartan Motors, Inc.	44,700	253,449
Standard Motor Products, Inc.	28,800	668,448
Stoneridge, Inc. *	42,600	266,676
Superior Industries International, Inc.	31,400	636,478
Tenneco, Inc. *	85,900	3,003,064
Tower International, Inc. *	8,800	85,272
Winnebago Industries, Inc. *	44,000	823,680

		16,754,193

Banks 8.0%
1st Source Corp.	20,121	454,735
1st United Bancorp, Inc.	43,000	276,060
Access National Corp.	10,100	156,651
Alliance Financial Corp.	6,400	285,504
American National Bankshares, Inc.	10,700	216,568
Ameris Bancorp *	31,800	421,668
Ames National Corp. (c)	11,100	242,868
Arrow Financial Corp.	13,871	338,452
Astoria Financial Corp.	120,800	1,176,592
BancFirst Corp.	8,716	356,484
Banco Latinoamericano de Comercio Exterior, S.A., Class E	39,200	909,440
BancorpSouth, Inc.	132,900	1,927,050
Bank Mutual Corp.	61,600	316,008
Bank of Kentucky Financial Corp.	7,700	202,125
Bank of Marin Bancorp	7,100	278,675
Bank of the Ozarks, Inc.	42,600	1,547,232
BankFinancial Corp.	28,200	212,910
Banner Corp.	26,700	806,340
Bar Harbor Bankshares	5,300	187,090
BBCN Bancorp, Inc.	114,400	1,383,096
Beneficial Mutual Bancorp, Inc. *	44,503	416,548
Berkshire Bancorp, Inc.	8,700	72,558
Berkshire Hills Bancorp, Inc.	34,300	830,060
BofI Holding, Inc. *	15,500	495,380
Boston Private Financial Holdings, Inc.	116,000	1,073,000
Bridge Bancorp, Inc.	11,800	241,192
Bridge Capital Holdings *	12,200	191,418
Brookline Bancorp, Inc.	105,522	929,649
Bryn Mawr Bank Corp.	16,400	379,496
BSB Bancorp, Inc. *	11,300	144,075
C&F Financial Corp.	4,400	178,816
Camden National Corp.	10,300	347,625
Cape Bancorp, Inc.	15,400	139,986
Capital Bank Financial Corp., Class A *	13,400	207,298
Capital City Bank Group, Inc. *	15,300	171,360
Cardinal Financial Corp.	42,500	694,450
Cascade Bancorp (c)*	17,770	122,968
Cathay General Bancorp	112,422	2,182,111
Center Bancorp, Inc.	16,200	194,076
Centerstate Banks, Inc.	40,200	355,770
Central Pacific Financial Corp. *	29,700	478,467
Century Bancorp, Inc., Class A	4,700	156,651
Charter Financial Corp.	9,029	102,569
Chemical Financial Corp.	38,603	938,439
Citizens & Northern Corp.	16,300	324,370
Citizens Republic Bancorp, Inc. *	59,500	1,214,990
City Holding Co.	22,100	835,159
Clifton Savings Bancorp, Inc.	11,400	132,696
CNB Financial Corp.	16,500	280,335
CoBiz Financial, Inc.	49,300	402,288
Columbia Banking System, Inc.	55,100	1,113,020
Community Bank System, Inc.	55,800	1,584,720
Community Trust Bancorp, Inc.	19,800	667,458
Crescent Financial Bancshares, Inc. (c)*	13,000	55,900
CVB Financial Corp.	122,919	1,352,109
Dime Community Bancshares, Inc.	44,600	615,926
Doral Financial Corp. *	171,000	112,689

 1

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Eagle Bancorp, Inc. *	25,500	575,280
Enterprise Bancorp, Inc.	8,190	141,114
Enterprise Financial Services Corp.	24,300	325,863
ESB Financial Corp.	16,700	232,798
ESSA Bancorp, Inc.	15,200	167,352
EverBank Financial Corp.	30,700	447,913
F.N.B. Corp.	195,937	2,270,910
Farmers National Banc Corp.	25,800	169,764
Federal Agricultural Mortgage Corp., Class C	15,800	542,098
Fidelity Southern Corp. *	13,377	149,694
Financial Institutions, Inc.	18,500	371,665
First Bancorp	21,200	269,240
First BanCorp *	96,500	495,045
First Bancorp, Inc.	12,096	200,310
First Busey Corp.	103,200	468,528
First California Financial Group, Inc. *	30,800	247,016
First Commonwealth Financial Corp.	146,256	1,034,030
First Community Bancshares, Inc.	24,600	392,370
First Connecticut Bancorp, Inc.	23,900	336,034
First Defiance Financial Corp.	13,000	266,240
First Federal Bancshares of Arkansas, Inc. (c)*	14,100	138,885
First Financial Bancorp	82,689	1,264,315
First Financial Bankshares, Inc. (c)	44,131	1,812,019
First Financial Corp.	17,700	534,009
First Financial Holdings, Inc.	22,100	334,815
First Financial Northwest, Inc. *	22,000	178,420
First Interstate BancSystem, Inc.	24,600	423,858
First Merchants Corp.	39,300	591,465
First Midwest Bancorp, Inc.	106,163	1,345,085
First PacTrust Bancorp, Inc.	13,600	159,936
Firstmerit Corp.	159,000	2,421,570
Flushing Financial Corp.	47,500	752,400
FNB United Corp. (c)*	13,700	150,974
Fox Chase Bancorp, Inc.	19,500	335,595
Franklin Financial Corp.	21,500	372,595
German American Bancorp, Inc.	16,900	377,377
Glacier Bancorp, Inc.	100,711	1,569,077
Great Southern Bancorp, Inc.	13,600	338,096
Guaranty Bancorp *	104,600	217,568
Hancock Holding Co.	107,949	3,262,219
Hanmi Financial Corp. *	45,900	755,055
Heartland Financial USA, Inc.	19,900	471,431
Heritage Commerce Corp. *	27,900	181,629
Heritage Financial Corp.	21,000	296,730
Heritage Financial Group, Inc.	11,900	166,719
Heritage Oaks Bancorp *	27,600	160,080
Hingham Institution for Savings	1,800	125,010
Home Bancorp, Inc. *	9,400	179,446
Home Bancshares, Inc.	32,590	1,131,525
Home Federal Bancorp, Inc.	22,200	285,492
Home Loan Servicing Solutions Ltd.	75,000	1,630,500
HomeStreet, Inc. *	12,000	302,640
HomeTrust Bancshares, Inc. *	29,400	424,830
Horizon Bancorp	9,900	197,307
Hudson Valley Holding Corp.	20,900	319,770
IBERIABANK Corp.	41,500	2,136,835
Independent Bank Corp.	33,000	1,022,670
International Bancshares Corp.	77,800	1,520,990
Investors Bancorp, Inc.	62,000	1,094,300
Kearny Financial Corp.	22,000	222,200
Lakeland Bancorp, Inc.	41,250	402,187
Lakeland Financial Corp.	23,200	567,008
MainSource Financial Group, Inc.	27,000	372,600
MB Financial, Inc.	77,324	1,729,738
Mercantile Bank Corp.	11,800	194,700
Merchants Bancshares, Inc.	6,446	182,551
Meridian Interstate Bancorp, Inc. *	11,800	206,264
Metro Bancorp, Inc. *	18,600	292,206
MetroCorp Bancshares, Inc. *	21,700	218,736
MGIC Investment Corp. *	285,900	794,802
Middleburg Financial Corp.	7,400	136,826
MidSouth Bancorp, Inc.	10,200	153,612
MidWestOne Financial Group, Inc.	9,300	222,270
NASB Financial, Inc. (c)*	5,800	131,544
National Bank Holdings Corp., Class A	10,100	182,305
National Bankshares, Inc. (c)	9,300	314,712
National Penn Bancshares, Inc.	172,878	1,685,560
Nationstar Mortgage Holdings, Inc. (c)*	26,300	949,167
NBT Bancorp, Inc.	46,085	955,803
Northfield Bancorp, Inc.	31,986	357,923
Northrim BanCorp, Inc.	8,900	193,842
Northwest Bancshares, Inc.	140,909	1,719,090
OceanFirst Financial Corp.	19,600	278,124
Ocwen Financial Corp. *	152,100	5,927,337
Old National Bancorp	147,983	1,977,053
OmniAmerican Bancorp, Inc. *	15,900	394,479
Oriental Financial Group, Inc.	63,500	912,495
Oritani Financial Corp.	67,950	1,028,763
Pacific Continental Corp.	24,700	271,453
Pacific Mercantile Bancorp *	14,600	84,680
PacWest Bancorp	42,216	1,160,096
Park National Corp. (c)	16,853	1,103,029
Park Sterling Corp. *	62,100	352,728
Peapack-Gladstone Financial Corp.	12,200	179,218
Penns Woods Bancorp, Inc.	5,100	204,459
Peoples Bancorp, Inc.	14,100	305,970
Peoples Federal Bancshares, Inc.	8,400	149,688
Pinnacle Financial Partners, Inc. *	47,932	1,029,100
Preferred Bank *	16,100	241,983
PrivateBancorp, Inc.	91,076	1,563,775
Prosperity Bancshares, Inc.	67,100	3,026,881
Provident Financial Holdings, Inc.	13,400	222,976
Provident Financial Services, Inc.	83,551	1,239,061
Provident New York Bancorp	60,100	536,693
Radian Group, Inc.	195,800	1,258,994
Renasant Corp.	36,300	706,035
Republic Bancorp, Inc., Class A	13,300	298,851
Rockville Financial, Inc.	39,500	508,760
Roma Financial Corp.	10,100	152,308
S&T Bancorp, Inc.	41,981	774,130
S.Y. Bancorp, Inc.	16,100	364,021
Sandy Spring Bancorp, Inc.	34,900	692,765
SCBT Financial Corp.	23,100	972,510
Seacoast Banking Corp. of Florida *	97,100	173,809

2

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SI Financial Group, Inc.	14,500	168,780
Sierra Bancorp	15,900	198,114
Simmons First National Corp., Class A	23,200	592,296
Simplicity Bancorp, Inc.	12,400	178,808
Southside Bancshares, Inc. (c)	25,300	534,842
Southwest Bancorp, Inc. *	26,000	333,060
State Bank Financial Corp.	44,800	715,008
StellarOne Corp.	30,800	460,460
Sterling Bancorp	41,400	397,026
Sterling Financial Corp.	37,900	818,261
Suffolk Bancorp *	13,000	179,790
Sun Bancorp, Inc. *	50,400	174,384
Susquehanna Bancshares, Inc.	265,808	3,035,527
Taylor Capital Group, Inc. *	22,200	385,170
Territorial Bancorp, Inc.	16,000	366,560
Texas Capital Bancshares, Inc. *	56,800	2,351,520
The Bancorp, Inc. *	45,800	539,524
The First of Long Island Corp.	10,200	297,432
Tompkins Financial Corp.	15,400	630,014
TowneBank (c)	35,879	544,284
Tree.com, Inc.	8,300	145,084
TriCo Bancshares	21,900	360,912
TrustCo Bank Corp.	131,702	696,703
Trustmark Corp.	90,877	2,101,985
UMB Financial Corp.	45,300	2,005,431
Umpqua Holdings Corp.	157,495	1,990,737
Union First Market Bankshares Corp.	27,100	473,708
United Bankshares, Inc. (c)	72,322	1,843,488
United Community Banks, Inc. *	64,700	678,703
United Financial Bancorp, Inc.	29,400	440,118
Univest Corp. of Pennsylvania	22,500	379,800
ViewPoint Financial Group, Inc.	46,700	987,705
Virginia Commerce Bancorp, Inc. *	36,800	483,552
Walker & Dunlop, Inc. *	19,500	418,860
Washington Banking Co.	20,500	288,845
Washington Trust Bancorp, Inc.	21,000	553,560
Waterstone Financial, Inc. *	20,600	154,088
Webster Financial Corp.	101,200	2,251,700
WesBanco, Inc.	35,498	823,199
West Bancorp, Inc.	20,800	230,256
West Coast Bancorp	29,600	702,112
Westamerica Bancorp	40,700	1,807,894
Western Alliance Bancorp *	101,600	1,249,680
Westfield Financial, Inc.	37,600	283,504
Wilshire Bancorp, Inc. *	90,100	553,214
Wintrust Financial Corp.	52,055	1,929,679
WSFS Financial Corp.	10,500	477,435

		147,008,353

Capital Goods 9.1%
A.O. Smith Corp.	55,095	3,816,982
AAON, Inc.	25,150	571,911
AAR Corp.	56,097	1,057,428
Accuride Corp. *	65,000	244,400
Aceto Corp.	35,700	372,708
Actuant Corp., Class A	103,048	3,037,855
Acuity Brands, Inc.	59,900	4,121,120
Aegion Corp. *	55,000	1,293,600
Aerovironment, Inc. *	24,300	526,095
Aircastle Ltd.	87,400	1,206,120
Alamo Group, Inc.	10,500	356,580
Albany International Corp., Class A	39,000	977,340
Altra Holdings, Inc.	38,200	914,890
Ameresco, Inc., Class A *	27,700	272,568
American Railcar Industries, Inc.	13,000	511,420
American Science & Engineering, Inc.	12,200	824,476
American Superconductor Corp. (c)*	59,800	158,470
American Woodmark Corp. *	15,700	436,617
Ampco-Pittsburgh Corp.	11,400	209,988
API Technologies Corp. *	44,400	126,096
Apogee Enterprises, Inc.	40,100	980,445
Applied Industrial Technologies, Inc.	59,166	2,600,937
Argan, Inc.	13,500	253,800
Astec Industries, Inc.	28,095	992,315
Astronics Corp. *	19,300	442,163
AZZ, Inc.	35,000	1,497,650
Barnes Group, Inc.	75,740	1,810,186
Beacon Roofing Supply, Inc. *	66,882	2,417,116
Belden, Inc.	65,400	3,149,010
Blount International, Inc. *	68,262	1,163,867
BlueLinx Holdings, Inc. *	33,100	102,610
Brady Corp., Class A	69,829	2,436,334
Briggs & Stratton Corp.	67,593	1,603,982
Builders FirstSource, Inc. *	60,900	381,843
CAI International, Inc. *	20,200	506,616
Capstone Turbine Corp. *	409,800	345,502
Cascade Corp.	13,300	858,781
Chart Industries, Inc. *	43,000	2,846,170
CIRCOR International, Inc.	24,300	1,008,450
CLARCOR, Inc.	71,100	3,587,706
Coleman Cable, Inc.	11,200	114,576
Columbus McKinnon Corp. *	25,800	488,136
Comfort Systems USA, Inc.	50,800	655,828
Commercial Vehicle Group, Inc. *	33,500	271,015
CPI Aerostructures, Inc. *	7,700	86,856
Cubic Corp.	22,615	1,062,905
Curtiss-Wright Corp.	66,000	2,352,900
DigitalGlobe, Inc. *	74,736	2,090,363
Douglas Dynamics, Inc.	30,400	400,672
DXP Enterprises, Inc. *	12,500	711,250
Dycom Industries, Inc. *	47,200	990,256
Dynamic Materials Corp.	17,900	297,498
Edgen Group, Inc. *	20,600	164,594
EMCOR Group, Inc.	94,400	3,429,552
Encore Wire Corp.	23,041	751,597
Energy Recovery, Inc. *	61,300	228,649
EnerSys, Inc. *	69,178	2,831,456
Enphase Energy, Inc. (c)*	37,800	142,506
EnPro Industries, Inc. *	28,800	1,281,024
ESCO Technologies, Inc.	37,769	1,554,950
Esterline Technologies Corp. *	43,000	2,854,770
Federal Signal Corp. *	94,400	758,976
Flow International Corp. *	63,400	239,018
Franklin Electric Co., Inc.	33,118	2,203,009
FreightCar America, Inc.	16,000	396,640
FuelCell Energy, Inc. *	215,500	234,895
Furmanite Corp. *	49,500	262,845
GenCorp, Inc. *	83,200	892,736

 3

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Generac Holdings, Inc.	35,300	1,312,454
Gibraltar Industries, Inc. *	46,000	799,020
Global Power Equipment Group, Inc.	23,600	387,276
Graham Corp.	13,200	305,844
Granite Construction, Inc.	54,500	1,981,620
Great Lakes Dredge & Dock Corp.	85,200	799,176
Griffon Corp.	63,821	753,088
H&E Equipment Services, Inc.	40,500	780,840
Hardinge, Inc.	16,000	180,480
HEICO Corp.	74,545	3,381,361
Hexcel Corp. *	140,883	3,774,256
Houston Wire & Cable Co.	23,800	284,410
Hurco Cos., Inc. *	8,600	255,248
Hyster-Yale Materials Handling, Inc.	15,554	780,500
II-VI, Inc. *	76,900	1,308,838
Insteel Industries, Inc.	23,600	357,776
John Bean Technologies Corp.	40,900	764,421
Kadant, Inc. *	16,500	443,355
Kaman Corp.	37,349	1,357,263
Kaydon Corp.	47,235	1,171,428
Kratos Defense & Security Solutions, Inc. *	54,700	241,227
L.B. Foster Co., Class A	12,700	550,037
Layne Christensen Co. *	28,311	641,810
Lindsay Corp.	18,000	1,674,720
LMI Aerospace, Inc. *	12,300	271,830
LSI Industries, Inc.	26,100	188,964
Lydall, Inc. *	23,000	351,440
MasTec, Inc. *	76,373	2,161,356
Meritor, Inc. *	131,700	600,552
Met-Pro Corp.	19,600	203,252
Michael Baker Corp.	11,200	287,728
Middleby Corp. *	26,452	3,739,255
Miller Industries, Inc.	15,800	241,424
Moog, Inc., Class A *	65,300	2,860,140
Mueller Industries, Inc.	29,224	1,559,393
Mueller Water Products, Inc., Class A	218,000	1,288,380
MYR Group, Inc. *	29,000	651,050
National Presto Industries, Inc. (c)	7,100	520,785
NCI Building Systems, Inc. *	26,400	408,672
NN, Inc. *	22,500	208,350
Nortek, Inc. *	10,600	764,790
Northwest Pipe Co. *	12,500	308,125
Omega Flex, Inc.	10,802	153,604
Orbital Sciences Corp. *	86,636	1,273,549
Orion Marine Group, Inc. *	36,200	282,360
Patrick Industries, Inc. *	5,800	95,468
PGT, Inc. *	26,800	131,320
Pike Electric Corp.	21,800	226,720
PMFG, Inc. *	27,700	232,957
Powell Industries, Inc. *	13,000	588,250
Preformed Line Products Co.	3,300	222,684
Primoris Services Corp.	41,100	788,298
Proto Labs, Inc. *	6,600	271,458
Quanex Building Products Corp.	50,804	1,049,611
Raven Industries, Inc.	53,000	1,427,290
RBC Bearings, Inc. *	31,400	1,655,722
Rexnord Corp. *	39,500	789,210
Robbins & Myers, Inc.	54,500	3,176,260
Rush Enterprises, Inc., Class A *	48,087	1,137,738
Sauer-Danfoss, Inc.	16,600	890,922
Seaboard Corp.	400	1,081,324
SeaCube Container Leasing Ltd.	14,800	339,956
SIFCO Industries, Inc.	5,931	91,812
Simpson Manufacturing Co., Inc.	57,194	1,854,229
Standex International Corp.	17,600	997,040
Sterling Construction Co., Inc. *	22,000	225,500
Sun Hydraulics Corp.	30,150	832,140
Sypris Solutions, Inc.	14,500	60,030
TAL International Group, Inc.	41,300	1,730,470
Taser International, Inc. *	76,200	637,794
Teledyne Technologies, Inc. *	52,000	3,549,520
Tennant Co.	26,700	1,229,268
Textainer Group Holdings Ltd.	19,200	795,840
The Eastern Co.	8,500	132,940
The Gorman-Rupp Co.	23,225	705,808
The Greenbrier Cos., Inc. *	31,400	625,802
The KEYW Holding Corp. *	34,500	443,670
Thermon Group Holdings, Inc. *	20,200	488,840
Titan International, Inc.	66,300	1,610,427
Titan Machinery, Inc. (c)*	23,200	670,712
Trex Co., Inc. *	20,800	878,800
TriMas Corp. *	47,200	1,458,008
Tutor Perini Corp. *	49,030	813,408
Twin Disc, Inc.	11,300	259,109
Universal Forest Products, Inc.	28,162	1,144,785
USG Corp. *	104,800	3,080,072
Vicor Corp. *	26,200	140,956
Wabash National Corp. *	98,800	1,022,580
Watsco, Inc.	41,600	3,134,560
Watts Water Technologies, Inc., Class A	39,207	1,807,443
Willis Lease Finance Corp. *	7,500	110,475
Woodward, Inc.	97,800	3,756,498

		168,776,790

Commercial & Professional Supplies 3.6%
A.T. Cross Co., Class A *	12,800	146,432
ABM Industries, Inc.	76,009	1,666,117
Acacia Research Corp. *	72,500	1,850,925
Acco Brands Corp. *	155,100	1,291,983
Acorn Energy, Inc. (c)	24,600	181,056
ARC Document Solutions, Inc. *	49,600	118,544
Barrett Business Services, Inc.	10,200	410,448
Casella Waste Systems, Inc., Class A *	52,000	236,080
CBIZ, Inc. *	52,800	319,968
CDI Corp.	19,400	330,188
CECO Environmental Corp.	9,800	108,388
Cenveo, Inc. (c)*	73,800	184,500
Compx International, Inc.	6,699	90,437
Consolidated Graphics, Inc. *	11,400	417,582
Courier Corp.	13,800	167,118
CRA International, Inc. *	14,500	269,555
Deluxe Corp.	72,146	2,654,251
EnergySolutions, Inc. *	106,900	409,427
EnerNOC, Inc. *	35,000	540,750
Ennis, Inc.	38,200	596,302
Exponent, Inc. *	18,700	914,243
Franklin Covey Co. *	17,900	248,452

4

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FTI Consulting, Inc. *	59,000	1,917,500
G&K Services, Inc., Class A	26,330	1,054,253
GP Strategies Corp. *	19,900	425,860
Healthcare Services Group, Inc.	96,025	2,319,004
Heidrick & Struggles International, Inc.	24,100	381,021
Heritage-Crystal Clean, Inc. *	10,600	166,738
Herman Miller, Inc.	82,500	2,037,750
Hill International, Inc. *	33,600	114,576
HNI Corp.	65,300	2,061,521
Hudson Global, Inc. *	43,900	211,159
Huron Consulting Group, Inc. *	31,500	1,074,150
ICF International, Inc. *	28,200	645,498
InnerWorkings, Inc. *	43,600	606,476
Insperity, Inc.	33,210	1,116,852
Interface, Inc.	85,700	1,438,046
Intersections, Inc.	12,300	127,674
Kelly Services, Inc., Class A	35,723	569,425
Kforce, Inc.	38,800	533,888
Kimball International, Inc., Class B	45,500	491,400
Knoll, Inc.	66,903	1,109,252
Korn/Ferry International *	70,661	1,213,956
McGrath RentCorp	36,698	1,096,903
Metalico, Inc. *	53,700	103,641
Mine Safety Appliances Co.	39,089	1,806,694
Mistras Group, Inc. *	21,400	471,228
Mobile Mini, Inc. *	52,468	1,259,232
Multi-Color Corp.	18,500	443,260
Navigant Consulting, Inc. *	72,548	836,478
NL Industries, Inc.	8,900	115,166
Odyssey Marine Exploration, Inc. (c)*	97,500	299,813
On Assignment, Inc. *	63,200	1,545,240
Pendrell Corp. *	202,500	295,650
Performant Financial Corp. *	12,500	158,750
Quad Graphics, Inc. (c)	37,000	802,900
Resources Connection, Inc.	57,950	707,569
RPX Corp. *	29,000	302,470
Schawk, Inc.	17,700	227,268
Standard Parking Corp. *	21,200	444,352
Steelcase, Inc., Class A	106,542	1,452,167
Swisher Hygiene, Inc. (c)*	154,600	231,900
Sykes Enterprises, Inc. *	54,193	872,507
Team, Inc. *	29,300	1,283,633
Tetra Tech, Inc. *	88,900	2,547,874
The Advisory Board Co. *	48,952	2,654,667
The Brink’s Co.	66,900	1,994,958
The Corporate Executive Board Co.	47,400	2,375,214
The Dolan Co. *	40,700	142,857
The Geo Group, Inc.	100,680	3,284,182
TMS International Corp., Class A *	17,200	239,768
TRC Cos., Inc. *	23,700	141,489
TrueBlue, Inc. *	57,576	989,731
UniFirst Corp.	21,135	1,727,575
United Stationers, Inc.	56,834	1,894,846
US Ecology, Inc.	24,500	582,120
Viad Corp.	30,396	848,656
VSE Corp.	5,500	132,055
WageWorks, Inc. *	8,900	177,644

		67,259,202

Consumer Durables & Apparel 3.2%
American Greetings Corp., Class A (c)	48,211	771,376
Arctic Cat, Inc. *	17,200	621,608
Bassett Furniture Industries, Inc.	15,500	215,760
Beazer Homes USA, Inc. (c)*	34,140	642,515
Black Diamond, Inc. *	28,600	218,790
Blyth, Inc. (c)	14,000	196,140
Brunswick Corp.	126,400	4,570,624
Callaway Golf Co.	94,069	617,093
Cavco Industries, Inc. *	10,200	528,972
Cherokee, Inc.	11,400	161,082
Columbia Sportswear Co. (c)	18,300	934,947
Crocs, Inc. *	127,100	1,888,706
CSS Industries, Inc.	13,400	304,314
Culp, Inc.	12,000	210,000
Delta Apparel, Inc. *	9,500	137,275
Ethan Allen Interiors, Inc.	34,179	988,115
Fifth & Pacific Cos., Inc. *	153,800	2,322,380
Flexsteel Industries, Inc.	6,200	145,452
G-III Apparel Group Ltd. *	23,500	843,415
Helen of Troy Ltd. *	44,900	1,625,380
Hooker Furniture Corp.	14,800	223,480
Hovnanian Enterprises, Inc., Class A (c)*	146,800	838,228
Iconix Brand Group, Inc. *	100,300	2,412,215
iRobot Corp. *	37,700	862,576
JAKKS Pacific, Inc.	36,400	475,384
Johnson Outdoors, Inc., Class A *	8,500	182,580
K-Swiss, Inc., Class A *	35,100	165,321
KB Home	116,800	2,227,376
La-Z-Boy, Inc.	72,500	1,133,900
LeapFrog Enterprises, Inc. *	69,300	624,393
Libbey, Inc. *	29,300	550,254
Lifetime Brands, Inc.	12,400	131,936
M.D.C. Holdings, Inc.	54,100	2,127,212
M/I Homes, Inc. *	29,700	809,028
Maidenform Brands, Inc. *	33,200	644,412
Marine Products Corp.	13,700	86,447
Meritage Homes Corp. *	44,685	1,976,864
Movado Group, Inc.	24,700	903,032
NACCO Industries, Inc., Class A	7,777	506,749
Oxford Industries, Inc.	19,200	948,096
Perry Ellis International, Inc.	16,800	324,240
Quiksilver, Inc. *	189,900	1,241,946
R. G. Barry Corp.	11,500	153,870
Sealy Corp. (c)*	66,200	142,992
Skechers U.S.A., Inc., Class A *	53,778	1,021,782
Skullcandy, Inc. *	22,200	146,076
Smith & Wesson Holding Corp. (c)*	89,100	766,260
Standard Pacific Corp. *	160,600	1,332,980
Steinway Musical Instruments, Inc. *	10,700	237,968
Steven Madden Ltd. *	55,000	2,534,400
Sturm, Ruger & Co., Inc. (c)	27,100	1,375,867
The Jones Group, Inc.	120,300	1,443,600
The Ryland Group, Inc.	63,500	2,522,220
The Warnaco Group, Inc. *	58,100	4,253,501
True Religion Apparel, Inc.	36,300	860,673
Tumi Holdings, Inc. *	29,600	665,704

 5

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unifi, Inc. *	18,700	252,450
Universal Electronics, Inc. *	20,100	383,910
Vera Bradley, Inc. (c)*	27,400	692,946
Wolverine World Wide, Inc.	68,836	2,959,948
Zagg, Inc. (c)*	35,000	242,200

		59,328,960

Consumer Services 4.1%
AFC Enterprises, Inc. *	35,800	1,040,348
American Public Education, Inc. *	25,200	970,956
Ameristar Casinos, Inc.	47,375	1,255,438
Ascent Capital Group, Inc., Class A *	20,200	1,286,942
Biglari Holdings, Inc. *	1,800	663,984
BJ’s Restaurants, Inc. *	36,300	1,160,511
Bloomin’ Brands, Inc. *	25,600	475,392
Bluegreen Corp. *	19,700	189,120
Bob Evans Farms, Inc.	40,546	1,794,971
Boyd Gaming Corp. (c)*	81,300	569,913
Bravo Brio Restaurant Group, Inc. *	28,900	430,610
Bridgepoint Education, Inc. (c)*	23,900	252,145
Buffalo Wild Wings, Inc. *	26,600	1,956,430
Caesars Entertainment Corp. (c)*	49,400	397,670
Capella Education Co. *	19,400	530,008
Career Education Corp. *	71,100	246,006
Carriage Services, Inc.	21,800	304,764
Carrols Restaurant Group, Inc. *	26,300	164,901
CEC Entertainment, Inc.	24,938	821,956
Churchill Downs, Inc.	19,161	1,238,950
Chuy’s Holdings, Inc. *	9,300	263,934
Coinstar, Inc. (c)*	43,900	2,233,632
Collectors Universe (c)	7,300	87,819
Corinthian Colleges, Inc. *	104,400	256,824
Cracker Barrel Old Country Store, Inc.	27,253	1,766,539
Del Frisco’s Restaurant Group, Inc. *	8,100	128,061
Denny’s Corp. *	132,500	670,450
DineEquity, Inc. *	21,500	1,575,090
Domino’s Pizza, Inc.	81,979	3,817,762
Education Management Corp. (c)*	36,600	158,478
Einstein Noah Restaurant Group, Inc.	8,000	102,800
Fiesta Restaurant Group, Inc. *	22,200	395,382
Frisch’s Restaurants, Inc.	4,300	78,561
Grand Canyon Education, Inc. *	58,400	1,393,424
Hillenbrand, Inc.	78,000	1,930,500
Ignite Restaurant Group, Inc. *	9,100	131,950
International Speedway Corp., Class A	39,400	1,079,954
Interval Leisure Group, Inc.	53,900	1,067,220
Isle of Capri Casinos, Inc. *	27,300	191,919
Jack in the Box, Inc. *	62,588	1,816,930
Jamba, Inc. *	107,800	279,202
K12, Inc. *	36,600	675,636
Krispy Kreme Doughnuts, Inc. *	84,200	1,094,600
LIFE TIME FITNESS, Inc. *	60,677	3,078,144
LifeLock, Inc. (c)*	25,200	236,376
Lincoln Educational Services Corp.	30,200	167,308
Luby’s, Inc. *	25,200	171,864
Mac-Gray Corp.	15,900	191,913
Marriott Vacations Worldwide Corp. *	37,600	1,668,688
Matthews International Corp., Class A	39,484	1,293,496
Monarch Casino & Resort, Inc. *	11,900	123,284
Morgans Hotel Group Co. *	29,500	159,005
MTR Gaming Group, Inc. *	31,000	124,000
Multimedia Games Holding Co., Inc. *	38,500	652,190
Nathan’s Famous, Inc. *	3,700	152,699
National American University Holdings, Inc.	21,900	85,410
Orient-Express Hotels Ltd., Class A *	137,000	1,591,940
Papa John’s International, Inc. *	24,855	1,394,366
Pinnacle Entertainment, Inc. *	86,685	1,347,952
Premier Exhibitions, Inc. *	35,300	83,661
Red Lion Hotels Corp. *	19,700	147,159
Red Robin Gourmet Burgers, Inc. *	20,200	746,794
Regis Corp.	79,849	1,417,320
Ruby Tuesday, Inc. *	87,200	656,616
Ruth’s Hospitality Group, Inc. *	47,100	365,496
Scientific Games Corp., Class A *	77,900	692,531
SHFL Entertainment, Inc. *	81,300	1,203,240
Six Flags Entertainment Corp.	56,100	3,530,934
Sonic Corp. *	82,829	924,372
Sotheby’s	95,900	3,444,728
Speedway Motorsports, Inc.	15,784	258,226
Steiner Leisure Ltd. *	21,009	946,455
Stewart Enterprises, Inc., Class A	105,500	870,375
Strayer Education, Inc.	16,400	933,160
Texas Roadhouse, Inc.	86,596	1,523,224
The Cheesecake Factory, Inc.	77,900	2,583,164
The Marcus Corp.	27,300	363,090
Town Sports International Holdings, Inc.	31,800	334,854
Universal Technical Institute, Inc.	28,600	323,180
Vail Resorts, Inc.	50,371	2,662,107
WMS Industries, Inc. *	80,500	1,992,375

		75,389,378

Diversified Financials 3.7%
Apollo Investment Corp.	284,700	2,562,300
Arlington Asset Investment Corp., Class A	15,300	357,561
Artio Global Investors, Inc.	41,900	82,543
Asset Acceptance Capital Corp. *	21,800	117,066
ASTA Funding, Inc.	15,200	143,944
BGC Partners, Inc., Class A	135,100	539,049
BlackRock Kelso Capital Corp.	108,800	1,160,896
Calamos Asset Management, Inc., Class A	25,400	264,668
California First National Bancorp	5,400	87,480
Capital Southwest Corp.	4,400	474,540
Cash America International, Inc.	41,570	1,991,619
CIFC Corp. *	8,700	76,821
Cohen & Steers, Inc. (c)	25,328	833,038
Cowen Group, Inc., Class A *	120,100	319,466
Credit Acceptance Corp. *	10,800	1,075,356
DFC Global Corp. *	64,600	1,244,196

6

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Diamond Hill Investment Group	4,100	296,594
Duff & Phelps Corp., Class A	42,500	675,325
Encore Capital Group, Inc. *	30,100	905,709
Epoch Holding Corp.	21,900	613,200
Evercore Partners, Inc., Class A	41,600	1,594,112
Ezcorp, Inc., Class A *	70,100	1,556,220
FBR & Co. *	56,146	222,900
Fidus Investment Corp. (c)	16,500	295,845
Fifth Street Finance Corp.	146,600	1,590,610
Financial Engines, Inc. *	65,500	2,178,530
First Cash Financial Services, Inc. *	40,500	2,159,055
Firsthand Technology Value Fund, Inc. *	11,700	214,227
FXCM, Inc., Class A	33,700	404,063
Gain Capital Holdings, Inc.	20,400	87,516
GAMCO Investors, Inc., Class A	9,700	546,595
GFI Group, Inc.	92,868	315,751
Gladstone Capital Corp.	28,200	256,056
Gladstone Investment Corp.	36,400	271,908
Golub Capital BDC, Inc.	24,900	400,890
Green Dot Corp., Class A *	32,900	440,860
Greenhill & Co., Inc.	41,100	2,420,790
GSV Capital Corp. *	26,500	226,575
Harris & Harris Group, Inc. *	41,500	157,285
Hercules Technology Growth Capital, Inc.	73,700	901,351
HFF, Inc., Class A	44,800	781,312
Horizon Technology Finance Corp.	11,100	170,607
ICG Group, Inc. *	54,400	652,800
INTL FCStone, Inc. *	20,400	357,408
Investment Technology Group, Inc. *	55,265	559,282
JMP Group, Inc.	20,300	133,980
KBW, Inc.	47,700	756,999
KCAP Financial, Inc. (c)	30,300	313,302
Knight Capital Group, Inc., Class A *	252,500	939,300
Ladenburg Thalmann Financial Services, Inc. *	142,600	175,398
Main Street Capital Corp. (c)	42,600	1,355,958
Manning & Napier, Inc.	20,900	294,690
MarketAxess Holdings, Inc.	51,660	1,953,265
Marlin Business Services Corp.	11,600	255,200
MCG Capital Corp.	103,200	475,752
Medallion Financial Corp.	24,600	314,634
Medley Capital Corp.	39,900	606,480
MicroFinancial, Inc.	11,600	87,116
MVC Capital, Inc.	32,100	390,657
Nelnet, Inc., Class A	34,400	1,046,792
Netspend Holdings, Inc. *	42,600	461,784
New Mountain Finance Corp.	26,900	403,500
NewStar Financial, Inc. *	36,500	520,490
NGP Capital Resources Co.	29,000	211,120
Nicholas Financial, Inc.	13,000	169,910
OFS Capital Corp.	9,300	133,641
Oppenheimer Holdings, Inc., Class A	13,800	234,738
PennantPark Investment Corp.	91,000	1,017,380
PHH Corp. *	80,163	1,753,966
PICO Holdings, Inc. *	32,300	679,269
Piper Jaffray Cos., Inc. *	22,239	861,316
Portfolio Recovery Associates, Inc. *	23,943	2,560,704
Prospect Capital Corp.	270,000	3,045,600
Pzena Investment Management, Inc., Class A	13,700	79,871
Regional Management Corp. *	6,600	110,880
Resource America, Inc., Class A	16,500	127,875
Safeguard Scientifics, Inc. *	27,700	427,688
Solar Capital Ltd.	63,300	1,599,591
Solar Senior Capital Ltd.	16,300	303,832
Stellus Capital Investment Corp.	11,200	170,688
Stifel Financial Corp. *	75,000	2,763,750
SWS Group, Inc. *	39,000	257,010
TCP Capital Corp.	7,900	117,157
The First Marblehead Corp. *	198,700	192,858
THL Credit, Inc.	20,900	311,619
TICC Capital Corp.	62,800	670,704
Triangle Capital Corp. (c)	38,000	1,035,120
Virtus Investment Partners, Inc. *	8,600	1,281,486
Walter Investment Management Corp. *	51,600	2,312,196
Westwood Holdings Group, Inc.	9,500	399,380
WisdomTree Investments, Inc. *	80,400	695,460
World Acceptance Corp. *	15,300	1,186,515

		67,780,540

Energy 6.0%
Abraxas Petroleum Corp. (c)*	110,200	236,930
Adams Resources & Energy, Inc.	2,900	103,501
Alon USA Energy, Inc.	15,200	298,224
Amyris, Inc. (c)*	41,500	126,160
Apco Oil & Gas International, Inc.	12,200	158,966
Approach Resources, Inc. *	46,200	1,228,458
Arch Coal, Inc.	298,100	2,122,472
Basic Energy Services, Inc. *	42,300	546,939
Berry Petroleum Co., Class A	75,500	2,779,910
Bill Barrett Corp. *	70,800	1,130,676
Bolt Technology Corp.	11,800	175,820
Bonanza Creek Energy, Inc. *	13,400	413,792
BPZ Resources, Inc. (c)*	145,300	457,695
Bristow Group, Inc.	50,587	2,882,447
C&J Energy Services, Inc. *	65,200	1,493,732
Cal Dive International, Inc. *	127,800	242,820
Callon Petroleum Co. *	52,400	269,860
Carrizo Oil & Gas, Inc. *	58,400	1,254,432
Ceres, Inc. *	17,700	76,110
Clayton Williams Energy, Inc. *	7,900	314,815
Clean Energy Fuels Corp. (c)*	97,500	1,248,975
Cloud Peak Energy, Inc. *	86,000	1,505,860
Comstock Resources, Inc. *	71,200	1,038,808
Contango Oil & Gas Co.	17,500	751,275
Crimson Exploration, Inc. *	29,200	89,352
Crosstex Energy, Inc.	57,500	971,750
CVR Energy, Inc. *	24,300	1,427,625
Dawson Geophysical Co. *	10,600	283,232
Delek US Holdings, Inc.	23,300	791,501
Diamondback Energy, Inc. *	20,000	448,400
Dril-Quip, Inc. *	56,900	4,614,021
Emerald Oil, Inc. *	22,385	133,191
Endeavour International Corp. (c)*	64,600	351,424
Energy XXI (Bermuda) Ltd.	111,600	3,495,312

 7

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
EPL Oil & Gas, Inc. *	38,800	949,048
Evolution Petroleum Corp. *	21,500	202,315
Exterran Holdings, Inc. *	92,900	2,158,996
Forbes Energy Services Ltd. *	51,400	119,762
Forest Oil Corp. *	161,700	1,125,432
Forum Energy Technologies, Inc. *	30,500	778,055
Frontline Ltd. (c)*	69,000	239,430
FX Energy, Inc. *	75,100	299,649
GasLog Ltd.	32,300	410,856
Gastar Exploration Ltd. *	77,800	84,802
Geospace Technologies Corp. *	18,400	1,658,944
Gevo, Inc. (c)*	42,300	97,290
Global Geophysical Services, Inc. *	24,300	92,826
Goodrich Petroleum Corp. *	34,700	344,918
Green Plains Renewable Energy, Inc. *	34,200	267,102
Gulf Island Fabrication, Inc.	21,000	487,620
GulfMark Offshore, Inc., Class A	39,300	1,366,068
Gulfport Energy Corp. *	95,500	3,941,285
Halcon Resources Corp. *	153,021	1,169,080
Hallador Energy Co.	8,900	70,488
Harvest Natural Resources, Inc. *	60,000	556,800
Heckmann Corp. (c)*	196,200	753,408
Helix Energy Solutions Group, Inc. *	149,500	3,546,140
Hercules Offshore, Inc. *	231,200	1,521,296
Hornbeck Offshore Services, Inc. *	49,645	1,827,433
ION Geophysical Corp. *	187,300	1,273,640
Isramco, Inc. *	1,400	142,436
Key Energy Services, Inc. *	213,700	1,737,381
KiOR, Inc., Class A (c)*	36,200	199,100
Knightsbridge Tankers Ltd.	33,300	222,444
Kodiak Oil & Gas Corp. *	372,900	3,430,680
Lufkin Industries, Inc.	48,390	2,802,265
Magnum Hunter Resources Corp. *	207,900	839,916
Matador Resources Co. *	18,500	146,150
Matrix Service Co. *	35,400	505,512
McMoRan Exploration Co. *	143,600	2,270,316
Midstates Petroleum Co, Inc. *	33,000	234,300
Miller Energy Resources, Inc. (c)*	41,600	167,648
Mitcham Industries, Inc. *	18,500	274,170
Natural Gas Services Group, Inc. *	16,400	298,316
Newpark Resources, Inc. *	126,710	1,092,240
Nordic American Tankers Ltd. (c)	74,300	641,952
Northern Oil & Gas, Inc. *	89,900	1,486,946
Oasis Petroleum, Inc. *	113,000	4,054,440
Panhandle Oil & Gas, Inc., Class A	9,400	268,746
Parker Drilling Co. *	165,165	928,227
PDC Energy, Inc. *	41,703	1,544,262
Penn Virginia Corp.	76,778	329,378
PetroQuest Energy, Inc. *	84,900	436,386
PHI, Inc. - Non Voting Shares *	17,500	579,075
Pioneer Energy Services Corp. *	87,600	664,008
Quicksilver Resources, Inc. (c)*	161,200	441,688
Renewable Energy Group, Inc. *	24,000	162,720
Rentech, Inc.	316,700	972,269
Resolute Energy Corp. *	66,300	564,213
REX American Resources Corp. *	8,200	179,088
Rex Energy Corp. *	58,900	773,357
RigNet, Inc. *	16,900	361,998
Rosetta Resources, Inc. *	74,800	3,965,896
Sanchez Energy Corp. *	15,900	317,682
Saratoga Resources, Inc. *	24,900	78,933
Scorpio Tankers, Inc. *	78,600	662,598
SemGroup Corp., Class A *	58,800	2,537,808
Ship Finance International Ltd. (c)	67,800	1,143,108
Solazyme, Inc. (c)*	44,900	352,465
Stone Energy Corp. *	72,068	1,621,530
Swift Energy Co. *	60,701	914,764
Synergy Resources Corp. *	53,700	332,940
T.G.C. Industries, Inc.	20,000	182,000
Targa Resources Corp.	41,600	2,510,976
Teekay Tankers Ltd., Class A (c)	86,500	247,390
Tesco Corp. *	40,400	488,436
TETRA Technologies, Inc. *	108,974	926,279
Triangle Petroleum Corp. *	63,800	401,302
Uranerz Energy Corp. (c)*	86,500	127,155
Uranium Energy Corp. (c)*	136,000	306,000
VAALCO Energy, Inc. *	79,400	674,106
Vantage Drilling Co. *	262,900	491,623
W&T Offshore, Inc.	49,000	862,400
Warren Resources, Inc. *	95,700	289,971
Western Refining, Inc.	80,422	2,704,592
Westmoreland Coal Co. *	13,300	133,532
Willbros Group, Inc. *	53,400	349,236
ZaZa Energy Corp. (c)*	34,100	55,583

		110,237,100

Food & Staples Retailing 1.0%
Arden Group, Inc., Class A	1,800	168,480
Casey’s General Stores, Inc.	54,700	2,993,731
Harris Teeter Supermarkets, Inc.	61,200	2,539,188
Ingles Markets, Inc., Class A	16,831	322,987
Nash Finch Co.	16,200	336,474
Natural Grocers by Vitamin Cottage, Inc. *	9,900	203,346
PriceSmart, Inc.	25,700	1,979,157
Rite Aid Corp. *	935,700	1,497,120
Roundy’s, Inc. (c)	25,800	150,156
Spartan Stores, Inc.	30,300	492,072
SUPERVALU, Inc. (c)*	291,400	1,139,374
Susser Holdings Corp. *	15,400	644,644
The Andersons, Inc.	27,200	1,282,480
The Chefs’ Warehouse, Inc. *	17,000	282,030
The Pantry, Inc. *	34,000	425,000
United Natural Foods, Inc. *	69,082	3,729,046
Village Super Market, Inc., Class A	11,600	371,084
Weis Markets, Inc.	15,800	636,108

		19,192,477

Food, Beverage & Tobacco 1.8%
Alico, Inc.	4,700	204,779
Alliance One International, Inc. *	116,600	422,092
Annie’s, Inc. *	6,900	247,434
B&G Foods, Inc.	74,800	2,371,160
Boulder Brands, Inc. *	83,800	1,125,434
Cal-Maine Foods, Inc.	20,100	837,768
Calavo Growers, Inc.	15,900	396,069
Central European Distribution Corp. (c)*	97,400	209,410

8

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Chiquita Brands International, Inc. *	71,002	521,865
Coca-Cola Bottling Co. Consolidated	6,800	440,164
Craft Brew Alliance, Inc. *	13,900	92,713
Darling International, Inc. *	169,200	2,854,404
Diamond Foods, Inc. (c)*	31,900	455,532
Dole Food Co., Inc. *	48,100	535,834
Farmer Brothers Co. *	9,100	122,304
Fresh Del Monte Produce, Inc.	53,900	1,420,265
Griffin Land & Nurseries, Inc.	3,800	114,380
Inventure Foods, Inc. *	17,900	127,627
J&J Snack Foods Corp.	21,600	1,472,040
John B. Sanfilippo & Son, Inc.	10,900	200,887
Lancaster Colony Corp.	25,700	1,836,522
Lifeway Foods, Inc.	10,100	104,535
Limoneira Co.	11,400	247,950
National Beverage Corp.	15,001	207,164
Omega Protein Corp. *	25,900	178,969
Pilgrim’s Pride Corp. *	81,849	691,624
Post Holdings, Inc. *	37,900	1,439,821
Sanderson Farms, Inc.	32,500	1,640,600
Seneca Foods Corp., Class A *	12,400	372,124
Snyders-Lance, Inc.	62,300	1,584,289
The Boston Beer Co., Inc., Class A (c)*	11,000	1,543,740
The Hain Celestial Group, Inc. *	53,031	3,022,237
Tootsie Roll Industries, Inc. (c)	32,851	890,262
TreeHouse Foods, Inc. *	50,400	2,667,672
Universal Corp.	32,945	1,791,549
Vector Group Ltd.	76,273	1,185,282

		33,576,501

Health Care Equipment & Services 6.3%
Abaxis, Inc.	30,200	1,169,344
ABIOMED, Inc. *	45,900	640,305
Acadia Healthcare Co., Inc. *	37,600	961,432
Accretive Health, Inc. *	77,300	997,943
Accuray, Inc. *	97,300	497,203
Air Methods Corp.	54,000	2,360,880
Align Technology, Inc. *	101,700	3,189,312
Almost Family, Inc.	11,000	220,220
Alphatec Holdings, Inc. *	72,200	124,906
Amedisys, Inc. *	42,200	469,264
AMN Healthcare Services, Inc. *	61,900	752,085
AmSurg Corp. *	46,200	1,441,902
Analogic Corp.	17,954	1,367,915
AngioDynamics, Inc. *	33,500	408,700
Anika Therapeutics, Inc. *	16,200	172,044
Antares Pharma, Inc. (c)*	148,500	565,785
ArthroCare Corp. *	40,500	1,475,415
Assisted Living Concepts, Inc., Class A	26,200	257,284
athenahealth, Inc. *	50,700	4,384,029
AtriCure, Inc. *	25,500	205,530
Atrion Corp.	2,300	461,173
Bio-Reference Laboratories, Inc. (c)*	34,300	952,511
BioScrip, Inc. *	60,300	677,169
Cantel Medical Corp.	29,050	912,461
Capital Senior Living Corp. *	40,400	857,692
Cardiovascular Systems, Inc. *	27,700	435,998
Centene Corp. *	73,892	3,189,179
Cerus Corp. *	72,600	230,142
Chemed Corp.	27,200	2,054,960
Chindex International, Inc. *	15,200	167,808
Computer Programs & Systems, Inc.	15,700	825,977
Conceptus, Inc. *	44,000	909,040
CONMED Corp.	39,400	1,157,178
CorVel Corp. *	8,300	380,140
Cross Country Healthcare, Inc. *	37,200	210,180
CryoLife, Inc.	37,400	240,108
Cyberonics, Inc. *	39,000	1,691,040
Cynosure, Inc., Class A *	17,200	459,240
Derma Sciences, Inc. (c)*	20,500	250,715
DexCom, Inc. *	100,300	1,527,569
Emeritus Corp. *	43,000	1,164,440
Endologix, Inc. *	76,000	1,165,080
EnteroMedics, Inc. *	34,800	107,532
Epocrates, Inc. *	25,600	299,008
Exactech, Inc. *	11,400	218,766
ExamWorks Group, Inc. *	40,100	580,247
Five Star Quality Care, Inc. *	56,200	318,092
Gentiva Health Services, Inc. *	40,996	406,270
Globus Medical, Inc., Class A (c)*	13,300	169,974
Greatbatch, Inc. *	32,900	873,166
Greenway Medical Technologies (c)*	10,300	153,470
Haemonetics Corp. *	71,700	3,007,098
Hanger, Inc. *	49,900	1,433,627
Hansen Medical, Inc. (c)*	95,500	229,200
HealthSouth Corp. *	135,200	3,225,872
HealthStream, Inc. *	26,800	664,104
Healthways, Inc. *	45,500	478,660
HeartWare International, Inc. *	20,300	1,834,714
HMS Holdings Corp. *	121,600	3,314,816
ICU Medical, Inc. *	17,200	1,039,740
Insulet Corp. *	73,900	1,704,873
Integra LifeSciences Holdings Corp. *	27,048	1,140,073
Invacare Corp.	43,711	687,574
IPC The Hospitalist Co., Inc. *	24,700	1,053,208
Kindred Healthcare, Inc. *	72,175	778,047
Landauer, Inc.	13,300	837,767
LHC Group, Inc. *	21,100	450,696
Magellan Health Services, Inc. *	39,500	2,026,350
MAKO Surgical Corp. (c)*	54,900	636,291
Masimo Corp.	69,900	1,418,970
MedAssets, Inc. *	85,200	1,665,660
Medidata Solutions, Inc. *	32,700	1,530,033
Merge Healthcare, Inc. *	80,500	216,545
Meridian Bioscience, Inc.	58,750	1,230,813
Merit Medical Systems, Inc. *	59,000	818,330
Molina Healthcare, Inc. *	44,200	1,268,982
MWI Veterinary Supply, Inc. *	18,200	2,044,042
National Healthcare Corp.	15,388	740,624
National Research Corp.	3,500	188,230
Natus Medical, Inc. *	42,800	527,296
Navidea Biopharmaceuticals, Inc. (c)*	136,800	450,072
Neogen Corp. *	34,150	1,587,633
NuVasive, Inc. *	59,300	1,021,739

 9

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NxStage Medical, Inc. *	72,200	844,740
Omnicell, Inc. *	47,300	747,340
OraSure Technologies, Inc. *	75,100	529,455
Orthofix International N.V. *	25,700	980,455
Owens & Minor, Inc.	91,700	2,806,937
Palomar Medical Technologies, Inc. *	25,500	249,135
PDI, Inc. *	13,800	106,950
PharMerica Corp. *	43,100	624,088
PhotoMedex, Inc. (c)*	18,000	255,060
PSS World Medical, Inc. *	72,166	2,087,762
Quality Systems, Inc.	54,300	990,432
Quidel Corp. *	38,200	857,208
Rochester Medical Corp. *	14,600	170,528
Rockwell Medical, Inc. (c)*	28,600	175,032
RTI Biologics, Inc. *	73,900	363,588
Select Medical Holdings Corp.	48,000	467,520
Skilled Healthcare Group, Inc., Class A *	25,900	137,788
Solta Medical, Inc. *	95,100	243,456
Spectranetics Corp. *	48,000	799,680
STAAR Surgical Co. *	52,900	299,414
STERIS Corp.	81,800	3,086,314
SurModics, Inc. *	20,400	491,844
Symmetry Medical, Inc. *	53,900	577,269
Team Health Holdings, Inc. *	41,500	1,405,605
The Ensign Group, Inc.	23,900	682,584
The Providence Service Corp. *	17,400	322,422
Tornier N.V. *	25,800	444,792
Triple-S Management Corp., Class B *	26,500	478,855
U.S. Physical Therapy, Inc.	15,800	388,680
Unilife Corp. (c)*	115,000	255,300
Universal American Corp.	51,602	483,511
Utah Medical Products, Inc.	4,500	180,900
Vanguard Health Systems, Inc. *	45,100	630,047
Vascular Solutions, Inc. *	22,700	379,317
Vocera Communications, Inc. *	9,200	241,592
Volcano Corp. *	74,900	1,875,496
WellCare Health Plans, Inc. *	61,000	3,093,310
West Pharmaceutical Services, Inc.	47,365	2,804,482
Wright Medical Group, Inc. *	57,500	1,215,550
Young Innovations, Inc. (a)	7,600	300,200
Zeltiq Aesthetics, Inc. *	23,000	100,510

		117,134,650

Household & Personal Products 0.5%
Central Garden & Pet Co., Class A *	53,000	509,860
Elizabeth Arden, Inc. *	36,298	1,394,206
Harbinger Group, Inc. *	56,600	464,120
Inter Parfums, Inc.	25,400	551,434
Medifast, Inc. *	20,200	495,506
Nature’s Sunshine Products, Inc.	15,000	216,300
Nutraceutical International Corp.	12,300	216,234
Oil-Dri Corp. of America	6,887	191,114
Orchids Paper Products Co.	7,900	173,247
Prestige Brands Holdings, Inc. *	69,900	1,499,355
Revlon, Inc., Class A *	14,502	228,407
Spectrum Brands Holdings, Inc.	33,446	1,693,705
Star Scientific, Inc. (c)*	200,000	420,000
Synutra International, Inc. (c)*	23,200	103,008
The Female Health Co.	24,700	189,202
USANA Health Sciences, Inc. (c)*	9,100	322,595
WD-40 Co.	22,300	1,191,266

		9,859,559

Insurance 2.4%
Alterra Capital Holdings Ltd.	121,300	3,696,011
American Equity Investment Life Holding Co.	83,164	1,121,051
American Safety Insurance Holdings Ltd. *	14,000	279,720
AMERISAFE, Inc. *	24,600	704,544
AmTrust Financial Services, Inc.	39,525	1,313,811
Argo Group International Holdings Ltd.	36,538	1,318,656
Baldwin & Lyons, Inc., Class B	13,000	321,100
Citizens, Inc. *	54,800	548,548
CNO Financial Group, Inc.	288,700	2,964,949
Crawford & Co., Class B	34,500	250,815
Donegal Group, Inc., Class A	10,400	136,760
Eastern Insurance Holdings, Inc.	9,100	167,076
eHealth, Inc. *	28,600	696,982
EMC Insurance Group, Inc.	6,200	154,752
Employers Holdings, Inc.	44,900	956,819
Enstar Group Ltd. *	11,594	1,426,758
FBL Financial Group, Inc., Class A	13,868	484,409
First American Financial Corp.	150,200	3,588,278
Fortegra Financial Corp. *	8,200	75,194
Global Indemnity plc *	15,655	330,477
Greenlight Capital Re Ltd., Class A *	39,189	942,495
Hallmark Financial Services, Inc. *	21,200	189,740
Hilltop Holdings, Inc. *	53,339	700,874
Homeowners Choice, Inc.	13,800	311,880
Horace Mann Educators Corp.	55,678	1,210,440
Independence Holding Co.	11,248	111,243
Infinity Property & Casualty Corp.	16,592	986,726
Investors Title Co.	1,700	112,982
Kansas City Life Insurance Co.	5,700	220,818
Maiden Holdings Ltd.	67,700	688,509
Meadowbrook Insurance Group, Inc.	71,400	447,678
Montpelier Re Holdings Ltd.	70,900	1,728,542
National Financial Partners Corp. *	56,800	1,000,248
National Interstate Corp.	8,594	262,117
National Western Life Insurance Co., Class A	2,994	489,220
OneBeacon Insurance Group Ltd., Class A	33,400	456,244
Platinum Underwriters Holdings Ltd.	45,700	2,226,961
Primerica, Inc.	64,600	2,124,048
RLI Corp.	30,055	2,074,096
Safety Insurance Group, Inc.	17,770	853,138
Seabright Holdings, Inc.	26,800	297,212
Selective Insurance Group, Inc.	77,514	1,589,812
State Auto Financial Corp.	19,600	298,312
Stewart Information Services Corp.	27,700	735,712
Symetra Financial Corp.	112,800	1,573,560
The Navigators Group, Inc. *	13,685	742,138

10

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Phoenix Cos., Inc. *	7,790	211,732
Tower Group, Inc.	49,365	952,744
United Fire Group, Inc.	28,800	667,872
Universal Insurance Holdings, Inc.	25,100	113,954

		44,857,757

Materials 5.3%
A. M. Castle & Co. (c)*	22,400	377,440
A. Schulman, Inc.	41,309	1,328,084
ADA-ES, Inc. *	12,400	294,128
AEP Industries, Inc. *	5,800	373,404
AK Steel Holding Corp. (c)	189,500	758,000
AMCOL International Corp.	34,652	1,023,274
American Vanguard Corp.	40,900	1,386,510
Arabian American Development Co. *	27,400	216,734
Axiall Corp. (c)	98,100	5,511,258
Balchem Corp.	41,400	1,548,360
Berry Plastics Group, Inc. *	41,000	720,780
Boise, Inc.	148,700	1,226,775
Buckeye Technologies, Inc.	54,700	1,572,625
Calgon Carbon Corp. *	83,600	1,340,944
Century Aluminum Co. *	69,100	594,951
Chase Corp.	8,600	161,852
Chemtura Corp. *	138,400	3,282,848
Clearwater Paper Corp. *	33,200	1,504,292
Coeur d’Alene Mines Corp. *	127,150	2,759,155
Deltic Timber Corp.	15,204	1,103,202
Eagle Materials, Inc.	69,190	4,481,436
Ferro Corp. *	115,900	591,090
Flotek Industries, Inc. *	70,900	954,314
FutureFuel Corp.	25,000	318,750
General Moly, Inc. *	90,300	333,207
Globe Specialty Metals, Inc.	90,600	1,373,496
Gold Reserve, Inc. (c)*	71,800	208,220
Gold Resource Corp. (c)	41,000	561,700
Golden Minerals Co. (c)*	59,200	205,424
Golden Star Resources Ltd. (c)*	394,800	627,732
Graphic Packaging Holding Co. *	222,015	1,556,325
GSE Holding, Inc. *	10,800	75,168
H.B. Fuller Co.	70,116	2,740,133
Handy & Harman Ltd. *	7,800	113,022
Hawkins, Inc.	12,400	483,848
Haynes International, Inc.	17,125	875,430
Headwaters, Inc. *	97,400	911,664
Hecla Mining Co.	401,200	2,106,300
Horsehead Holding Corp. *	63,600	633,456
Innophos Holdings, Inc.	30,800	1,557,556
Innospec, Inc.	31,800	1,279,950
Kaiser Aluminum Corp.	27,250	1,693,860
KapStone Paper & Packaging Corp.	59,300	1,423,200
KMG Chemicals, Inc.	12,300	240,465
Koppers Holdings, Inc.	28,900	1,172,184
Kraton Performance Polymers, Inc. *	47,500	1,246,875
Landec Corp. *	35,300	416,540
Louisiana-Pacific Corp. *	194,600	3,781,078
LSB Industries, Inc. *	28,000	1,159,200
Materion Corp.	29,600	796,240
McEwen Mining, Inc. *	319,970	1,001,506
Metals USA Holdings Corp.	15,500	278,690
Midway Gold Corp. (c)*	186,800	242,840
Minerals Technologies, Inc.	50,222	2,077,684
Myers Industries, Inc.	46,000	679,880
Neenah Paper, Inc.	21,300	659,022
Noranda Aluminum Holding Corp.	45,700	269,173
Olin Corp.	112,300	2,612,098
Olympic Steel, Inc.	12,200	256,322
OM Group, Inc. *	44,500	1,229,090
Omnova Solutions, Inc. *	65,700	537,426
P.H. Glatfelter Co.	58,700	1,090,646
Paramount Gold & Silver Corp. (c)*	179,300	396,253
PolyOne Corp.	129,275	2,823,366
Quaker Chemical Corp.	18,100	1,034,777
Resolute Forest Products *	114,600	1,563,144
Revett Minerals, Inc. *	33,600	76,944
RTI International Metals, Inc. *	42,166	1,197,515
Schnitzer Steel Industries, Inc., Class A	34,700	1,009,076
Schweitzer-Mauduit International, Inc.	45,400	1,849,596
Sensient Technologies Corp.	72,025	2,744,153
Spartech Corp. *	41,300	393,589
Stepan Co.	23,800	1,396,108
Stillwater Mining Co. *	165,700	2,230,322
SunCoke Energy, Inc. *	97,100	1,609,918
Texas Industries, Inc. (c)*	31,551	1,793,359
Tredegar Corp.	35,100	800,631
UFP Technologies, Inc. *	7,500	141,900
United States Lime & Minerals, Inc. *	2,700	124,335
Universal Stainless & Alloy Products, Inc. *	9,500	339,435
US Antimony Corp. (c)*	73,800	157,932
US Silica Holdings, Inc. (c)	15,800	317,106
Vista Gold Corp. *	79,400	180,238
Wausau Paper Corp.	60,100	581,167
Worthington Industries, Inc.	75,160	2,065,397
Zep, Inc.	32,600	475,960
Zoltek Cos., Inc. *	37,200	303,180

		97,542,257

Media 1.2%
Arbitron, Inc.	37,456	1,756,686
Beasley Broadcasting Group, Inc., Class A	13,100	66,024
Belo Corp., Class A	129,700	1,098,559
Carmike Cinemas, Inc. *	24,300	387,585
Central European Media Enterprises Ltd., Class A (c)*	49,100	290,181
Crown Media Holdings, Inc., Class A (c)*	46,700	85,461
Cumulus Media, Inc., Class A *	108,200	351,650
Daily Journal Corp. *	1,300	129,298
Digital Generation, Inc. (c)*	36,700	367,367
Entercom Communications Corp., Class A *	32,400	257,256
Entravision Communications Corp., Class A	67,300	126,524
Fisher Communications, Inc.	11,800	418,664
Global Sources Ltd. *	25,900	212,380

 11

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Harte-Hanks, Inc.	61,316	502,178
Journal Communications, Inc., Class A *	57,900	317,292
LIN TV Corp., Class A *	39,700	423,599
Lions Gate Entertainment Corp. *	121,700	2,229,544
Live Nation Entertainment, Inc. *	203,300	2,085,858
Martha Stewart Living Omnimedia, Inc., Class A *	36,500	106,215
MDC Partners, Inc., Class A	33,600	427,728
Meredith Corp. (c)	50,600	1,834,756
National CineMedia, Inc.	81,900	1,251,432
Nexstar Broadcasting Group, Inc., Class A *	14,700	211,386
Outdoor Channel Holdings, Inc.	19,200	148,224
ReachLocal, Inc. *	13,400	175,808
Reading International, Inc., Class A *	23,000	134,090
Rentrak Corp. *	12,700	260,096
Saga Communications, Inc., Class A	6,400	300,800
Salem Communications Corp., Class A	14,100	82,203
Scholastic Corp.	38,469	1,140,991
Shutterstock, Inc. *	7,200	181,656
Sinclair Broadcast Group, Inc., Class A	71,000	978,380
The E.W. Scripps Co., Class A *	44,100	484,659
The McClatchy Co., Class A (c)*	77,300	225,716
The New York Times Co., Class A *	188,900	1,673,654
Valassis Communications, Inc.	55,500	1,557,330
Value Line, Inc.	13,200	127,776
World Wrestling Entertainment, Inc., Class A	36,500	312,440

		22,721,446

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
Achillion Pharmaceuticals, Inc. *	82,600	741,748
Acorda Therapeutics, Inc. *	56,700	1,637,496
Acura Pharmaceuticals, Inc. (c)*	43,800	81,906
Aegerion Pharmaceuticals, Inc. *	39,900	1,129,569
Affymax, Inc. *	50,100	942,381
Affymetrix, Inc. *	94,400	357,776
Agenus, Inc. *	31,300	142,415
Akorn, Inc. *	84,500	1,106,105
Alkermes plc *	173,242	3,993,228
Alnylam Pharmaceuticals, Inc. *	77,900	1,879,727
AMAG Pharmaceuticals, Inc. *	28,300	451,385
Amicus Therapeutics, Inc. *	41,400	157,320
Ampio Pharmaceuticals, Inc. (c)*	41,300	154,049
Anacor Pharmaceuticals, Inc. *	21,300	84,987
Arena Pharmaceuticals, Inc. (c)*	306,800	2,589,392
ArQule, Inc. *	83,300	210,749
Array BioPharma, Inc. *	161,900	610,363
Astex Pharmaceuticals *	127,800	428,130
Auxilium Pharmaceuticals, Inc. *	71,000	1,306,400
AVANIR Pharmaceuticals, Inc., Class A (c)*	190,900	557,428
AVEO Pharmaceuticals, Inc. *	64,900	513,359
BG Medicine, Inc. (c)*	44,600	91,430
BioCryst Pharmaceuticals, Inc. (c)*	67,500	109,350
BioDelivery Sciences International, Inc. *	49,500	215,820
Biospecifics Technologies Corp. *	6,600	100,650
Biotime, Inc. (c)*	51,000	234,600
Cadence Pharmaceuticals, Inc. *	82,600	390,698
Cambrex Corp. *	43,300	508,775
Celldex Therapeutics, Inc. *	86,700	646,782
Cempra, Inc. *	11,200	73,584
Cepheid, Inc. *	92,800	3,361,216
ChemoCentryx, Inc. *	9,300	108,066
Clovis Oncology, Inc. (c)*	18,800	371,112
Codexis, Inc. *	32,900	77,973
Corcept Therapeutics, Inc. *	68,400	148,428
Cornerstone Therapeutics, Inc. *	18,100	98,645
Coronado Biosciences, Inc. *	25,700	188,638
Cubist Pharmaceuticals, Inc. *	89,632	3,857,761
Cumberland Pharmaceuticals, Inc. *	16,300	68,460
Curis, Inc. *	107,800	342,804
Cytori Therapeutics, Inc. (c)*	78,000	213,720
Dendreon Corp. (c)*	227,500	1,337,700
DepoMed, Inc. *	79,800	559,398
Discovery Laboratories, Inc. (c)*	59,500	133,875
Durata Therapeutics, Inc. (c)*	13,000	99,060
Dyax Corp. *	132,200	420,396
Dynavax Technologies Corp. *	245,200	757,668
Emergent Biosolutions, Inc. *	35,500	569,775
Endocyte, Inc. *	40,600	407,218
Enzon Pharmaceuticals, Inc.	58,000	287,100
Exact Sciences Corp. *	88,400	974,168
Exelixis, Inc. (c)*	254,472	1,185,840
Fluidigm Corp. *	33,700	556,050
Furiex Pharmaceuticals, Inc. *	10,000	321,500
Genomic Health, Inc. *	22,800	639,540
Geron Corp. *	195,900	309,522
GTx, Inc. *	40,400	202,000
Halozyme Therapeutics, Inc. *	123,200	824,208
Harvard Bioscience, Inc. *	30,800	153,076
Hi-Tech Pharmacal Co., Inc.	15,100	552,660
Horizon Pharma, Inc. (c)*	49,200	104,796
Hyperion Therapeutics, Inc. *	9,900	154,737
Idenix Pharmaceuticals, Inc. *	125,100	594,225
ImmunoCellular Therapeutics Ltd. (c)*	99,000	207,900
ImmunoGen, Inc. *	118,100	1,691,192
Immunomedics, Inc. (c)*	88,100	254,609
Impax Laboratories, Inc. *	94,000	1,895,040
Infinity Pharmaceuticals, Inc. *	39,400	1,357,330
Intercept Pharmaceuticals, Inc. (c)*	6,600	266,574
InterMune, Inc. *	115,200	1,134,720
Ironwood Pharmaceuticals, Inc. *	110,900	1,421,738
Isis Pharmaceuticals, Inc. (c)*	141,800	2,060,354
Jazz Pharmaceuticals plc *	58,800	3,315,732
Keryx Biopharmaceuticals, Inc. (c)*	100,700	914,356
KYTHERA Biopharmaceuticals, Inc. *	7,100	198,587
Lannett Co., Inc. *	21,700	129,766
Lexicon Pharmaceuticals, Inc. *	294,800	627,924
Ligand Pharmaceuticals, Inc., Class B *	23,700	476,370
Luminex Corp. *	57,200	1,051,336
MannKind Corp. (c)*	154,800	374,616

12

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MAP Pharmaceuticals, Inc. *	39,000	966,030
Maxygen, Inc.	40,500	99,225
Merrimack Pharmaceuticals, Inc. (c)*	20,900	126,863
Momenta Pharmaceuticals, Inc. *	64,244	810,117
Nektar Therapeutics *	162,271	1,390,662
Neurocrine Biosciences, Inc. *	91,000	824,460
NewLink Genetics Corp. (c)*	17,400	206,190
Novavax, Inc. (c)*	180,900	323,811
NPS Pharmaceuticals, Inc. *	120,400	1,064,336
Obagi Medical Products, Inc. *	24,800	356,376
Omeros Corp. *	35,800	195,468
OncoGenex Pharmaceutical, Inc. *	19,500	256,620
Oncothyreon, Inc. (c)*	76,700	151,866
Opko Health, Inc. (c)*	145,900	936,678
Optimer Pharmaceuticals, Inc. *	67,200	623,616
Orexigen Therapeutics, Inc. *	101,400	580,008
Osiris Therapeutics, Inc. (c)*	22,300	175,501
Pacific Biosciences of California, Inc. *	45,400	112,592
Pacira Pharmaceuticals, Inc. (c)*	25,300	490,314
Pain Therapeutics, Inc. *	49,400	135,356
PAREXEL International Corp. *	84,018	2,844,009
PDL Biopharma, Inc. (c)	197,500	1,358,800
Pernix Therapeutics Holdings (c)*	9,800	79,282
Pharmacyclics, Inc. *	77,000	5,338,410
POZEN, Inc. *	35,400	187,974
Progenics Pharmaceuticals, Inc. *	57,900	165,015
Questcor Pharmaceuticals, Inc. (c)	78,000	1,987,440
Raptor Pharmaceutical Corp. (c)*	73,100	395,471
Regulus Therapeutics, Inc. *	18,100	108,781
Repligen Corp. *	42,300	291,870
Repros Therapeutics, Inc. (c)*	23,700	279,897
Rigel Pharmaceuticals, Inc. *	118,400	776,704
Sagent Pharmaceuticals, Inc. *	12,900	205,110
Sangamo BioSciences, Inc. (c)*	70,100	670,857
Santarus, Inc. *	77,800	1,039,408
SciClone Pharmaceuticals, Inc. *	78,000	407,940
Seattle Genetics, Inc. *	134,498	3,960,966
Sequenom, Inc. (c)*	166,100	689,315
SIGA Technologies, Inc. (c)*	46,100	134,612
Spectrum Pharmaceuticals, Inc. (c)	81,700	1,030,237
Sucampo Pharmaceuticals, Inc., Class A *	17,000	88,230
Sunesis Pharmaceuticals, Inc. *	38,100	216,027
Supernus Pharmaceuticals, Inc. (c)*	10,600	81,302
Synageva BioPharma Corp. *	15,900	735,534
Synergy Pharmaceuticals, Inc. (c)*	56,400	316,404
Synta Pharmaceuticals Corp. *	60,100	673,120
Targacept, Inc. *	37,100	166,579
TESARO, Inc. *	6,000	108,600
The Medicines Co. *	78,008	2,330,879
Theravance, Inc. *	85,038	1,892,096
Threshold Pharmaceuticals, Inc. *	61,700	285,054
Transcept Pharmaceuticals, Inc. *	17,300	101,032
Trius Therapeutics, Inc. *	43,500	224,460
Vanda Pharmaceuticals, Inc. *	37,600	151,152
Ventrus Biosciences, Inc. (c)*	53,900	137,984
Verastem, Inc. *	11,700	116,532
Vical, Inc. *	113,400	405,972
ViroPharma, Inc. *	95,574	2,548,003
VIVUS, Inc. (c)*	138,900	1,682,079
Xenoport, Inc. *	59,600	500,044
XOMA Corp. *	113,500	305,315
ZIOPHARM Oncology, Inc. (c)*	89,200	354,124
Zogenix, Inc. *	75,600	107,352

		104,113,142

Real Estate 8.3%
Acadia Realty Trust	70,636	1,846,425
AG Mortgage Investment Trust, Inc.	38,100	967,740
Agree Realty Corp.	18,600	527,496
Alexander’s, Inc.	2,900	965,294
American Assets Trust, Inc.	48,400	1,398,760
American Capital Mortgage Investment Corp.	53,400	1,392,672
AmREIT, Inc., Class B	4,000	70,360
Anworth Mortgage Asset Corp.	188,300	1,178,758
Apollo Commercial Real Estate Finance, Inc.	32,500	567,450
Apollo Residential Mortgage, Inc.	33,000	747,120
Ares Commercial Real Estate Corp.	10,600	183,380
ARMOUR Residential REIT, Inc.	420,900	3,022,062
Ashford Hospitality Trust	74,800	866,932
Associated Estates Realty Corp.	73,200	1,182,180
AV Homes, Inc. *	15,600	232,284
Campus Crest Communities, Inc.	53,500	646,280
CapLease, Inc.	91,200	528,048
Capstead Mortgage Corp.	137,000	1,696,060
Cedar Realty Trust, Inc.	81,800	450,718
Chatham Lodging Trust	20,500	322,875
Chesapeake Lodging Trust	55,000	1,174,250
Colonial Properties Trust	126,600	2,773,806
Colony Financial, Inc.	91,400	1,966,928
Consolidated-Tomoka Land Co.	5,600	201,544
Coresite Realty Corp.	28,200	831,900
Cousins Properties, Inc.	127,173	1,131,840
CreXus Investment Corp.	98,800	1,313,052
CubeSmart	173,000	2,638,250
CYS Investments, Inc.	247,600	3,218,800
DCT Industrial Trust, Inc.	346,900	2,449,114
DiamondRock Hospitality Co.	271,417	2,475,323
DuPont Fabros Technology, Inc.	86,000	2,033,040
Dynex Capital, Inc.	76,500	773,415
EastGroup Properties, Inc.	39,990	2,241,040
Education Realty Trust, Inc.	156,900	1,686,675
EPR Properties	66,300	3,106,818
Equity One, Inc.	77,637	1,755,373
Excel Trust, Inc.	62,300	783,734
FelCor Lodging Trust, Inc. *	170,200	915,676
First Industrial Realty Trust, Inc. *	142,600	2,234,542
First Potomac Realty Trust	73,300	1,004,210
Forestar Group, Inc. *	47,400	902,022
Franklin Street Properties Corp.	106,365	1,382,745
Getty Realty Corp.	34,542	652,153
Gladstone Commercial Corp.	14,700	272,097
Glimcher Realty Trust	198,900	2,211,768
Government Properties Income Trust	59,700	1,483,545
Gramercy Capital Corp. *	63,000	226,170

 13

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Gyrodyne Co of America, Inc.	1,600	117,392
Healthcare Realty Trust, Inc.	123,381	3,143,748
Hersha Hospitality Trust	253,100	1,336,368
Highwoods Properties, Inc.	111,100	3,999,600
Hudson Pacific Properties, Inc.	49,200	1,054,356
Inland Real Estate Corp.	109,036	990,047
Invesco Mortgage Capital, Inc.	188,800	4,096,960
Investors Real Estate Trust	126,200	1,181,232
iStar Financial, Inc. *	125,500	1,216,095
JAVELIN Mortgage Investment Corp.	10,100	199,475
Kennedy-Wilson Holdings, Inc.	59,200	887,408
Kite Realty Group Trust	91,000	550,550
LaSalle Hotel Properties	135,026	3,686,210
Lexington Realty Trust	191,584	2,107,424
LTC Properties, Inc.	42,967	1,600,091
Medical Properties Trust, Inc.	193,200	2,598,540
Monmouth Real Estate Investment Corp., Class A	54,900	596,214
National Health Investors, Inc.	35,068	2,232,078
New York Mortgage Trust, Inc. (c)	68,800	481,600
NorthStar Realty Finance Corp.	228,100	1,779,180
Omega Healthcare Investors, Inc. (c)	158,500	4,051,260
One Liberty Properties, Inc.	14,900	328,992
Parkway Properties, Inc.	30,000	475,200
Pebblebrook Hotel Trust	84,700	2,109,877
Pennsylvania Real Estate Investment Trust	81,112	1,495,705
PennyMac Mortgage Investment Trust	85,200	2,266,320
Potlatch Corp.	57,603	2,499,394
PS Business Parks, Inc.	26,438	1,886,616
RAIT Financial Trust	85,300	587,717
Ramco-Gershenson Properties Trust	64,800	979,776
Redwood Trust, Inc.	113,500	2,167,850
Resource Capital Corp.	138,300	860,226
Retail Opportunity Investments Corp. (c)	73,800	963,090
RLJ Lodging Trust	153,200	3,203,412
Rouse Properties, Inc. (c)	30,400	555,104
Ryman Hospitality Properties	48,850	1,952,534
Sabra Health Care REIT, Inc.	51,866	1,301,318
Saul Centers, Inc.	10,800	461,700
Select Income REIT	16,200	407,754
Sovran Self Storage, Inc.	40,726	2,656,964
Spirit Realty Capital, Inc.	46,500	904,890
STAG Industrial, Inc.	51,500	1,015,580
Starwood Property Trust, Inc.	191,400	4,907,496
Strategic Hotels & Resorts, Inc. *	252,400	1,845,044
Summit Hotel Properties, Inc.	79,300	728,767
Sun Communities, Inc.	41,300	1,773,835
Sunstone Hotel Investors, Inc. *	192,410	2,226,184
Tejon Ranch Co. *	19,092	583,451
Terreno Realty Corp.	17,900	298,930
Thomas Properties Group, Inc.	44,200	227,630
Two Harbors Investment Corp.	417,900	5,190,318
UMH Properties, Inc.	19,000	196,650
Universal Health Realty Income Trust	16,900	931,697
Urstadt Biddle Properties, Inc., Class A	34,600	700,304
Washington Real Estate Investment Trust	92,600	2,637,248
Western Asset Mortgage Capital Corp.	25,900	560,735
Whitestone REIT (c)	19,200	272,640
Winthrop Realty Trust	42,800	511,460
Zillow, Inc., Class A (c)*	7,000	264,880

		153,475,840

Retailing 4.2%
1-800-FLOWERS.COM, Inc., Class A *	34,800	139,896
Aeropostale, Inc. *	115,000	1,555,950
America’s Car-Mart, Inc. *	11,500	457,930
ANN, Inc. *	69,000	2,127,960
Asbury Automotive Group, Inc. *	39,100	1,390,396
Barnes & Noble, Inc. (c)*	38,900	518,926
Bebe Stores, Inc.	51,449	215,057
Big 5 Sporting Goods Corp.	22,600	313,462
Blue Nile, Inc. *	19,000	636,310
Body Central Corp. *	22,200	176,490
Brown Shoe Co., Inc.	59,375	1,023,625
Cabela’s, Inc. *	66,036	3,408,778
CafePress, Inc. *	21,100	133,352
Casual Male Retail Group, Inc. *	56,400	258,876
Citi Trends, Inc. *	20,100	260,094
Conn’s, Inc. *	23,500	668,340
Core-Mark Holding Co., Inc.	16,200	812,106
Destination Maternity Corp.	18,400	418,968
Express, Inc. *	125,700	2,310,366
Five Below, Inc. *	15,400	569,800
Francesca’s Holdings Corp. (c)*	49,100	1,394,440
Fred’s, Inc., Class A	52,800	698,016
Geeknet, Inc. *	5,900	90,388
Genesco, Inc. *	34,344	2,140,662
Gordmans Stores, Inc. *	11,600	138,504
Group 1 Automotive, Inc.	32,400	2,194,776
Haverty Furniture Cos, Inc.	25,200	453,600
hhgregg, Inc. (c)*	27,700	234,896
Hibbett Sports, Inc. *	36,675	1,931,305
Hot Topic, Inc.	59,000	654,900
HSN, Inc.	51,300	3,057,480
Jos. A. Bank Clothiers, Inc. *	39,418	1,598,006
Kayak Software Corp. (c)*	4,900	197,813
Kirkland’s, Inc. *	22,400	259,168
Lithia Motors, Inc., Class A	31,900	1,380,313
Lumber Liquidators Holdings, Inc. *	39,000	2,308,020
MarineMax, Inc. *	31,100	363,248
Mattress Firm Holding Corp. (c)*	15,100	423,404
Monro Muffler Brake, Inc.	43,750	1,584,625
New York & Co., Inc. *	36,400	142,324
Nutrisystem, Inc.	39,948	360,730
Office Depot, Inc. *	415,600	1,799,548
OfficeMax, Inc.	122,500	1,320,550
Orbitz Worldwide, Inc. *	28,000	80,920
Orchard Supply Hardware Stores Corp., Class A *	16,800	119,784
Overstock.com, Inc. (c)*	15,500	208,320

14

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Penske Automotive Group, Inc.	59,516	1,959,267
Perfumania Holdings, Inc. *	9,800	62,132
PetMed Express, Inc.	29,500	384,680
Pier 1 Imports, Inc.	137,400	2,980,206
Pool Corp.	67,177	3,078,050
RadioShack Corp. (c)	136,500	449,085
Rent-A-Center, Inc.	84,105	3,000,866
Restoration Hardware Holdings, Inc. (c)*	7,700	277,200
rue21, Inc. *	21,600	641,736
Saks, Inc. (c)*	153,400	1,658,254
Select Comfort Corp. *	79,600	1,752,792
Shoe Carnival, Inc.	20,250	414,518
Shutterfly, Inc. *	50,600	1,673,848
Sonic Automotive, Inc., Class A	59,500	1,444,065
Stage Stores, Inc.	43,427	992,307
Stein Mart, Inc.	36,800	310,592
Systemax, Inc.	14,500	141,955
The Bon-Ton Stores, Inc. (c)	16,500	207,075
The Buckle, Inc. (c)	39,264	1,836,770
The Cato Corp., Class A	38,404	1,058,798
The Children’s Place Retail Stores, Inc. *	33,913	1,690,224
The Finish Line, Inc., Class A	71,619	1,334,978
The Men’s Wearhouse, Inc.	72,000	2,185,200
The Pep Boys - Manny, Moe & Jack *	74,800	832,524
The Wet Seal, Inc., Class A *	121,200	339,360
Tilly’s, Inc., Class A *	12,600	186,732
Tuesday Morning Corp. *	57,700	484,680
US Auto Parts Network, Inc. *	71,200	134,568
Vitacost.com, Inc. *	30,300	219,069
Vitamin Shoppe, Inc. *	41,300	2,522,604
VOXX International Corp. *	24,200	233,772
West Marine, Inc. *	19,800	237,204
Weyco Group, Inc.	9,100	207,298
Winmark Corp.	3,000	194,040
Zumiez, Inc. *	30,100	635,110

		78,293,981

Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc. *	57,600	884,160
Alpha & Omega Semiconductor Ltd. *	28,000	227,080
Ambarella, Inc. *	8,400	83,664
Amkor Technology, Inc. (c)*	109,518	507,068
ANADIGICS, Inc. *	90,300	232,974
Applied Micro Circuits Corp. *	91,065	780,427
ATMI, Inc. *	47,654	972,618
Axcelis Technologies, Inc. *	142,100	191,835
AXT, Inc. *	42,800	118,984
Brooks Automation, Inc.	93,731	877,322
Cabot Microelectronics Corp.	32,800	1,212,288
Cavium, Inc. *	69,800	2,334,112
CEVA, Inc. *	33,700	511,566
Cirrus Logic, Inc. *	92,700	2,616,921
Cohu, Inc.	32,200	337,456
Cymer, Inc. *	43,765	4,506,482
Diodes, Inc. *	49,381	939,227
DSP Group, Inc. *	31,400	205,984
Entegris, Inc. *	197,500	1,947,350
Entropic Communications, Inc. *	119,200	624,608
Exar Corp. *	58,500	613,665
First Solar, Inc. (c)*	85,200	2,400,936
FormFactor, Inc. *	68,473	342,365
GSI Technology, Inc. *	27,000	179,550
GT Advanced Technologies, Inc. (c)*	168,600	532,776
Hittite Microwave Corp. *	44,609	2,738,100
Inphi Corp. *	32,100	257,763
Integrated Device Technology, Inc. *	198,500	1,435,155
Integrated Silicon Solutions, Inc. *	35,900	336,383
Intermolecular, Inc. *	19,000	178,220
International Rectifier Corp. *	97,900	1,908,071
Intersil Corp., Class A	180,300	1,559,595
IXYS Corp.	32,400	312,336
Kopin Corp. *	100,300	347,038
Lattice Semiconductor Corp. *	170,200	757,390
LTX-Credence Corp. *	66,300	407,082
M/A-COM Technology Solutions Holdings, Inc. *	8,300	140,602
Mattson Technology, Inc. *	100,300	131,393
MaxLinear, Inc., Class A *	30,400	157,472
MEMC Electronic Materials, Inc. *	339,200	1,411,072
Micrel, Inc.	67,505	702,727
Microsemi Corp. *	124,419	2,602,845
Mindspeed Technologies, Inc. *	44,900	220,908
MIPS Technologies, Inc. *	65,300	513,258
MKS Instruments, Inc.	73,899	2,054,392
Monolithic Power Systems, Inc.	43,900	1,022,870
MoSys, Inc. *	43,700	157,320
Nanometrics, Inc. *	32,200	502,642
NeoPhotonics Corp. *	26,800	155,172
NVE Corp. *	6,400	352,000
OmniVision Technologies, Inc. *	77,873	1,196,908
PDF Solutions, Inc. *	35,700	536,214
Peregrine Semiconductor Corp. *	8,800	105,424
Pericom Semiconductor Corp. *	33,500	236,845
Photronics, Inc. *	85,200	510,348
PLX Technology, Inc. *	59,600	277,736
Power Integrations, Inc.	39,862	1,490,839
QuickLogic Corp. (c)*	53,100	112,041
Rambus, Inc. *	151,600	827,736
RF Micro Devices, Inc. *	393,600	1,968,000
Rubicon Technology, Inc. (c)*	23,500	157,920
Rudolph Technologies, Inc. *	46,700	629,983
Semtech Corp. *	91,829	2,769,563
Sigma Designs, Inc. *	43,000	229,620
Silicon Image, Inc. *	113,600	550,960
Spansion, Inc., Class A *	67,400	775,100
STR Holdings, Inc. (c)*	40,500	86,265
SunPower Corp. (c)*	54,600	425,334
Supertex, Inc.	14,800	282,976
Tessera Technologies, Inc.	76,490	1,342,400
TriQuint Semiconductor, Inc. *	249,000	1,307,250
Ultra Clean Holdings, Inc. *	48,200	270,402
Ultratech, Inc. *	38,300	1,559,959
Veeco Instruments, Inc. *	54,200	1,704,590
Volterra Semiconductor Corp. *	34,800	572,112

		64,469,749

 15

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 7.7%
Accelrys, Inc. *	80,500	758,310
ACI Worldwide, Inc. *	57,215	2,720,001
Actuate Corp. *	67,700	381,151
Acxiom Corp. *	107,176	1,900,230
Advent Software, Inc. *	43,928	1,082,825
American Software, Inc., Class A	30,400	261,440
Angie’s List, Inc. (c)*	48,800	612,440
Aspen Technology, Inc. *	132,400	4,051,440
AVG Technologies NV *	10,800	147,960
Bankrate, Inc. *	63,400	784,258
Bazaarvoice, Inc. *	14,600	112,858
Blackbaud, Inc.	63,869	1,591,615
Blucora, Inc. *	55,500	824,730
Bottomline Technologies, Inc. *	53,200	1,547,056
Brightcove, Inc. *	7,700	64,834
BroadSoft, Inc. *	38,900	1,321,433
CACI International, Inc., Class A *	32,900	1,764,427
Callidus Software, Inc. *	55,900	233,662
Carbonite, Inc. (c)*	15,500	149,110
Cardtronics, Inc. *	62,400	1,615,536
Cass Information Systems, Inc.	15,640	606,832
CIBER, Inc. *	100,000	338,000
CommVault Systems, Inc. *	63,200	4,849,336
Computer Task Group, Inc. *	20,200	386,628
comScore, Inc. *	48,500	714,405
Comverse Technology, Inc. *	322,800	1,407,408
Comverse, Inc. *	30,070	868,422
Constant Contact, Inc. *	41,800	629,508
Convergys Corp.	157,400	2,678,948
Cornerstone OnDemand, Inc. *	49,100	1,604,588
CoStar Group, Inc. *	39,875	3,739,477
CSG Systems International, Inc. *	46,400	873,712
Dealertrack Technologies, Inc. *	60,036	1,895,937
Demand Media, Inc. *	41,100	347,295
Demandware, Inc. (c)*	9,000	286,110
Dice Holdings, Inc. *	64,900	610,709
Digimarc Corp.	10,300	220,523
Digital River, Inc. *	52,800	766,656
E2open, Inc. *	8,500	151,725
EarthLink, Inc.	147,381	1,002,191
Ebix, Inc. (c)	38,600	630,724
Ellie Mae, Inc. *	34,500	691,035
Eloqua, Inc. *	12,900	303,021
Envestnet, Inc. *	29,000	403,390
Envivio, Inc. *	40,100	66,165
EPAM Systems, Inc. *	7,300	151,256
EPIQ Systems, Inc.	48,700	600,958
ePlus, Inc.	5,200	242,268
Euronet Worldwide, Inc. *	70,936	1,735,804
Exa Corp. *	8,000	80,080
ExactTarget, Inc. *	13,400	294,666
ExlService Holdings, Inc. *	32,100	952,086
Fair Isaac Corp.	47,800	2,154,346
FalconStor Software, Inc. *	41,100	110,148
FleetMatics Group plc *	12,500	313,375
Forrester Research, Inc.	19,717	557,400
Global Cash Access Holdings, Inc. *	91,800	693,090
Glu Mobile, Inc. (c)*	74,200	192,178
Guidance Software, Inc. *	18,600	237,150
Guidewire Software, Inc. *	28,500	943,920
Heartland Payment Systems, Inc.	54,900	1,743,624
Higher One Holdings, Inc. (c)*	43,800	461,214
iGATE Corp. *	44,140	771,567
Imperva, Inc. *	13,400	459,620
Infoblox, Inc. *	10,700	201,695
Innodata, Inc. *	30,500	114,680
Interactive Intelligence Group, Inc. *	20,500	824,510
Internap Network Services Corp. *	75,700	598,787
IntraLinks Holdings, Inc. *	50,600	327,382
Ipass, Inc. *	71,300	150,443
j2 Global, Inc.	66,228	2,107,375
Jive Software, Inc. *	23,300	357,189
Keynote Systems, Inc.	21,500	335,400
Limelight Networks, Inc. *	90,900	214,524
Lionbridge Technologies, Inc. *	82,500	329,175
Liquidity Services, Inc. *	33,300	1,061,271
LivePerson, Inc. *	75,500	1,009,435
LogMeIn, Inc. *	30,300	687,810
Manhattan Associates, Inc. *	28,247	1,935,202
ManTech International Corp., Class A	34,500	851,115
Marchex, Inc., Class B	28,600	106,392
Market Leader, Inc. *	30,300	229,674
Mattersight Corp. *	13,900	61,438
MAXIMUS, Inc.	48,048	3,294,651
MeetMe, Inc. (c)*	47,000	127,370
Mentor Graphics Corp. *	131,767	2,257,169
MicroStrategy, Inc., Class A *	12,562	1,259,592
Millennial Media, Inc. *	15,700	181,178
ModusLink Global Solutions, Inc. *	58,700	170,817
MoneyGram International, Inc. *	29,500	406,215
Monotype Imaging Holdings, Inc.	49,900	902,192
Monster Worldwide, Inc. *	166,500	965,700
Move, Inc. *	53,100	500,733
NetScout Systems, Inc. *	52,000	1,353,560
NIC, Inc.	89,400	1,457,220
OpenTable, Inc. (c)*	31,500	1,659,735
Pegasystems, Inc.	23,600	567,580
Perficient, Inc. *	43,800	523,848
Pervasive Software, Inc. *	18,200	166,530
PRGX Global, Inc. *	32,500	219,375
Progress Software Corp. *	87,820	2,061,135
Proofpoint, Inc. *	8,700	114,405
PROS Holdings, Inc. *	31,300	690,478
PTC, Inc. *	169,200	3,922,056
QAD, Inc., Class A	8,800	122,232
QLIK Technologies, Inc. *	122,900	2,729,609
Qualys, Inc. *	12,100	158,510
QuinStreet, Inc. *	44,900	253,236
RealNetworks, Inc. *	28,257	216,449
RealPage, Inc. *	53,100	1,239,354
Responsys, Inc. *	49,100	374,633
Rosetta Stone, Inc. *	14,700	190,512
Saba Software, Inc. *	43,200	400,032
Sapiens International Corp. N.V. (c)	19,400	97,000
Sapient Corp. *	176,963	2,143,022
SciQuest, Inc. *	24,500	405,230
SeaChange International, Inc. *	40,700	453,805
ServiceSource International, Inc. *	68,100	412,005
Sourcefire, Inc. *	42,400	1,806,240

16

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Spark Networks, Inc. (c)*	15,700	113,354
SPS Commerce, Inc. *	17,200	669,252
SS&C Technologies Holdings, Inc. *	50,200	1,136,026
Stamps.com, Inc. *	19,400	523,606
Support.com, Inc. *	64,900	270,633
Synacor, Inc. *	23,800	137,802
Synchronoss Technologies, Inc. *	37,900	902,399
Syntel, Inc.	21,400	1,247,406
Take-Two Interactive Software, Inc. *	115,004	1,399,599
Tangoe, Inc. *	40,900	591,005
TechTarget, Inc. *	19,600	99,568
TeleNav, Inc. *	22,100	174,590
TeleTech Holdings, Inc. *	34,000	635,800
The Active Network, Inc. *	53,300	294,749
The Hackett Group, Inc.	40,800	175,440
TiVo, Inc. *	177,803	2,371,892
TNS, Inc. *	34,100	714,395
Travelzoo, Inc. (c)*	9,800	214,816
Trulia, Inc. (c)*	9,700	255,013
Tyler Technologies, Inc. *	43,000	2,324,150
Ultimate Software Group, Inc. *	37,700	3,828,058
Unisys Corp. *	65,050	1,444,760
United Online, Inc.	126,687	841,202
Unwired Planet, Inc. *	114,100	230,482
ValueClick, Inc. *	104,700	2,143,209
VASCO Data Security International, Inc. *	40,200	325,620
Verint Systems, Inc. *	29,900	1,010,620
Virnetx Holding Corp. (c)*	60,000	2,095,200
Virtusa Corp. *	25,600	530,176
VistaPrint N.V. (c)*	47,600	1,706,460
Vocus, Inc. *	28,300	496,382
Web.com Group, Inc. *	48,100	779,220
WebMD Health Corp. *	69,600	1,150,488
Websense, Inc. *	53,504	782,764
WEX, Inc. *	54,976	4,321,663
XO Group, Inc. *	39,800	382,876
Yelp, Inc. *	11,600	246,384
Zix Corp. *	88,900	289,814

		142,856,589

Technology Hardware & Equipment 4.9%
3D Systems Corp. (c)*	66,200	3,829,670
ADTRAN, Inc. (c)	88,700	1,791,740
Aeroflex Holding Corp. *	26,600	185,934
Agilysys, Inc. *	24,000	204,240
Ambient Corp. (c)*	36,500	102,200
Anaren, Inc. *	20,200	395,314
Anixter International, Inc.	40,100	2,697,928
Arris Group, Inc. *	158,760	2,622,715
Aruba Networks, Inc. *	158,200	3,644,928
Audience, Inc. *	8,300	101,426
Aviat Networks, Inc. *	81,200	304,500
Avid Technology, Inc. *	39,705	293,817
Aware, Inc.	15,800	91,008
Badger Meter, Inc.	20,203	999,846
Bel Fuse, Inc., Class B	14,100	262,683
Benchmark Electronics, Inc. *	81,294	1,427,523
Black Box Corp.	24,092	564,475
CalAmp Corp. *	39,400	337,264
Calix, Inc. *	58,800	478,632
Checkpoint Systems, Inc. *	61,644	743,427
Ciena Corp. *	138,900	2,175,174
Cognex Corp.	60,109	2,383,923
Coherent, Inc.	33,451	1,853,520
Comtech Telecommunications Corp.	24,500	649,250
Cray, Inc. *	51,800	961,926
CTS Corp.	46,000	457,700
Daktronics, Inc.	50,700	601,302
Datalink Corp. *	20,900	183,711
Digi International, Inc. *	33,900	332,220
DTS, Inc. *	24,942	476,392
Echelon Corp. *	60,600	146,652
Electro Rent Corp.	25,200	390,096
Electro Scientific Industries, Inc.	30,200	326,160
Electronics for Imaging, Inc. *	65,209	1,475,028
Emulex Corp. *	129,190	987,012
Extreme Networks, Inc. *	135,200	498,888
Fabrinet *	30,100	440,664
FARO Technologies, Inc. *	23,200	770,472
FEI Co.	53,700	3,273,552
Finisar Corp. *	129,200	2,002,600
Globecomm Systems, Inc. *	34,300	425,320
GSI Group, Inc. *	40,000	380,000
Harmonic, Inc. *	160,400	838,892
Imation Corp. *	40,200	149,142
Immersion Corp. *	38,200	259,760
Infinera Corp. *	150,600	1,073,778
Insight Enterprises, Inc. *	65,500	1,283,800
InterDigital, Inc.	59,200	2,568,688
Intermec, Inc. *	87,540	864,895
Intevac, Inc. *	30,600	128,826
InvenSense, Inc. (c)*	50,000	730,000
Ixia *	57,864	1,098,837
KEMET Corp. *	59,100	340,416
Key Tronic Corp. *	14,400	138,672
KVH Industries, Inc. *	19,900	289,744
Littelfuse, Inc.	30,400	1,945,904
Loral Space & Communications, Inc.	15,000	880,350
Maxwell Technologies, Inc. *	43,400	419,678
Measurement Specialties, Inc. *	21,300	751,890
Mercury Systems, Inc. *	44,600	327,810
Mesa Laboratories, Inc.	3,600	187,164
Methode Electronics, Inc.	49,500	476,190
MTS Systems Corp.	23,775	1,351,609
Multi-Fineline Electronix, Inc. *	12,100	193,297
Neonode, Inc. (c)*	30,900	160,680
NETGEAR, Inc. *	53,400	1,874,874
Newport Corp. *	52,100	751,282
NumereX Corp., Class A *	12,800	158,848
Oclaro, Inc. *	101,300	164,106
OCZ Technology Group, Inc. (c)*	95,200	214,200
Oplink Communications, Inc. *	26,200	441,470
OSI Systems, Inc. *	28,100	1,530,326
Park Electrochemical Corp.	29,300	765,902
ParkerVision, Inc. (c)*	104,200	249,038
PC Connection, Inc.	12,500	154,375
PC-Tel, Inc.	25,400	188,468
Plantronics, Inc.	61,493	2,528,592

 17

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Plexus Corp. *	48,962	1,249,510
Power-One, Inc. *	91,200	366,624
Procera Networks, Inc. *	28,000	471,240
QLogic Corp. *	142,500	1,645,875
Quantum Corp. *	321,700	437,512
Radisys Corp. *	38,000	148,200
RealD, Inc. (c)*	60,400	687,352
Richardson Electronics Ltd.	18,900	229,068
Rofin-Sinar Technologies, Inc. *	40,036	1,026,123
Rogers Corp. *	23,167	1,085,606
Ruckus Wireless, Inc. *	11,700	275,652
Sanmina Corp. *	115,300	1,097,656
ScanSource, Inc. *	40,578	1,179,197
ShoreTel, Inc. *	63,200	271,128
Silicon Graphics International Corp. *	46,000	668,840
Sonus Networks, Inc. *	309,258	702,016
STEC, Inc. *	49,000	247,940
Super Micro Computer, Inc. *	40,000	495,200
Sycamore Networks, Inc.	30,211	69,485
Symmetricom, Inc. *	58,000	312,620
Synaptics, Inc. *	47,700	1,673,316
SYNNEX Corp. *	38,600	1,387,670
Tellabs, Inc.	540,100	1,231,428
Telular Corp.	22,800	252,852
TESSCO Technologies, Inc.	7,400	165,390
TTM Technologies, Inc. *	72,500	577,825
Ubiquiti Networks, Inc. (c)	17,300	222,824
Universal Display Corp. *	55,500	1,544,010
ViaSat, Inc. *	53,119	2,040,301
Viasystems Group, Inc. *	7,000	98,630
Vishay Precision Group, Inc. *	16,500	217,635
Westell Technologies, Inc., Class A *	71,100	130,113
Zygo Corp. *	23,500	373,885

		90,335,058

Telecommunication Services 0.7%
8x8, Inc. *	108,600	718,932
Atlantic Tele-Network, Inc.	12,600	545,328
Boingo Wireless, Inc. *	21,700	167,958
Cbeyond, Inc. *	37,400	329,120
Cincinnati Bell, Inc. *	275,345	1,307,889
Cogent Communications Group, Inc.	66,300	1,642,251
Consolidated Communications Holdings, Inc.	57,625	991,726
Fairpoint Communications, Inc. (c)*	28,900	267,614
General Communication, Inc., Class A *	50,300	428,053
Hawaiian Telcom Holdco, Inc. *	14,100	282,282
HickoryTech Corp.	17,900	173,272
IDT Corp., Class B	23,500	240,170
inContact, Inc. *	51,900	306,210
Iridium Communications, Inc. *	68,200	477,400
Leap Wireless International, Inc. *	73,500	424,830
Lumos Networks Corp.	20,100	195,171
magicJack VocalTec Ltd. (c)*	20,700	272,205
Neutral Tandem, Inc.	38,300	106,091
NTELOS Holdings Corp.	20,150	260,539
ORBCOMM, Inc. *	46,400	195,808
Premiere Global Services, Inc. *	70,000	655,900
Primus Telecommunications Group, Inc.	16,700	178,356
Shenandoah Telecommunications Co.	34,800	510,168
Towerstream Corp. (c)*	68,400	201,780
USA Mobility, Inc.	36,500	421,940
Vonage Holdings Corp. *	218,500	570,285

		11,871,278

Transportation 2.4%
Air Transport Services Group, Inc. *	72,100	335,265
Alaska Air Group, Inc. *	100,600	4,640,678
Allegiant Travel Co.	21,600	1,608,552
AMERCO	12,704	1,708,180
Arkansas Best Corp.	34,072	358,437
Atlas Air Worldwide Holdings, Inc. *	37,400	1,686,366
Avis Budget Group, Inc. *	148,700	3,201,511
Celadon Group, Inc.	26,900	532,889
Echo Global Logistics, Inc. *	20,300	376,971
Forward Air Corp.	40,582	1,505,998
Genco Shipping & Trading Ltd. (c)*	48,200	160,988
Genesee & Wyoming, Inc., Class A *	62,700	5,303,166
Hawaiian Holdings, Inc. *	75,200	433,904
Heartland Express, Inc.	67,500	933,525
Hub Group, Inc., Class A *	53,492	1,969,040
International Shipholding Corp.	7,300	139,430
JetBlue Airways Corp. *	326,500	1,896,965
Knight Transportation, Inc.	81,700	1,303,115
Marten Transport Ltd.	20,800	423,488
Old Dominion Freight Line, Inc. *	100,824	3,758,719
Pacer International, Inc. *	46,900	190,883
Park-Ohio Holdings Corp. *	11,200	270,368
Patriot Transportation Holding, Inc. *	8,700	224,199
Quality Distribution, Inc. *	29,300	217,113
Rand Logistics, Inc. *	24,300	164,268
Republic Airways Holdings, Inc. *	64,600	541,994
Roadrunner Transportation Systems, Inc. *	22,500	452,475
Saia, Inc. *	23,400	606,996
SkyWest, Inc.	70,812	895,064
Spirit Airlines, Inc. *	61,900	1,200,241
Swift Transportation Co. *	110,900	1,514,894
Universal Truckload Services, Inc.	7,300	130,962
US Airways Group, Inc. *	229,700	3,280,116
Werner Enterprises, Inc.	64,643	1,526,868
Wesco Aircraft Holdings, Inc. *	24,000	331,920
XPO Logistics, Inc. (c)*	24,200	405,350
Zipcar, Inc. (c)*	36,900	450,549

		44,681,447

Utilities 3.3%
ALLETE, Inc.	54,390	2,509,555
American DG Energy, Inc. (c)*	53,400	122,820
American States Water Co.	26,700	1,349,685
Artesian Resources Corp., Class A	10,500	237,825
Atlantic Power Corp.	168,900	2,075,781

18

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Avista Corp.	82,412	2,131,174
Black Hills Corp.	62,298	2,513,724
Cadiz, Inc. *	16,200	112,590
California Water Service Group	58,174	1,134,393
CH Energy Group, Inc.	20,797	1,351,805
Chesapeake Utilities Corp.	13,800	654,948
Cleco Corp.	86,200	3,685,050
Connecticut Water Service, Inc.	15,000	444,600
Consolidated Water Co., Ltd.	19,500	174,330
Delta Natural Gas Co., Inc.	9,300	183,210
El Paso Electric Co.	55,916	1,883,810
Genie Energy Ltd., Class B	18,600	132,804
IDACORP, Inc.	70,900	3,290,469
MGE Energy, Inc.	32,260	1,690,101
Middlesex Water Co.	20,900	403,579
New Jersey Resources Corp.	60,000	2,521,800
Northwest Natural Gas Co.	37,895	1,721,191
NorthWestern Corp.	51,512	1,905,429
Ormat Technologies, Inc.	24,000	510,240
Otter Tail Corp.	51,209	1,376,498
Piedmont Natural Gas Co., Inc.	101,400	3,220,464
PNM Resources, Inc.	111,700	2,385,912
Portland General Electric Co.	106,800	3,067,296
SJW Corp.	20,700	561,384
South Jersey Industries, Inc.	43,060	2,337,297
Southwest Gas Corp.	66,296	2,952,824
The Empire District Electric Co.	62,100	1,317,141
The Laclede Group, Inc.	31,777	1,268,538
The York Water Co.	17,000	321,300
UIL Holdings Corp.	73,110	2,720,423
Unitil Corp.	18,500	495,430
UNS Energy Corp.	57,317	2,595,887
WGL Holdings, Inc.	72,900	3,056,697

		60,418,004

Total Common Stock
(Cost $1,397,085,750)		1,807,934,251

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a)(b)*	138,800	—

Total Rights
(Cost $—)		—

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (b)*	19,700	2,758

Total Warrants
(Cost $—)		2,758

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.7% of net assets

Time Deposits 2.5%
Bank of America
0.03%, 02/01/13	36,224,982	36,224,982
Citibank
0.03%, 02/01/13	10,430,385	10,430,385

		46,655,367

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.04%, 03/14/13 (d)(e)	3,036,000	3,035,879

Total Short-Term Investments
(Cost $49,691,246)		49,691,246

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 5.3% of net assets

Wells Fargo Advantage Government Money Market Fund	97,294,404	97,294,404

Total Collateral Invested for Securities on Loan
(Cost $97,294,404)		97,294,404

End of Collateral Invested for Securities on Loan.

At 01/31/13 tax basis cost of the fund’s investments was $1,452,022,317 and the unrealized appreciation and depreciation were $520,913,790 and ($115,307,852), respectively, with a net unrealized appreciation of $405,605,938.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $2,758 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

 19

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 03/15/13	450	40,504,500	2,956,903

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

20

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,690,799,601	$—	$—	$1,690,799,601
Health Care Equipment & Services	116,834,450	—	300,200	117,134,650
Rights[1]	—	—	—	—
Warrants[1]	2,758	—	—	2,758
Short-Term Investments[1]	—	49,691,246	—	49,691,246

Total	$1,807,636,809	$49,691,246	$300,200	$1,857,628,255

Other Financial Instruments
Collateral Invested for Securities on Loan	$97,294,404	$—	$—	$97,294,404
Futures Contracts[2]	2,956,903	—	—	2,956,903

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$319,479	$—	($162,188)	$—	($116,631)	$259,540	$—	$300,200

Total	$319,479	$—	($162,188)	$—	($116,631)	$259,540	$—	$300,200

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers in and out of Level 3 from Level 1 or Level 2 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended January 31, 2013.

 21

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

On January 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46818JAN13

22

Schwab Capital Trust
Schwab Total Stock Market Index Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.4%		Common Stock	1,762,241,691	2,434,921,623
0.0%		Rights	—	—
0.0%		Warrants	—	5
2.4%		Short-Term Investments	59,881,323	59,881,323

99.8%		Total Investments	1,822,123,014	2,494,802,951
1.0%		Collateral Invested for Securities on Loan	24,455,976	24,455,976
(0	.8)%	Other Assets and Liabilities, Net		(19,773,907)

100.0%		Net Assets		2,499,485,020

	Number	Value
Security	of Shares	($)

Common Stock 97.4% of net assets

Automobiles & Components 0.9%
Allison Transmission Holdings, Inc.	5,200	115,856
American Axle & Manufacturing Holdings, Inc. *	8,300	96,944
BorgWarner, Inc. *	17,100	1,268,478
Cooper Tire & Rubber Co.	8,900	226,594
Dana Holding Corp.	19,500	313,560
Dorman Products, Inc.	3,000	103,890
Drew Industries, Inc.	2,400	87,888
Exide Technologies *	15,500	53,320
Federal-Mogul Corp. *	12,900	120,486
Ford Motor Co.	563,936	7,302,971
General Motors Co. *	113,100	3,176,979
Gentex Corp.	20,600	394,078
Harley-Davidson, Inc.	33,500	1,756,070
Johnson Controls, Inc.	101,100	3,143,199
Lear Corp.	14,000	686,000
Modine Manufacturing Co. *	12,100	102,608
Standard Motor Products, Inc.	7,500	174,075
Stoneridge, Inc. *	8,200	51,332
Strattec Security Corp.	1,500	40,350
Tenneco, Inc. *	8,780	306,949
Tesla Motors, Inc. (d)*	9,400	352,594
The Goodyear Tire & Rubber Co. *	33,900	466,464
Thor Industries, Inc.	7,500	315,600
TRW Automotive Holdings Corp. *	14,400	829,872
Visteon Corp. *	8,000	450,320
Winnebago Industries, Inc. *	7,400	138,528

		22,075,005

Banks 3.2%
1st Source Corp.	5,528	124,933
Ameris Bancorp *	6,348	84,174
Arrow Financial Corp.	3,324	81,106
Associated Banc-Corp.	25,000	356,750
Astoria Financial Corp.	11,300	110,062
BancFirst Corp.	2,300	94,070
BancorpSouth, Inc.	10,112	146,624
BancTrust Financial Group, Inc. *	2,100	5,985
Bank Mutual Corp.	18,268	93,715
Bank of Hawaii Corp.	6,500	312,585
Bank of the Ozarks, Inc.	5,600	203,392
BankUnited, Inc.	6,000	161,400
Banner Corp.	3,171	95,764
BB&T Corp.	103,458	3,132,708
BBCN Bancorp, Inc.	11,000	132,990
Beneficial Mutual Bancorp, Inc. *	10,500	98,280
Berkshire Bancorp, Inc.	3,600	30,024
Berkshire Hills Bancorp, Inc.	3,400	82,280
BOK Financial Corp.	3,740	209,627
Boston Private Financial Holdings, Inc.	12,129	112,193
Brookline Bancorp, Inc.	11,705	103,121
Bryn Mawr Bank Corp.	3,400	78,676
Camco Financial Corp. *	700	1,967
Camden National Corp.	2,500	84,375
Capital Bank Financial Corp., Class A *	3,500	54,145
Capital City Bank Group, Inc. *	6,875	77,000
CapitalSource, Inc.	32,900	266,819
Capitol Federal Financial, Inc.	21,963	258,065
Cardinal Financial Corp.	1,800	29,412
Cathay General Bancorp	9,200	178,572
Central Pacific Financial Corp. *	5,169	83,273
Century Bancorp, Inc., Class A	800	26,664
Chemical Financial Corp.	5,383	130,861
CIT Group, Inc. *	29,300	1,240,855
Citizens Republic Bancorp, Inc. *	5,900	120,478
City Holding Co.	4,800	181,392
City National Corp.	7,000	370,720
Columbia Banking System, Inc.	4,951	100,010
Comerica, Inc.	27,659	950,363
Commerce Bancshares, Inc.	10,984	412,449
Community Bank System, Inc.	4,400	124,960
Community Trust Bancorp, Inc.	2,487	83,837
Cullen/Frost Bankers, Inc.	9,100	535,899
CVB Financial Corp.	10,311	113,421
Dime Community Bancshares, Inc.	6,875	94,944
Eagle Bancorp, Inc. *	2,800	63,168
East West Bancorp, Inc.	19,600	459,620
EverBank Financial Corp.	8,900	129,851
F.N.B. Corp.	19,661	227,871
Fifth Third Bancorp	132,714	2,161,911
First BanCorp *	26,579	136,350
First Busey Corp.	20,200	91,708

 1

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Citizens BancShares, Inc., Class A	900	156,924
First Commonwealth Financial Corp.	13,504	95,473
First Financial Bancorp	10,339	158,083
First Financial Bankshares, Inc. (d)	6,000	246,360
First Financial Corp.	2,600	78,442
First Financial Holdings, Inc.	6,100	92,415
First Horizon National Corp.	32,816	335,051
First Interstate BancSystem, Inc.	1,800	31,014
First M&F Corp.	2,000	16,440
First Merchants Corp.	9,041	136,067
First Midwest Bancorp, Inc.	9,125	115,614
First Niagara Financial Group, Inc.	50,265	394,078
First Republic Bank	11,000	392,590
First United Corp. *	2,200	18,084
Firstmerit Corp.	13,406	204,173
Flagstar Bancorp, Inc. *	8,060	126,784
Flushing Financial Corp.	6,800	107,712
Fulton Financial Corp.	28,262	307,773
Glacier Bancorp, Inc.	10,497	163,543
Great Southern Bancorp, Inc.	3,400	84,524
Hancock Holding Co.	12,344	373,036
Hawthorn Bancshares, Inc.	876	7,647
Heartland Financial USA, Inc.	1,200	28,428
Heritage Financial Corp.	6,135	86,688
Home Bancshares, Inc.	3,300	114,576
Hudson City Bancorp, Inc.	69,231	591,925
Huntington Bancshares, Inc.	120,799	840,761
IBERIABANK Corp.	3,875	199,524
Independent Bank Corp.	3,000	92,970
Independent Bank Corp., Michigan *	431	2,362
International Bancshares Corp.	7,784	152,177
Investors Bancorp, Inc.	9,600	169,440
Kearny Financial Corp.	9,000	90,900
KeyCorp	138,090	1,298,046
Lakeland Financial Corp.	3,700	90,428
M&T Bank Corp.	17,949	1,843,183
MainSource Financial Group, Inc.	5,535	76,383
MB Financial, Inc.	8,133	181,935
Merchants Bancshares, Inc.	3,650	103,368
MGIC Investment Corp. *	45,600	126,768
MutualFirst Financial, Inc.	2,000	26,000
National Bank Holdings Corp., Class A	1,500	27,075
National Penn Bancshares, Inc.	17,675	172,331
Nationstar Mortgage Holdings, Inc. (d)*	3,100	111,879
NBT Bancorp, Inc.	4,400	91,256
New York Community Bancorp, Inc.	64,985	867,550
North Valley Bancorp *	300	4,971
Northfield Bancorp, Inc.	2,665	29,821
Northrim BanCorp, Inc.	4,281	93,240
Northwest Bancshares, Inc.	11,250	137,250
OceanFirst Financial Corp.	7,150	101,458
Ocwen Financial Corp. *	16,420	639,887
Old National Bancorp	16,800	224,448
Oriental Financial Group, Inc.	8,163	117,302
Oritani Financial Corp.	6,000	90,840
PacWest Bancorp	6,000	164,880
Park National Corp. (d)	2,845	186,205
People’s United Financial, Inc.	49,587	610,416
Peoples Financial Corp.	3,000	32,790
Pinnacle Financial Partners, Inc. *	6,475	139,018
PNC Financial Services Group, Inc.	78,232	4,834,738
Popular, Inc. *	14,720	395,085
Premier Financial Bancorp, Inc.	2,645	30,021
PrivateBancorp, Inc.	8,000	137,360
Prosperity Bancshares, Inc.	6,400	288,704
Provident Financial Holdings, Inc.	4,350	72,384
Provident Financial Services, Inc.	7,917	117,409
Radian Group, Inc.	24,500	157,535
Regions Financial Corp.	209,062	1,626,502
Renasant Corp.	4,125	80,231
Republic Bancorp, Inc., Class A	6,521	146,527
Roma Financial Corp.	5,900	88,972
S&T Bancorp, Inc.	4,400	81,136
S.Y. Bancorp, Inc.	3,670	82,979
Sandy Spring Bancorp, Inc.	5,900	117,115
SCBT Financial Corp.	3,000	126,300
Seacoast Banking Corp. of Florida *	19,680	35,227
Shore Bancshares, Inc.	1,250	6,625
Signature Bank *	6,700	495,331
Simmons First National Corp., Class A	4,000	102,120
Southside Bancshares, Inc. (d)	4,300	90,902
Southwest Bancorp, Inc. *	7,800	99,918
State Bank Financial Corp.	6,200	98,952
StellarOne Corp.	6,000	89,700
Sterling Bancorp	9,018	86,483
Sterling Financial Corp.	5,000	107,950
Suffolk Bancorp *	4,600	63,618
Sun Bancorp, Inc. *	19,318	66,840
SunTrust Banks, Inc.	78,542	2,228,237
Susquehanna Bancshares, Inc.	27,568	314,827
SVB Financial Group *	6,400	424,768
Synovus Financial Corp.	110,700	285,606
Taylor Capital Group, Inc. *	1,600	27,760
TCF Financial Corp.	22,900	312,814
Texas Capital Bancshares, Inc. *	5,400	223,560
TFS Financial Corp. *	19,500	199,485
The First of Long Island Corp.	4,000	116,640
Timberland Bancorp, Inc. *	2,000	16,340
Tompkins Financial Corp.	4,024	164,622
TowneBank (d)	1,800	27,306
Tree.com, Inc.	4,444	77,681
TriCo Bancshares	5,400	88,992
TrustCo Bank Corp.	14,857	78,594
Trustmark Corp.	8,300	191,979
U.S. Bancorp	278,131	9,206,136
UMB Financial Corp.	5,274	233,480
Umpqua Holdings Corp.	15,743	198,992
Union First Market Bankshares Corp.	7,050	123,234
United Bankshares, Inc. (d)	7,400	188,626
United Community Banks, Inc. *	11,678	122,502
Valley National Bancorp	25,542	250,056
ViewPoint Financial Group, Inc.	4,900	103,635
Walker & Dunlop, Inc. *	1,700	36,516
Washington Federal, Inc.	14,942	262,830

2

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Washington Trust Bancorp, Inc.	3,600	94,896
Webster Financial Corp.	11,663	259,502
Wells Fargo & Co.	724,206	25,224,095
WesBanco, Inc.	4,456	103,335
West Coast Bancorp	3,916	92,888
Westamerica Bancorp	5,200	230,984
Western Alliance Bancorp *	9,500	116,850
Wilshire Bancorp, Inc. *	4,900	30,086
Wintrust Financial Corp.	5,800	215,006
WSFS Financial Corp.	2,000	90,940
Zions Bancorp	25,425	592,911

		80,525,100

Capital Goods 8.0%
3M Co.	94,200	9,471,810
A.O. Smith Corp.	5,650	391,432
AAON, Inc.	4,569	103,899
AAR Corp.	5,000	94,250
Aceto Corp.	5,000	52,200
Actuant Corp., Class A	10,280	303,054
Acuity Brands, Inc.	6,000	412,800
AECOM Technology Corp. *	16,100	411,677
Aegion Corp. *	4,300	101,136
Aerosonic Corp. *	300	1,170
Aerovironment, Inc. *	4,200	90,930
AGCO Corp. *	13,862	734,686
Air Lease Corp. *	9,400	224,378
Aircastle Ltd.	14,100	194,580
Alamo Group, Inc.	2,500	84,900
Albany International Corp., Class A	3,918	98,185
Alliant Techsystems, Inc.	4,437	287,163
Altra Holdings, Inc.	4,300	102,985
American Railcar Industries, Inc.	2,800	110,152
American Science & Engineering, Inc.	2,000	135,160
American Superconductor Corp. (d)*	5,200	13,780
American Woodmark Corp. *	4,000	111,240
AMETEK, Inc.	35,925	1,472,566
Ampco-Pittsburgh Corp.	2,800	51,576
Apogee Enterprises, Inc.	6,600	161,370
Applied Industrial Technologies, Inc.	6,525	286,839
Armstrong World Industries, Inc.	3,500	192,465
Astec Industries, Inc.	2,500	88,300
Astronics Corp. *	3,438	78,765
AZZ, Inc.	3,500	149,765
B/E Aerospace, Inc. *	14,600	751,754
Barnes Group, Inc.	6,600	157,740
Beacon Roofing Supply, Inc. *	6,600	238,524
Belden, Inc.	6,900	332,235
Blount International, Inc. *	6,200	105,710
Brady Corp., Class A	6,400	223,296
Breeze-Eastern Corp. *	500	4,053
Briggs & Stratton Corp.	6,500	154,245
Builders FirstSource, Inc. *	17,100	107,217
Carlisle Cos., Inc.	9,200	590,180
Caterpillar, Inc.	96,700	9,514,313
Chart Industries, Inc. *	4,400	291,236
CIRCOR International, Inc.	3,750	155,625
CLARCOR, Inc.	7,300	368,358
Coleman Cable, Inc.	1,500	15,345
Colfax Corp. *	9,400	419,334
Columbus McKinnon Corp. *	4,300	81,356
Comfort Systems USA, Inc.	7,700	99,407
Crane Co.	8,000	402,240
Cubic Corp.	2,000	94,000
Cummins, Inc.	25,800	2,962,614
Curtiss-Wright Corp.	6,600	235,290
Danaher Corp.	86,100	5,159,973
Deere & Co.	57,900	5,446,074
DigitalGlobe, Inc. *	12,322	344,646
Donaldson Co., Inc.	19,300	725,873
Dover Corp.	26,100	1,805,598
Ducommun, Inc. *	3,200	51,296
DXP Enterprises, Inc. *	1,700	96,730
Dycom Industries, Inc. *	5,300	111,194
Eaton Corp. plc	68,277	3,888,375
EMCOR Group, Inc.	9,400	341,502
Emerson Electric Co.	107,100	6,131,475
Encore Wire Corp.	2,500	81,550
EnerSys, Inc. *	7,500	306,975
Engility Holdings, Inc. *	2,516	48,433
EnPro Industries, Inc. *	3,000	133,440
ESCO Technologies, Inc.	3,900	160,563
Esterline Technologies Corp. *	4,400	292,116
Exelis, Inc.	27,400	301,126
Fastenal Co.	39,300	1,952,424
Federal Signal Corp. *	12,800	102,912
Flow International Corp. *	8,800	33,176
Flowserve Corp.	7,700	1,207,129
Fluor Corp.	24,300	1,575,369
Fortune Brands Home & Security, Inc. *	23,700	775,938
Foster Wheeler AG *	15,200	396,872
Franklin Electric Co., Inc.	2,800	186,256
FreightCar America, Inc.	2,500	61,975
FuelCell Energy, Inc. *	1,200	1,308
Furmanite Corp. *	1,400	7,434
Gardner Denver, Inc.	7,200	506,664
GATX Corp.	6,600	312,510
GenCorp, Inc. *	11,600	124,468
Generac Holdings, Inc.	3,900	145,002
General Cable Corp. *	6,700	225,254
General Dynamics Corp.	49,100	3,255,330
General Electric Co.	1,551,166	34,559,978
Gibraltar Industries, Inc. *	6,300	109,431
Graco, Inc.	8,812	504,046
GrafTech International Ltd. *	16,600	159,360
Granite Construction, Inc.	4,850	176,346
Great Lakes Dredge & Dock Corp.	11,600	108,808
Griffon Corp.	15,100	178,180
H&E Equipment Services, Inc.	6,800	131,104
Hardinge, Inc.	4,800	54,144
Harsco Corp.	11,300	288,037
HEICO Corp., Class A	6,263	213,005
Hexcel Corp. *	14,500	388,455
Honeywell International, Inc.	115,862	7,906,423
Hubbell, Inc., Class B	7,900	719,295
Huntington Ingalls Industries, Inc.	6,972	308,860
Hyster-Yale Materials Handling, Inc.	3,300	165,594
IDEX Corp.	11,725	584,960

 3

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
II-VI, Inc. *	7,600	129,352
Illinois Tool Works, Inc.	63,100	3,964,573
Ingersoll-Rand plc	41,500	2,132,685
Integrated Electrical Services, Inc. *	5,105	24,759
ITT Corp.	13,500	346,680
Jacobs Engineering Group, Inc. *	19,000	914,090
John Bean Technologies Corp.	4,983	93,132
Joy Global, Inc.	16,350	1,032,830
Kadant, Inc. *	3,001	80,637
Kaman Corp.	3,000	109,020
Kaydon Corp.	3,300	81,840
KBR, Inc.	21,000	655,620
Kennametal, Inc.	11,300	463,413
Kratos Defense & Security Solutions, Inc. *	3,180	14,024
L-3 Communications Holdings, Inc.	13,600	1,032,512
L.B. Foster Co., Class A	700	30,317
Lawson Products, Inc.	5,500	60,390
Layne Christensen Co. *	4,500	102,015
Lennox International, Inc.	6,771	389,400
Lincoln Electric Holdings, Inc.	11,800	636,374
Lindsay Corp.	1,800	167,472
Lockheed Martin Corp.	39,752	3,453,256
Lydall, Inc. *	5,500	84,040
Magnetek, Inc. *	1,650	21,879
Masco Corp.	50,700	932,373
MasTec, Inc. *	8,550	241,965
Meritor, Inc. *	15,900	72,504
Michael Baker Corp.	4,200	107,898
Middleby Corp. *	2,600	367,536
Moog, Inc., Class A *	5,787	253,471
MRC Global, Inc. *	3,700	113,701
MSC Industrial Direct Co., Inc., Class A	6,900	545,928
Mueller Industries, Inc.	5,400	288,144
Mueller Water Products, Inc., Class A	23,139	136,751
MYR Group, Inc. *	1,400	31,430
National Presto Industries, Inc. (d)	1,200	88,020
Navistar International Corp. *	11,600	302,644
NCI Building Systems, Inc. *	580	8,978
NN, Inc. *	1,800	16,668
Nordson Corp.	8,000	540,960
Nortek, Inc. *	1,800	129,870
Northrop Grumman Corp.	36,332	2,363,033
Omega Flex, Inc.	700	9,954
Orbital Sciences Corp. *	7,600	111,720
Oshkosh Corp. *	12,900	505,422
Owens Corning *	16,700	695,889
PACCAR, Inc.	51,425	2,420,060
Pall Corp.	16,600	1,133,780
Parker Hannifin Corp.	22,100	2,054,637
Pentair Ltd.	30,628	1,552,227
Polypore International, Inc. (d)*	6,100	235,399
Powell Industries, Inc. *	2,800	126,700
Precision Castparts Corp.	21,502	3,943,467
Preformed Line Products Co.	500	33,740
Primoris Services Corp.	6,900	132,342
Proto Labs, Inc. *	2,800	115,164
Quanex Building Products Corp.	5,625	116,213
Quanta Services, Inc. *	31,071	900,127
Raven Industries, Inc.	5,600	150,808
Raytheon Co.	48,100	2,533,908
RBC Bearings, Inc. *	3,000	158,190
Regal-Beloit Corp.	6,500	482,040
Rexnord Corp. *	9,300	185,814
Robbins & Myers, Inc.	6,970	406,212
Rockwell Automation, Inc.	20,200	1,801,638
Rockwell Collins, Inc.	20,100	1,183,488
Roper Industries, Inc.	14,300	1,679,535
Rush Enterprises, Inc., Class A *	4,600	108,836
Sauer-Danfoss, Inc.	2,800	150,276
Seaboard Corp.	100	270,331
Simpson Manufacturing Co., Inc.	6,200	201,004
Snap-on, Inc.	8,200	664,364
Solarcity Corp. *	2,200	32,164
Spirit AeroSystems Holdings, Inc., Class A *	14,500	231,130
SPX Corp.	7,110	530,619
Standex International Corp.	3,000	169,950
Stanley Black & Decker, Inc.	24,652	1,894,013
Sun Hydraulics Corp.	3,000	82,800
TAL International Group, Inc.	3,900	163,410
Taser International, Inc. *	8,100	67,797
Tecumseh Products Co., Class A *	9,100	64,701
Teledyne Technologies, Inc. *	5,157	352,017
Tennant Co.	4,200	193,368
Terex Corp. *	16,100	521,318
Textainer Group Holdings Ltd.	2,500	103,625
Textron, Inc.	41,100	1,182,036
The Babcock & Wilcox Co.	17,400	463,536
The Boeing Co.	100,400	7,416,548
The Gorman-Rupp Co.	4,113	124,994
The Greenbrier Cos., Inc. *	5,800	115,594
The KEYW Holding Corp. *	2,400	30,864
The Manitowoc Co., Inc.	18,500	325,600
The Shaw Group, Inc. *	9,300	440,076
The Timken Co.	11,000	589,710
The Toro Co.	8,200	361,046
Thermon Group Holdings, Inc. *	3,500	84,700
Titan International, Inc.	6,925	168,208
Titan Machinery, Inc. (d)*	3,600	104,076
TransDigm Group, Inc.	6,600	893,904
Trex Co., Inc. *	2,700	114,075
TriMas Corp. *	4,700	145,183
Trinity Industries, Inc.	13,650	541,905
Triumph Group, Inc.	7,000	492,590
Tutor Perini Corp. *	7,100	117,789
United Rentals, Inc. *	13,100	663,122
United Technologies Corp.	124,768	10,925,934
Universal Forest Products, Inc.	2,500	101,625
URS Corp.	10,700	443,836
USG Corp. *	12,500	367,375
Valmont Industries, Inc.	3,200	466,304
Vicor Corp. *	4,200	22,596
W.W. Grainger, Inc.	8,800	1,916,816
Wabash National Corp. *	11,200	115,920
WABCO Holdings, Inc. *	9,233	578,540
Wabtec Corp.	6,628	620,513
Watsco, Inc.	4,200	316,470
Watts Water Technologies, Inc., Class A	4,000	184,400
WESCO International, Inc. *	6,300	459,459

4

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Woodward, Inc.	8,000	307,280
Xylem, Inc.	26,100	728,973

		199,134,249

Commercial & Professional Supplies 1.1%
A.T. Cross Co., Class A *	2,900	33,176
ABM Industries, Inc.	7,200	157,824
Acacia Research Corp. *	6,200	158,286
Acco Brands Corp. *	15,378	128,099
AMREP Corp. *	2,500	25,000
ARC Document Solutions, Inc. *	7,000	16,730
Avery Dennison Corp.	14,600	562,246
Casella Waste Systems, Inc., Class A *	6,500	29,510
CDI Corp.	3,700	62,974
Cenveo, Inc. (d)*	7,300	18,250
Cintas Corp.	15,350	648,691
Clean Harbors, Inc. *	7,700	428,043
Compx International, Inc.	2,000	27,000
Consolidated Graphics, Inc. *	3,900	142,857
Copart, Inc. *	17,618	632,662
Corrections Corp. of America	14,484	548,799
Covanta Holding Corp.	18,900	372,708
CRA International, Inc. *	2,500	46,475
Deluxe Corp.	6,800	250,172
EnergySolutions, Inc. *	10,500	40,215
Ennis, Inc.	4,500	70,245
Equifax, Inc.	17,695	1,038,696
Exponent, Inc. *	1,900	92,891
FTI Consulting, Inc. *	5,700	185,250
G&K Services, Inc., Class A	4,100	164,164
GP Strategies Corp. *	1,500	32,100
Healthcare Services Group, Inc.	12,656	305,642
Heidrick & Struggles International, Inc.	3,100	49,011
Herman Miller, Inc.	8,700	214,890
HNI Corp.	6,400	202,048
Hudson Global, Inc. *	3,220	15,488
Huron Consulting Group, Inc. *	3,000	102,300
ICF International, Inc. *	2,800	64,092
IHS, Inc., Class A *	7,800	802,620
InnerWorkings, Inc. *	7,400	102,934
Insperity, Inc.	6,800	228,684
Interface, Inc.	8,400	140,952
Iron Mountain, Inc.	25,238	863,392
KAR Auction Services, Inc.	11,300	241,029
Kelly Services, Inc., Class A	5,700	90,858
Kforce, Inc.	4,905	67,493
Kimball International, Inc., Class B	9,100	98,280
Knoll, Inc.	7,000	116,060
Korn/Ferry International *	6,600	113,388
Manpower, Inc.	11,191	576,337
Mastech Holdings, Inc.	540	4,104
McGrath RentCorp	4,600	137,494
Mine Safety Appliances Co.	4,700	217,234
Mistras Group, Inc. *	4,000	88,080
Mobile Mini, Inc. *	6,200	148,800
Multi-Color Corp.	4,625	110,815
Navigant Consulting, Inc. *	14,000	161,420
Nielsen Holdings N.V. *	17,300	562,423
NL Industries, Inc.	7,800	100,932
On Assignment, Inc. *	4,700	114,915
Performant Financial Corp. *	7,700	97,790
Pitney Bowes, Inc. (d)	28,200	406,362
Quad Graphics, Inc. (d)	5,600	121,520
R.R. Donnelley & Sons Co. (d)	23,500	216,200
Republic Services, Inc.	44,245	1,410,973
Resources Connection, Inc.	11,300	137,973
Robert Half International, Inc.	19,700	694,228
Rollins, Inc.	9,218	227,869
RPX Corp. *	7,400	77,182
Steelcase, Inc., Class A	11,500	156,745
Stericycle, Inc. *	12,500	1,179,375
Sykes Enterprises, Inc. *	11,026	177,519
Team, Inc. *	3,000	131,430
Tetra Tech, Inc. *	12,031	344,808
The ADT Corp.	33,866	1,608,635
The Advisory Board Co. *	4,600	249,458
The Brink’s Co.	7,100	211,722
The Corporate Executive Board Co.	4,700	235,517
The Dun & Bradstreet Corp.	6,940	565,888
The Geo Group, Inc.	9,999	326,167
The Standard Register Co.	4,100	2,706
Towers Watson & Co., Class A	8,100	494,748
TRC Cos., Inc. *	3,350	20,000
TrueBlue, Inc. *	6,000	103,140
Tyco International Ltd.	67,933	2,053,615
UniFirst Corp.	2,100	171,654
United Stationers, Inc.	5,800	193,372
Verisk Analytics, Inc., Class A *	21,500	1,185,940
Viad Corp.	3,625	101,210
Virco Mfg. Corp. *	1,170	3,124
WageWorks, Inc. *	5,000	99,800
Waste Connections, Inc.	17,912	645,190
Waste Management, Inc.	63,600	2,313,768

		27,920,406

Consumer Durables & Apparel 1.5%
American Greetings Corp., Class A (d)	8,500	136,000
Arctic Cat, Inc. *	2,400	86,736
Blyth, Inc. (d)	5,200	72,852
Brunswick Corp.	14,400	520,704
Callaway Golf Co.	12,800	83,968
Carter’s, Inc. *	8,000	481,840
Cavco Industries, Inc. *	1,010	52,379
Coach, Inc.	41,408	2,111,808
Columbia Sportswear Co. (d)	1,750	89,407
Crocs, Inc. *	15,000	222,900
CSS Industries, Inc.	3,400	77,214
D.R. Horton, Inc.	40,704	963,057
Deckers Outdoor Corp. (d)*	5,200	207,740
Ethan Allen Interiors, Inc.	4,200	121,422
Fifth & Pacific Cos., Inc. *	15,900	240,090
Flexsteel Industries, Inc.	600	14,076
Foamex International, Inc. (a)(c)*	2,278	—
Fossil, Inc. *	7,662	808,954
Furniture Brands International, Inc. *	4,700	6,486
G-III Apparel Group Ltd. *	2,800	100,492
Garmin Ltd. (d)	17,400	659,286

 5

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hanesbrands, Inc. *	13,847	518,986
Harman International Industries, Inc.	9,900	443,322
Hasbro, Inc. (d)	16,500	616,605
Helen of Troy Ltd. *	5,000	181,000
Hovnanian Enterprises, Inc., Class A (d)*	20,000	114,200
Iconix Brand Group, Inc. *	9,600	230,880
iRobot Corp. *	7,300	167,024
JAKKS Pacific, Inc.	5,100	66,606
Jarden Corp. *	11,359	668,363
K-Swiss, Inc., Class A *	2,400	11,304
KB Home	10,900	207,863
Kid Brands, Inc. *	3,000	4,950
La-Z-Boy, Inc.	7,500	117,300
LeapFrog Enterprises, Inc. *	9,000	81,090
Leggett & Platt, Inc.	20,900	615,296
Lennar Corp., Class A (d)	23,890	992,391
M.D.C. Holdings, Inc.	5,503	216,378
M/I Homes, Inc. *	3,000	81,720
Maidenform Brands, Inc. *	5,000	97,050
Marine Products Corp.	405	2,555
Mattel, Inc.	50,000	1,881,500
Meritage Homes Corp. *	3,900	172,536
Michael Kors Holdings Ltd. *	17,200	965,436
Mohawk Industries, Inc. *	8,319	845,709
Movado Group, Inc.	2,500	91,400
NACCO Industries, Inc., Class A	1,900	123,804
Nautilus, Inc. *	4,125	22,316
Newell Rubbermaid, Inc.	40,800	957,984
NIKE, Inc., Class B	108,000	5,837,400
NVR, Inc. *	700	720,762
Oxford Industries, Inc.	2,500	123,450
Perry Ellis International, Inc.	5,500	106,150
Polaris Industries, Inc.	9,100	792,519
PulteGroup, Inc. *	49,576	1,028,206
PVH Corp.	10,300	1,224,361
Quiksilver, Inc. *	25,900	169,386
Ralph Lauren Corp.	9,100	1,514,968
Skechers U.S.A., Inc., Class A *	6,500	123,500
Skyline Corp. *	2,600	12,402
Smith & Wesson Holding Corp. (d)*	12,400	106,640
Standard Pacific Corp. *	15,600	129,480
Stanley Furniture Co., Inc. *	6,875	31,969
Steven Madden Ltd. *	6,075	279,936
Sturm, Ruger & Co., Inc. (d)	2,700	137,079
Superior Uniform Group, Inc.	1,600	18,128
Tandy Brands Accessories, Inc. *	1,000	1,560
Tempur-Pedic International, Inc. *	8,000	311,680
The Jones Group, Inc.	12,156	145,872
The Ryland Group, Inc.	6,700	266,124
The Warnaco Group, Inc. *	5,500	402,655
Toll Brothers, Inc. *	23,400	876,330
True Religion Apparel, Inc.	3,000	71,130
Tumi Holdings, Inc. *	4,500	101,205
Tupperware Brands Corp.	7,800	594,360
Under Armour, Inc., Class A *	10,900	554,483
Universal Electronics, Inc. *	5,200	99,320
Vera Bradley, Inc. (d)*	3,000	75,870
VF Corp.	13,000	1,918,540
Whirlpool Corp.	11,349	1,309,448
Wolverine World Wide, Inc.	7,800	335,400

		36,973,292

Consumer Services 2.1%
AFC Enterprises, Inc. *	3,900	113,334
Ambassadors Group, Inc.	3,400	16,762
American Public Education, Inc. *	2,500	96,325
Ameristar Casinos, Inc.	6,400	169,600
Apollo Group, Inc., Class A *	14,550	294,201
Ascent Capital Group, Inc., Class A *	3,116	198,520
Bally Technologies, Inc. *	5,900	284,144
Biglari Holdings, Inc. *	279	102,918
BJ’s Restaurants, Inc. *	3,000	95,910
Bloomin’ Brands, Inc. *	6,000	111,420
Bob Evans Farms, Inc.	4,200	185,934
Boyd Gaming Corp. (d)*	12,300	86,223
Bridgepoint Education, Inc. *	5,000	52,750
Brinker International, Inc.	12,350	404,339
Buffalo Wild Wings, Inc. *	3,000	220,650
Burger King Worldwide, Inc.	12,200	216,550
Career Education Corp. *	16,214	56,100
Carnival Corp.	65,000	2,516,800
CEC Entertainment, Inc.	2,925	96,408
Chipotle Mexican Grill, Inc. *	4,600	1,412,246
Choice Hotels International, Inc.	3,800	136,952
Churchill Downs, Inc.	2,900	187,514
Coinstar, Inc. (d)*	5,000	254,400
Corinthian Colleges, Inc. *	9,200	22,632
Cracker Barrel Old Country Store, Inc.	3,446	223,370
Darden Restaurants, Inc.	19,000	883,500
Denny’s Corp. *	15,000	75,900
DeVry, Inc.	7,800	196,326
DineEquity, Inc. *	3,000	219,780
Domino’s Pizza, Inc.	8,100	377,217
Dover Downs Gaming & Entertainment, Inc.	5,899	13,155
Dover Motorsports, Inc.	1,400	2,408
Dunkin’ Brands Group, Inc.	10,200	372,402
Education Management Corp. (d)*	12,500	54,125
Grand Canyon Education, Inc. *	5,000	119,300
H&R Block, Inc.	41,000	933,570
Hillenbrand, Inc.	8,800	217,800
Hyatt Hotels Corp., Class A *	7,900	316,553
International Game Technology	38,100	585,597
International Speedway Corp., Class A	3,245	88,945
Interval Leisure Group, Inc.	6,269	124,126
Isle of Capri Casinos, Inc. *	7,400	52,022
ITT Educational Services, Inc. (d)*	5,600	94,304
Jack in the Box, Inc. *	8,400	243,852
K12, Inc. *	4,900	90,454
Krispy Kreme Doughnuts, Inc. *	14,100	183,300
Lakes Entertainment, Inc. *	6,800	22,372
Las Vegas Sands Corp.	51,600	2,850,900
Learning Tree International, Inc. *	1,400	7,210
LIFE TIME FITNESS, Inc. *	5,500	279,015
Luby’s, Inc. *	2,400	16,368
Marriott International, Inc., Class A	35,408	1,415,612

6

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Marriott Vacations Worldwide Corp. *	4,080	181,070
Matthews International Corp., Class A	2,900	95,004
McDonald’s Corp.	148,509	14,151,423
MGM Resorts International *	52,300	667,871
Monarch Casino & Resort, Inc. *	8,000	82,880
MTR Gaming Group, Inc. *	5,800	23,200
Multimedia Games Holding Co., Inc. *	5,500	93,170
Orient-Express Hotels Ltd., Class A *	12,600	146,412
Panera Bread Co., Class A *	4,200	671,202
Papa John’s International, Inc. *	3,400	190,740
Penn National Gaming, Inc. *	9,800	476,868
Pinnacle Entertainment, Inc. *	6,800	105,740
Regis Corp.	6,900	122,475
Royal Caribbean Cruises Ltd.	21,000	760,200
Ruby Tuesday, Inc. *	13,200	99,396
Scientific Games Corp., Class A *	9,500	84,455
Service Corp. International	30,100	449,393
SHFL Entertainment, Inc. *	8,012	118,578
Six Flags Entertainment Corp.	7,800	490,932
Sonic Corp. *	7,968	88,923
Sotheby’s	9,838	353,381
Speedway Motorsports, Inc.	4,800	78,528
Starbucks Corp.	110,000	6,173,200
Starwood Hotels & Resorts Worldwide, Inc.	28,530	1,752,027
Steiner Leisure Ltd. *	3,000	135,150
Stewart Enterprises, Inc., Class A	10,000	82,500
Strayer Education, Inc.	1,700	96,730
Texas Roadhouse, Inc.	8,300	145,997
The Cheesecake Factory, Inc.	7,087	235,005
The Wendy’s Co.	50,775	260,983
Vail Resorts, Inc.	5,300	280,105
Weight Watchers International, Inc. (d)	3,800	203,186
WMS Industries, Inc. *	8,250	204,188
Wyndham Worldwide Corp.	20,044	1,118,255
Wynn Resorts Ltd.	11,600	1,452,552
Yum! Brands, Inc.	66,800	4,337,992

		53,401,826

Diversified Financials 5.8%
Affiliated Managers Group, Inc. *	7,600	1,093,868
American Express Co.	144,050	8,471,580
Ameriprise Financial, Inc.	30,930	2,051,278
Asset Acceptance Capital Corp. *	2,500	13,425
ASTA Funding, Inc.	6,000	56,820
Atlanticus Holdings Corp. *	4,629	14,859
Bank of America Corp.	1,594,256	18,046,978
BGC Partners, Inc., Class A	28,300	112,917
BlackRock, Inc.	18,600	4,394,808
Calamos Asset Management, Inc., Class A	5,000	52,100
Capital One Financial Corp.	86,010	4,844,083
Cash America International, Inc.	4,100	196,431
CBOE Holdings, Inc.	11,800	399,784
Citigroup, Inc.	433,828	18,290,188
CME Group, Inc.	44,250	2,559,420
Cohen & Steers, Inc. (d)	5,400	177,606
Cowen Group, Inc., Class A *	11,889	31,625
Credit Acceptance Corp. *	1,300	129,441
DFC Global Corp. *	9,750	187,785
Discover Financial Services	73,350	2,815,906
Duff & Phelps Corp., Class A	12,500	198,625
E*TRADE Financial Corp. *	37,533	398,225
Eaton Vance Corp.	16,600	600,920
Encore Capital Group, Inc. *	5,600	168,504
Epoch Holding Corp.	4,800	134,400
Evercore Partners, Inc., Class A	6,500	249,080
Ezcorp, Inc., Class A *	8,500	188,700
FBR & Co. *	4,000	15,880
Federated Investors, Inc., Class B (d)	14,650	346,619
Financial Engines, Inc. *	5,700	189,582
First Cash Financial Services, Inc. *	3,800	202,578
Franklin Resources, Inc.	20,100	2,751,288
GAMCO Investors, Inc., Class A	3,200	180,320
GFI Group, Inc.	18,700	63,580
Greenhill & Co., Inc.	4,500	265,050
HFF, Inc., Class A	5,900	102,896
ICG Group, Inc. *	8,050	96,600
Interactive Brokers Group, Inc., Class A	5,400	77,220
IntercontinentalExchange, Inc. *	10,300	1,429,125
INTL FCStone, Inc. *	4,437	77,736
Invesco Ltd.	64,700	1,763,075
Investment Technology Group, Inc. *	8,050	81,466
Janus Capital Group, Inc.	26,200	243,660
Jefferies Group, Inc.	18,200	362,726
JPMorgan Chase & Co.	562,344	26,458,285
KBW, Inc.	6,000	95,220
Knight Capital Group, Inc., Class A *	9,700	36,084
Legg Mason, Inc.	19,050	526,733
Leucadia National Corp.	27,408	697,534
LPL Financial Holdings, Inc.	7,700	256,410
MarketAxess Holdings, Inc.	5,300	200,393
MicroFinancial, Inc.	1,900	14,269
Moody’s Corp.	28,700	1,573,334
Morgan Stanley	204,400	4,670,540
MSCI, Inc. *	17,000	573,580
Nelnet, Inc., Class A	3,700	112,591
Netspend Holdings, Inc. *	11,800	127,912
NewStar Financial, Inc. *	13,500	192,510
Northern Trust Corp.	31,800	1,636,746
NYSE Euronext	35,400	1,223,778
PHH Corp. *	7,186	157,230
PICO Holdings, Inc. *	3,700	77,811
Piper Jaffray Cos., Inc. *	3,950	152,984
Portfolio Recovery Associates, Inc. *	2,400	256,680
Raymond James Financial, Inc.	15,850	707,386
Resource America, Inc., Class A	4,000	31,000
SEI Investments Co.	19,400	523,024
SLM Corp.	68,300	1,153,587
State Street Corp.	68,183	3,794,384
Stifel Financial Corp. *	7,400	272,690
SWS Group, Inc. *	8,211	54,110

 7

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
T. Rowe Price Group, Inc.	37,200	2,657,940
TD Ameritrade Holding Corp.	32,300	626,297
The Bank of New York Mellon Corp.	170,434	4,628,987
The Charles Schwab Corp. (b)	159,926	2,643,577
The First Marblehead Corp. *	7,500	7,280
The Goldman Sachs Group, Inc.	65,300	9,655,258
The McGraw-Hill Cos., Inc.	41,100	2,364,072
The NASDAQ OMX Group, Inc.	17,100	484,272
Virtus Investment Partners, Inc. *	1,775	264,493
Waddell & Reed Financial, Inc., Class A	12,250	486,325
Walter Investment Management Corp. *	5,325	238,613
Westwood Holdings Group, Inc.	4,285	180,141
WisdomTree Investments, Inc. *	12,000	103,800
World Acceptance Corp. *	1,800	139,590

		144,186,207

Energy 10.2%
Abraxas Petroleum Corp. *	21,900	47,085
Adams Resources & Energy, Inc.	1,400	49,966
Alon USA Energy, Inc.	8,700	170,694
Alpha Natural Resources, Inc. *	29,330	259,864
Anadarko Petroleum Corp.	73,960	5,918,279
Apache Corp.	57,872	4,847,359
Apco Oil & Gas International, Inc.	4,100	53,423
Approach Resources, Inc. *	4,000	106,360
Arch Coal, Inc.	26,500	188,680
Atwood Oceanics, Inc. *	8,000	422,160
Baker Hughes, Inc.	64,150	2,868,788
Basic Energy Services, Inc. *	8,500	109,905
Berry Petroleum Co., Class A	6,600	243,012
Bill Barrett Corp. *	6,700	106,999
Bonanza Creek Energy, Inc. *	3,800	117,344
Bristow Group, Inc.	5,000	284,900
C&J Energy Services, Inc. *	5,500	126,005
Cabot Oil & Gas Corp.	31,000	1,636,180
Cal Dive International, Inc. *	9,000	17,100
Callon Petroleum Co. *	18,200	93,730
Cameron International Corp. *	35,947	2,275,805
CARBO Ceramics, Inc.	2,700	216,297
Carrizo Oil & Gas, Inc. *	5,100	109,548
Cheniere Energy, Inc. *	32,000	679,360
Chesapeake Energy Corp.	75,600	1,525,608
Chevron Corp.	289,539	33,340,416
Cimarex Energy Co.	12,808	817,919
Clayton Williams Energy, Inc. *	2,500	99,625
Clean Energy Fuels Corp. (d)*	9,200	117,852
Cloud Peak Energy, Inc. *	8,700	152,337
Cobalt International Energy, Inc. *	26,500	641,565
Comstock Resources, Inc. *	6,400	93,376
Concho Resources, Inc. *	15,200	1,386,544
ConocoPhillips	179,523	10,412,334
CONSOL Energy, Inc.	32,500	1,018,550
Contango Oil & Gas Co.	2,000	85,860
Continental Resources, Inc. *	8,500	706,520
Crosstex Energy, Inc.	6,200	104,780
CVR Energy, Inc. *	2,500	146,875
Delek US Holdings, Inc.	3,400	115,498
Denbury Resources, Inc. *	57,225	1,066,102
Devon Energy Corp.	54,960	3,143,162
Diamond Offshore Drilling, Inc.	9,900	743,391
Dresser-Rand Group, Inc. *	10,600	647,130
Dril-Quip, Inc. *	6,100	494,649
Energen Corp.	10,200	491,028
ENGlobal Corp. *	4,000	2,600
Ensco plc, Class A	33,700	2,142,309
EOG Resources, Inc.	40,100	5,011,698
EPL Oil & Gas, Inc. *	4,900	119,854
EQT Corp.	21,600	1,283,256
EXCO Resources, Inc. (d)	22,000	141,020
Exterran Holdings, Inc. *	10,720	249,133
Exxon Mobil Corp.	674,434	60,678,827
FMC Technologies, Inc. *	35,164	1,665,015
Forest Oil Corp. *	12,450	86,652
Forum Energy Technologies, Inc. *	6,800	173,468
Geospace Technologies Corp. *	1,800	162,288
Goodrich Petroleum Corp. *	6,700	66,598
Gulf Island Fabrication, Inc.	2,800	65,016
GulfMark Offshore, Inc., Class A	4,100	142,516
Gulfport Energy Corp. *	8,700	359,049
Halcon Resources Corp. *	22,300	170,372
Halliburton Co.	137,300	5,585,364
Harvest Natural Resources, Inc. *	6,000	55,680
Helix Energy Solutions Group, Inc. *	14,064	333,598
Helmerich & Payne, Inc.	15,600	1,003,704
Hercules Offshore, Inc. *	22,900	150,682
Hess Corp.	44,000	2,955,040
HollyFrontier Corp.	29,854	1,558,976
Hornbeck Offshore Services, Inc. *	5,000	184,050
Houston American Energy Corp. *	4,000	1,004
ION Geophysical Corp. *	13,900	94,520
James River Coal Co. (d)*	5,500	16,555
Key Energy Services, Inc. *	22,300	181,299
Kinder Morgan, Inc.	93,515	3,503,072
KiOR, Inc., Class A *	15,300	84,150
Kodiak Oil & Gas Corp. *	37,100	341,320
Laredo Petroleum Holdings, Inc. *	4,800	88,560
Lufkin Industries, Inc.	4,700	272,177
Magnum Hunter Resources Corp. *	22,939	92,674
Marathon Oil Corp.	104,508	3,512,514
Marathon Petroleum Corp.	50,204	3,725,639
Matador Resources Co. *	12,100	95,590
Matrix Service Co. *	8,000	114,240
McDermott International, Inc. *	32,400	394,308
McMoRan Exploration Co. *	14,100	222,921
Midstates Petroleum Co, Inc. *	14,400	102,240
Murphy Oil Corp.	26,800	1,595,136
Nabors Industries Ltd. *	40,834	680,703
National Oilwell Varco, Inc.	63,122	4,679,865
Natural Gas Services Group, Inc. *	7,500	136,425
Newfield Exploration Co. *	18,800	554,600
Newpark Resources, Inc. *	11,500	99,130
Noble Corp.	36,500	1,478,250
Noble Energy, Inc.	25,918	2,793,701
Northern Oil & Gas, Inc. *	8,200	135,628
Oasis Petroleum, Inc. *	9,900	355,212
Occidental Petroleum Corp.	119,820	10,576,511
Oceaneering International, Inc.	16,000	1,011,360
Oil States International, Inc. *	7,700	597,366

8

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Panhandle Oil & Gas, Inc., Class A	2,000	57,180
Parker Drilling Co. *	18,300	102,846
Patterson-UTI Energy, Inc.	21,500	437,310
PBF Energy, Inc. *	3,000	100,200
PDC Energy, Inc. *	4,000	148,120
Peabody Energy Corp.	39,100	983,365
Penn Virginia Corp.	5,000	21,450
PetroQuest Energy, Inc. *	7,200	37,008
PHI, Inc. - Non Voting Shares *	4,000	132,360
Phillips 66	92,561	5,606,420
Pioneer Energy Services Corp. *	13,100	99,298
Pioneer Natural Resources Co.	17,933	2,107,845
Plains Exploration & Production Co. *	18,765	896,029
QEP Resources, Inc.	26,000	763,100
Quicksilver Resources, Inc. (d)*	24,900	68,226
Range Resources Corp.	24,100	1,618,797
Rentech, Inc.	37,400	114,818
Resolute Energy Corp. *	11,900	101,269
REX American Resources Corp. *	4,875	106,470
Rex Energy Corp. *	8,000	105,040
Rosetta Resources, Inc. *	7,500	397,650
Rowan Cos. plc, Class A *	17,500	603,400
RPC, Inc. (d)	9,318	139,490
Sanchez Energy Corp. *	4,500	89,910
SandRidge Energy, Inc. (d)*	49,331	349,263
Schlumberger Ltd.	196,360	15,325,898
SEACOR Holdings, Inc.	2,850	259,264
SemGroup Corp., Class A *	6,000	258,960
SM Energy Co.	9,200	535,072
Solazyme, Inc. (d)*	12,100	94,985
Southwestern Energy Co. *	50,900	1,745,870
Spectra Energy Corp.	97,078	2,696,827
Stone Energy Corp. *	7,383	166,117
Superior Energy Services, Inc. *	22,399	559,303
Swift Energy Co. *	5,500	82,885
Targa Resources Corp.	4,000	241,440
Teekay Corp.	6,000	211,080
Tesco Corp. *	7,000	84,630
Tesoro Corp.	20,500	998,145
TETRA Technologies, Inc. *	12,100	102,850
The Williams Cos., Inc.	99,660	3,493,083
Tidewater, Inc.	7,700	378,609
Transocean Ltd.	52,400	2,971,604
Ultra Petroleum Corp. (d)*	21,500	391,730
Unit Corp. *	7,400	356,162
USEC, Inc. (d)*	14,300	8,101
VAALCO Energy, Inc. *	9,000	76,410
Valero Energy Corp.	81,880	3,580,612
Verenium Corp. (d)*	91	215
W&T Offshore, Inc.	7,500	132,000
Warren Resources, Inc. *	12,000	36,360
Weatherford International Ltd. *	112,400	1,500,540
Western Refining, Inc.	7,700	258,951
Westmoreland Coal Co. *	6,500	65,260
Whiting Petroleum Corp. *	17,400	827,892
World Fuel Services Corp.	10,200	439,722
WPX Energy, Inc. *	28,053	421,637

		253,672,477

Food & Staples Retailing 1.9%
Arden Group, Inc., Class A	600	56,160
Casey’s General Stores, Inc.	5,100	279,123
Costco Wholesale Corp.	64,000	6,549,760
CVS Caremark Corp.	184,390	9,440,768
Harris Teeter Supermarkets, Inc.	7,200	298,728
Ingles Markets, Inc., Class A	2,300	44,137
Nash Finch Co.	1,700	35,309
PriceSmart, Inc.	3,500	269,535
Rite Aid Corp. *	105,600	168,960
Safeway, Inc. (d)	33,700	648,725
Spartan Stores, Inc.	500	8,120
SUPERVALU, Inc. (d)*	24,332	95,138
Susser Holdings Corp. *	2,500	104,650
Sysco Corp.	85,736	2,723,833
The Andersons, Inc.	2,400	113,160
The Fresh Market, Inc. *	5,800	283,562
The Kroger Co.	76,700	2,124,590
The Pantry, Inc. *	3,500	43,750
United Natural Foods, Inc. *	6,800	367,064
Wal-Mart Stores, Inc.	247,400	17,305,630
Walgreen Co.	127,100	5,078,916
Weis Markets, Inc.	2,400	96,624
Whole Foods Market, Inc.	25,200	2,425,500

		48,561,742

Food, Beverage & Tobacco 5.0%
Alico, Inc.	1,300	56,641
Alliance One International, Inc. *	24,600	89,052
Altria Group, Inc.	299,600	10,090,528
Annie’s, Inc. *	900	32,274
Archer-Daniels-Midland Co.	96,058	2,740,535
B&G Foods, Inc.	7,400	234,580
Beam, Inc.	23,500	1,441,490
Boulder Brands, Inc. *	9,100	122,213
Brown-Forman Corp., Class B	22,035	1,425,664
Bunge Ltd.	21,300	1,696,758
Campbell Soup Co.	26,400	969,144
Chiquita Brands International, Inc. *	9,700	71,295
Coca-Cola Bottling Co. Consolidated	1,300	84,149
Coca-Cola Enterprises, Inc.	41,000	1,429,670
ConAgra Foods, Inc.	59,393	1,941,557
Constellation Brands, Inc., Class A *	22,100	715,156
Darling International, Inc. *	15,500	261,485
Dean Foods Co. *	27,113	496,439
Diamond Foods, Inc. (d)*	3,000	42,840
Dole Food Co., Inc. *	8,300	92,462
Dr Pepper Snapple Group, Inc.	30,800	1,388,156
Farmer Brothers Co. *	2,200	29,568
Flowers Foods, Inc.	17,737	476,771
Fresh Del Monte Produce, Inc.	4,200	110,670
General Mills, Inc.	95,400	4,001,076
Green Mountain Coffee Roasters, Inc. *	17,250	785,393
Griffin Land & Nurseries, Inc.	300	9,030
H.J. Heinz Co.	46,800	2,837,484
Hillshire Brands Co.	17,000	526,660

 9

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hormel Foods Corp.	18,900	654,129
Ingredion, Inc.	11,800	779,626
J&J Snack Foods Corp.	2,093	142,638
John B. Sanfilippo & Son, Inc.	5,000	92,150
Kellogg Co.	35,900	2,100,150
Kraft Foods Group, Inc.	87,604	4,049,057
Lancaster Colony Corp.	3,400	242,964
Limoneira Co.	1,500	32,625
Lorillard, Inc.	56,444	2,205,267
McCormick & Co., Inc. - Non Voting Shares	19,600	1,222,060
Mead Johnson Nutrition Co.	30,000	2,280,000
Molson Coors Brewing Co., Class B	23,000	1,039,140
Mondelez International, Inc., Class A	262,913	7,306,352
Monster Beverage Corp. *	21,600	1,034,640
National Beverage Corp.	6,400	88,384
PepsiCo, Inc.	228,858	16,672,305
Philip Morris International, Inc.	247,100	21,784,336
Pilgrim’s Pride Corp. *	12,466	105,338
Post Holdings, Inc. *	4,650	176,654
Primo Water Corp. (d)*	1,000	1,240
Reynolds American, Inc.	47,228	2,077,087
Rocky Mountain Chocolate Factory, Inc.	3,427	41,775
Sanderson Farms, Inc.	2,850	143,868
Smithfield Foods, Inc. *	19,800	461,538
Snyders-Lance, Inc.	8,900	226,327
The Boston Beer Co., Inc., Class A (d)*	1,200	168,408
The Coca-Cola Co.	570,600	21,249,144
The Hain Celestial Group, Inc. *	6,306	359,379
The Hershey Co.	22,000	1,747,900
The JM Smucker Co.	15,846	1,404,431
Tootsie Roll Industries, Inc. (d)	3,952	107,099
TreeHouse Foods, Inc. *	4,922	260,521
Tyson Foods, Inc., Class A	41,840	925,501
Universal Corp.	4,800	261,024
Vector Group Ltd.	7,900	122,766

		125,764,563

Health Care Equipment & Services 4.3%
Abaxis, Inc.	2,000	77,440
Abbott Laboratories	233,805	7,921,313
ABIOMED, Inc. *	7,800	108,810
Acadia Healthcare Co., Inc. *	4,000	102,280
Accretive Health, Inc. *	6,700	86,497
Accuray, Inc. *	21,200	108,332
Aetna, Inc.	48,800	2,353,624
Air Methods Corp.	4,500	196,740
Alere, Inc. *	12,441	264,496
Align Technology, Inc. *	10,100	316,736
Alliance HealthCare Services, Inc. *	360	2,340
Allscripts Healthcare Solutions, Inc. *	23,460	259,937
Amedisys, Inc. *	10,834	120,474
AmerisourceBergen Corp.	35,796	1,624,065
AMN Healthcare Services, Inc. *	10,010	121,621
AmSurg Corp. *	4,300	134,203
Analogic Corp.	1,400	106,666
Antares Pharma, Inc. *	20,000	76,200
ArthroCare Corp. *	3,000	109,290
Assisted Living Concepts, Inc., Class A	4,000	39,280
athenahealth, Inc. *	5,200	449,644
Baxter International, Inc.	81,218	5,509,829
Becton, Dickinson & Co.	28,700	2,411,948
Bio-Reference Laboratories, Inc. (d)*	3,500	97,195
BioScrip, Inc. *	8,372	94,018
Boston Scientific Corp. *	201,068	1,501,978
Brookdale Senior Living, Inc. *	14,300	386,243
C.R. Bard, Inc.	11,700	1,194,219
Cantel Medical Corp.	5,356	168,232
Cardinal Health, Inc.	49,560	2,171,224
CareFusion Corp. *	32,780	1,017,491
Centene Corp. *	7,000	302,120
Cerner Corp. *	21,600	1,783,080
Chemed Corp.	3,900	294,645
Chindex International, Inc. *	3,300	36,432
Cigna Corp.	42,300	2,467,782
Community Health Systems, Inc.	13,500	517,455
Computer Programs & Systems, Inc.	1,900	99,959
Conceptus, Inc. *	8,400	173,544
CONMED Corp.	4,200	123,354
CorVel Corp. *	2,850	130,530
Coventry Health Care, Inc.	19,937	913,713
Covidien plc	70,000	4,363,800
Cross Country Healthcare, Inc. *	7,100	40,115
CryoLife, Inc.	4,250	27,285
Cyberonics, Inc. *	4,200	182,112
DaVita HealthCare Partners, Inc. *	12,350	1,425,313
DENTSPLY International, Inc.	21,000	876,960
DexCom, Inc. *	8,600	130,978
Edwards Lifesciences Corp. *	17,100	1,537,803
Emeritus Corp. *	5,400	146,232
Endologix, Inc. *	7,600	116,508
ExamWorks Group, Inc. *	6,200	89,714
Express Scripts Holding Co. *	120,763	6,451,159
Five Star Quality Care, Inc. *	8,935	50,572
Gentiva Health Services, Inc. *	6,050	59,956
Globus Medical, Inc., Class A (d)*	5,500	70,290
Greatbatch, Inc. *	4,100	108,814
Greenway Medical Technologies (d)*	5,800	86,420
Haemonetics Corp. *	7,400	310,356
Hanger, Inc. *	5,400	155,142
HCA Holdings, Inc.	23,000	865,950
Health Management Associates, Inc., Class A *	37,400	390,456
Health Net, Inc. *	11,100	301,920
HealthSouth Corp. *	13,500	322,110
HealthStream, Inc. *	3,500	86,730
Healthways, Inc. *	8,100	85,212
Henry Schein, Inc. *	12,600	1,087,884
Hill-Rom Holdings, Inc.	7,800	258,804
HMS Holdings Corp. *	12,200	332,572
Hologic, Inc. *	38,912	927,662
Humana, Inc.	23,400	1,740,024
ICU Medical, Inc. *	1,750	105,788

10

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
IDEXX Laboratories, Inc. *	8,000	761,680
Insulet Corp. *	6,800	156,876
Integra LifeSciences Holdings Corp. *	3,100	130,665
Intuitive Surgical, Inc. *	5,850	3,360,123
Invacare Corp.	6,000	94,380
IPC The Hospitalist Co., Inc. *	2,000	85,280
Kindred Healthcare, Inc. *	9,208	99,262
Laboratory Corp. of America Holdings *	13,700	1,226,150
Landauer, Inc.	2,100	132,279
LCA-Vision, Inc. *	2,500	8,200
LeMaitre Vascular, Inc.	2,000	12,700
LifePoint Hospitals, Inc. *	6,707	293,163
Magellan Health Services, Inc. *	3,907	200,429
MAKO Surgical Corp. (d)*	7,800	90,402
Masimo Corp.	8,500	172,550
McKesson Corp.	34,900	3,672,527
MedAssets, Inc. *	6,000	117,300
Medical Action Industries, Inc. *	6,250	28,813
Medidata Solutions, Inc. *	3,400	159,086
MEDNAX, Inc. *	7,200	616,032
Medtronic, Inc.	149,574	6,970,148
Meridian Bioscience, Inc.	5,850	122,557
Merit Medical Systems, Inc. *	10,277	142,542
Molina Healthcare, Inc. *	3,750	107,663
MWI Veterinary Supply, Inc. *	1,700	190,927
National Healthcare Corp.	2,100	101,073
Natus Medical, Inc. *	7,600	93,632
Neogen Corp. *	3,105	144,351
NuVasive, Inc. *	10,000	172,300
NxStage Medical, Inc. *	8,400	98,280
Omnicare, Inc.	16,100	627,095
Omnicell, Inc. *	7,400	116,920
OraSure Technologies, Inc. *	7,800	54,990
Orthofix International N.V. *	2,800	106,820
Owens & Minor, Inc.	9,100	278,551
Patterson Cos., Inc.	13,100	473,303
PDI, Inc. *	2,900	22,475
PharMerica Corp. *	5,913	85,620
PSS World Medical, Inc. *	7,300	211,189
Quality Systems, Inc.	4,000	72,960
Quest Diagnostics, Inc.	23,520	1,362,984
Quidel Corp. *	5,200	116,688
ResMed, Inc.	21,200	928,560
RTI Biologics, Inc. *	11,900	58,548
Select Medical Holdings Corp.	10,100	98,374
Sirona Dental Systems, Inc. *	7,800	518,466
Spectranetics Corp. *	6,700	111,622
St. Jude Medical, Inc.	44,800	1,823,360
STERIS Corp.	8,200	309,386
Stryker Corp.	42,100	2,637,565
SurModics, Inc. *	4,200	101,262
Symmetry Medical, Inc. *	8,200	87,822
Team Health Holdings, Inc. *	5,500	186,285
Teleflex, Inc.	5,900	442,500
Tenet Healthcare Corp. *	15,512	602,331
The Cooper Cos., Inc.	6,981	707,524
The Ensign Group, Inc.	3,000	85,680
The Providence Service Corp. *	4,800	88,944
Thoratec Corp. *	8,636	315,473
Triple-S Management Corp., Class B *	5,300	95,771
U.S. Physical Therapy, Inc.	3,500	86,100
Unilife Corp. (d)*	15,200	33,744
UnitedHealth Group, Inc.	151,080	8,341,127
Universal American Corp.	9,300	87,141
Universal Health Services, Inc., Class B	12,900	730,656
Utah Medical Products, Inc.	2,500	100,500
Vanguard Health Systems, Inc. *	10,500	146,685
Varian Medical Systems, Inc. *	15,800	1,116,270
VCA Antech, Inc. *	12,400	267,840
Vocera Communications, Inc. *	3,700	97,162
Volcano Corp. *	7,500	187,800
WellCare Health Plans, Inc. *	6,200	314,402
WellPoint, Inc.	44,323	2,873,017
West Pharmaceutical Services, Inc.	4,600	272,366
Wright Medical Group, Inc. *	4,200	88,788
Zimmer Holdings, Inc.	25,300	1,887,380

		107,631,036

Household & Personal Products 2.1%
Avon Products, Inc.	61,700	1,047,666
Central Garden & Pet Co., Class A *	8,600	82,732
Church & Dwight Co., Inc.	20,400	1,178,916
Colgate-Palmolive Co.	65,700	7,054,209
Elizabeth Arden, Inc. *	3,500	134,435
Energizer Holdings, Inc.	9,333	812,064
Harbinger Group, Inc. *	19,100	156,620
Herbalife Ltd. (d)	15,600	566,592
Inter Parfums, Inc.	5,613	121,858
Kimberly-Clark Corp.	57,839	5,177,169
Medifast, Inc. *	3,500	85,855
Nu Skin Enterprises, Inc., Class A	8,300	351,588
Nutraceutical International Corp.	5,000	87,900
Oil-Dri Corp. of America	500	13,875
Orchids Paper Products Co.	2,500	54,825
Prestige Brands Holdings, Inc. *	6,500	139,425
Revlon, Inc., Class A *	5,400	85,050
Spectrum Brands Holdings, Inc.	3,500	177,240
The Clorox Co.	19,300	1,513,313
The Estee Lauder Cos., Inc., Class A	35,000	2,132,550
The Female Health Co.	3,500	26,810
The Procter & Gamble Co.	404,415	30,395,832
WD-40 Co.	1,600	85,472

		51,481,996

Insurance 4.0%
ACE Ltd.	50,300	4,292,099
Aflac, Inc.	69,400	3,682,364
Alleghany Corp. *	2,440	879,840
Allied World Assurance Co. Holdings AG	4,900	415,667
American Equity Investment Life Holding Co.	6,400	86,272
American Financial Group, Inc.	10,750	457,520
American International Group, Inc. *	218,396	8,261,921

 11

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
American National Insurance Co.	1,300	100,373
American Safety Insurance Holdings Ltd. *	3,000	59,940
AMERISAFE, Inc. *	4,000	114,560
AmTrust Financial Services, Inc.	3,750	124,650
Aon plc	47,096	2,719,323
Arch Capital Group Ltd. *	20,700	960,894
Argo Group International Holdings Ltd.	4,556	164,426
Arthur J. Gallagher & Co.	18,400	679,880
Aspen Insurance Holdings Ltd.	10,400	354,744
Assurant, Inc.	13,500	516,240
Assured Guaranty Ltd.	27,300	494,949
Axis Capital Holdings Ltd.	18,200	696,514
Baldwin & Lyons, Inc., Class B	1,950	48,165
Berkshire Hathaway, Inc., Class B *	269,774	26,149,194
Brown & Brown, Inc.	16,200	442,908
Cincinnati Financial Corp.	21,150	897,606
Citizens, Inc. *	16,000	160,160
CNA Financial Corp.	3,800	118,370
CNO Financial Group, Inc.	30,900	317,343
Crawford & Co., Class B	1,600	11,632
Eastern Insurance Holdings, Inc.	2,500	45,900
EMC Insurance Group, Inc.	1,200	29,952
Employers Holdings, Inc.	4,200	89,502
Endurance Specialty Holdings Ltd.	6,200	266,104
Enstar Group Ltd. *	1,300	159,978
Erie Indemnity Co., Class A	3,600	256,824
Everest Re Group Ltd.	7,300	845,413
FBL Financial Group, Inc., Class A	2,890	100,948
Federated National Holding Co.	1,500	8,565
Fidelity National Financial, Inc., Class A	30,927	776,268
First American Financial Corp.	16,800	401,352
Genworth Financial, Inc., Class A *	70,200	643,734
Greenlight Capital Re Ltd., Class A *	3,000	72,150
Hartford Financial Services Group, Inc.	63,600	1,577,280
HCC Insurance Holdings, Inc.	13,950	539,586
Hilltop Holdings, Inc. *	12,926	169,848
Horace Mann Educators Corp.	4,300	93,482
Independence Holding Co.	2,970	29,373
Infinity Property & Casualty Corp.	2,500	148,675
Kemper Corp.	7,700	256,487
Lincoln National Corp.	39,926	1,157,055
Loews Corp.	45,345	1,966,613
Maiden Holdings Ltd.	9,800	99,666
Markel Corp. *	1,300	618,969
Marsh & McLennan Cos., Inc.	79,400	2,817,112
MBIA, Inc. *	25,250	217,402
Mercury General Corp.	5,400	213,840
MetLife, Inc.	161,400	6,026,676
Montpelier Re Holdings Ltd.	8,100	197,478
National Financial Partners Corp. *	9,600	169,056
National Western Life Insurance Co., Class A	1,100	179,740
Old Republic International Corp.	34,422	392,411
OneBeacon Insurance Group Ltd., Class A	8,200	112,012
PartnerRe Ltd.	8,900	780,441
Platinum Underwriters Holdings Ltd.	4,500	219,285
Primerica, Inc.	7,500	246,600
Principal Financial Group, Inc.	40,800	1,265,208
ProAssurance Corp.	8,540	384,642
Protective Life Corp.	10,500	332,220
Prudential Financial, Inc.	68,600	3,970,568
Reinsurance Group of America, Inc.	10,900	625,551
RenaissanceRe Holdings Ltd.	7,200	616,608
RLI Corp.	2,800	193,228
Safety Insurance Group, Inc.	3,400	163,234
Selective Insurance Group, Inc.	7,800	159,978
StanCorp Financial Group, Inc.	6,300	245,007
State Auto Financial Corp.	5,500	83,710
Stewart Information Services Corp.	3,600	95,616
Symetra Financial Corp.	11,500	160,425
The Allstate Corp.	71,274	3,128,929
The Chubb Corp.	38,794	3,115,546
The Hanover Insurance Group, Inc.	6,900	286,764
The Navigators Group, Inc. *	1,500	81,345
The Phoenix Cos., Inc. *	475	12,910
The Progressive Corp.	82,300	1,850,927
The Travelers Cos., Inc.	56,450	4,429,067
Torchmark Corp.	13,400	746,514
Tower Group, Inc.	4,000	77,200
United Fire Group, Inc.	5,000	115,950
Unum Group	39,814	928,064
Validus Holdings Ltd.	16,857	613,763
W. R. Berkley Corp.	15,850	652,544
White Mountains Insurance Group Ltd.	900	495,594
XL Group plc	43,400	1,203,048

		101,167,491

Materials 3.9%
A. M. Castle & Co. (d)*	4,000	67,400
A. Schulman, Inc.	5,300	170,395
AEP Industries, Inc. *	1,900	122,322
Air Products & Chemicals, Inc.	31,500	2,754,045
Airgas, Inc.	10,200	971,448
AK Steel Holding Corp. (d)	32,127	128,508
Albemarle Corp.	12,600	772,506
Alcoa, Inc.	157,864	1,395,518
Allegheny Technologies, Inc.	15,892	502,982
Allied Nevada Gold Corp. *	11,500	272,435
AMCOL International Corp.	3,000	88,590
American Vanguard Corp.	3,000	101,700
AptarGroup, Inc.	9,500	489,535
Ashland, Inc.	10,823	849,714
Axiall Corp. (d)	8,900	500,002
Balchem Corp.	4,200	157,080
Ball Corp.	22,400	997,248
Bemis Co., Inc.	14,700	524,496
Berry Plastics Group, Inc. *	1,800	31,644
Boise, Inc.	13,500	111,375
Buckeye Technologies, Inc.	7,700	221,375
Cabot Corp.	8,400	314,412
Calgon Carbon Corp. *	7,000	112,280
Carpenter Technology Corp.	6,200	324,446
Celanese Corp., Series A	22,700	1,064,176

12

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Century Aluminum Co. *	20,800	179,088
CF Industries Holdings, Inc.	9,200	2,108,364
Chase Corp.	200	3,764
Chemtura Corp. *	14,000	332,080
Clearwater Paper Corp. *	3,272	148,254
Cliffs Natural Resources, Inc. (d)	21,100	787,241
Coeur d’Alene Mines Corp. *	12,800	277,760
Commercial Metals Co.	15,000	249,750
Compass Minerals International, Inc.	5,000	360,250
Crown Holdings, Inc. *	21,300	806,418
Cytec Industries, Inc.	6,600	483,780
Deltic Timber Corp.	1,500	108,840
Domtar Corp.	5,250	436,957
E.I. du Pont de Nemours & Co.	137,895	6,543,118
Eagle Materials, Inc.	6,543	423,790
Eastman Chemical Co.	22,380	1,592,337
Ecolab, Inc.	39,004	2,823,890
Ferro Corp. *	15,000	76,500
Flotek Industries, Inc. *	8,000	107,680
FMC Corp.	20,000	1,229,400
Freeport-McMoRan Copper & Gold, Inc.	140,444	4,950,651
FutureFuel Corp.	8,300	105,825
General Moly, Inc. *	7,400	27,306
Globe Specialty Metals, Inc.	9,100	137,956
Graphic Packaging Holding Co. *	18,300	128,283
Greif, Inc., Class A	4,300	202,014
H.B. Fuller Co.	6,500	254,020
Hawkins, Inc.	2,700	105,354
Haynes International, Inc.	2,500	127,800
Headwaters, Inc. *	12,000	112,320
Hecla Mining Co.	40,200	211,050
Horsehead Holding Corp. *	12,800	127,488
Huntsman Corp.	27,400	483,062
Innophos Holdings, Inc.	3,100	156,767
International Flavors & Fragrances, Inc.	11,500	809,945
International Paper Co.	64,004	2,651,046
Intrepid Potash, Inc.	6,500	151,450
Kaiser Aluminum Corp.	2,000	124,320
KapStone Paper & Packaging Corp.	5,400	129,600
KMG Chemicals, Inc.	1,600	31,280
Koppers Holdings, Inc.	2,500	101,400
Kraton Performance Polymers, Inc. *	3,500	91,875
Kronos Worldwide, Inc. (d)	5,320	103,155
Landec Corp. *	6,500	76,700
Louisiana-Pacific Corp. *	20,200	392,486
LSB Industries, Inc. *	3,000	124,200
LyondellBasell Industries N.V., Class A	56,200	3,564,204
Martin Marietta Materials, Inc.	6,500	641,745
Materion Corp.	4,000	107,600
McEwen Mining, Inc. *	31,130	97,437
MeadWestvaco Corp.	25,874	811,150
Metals USA Holdings Corp.	6,300	113,274
Minerals Technologies, Inc.	6,200	256,494
Mod-Pac Corp. *	500	3,508
Molycorp, Inc. (d)*	14,100	104,058
Monsanto Co.	79,090	8,015,771
Myers Industries, Inc.	8,080	119,422
Neenah Paper, Inc.	4,231	130,907
NewMarket Corp.	1,500	382,740
Newmont Mining Corp.	73,451	3,155,455
Noranda Aluminum Holding Corp.	16,500	97,185
Nucor Corp.	46,300	2,130,263
Olin Corp.	10,320	240,043
Olympic Steel, Inc.	1,400	29,414
OM Group, Inc. *	4,400	121,528
Omnova Solutions, Inc. *	10,400	85,072
Owens-Illinois, Inc. *	23,200	552,160
P.H. Glatfelter Co.	7,000	130,060
Packaging Corp. of America	14,000	538,020
Penford Corp. *	6,200	50,840
PolyOne Corp.	15,200	331,968
PPG Industries, Inc. (d)	22,400	3,088,288
Praxair, Inc.	44,000	4,856,280
Quaker Chemical Corp.	1,800	102,906
Reliance Steel & Aluminum Co.	11,200	724,864
Resolute Forest Products *	14,000	190,960
Rock-Tenn Co., Class A	10,113	798,421
Rockwood Holdings, Inc.	10,900	596,557
Royal Gold, Inc.	9,200	686,964
RPM International, Inc.	18,600	580,506
RTI International Metals, Inc. *	4,500	127,800
Schnitzer Steel Industries, Inc., Class A	3,450	100,326
Schweitzer-Mauduit International, Inc.	6,600	268,884
Sealed Air Corp.	27,800	520,416
Sensient Technologies Corp.	7,400	281,940
Sigma-Aldrich Corp.	17,500	1,353,275
Silgan Holdings, Inc.	6,900	296,010
Sonoco Products Co.	14,900	461,751
Spartech Corp. *	8,200	78,146
Steel Dynamics, Inc.	30,900	469,989
Stepan Co.	2,400	140,784
Stillwater Mining Co. *	14,733	198,306
SunCoke Energy, Inc. *	9,017	149,502
Texas Industries, Inc. (d)*	4,000	227,360
The Dow Chemical Co.	177,366	5,711,185
The Mosaic Co.	40,300	2,468,375
The Scotts Miracle-Gro Co., Class A	5,600	244,832
The Sherwin-Williams Co.	12,500	2,026,750
The Valspar Corp.	12,300	815,244
Tredegar Corp.	5,100	116,331
Tronox Ltd., Class A	5,200	98,540
United States Steel Corp. (d)	20,400	455,940
Universal Stainless & Alloy Products, Inc. *	900	32,157
US Silica Holdings, Inc. (d)	5,900	118,413
Valhi, Inc.	7,200	113,112
Vulcan Materials Co.	19,592	1,108,124
W.R. Grace & Co. *	9,900	710,820
Walter Energy, Inc.	8,900	334,195
Wausau Paper Corp.	8,700	84,129
Westlake Chemical Corp.	2,800	257,208
Worthington Industries, Inc.	7,200	197,856
Zep, Inc.	6,600	96,360

		97,142,370

 13

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 3.3%
AH Belo Corp., Class A	13,980	73,814
AMC Networks, Inc., Class A *	8,400	478,548
Arbitron, Inc.	3,720	174,468
Belo Corp., Class A	13,100	110,957
Cablevision Systems Corp., Class A	33,200	486,048
Carmike Cinemas, Inc. *	4,400	70,180
CBS Corp., Class B - Non Voting Shares	87,406	3,646,578
Central European Media Enterprises Ltd., Class A *	4,700	27,777
Charter Communications, Inc., Class A *	6,500	506,805
Cinemark Holdings, Inc.	14,500	408,030
Clear Channel Outdoor Holdings, Inc., Class A *	20,700	155,250
Comcast Corp., Class A	393,504	14,984,632
Crown Media Holdings, Inc., Class A *	6,000	10,980
Cumulus Media, Inc., Class A *	25,351	82,391
Digital Generation, Inc. (d)*	8,300	83,083
DIRECTV *	89,326	4,568,132
Discovery Communications, Inc., Class A *	34,761	2,411,718
DISH Network Corp., Class A	33,200	1,237,364
DreamWorks Animation SKG, Inc., Class A *	10,200	177,582
Entercom Communications Corp., Class A *	7,100	56,374
Gannett Co., Inc.	33,500	657,605
Harte-Hanks, Inc.	17,200	140,868
John Wiley & Sons, Inc., Class A	6,300	241,290
Journal Communications, Inc., Class A *	16,900	92,612
Lamar Advertising Co., Class A *	9,200	392,288
Liberty Global, Inc., Class A *	36,575	2,497,707
Liberty Media Corp. *	16,195	1,805,904
Live Nation Entertainment, Inc. *	19,957	204,759
Martha Stewart Living Omnimedia, Inc., Class A *	15,500	45,105
Media General, Inc., Class A (d)*	11,600	49,416
Meredith Corp. (d)	5,100	184,926
Morningstar, Inc.	3,200	216,608
National CineMedia, Inc.	7,900	120,712
News Corp., Class A	298,250	8,273,455
Omnicom Group, Inc.	39,100	2,122,348
Pandora Media, Inc. (d)*	13,400	154,368
Regal Entertainment Group, Class A (d)	12,100	180,653
Salem Communications Corp., Class A	5,700	33,231
Scholastic Corp.	3,700	109,742
Scripps Networks Interactive, Class A	12,500	772,125
Shutterstock, Inc. *	1,100	27,753
Sinclair Broadcast Group, Inc., Class A	7,300	100,594
Sirius XM Radio, Inc.	485,300	1,523,842
Starz - Liberty Capital *	16,195	258,148
The E.W. Scripps Co., Class A *	7,000	76,930
The Interpublic Group of Cos., Inc.	60,437	731,892
The Madison Square Garden Co., Class A *	8,475	440,870
The New York Times Co., Class A *	17,300	153,278
The Walt Disney Co.	262,093	14,121,571
The Washington Post Co., Class B	600	231,408
Time Warner Cable, Inc.	44,611	3,985,547
Time Warner, Inc.	140,050	7,075,326
Valassis Communications, Inc.	5,700	159,942
Viacom Inc., Class B	68,306	4,122,267
World Wrestling Entertainment, Inc., Class A	17,100	146,376

		81,202,177

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
AbbVie, Inc.	233,805	8,578,306
Acorda Therapeutics, Inc. *	5,000	144,400
Actavis, Inc. *	18,932	1,635,536
Acura Pharmaceuticals, Inc. (d)*	4,500	8,415
Affymax, Inc. *	4,900	92,169
Affymetrix, Inc. *	17,400	65,946
Agilent Technologies, Inc.	50,817	2,275,585
Akorn, Inc. *	8,000	104,720
Albany Molecular Research, Inc. *	8,600	51,342
Alexion Pharmaceuticals, Inc. *	28,700	2,697,513
Alkermes plc *	17,100	394,155
Allergan, Inc.	45,468	4,774,595
Alnylam Pharmaceuticals, Inc. *	7,400	178,562
AMAG Pharmaceuticals, Inc. *	6,600	105,270
Amgen, Inc.	113,468	9,696,975
Amicus Therapeutics, Inc. *	5,700	21,660
Arena Pharmaceuticals, Inc. (d)*	32,100	270,924
ARIAD Pharmaceuticals, Inc. *	23,300	463,204
ArQule, Inc. *	8,800	22,264
Array BioPharma, Inc. *	24,800	93,496
Astex Pharmaceuticals *	25,900	86,765
Auxilium Pharmaceuticals, Inc. *	7,000	128,800
AVANIR Pharmaceuticals, Inc., Class A (d)*	28,700	83,804
AVEO Pharmaceuticals, Inc. *	15,100	119,441
Bio-Rad Laboratories, Inc., Class A *	3,000	341,370
BioCryst Pharmaceuticals, Inc. *	4,900	7,938
Biogen Idec, Inc. *	35,025	5,466,702
BioMarin Pharmaceutical, Inc. *	18,300	1,004,487
Biota Pharmaceuticals, Inc.	1,716	6,778
Bristol-Myers Squibb Co.	244,150	8,823,581
Bruker Corp. *	14,600	246,302
Cambrex Corp. *	7,200	84,600
Celgene Corp. *	62,545	6,189,453
Celldex Therapeutics, Inc. *	15,200	113,392
Cepheid, Inc. *	9,800	354,956
Charles River Laboratories International, Inc. *	7,416	306,429
Clovis Oncology, Inc. (d)*	6,100	120,414
Codexis, Inc. *	1,870	4,432
Covance, Inc. *	8,800	587,048
Cubist Pharmaceuticals, Inc. *	8,900	383,056
Dendreon Corp. (d)*	23,500	138,180
DepoMed, Inc. *	13,800	96,738

14

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Durect Corp. *	14,500	15,805
Dyax Corp. *	31,000	98,580
Dynavax Technologies Corp. *	30,500	94,245
Eli Lilly & Co.	151,100	8,112,559
Emergent Biosolutions, Inc. *	6,000	96,300
Endo Health Solutions, Inc. *	16,000	506,560
Endocyte, Inc. *	11,300	113,339
Enzo Biochem, Inc. *	9,281	26,822
Enzon Pharmaceuticals, Inc.	15,100	74,745
Exact Sciences Corp. *	8,300	91,466
Exelixis, Inc. (d)*	25,800	120,228
Fluidigm Corp. *	6,000	99,000
Forest Laboratories, Inc. *	34,100	1,237,830
FRD Acquisition Co. (a)(c)*	8,700	—
Furiex Pharmaceuticals, Inc. *	2,400	77,160
Genomic Health, Inc. *	5,000	140,250
Geron Corp. *	26,700	42,186
Gilead Sciences, Inc. *	224,080	8,839,956
GTx, Inc. *	9,800	49,000
Halozyme Therapeutics, Inc. *	17,000	113,730
Harvard Bioscience, Inc. *	13,100	65,107
Hi-Tech Pharmacal Co., Inc.	3,000	109,800
Hospira, Inc. *	23,270	793,972
Idenix Pharmaceuticals, Inc. *	28,800	136,800
Illumina, Inc. *	18,000	911,340
ImmunoGen, Inc. *	10,000	143,200
Immunomedics, Inc. *	15,200	43,928
Impax Laboratories, Inc. *	8,500	171,360
Incyte Corp. (d)*	18,400	338,192
Infinity Pharmaceuticals, Inc. *	4,300	148,135
InterMune, Inc. *	12,600	124,110
Ironwood Pharmaceuticals, Inc. *	11,200	143,584
Isis Pharmaceuticals, Inc. (d)*	14,200	206,326
Jazz Pharmaceuticals plc *	6,600	372,174
Johnson & Johnson	409,970	30,304,982
Lexicon Pharmaceuticals, Inc. *	69,600	148,248
Life Technologies Corp. *	25,062	1,621,261
Ligand Pharmaceuticals, Inc., Class B *	4,948	99,455
Luminex Corp. *	7,800	143,364
MannKind Corp. (d)*	40,800	98,736
MAP Pharmaceuticals, Inc. *	6,000	148,620
Maxygen, Inc.	10,000	24,500
Medivation, Inc. *	10,800	587,088
Merck & Co., Inc.	449,670	19,448,228
Merrimack Pharmaceuticals, Inc. (d)*	15,700	95,299
Mettler-Toledo International, Inc. *	4,800	1,020,144
Momenta Pharmaceuticals, Inc. *	7,000	88,270
Mylan, Inc. *	59,100	1,670,757
Myrexis, Inc. *	7,200	21,168
Myriad Genetics, Inc. *	14,800	400,488
Nektar Therapeutics *	13,300	113,981
Neurocrine Biosciences, Inc. *	10,900	98,754
Novavax, Inc. *	35,300	63,187
NPS Pharmaceuticals, Inc. *	12,300	108,732
Obagi Medical Products, Inc. *	3,000	43,110
Oncothyreon, Inc. (d)*	10,200	20,196
Onyx Pharmaceuticals, Inc. *	9,800	759,696
Opko Health, Inc. (d)*	19,000	121,980
Optimer Pharmaceuticals, Inc. *	13,900	128,992
Pacira Pharmaceuticals, Inc. (d)*	6,500	125,970
Pain Therapeutics, Inc. *	7,400	20,276
PAREXEL International Corp. *	7,800	264,030
PDL Biopharma, Inc. (d)	16,000	110,080
PerkinElmer, Inc.	16,077	566,554
Perrigo Co.	12,900	1,296,579
Pfizer, Inc.	1,089,101	29,710,675
Pharmacyclics, Inc. *	7,500	519,975
POZEN, Inc. *	10,300	54,693
Questcor Pharmaceuticals, Inc. (d)	8,000	203,840
Regeneron Pharmaceuticals, Inc. *	11,000	1,913,340
Rigel Pharmaceuticals, Inc. *	14,200	93,152
Sagent Pharmaceuticals, Inc. *	5,500	87,450
Salix Pharmaceuticals Ltd. *	7,000	335,300
Sangamo BioSciences, Inc. (d)*	14,600	139,722
Santarus, Inc. *	10,500	140,280
Savient Pharmaceuticals, Inc. (d)*	6,800	6,936
Seattle Genetics, Inc. *	14,700	432,915
Sequenom, Inc. (d)*	23,200	96,280
Spectrum Pharmaceuticals, Inc. (d)	9,000	113,490
Sucampo Pharmaceuticals, Inc., Class A *	6,500	33,735
Synageva BioPharma Corp. *	2,100	97,146
Synta Pharmaceuticals Corp. *	12,000	134,400
Techne Corp.	5,800	415,744
The Medicines Co. *	8,300	248,004
Theravance, Inc. *	9,700	215,825
Thermo Fisher Scientific, Inc.	53,302	3,845,206
United Therapeutics Corp. *	6,900	371,841
Vertex Pharmaceuticals, Inc. *	31,644	1,417,018
Vical, Inc. *	34,400	123,152
ViroPharma, Inc. *	9,700	258,602
VIVUS, Inc. (d)*	13,700	165,907
Warner Chilcott plc, Class A	25,000	354,250
Waters Corp. *	12,900	1,181,253
Xenoport, Inc. *	12,600	105,714
Zalicus, Inc. (d)*	10,500	8,059
ZIOPHARM Oncology, Inc. (d)*	22,800	90,516

		182,704,637

Real Estate 3.7%
Acadia Realty Trust	6,000	156,840
AG Mortgage Investment Trust, Inc.	5,000	127,000
Agree Realty Corp.	1,100	31,196
Alexander & Baldwin, Inc. *	6,400	215,040
Alexander’s, Inc.	300	99,858
Alexandria Real Estate Equities, Inc.	9,400	681,500
American Assets Trust, Inc.	4,700	135,830
American Campus Communities, Inc.	15,000	698,550
American Capital Agency Corp.	49,800	1,575,174
American Capital Mortgage Investment Corp.	5,000	130,400
American Realty Capital Properties, Inc.	2,200	29,524
American Realty Investors, Inc. *	1,537	4,242
American Tower Corp.	58,500	4,454,775
Annaly Capital Management, Inc.	142,200	2,114,514
Anworth Mortgage Asset Corp.	24,200	151,492

 15

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Apartment Investment & Management Co., Class A	20,511	559,540
Apollo Commercial Real Estate Finance, Inc.	1,800	31,428
Apollo Residential Mortgage, Inc.	4,800	108,672
ARMOUR Residential REIT, Inc.	45,100	323,818
Ashford Hospitality Trust	9,000	104,310
Associated Estates Realty Corp.	6,900	111,435
AV Homes, Inc. *	6,500	96,785
AvalonBay Communities, Inc.	16,892	2,192,413
BioMed Realty Trust, Inc.	22,500	457,875
Boston Properties, Inc.	22,000	2,316,160
Brandywine Realty Trust	21,063	268,132
BRE Properties, Inc.	11,000	559,680
Camden Property Trust	11,900	825,741
Campus Crest Communities, Inc.	4,800	57,984
Capstead Mortgage Corp.	13,440	166,387
CBL & Associates Properties, Inc.	22,285	478,905
CBRE Group, Inc., Class A *	44,000	949,520
Cedar Realty Trust, Inc.	5,800	31,958
Chesapeake Lodging Trust	4,100	87,535
Chimera Investment Corp.	146,600	447,130
Colonial Properties Trust	12,067	264,388
Colony Financial, Inc.	7,600	163,552
CommonWealth REIT	11,850	194,814
Consolidated-Tomoka Land Co.	2,000	71,980
Coresite Realty Corp.	3,400	100,300
Corporate Office Properties Trust	11,400	301,644
Cousins Properties, Inc.	9,145	81,390
CreXus Investment Corp.	9,000	119,610
CubeSmart	17,300	263,825
CYS Investments, Inc.	25,500	331,500
DCT Industrial Trust, Inc.	45,000	317,700
DDR Corp.	33,884	562,136
DiamondRock Hospitality Co.	26,686	243,376
Digital Realty Trust, Inc.	18,000	1,222,380
Douglas Emmett, Inc.	19,200	447,744
Duke Realty Corp.	45,990	708,706
DuPont Fabros Technology, Inc.	9,200	217,488
EastGroup Properties, Inc.	3,900	218,556
Education Realty Trust, Inc.	16,500	177,375
EPR Properties	6,600	309,276
Equity Lifestyle Properties, Inc.	6,000	429,600
Equity One, Inc.	12,100	273,581
Equity Residential	46,900	2,597,791
Essex Property Trust, Inc.	5,200	799,656
Excel Trust, Inc.	2,300	28,934
Extra Space Storage, Inc.	14,600	581,664
Federal Realty Investment Trust	9,600	1,016,160
FelCor Lodging Trust, Inc. *	18,200	97,916
First Industrial Realty Trust, Inc. *	15,900	249,153
First Potomac Realty Trust	6,000	82,200
Forest City Enterprises, Inc., Class A *	18,400	311,144
Forestar Group, Inc. *	4,933	93,875
Franklin Street Properties Corp.	14,000	182,000
General Growth Properties, Inc.	65,709	1,282,640
Getty Realty Corp.	9,500	179,360
Glimcher Realty Trust	20,000	222,400
Government Properties Income Trust	6,000	149,100
Gramercy Capital Corp. *	27,228	97,749
Hatteras Financial Corp.	13,800	373,704
HCP, Inc.	66,848	3,101,079
Health Care REIT, Inc.	38,400	2,413,056
Healthcare Realty Trust, Inc.	12,700	323,596
Healthcare Trust of America, Inc., Class A	8,800	94,248
Hersha Hospitality Trust	22,500	118,800
Highwoods Properties, Inc.	10,800	388,800
Home Properties, Inc.	7,500	461,025
Hospitality Properties Trust	18,000	453,960
Host Hotels & Resorts, Inc.	105,663	1,774,082
Howard Hughes Corp. *	4,100	295,200
Hudson Pacific Properties, Inc.	9,100	195,013
Inland Real Estate Corp.	20,300	184,324
Invesco Mortgage Capital, Inc.	18,000	390,600
Investors Real Estate Trust	11,500	107,640
iStar Financial, Inc. *	13,390	129,749
Jones Lang LaSalle, Inc.	6,100	562,054
Kennedy-Wilson Holdings, Inc.	6,400	95,936
Kilroy Realty Corp.	10,900	543,910
Kimco Realty Corp.	59,395	1,233,634
Kite Realty Group Trust	5,100	30,855
LaSalle Hotel Properties	13,700	374,010
Lexington Realty Trust	18,867	207,537
Liberty Property Trust	17,500	685,475
LTC Properties, Inc.	4,800	178,752
Mack-Cali Realty Corp.	11,400	309,738
Maui Land & Pineapple Co., Inc. *	800	3,296
Medical Properties Trust, Inc.	16,800	225,960
MFA Financial, Inc.	51,000	458,490
Mid-America Apartment Communities, Inc.	6,200	405,294
Monmouth Real Estate Investment Corp., Class A	2,900	31,494
MPG Office Trust, Inc. (d)*	27,800	83,678
National Health Investors, Inc.	3,400	216,410
National Retail Properties, Inc.	15,220	487,344
New Century Financial Corp. (a)(c)*	3,600	—
NorthStar Realty Finance Corp.	18,900	147,420
Omega Healthcare Investors, Inc.	14,984	382,991
One Liberty Properties, Inc.	1,400	30,912
Parkway Properties, Inc.	12,800	202,752
Pebblebrook Hotel Trust	8,000	199,280
Pennsylvania Real Estate Investment Trust	8,500	156,740
PennyMac Mortgage Investment Trust	8,100	215,460
Piedmont Office Realty Trust, Inc., Class A	23,000	444,590
Plum Creek Timber Co., Inc.	23,947	1,153,766
PMC Commercial Trust	8,500	62,305
Post Properties, Inc.	8,200	397,782
Potlatch Corp.	5,753	249,623
Preferred Apartment Communities, Inc., Class A	3,700	31,413
ProLogis, Inc.	67,234	2,682,637
PS Business Parks, Inc.	3,000	214,080
Public Storage	21,290	3,277,170
RAIT Financial Trust	16,199	111,611
Ramco-Gershenson Properties Trust	6,900	104,328

16

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rayonier, Inc.	17,982	968,151
Realogy Holdings Corp. *	5,700	255,189
Realty Income Corp. (d)	24,835	1,084,810
Redwood Trust, Inc.	11,300	215,830
Regency Centers Corp.	12,700	632,841
Resource Capital Corp.	28,600	177,892
Retail Opportunity Investments Corp. (d)	7,000	91,350
Retail Properties of America, Inc., Class A	9,700	125,518
RLJ Lodging Trust	15,000	313,650
Rouse Properties, Inc. (d)	5,815	106,182
Ryman Hospitality Properties	7,837	313,245
Sabra Health Care REIT, Inc.	8,000	200,720
Saul Centers, Inc.	2,000	85,500
Select Income REIT	4,500	113,265
Senior Housing Properties Trust	25,150	605,863
Silver Bay Realty Trust Corp. *	1,500	31,140
Simon Property Group, Inc.	45,783	7,333,521
SL Green Realty Corp.	13,150	1,056,997
Sovran Self Storage, Inc.	4,500	293,580
Spirit Realty Capital, Inc.	3,300	64,218
STAG Industrial, Inc.	6,800	134,096
Starwood Property Trust, Inc.	19,500	499,980
Strategic Hotels & Resorts, Inc. *	25,000	182,750
Summit Hotel Properties, Inc.	6,300	57,897
Sun Communities, Inc.	3,900	167,505
Sunstone Hotel Investors, Inc. *	19,300	223,301
Tanger Factory Outlet Centers, Inc.	13,700	485,254
Taubman Centers, Inc.	8,800	717,200
Tejon Ranch Co. *	3,674	112,277
The Macerich Co.	19,605	1,170,811
The St. Joe Co. *	12,900	303,150
Thomas Properties Group, Inc.	5,600	28,840
Two Harbors Investment Corp.	43,700	542,754
UDR, Inc.	36,961	882,998
UMH Properties, Inc.	7,900	81,765
Universal Health Realty Income Trust	1,200	66,156
Urstadt Biddle Properties, Inc., Class A	4,500	91,080
Ventas, Inc.	43,750	2,900,187
Vornado Realty Trust REIT	24,741	2,089,625
Washington Real Estate Investment Trust	9,700	276,256
Weingarten Realty Investors	17,175	495,327
Western Asset Mortgage Capital Corp.	2,800	60,620
Weyerhaeuser Co.	78,992	2,379,239
Whitestone REIT	2,100	29,820
Winthrop Realty Trust	10,000	119,500
WP Carey, Inc.	8,100	454,653
Zillow, Inc., Class A (d)*	4,500	170,280

		91,570,392

Retailing 4.2%
Aaron’s, Inc.	9,375	277,969
Abercrombie & Fitch Co., Class A	11,800	590,000
Advance Auto Parts, Inc.	10,340	760,197
Aeropostale, Inc. *	9,900	133,947
ALCO Stores, Inc. *	1,800	14,670
Amazon.com, Inc. *	53,600	14,230,800
America’s Car-Mart, Inc. *	1,850	73,667
American Eagle Outfitters, Inc.	27,450	554,765
ANN, Inc. *	6,625	204,315
Asbury Automotive Group, Inc. *	4,100	145,796
Ascena Retail Group, Inc. *	17,636	298,930
AutoNation, Inc. *	6,600	320,100
AutoZone, Inc. *	5,500	2,033,350
Barnes & Noble, Inc. (d)*	7,400	98,716
Bed Bath & Beyond, Inc. *	33,400	1,960,580
Best Buy Co., Inc.	39,225	637,799
Big Lots, Inc. *	11,100	356,865
Brown Shoe Co., Inc.	6,675	115,077
Cabela’s, Inc. *	6,500	335,530
CarMax, Inc. *	33,346	1,314,499
Chico’s FAS, Inc.	22,800	408,804
Christopher & Banks Corp. *	13,400	83,080
Coldwater Creek, Inc. (d)*	8,025	30,415
Core-Mark Holding Co., Inc.	2,000	100,260
Destination Maternity Corp.	5,000	113,850
Dick’s Sporting Goods, Inc.	13,700	651,983
Dillard’s, Inc., Class A	4,300	362,963
Dollar General Corp. *	38,800	1,793,336
Dollar Tree, Inc. *	33,650	1,345,663
DSW, Inc., Class A	4,480	299,846
Expedia, Inc.	13,172	859,473
Express, Inc. *	12,600	231,588
Family Dollar Stores, Inc.	13,700	776,790
Five Below, Inc. *	2,500	92,500
Foot Locker, Inc.	21,400	735,090
Francesca’s Holdings Corp. (d)*	4,900	139,160
Fred’s, Inc., Class A	6,700	88,574
GameStop Corp., Class A (d)	17,548	407,114
Geeknet, Inc. *	452	6,925
Genesco, Inc. *	4,300	268,019
Genuine Parts Co.	22,600	1,537,478
GNC Holdings, Inc., Class A	11,200	402,528
Group 1 Automotive, Inc.	4,400	298,056
Groupon, Inc. (d)*	42,300	232,650
Guess?, Inc.	7,900	214,011
Hibbett Sports, Inc. *	3,543	186,574
HomeAway, Inc. *	3,900	93,483
HSN, Inc.	6,269	373,632
J.C. Penney Co., Inc. (d)	20,000	406,600
Jos. A. Bank Clothiers, Inc. *	3,600	145,944
Kayak Software Corp. (d)*	2,800	113,036
Kirkland’s, Inc. *	8,700	100,659
Kohl’s Corp.	30,400	1,407,216
Liberty Interactive Corp., Class A *	75,309	1,601,069
Liberty Ventures, Series A *	4,165	310,834
Limited Brands, Inc.	34,920	1,676,858
Lithia Motors, Inc., Class A	3,300	142,791
LKQ Corp. *	43,300	969,487
Lowe’s Cos., Inc.	166,400	6,354,816
Lumber Liquidators Holdings, Inc. *	3,400	201,212
Macy’s, Inc.	58,252	2,301,537
MarineMax, Inc. *	7,000	81,760
Monro Muffler Brake, Inc.	4,462	161,614
Netflix, Inc. *	7,900	1,305,396
Nordstrom, Inc.	22,500	1,242,675
O’Reilly Automotive, Inc. *	16,699	1,547,162

 17

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Office Depot, Inc. *	69,900	302,667
OfficeMax, Inc.	22,400	241,472
Pacific Sunwear of California, Inc. (d)*	41,175	81,527
Penske Automotive Group, Inc.	5,000	164,600
PetSmart, Inc.	15,900	1,040,019
Pier 1 Imports, Inc.	15,800	342,702
Pool Corp.	6,662	305,253
Priceline.com, Inc. *	7,383	5,060,825
RadioShack Corp. (d)	27,200	89,488
Rent-A-Center, Inc.	7,750	276,520
Ross Stores, Inc.	32,900	1,964,130
Saks, Inc. (d)*	14,800	159,988
Sally Beauty Holdings, Inc. *	22,050	585,207
Sears Holdings Corp. (d)*	6,385	299,776
Select Comfort Corp. *	7,300	160,746
Shoe Carnival, Inc.	6,300	128,961
Shutterfly, Inc. *	4,600	152,168
Signet Jewelers Ltd.	12,500	782,250
Sonic Automotive, Inc., Class A	4,400	106,788
Stage Stores, Inc.	5,700	130,245
Staples, Inc.	99,700	1,343,956
Stein Mart, Inc.	10,300	86,932
Systemax, Inc.	8,000	78,320
Target Corp.	96,300	5,817,483
The Buckle, Inc. (d)	3,875	181,273
The Cato Corp., Class A	3,800	104,766
The Children’s Place Retail Stores, Inc. *	3,600	179,424
The Finish Line, Inc., Class A	7,161	133,481
The Gap, Inc.	43,300	1,415,044
The Home Depot, Inc.	221,170	14,800,696
The Men’s Wearhouse, Inc.	6,600	200,310
The Pep Boys - Manny, Moe & Jack *	7,900	87,927
The TJX Cos., Inc.	107,900	4,874,922
The Wet Seal, Inc., Class A *	31,400	87,920
Tiffany & Co.	17,500	1,150,625
Tractor Supply Co.	10,000	1,036,700
Trans World Entertainment Corp.	9,700	33,077
TripAdvisor, Inc. *	15,672	725,300
Tuesday Morning Corp. *	7,100	59,640
Ulta Salon, Cosmetics & Fragrance, Inc.	8,800	860,816
Urban Outfitters, Inc. *	15,800	676,082
Vitamin Shoppe, Inc. *	4,200	256,536
VOXX International Corp. *	9,100	87,906
West Marine, Inc. *	8,200	98,236
Williams-Sonoma, Inc.	12,200	536,800
Winmark Corp.	1,700	109,956
Zale Corp. *	17,420	85,706
Zumiez, Inc. *	4,500	94,950

		104,242,199

Semiconductors & Semiconductor Equipment 2.0%
Advanced Energy Industries, Inc. *	6,900	105,915
Advanced Micro Devices, Inc. (d)*	84,700	220,220
Altera Corp.	46,700	1,560,714
Amkor Technology, Inc. (d)*	21,000	97,230
Amtech Systems, Inc. *	3,500	13,685
ANADIGICS, Inc. *	8,150	21,027
Analog Devices, Inc.	43,900	1,915,796
Applied Materials, Inc.	179,398	2,316,028
Applied Micro Circuits Corp. *	9,200	78,844
Atmel Corp. *	64,100	429,470
ATMI, Inc. *	4,400	89,804
AXT, Inc. *	3,500	9,730
Broadcom Corp., Class A	75,700	2,456,465
Brooks Automation, Inc.	11,885	111,244
Cabot Microelectronics Corp.	2,960	109,402
Cavium, Inc. *	7,000	234,080
CEVA, Inc. *	5,233	79,437
Cirrus Logic, Inc. *	9,800	276,654
Cohu, Inc.	4,600	48,208
Cree, Inc. *	16,500	711,975
Cymer, Inc. *	4,200	432,474
Cypress Semiconductor Corp. *	19,500	200,265
Diodes, Inc. *	6,412	121,956
DSP Group, Inc. *	6,300	41,328
Entegris, Inc. *	19,299	190,288
Entropic Communications, Inc. *	14,200	74,408
Exar Corp. *	9,834	103,159
Fairchild Semiconductor International, Inc. *	17,800	262,906
First Solar, Inc. *	8,600	242,348
FormFactor, Inc. *	8,500	42,500
GSI Technology, Inc. *	8,500	56,525
GT Advanced Technologies, Inc. (d)*	19,800	62,568
Hittite Microwave Corp. *	4,500	276,210
Integrated Device Technology, Inc. *	16,120	116,548
Integrated Silicon Solutions, Inc. *	6,038	56,576
Intel Corp.	736,032	15,486,113
International Rectifier Corp. *	8,600	167,614
Intersil Corp., Class A	15,364	132,899
IXYS Corp.	6,900	66,516
KLA-Tencor Corp.	24,600	1,350,786
Kopin Corp. *	10,700	37,022
Kulicke & Soffa Industries, Inc. *	10,400	117,728
Lam Research Corp. *	28,167	1,158,790
Lattice Semiconductor Corp. *	25,100	111,695
Linear Technology Corp.	34,200	1,252,404
LSI Corp. *	79,587	560,292
Marvell Technology Group Ltd.	65,400	604,950
Maxim Integrated Products, Inc.	43,100	1,355,495
MEMC Electronic Materials, Inc. *	38,900	161,824
Micrel, Inc.	9,700	100,977
Microchip Technology, Inc.	28,375	949,144
Micron Technology, Inc. *	145,199	1,097,704
Microsemi Corp. *	13,152	275,140
MIPS Technologies, Inc. *	11,200	88,032
MKS Instruments, Inc.	6,300	175,140
Monolithic Power Systems, Inc.	6,500	151,450
MoSys, Inc. *	6,400	23,040
Nanometrics, Inc. *	3,300	51,513
NVIDIA Corp.	91,100	1,116,886
OmniVision Technologies, Inc. *	7,800	119,886
ON Semiconductor Corp. *	62,865	493,490
Pericom Semiconductor Corp. *	6,600	46,662
Photronics, Inc. *	18,000	107,820
PLX Technology, Inc. *	7,500	34,950
PMC-Sierra, Inc. *	27,300	157,794

18

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Power Integrations, Inc.	4,200	157,080
Rambus, Inc. *	19,600	107,016
RF Micro Devices, Inc. *	40,720	203,600
Rudolph Technologies, Inc. *	6,518	87,928
Semtech Corp. *	9,700	292,552
Silicon Image, Inc. *	19,500	94,575
Silicon Laboratories, Inc. *	5,000	218,200
Skyworks Solutions, Inc. *	28,789	689,209
Spansion, Inc., Class A *	8,600	98,900
SunPower Corp. (d)*	19,700	153,463
Supertex, Inc.	4,900	93,688
Teradyne, Inc. *	27,359	442,121
Tessera Technologies, Inc.	6,000	105,300
Texas Instruments, Inc.	165,797	5,484,565
TriQuint Semiconductor, Inc. *	19,310	101,377
Ultratech, Inc. *	4,800	195,504
Veeco Instruments, Inc. *	5,500	172,975
Volterra Semiconductor Corp. *	6,500	106,860
Xilinx, Inc.	38,000	1,386,620

		50,911,276

Software & Services 9.1%
Accelrys, Inc. *	13,264	124,947
Accenture plc, Class A	94,500	6,793,605
ACI Worldwide, Inc. *	5,200	247,208
Activision Blizzard, Inc.	59,432	676,930
Actuate Corp. *	13,962	78,606
Acxiom Corp. *	13,300	235,809
Adobe Systems, Inc. *	72,210	2,731,704
Advent Software, Inc. *	4,500	110,925
Akamai Technologies, Inc. *	25,838	1,051,865
Alliance Data Systems Corp. *	7,400	1,166,240
Angie’s List, Inc. (d)*	8,000	100,400
ANSYS, Inc. *	13,686	1,007,290
AOL, Inc. *	14,122	432,839
Aspen Technology, Inc. *	13,400	410,040
Autodesk, Inc. *	32,800	1,275,264
Automatic Data Processing, Inc.	71,800	4,257,022
Bankrate, Inc. *	8,700	107,619
Bazaarvoice, Inc. *	15,200	117,496
Blackbaud, Inc.	6,000	149,520
Blucora, Inc. *	6,872	102,118
BMC Software, Inc. *	21,300	885,015
Booz Allen Hamilton Holding Corp.	12,300	170,478
Bottomline Technologies, Inc. *	5,000	145,400
Broadridge Financial Solutions, Inc.	17,725	417,778
BroadSoft, Inc. *	3,700	125,689
CA, Inc.	50,508	1,253,609
CACI International, Inc., Class A *	4,100	219,883
Cadence Design Systems, Inc. *	41,400	576,702
Cardtronics, Inc. *	5,000	129,450
CIBER, Inc. *	15,800	53,404
Citrix Systems, Inc. *	27,200	1,989,952
Cognizant Technology Solutions Corp., Class A *	44,400	3,471,192
CommVault Systems, Inc. *	5,900	452,707
Computer Sciences Corp.	22,638	946,268
Compuware Corp. *	27,900	324,198
comScore, Inc. *	5,400	79,542
Comverse Technology, Inc. *	25,500	111,180
Comverse, Inc. *	3,550	102,524
Concur Technologies, Inc. *	6,100	408,090
Constant Contact, Inc. *	7,000	105,420
Convergys Corp.	16,000	272,320
CoreLogic, Inc. *	13,800	362,112
Cornerstone OnDemand, Inc. *	3,900	127,452
CoStar Group, Inc. *	3,800	356,364
CSG Systems International, Inc. *	5,400	101,682
Dealertrack Technologies, Inc. *	6,100	192,638
Demand Media, Inc. *	11,500	97,175
Demandware, Inc. (d)*	2,800	89,012
Digimarc Corp.	3,542	75,834
Digital River, Inc. *	7,100	103,092
DST Systems, Inc.	4,300	287,842
Dynamics Research Corp. *	1,200	8,232
EarthLink, Inc.	17,050	115,940
eBay, Inc. *	172,248	9,633,831
Ebix, Inc. (d)	7,200	117,648
Edgewater Technology, Inc. *	767	3,183
Electronic Arts, Inc. *	47,100	740,883
Ellie Mae, Inc. *	3,200	64,096
EPAM Systems, Inc. *	4,800	99,456
EPIQ Systems, Inc.	8,525	105,199
Equinix, Inc. *	7,065	1,522,013
Euronet Worldwide, Inc. *	5,500	134,585
ExactTarget, Inc. *	4,800	105,552
ExlService Holdings, Inc. *	3,600	106,776
Facebook, Inc., Class A *	73,700	2,282,489
FactSet Research Systems, Inc.	5,850	541,242
Fair Isaac Corp.	4,744	213,812
FalconStor Software, Inc. *	1,200	3,216
Fidelity National Information Services, Inc.	36,906	1,369,582
Fiserv, Inc. *	19,700	1,582,107
FleetCor Technologies, Inc. *	6,400	382,976
Forrester Research, Inc.	4,100	115,907
Fortinet, Inc. *	18,500	436,415
Gartner, Inc. *	13,300	685,083
Genpact Ltd.	18,800	314,900
Global Cash Access Holdings, Inc. *	10,700	80,785
Global Payments, Inc.	11,440	563,534
Google, Inc., Class A *	39,365	29,747,737
GSE Systems, Inc. *	2,424	4,945
Guidewire Software, Inc. *	4,200	139,104
Heartland Payment Systems, Inc.	4,500	142,920
Higher One Holdings, Inc. (d)*	7,900	83,187
IAC/InterActiveCorp	11,372	469,095
iGATE Corp. *	5,100	89,148
Imperva, Inc. *	2,600	89,180
Infoblox, Inc. *	5,200	98,020
Informatica Corp. *	15,100	558,851
Information Services Group, Inc. (d)*	7,500	8,550
Interactive Intelligence Group, Inc. *	2,900	116,638
Internap Network Services Corp. *	13,200	104,412
International Business Machines Corp.	157,110	31,904,328
IntraLinks Holdings, Inc. *	12,200	78,934
Intuit, Inc.	40,530	2,528,261

 19

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
j2 Global, Inc.	6,000	190,920
Jack Henry & Associates, Inc.	12,000	497,760
Jive Software, Inc. *	8,600	131,838
Lender Processing Services, Inc.	11,157	268,214
LinkedIn Corp., Class A *	9,900	1,225,521
Lionbridge Technologies, Inc. *	19,500	77,805
Liquidity Services, Inc. *	3,400	108,358
LivePerson, Inc. *	6,800	90,916
LogMeIn, Inc. *	4,400	99,880
LookSmart Ltd. *	480	434
Manhattan Associates, Inc. *	4,300	294,593
ManTech International Corp., Class A	5,000	123,350
MasterCard, Inc., Class A	15,800	8,190,720
Mattersight Corp. *	190	840
MAXIMUS, Inc.	4,800	329,136
Mentor Graphics Corp. *	13,800	236,394
MICROS Systems, Inc. *	11,400	524,742
Microsoft Corp.	1,120,450	30,778,761
MicroStrategy, Inc., Class A *	1,256	125,939
Millennial Media, Inc. *	8,600	99,244
ModusLink Global Solutions, Inc. *	10,450	30,410
MoneyGram International, Inc. *	9,037	124,439
Monotype Imaging Holdings, Inc.	6,500	117,520
Monster Worldwide, Inc. *	14,300	82,940
Move, Inc. *	12,430	117,215
NetScout Systems, Inc. *	7,300	190,019
NetSuite, Inc. *	3,900	273,897
NeuStar, Inc., Class A *	9,300	419,802
NIC, Inc.	8,000	130,400
Nuance Communications, Inc. *	36,974	889,225
OpenTable, Inc. (d)*	3,400	179,146
Oracle Corp.	556,049	19,745,300
Paychex, Inc.	47,200	1,540,136
Pegasystems, Inc.	3,700	88,985
Perficient, Inc. *	7,800	93,288
PRGX Global, Inc. *	6,400	43,200
Progress Software Corp. *	9,300	218,271
PTC, Inc. *	17,680	409,822
QLIK Technologies, Inc. *	11,200	248,752
Rackspace Hosting, Inc. *	16,500	1,243,275
RealNetworks, Inc. *	12,725	97,474
RealPage, Inc. *	5,900	137,706
Red Hat, Inc. *	28,200	1,566,792
Reis, Inc. *	1,400	20,454
Rovi Corp. *	12,812	221,519
Saba Software, Inc. *	7,849	72,682
SAIC, Inc.	44,000	532,400
Salesforce.com, Inc. *	19,300	3,322,109
Sapient Corp. *	16,100	194,971
SeaChange International, Inc. *	9,250	103,138
ServiceNow, Inc. *	3,200	88,704
ServiceSource International, Inc. *	14,400	87,120
Solarwinds, Inc. *	8,600	468,012
Solera Holdings, Inc.	10,100	553,581
Sourcefire, Inc. *	3,900	166,140
Splunk, Inc. *	3,700	121,952
SS&C Technologies Holdings, Inc. *	4,500	101,835
StarTek, Inc. *	3,900	16,809
Support.com, Inc. *	18,400	76,728
Symantec Corp. *	101,473	2,209,067
Synchronoss Technologies, Inc. *	4,700	111,907
Synopsys, Inc. *	22,084	738,489
Syntel, Inc.	2,500	145,725
Take-Two Interactive Software, Inc. *	12,900	156,993
Tangoe, Inc. *	8,200	118,490
TeleCommunication Systems, Inc., Class A *	10,800	24,408
TeleTech Holdings, Inc. *	5,000	93,500
Teradata Corp. *	25,000	1,666,500
The Active Network, Inc. *	13,300	73,549
The Hackett Group, Inc.	7,200	30,960
The Western Union Co.	85,632	1,218,543
TIBCO Software, Inc. *	23,200	543,808
TiVo, Inc. *	17,800	237,452
TNS, Inc. *	5,000	104,750
Total System Services, Inc.	22,804	530,193
Tyler Technologies, Inc. *	4,000	216,200
Ultimate Software Group, Inc. *	4,200	426,468
Unisys Corp. *	6,200	137,702
United Online, Inc.	17,350	115,204
Unwired Planet, Inc. *	7,771	15,697
ValueClick, Inc. *	8,500	173,995
Vantiv, Inc., Class A *	4,600	95,772
VeriFone Systems, Inc. *	15,400	534,688
Verint Systems, Inc. *	3,200	108,160
VeriSign, Inc. *	22,275	966,958
Virnetx Holding Corp. (d)*	5,500	192,060
Virtusa Corp. *	4,700	97,337
Visa, Inc., Class A	77,100	12,174,861
VMware, Inc., Class A *	12,400	948,352
Web.com Group, Inc. *	5,423	87,853
WebMD Health Corp. *	7,074	116,933
Websense, Inc. *	7,500	109,725
WEX, Inc. *	5,700	448,077
Workday, Inc., Class A *	3,200	170,944
Yahoo! Inc. *	153,944	3,021,921
Yelp, Inc. *	4,300	91,332
Zynga, Inc., Class A *	65,200	176,692

		228,667,001

Technology Hardware & Equipment 6.1%
3D Systems Corp. (d)*	6,800	393,380
Acme Packet, Inc. *	7,000	169,190
ADTRAN, Inc.	9,100	183,820
Agilysys, Inc. *	4,860	41,359
Amphenol Corp., Class A	23,400	1,581,138
Anaren, Inc. *	5,300	103,721
Anixter International, Inc.	4,000	269,120
Apple, Inc.	139,100	63,333,621
Arris Group, Inc. *	16,175	267,211
Arrow Electronics, Inc. *	15,700	603,194
Aruba Networks, Inc. *	15,700	361,728
Aviat Networks, Inc. *	10,677	40,039
Avid Technology, Inc. *	3,756	27,794
Avnet, Inc. *	20,088	710,312
AVX Corp.	14,000	159,460
Badger Meter, Inc.	4,000	197,960
Benchmark Electronics, Inc. *	7,830	137,495
Black Box Corp.	4,100	96,063

20

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Brocade Communications Systems, Inc. *	64,935	371,428
Checkpoint Systems, Inc. *	4,600	55,476
Ciena Corp. *	12,970	203,110
Cisco Systems, Inc.	785,309	16,153,806
Cognex Corp.	4,900	194,334
Coherent, Inc.	2,800	155,148
Comtech Telecommunications Corp.	2,975	78,837
Corning, Inc.	215,507	2,586,084
Cray, Inc. *	7,600	141,132
CTS Corp.	8,800	87,560
Daktronics, Inc.	8,700	103,182
Dell, Inc.	212,800	2,817,472
Diebold, Inc.	9,000	264,960
Digi International, Inc. *	6,000	58,800
Dolby Laboratories, Inc., Class A	8,800	284,328
DTS, Inc. *	4,300	82,130
Echelon Corp. *	7,200	17,424
EchoStar Corp., Class A *	7,540	274,305
Electro Rent Corp.	7,100	109,908
Electro Scientific Industries, Inc.	7,100	76,680
Electronics for Imaging, Inc. *	6,400	144,768
EMC Corp. *	311,586	7,668,131
Emulex Corp. *	14,100	107,724
Extreme Networks, Inc. *	27,500	101,475
F5 Networks, Inc. *	11,500	1,206,120
FARO Technologies, Inc. *	3,000	99,630
FEI Co.	5,400	329,184
Finisar Corp. *	12,000	186,000
FLIR Systems, Inc.	21,900	520,563
Frequency Electronics, Inc.	500	4,590
Fusion-io, Inc. (d)*	9,500	166,060
Gerber Scientific, Inc. (a)(c)*	8,900	—
Harmonic, Inc. *	20,042	104,820
Harris Corp.	17,000	785,400
Hewlett-Packard Co.	290,836	4,801,702
Hutchinson Technology, Inc. (d)*	6,000	16,740
I.D. Systems, Inc. *	5,500	30,415
Identive Group, Inc. *	1,200	1,620
Imation Corp. *	5,500	20,405
Immersion Corp. *	4,300	29,240
Infinera Corp. *	16,400	116,932
Ingram Micro, Inc., Class A *	19,900	361,782
Insight Enterprises, Inc. *	4,650	91,140
Intellicheck Mobilisa, Inc. *	500	360
InterDigital, Inc.	6,700	290,713
Intermec, Inc. *	9,600	94,848
InvenSense, Inc. (d)*	7,000	102,200
IPG Photonics Corp.	4,600	301,208
Itron, Inc. *	5,700	264,423
Ixia *	8,200	155,718
Jabil Circuit, Inc.	27,700	523,807
JDS Uniphase Corp. *	34,153	495,560
Juniper Networks, Inc. *	76,265	1,706,811
Lexmark International, Inc., Class A	10,900	262,254
LightPath Technologies, Inc., Class A *	75	65
Littelfuse, Inc.	3,700	236,837
Loral Space & Communications, Inc.	1,500	88,035
Maxwell Technologies, Inc. *	4,500	43,515
Measurement Specialties, Inc. *	3,200	112,960
Mercury Systems, Inc. *	3,600	26,460
Methode Electronics, Inc.	9,500	91,390
MOCON, Inc.	600	8,406
Molex, Inc.	19,125	519,435
Motorola Solutions, Inc.	40,779	2,381,086
MTS Systems Corp.	3,781	214,950
Multi-Fineline Electronix, Inc. *	3,800	60,705
National Instruments Corp.	13,212	375,221
NCR Corp. *	23,800	660,926
NetApp, Inc. *	52,200	1,879,200
NETGEAR, Inc. *	6,000	210,660
Newport Corp. *	8,500	122,570
OCZ Technology Group, Inc. (d)*	10,200	22,950
Oplink Communications, Inc. *	4,157	70,045
OSI Systems, Inc. *	3,700	201,502
Palo Alto Networks, Inc. (d)*	4,700	260,192
Park Electrochemical Corp.	3,600	94,104
PC Connection, Inc.	7,000	86,450
PC-Tel, Inc.	8,900	66,038
Performance Technologies, Inc. *	1,600	1,552
Plantronics, Inc.	6,000	246,720
Plexus Corp. *	3,700	94,424
Polycom, Inc. *	22,400	247,072
Power-One, Inc. *	23,800	95,676
Pulse Electronics Corp. *	11,500	3,449
QLogic Corp. *	17,044	196,858
QUALCOMM, Inc.	252,100	16,646,163
Radisys Corp. *	7,200	28,080
Research Frontiers, Inc. (d)*	2,800	9,380
Richardson Electronics Ltd.	4,800	58,176
Riverbed Technology, Inc. *	22,700	440,380
Rofin-Sinar Technologies, Inc. *	3,800	97,394
Rogers Corp. *	2,500	117,150
SanDisk Corp. *	35,300	1,764,647
Sanmina Corp. *	20,900	198,968
ScanSource, Inc. *	3,200	92,992
Seagate Technology plc	49,766	1,691,049
Sonus Networks, Inc. *	44,900	101,923
STEC, Inc. *	6,200	31,372
Super Micro Computer, Inc. *	8,200	101,516
Sycamore Networks, Inc.	2,790	6,417
Symmetricom, Inc. *	11,950	64,410
Synaptics, Inc. *	5,250	184,170
SYNNEX Corp. *	3,000	107,850
TE Connectivity Ltd.	61,600	2,395,008
Tech Data Corp. *	5,300	269,823
Tellabs, Inc.	38,064	86,786
TESSCO Technologies, Inc.	4,025	89,959
TransAct Technologies, Inc.	1,500	12,060
Trimble Navigation Ltd. *	18,392	1,149,500
TTM Technologies, Inc. *	11,000	87,670
Ubiquiti Networks, Inc. (d)	6,900	88,872
Universal Display Corp. *	5,800	161,356
ViaSat, Inc. *	5,500	211,255
Vishay Intertechnology, Inc. *	18,588	204,282
Vishay Precision Group, Inc. *	5,620	74,128
Western Digital Corp.	32,600	1,532,200
Xerox Corp.	186,756	1,495,916
Xybernaut Corp. (a)(c)*	1,400	—

 21

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zebra Technologies Corp., Class A *	7,375	319,190
Zygo Corp. *	7,000	111,370

		152,635,917

Telecommunication Services 2.5%
8x8, Inc. *	10,000	66,200
Alaska Communications Systems Group, Inc.	5,000	8,800
Alteva, Inc.	1,100	12,892
AT&T, Inc.	840,156	29,229,027
Atlantic Tele-Network, Inc.	3,250	140,660
CenturyLink, Inc.	92,378	3,736,690
Cincinnati Bell, Inc. *	32,268	153,273
Clearwire Corp., Class A *	62,900	200,651
Cogent Communications Group, Inc.	9,900	245,223
Consolidated Communications Holdings, Inc.	5,253	90,404
Crown Castle International Corp. *	43,376	3,058,876
Frontier Communications Corp. (d)	146,868	671,187
General Communication, Inc., Class A *	10,500	89,355
HickoryTech Corp.	4,600	44,528
Iridium Communications, Inc. *	11,800	82,600
Leap Wireless International, Inc. *	7,700	44,506
Level 3 Communications, Inc. *	23,006	548,003
Lumos Networks Corp.	1,500	14,565
MetroPCS Communications, Inc. *	44,500	446,335
NII Holdings, Inc. (d)*	27,900	195,300
NTELOS Holdings Corp.	4,500	58,185
Premiere Global Services, Inc. *	8,100	75,897
SBA Communications Corp., Class A *	18,700	1,302,642
Shenandoah Telecommunications Co.	2,500	36,650
Sprint Nextel Corp. *	438,030	2,466,109
Telephone & Data Systems, Inc.	14,222	359,674
tw telecom, Inc. *	21,600	596,808
United States Cellular Corp. *	2,400	91,296
USA Mobility, Inc.	5,500	63,580
Verizon Communications, Inc.	422,172	18,410,921
Vonage Holdings Corp. *	36,400	95,004
Windstream Corp. (d)	87,969	856,818

		63,492,659

Transportation 1.8%
Alaska Air Group, Inc. *	10,100	465,913
Allegiant Travel Co.	2,000	148,940
AMERCO	1,000	134,460
Arkansas Best Corp.	7,000	73,640
Atlas Air Worldwide Holdings, Inc. *	3,800	171,342
Avis Budget Group, Inc. *	13,900	299,267
C.H. Robinson Worldwide, Inc.	23,800	1,574,370
Con-way, Inc.	7,500	235,350
Covenant Transport Group, Inc., Class A *	3,000	18,930
CSX Corp.	152,600	3,361,778
Delta Air Lines, Inc. *	124,000	1,722,360
Expeditors International of Washington, Inc.	30,500	1,308,450
FedEx Corp.	43,163	4,378,886
Forward Air Corp.	4,600	170,706
Genco Shipping & Trading Ltd. (d)*	21,500	71,810
Genesee & Wyoming, Inc., Class A *	6,000	507,480
Heartland Express, Inc.	8,941	123,654
Hertz Global Holdings, Inc. *	42,000	767,760
Hub Group, Inc., Class A *	4,400	161,964
J.B. Hunt Transport Services, Inc.	13,500	908,145
JetBlue Airways Corp. *	30,962	179,889
Kansas City Southern	16,250	1,513,038
Kirby Corp. *	8,600	607,590
Knight Transportation, Inc.	9,050	144,348
Landstar System, Inc.	6,600	376,464
Matson, Inc.	6,400	175,424
Norfolk Southern Corp.	46,700	3,216,229
Old Dominion Freight Line, Inc. *	12,112	451,535
Pacer International, Inc. *	17,800	72,446
Park-Ohio Holdings Corp. *	3,600	86,904
Republic Airways Holdings, Inc. *	12,500	104,875
Roadrunner Transportation Systems, Inc. *	4,900	98,539
Ryder System, Inc.	7,500	425,850
Saia, Inc. *	6,100	158,234
SkyWest, Inc.	7,000	88,480
Southwest Airlines Co.	106,315	1,191,791
Spirit Airlines, Inc. *	5,600	108,584
Swift Transportation Co. *	19,000	259,540
Union Pacific Corp.	69,600	9,149,616
United Continental Holdings, Inc. *	48,500	1,171,275
United Parcel Service, Inc., Class B	105,880	8,395,225
Universal Truckload Services, Inc.	1,600	28,704
US Airways Group, Inc. *	24,000	342,720
UTI Worldwide, Inc.	14,600	215,496
Werner Enterprises, Inc.	5,832	137,752
Wesco Aircraft Holdings, Inc. *	7,900	109,257
Zipcar, Inc. (d)*	2,500	30,525

		45,445,535

Utilities 3.4%
AGL Resources, Inc.	18,629	778,692
ALLETE, Inc.	5,233	241,451
Alliant Energy Corp.	16,300	747,192
Ameren Corp.	34,700	1,125,668
American DG Energy, Inc. *	11,400	26,220
American Electric Power Co., Inc.	71,820	3,252,728
American States Water Co.	2,800	141,540
American Water Works Co., Inc.	25,300	968,484
Aqua America, Inc.	20,694	563,498
Artesian Resources Corp., Class A	4,000	90,600
Atmos Energy Corp.	14,200	530,512
Avista Corp.	7,800	201,708
Black Hills Corp.	5,600	225,960
California Water Service Group	6,000	117,000
Calpine Corp. *	57,800	1,140,394
CenterPoint Energy, Inc.	62,300	1,273,412
CH Energy Group, Inc.	1,900	123,500

22

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Chesapeake Utilities Corp.	2,847	135,119
Cleco Corp.	8,700	371,925
CMS Energy Corp.	37,800	971,460
Connecticut Water Service, Inc.	5,100	151,164
Consolidated Edison, Inc.	42,700	2,428,776
Dominion Resources, Inc.	84,980	4,598,268
DTE Energy Co.	25,501	1,614,468
Duke Energy Corp.	104,173	7,160,852
Dynegy, Inc. (d)*	12,000	240,000
Edison International	47,510	2,289,507
El Paso Electric Co.	5,300	178,557
Entergy Corp.	26,300	1,698,980
Exelon Corp.	126,369	3,973,041
FirstEnergy Corp.	60,956	2,468,108
Genie Energy Ltd., Class B	12,800	91,392
Great Plains Energy, Inc.	21,541	460,977
Hawaiian Electric Industries, Inc.	13,300	358,701
IDACORP, Inc.	7,100	329,511
Integrys Energy Group, Inc.	11,140	609,246
ITC Holdings Corp.	7,500	607,500
MDU Resources Group, Inc.	26,625	620,895
MGE Energy, Inc.	3,300	172,887
Middlesex Water Co.	4,500	86,895
National Fuel Gas Co.	11,600	631,040
New Jersey Resources Corp.	6,225	261,637
NextEra Energy, Inc.	62,600	4,510,330
NiSource, Inc.	45,464	1,228,892
Northeast Utilities	46,643	1,899,769
Northwest Natural Gas Co.	3,800	172,596
NorthWestern Corp.	7,100	262,629
NRG Energy, Inc.	46,156	1,107,744
NV Energy, Inc.	37,076	701,849
OGE Energy Corp.	14,900	874,779
ONEOK, Inc.	30,300	1,424,403
Ormat Technologies, Inc.	8,600	182,836
Otter Tail Corp.	4,100	110,208
Pepco Holdings, Inc.	32,200	628,544
PG&E Corp.	62,700	2,673,528
Piedmont Natural Gas Co., Inc.	12,300	390,648
Pinnacle West Capital Corp.	16,200	864,756
PNM Resources, Inc.	11,200	239,232
Portland General Electric Co.	10,900	313,048
PPL Corp.	84,800	2,568,592
Public Service Enterprise Group, Inc.	73,800	2,301,084
Questar Corp.	24,700	573,781
SCANA Corp.	19,505	913,029
Sempra Energy	32,775	2,459,764
SJW Corp.	3,200	86,784
South Jersey Industries, Inc.	4,200	227,976
Southwest Gas Corp.	6,500	289,510
TECO Energy, Inc.	29,100	517,107
The AES Corp.	91,296	989,649
The Empire District Electric Co.	6,500	137,865
The Laclede Group, Inc.	3,300	131,736
The Southern Co.	129,300	5,718,939
The York Water Co.	6,100	115,290
UGI Corp.	16,000	563,840
UIL Holdings Corp.	6,966	259,205
Unitil Corp.	3,600	96,408
UNS Energy Corp.	5,700	258,153
Vectren Corp.	11,366	358,711
Westar Energy, Inc.	17,500	526,225
WGL Holdings, Inc.	7,300	306,089
Wisconsin Energy Corp.	34,600	1,364,278
Xcel Energy, Inc.	72,095	2,002,799

		84,412,070

Total Common Stock
(Cost $1,762,241,691)		2,434,921,623

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a)(c)*	1,800	—

Total Rights
(Cost $—)		—

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (c)*	33	5

Total Warrants
(Cost $—)		5

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.4% of net assets

Time Deposit 2.3%
Royal Bank of Canada
0.03%, 02/01/13	56,419,469	56,419,469

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.03%, 03/14/13 (e)(f)	200,000	199,994
0.04%, 03/14/13 (e)(f)	2,962,000	2,961,882
0.06%, 03/14/13 (e)(f)	100,000	99,994
0.07%, 03/14/13 (e)(f)	200,000	199,984

		3,461,854

Total Short-Term Investments
(Cost $59,881,323)		59,881,323

End of Investments.

 23

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.0% of net assets

Wells Fargo Advantage Government Money Market Fund	24,455,976	24,455,976

Total Collateral Invested for Securities on Loan
(Cost $24,455,976)		24,455,976

End of collateral invested for securities on loan.

At 01/31/13 tax basis cost of the fund’s investments was $1,835,525,740 and the unrealized appreciation and depreciation were $789,822,018 and ($130,544,807), respectively, with a net unrealized appreciation of $659,277,211.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $5 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 03/15/13	100	9,001,000	450,630
S&P 500 Index, e-mini, Long, expires 03/15/13	675	50,398,875	1,501,069

Net unrealized gains			1,951,699

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

24

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,434,921,623	$—	$—	$2,434,921,623
Rights[1]	—	—	—	—
Warrants[1]	5	—	—	5
Short-Term Investments[1]	—	59,881,323	—	59,881,323

Total	$2,434,921,628	$59,881,323	$—	$2,494,802,951

Other Financial Instruments
Collateral Invested for Securities on Loan	$24,455,976	$—	$—	$24,455,976
Futures Contracts[2]	1,951,699	—	—	1,951,699

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

 25

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$86,391	$966	($30,585)	$—	($56,772)	$—	$—	$—

Total	$86,391	$966	($30,585)	$—	($56,772)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 for the period ended January 31, 2013.

On January 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46819JAN13

26

Schwab Capital Trust
Schwab International Index Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

96.0%		Common Stock	1,182,194,159	1,546,668,136
0.6%		Preferred Stock	6,156,740	9,988,479
0.2%		Other Investment Company	3,283,500	3,538,800
3.2%		Short-Term Investments	51,533,954	51,533,954

100.0%		Total Investments	1,243,168,353	1,611,729,369
0.4%		Collateral Invested for Securities on Loan	6,391,489	6,391,489
(0	.4)%	Other Assets and Liabilities, Net		(6,864,730)

100.0%		Total Net Assets		1,611,256,128

	Number	Value
Security	of Shares	($)

Common Stock 96.0% of net assets

Australia 8.7%

Banks 2.9%
Australia & New Zealand Banking Group Ltd.	368,121	10,224,118
Bendigo & Adelaide Bank Ltd.	58,930	566,880
Commonwealth Bank of Australia	215,796	14,517,553
National Australia Bank Ltd.	308,097	8,803,799
Westpac Banking Corp.	417,466	12,212,876

		46,325,226

Capital Goods 0.0%
Leighton Holdings Ltd.	20,663	446,717

Commercial & Professional Supplies 0.2%
ALS Ltd.	46,055	541,451
Brambles Ltd.	207,087	1,749,162

		2,290,613

Consumer Services 0.1%
Crown Ltd.	54,264	655,658
Echo Entertainment Group Ltd.	100,330	375,830
Flight Centre Ltd. (a)	7,387	234,214
TABCORP Holdings Ltd.	93,458	297,445
Tatts Group Ltd.	179,936	610,716

		2,173,863

Diversified Financials 0.2%
ASX Ltd.	23,898	873,046
Macquarie Group Ltd.	44,398	1,785,669

		2,658,715

Energy 0.5%
Caltex Australia Ltd.	18,421	373,781
Origin Energy Ltd.	147,635	1,939,510
Santos Ltd.	131,997	1,648,925
Whitehaven Coal Ltd.	52,853	181,326
Woodside Petroleum Ltd.	89,743	3,324,296
WorleyParsons Ltd.	27,720	730,929

		8,198,767

Food & Staples Retailing 0.7%
Metcash Ltd.	115,812	460,176
Wesfarmers Ltd.	135,898	5,333,086
Woolworths Ltd.	168,049	5,474,646

		11,267,908

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	77,601	1,119,969
Treasury Wine Estates Ltd.	86,866	431,118

		1,551,087

Health Care Equipment & Services 0.1%
Cochlear Ltd.	7,752	652,424
Ramsay Health Care Ltd.	17,923	552,119
Sonic Healthcare Ltd.	50,551	720,349

		1,924,892

Insurance 0.5%
AMP Ltd.	397,857	2,208,562
Insurance Australia Group Ltd.	275,405	1,440,977
QBE Insurance Group Ltd.	162,544	2,024,379
Suncorp Group Ltd.	173,385	1,921,636

		7,595,554

Materials 1.9%
Alumina Ltd.	327,010	377,760
Amcor Ltd.	163,364	1,431,073
BHP Billiton Ltd.	437,037	17,189,540
Boral Ltd.	99,599	510,640
Fortescue Metals Group Ltd.	188,571	924,958
Iluka Resources Ltd.	57,132	579,117
Incitec Pivot Ltd.	212,204	715,592
James Hardie Industries plc CDI	59,672	634,012
Newcrest Mining Ltd.	102,926	2,521,074
Orica Ltd.	49,664	1,328,052
OZ Minerals Ltd.	44,193	320,491
Rio Tinto Ltd.	59,564	4,136,810
Sims Metal Management Ltd.	22,423	218,270

		30,887,389

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	67,984	3,891,616

Real Estate 0.7%
CFS Retail Property Trust Group	251,853	525,653
Dexus Property Group	616,982	672,569
Federation Centres	181,994	442,195
Goodman Group	228,386	1,071,268

 1

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
GPT Group	194,809	770,657
Lend Lease Group	74,007	799,994
Mirvac Group	459,754	763,070
Stockland	302,894	1,089,134
Westfield Group	289,103	3,373,810
Westfield Retail Trust	387,362	1,297,248

		10,805,598

Retailing 0.0%
Harvey Norman Holdings Ltd.	68,124	139,502

Software & Services 0.0%
Computershare Ltd.	60,657	663,356

Telecommunication Services 0.2%
Telstra Corp., Ltd.	586,450	2,814,960

Transportation 0.2%
Asciano Ltd.	133,090	671,363
Aurizon Holdings Ltd.	251,829	1,043,541
Qantas Airways Ltd. *	148,963	238,121
Sydney Airport	47,850	158,484
Toll Holdings Ltd.	92,053	507,436
Transurban Group	178,171	1,133,980

		3,752,925

Utilities 0.1%
AGL Energy Ltd.	73,758	1,186,026
APA Group	111,040	668,160
SP AusNet	224,108	269,031

		2,123,217

		139,511,905

Austria 0.3%

Banks 0.1%
Erste Group Bank AG *	28,924	973,262
Raiffeisen Bank International AG	6,669	299,516

		1,272,778

Capital Goods 0.1%
Andritz AG	9,797	644,533

Energy 0.1%
OMV AG	20,688	852,261

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,240	276,853

Materials 0.0%
Voestalpine AG	14,994	549,757

Real Estate 0.0%
Immofinanz AG *	121,689	533,104

Telecommunication Services 0.0%
Telekom Austria AG	29,683	219,775

Utilities 0.0%
Verbund AG	9,608	204,741

		4,553,802

Belgium 1.1%

Banks 0.1%
KBC GROEP N.V.	36,978	1,455,695

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	10,830	903,883

Food & Staples Retailing 0.1%
Colruyt S.A.	10,334	500,995
Delhaize Group S.A.	13,897	658,824

		1,159,819

Food, Beverage & Tobacco 0.4%
Anheuser-Busch InBev N.V.	108,857	9,578,173

Insurance 0.1%
Ageas	30,190	997,183

Materials 0.1%
Solvay S.A.	8,007	1,258,012
Umicore S.A.	14,709	765,296

		2,023,308

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	14,806	854,626

Telecommunication Services 0.1%
Belgacom S.A.	19,589	597,922
Telenet Group Holding N.V.	7,632	361,142

		959,064

		17,931,751

Denmark 1.2%

Banks 0.1%
Danske Bank A/S *	90,649	1,737,035

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	14,191	1,517,991

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	15,535	819,908
William Demant Holding A/S *	3,310	290,085

		1,109,993

Insurance 0.0%
Tryg A/S	3,346	262,945

Materials 0.1%
Novozymes A/S, B Shares	32,383	1,061,239

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Novo Nordisk A/S, Class B	55,199	10,161,699

Telecommunication Services 0.0%
TDC A/S	66,616	510,559

Transportation 0.2%
AP Moller - Maersk A/S, Series A	75	567,128
AP Moller - Maersk A/S, Series B	180	1,435,903
DSV A/S	25,786	661,077

		2,664,108

		19,025,569

Finland 0.8%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	15,028	646,186

Capital Goods 0.2%
Kone Oyj, Class B	21,086	1,739,493
Metso Oyj	17,438	779,749

2

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wartsila Oyj Abp	22,877	1,087,202

		3,606,444

Diversified Financials 0.0%
Pohjola Bank plc, A Shares	18,850	322,461

Energy 0.0%
Neste Oil Oyj	17,493	279,188

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	9,130	298,762

Insurance 0.1%
Sampo Oyj, A Shares	56,647	2,033,538

Materials 0.1%
Stora Enso Oyj, R Shares	72,752	518,853
UPM-Kymmene Oyj	71,633	875,862

		1,394,715

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	12,992	362,591

Technology Hardware & Equipment 0.1%
Nokia Oyj (a)	512,503	2,011,576

Telecommunication Services 0.1%
Elisa Oyj	19,292	458,744

Utilities 0.1%
Fortum Oyj	58,639	1,097,228

		12,511,433

France 9.3%

Automobiles & Components 0.3%
Compagnie Generale des Etablissements Michelin	24,427	2,271,798
Peugeot S.A. *	31,040	241,925
Renault S.A.	26,779	1,614,087

		4,127,810

Banks 0.9%
BNP Paribas S.A.	135,941	8,529,530
Credit Agricole S.A. *	132,928	1,313,971
Natixis	131,762	522,095
Societe Generale S.A. *	95,671	4,320,109

		14,685,705

Capital Goods 1.3%
Alstom S.A.	27,159	1,203,856
Bouygues S.A.	25,779	731,451
Compagnie de Saint-Gobain	53,287	2,192,713
European Aeronautic Defence & Space Co., N.V.	56,659	2,656,243
Legrand S.A.	31,978	1,450,751
Rexel S.A.	14,470	307,696
Safran S.A.	30,868	1,417,694
Schneider Electric S.A.	71,233	5,419,244
Thales S.A.	12,374	445,627
Vallourec S.A.	13,711	743,967
Vinci S.A.	62,785	3,195,985
Zodiac Aerospace	4,592	502,735

		20,267,962

Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	7,455	892,306
Edenred	22,688	727,036
Societe BIC S.A.	3,926	528,268

		2,147,610

Consumer Durables & Apparel 0.5%
Christian Dior S.A.	7,386	1,289,788
LVMH Moet Hennessy Louis Vuitton S.A.	34,456	6,487,282

		7,777,070

Consumer Services 0.1%
Accor S.A.	20,125	785,579
Sodexo	13,250	1,181,122

		1,966,701

Diversified Financials 0.0%
Eurazeo	3,614	190,657
Wendel S.A.	4,484	486,487

		677,144

Energy 1.1%
Compagnie Generale de Geophysique - Veritas *	21,294	616,880
Technip S.A.	13,641	1,477,036
Total S.A.	288,507	15,634,864

		17,728,780

Food & Staples Retailing 0.2%
Carrefour S.A.	80,907	2,306,667
Casino Guichard Perrachon S.A.	7,517	736,135

		3,042,802

Food, Beverage & Tobacco 0.6%
Danone S.A.	78,562	5,444,516
Pernod-Ricard S.A.	28,500	3,567,444
Remy Cointreau S.A.	3,002	383,115

		9,395,075

Health Care Equipment & Services 0.2%
Essilor International S.A.	27,724	2,825,903

Household & Personal Products 0.3%
L’Oreal S.A.	32,970	4,895,831

Insurance 0.3%
AXA S.A.	237,786	4,402,598
CNP Assurances	23,314	385,433
SCOR SE	21,612	622,225

		5,410,256

Materials 0.7%
Air Liquide S.A.	42,491	5,424,929
ArcelorMittal	135,433	2,323,956
Arkema S.A.	8,323	943,660
Imerys S.A.	4,634	306,439
Lafarge S.A.	25,184	1,538,022

		10,537,006

Media 0.3%
Eutelsat Communications S.A.	17,773	610,526
JC Decaux S.A.	9,072	253,392
Lagardere S.C.A.	16,104	582,097
Publicis Groupe S.A.	23,744	1,553,758
SES S.A.	40,718	1,246,141

		4,245,914

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Sanofi	161,637	15,757,377

 3

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.3%
Fonciere des Regions	3,999	337,633
Gecina S.A.	2,992	338,896
ICADE	3,182	280,715
Klepierre	12,841	505,964
Unibail-Rodamco SE	12,603	2,976,471

		4,439,679

Retailing 0.1%
PPR	10,071	2,165,927

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	85,053	735,270

Software & Services 0.1%
AtoS	7,278	531,971
Cap Gemini S.A.	20,192	973,065
Dassault Systemes S.A.	8,246	916,894

		2,421,930

Technology Hardware & Equipment 0.1%
Gemalto N.V.	10,660	948,869

Telecommunication Services 0.4%
France Telecom S.A.	254,186	2,886,740
Iliad S.A.	3,071	569,179
Vivendi S.A.	176,526	3,780,406

		7,236,325

Transportation 0.1%
Aeroports de Paris	4,137	340,994
Groupe Eurotunnel S.A. - Reg’d	73,526	625,218

		966,212

Utilities 0.3%
EDF S.A.	33,008	633,673
GDF Suez	174,816	3,586,127
Suez Environnement Co.	38,178	504,861
Veolia Environnement S.A.	45,958	588,420

		5,313,081

		149,716,239

Germany 7.9%

Automobiles & Components 0.9%
Bayerische Motoren Werke AG	45,048	4,537,166
Continental AG	14,751	1,731,187
Daimler AG - Reg’d	123,206	7,170,854
Volkswagen AG	4,026	930,032

		14,369,239

Banks 0.1%
Commerzbank AG *	508,553	1,113,518

Capital Goods 0.9%
Brenntag AG	6,902	982,659
GEA Group AG	23,827	863,333
Hochtief AG *	4,149	270,748
MAN SE	5,692	686,002
Siemens AG - Reg’d	111,517	12,218,197

		15,020,939

Consumer Durables & Apparel 0.2%
Adidas AG	28,750	2,669,946
Hugo Boss AG	3,434	403,512

		3,073,458

Diversified Financials 0.5%
Deutsche Bank AG - Reg’d	126,018	6,517,574
Deutsche Boerse AG	25,821	1,700,243

		8,217,817

Food & Staples Retailing 0.0%
Metro AG	17,029	525,907

Food, Beverage & Tobacco 0.0%
Suedzucker AG	10,950	468,389

Health Care Equipment & Services 0.3%
Celesio AG	11,605	210,791
Fresenius Medical Care AG & Co KGaA	29,065	2,048,761
Fresenius SE & Co KGaA	16,690	2,029,890

		4,289,442

Household & Personal Products 0.1%
Beiersdorf AG	13,321	1,169,095
Henkel AG & Co. KGaA	17,376	1,288,938

		2,458,033

Insurance 0.9%
Allianz SE - Reg’d	61,710	8,829,904
Hannover Rueckversicherung AG - Reg’d	8,228	664,253
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	24,466	4,493,318

		13,987,475

Materials 1.4%
BASF SE	124,488	12,608,227
HeidelbergCement AG	19,640	1,238,069
K&S AG - Reg’d	22,781	1,026,951
Lanxess AG	11,353	958,986
Linde AG	24,892	4,537,142
Salzgitter AG	5,330	248,460
ThyssenKrupp AG	50,861	1,234,614

		21,852,449

Media 0.1%
Axel Springer AG	5,400	252,282
Kabel Deutschland Holding AG	11,684	946,743

		1,199,025

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bayer AG - Reg’d	112,082	11,060,554
Merck KGaA	9,055	1,258,939
QIAGEN N.V. *	31,809	667,756

		12,987,249

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	143,788	1,296,895

Software & Services 0.7%
SAP AG	124,864	10,239,759
United Internet AG - Reg’d	12,162	282,764

		10,522,523

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	378,832	4,654,025

Transportation 0.2%
Deutsche Lufthansa AG - Reg’d	31,243	620,599
Deutsche Post AG - Reg’d	121,698	2,857,697

4

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fraport AG	5,014	303,905

		3,782,201

Utilities 0.4%
E.ON SE AG	245,782	4,273,721
RWE AG	67,349	2,532,439

		6,806,160

		126,624,744

Greece 0.1%

Consumer Services 0.0%
OPAP S.A.	30,470	263,799

Food, Beverage & Tobacco 0.1%
Coca Cola Hellenic Bottling Co., S.A. *	27,404	712,556

		976,355

Hong Kong 3.0%

Banks 0.3%
Bank of East Asia Ltd.	181,600	746,395
BOC Hong Kong (Holdings) Ltd.	496,000	1,711,547
Hang Seng Bank Ltd.	103,136	1,688,879
Wing Hang Bank Ltd.	24,500	256,879

		4,403,700

Capital Goods 0.2%
Hopewell Holdings Ltd.	84,500	348,586
Hutchison Whampoa Ltd.	286,370	3,200,781
NWS Holdings Ltd.	192,000	342,634

		3,892,001

Consumer Durables & Apparel 0.0%
Yue Yuen Industrial Holdings Ltd.	105,500	353,402

Consumer Services 0.3%
Galaxy Entertainment Group Ltd. *	282,000	1,270,744
MGM China Holdings Ltd.	128,400	303,626
Sands China Ltd.	329,600	1,663,286
Shangri-La Asia Ltd.	224,000	530,141
SJM Holdings Ltd.	260,000	709,793
Wynn Macau Ltd. *	212,000	594,816

		5,072,406

Diversified Financials 0.2%
First Pacific Co., Ltd.	282,000	363,206
Hong Kong Exchanges & Clearing Ltd.	148,018	2,807,998

		3,171,204

Insurance 0.3%
AIA Group Ltd.	1,474,400	5,865,334

Real Estate 1.1%
Cheung Kong (Holdings) Ltd.	188,656	3,094,091
Hang Lung Properties Ltd.	301,000	1,136,640
Henderson Land Development Co., Ltd.	130,000	935,964
Hysan Development Co., Ltd.	87,000	438,073
Kerry Properties Ltd.	98,000	529,157
New World Development Co., Ltd.	495,000	910,421
Sino Land Co., Ltd.	416,000	777,794
Sun Hung Kai Properties Ltd.	211,604	3,476,403
Swire Pacific Ltd., Class A	91,590	1,175,588
Swire Properties Ltd.	157,000	574,958
The Link REIT	307,000	1,596,080
Wharf Holdings Ltd.	206,100	1,820,559
Wheelock & Co., Ltd.	124,000	698,742

		17,164,470

Retailing 0.1%
Li & Fung Ltd.	784,000	1,099,516

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	27,000	341,012

Telecommunication Services 0.0%
HKT Trust & HKT Ltd.	301,000	280,575
PCCW Ltd.	536,000	236,989

		517,564

Transportation 0.1%
Cathay Pacific Airways Ltd.	141,000	273,687
MTR Corp., Ltd.	195,500	807,006
Orient Overseas International Ltd.	30,000	210,181

		1,290,874

Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	64,000	406,432
CLP Holdings Ltd.	241,580	2,052,794
Hong Kong & China Gas Co., Ltd.	697,031	1,975,314
Power Assets Holdings Ltd.	189,500	1,641,961

		6,076,501

		49,247,984

Ireland 0.2%

Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	20,372	1,069,102

Materials 0.1%
CRH plc	97,761	2,108,943

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Elan Corp. plc *	65,467	690,755

Transportation 0.0%
Ryanair Holdings plc	25,968	193,704

		4,062,504

Israel 0.5%

Banks 0.1%
Bank Hapoalim B.M. *	144,407	608,813
Bank Leumi Le-Israel B.M. *	160,854	537,475
Mizrahi Tefahot Bank Ltd. *	16,863	178,556

		1,324,844

Energy 0.0%
Delek Group Ltd.	790	195,146

Materials 0.1%
Israel Chemicals Ltd.	58,265	773,856

 5

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Israel Corp., Ltd.	316	216,251

		990,107

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	127,622	4,849,318

Semiconductors & Semiconductor Equipment 0.0%
Mellanox Technologies Ltd. *	4,792	243,383

Software & Services 0.0%
NICE Systems Ltd. *	8,174	300,382

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	271,806	318,534

		8,221,714

Italy 2.3%

Automobiles & Components 0.1%
Fiat S.p.A. *	117,793	720,999
Pirelli & C. S.p.A.	32,458	398,113

		1,119,112

Banks 0.5%
Banca Monte dei Paschi di Siena S.p.A. (a)*	860,993	287,606
Banco Popolare Scarl *	229,087	477,298
Intesa Sanpaolo S.p.A.	1,350,261	2,752,304
Intesa Sanpaolo S.p.A. - RSP	124,963	212,085
UniCredit S.p.A. *	547,121	3,531,755
Unione di Banche Italiane S.C.P.A.	110,740	577,983

		7,839,031

Capital Goods 0.1%
Fiat Industrial S.p.A.	117,545	1,512,704
Finmeccanica S.p.A. *	58,072	381,626
Prysmian S.p.A.	27,788	593,868

		2,488,198

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	22,095	1,019,718

Diversified Financials 0.0%
Exor S.p.A.	8,747	258,533
Mediobanca S.p.A.	69,344	510,399

		768,932

Energy 0.7%
Eni S.p.A.	344,796	8,612,159
Saipem S.p.A.	35,929	1,020,190
Tenaris S.A.	64,434	1,351,652

		10,984,001

Insurance 0.2%
Assicurazioni Generali S.p.A.	159,328	3,050,107

Telecommunication Services 0.1%
Telecom Italia S.p.A.	1,241,406	1,231,839
Telecom Italia S.p.A. - RSP	808,777	690,954

		1,922,793

Transportation 0.1%
Atlantia S.p.A.	47,830	883,207

Utilities 0.4%
Enel Green Power S.p.A.	231,830	478,024
Enel S.p.A.	886,701	3,866,171
Snam S.p.A.	235,423	1,189,749
Terna - Rete Elettrica Nationale S.p.A.	183,741	773,618

		6,307,562

		36,382,661

Japan 19.0%

Automobiles & Components 2.7%
Aisin Seiki Co., Ltd.	26,100	854,945
Bridgestone Corp.	87,057	2,283,222
Daihatsu Motor Co., Ltd.	26,000	540,867
Denso Corp.	65,300	2,446,497
Fuji Heavy Industries Ltd.	80,000	1,081,978
Honda Motor Co., Ltd.	220,939	8,351,315
Isuzu Motors Ltd.	156,000	978,356
Koito Manufacturing Co., Ltd.	13,000	216,714
Mazda Motor Corp. *	362,000	979,253
Mitsubishi Motors Corp. *	522,000	542,749
NGK Spark Plug Co., Ltd.	26,000	330,723
NHK Spring Co., Ltd.	20,000	175,562
Nissan Motors Co., Ltd.	340,696	3,488,232
NOK Corp.	14,200	212,319
Stanley Electric Co., Ltd.	19,800	324,223
Sumitomo Rubber Industries Ltd.	23,400	312,270
Suzuki Motor Corp.	49,100	1,288,372
Toyoda Gosei Co., Ltd.	8,800	194,982
Toyota Boshoku Corp.	14,000	183,375
Toyota Industries Corp.	21,600	717,274
Toyota Motor Corp.	373,903	17,859,270
Yamaha Motor Co., Ltd.	38,200	486,181

		43,848,679

Banks 2.0%
Aozora Bank Ltd.	127,000	357,048
Fukuoka Financial Group, Inc.	106,000	446,313
Mitsubishi UFJ Financial Group, Inc.	1,727,109	9,822,313
Mizuho Financial Group, Inc.	3,101,434	6,190,393
Resona Holdings, Inc.	253,900	1,130,705
Seven Bank Ltd.	62,000	149,997
Shinsei Bank Ltd.	203,000	414,721
Sumitomo Mitsui Financial Group, Inc.	182,546	7,331,755
Sumitomo Mitsui Trust Holdings, Inc.	427,000	1,577,147
Suruga Bank Ltd.	25,000	325,925
The Bank of Kyoto Ltd.	44,000	364,074
The Bank of Yokohama Ltd.	158,000	754,665
The Chiba Bank Ltd.	104,000	648,052
The Chugoku Bank Ltd.	24,000	330,568
The Gunma Bank Ltd.	52,000	250,992
The Hachijuni Bank Ltd.	57,000	285,374
The Hiroshima Bank Ltd.	67,000	284,841
The Iyo Bank Ltd.	33,000	269,864
The Joyo Bank Ltd.	81,000	379,755
The Nishi-Nippon City Bank Ltd.	91,000	235,851

6

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Shizuoka Bank Ltd.	74,000	697,732
Yamaguchi Financial Group, Inc.	28,000	269,766

		32,517,851

Capital Goods 2.7%
Amada Co., Ltd.	49,000	306,227
Asahi Glass Co., Ltd.	138,000	915,558
Chiyoda Corp.	21,000	263,247
Daikin Industries Ltd.	32,000	1,222,691
Fanuc Corp.	26,100	4,072,917
Fuji Electric Co., Ltd.	75,000	175,135
Furukawa Electric Co., Ltd. *	70,000	141,855
GS Yuasa Corp. (a)	40,000	142,420
Hino Motors Ltd.	35,000	367,787
Hitachi Construction Machinery Co., Ltd.	14,600	335,279
IHI Corp.	187,000	484,788
ITOCHU Corp.	204,000	2,307,139
JGC Corp.	28,000	793,768
JTEKT Corp.	30,300	323,656
Kajima Corp.	111,000	332,729
Kawasaki Heavy Industries Ltd.	191,000	591,732
Kinden Corp.	30,000	198,929
Komatsu Ltd.	127,509	3,391,229
Kubota Corp.	148,000	1,690,459
Kurita Water Industries Ltd.	15,400	302,692
LIXIL Group Corp.	36,300	843,553
Mabuchi Motor Co., Ltd.	3,300	148,172
Makita Corp.	15,300	745,132
Marubeni Corp.	224,000	1,645,354
Mitsubishi Corp.	192,100	4,052,769
Mitsubishi Electric Corp.	260,000	2,154,846
Mitsubishi Heavy Industries Ltd.	409,000	2,187,052
Mitsui & Co., Ltd.	237,300	3,586,486
Nabtesco Corp.	13,000	271,402
NGK Insulators Ltd.	35,000	407,088
Nidec Corp.	14,600	834,553
NSK Ltd.	60,000	425,221
Obayashi Corp.	93,000	476,855
Shimizu Corp.	77,000	249,406
SMC Corp.	7,500	1,298,124
Sojitz Corp.	168,000	252,157
Sumitomo Corp.	150,600	1,948,058
Sumitomo Electric Industries Ltd.	102,900	1,158,413
Sumitomo Heavy Industries Ltd.	74,000	326,549
Taisei Corp.	134,000	399,871
The Japan Steel Works Ltd.	43,000	248,094
THK Co., Ltd.	16,400	284,946
TOTO Ltd.	40,000	316,594
Toyota Tsusho Corp.	29,000	689,774
Ushio, Inc.	14,300	154,598

		43,465,304

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	76,000	614,417
Park24 Co., Ltd.	13,100	236,461
Secom Co., Ltd.	27,900	1,391,638
Toppan Printing Co., Ltd.	76,000	471,716

		2,714,232

Consumer Durables & Apparel 0.6%
Asics Corp.	20,000	284,838
Casio Computer Co., Ltd. (a)	32,000	276,051
Namco Bandai Holdings, Inc.	23,000	328,073
Nikon Corp.	46,000	1,315,277
Panasonic Corp.	297,312	1,957,060
Rinnai Corp.	4,400	311,097
Sankyo Co., Ltd.	6,400	254,978
Sega Sammy Holdings, Inc.	26,600	469,863
Sekisui Chemical Co., Ltd.	59,000	568,447
Sekisui House Ltd.	74,000	814,430
Sharp Corp. (a)	126,785	431,654
Shimano, Inc.	10,200	696,533
Sony Corp.	135,400	2,025,286
Yamaha Corp.	22,000	233,077

		9,966,664

Consumer Services 0.1%
Benesse Holdings, Inc.	9,200	401,072
McDonald’s Holdings Co., Ltd.	9,000	231,010
Oriental Land Co., Ltd.	6,800	904,113

		1,536,195

Diversified Financials 0.4%
Acom Co., Ltd. *	5,360	140,094
Aeon Credit Service Co., Ltd.	8,600	178,431
Credit Saison Co., Ltd.	21,900	463,425
Daiwa Securities Group, Inc.	222,000	1,291,242
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,950	361,224
Nomura Holdings, Inc.	493,300	2,823,787
ORIX Corp.	14,290	1,528,754
SBI Holdings, Inc.	30,590	254,003

		7,040,960

Energy 0.3%
Cosmo Oil Co., Ltd.	74,000	166,362
Idemitsu Kosan Co., Ltd.	3,000	263,042
Inpex Corp.	292	1,690,615
Japan Petroleum Exploration Co.	3,900	143,704
JX Holdings, Inc.	302,000	1,781,746
Showa Shell Sekiyu K.K.	33,500	194,408
TonenGeneral Sekiyu K.K.	39,000	340,083

		4,579,960

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	81,900	928,941
FamilyMart Co., Ltd.	7,700	309,317
Lawson, Inc.	8,200	594,225
Seven & I Holdings Co., Ltd.	101,403	3,080,442

		4,912,925

Food, Beverage & Tobacco 0.7%
Ajinomoto Co., Inc.	88,000	1,193,617
Asahi Group Holdings Ltd.	52,800	1,122,142
Calbee, Inc.	2,200	181,085
Coca-Cola West Co., Ltd.	8,300	131,070
Japan Tobacco, Inc.	121,400	3,787,809
Kikkoman Corp.	22,000	328,988
Kirin Holdings Co., Ltd.	117,000	1,462,003
Meiji Holdings Co., Ltd.	8,400	371,435
Nippon Meat Packers, Inc.	23,000	311,266
Nisshin Seifun Group, Inc.	25,500	310,307

 7

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nissin Food Holdings Co., Ltd.	8,000	303,639
Toyo Suisan Kaisha Ltd.	12,000	332,703
Yakult Honsha Co., Ltd.	13,200	556,259
Yamazaki Baking Co., Ltd.	14,000	156,635

		10,548,958

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	5,300	232,212
M3, Inc.	100	163,225
Medipal Holdings Corp.	20,000	253,406
Miraca Holdings, Inc.	7,600	316,867
Olympus Corp. *	29,000	643,940
Suzuken Co., Ltd.	9,000	275,470
Sysmex Corp.	9,800	467,547
Terumo Corp.	20,500	896,594

		3,249,261

Household & Personal Products 0.2%
Kao Corp.	70,619	2,025,767
Shiseido Co., Ltd.	49,000	678,412
Unicharm Corp.	15,500	822,098

		3,526,277

Insurance 0.5%
MS&AD Insurance Group Holdings, Inc.	68,162	1,427,696
NKSJ Holdings, Inc.	50,500	1,061,748
Sony Financial Holdings, Inc.	23,700	400,299
T&D Holdings, Inc.	79,000	974,746
The Dai-ichi Life Insurance Co., Ltd.	1,144	1,639,412
Tokio Marine Holdings, Inc.	92,999	2,746,444

		8,250,345

Materials 1.3%
Nippon Steel & Sumitomo Metal Corp.	1,020,410	2,824,480
Air Water, Inc.	20,000	255,453
Asahi Kasei Corp.	172,000	992,685
Daicel Corp.	40,000	279,318
Daido Steel Co., Ltd.	39,000	174,106
Denki Kagaku Kogyo K.K.	54,000	195,004
Hitachi Chemical Co., Ltd.	14,200	199,961
Hitachi Metals Ltd.	22,000	189,151
JFE Holdings, Inc.	66,000	1,408,799
JSR Corp.	24,400	482,455
Kaneka Corp.	38,000	203,276
Kansai Paint Co., Ltd.	30,000	334,086
Kobe Steel Ltd. *	334,000	412,496
Kuraray Co., Ltd.	47,000	603,832
Maruichi Steel Tube Ltd.	6,400	142,337
Mitsubishi Chemical Holdings Corp.	182,500	845,052
Mitsubishi Gas Chemical Co., Inc.	53,000	354,749
Mitsubishi Materials Corp.	147,000	470,683
Mitsui Chemicals, Inc.	117,000	277,470
Nippon Paper Group, Inc. (a)	13,500	191,300
Nitto Denko Corp.	22,500	1,272,507
Oji Holdings Corp.	104,000	336,313
Shin-Etsu Chemical Co., Ltd.	55,160	3,373,870
Showa Denko K.K.	191,000	291,910
Sumitomo Chemical Co., Ltd.	214,000	626,063
Sumitomo Metal Mining Co., Ltd.	71,000	1,104,248
Taiheiyo Cement Corp.	163,000	443,761
Taiyo Nippon Sanso Corp.	36,000	240,408
Teijin Ltd.	126,000	288,782
Toray Industries, Inc.	200,000	1,154,441
Toyo Seikan Kaisha Ltd.	20,700	264,134
Ube Industries Ltd.	119,000	247,730
Yamato Kogyo Co., Ltd.	5,700	163,271

		20,644,131

Media 0.1%
Dentsu, Inc.	24,700	690,673
Hakuhodo DY Holdings, Inc.	3,180	216,693
Jupiter Telecommunications Co., Ltd.	281	336,481
Toho Co., Ltd.	15,500	296,935

		1,540,782

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Astellas Pharma, Inc.	60,870	3,098,613
Chugai Pharmaceutical Co., Ltd.	30,500	627,418
Daiichi Sankyo Co., Ltd.	90,600	1,533,901
Dainippon Sumitomo Pharma Co., Ltd.	21,800	307,323
Eisai Co., Ltd.	33,700	1,473,405
Hisamitsu Pharmaceutical Co., Inc.	8,400	449,962
Kyowa Hakko Kirin Co., Ltd.	34,000	321,475
Mitsubishi Tanabe Pharma Corp.	31,000	415,575
Ono Pharmaceutical Co., Ltd.	11,300	595,341
Otsuka Holdings Co., Ltd.	48,800	1,574,181
Santen Pharmaceutical Co., Ltd.	10,100	415,951
Shionogi & Co., Ltd.	41,000	732,765
Taisho Pharmaceutical Holdings Co., Ltd.	5,000	345,079
Takeda Pharmaceutical Co., Ltd.	107,500	5,524,069
Tsumura & Co.	8,200	269,362

		17,684,420

Real Estate 0.9%
Aeon Mall Co., Ltd.	9,900	238,971
Daito Trust Construction Co., Ltd.	9,900	975,421
Daiwa House Industry Co., Ltd.	69,000	1,267,961
Hulic Co., Ltd.	32,600	206,722
Japan Prime Realty Investment Corp.	121	344,019
Japan Real Estate Investment Corp.	79	798,779
Japan Retail Fund Investment Corp.	299	566,551
Mitsubishi Estate Co., Ltd.	170,502	4,129,544
Mitsui Fudosan Co., Ltd.	114,777	2,623,698
Nippon Building Fund, Inc.	82	846,312
Nomura Real Estate Holdings, Inc.	13,000	237,226
Nomura Real Estate Office Fund, Inc.	37	218,274

8

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NTT Urban Development Corp.	155	154,961
Sumitomo Realty & Development Co., Ltd.	49,000	1,493,982
Tokyu Land Corp.	58,000	413,154

		14,515,575

Retailing 0.4%
ABC-Mart, Inc.	3,600	136,969
Don Quijote Co., Ltd.	7,200	286,667
Fast Retailing Co., Ltd.	7,200	1,891,997
Isetan Mitsukoshi Holdings Ltd.	46,800	462,164
J. Front Retailing Co., Ltd.	60,000	329,120
Marui Group Co., Ltd.	30,000	243,878
Nitori Holdings Co., Ltd.	4,600	351,125
Rakuten, Inc. *	96,700	882,601
Sanrio Co., Ltd. (a)	6,100	243,305
Shimamura Co., Ltd.	3,000	294,580
Takashimaya Co., Ltd.	36,000	264,917
USS Co., Ltd.	2,990	335,878
Yamada Denki Co., Ltd.	11,850	456,353

		6,179,554

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	20,400	277,787
Rohm Co., Ltd.	13,200	438,845
Sumco Corp. *	15,800	164,623
Tokyo Electron Ltd.	23,400	1,006,239

		1,887,494

Software & Services 0.3%
Dena Co., Ltd.	14,100	445,920
Gree, Inc. (a)	13,000	193,296
Itochu Techno-Solutions Corp.	3,200	138,873
Konami Corp.	12,700	269,518
Nexon Co., Ltd. *	15,000	158,326
Nintendo Co., Ltd.	14,339	1,397,017
Nomura Research Institute Ltd.	13,800	317,069
NTT Data Corp.	172	525,088
Oracle Corp., Japan	5,200	216,486
Otsuka Corp.	2,200	180,098
Square Enix Holdings Co., Ltd.	14,800	183,901
Trend Micro, Inc. *	14,500	423,319
Yahoo Japan Corp.	1,894	742,716

		5,191,627

Technology Hardware & Equipment 1.7%
Brother Industries Ltd.	32,200	342,375
Canon, Inc.	154,195	5,615,046
Citizen Holdings Co., Ltd.	36,000	206,208
FUJIFILM Holdings Corp.	63,211	1,260,403
Fujitsu Ltd.	247,000	1,000,170
Hamamatsu Photonics K.K.	9,100	347,931
Hirose Electric Co., Ltd.	3,900	464,240
Hitachi High-Technologies Corp.	8,400	166,822
Hitachi Ltd.	634,079	3,762,685
Hoya Corp.	59,407	1,147,062
Ibiden Co., Ltd.	16,500	235,169
Keyence Corp.	6,100	1,692,337
Konica Minolta Holdings, Inc.	65,500	523,147
Kyocera Corp.	20,400	1,847,833
Murata Manufacturing Co., Ltd.	27,474	1,694,205
NEC Corp. *	350,000	853,911
Nippon Electric Glass Co., Ltd.	54,000	260,247
Omron Corp.	27,700	660,206
Ricoh Co., Ltd.	85,000	946,275
Shimadzu Corp.	32,000	214,208
TDK Corp.	16,800	623,047
Toshiba Corp.	538,178	2,396,299
Yaskawa Electric Corp.	29,000	270,882
Yokogawa Electric Corp.	29,300	326,238

		26,856,946

Telecommunication Services 0.8%
KDDI Corp.	36,200	2,693,507
Nippon Telegraph & Telephone Corp.	60,078	2,516,152
NTT DoCoMo, Inc.	2,057	3,118,569
Softbank Corp.	129,000	4,596,489

		12,924,717

Transportation 0.9%
All Nippon Airways Co., Ltd. (a)	152,000	297,622
Central Japan Railway Co.	19,300	1,688,072
East Japan Railway Co.	45,860	3,095,883
Hankyu Hanshin Holdings, Inc.	154,000	840,352
Japan Airlines Co., Ltd. *	8,000	330,013
Kamigumi Co., Ltd.	34,000	276,949
Keikyu Corp.	64,000	542,860
Keio Corp.	79,000	586,354
Keisei Electric Railway Co., Ltd.	38,000	336,921
Kintetsu Corp. (a)	215,000	883,374
Mitsubishi Logistics Corp.	16,000	239,975
Mitsui O.S.K. Lines, Ltd.	146,000	481,730
Nippon Express Co., Ltd.	125,000	515,935
Nippon Yusen K.K.	217,000	520,010
Odakyu Electric Railway Co., Ltd.	85,000	851,500
Tobu Railway Co., Ltd.	139,000	746,433
Tokyu Corp.	161,000	875,456
West Japan Railway Co.	23,100	910,909
Yamato Holdings Co., Ltd.	51,000	857,171

		14,877,519

Utilities 0.5%
Chubu Electric Power Co., Inc.	86,700	1,095,164
Electric Power Development Co., Ltd.	15,900	365,557
Hokkaido Electric Power Co., Inc.	25,000	239,573
Hokuriku Electric Power Co.	23,000	253,576
Kyushu Electric Power Co., Inc.	56,300	541,892
Osaka Gas Co., Ltd.	244,000	915,264
Shikoku Electric Power Co., Inc.	22,900	280,928
The Chugoku Electric Power Co., Inc.	40,500	532,920
The Kansai Electric Power Co., Inc.	102,500	976,577
Toho Gas Co., Ltd.	56,000	299,365
Tohoku Electric Power Co., Inc. *	61,500	500,699
Tokyo Electric Power Co., Inc. *	194,090	452,091
Tokyo Gas Co., Ltd.	331,201	1,561,808

		8,015,414

		306,475,790

 9

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Netherlands 2.5%

Capital Goods 0.3%
Koninklijke Boskalis Westminster N.V.	9,644	441,509
Koninklijke Philips Electronics N.V.	142,035	4,423,829

		4,865,338

Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	16,328	676,988

Diversified Financials 0.3%
ING Groep N.V. CVA *	519,137	5,250,706

Energy 0.0%
Fugro N.V. CVA	9,440	571,356

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	140,747	2,068,220

Food, Beverage & Tobacco 0.8%
DE Master Blenders 1753 N.V. *	80,000	986,920
Heineken Holding N.V.	13,324	787,250
Heineken N.V.	31,007	2,180,450
Unilever N.V. CVA	220,788	8,945,500

		12,900,120

Insurance 0.1%
Aegon N.V.	234,679	1,566,791
Delta Lloyd N.V.	18,600	366,365

		1,933,156

Materials 0.2%
Akzo Nobel N.V.	32,740	2,240,817
Koninklijke DSM N.V.	20,202	1,237,471

		3,478,288

Media 0.2%
Reed Elsevier N.V.	92,572	1,437,813
Wolters Kluwer N.V.	40,265	815,674

		2,253,487

Real Estate 0.0%
Corio N.V.	8,303	402,960

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	43,455	3,259,783

Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	136,326	766,390
Ziggo N.V.	16,105	513,774

		1,280,164

Transportation 0.1%
Koninklijke Vopak N.V.	9,594	654,796
TNT Express N.V.	44,319	340,538

		995,334

		39,935,900

New Zealand 0.1%

Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	78,727	262,332

Materials 0.1%
Fletcher Building Ltd.	93,568	747,500

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	247,415	503,843

Transportation 0.0%
Auckland International Airport Ltd.	126,326	300,689

Utilities 0.0%
Contact Energy Ltd. *	47,421	207,757

		2,022,121

Norway 0.9%

Banks 0.1%
DnB A.S.A.	129,736	1,817,391

Capital Goods 0.1%
Orkla A.S.A.	105,200	927,920

Energy 0.5%
Aker Solutions A.S.A.	22,400	489,894
Seadrill Ltd.	47,400	1,873,800
Statoil A.S.A.	152,011	4,049,951
Subsea 7 S.A.	38,400	927,616

		7,341,261

Insurance 0.0%
Gjensidige Forsikring A.S.A.	27,290	428,951

Materials 0.1%
Norsk Hydro A.S.A.	123,800	594,333
Yara International A.S.A.	24,800	1,322,543

		1,916,876

Telecommunication Services 0.1%
Telenor A.S.A.	97,038	2,137,796

		14,570,195

Portugal 0.2%

Banks 0.0%
Banco Espirito Santo, S.A. - Reg’d *	269,627	382,392

Energy 0.0%
Galp Energia, SGPS, S.A.	36,225	588,514

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	30,054	639,358

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	86,110	502,705

Utilities 0.1%
EDP - Energias de Portugal S.A.	258,653	832,865

		2,945,834

Singapore 1.7%

Banks 0.5%
DBS Group Holdings Ltd.	246,246	2,976,176
Oversea-Chinese Banking Corp., Ltd.	355,552	2,808,861
United Overseas Bank Ltd.	172,233	2,623,036

		8,408,073

10

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.3%
Fraser & Neave Ltd.	125,000	962,922
Keppel Corp., Ltd.	194,800	1,810,011
Noble Group Ltd.	488,000	481,240
SembCorp Industries Ltd.	134,000	593,533
SembCorp Marine Ltd.	125,000	477,638
Singapore Technologies Engineering Ltd.	220,000	696,816
Yangzijiang Shipbuilding Holdings Ltd.	221,000	175,078

		5,197,238

Consumer Services 0.1%
Genting Singapore plc (a)	805,000	1,008,733

Diversified Financials 0.1%
Singapore Exchange Ltd.	117,000	736,407

Food & Staples Retailing 0.0%
Olam International Ltd. (a)	200,000	261,549

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	948,000	487,121
Wilmar International Ltd.	265,000	817,240

		1,304,361

Media 0.0%
Singapore Press Holdings Ltd.	220,000	728,884

Real Estate 0.3%
Ascendas REIT	242,000	494,975
CapitaCommercial Trust	267,000	359,128
Capitaland Ltd.	350,000	1,130,477
CapitaMall Trust	296,000	506,622
CapitaMalls Asia Ltd.	161,000	281,027
City Developments Ltd.	68,000	641,885
Global Logistic Properties Ltd.	295,000	657,432
Keppel Land Ltd.	102,000	350,949
UOL Group Ltd.	63,000	318,199

		4,740,694

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	15,000	613,263

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,086,237	3,069,976
StarHub Ltd.	82,000	258,435

		3,328,411

Transportation 0.1%
ComfortDelGro Corp., Ltd.	257,000	400,718
Hutchison Port Holdings Trust, Class U	653,000	535,017
Singapore Airlines Ltd.	74,000	657,159

		1,592,894

		27,920,507

Spain 2.9%

Banks 1.3%
Banco Bilbao Vizcaya Argentaria S.A.	738,679	7,343,786
Banco de Sabadell S.A. *	376,183	1,009,279
Banco Popular Espanol S.A.	713,360	645,099
Banco Santander S.A.	1,398,901	11,709,600
Bankia S.A. (a)*	203,538	141,020
CaixaBank (a)	109,562	433,708

		21,282,492

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	19,321	463,768
Ferrovial S.A.	56,073	900,435
Zardoya Otis S.A.	20,026	307,534

		1,671,737

Energy 0.2%
Repsol S.A.	111,758	2,492,349

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	78,792	581,656

Insurance 0.0%
Mapfre S.A.	103,173	317,389

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A. *	19,336	658,164

Retailing 0.3%
Inditex S.A.	29,593	4,136,146

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	42,751	1,071,294

Telecommunication Services 0.5%
Telefonica S.A.	555,149	8,034,667

Transportation 0.1%
Abertis Infraestructuras S.A.	49,724	851,339
International Consolidated Airlines Group S.A. *	124,506	421,314

		1,272,653

Utilities 0.3%
Acciona S.A.	3,458	278,210
Enagas S.A.	24,432	578,068
Gas Natural SDG S.A.	47,360	946,125
Iberdrola S.A.	535,543	2,881,697
Red Electrica Corp. S.A.	15,322	853,181

		5,537,281

		47,055,828

Sweden 3.1%

Banks 0.7%
Nordea Bank AB	353,602	3,899,990
Skandinaviska Enskilda Banken AB, A Shares	189,848	1,901,709
Svenska Handelsbanken AB, A Shares	66,443	2,714,865
Swedbank AB, A Shares	110,454	2,608,112

		11,124,676

Capital Goods 0.9%
Alfa Laval AB	46,070	983,898
Assa Abloy AB, B Shares	44,629	1,669,691
Atlas Copco AB, A Shares	90,253	2,571,072
Atlas Copco AB, B Shares	53,246	1,357,896
Sandvik AB	137,589	2,207,363
Scania AB, B Shares	43,664	895,955
Skanska AB, B Shares	51,406	874,276

 11

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SKF AB, B Shares	53,410	1,324,465
Volvo AB, B Shares	191,226	2,830,226

		14,714,842

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	45,857	428,515

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	32,815	866,686
Husqvarna AB, B Shares	51,798	334,888

		1,201,574

Diversified Financials 0.2%
Industrivarden AB, C Shares	16,064	281,933
Investment AB Kinnevik, B Shares	28,060	648,089
Investor AB, B Shares	63,043	1,790,676
Ratos AB, B Shares	26,143	252,055

		2,972,753

Energy 0.0%
Lundin Petroleum AB *	30,365	780,000

Food, Beverage & Tobacco 0.1%
Swedish Match AB	28,075	1,053,610

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	49,332	731,414
Getinge AB, B Shares	25,925	800,012

		1,531,426

Household & Personal Products 0.1%
Svenska Cellulosa AB, B Shares	79,930	1,937,835

Materials 0.0%
Boliden AB	37,321	689,807

Retailing 0.3%
Hennes & Mauritz AB, B Shares	127,597	4,694,972

Technology Hardware & Equipment 0.4%
Hexagon AB, B Shares	32,231	865,608
Telefonaktiebolaget LM Ericsson, B Shares	412,479	4,797,647

		5,663,255

Telecommunication Services 0.2%
Millicom International Cellular S.A. SDR	8,446	778,155
Tele2 AB, B Shares	43,259	775,891
TeliaSonera AB	288,336	2,079,798

		3,633,844

		50,427,109

Switzerland 8.7%

Banks 0.0%
Banque Cantonale Vaudoise - Reg’d	405	216,485

Capital Goods 0.6%
ABB Ltd. - Reg’d *	299,480	6,419,868
Geberit AG - Reg’d *	5,125	1,198,873
Schindler Holding AG	6,633	983,899
Schindler Holding AG - Reg’d	2,938	425,076
Sulzer AG - Reg’d	3,272	514,552

		9,542,268

Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg’d *	18,174	1,042,157
SGS S.A. - Reg’d	725	1,724,729

		2,766,886

Consumer Durables & Apparel 0.5%
Compagnie Financiere Richemont S.A., Series A	70,898	5,823,811
The Swatch Group AG - Bearer Shares	4,219	2,310,991
The Swatch Group AG - Reg’d	5,924	556,970

		8,691,772

Diversified Financials 1.0%
Credit Suisse Group AG - Reg’d	171,046	5,051,468
Julius Baer Group Ltd.	29,085	1,188,426
Pargesa Holding S.A.	3,688	273,322
Partners Group Holding AG	2,329	546,751
UBS AG - Reg’d *	493,546	8,571,721

		15,631,688

Energy 0.2%
Transocean Ltd.	48,234	2,735,580

Food, Beverage & Tobacco 2.0%
Aryzta AG *	11,530	647,476
Barry Callebaut AG - Reg’d	247	248,343
Lindt & Spruengli AG *	122	436,624
Lindt & Spruengli AG - Reg’d *	14	569,314
Nestle S.A. - Reg’d	437,079	30,690,580

		32,592,337

Health Care Equipment & Services 0.0%
Sonova Holding AG - Reg’d *	6,704	775,319

Insurance 0.7%
Baloise Holding AG - Reg’d	6,481	586,496
Swiss Life Holding AG - Reg’d *	4,159	625,774
Swiss Re AG *	47,997	3,568,476
Zurich Insurance Group AG *	19,851	5,708,485

		10,489,231

Materials 0.6%
Ems-Chemie Holding AG - Reg’d	1,099	279,040
Givaudan S.A. - Reg’d	1,091	1,211,475
Holcim Ltd. - Reg’d *	30,813	2,398,458
Sika AG	295	742,648
Syngenta AG - Reg’d	12,684	5,454,600

		10,086,221

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Actelion Ltd. - Reg’d *	15,099	747,941
Lonza Group AG - Reg’d	6,860	403,674
Novartis AG - Reg’d	311,771	21,193,071
Roche Holding AG	95,223	21,047,993

		43,392,679

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	7,243	612,438

12

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Swisscom AG - Reg’d	3,130	1,388,299

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	7,011	822,999

		139,744,202

United Kingdom 21.5%

Automobiles & Components 0.1%
GKN plc	218,612	834,686

Banks 3.1%
Barclays plc	1,575,756	7,565,299
HSBC Holdings plc	2,481,828	28,222,753
Lloyds Banking Group plc *	5,655,983	4,629,501
Royal Bank of Scotland Group plc *	282,656	1,536,910
Standard Chartered plc	324,277	8,622,055

		50,576,518

Capital Goods 0.9%
BAE Systems plc	442,387	2,380,938
Balfour Beatty plc	86,537	363,869
Bunzl plc	45,083	810,079
Cobham plc	138,372	464,507
IMI plc	43,209	801,109
Invensys plc	108,107	591,876
Meggitt plc	106,056	731,341
Melrose Industries plc	160,000	592,406
Rolls-Royce Holdings plc *	256,653	3,853,115
Smiths Group plc	53,553	1,041,974
The Weir Group plc	28,836	907,596
Wolseley plc *	37,186	1,735,196

		14,274,006

Commercial & Professional Supplies 0.5%
Aggreko plc	36,295	917,980
Babcock International Group plc	48,999	806,835
Capita plc	86,930	1,083,846
Experian plc	139,358	2,383,898
G4S plc	188,592	830,155
Intertek Group plc	21,852	1,077,386
Serco Group plc	67,334	592,005

		7,692,105

Consumer Durables & Apparel 0.1%
Burberry Group plc	59,816	1,285,025

Consumer Services 0.4%
Carnival plc	24,999	1,013,339
Compass Group plc	250,381	3,030,991
InterContinental Hotels Group plc	36,970	1,085,082
TUI Travel plc	52,053	239,779
Whitbread plc	24,188	985,812

		6,355,003

Diversified Financials 0.2%
3i Group plc	130,355	544,713
Aberdeen Asset Management plc	115,543	737,422
Hargreaves Lansdown plc	31,830	348,680
ICAP plc	69,275	358,248
Investec plc	73,220	535,876
London Stock Exchange Group plc	23,715	452,954
Schroders plc	15,420	473,855

		3,451,748

Energy 3.8%
AMEC plc	43,001	736,819
BG Group plc	461,112	8,184,231
BP plc	2,580,805	19,104,446
Petrofac Ltd.	35,391	918,118
Royal Dutch Shell plc, A Shares	503,630	17,853,035
Royal Dutch Shell plc, B Shares	356,553	12,959,594
Tullow Oil plc	122,708	2,212,500

		61,968,743

Food & Staples Retailing 0.5%
J. Sainsbury plc	173,373	908,358
Tesco plc	1,093,155	6,178,101
WM Morrison Supermarkets plc	311,234	1,237,926

		8,324,385

Food, Beverage & Tobacco 2.8%
Associated British Foods plc	48,027	1,331,809
British American Tobacco plc	263,401	13,689,368
Diageo plc	339,704	10,112,359
Imperial Tobacco Group plc	135,296	5,030,872
SABMiller plc	129,673	6,474,894
Tate & Lyle plc	63,775	821,828
Unilever plc	173,067	7,049,619

		44,510,749

Health Care Equipment & Services 0.1%
Smith & Nephew plc	121,818	1,404,688

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	88,394	5,888,985

Insurance 0.9%
Admiral Group plc	27,667	537,274
Aviva plc	390,663	2,276,145
Legal & General Group plc	792,998	1,915,020
Old Mutual plc	670,943	1,991,839
Prudential plc	348,399	5,288,667
Resolution Ltd.	182,867	759,583
RSA Insurance Group plc	475,924	994,574
Standard Life plc	313,588	1,719,708

		15,482,810

Materials 2.5%
Anglo American plc	188,617	5,641,797
Antofagasta plc	52,809	957,571
BHP Billiton plc	286,264	9,816,532
Croda International plc	18,209	699,737
Eurasian Natural Resources Corp.	35,143	183,713
Evraz plc	50,907	233,087
Fresnillo plc	24,967	656,323
Glencore International plc	510,242	3,185,126
Johnson Matthey plc	27,961	1,003,456
Kazakhmys plc	29,214	338,142
Randgold Resources Ltd.	11,543	1,087,260
Rexam plc	107,697	800,580

 13

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rio Tinto plc	181,685	10,264,155
Vedanta Resources plc	13,525	258,282
Xstrata plc	286,468	5,364,920

		40,490,681

Media 0.6%
British Sky Broadcasting Group plc	147,583	1,909,094
ITV plc	497,832	904,846
Pearson plc	109,037	2,063,412
Reed Elsevier plc	165,989	1,806,626
WPP plc	169,031	2,654,132

		9,338,110

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
AstraZeneca plc	169,014	8,166,710
GlaxoSmithKline plc	674,134	15,420,095
Shire plc	77,366	2,588,065

		26,174,870

Real Estate 0.2%
British Land Co., plc	115,224	1,026,470
Capital Shopping Centres Group plc	76,214	430,488
Hammerson plc	97,236	748,529
Land Securities Group plc	105,823	1,347,820
Segro plc	96,274	378,866

		3,932,173

Retailing 0.2%
Kingfisher plc	326,298	1,394,390
Marks & Spencer Group plc	216,320	1,301,406
Next plc	22,608	1,454,350

		4,150,146

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	189,474	2,595,424

Software & Services 0.1%
The Sage Group plc	169,617	868,545

Telecommunication Services 1.4%
BT Group plc	1,076,223	4,245,419
Inmarsat plc	61,946	633,319
Vodafone Group plc	6,664,866	18,189,477

		23,068,215

Utilities 0.9%
Centrica plc	709,569	3,940,189
National Grid plc	495,163	5,421,858
Severn Trent plc	32,415	833,763
SSE plc	127,111	2,861,017
United Utilities Group plc	93,029	1,079,547

		14,136,374

		346,803,989

Total Common Stock
(Cost $1,182,194,159)		1,546,668,136

Preferred Stock 0.6% of net assets

Germany 0.6%

Automobiles & Components 0.5%
Bayerische Motoren Werke AG	7,122	486,978
Porsche Automobil Holding SE	21,012	1,829,464
Volkswagen AG	19,602	4,852,979

		7,169,421

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	23,855	2,106,140

Media 0.0%
ProSiebenSat.1 Media AG	12,901	439,965

Utilities 0.0%
RWE AG	5,322	187,550

		9,903,076

United Kingdom 0.0%

Materials 0.0%
Rexam plc, B Shares (b)*	119,663	85,403

Total Preferred Stock
(Cost $6,156,740)		9,988,479

Other Investment Company 0.2% of net assets

United States 0.2%
iShares MSCI EAFE Index Fund	60,000	3,538,800

Total Other Investment Company
(Cost $3,283,500)		3,538,800

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 3.2% of net assets

Time Deposits 3.0%
BNP Paribas
US Dollar
0.03%, 02/01/13	35,000,000	35,000,000
Brown Brothers Harriman
Japanese Yen
0.01%, 02/01/13	1,129,524	12,352
Euro Currency
(0.04)%, 02/01/13	8,447	11,469
Citibank
US Dollar
0.03%, 02/01/13	10,211,413	10,211,413
Societe Generale
US Dollar
0.03%, 02/01/13	1,951,841	1,951,841
Wells Fargo
US Dollar
0.03%, 02/01/13	1,800,962	1,800,962

		48,988,037

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.01%, 03/14/13 (c)(d)	300,000	299,998
0.00%, 03/14/13 (c)(d)	50,000	50,000
0.02%, 03/14/13 (c)(d)	700,000	699,987

14

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)
0.03%, 03/14/13 (c)(d)	150,000	149,995
0.04%, 03/14/13 (c)(d)	846,000	845,965
0.05%, 03/14/13 (c)(d)	500,000	499,972

		2,545,917

Total Short-Term Investments
(Cost $51,533,954)		51,533,954

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.4% of net assets

Wells Fargo Advantage Government Money Market Fund	6,391,489	6,391,489

Total Collateral Invested for Securities on Loan
(Cost $6,391,489)		6,391,489

End of collateral invested for securities on loan.

At 01/31/13, the tax basis cost of the fund’s investments was $1,250,243,665 and the unrealized appreciation and depreciation were $487,062,360 and ($125,576,656), respectively, with a net unrealized appreciation of $361,485,704.

At 01/31/13, the values of certain foreign securities held by the fund aggregating $1,539,739,993 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
MSCI EAFE, e-mini, Long, expires 03/15/13	590	49,601,300	1,415,778

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

 15

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

•	International fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

16

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$624,305,348	$—	$624,305,348
Australia[1]	—	128,706,307	—	128,706,307
Real Estate	442,195	10,363,403	—	10,805,598
Austria[1]	—	4,334,027	—	4,334,027
Telecommunication Services	219,775	—	—	219,775
Belgium[1]	—	15,812,868	—	15,812,868
Food & Staples Retailing	1,159,819	—	—	1,159,819
Telecommunication Services	959,064	—	—	959,064
Denmark[1]	—	17,915,576	—	17,915,576
Health Care Equipment & Services	819,908	290,085	—	1,109,993
France[1]	—	133,084,839	—	133,084,839
Food, Beverage & Tobacco	5,827,631	3,567,444	—	9,395,075
Telecommunication Services	569,179	6,667,146	—	7,236,325
Greece[1]	—	263,799	—	263,799
Food, Beverage & Tobacco	712,556	—	—	712,556
Ireland[1]	—	2,993,402	—	2,993,402
Food, Beverage & Tobacco	1,069,102	—	—	1,069,102
Japan[1]	—	299,743,381	—	299,743,381
Media	336,481	1,204,301	—	1,540,782
Software & Services	445,920	4,745,707	—	5,191,627
Netherlands[1]	—	37,660,402	—	37,660,402
Telecommunication Services	513,774	766,390	—	1,280,164
Transportation	340,538	654,796	—	995,334
Portugal[1]	—	2,357,320	—	2,357,320
Energy	588,514	—	—	588,514
Spain[1]	—	39,846,810	—	39,846,810
Capital Goods	307,534	1,364,203	—	1,671,737
Utilities	853,181	4,684,100	—	5,537,281
Sweden[1]	—	49,373,499	—	49,373,499
Food, Beverage & Tobacco	1,053,610	—	—	1,053,610
Switzerland[1]	—	139,131,764	—	139,131,764
Real Estate	612,438	—	—	612,438
Preferred Stock[1]	—	—	85,403	85,403
Other Investment Company[1]	3,538,800	—	—	3,538,800
Short-Term Investments[1]	—	51,533,954	—	51,533,954

Total	$20,370,019	$1,591,273,947	$85,403	$1,611,729,369

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,391,489	$—	$—	$6,391,489
Futures Contract[2]	1,415,778	—	—	1,415,778

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

 17

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Preferred Stock
United Kingdom	$30,829	$282	($89)	$85,131	($30,750)	$—	$—	$85,403

Total	$30,829	$282	($89)	$85,131	($30,750)	$—	$—	$85,403

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $1,408,729 and $10,612,245 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2013. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

On January 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46820JAN13

18

Schwab Capital Trust
Schwab Core Equity Fund™

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.4%		Common Stock	1,661,621,480	1,964,172,684
0.6%		Other Investment Company	11,737,447	11,737,447
0.0%		Short-Term Investment	865,965	865,965

100.0%		Total Investments	1,674,224,892	1,976,776,096
2.5%		Collateral Invested for Securities on Loan	48,563,882	48,563,882
(2	.5)%	Other Assets and Liabilities, Net		(48,467,356)

100.0%		Total Net Assets		1,976,872,622

	Number	Value
Security	of Shares	($)

Common Stock 99.4% of net assets

Automobiles & Components 0.0%
TRW Automotive Holdings Corp. *	12,600	726,138

Banks 3.3%
SunTrust Banks, Inc.	181,500	5,149,155
Wells Fargo & Co.	1,700,200	59,217,966
Zions Bancorp	17,000	396,440

		64,763,561

Capital Goods 6.7%
3M Co.	44,500	4,474,475
AGCO Corp. *	26,400	1,399,200
Dover Corp.	24,000	1,660,320
Fluor Corp.	399,000	25,867,170
General Electric Co.	1,765,200	39,328,656
Lockheed Martin Corp.	216,500	18,807,355
Northrop Grumman Corp.	229,000	14,894,160
Raytheon Co.	75,000	3,951,000
Roper Industries, Inc.	20,500	2,407,725
Textron, Inc.	535,000	15,386,600
Valmont Industries, Inc.	13,000	1,894,360
Wabtec Corp.	29,000	2,714,980

		132,786,001

Commercial & Professional Supplies 1.1%
Equifax, Inc.	240,400	14,111,480
Nielsen Holdings N.V. *	224,000	7,282,240

		21,393,720

Consumer Durables & Apparel 1.4%
Hanesbrands, Inc. *	65,000	2,436,200
Hasbro, Inc. (a)	145,000	5,418,650
Jarden Corp. *	221,500	13,033,060
Mohawk Industries, Inc. *	52,000	5,286,320
Whirlpool Corp.	6,000	692,280

		26,866,510

Consumer Services 0.8%
Service Corp. International	234,500	3,501,085
Starwood Hotels & Resorts Worldwide, Inc.	67,000	4,114,470
Wyndham Worldwide Corp.	136,000	7,587,440

		15,202,995

Diversified Financials 8.4%
Bank of America Corp.	1,574,000	17,817,680
Citigroup, Inc.	315,000	13,280,400
JPMorgan Chase & Co.	1,181,240	55,577,342
Morgan Stanley	140,000	3,199,000
SLM Corp.	1,100,500	18,587,445
State Street Corp.	471,000	26,211,150
The Bank of New York Mellon Corp.	825,000	22,407,000
The Goldman Sachs Group, Inc.	60,500	8,945,530

		166,025,547

Energy 11.8%
Anadarko Petroleum Corp.	70,000	5,601,400
Apache Corp.	50,000	4,188,000
Chevron Corp.	515,100	59,313,765
EOG Resources, Inc.	58,000	7,248,840
Exxon Mobil Corp.	499,200	44,913,024
HollyFrontier Corp.	43,000	2,245,460
Marathon Oil Corp.	554,500	18,636,745
Marathon Petroleum Corp.	45,000	3,339,450
Murphy Oil Corp.	393,365	23,413,085
National Oilwell Varco, Inc.	68,550	5,082,297
Occidental Petroleum Corp.	291,690	25,747,476
Phillips 66	166,000	10,054,620
Tesoro Corp.	61,000	2,970,090
Valero Energy Corp.	458,500	20,050,205

		232,804,457

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	287,500	29,422,750
CVS Caremark Corp.	69,900	3,578,880
The Kroger Co.	226,400	6,271,280

		39,272,910

 1

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 5.1%
Archer-Daniels-Midland Co.	710,000	20,256,300
Bunge Ltd.	287,400	22,894,284
ConAgra Foods, Inc.	325,000	10,624,250
Constellation Brands, Inc., Class A *	99,400	3,216,584
Ingredion, Inc.	177,200	11,707,604
Kellogg Co.	12,500	731,250
PepsiCo, Inc.	440,000	32,054,000

		101,484,272

Health Care Equipment & Services 1.9%
Baxter International, Inc.	35,000	2,374,400
Boston Scientific Corp. *	332,500	2,483,775
Covidien plc	159,000	9,912,060
Henry Schein, Inc. *	16,100	1,390,074
Medtronic, Inc.	360,500	16,799,300
UnitedHealth Group, Inc.	83,000	4,582,430

		37,542,039

Household & Personal Products 2.1%
Colgate-Palmolive Co.	20,000	2,147,400
Energizer Holdings, Inc.	47,000	4,089,470
The Procter & Gamble Co.	456,000	34,272,960

		40,509,830

Insurance 1.6%
Aflac, Inc.	193,500	10,267,110
HCC Insurance Holdings, Inc.	43,000	1,663,240
MetLife, Inc.	33,100	1,235,954
Prudential Financial, Inc.	27,000	1,562,760
Reinsurance Group of America, Inc.	76,500	4,390,335
The Travelers Cos., Inc.	109,300	8,575,678
Torchmark Corp.	74,000	4,122,540

		31,817,617

Materials 4.1%
Ashland, Inc.	8,300	651,633
CF Industries Holdings, Inc.	9,000	2,062,530
International Paper Co.	783,400	32,448,428
MeadWestvaco Corp.	115,000	3,605,250
Monsanto Co.	45,000	4,560,750
Owens-Illinois, Inc. *	22,000	523,600
PPG Industries, Inc. (a)	275,100	37,928,037

		81,780,228

Media 2.1%
Comcast Corp., Class A	455,000	17,326,400
Liberty Global, Inc., Class A *	292,000	19,940,680
Time Warner Cable, Inc.	22,700	2,028,018
Time Warner, Inc.	57,000	2,879,640

		42,174,738

Pharmaceuticals, Biotechnology & Life Sciences 10.2%
Amgen, Inc.	361,052	30,855,504
Celgene Corp. *	273,000	27,016,080
Merck & Co., Inc.	944,580	40,853,085
Mylan, Inc. *	246,000	6,954,420
Pfizer, Inc.	2,125,400	57,980,912
Thermo Fisher Scientific, Inc.	480,700	34,677,698
Warner Chilcott plc, Class A	196,600	2,785,822

		201,123,521

Real Estate 2.7%
CBL & Associates Properties, Inc.	118,500	2,546,565
Extra Space Storage, Inc.	268,000	10,677,120
Home Properties, Inc.	46,000	2,827,620
Liberty Property Trust	140,000	5,483,800
National Retail Properties, Inc. (a)	391,000	12,519,820
Simon Property Group, Inc.	121,000	19,381,780

		53,436,705

Retailing 6.7%
Abercrombie & Fitch Co., Class A	115,500	5,775,000
Foot Locker, Inc.	645,900	22,186,665
Liberty Interactive Corp., Class A *	460,700	9,794,482
Macy’s, Inc.	531,500	20,999,565
PetSmart, Inc.	221,000	14,455,610
Target Corp.	351,400	21,228,074
The Gap, Inc.	334,000	10,915,120
The TJX Cos., Inc.	600,100	27,112,518

		132,467,034

Semiconductors & Semiconductor Equipment 1.6%
LSI Corp. *	2,861,500	20,144,960
NVIDIA Corp.	886,000	10,862,360

		31,007,320

Software & Services 11.9%
Accenture plc, Class A	342,000	24,586,380
Alliance Data Systems Corp. *	151,500	23,876,400
CA, Inc.	614,400	15,249,408
Cognizant Technology Solutions Corp., Class A *	190,000	14,854,200
Computer Sciences Corp.	440,500	18,412,900
Fidelity National Information Services, Inc.	67,000	2,486,370
IAC/InterActiveCorp	39,000	1,608,750
International Business Machines Corp.	81,100	16,468,977
Jack Henry & Associates, Inc.	87,500	3,629,500
Microsoft Corp.	780,000	21,426,600
Oracle Corp.	1,263,400	44,863,334
Symantec Corp. *	1,360,300	29,613,731
Synopsys, Inc. *	357,342	11,949,516
The Western Union Co.	134,000	1,906,820
Total System Services, Inc.	98,000	2,278,500
Yahoo! Inc. *	150,500	2,954,315

		236,165,701

2

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 6.2%
Apple, Inc.	123,000	56,003,130
Avnet, Inc. *	63,000	2,227,680
Cisco Systems, Inc.	1,221,000	25,115,970
EMC Corp. *	427,500	10,520,775
Molex, Inc.	9,300	252,588
TE Connectivity Ltd.	160,000	6,220,800
Western Digital Corp.	253,500	11,914,500
Xerox Corp.	1,169,533	9,367,959

		121,623,402

Telecommunication Services 1.4%
AT&T, Inc.	739,100	25,713,289
Sprint Nextel Corp. *	312,000	1,756,560
Telephone & Data Systems, Inc.	35,671	902,120

		28,371,969

Transportation 1.9%
Delta Air Lines, Inc. *	481,000	6,681,090
FedEx Corp.	191,000	19,376,950
Hertz Global Holdings, Inc. *	680,000	12,430,400

		38,488,440

Utilities 4.4%
AGL Resources, Inc.	30,000	1,254,000
Ameren Corp.	222,000	7,201,680
American Water Works Co., Inc.	237,000	9,072,360
CenterPoint Energy, Inc.	898,000	18,355,120
DTE Energy Co.	145,900	9,236,929
Edison International	51,000	2,457,690
NV Energy, Inc.	233,000	4,410,690
PG&E Corp.	311,000	13,261,040
Pinnacle West Capital Corp.	100,000	5,338,000
The AES Corp.	1,453,000	15,750,520

		86,338,029

Total Common Stock
(Cost $1,661,621,480)		1,964,172,684

Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund	11,737,447	11,737,447

Total Other Investment Company
(Cost $11,737,447)		11,737,447

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.04%, 03/14/13 (b)(c)	866,000	865,965

Total Short-Term Investment
(Cost $865,965)		865,965

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 2.5% of net assets

State Street Institutional U.S. Government Money Market Fund	48,563,882	48,563,882

Total Collateral Invested for Securities on Loan
(Cost $48,563,882)		48,563,882

End of Collateral Invested for Securities on Loan.

At 01/31/13, the tax basis cost of the fund’s investments was $1,675,855,826 and the unrealized appreciation and depreciation were $320,000,364 and ($19,080,094), respectively, with a net unrealized appreciation of $300,920,270.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/15/13	110	8,213,150	360,333

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 3

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

4

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,964,172,684	$—	$—	$1,964,172,684
Other Investment Company[1]	11,737,447	—	—	11,737,447
Short-Term Investment[1]	—	865,965	—	865,965

Total	$1,975,910,131	$865,965	$—	$1,976,776,096

Other Financial Instruments
Collateral Invested for Securities on Loan	$48,563,882	$—	$—	$48,563,882
Futures Contracts[2]	360,333	—	—	360,333

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

On January 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46823JAN13

 5

Schwab Capital Trust
Schwab Dividend Equity Fund™

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.8%	Common Stock	1,167,568,642	1,434,716,850
1.1%	Short-Term Investments	15,382,216	15,382,216

99.9%	Total Investments	1,182,950,858	1,450,099,066
0.1%	Other Assets and Liabilities, Net		2,157,055

100.0%	Total Net Assets		1,452,256,121

	Number	Value
Security	of Shares	($)

Common Stock 98.8% of net assets

Automobiles & Components 0.1%
Lear Corp.	23,000	1,127,000

Banks 1.8%
KeyCorp	290,000	2,726,000
Regions Financial Corp.	79,500	618,510
Wells Fargo & Co.	651,000	22,674,330

		26,018,840

Capital Goods 9.1%
3M Co.	128,000	12,870,400
Fluor Corp.	168,200	10,904,406
General Electric Co.	2,086,100	46,478,308
L-3 Communications Holdings, Inc.	37,000	2,809,040
Lockheed Martin Corp.	277,000	24,062,990
Northrop Grumman Corp.	217,200	14,126,688
Roper Industries, Inc.	31,000	3,640,950
The Boeing Co.	14,000	1,034,180
United Technologies Corp.	192,200	16,830,954

		132,757,916

Consumer Durables & Apparel 2.4%
Hasbro, Inc.	251,500	9,398,555
Leggett & Platt, Inc.	110,000	3,238,400
Whirlpool Corp.	190,000	21,922,200

		34,559,155

Consumer Services 1.1%
H&R Block, Inc.	407,200	9,271,944
Wyndham Worldwide Corp.	120,000	6,694,800

		15,966,744

Diversified Financials 9.0%
Bank of America Corp.	865,000	9,791,800
Citigroup, Inc.	188,000	7,926,080
JPMorgan Chase & Co.	1,014,784	47,745,587
Morgan Stanley	137,000	3,130,450
SLM Corp.	1,213,200	20,490,948
State Street Corp.	331,500	18,447,975
The Bank of New York Mellon Corp.	665,500	18,074,980
The Goldman Sachs Group, Inc.	32,200	4,761,092

		130,368,912

Energy 10.2%
Chevron Corp.	452,500	52,105,375
EOG Resources, Inc.	26,500	3,311,970
Exxon Mobil Corp.	512,800	46,136,616
Marathon Oil Corp.	60,600	2,036,766
Marathon Petroleum Corp.	38,700	2,871,927
Murphy Oil Corp.	175,000	10,416,000
Occidental Petroleum Corp.	200,000	17,654,000
Phillips 66	32,500	1,968,525
The Williams Cos., Inc.	70,000	2,453,500
Valero Energy Corp.	219,200	9,585,616

		148,540,295

Food & Staples Retailing 4.3%
Costco Wholesale Corp.	321,100	32,861,374
CVS Caremark Corp.	132,800	6,799,360
Wal-Mart Stores, Inc.	332,400	23,251,380

		62,912,114

Food, Beverage & Tobacco 4.7%
Archer-Daniels-Midland Co.	757,000	21,597,210
Bunge Ltd.	6,500	517,790
ConAgra Foods, Inc.	125,000	4,086,250
Ingredion, Inc.	190,000	12,553,300
Kellogg Co.	160,000	9,360,000
Molson Coors Brewing Co., Class B	20,000	903,600
PepsiCo, Inc.	257,500	18,758,875

		67,777,025

Health Care Equipment & Services 1.7%
Baxter International, Inc.	48,500	3,290,240
Covidien plc	33,000	2,057,220
McKesson Corp.	78,500	8,260,555
Medtronic, Inc.	190,700	8,886,620
UnitedHealth Group, Inc.	44,100	2,434,761

		24,929,396

 1

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 1.2%
Colgate-Palmolive Co.	65,000	6,979,050
Energizer Holdings, Inc.	9,100	791,791
The Procter & Gamble Co.	131,000	9,845,960

		17,616,801

Insurance 1.6%
Aflac, Inc.	32,000	1,697,920
MetLife, Inc.	65,000	2,427,100
The Travelers Cos., Inc.	243,000	19,065,780

		23,190,800

Materials 4.9%
International Paper Co.	422,000	17,479,240
MeadWestvaco Corp.	452,100	14,173,335
Monsanto Co.	92,000	9,324,200
PPG Industries, Inc.	214,000	29,504,180

		70,480,955

Media 1.7%
Comcast Corp., Class A	195,000	7,425,600
News Corp., Class A	105,000	2,912,700
Time Warner Cable, Inc.	30,000	2,680,200
Time Warner, Inc.	240,500	12,150,060

		25,168,560

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Amgen, Inc.	260,452	22,258,228
Eli Lilly & Co.	192,900	10,356,801
Merck & Co., Inc.	929,100	40,183,575
Pfizer, Inc.	1,731,500	47,235,320

		120,033,924

Real Estate 1.7%
Extra Space Storage, Inc.	31,500	1,254,960
Liberty Property Trust	79,000	3,094,430
Simon Property Group, Inc.	130,800	20,951,544

		25,300,934

Retailing 5.7%
Abercrombie & Fitch Co., Class A	30,000	1,500,000
Foot Locker, Inc.	453,000	15,560,550
Macy’s, Inc.	548,500	21,671,235
PetSmart, Inc.	29,000	1,896,890
Target Corp.	195,000	11,779,950
The Gap, Inc.	73,400	2,398,712
The Home Depot, Inc.	161,500	10,807,580
The TJX Cos., Inc.	371,400	16,779,852

		82,394,769

Semiconductors & Semiconductor Equipment 1.8%
Applied Materials, Inc.	1,600,000	20,656,000
NVIDIA Corp.	425,000	5,210,500

		25,866,500

Software & Services 8.0%
Accenture plc, Class A	135,000	9,705,150
CA, Inc.	800,000	19,856,000
Computer Sciences Corp.	277,000	11,578,600
Fidelity National Information Services, Inc.	223,100	8,279,241
International Business Machines Corp.	66,400	13,483,848
Microsoft Corp.	570,000	15,657,900
Oracle Corp.	586,800	20,837,268
The Western Union Co.	382,000	5,435,860
Total System Services, Inc.	454,500	10,567,125

		115,400,992

Technology Hardware & Equipment 7.9%
Amphenol Corp., Class A	105,000	7,094,850
Cisco Systems, Inc.	1,939,500	39,895,515
Jabil Circuit, Inc.	595,500	11,260,905
Molex, Inc.	368,000	9,994,880
Seagate Technology plc	394,000	13,388,120
TE Connectivity Ltd.	526,000	20,450,880
Western Digital Corp.	136,000	6,392,000
Xerox Corp.	831,500	6,660,315

		115,137,465

Telecommunication Services 4.9%
AT&T, Inc.	879,000	30,580,410
Verizon Communications, Inc.	934,200	40,740,462

		71,320,872

Transportation 0.3%
FedEx Corp.	46,500	4,717,425

Utilities 6.4%
AGL Resources, Inc.	18,000	752,400
Ameren Corp.	525,500	17,047,220
American Electric Power Co., Inc.	283,500	12,839,715
CenterPoint Energy, Inc.	75,000	1,533,000
DTE Energy Co.	443,100	28,052,661
PG&E Corp.	237,000	10,105,680
Pinnacle West Capital Corp.	225,000	12,010,500
Public Service Enterprise Group, Inc.	346,000	10,788,280

		93,129,456

Total Common Stock
(Cost $1,167,568,642)		1,434,716,850

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Citibank
0.03%, 02/01/13	282,750	282,750

2

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Wells Fargo
0.03%, 02/01/13	14,710,479	14,710,479

		14,993,229

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.04%, 03/14/13 (a)(b)	289,000	288,988
0.01%, 03/14/13 (a)(b)	100,000	99,999

		388,987

Total Short-Term Investments
(Cost $15,382,216)		15,382,216

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $1,183,339,515 and the unrealized appreciation and depreciation were $276,318,183 and ($9,558,632), respectively, with a net unrealized appreciation of $266,759,551.

(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/15/13	105	7,839,825	199,579

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from

 3

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,434,716,850	$—	$—	$1,434,716,850
Short-Term Investments[1]	—	15,382,216	—	15,382,216

Total	$1,434,716,850	$15,382,216	$—	$1,450,099,066

Other Financial Instruments
Futures Contracts[2]	$199,579	$—	$—	$199,579

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

On January 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46824JAN13

4

Schwab Capital Trust
Schwab Large-Cap Growth Fund™

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	190,975,482	222,857,833
0.9%		Short-Term Investments	2,033,370	2,033,370

100.0%		Total Investments	193,008,852	224,891,203
2.4%		Collateral Invested for Securities on Loan	5,401,725	5,401,725
(2	.4)%	Other Assets and Liabilities, Net		(5,387,675)

100.0%		Total Net Assets		224,905,253

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 0.2%
Lear Corp.	10,000	490,000

Banks 0.4%
Wells Fargo & Co.	26,900	936,927

Capital Goods 7.5%
3M Co.	4,500	452,475
AGCO Corp. *	32,400	1,717,200
Fluor Corp.	49,300	3,196,119
General Electric Co.	10,200	227,256
Lockheed Martin Corp.	53,300	4,630,171
Roper Industries, Inc.	11,800	1,385,910
Textron, Inc.	95,000	2,732,200
The Boeing Co.	20,300	1,499,561
United Technologies Corp.	12,500	1,094,625

		16,935,517

Commercial & Professional Supplies 1.3%
Equifax, Inc.	50,000	2,935,000

Consumer Durables & Apparel 1.7%
Hanesbrands, Inc. *	40,000	1,499,200
Hasbro, Inc. (a)	15,300	571,761
Mohawk Industries, Inc. *	1,000	101,660
NIKE, Inc., Class B	23,200	1,253,960
Whirlpool Corp.	2,500	288,450

		3,715,031

Consumer Services 1.9%
H&R Block, Inc.	35,400	806,058
Starwood Hotels & Resorts Worldwide, Inc.	35,300	2,167,773
Wyndham Worldwide Corp.	24,500	1,366,855

		4,340,686

Diversified Financials 1.1%
Affiliated Managers Group, Inc. *	12,000	1,727,160
JPMorgan Chase & Co.	11,500	541,075
SLM Corp.	14,000	236,460

		2,504,695

Energy 5.5%
Chevron Corp.	25,000	2,878,750
EOG Resources, Inc.	29,000	3,624,420
Marathon Oil Corp.	56,000	1,882,160
Murphy Oil Corp.	28,000	1,666,560
Occidental Petroleum Corp.	19,500	1,721,265
Valero Energy Corp.	11,500	502,895

		12,276,050

Food & Staples Retailing 3.9%
Costco Wholesale Corp.	47,500	4,861,150
CVS Caremark Corp.	19,800	1,013,760
Wal-Mart Stores, Inc.	42,500	2,972,875

		8,847,785

Food, Beverage & Tobacco 8.1%
Archer-Daniels-Midland Co.	36,600	1,044,198
Coca-Cola Enterprises, Inc.	86,900	3,030,203
Ingredion, Inc.	9,000	594,630
Kellogg Co.	22,500	1,316,250
PepsiCo, Inc.	88,300	6,432,655
Philip Morris International, Inc.	11,300	996,208
The Coca-Cola Co.	126,400	4,707,136

		18,121,280

Health Care Equipment & Services 2.4%
Baxter International, Inc.	10,000	678,400
Becton, Dickinson & Co.	5,000	420,200
Covidien plc	25,000	1,558,500
Henry Schein, Inc. *	24,000	2,072,160
McKesson Corp.	5,000	526,150
Medtronic, Inc.	1,500	69,900

		5,325,310

Insurance 0.7%
Aflac, Inc.	30,800	1,634,248

 1

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 4.4%
Ashland, Inc.	17,900	1,405,329
CF Industries Holdings, Inc.	1,200	275,004
International Paper Co.	80,000	3,313,600
PPG Industries, Inc. (a)	35,400	4,880,598

		9,874,531

Media 3.7%
Comcast Corp., Class A	100,000	3,808,000
Liberty Global, Inc., Class A *	46,000	3,141,340
Time Warner Cable, Inc.	16,200	1,447,308

		8,396,648

Pharmaceuticals, Biotechnology & Life Sciences 10.5%
Amgen, Inc.	55,500	4,743,030
Biogen Idec, Inc. *	5,800	905,264
Celgene Corp. *	57,800	5,719,888
Eli Lilly & Co.	12,600	676,494
Merck & Co., Inc.	47,500	2,054,375
Mylan, Inc. *	104,500	2,954,215
Pfizer, Inc.	134,000	3,655,520
Thermo Fisher Scientific, Inc.	33,200	2,395,048
Warner Chilcott plc, Class A	41,000	580,970

		23,684,804

Real Estate 1.8%
Simon Property Group, Inc.	25,000	4,004,500

Retailing 8.5%
Abercrombie & Fitch Co., Class A	4,000	200,000
Foot Locker, Inc.	85,800	2,947,230
Liberty Interactive Corp., Class A *	4,000	85,040
Macy’s, Inc.	89,200	3,524,292
PetSmart, Inc.	40,400	2,642,564
Target Corp.	32,500	1,963,325
The Gap, Inc.	64,500	2,107,860
The Home Depot, Inc.	20,000	1,338,400
The TJX Cos., Inc.	93,500	4,224,330

		19,033,041

Semiconductors & Semiconductor Equipment 3.0%
Applied Materials, Inc.	103,700	1,338,767
Freescale Semiconductor Ltd. *	32,500	469,625
LSI Corp. *	468,500	3,298,240
NVIDIA Corp.	125,300	1,536,178

		6,642,810

Software & Services 19.1%
Accenture plc, Class A	72,600	5,219,214
Alliance Data Systems Corp. *	20,000	3,152,000
CA, Inc.	100,000	2,482,000
Cadence Design Systems, Inc. *	163,000	2,270,590
Cognizant Technology Solutions Corp., Class A *	3,000	234,540
Google, Inc., Class A *	5,500	4,156,295
International Business Machines Corp.	19,600	3,980,172
Microsoft Corp.	144,600	3,972,162
Oracle Corp.	240,700	8,547,257
Symantec Corp. *	200,000	4,354,000
Synopsys, Inc. *	34,500	1,153,680
The Western Union Co.	218,900	3,114,947
Yahoo! Inc. *	20,000	392,600

		43,029,457

Technology Hardware & Equipment 9.8%
Amphenol Corp., Class A	11,200	756,784
Apple, Inc.	28,000	12,748,680
Cisco Systems, Inc.	76,300	1,569,491
Dell, Inc.	66,000	873,840
EMC Corp. *	95,000	2,337,950
TE Connectivity Ltd.	57,000	2,216,160
Western Digital Corp.	31,000	1,457,000

		21,959,905

Telecommunication Services 2.0%
Crown Castle International Corp. *	6,300	444,276
Verizon Communications, Inc.	92,700	4,042,647

		4,486,923

Transportation 1.3%
Delta Air Lines, Inc. *	82,500	1,145,925
Hertz Global Holdings, Inc. *	100,500	1,837,140

		2,983,065

Utilities 0.3%
CenterPoint Energy, Inc.	21,500	439,460
The AES Corp.	24,000	260,160

		699,620

Total Common Stock
(Cost $190,975,482)		222,857,833

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.9% of net assets

Time Deposit 0.9%
Citibank
0.03%, 02/01/13	1,956,373	1,956,373

2

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.04%, 03/14/13 (b)(c)	77,000	76,997

Total Short-Term Investments
(Cost $2,033,370)		2,033,370

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 2.4% of net assets

Wells Fargo Advantage Government Money Market Fund	5,401,725	5,401,725

Total Collateral Invested for Securities on Loan
(Cost $5,401,725)		5,401,725

End of Collateral Invested for Securities on Loan.

At 01/31/13, the tax basis cost of the fund’s investments was $193,153,380 and the unrealized appreciation and depreciation were $34,105,909 and ($2,368,086), respectively, with a net unrealized appreciation of $31,737,823.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/15/13	20	1,493,300	65,515

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

 3

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$222,857,833	$—	$—	$222,857,833
Short-Term Investments[1]	—	2,033,370	—	2,033,370

Total	$222,857,833	$2,033,370	$—	$224,891,203

Other Financial Instruments
Collateral Invested for Securities on Loan	$5,401,725	$—	$—	$5,401,725
Futures Contracts[2]	65,515	—	—	65,515

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

4

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

On January 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46822JAN13

 5

Schwab Capital Trust
Schwab Small-Cap Equity Fund™

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.9%		Common Stock	362,417,271	430,328,341
0.9%		Short-Term Investments	4,060,099	4,060,099

99.8%		Total Investments	366,477,370	434,388,440
1.5%		Collateral Invested for Securities on Loan	6,630,609	6,630,609
(1	.3)%	Other Assets and Liabilities, Net		(5,738,478)

100.0%		Total Net Assets		435,280,571

	Number	Value
Security	of Shares	($)

Common Stock 98.9% of net assets

Automobiles & Components 0.4%
Cooper Tire & Rubber Co.	30,900	786,714
Dana Holding Corp.	36,458	586,245
Standard Motor Products, Inc.	14,500	336,545

		1,709,504

Banks 5.2%
1st Source Corp.	25,600	578,560
BancFirst Corp.	19,000	777,100
BancorpSouth, Inc.	101,200	1,467,400
Bank of Kentucky Financial Corp.	7,400	194,250
Cathay General Bancorp	11,900	230,979
Chemical Financial Corp.	35,100	853,281
Columbia Banking System, Inc.	47,200	953,440
Community Trust Bancorp, Inc.	12,400	418,004
F.N.B. Corp.	287,800	3,335,602
First Defiance Financial Corp.	17,200	352,256
First Midwest Bancorp, Inc.	36,700	464,989
Heritage Commerce Corp. *	19,400	126,294
MainSource Financial Group, Inc.	23,100	318,780
MB Financial, Inc.	45,300	1,013,361
Ocwen Financial Corp. *	27,900	1,087,263
PacWest Bancorp	66,500	1,827,420
Peoples Bancorp, Inc.	6,500	141,050
Pinnacle Financial Partners, Inc. *	27,400	588,278
PrivateBancorp, Inc.	141,600	2,431,272
Renasant Corp.	12,500	243,125
S&T Bancorp, Inc.	11,600	213,904
StellarOne Corp.	23,400	349,830
Synovus Financial Corp.	361,800	933,444
Union First Market Bankshares Corp.	13,100	228,988
United Community Banks, Inc. *	117,000	1,227,330
Virginia Commerce Bancorp, Inc. *	22,900	300,906
WesBanco, Inc.	33,800	783,822
Western Alliance Bancorp *	96,600	1,188,180

		22,629,108

Capital Goods 10.5%
A.O. Smith Corp.	18,200	1,260,896
AAR Corp.	69,200	1,304,420
Aceto Corp.	138,900	1,450,116
AECOM Technology Corp. *	40,000	1,022,800
Albany International Corp., Class A	62,100	1,556,226
Altra Holdings, Inc.	20,400	488,580
American Railcar Industries, Inc.	7,900	310,786
American Woodmark Corp. *	5,400	150,174
Apogee Enterprises, Inc.	98,200	2,400,990
AZZ, Inc.	14,508	620,797
Columbus McKinnon Corp. *	11,600	219,472
Cubic Corp.	2,700	126,900
Curtiss-Wright Corp.	47,700	1,700,505
EMCOR Group, Inc.	33,100	1,202,523
EnerSys, Inc. *	91,700	3,753,281
Esterline Technologies Corp. *	15,100	1,002,489
Federal Signal Corp. *	126,900	1,020,276
Flow International Corp. *	121,700	458,809
Foster Wheeler AG *	9,900	258,489
FreightCar America, Inc.	57,700	1,430,383
GATX Corp.	28,500	1,349,475
Gibraltar Industries, Inc. *	64,900	1,127,313
Granite Construction, Inc.	73,700	2,679,732
Griffon Corp.	47,200	556,960
Harsco Corp.	127,700	3,255,073
Hurco Cos., Inc. *	9,200	273,056
Hyster-Yale Materials Handling, Inc.	20,500	1,028,690
John Bean Technologies Corp.	87,300	1,631,637
Kadant, Inc. *	25,500	685,185
L.B. Foster Co., Class A	16,000	692,960
Lydall, Inc. *	55,300	844,984
Moog, Inc., Class A *	61,500	2,693,700
Mueller Water Products, Inc., Class A	133,700	790,167
Northwest Pipe Co. *	7,400	182,410
Oshkosh Corp. *	12,900	505,422
Pike Electric Corp.	39,300	408,720
Powell Industries, Inc. *	4,400	199,100
Sauer-Danfoss, Inc.	14,200	762,114
Standex International Corp.	34,300	1,943,095
Sypris Solutions, Inc.	35,700	147,798
Terex Corp. *	18,700	605,506
Watts Water Technologies, Inc., Class A	31,600	1,456,760

		45,558,769

Commercial & Professional Supplies 1.8%
Exponent, Inc. *	4,800	234,672
G&K Services, Inc., Class A	39,000	1,561,560
Heidrick & Struggles International, Inc.	19,100	301,971

 1

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hudson Global, Inc. *	31,400	151,034
Intersections, Inc.	25,300	262,614
Kelly Services, Inc., Class A	13,100	208,814
Quad Graphics, Inc. (a)	19,300	418,810
RPX Corp. *	80,400	838,572
Steelcase, Inc., Class A	119,000	1,621,970
Sykes Enterprises, Inc. *	30,300	487,830
The Brink’s Co.	30,100	897,582
US Ecology, Inc.	6,500	154,440
Viad Corp.	31,000	865,520

		8,005,389

Consumer Durables & Apparel 2.4%
Crocs, Inc. *	27,800	413,108
CSS Industries, Inc.	14,800	336,108
Culp, Inc.	12,400	217,000
Jarden Corp. *	31,900	1,876,996
Johnson Outdoors, Inc., Class A *	7,100	152,508
La-Z-Boy, Inc.	51,600	807,024
Movado Group, Inc.	37,300	1,363,688
NACCO Industries, Inc., Class A	15,600	1,016,496
Perry Ellis International, Inc.	41,100	793,230
Quiksilver, Inc. *	28,200	184,428
Skechers U.S.A., Inc., Class A *	8,300	157,700
The Jones Group, Inc.	252,800	3,033,600

		10,351,886

Consumer Services 4.1%
Ascent Capital Group, Inc., Class A *	30,600	1,949,526
Bally Technologies, Inc. *	13,500	650,160
Biglari Holdings, Inc. *	3,500	1,291,080
Corinthian Colleges, Inc. *	164,100	403,686
Cracker Barrel Old Country Store, Inc.	21,500	1,393,630
Denny’s Corp. *	33,600	170,016
Jack in the Box, Inc. *	21,200	615,436
Jamba, Inc. *	138,200	357,938
Marriott Vacations Worldwide Corp. *	18,049	801,015
Multimedia Games Holding Co., Inc. *	12,300	208,362
Regis Corp.	13,000	230,750
Ruby Tuesday, Inc. *	134,500	1,012,785
Ruth’s Hospitality Group, Inc. *	52,795	409,689
Scientific Games Corp., Class A *	45,900	408,051
Service Corp. International	152,000	2,269,360
SHFL Entertainment, Inc. *	72,900	1,078,920
Six Flags Entertainment Corp.	20,900	1,315,446
Steiner Leisure Ltd. *	10,600	477,530
Stewart Enterprises, Inc., Class A	126,600	1,044,450
Town Sports International Holdings, Inc.	80,583	848,539
Universal Technical Institute, Inc.	64,600	729,980

		17,666,349

Diversified Financials 4.3%
Calamos Asset Management, Inc., Class A	122,200	1,273,324
Cowen Group, Inc., Class A *	167,500	445,550
FBR & Co. *	49,200	195,324
FXCM, Inc., Class A	176,700	2,118,633
Gain Capital Holdings, Inc.	29,600	126,984
Interactive Brokers Group, Inc., Class A	184,500	2,638,350
Investment Technology Group, Inc. *	311,400	3,151,368
Nelnet, Inc., Class A	28,500	867,255
Oppenheimer Holdings, Inc., Class A	20,600	350,406
PHH Corp. *	112,500	2,461,500
Piper Jaffray Cos., Inc. *	96,800	3,749,064
SWS Group, Inc. *	102,600	676,134
Walter Investment Management Corp. *	10,100	452,581

		18,506,473

Energy 7.0%
Alon USA Energy, Inc.	79,700	1,563,714
Basic Energy Services, Inc. *	58,100	751,233
Bristow Group, Inc.	57,000	3,247,860
Cloud Peak Energy, Inc. *	67,600	1,183,676
Contango Oil & Gas Co.	24,800	1,064,664
Dawson Geophysical Co. *	24,700	659,984
Delek US Holdings, Inc.	24,600	835,662
EPL Oil & Gas, Inc. *	54,400	1,330,624
Global Geophysical Services, Inc. *	24,300	92,826
Green Plains Renewable Energy, Inc. *	15,600	121,836
Helix Energy Solutions Group, Inc. *	157,200	3,728,784
Hercules Offshore, Inc. *	175,600	1,155,448
ION Geophysical Corp. *	123,600	840,480
Natural Gas Services Group, Inc. *	14,600	265,574
Parker Drilling Co. *	395,500	2,222,710
REX American Resources Corp. *	15,400	336,336
SemGroup Corp., Class A *	87,700	3,785,132
Stone Energy Corp. *	14,200	319,500
Targa Resources Corp.	25,800	1,557,288
Teekay Offshore Partners LP (a)	21,000	578,550
Tidewater, Inc.	10,200	501,534
VAALCO Energy, Inc. *	122,200	1,037,478
Warren Resources, Inc. *	432,400	1,310,172
Western Refining, Inc.	45,500	1,530,165
Willbros Group, Inc. *	65,700	429,678

		30,450,908

Food & Staples Retailing 0.6%
Rite Aid Corp. *	608,100	972,960
Roundy’s, Inc. (a)	45,500	264,810
The Pantry, Inc. *	121,800	1,522,500

		2,760,270

Food, Beverage & Tobacco 1.4%
Alliance One International, Inc. *	33,500	121,270
Chiquita Brands International, Inc. *	17,600	129,360
Coca-Cola Bottling Co. Consolidated	14,500	938,585
Darling International, Inc. *	22,274	375,762
Farmer Brothers Co. *	52,300	702,912
Pilgrim’s Pride Corp. *	41,000	346,450
Seneca Foods Corp., Class A *	7,100	213,071
Universal Corp.	63,600	3,458,568

		6,285,978

2

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 4.6%
Alere, Inc. *	6,100	129,686
Allscripts Healthcare Solutions, Inc. *	74,000	819,920
Analogic Corp.	2,800	213,332
ArthroCare Corp. *	22,600	823,318
Bio-Reference Laboratories, Inc. (a)*	4,000	111,080
Cantel Medical Corp.	55,350	1,738,544
CONMED Corp.	59,300	1,741,641
CryoLife, Inc.	46,100	295,962
Cynosure, Inc., Class A *	9,200	245,640
Greatbatch, Inc. *	15,400	408,716
Haemonetics Corp. *	30,400	1,274,976
ICU Medical, Inc. *	31,600	1,910,220
Integra LifeSciences Holdings Corp. *	15,700	661,755
Invacare Corp.	18,000	283,140
Magellan Health Services, Inc. *	22,800	1,169,640
MedAssets, Inc. *	59,100	1,155,405
Molina Healthcare, Inc. *	33,900	973,269
National Healthcare Corp.	16,600	798,958
NuVasive, Inc. *	30,400	523,792
RTI Biologics, Inc. *	175,600	863,952
STERIS Corp.	20,700	781,011
SurModics, Inc. *	36,100	870,371
Symmetry Medical, Inc. *	82,400	882,504
The Providence Service Corp. *	11,700	216,801
Thoratec Corp. *	14,300	522,379
Triple-S Management Corp., Class B *	14,000	252,980
West Pharmaceutical Services, Inc.	8,300	491,443

		20,160,435

Household & Personal Products 0.1%
Prestige Brands Holdings, Inc. *	25,300	542,685

Insurance 1.8%
American Equity Investment Life Holding Co.	90,900	1,225,332
CNO Financial Group, Inc.	22,400	230,048
First American Financial Corp.	28,500	680,865
Maiden Holdings Ltd.	77,900	792,243
Platinum Underwriters Holdings Ltd.	42,900	2,090,517
Primerica, Inc.	77,900	2,561,352
ProAssurance Corp.	7,000	315,280

		7,895,637

Materials 7.0%
A. Schulman, Inc.	70,000	2,250,500
Balchem Corp.	8,700	325,380
Berry Plastics Group, Inc. *	17,800	312,924
Boise, Inc.	56,000	462,000
Chemtura Corp. *	48,100	1,140,932
Coeur d’Alene Mines Corp. *	113,700	2,467,290
Commercial Metals Co.	186,100	3,098,565
FutureFuel Corp.	52,300	666,825
Graphic Packaging Holding Co. *	196,100	1,374,661
H.B. Fuller Co.	17,400	679,992
Handy & Harman Ltd. *	8,300	120,267
Innospec, Inc.	17,400	700,350
Minerals Technologies, Inc.	83,800	3,466,806
Neenah Paper, Inc.	94,000	2,908,360
OM Group, Inc. *	56,400	1,557,768
Omnova Solutions, Inc. *	97,400	796,732
P.H. Glatfelter Co.	102,900	1,911,882
PolyOne Corp.	52,200	1,140,048
Texas Industries, Inc. (a)*	8,900	505,876
Tredegar Corp.	53,500	1,220,335
Worthington Industries, Inc.	124,000	3,407,520

		30,515,013

Media 1.4%
AH Belo Corp., Class A	48,000	253,440
LIN TV Corp., Class A *	14,500	154,715
Nexstar Broadcasting Group, Inc., Class A *	10,300	148,114
Scholastic Corp.	66,200	1,963,492
Sinclair Broadcast Group, Inc., Class A	42,800	589,784
The E.W. Scripps Co., Class A *	74,600	819,854
The New York Times Co., Class A *	90,600	802,716
Valassis Communications, Inc.	49,900	1,400,194

		6,132,309

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Acorda Therapeutics, Inc. *	62,000	1,790,560
Albany Molecular Research, Inc. *	37,600	224,472
AMAG Pharmaceuticals, Inc. *	102,300	1,631,685
Bio-Rad Laboratories, Inc., Class A *	20,700	2,355,453
Cambrex Corp. *	118,100	1,387,675
Charles River Laboratories International, Inc. *	71,900	2,970,908
Cornerstone Therapeutics, Inc. *	30,300	165,135
Cubist Pharmaceuticals, Inc. *	65,700	2,827,728
Emergent Biosolutions, Inc. *	55,800	895,590
Enzo Biochem, Inc. *	69,500	200,855
Enzon Pharmaceuticals, Inc.	209,000	1,034,550
Hi-Tech Pharmacal Co., Inc.	18,800	688,080
Lexicon Pharmaceuticals, Inc. *	116,800	248,784
Maxygen, Inc.	67,800	166,110
Myriad Genetics, Inc. *	51,500	1,393,590
Nektar Therapeutics *	88,500	758,445
Pain Therapeutics, Inc. *	34,400	94,256
PAREXEL International Corp. *	108,100	3,659,185
PDL Biopharma, Inc. (a)	372,800	2,564,864
PerkinElmer, Inc.	13,000	458,120
Repligen Corp. *	43,600	300,840
SciClone Pharmaceuticals, Inc. *	192,600	1,007,298
ViroPharma, Inc. *	34,000	906,440

		27,730,623

Real Estate 8.3%
Acadia Realty Trust	69,100	1,806,274
Agree Realty Corp.	12,400	351,664
Apartment Investment & Management Co., Class A	106,100	2,894,408
Brandywine Realty Trust	150,900	1,920,957
CapLease, Inc.	232,700	1,347,333
CBL & Associates Properties, Inc.	117,100	2,516,479
Coresite Realty Corp.	105,900	3,124,050
Cousins Properties, Inc.	264,600	2,354,940

 3

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DCT Industrial Trust, Inc.	500,000	3,530,000
Extra Space Storage, Inc.	54,800	2,183,232
FelCor Lodging Trust, Inc. *	164,100	882,858
First Industrial Realty Trust, Inc. *	227,000	3,557,090
Investors Real Estate Trust	50,300	470,808
Kite Realty Group Trust	201,700	1,220,285
Lexington Realty Trust	176,500	1,941,500
Pennsylvania Real Estate Investment Trust	122,900	2,266,276
RAIT Financial Trust	41,300	284,557
RLJ Lodging Trust	11,300	236,283
Saul Centers, Inc.	30,900	1,320,975
Strategic Hotels & Resorts, Inc. *	255,300	1,866,243

		36,076,212

Retailing 5.4%
1-800-FLOWERS.COM, Inc., Class A *	95,400	383,508
Aaron’s, Inc.	74,400	2,205,960
ANN, Inc. *	84,700	2,612,148
Big 5 Sporting Goods Corp.	18,100	251,047
Brown Shoe Co., Inc.	81,400	1,403,336
Dillard’s, Inc., Class A	13,800	1,164,858
Haverty Furniture Cos, Inc.	62,900	1,132,200
Kirkland’s, Inc. *	52,200	603,954
New York & Co., Inc. *	82,500	322,575
Office Depot, Inc. *	498,600	2,158,938
OfficeMax, Inc.	109,800	1,183,644
Orbitz Worldwide, Inc. *	227,900	658,631
Rent-A-Center, Inc.	94,700	3,378,896
rue21, Inc. *	52,200	1,550,862
Stage Stores, Inc.	7,100	162,235
The Buckle, Inc. (a)	9,600	449,088
The Children’s Place Retail Stores, Inc. *	43,300	2,158,072
The Men’s Wearhouse, Inc.	44,200	1,341,470
Zale Corp. *	97,300	478,716

		23,600,138

Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc. *	14,500	222,575
Axcelis Technologies, Inc. *	92,700	125,145
AXT, Inc. *	49,700	138,166
Cohu, Inc.	22,200	232,656
DSP Group, Inc. *	26,000	170,560
Entegris, Inc. *	251,300	2,477,818
Entropic Communications, Inc. *	112,900	591,596
Exar Corp. *	120,600	1,265,094
First Solar, Inc. (a)*	34,800	980,664
FormFactor, Inc. *	246,600	1,233,000
GSI Technology, Inc. *	15,100	100,415
IXYS Corp.	71,600	690,224
MEMC Electronic Materials, Inc. *	85,300	354,848
Microsemi Corp. *	20,400	426,768
Pericom Semiconductor Corp. *	51,100	361,277
Photronics, Inc. *	264,500	1,584,355
Rudolph Technologies, Inc. *	37,500	505,875
Sigma Designs, Inc. *	69,100	368,994
Spansion, Inc., Class A *	184,000	2,116,000
SunPower Corp. (a)*	39,727	309,473
Ultra Clean Holdings, Inc. *	64,000	359,040

		14,614,543

Software & Services 10.8%
Accelrys, Inc. *	206,100	1,941,462
Acxiom Corp. *	196,400	3,482,172
AOL, Inc. *	49,100	1,504,915
Aspen Technology, Inc. *	46,500	1,422,900
Blucora, Inc. *	25,800	383,388
Bottomline Technologies, Inc. *	18,500	537,980
CACI International, Inc., Class A *	26,000	1,394,380
Computer Task Group, Inc. *	7,800	149,292
Convergys Corp.	198,500	3,378,470
CoreLogic, Inc. *	76,400	2,004,736
CSG Systems International, Inc. *	112,800	2,124,024
Digital River, Inc. *	45,400	659,208
EarthLink, Inc.	73,600	500,480
Ebix, Inc. (a)	45,500	743,470
EPIQ Systems, Inc.	47,600	587,384
Euronet Worldwide, Inc. *	95,600	2,339,332
Fair Isaac Corp.	12,400	558,868
Guidance Software, Inc. *	17,200	219,300
IntraLinks Holdings, Inc. *	53,400	345,498
j2 Global, Inc.	75,400	2,399,228
Limelight Networks, Inc. *	227,400	536,664
Lionbridge Technologies, Inc. *	200,400	799,596
MAXIMUS, Inc.	16,900	1,158,833
Mentor Graphics Corp. *	200,400	3,432,852
MoneyGram International, Inc. *	79,524	1,095,046
Monotype Imaging Holdings, Inc.	45,500	822,640
NetScout Systems, Inc. *	34,400	895,432
Progress Software Corp. *	47,300	1,110,131
Rosetta Stone, Inc. *	17,600	228,096
Rovi Corp. *	55,800	964,782
SeaChange International, Inc. *	96,800	1,079,320
TeleTech Holdings, Inc. *	80,200	1,499,740
The Hackett Group, Inc.	27,500	118,250
TiVo, Inc. *	104,300	1,391,362
Unisys Corp. *	39,140	869,299
United Online, Inc.	408,300	2,711,112
Virtusa Corp. *	31,900	660,649
Websense, Inc. *	41,900	612,997
XO Group, Inc. *	25,100	241,462

		46,904,750

Technology Hardware & Equipment 5.2%
Aviat Networks, Inc. *	177,200	664,500
Avid Technology, Inc. *	55,300	409,220
Bel Fuse, Inc., Class B	7,700	143,451
Benchmark Electronics, Inc. *	79,200	1,390,752
Brocade Communications Systems, Inc. *	525,200	3,004,144
Checkpoint Systems, Inc. *	47,000	566,820
Ciena Corp. *	102,600	1,606,716
Daktronics, Inc.	52,700	625,022
Electro Scientific Industries, Inc.	43,800	473,040
Emulex Corp. *	175,500	1,340,820
Harmonic, Inc. *	466,600	2,440,318
Insight Enterprises, Inc. *	124,400	2,438,240
Itron, Inc. *	19,300	895,327

4

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ixia *	36,600	695,034
Littelfuse, Inc.	6,500	416,065
Methode Electronics, Inc.	25,500	245,310
Newport Corp. *	20,100	289,842
Plexus Corp. *	45,100	1,150,952
Power-One, Inc. *	104,000	418,080
Radisys Corp. *	65,400	255,060
Richardson Electronics Ltd.	18,000	218,160
Sanmina Corp. *	103,400	984,368
Silicon Graphics International Corp. *	50,000	727,000
Symmetricom, Inc. *	64,700	348,733
Tech Data Corp. *	10,800	549,828
TTM Technologies, Inc. *	22,600	180,122
Zygo Corp. *	14,400	229,104

		22,706,028

Telecommunication Services 0.9%
Atlantic Tele-Network, Inc.	16,400	709,792
Cbeyond, Inc. *	78,600	691,680
IDT Corp., Class B	86,000	878,920
Premiere Global Services, Inc. *	161,900	1,517,003
Shenandoah Telecommunications Co.	8,300	121,678

		3,919,073

Transportation 2.4%
AMERCO	18,700	2,514,402
Arkansas Best Corp.	55,300	581,756
Avis Budget Group, Inc. *	95,200	2,049,656
Con-way, Inc.	64,600	2,027,148
Park-Ohio Holdings Corp. *	28,200	680,748
Republic Airways Holdings, Inc. *	52,900	443,831
Saia, Inc. *	27,800	721,132
SkyWest, Inc.	99,900	1,262,736

		10,281,409

Utilities 3.5%
American States Water Co.	60,300	3,048,165
Black Hills Corp.	89,600	3,615,360
Chesapeake Utilities Corp.	4,100	194,586
El Paso Electric Co.	40,000	1,347,600
MGE Energy, Inc.	26,400	1,383,096
Portland General Electric Co.	129,200	3,710,624
Southwest Gas Corp.	10,800	481,032
UNS Energy Corp.	34,100	1,544,389

		15,324,852

Total Common Stock
(Cost $362,417,271)		430,328,341

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.9% of net assets

Time Deposit 0.9%
Wells Fargo
0.03%, 02/01/13	3,906,104	3,906,104

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.03%, 03/14/13 (b)(c)	80,000	79,998
0.04%, 03/14/13 (b)(c)	74,000	73,997

		153,995

Total Short-Term Investments
(Cost $4,060,099)		4,060,099

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.5% of net assets

Wells Fargo Advantage Government Money Market Fund	6,630,609	6,630,609

Total Collateral Invested for Securities on Loan
(Cost $6,630,609)		6,630,609

End of Collateral Invested for Securities on Loan

At 01/31/13, the tax basis cost of the fund’s investments was $367,068,933 and the unrealized appreciation and depreciation were $74,915,121 and ($7,595,614), respectively, with a net unrealized appreciation of $67,319,507.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 03/15/13	15	1,350,150	103,178

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 5

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets,

6

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$430,328,341	$—	$—	$430,328,341
Short-Term Investments[1]	—	4,060,099	—	4,060,099

Total	$430,328,341	$4,060,099	$—	$434,388,440

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,630,609	$—	$—	$6,630,609
Futures Contracts[2]	103,178	—	—	103,178

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$792,844	$—	($273,298)	$—	($519,546)	$—	$—	$—

Total	$792,844	$—	($273,298)	$—	($519,546)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

On January 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46825JAN13

 7

Schwab Capital Trust
Schwab Hedged Equity Fund™

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.4%		Common Stock	160,115,161	191,179,539

99.4%		Total Investments	160,115,161	191,179,539
(44	.8)%	Short Sales	(82,662,727)	(86,199,250)
45.4%		Other Assets and Liabilities, Net		87,420,701

100.0%		Total Net Assets		192,400,990

	Number	Value
Security	of Shares	($)

Common Stock 99.4% of net assets

Banks 5.9%
Fifth Third Bancorp	78,998	1,286,877
KeyCorp (a)	184,900	1,738,060
Regions Financial Corp. (a)	239,500	1,863,310
SunTrust Banks, Inc.	51,134	1,450,672
Wells Fargo & Co. (a)	118,191	4,116,593
Zions Bancorp	35,000	816,200

		11,271,712

Capital Goods 8.4%
3M Co.	10,200	1,025,610
AGCO Corp. *	34,373	1,821,769
Curtiss-Wright Corp.	43,600	1,554,340
Fluor Corp.	28,200	1,828,206
General Electric Co. (a)	122,305	2,724,955
Lockheed Martin Corp.	10,000	868,700
Northrop Grumman Corp.	14,700	956,088
Roper Industries, Inc.	6,500	763,425
Textron, Inc.	50,535	1,453,387
Valmont Industries, Inc.	5,900	859,748
Wabtec Corp. (a)	25,200	2,359,224

		16,215,452

Commercial & Professional Supplies 0.4%
Equifax, Inc.	13,800	810,060

Consumer Durables & Apparel 2.4%
Hanesbrands, Inc. *	16,400	614,672
Jarden Corp. (a)*	23,611	1,389,271
Mohawk Industries, Inc. (a)*	20,620	2,096,229
The Jones Group, Inc.	50,600	607,200

		4,707,372

Consumer Services 0.9%
Brinker International, Inc. (a)	33,926	1,110,737
Service Corp. International	43,200	644,976

		1,755,713

Diversified Financials 7.6%
Affiliated Managers Group, Inc. *	8,000	1,151,440
Bank of America Corp.	118,400	1,340,288
JPMorgan Chase & Co. (a)	93,012	4,376,215
Morgan Stanley	29,600	676,360
Northern Trust Corp.	11,700	602,199
SLM Corp. (a)	146,709	2,477,915
State Street Corp.	13,600	756,840
The Bank of New York Mellon Corp.	66,100	1,795,276
The Goldman Sachs Group, Inc.	9,800	1,449,028

		14,625,561

Energy 10.0%
Chevron Corp.	32,596	3,753,429
EOG Resources, Inc.	21,300	2,662,074
Exxon Mobil Corp.	39,678	3,569,830
Marathon Oil Corp.	79,400	2,668,634
Murphy Oil Corp. (a)	40,553	2,413,715
Oceaneering International, Inc. (a)	24,501	1,548,708
Schlumberger Ltd.	10,700	835,135
Valero Energy Corp. (a)	40,278	1,761,357

		19,212,882

Food & Staples Retailing 2.7%
Costco Wholesale Corp.	21,500	2,200,310
The Kroger Co. (a)	84,543	2,341,841
Wal-Mart Stores, Inc.	10,600	741,470

		5,283,621

Food, Beverage & Tobacco 6.2%
Bunge Ltd. (a)	34,444	2,743,809
ConAgra Foods, Inc.	19,700	643,993
Ingredion, Inc. (a)	41,149	2,718,715
Kellogg Co.	24,700	1,444,950
PepsiCo, Inc.	15,519	1,130,559
The Coca-Cola Co.	40,500	1,508,220
Universal Corp.	32,400	1,761,912

		11,952,158

Health Care Equipment & Services 2.6%
Baxter International, Inc.	1,000	67,840
McKesson Corp.	18,128	1,907,609
Medtronic, Inc.	54,000	2,516,400
UnitedHealth Group, Inc.	9,200	507,932

		4,999,781

 1

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 3.8%
Aflac, Inc.	36,700	1,947,302
American Financial Group, Inc.	30,000	1,276,800
MetLife, Inc.	21,800	814,012
Principal Financial Group, Inc.	39,132	1,213,483
Prudential Financial, Inc.	14,700	850,836
Reinsurance Group of America, Inc.	8,300	476,337
The Travelers Cos., Inc.	9,900	776,754

		7,355,524

Materials 7.5%
AMCOL International Corp.	20,400	602,412
Coeur d’Alene Mines Corp. *	32,900	713,930
Commercial Metals Co.	61,300	1,020,645
Huntsman Corp. (a)	56,900	1,003,147
International Paper Co. (a)	65,416	2,709,531
MeadWestvaco Corp. (a)	40,247	1,261,743
Minerals Technologies, Inc. (a)	76,392	3,160,337
PPG Industries, Inc.	20,072	2,767,327
Worthington Industries, Inc.	41,300	1,134,924

		14,373,996

Media 1.2%
Comcast Corp., Class A	31,700	1,207,136
Time Warner, Inc.	21,000	1,060,920

		2,268,056

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
Amgen, Inc.	19,700	1,683,562
Celgene Corp. *	11,000	1,088,560
Charles River Laboratories International, Inc. (a)*	57,600	2,380,032
Merck & Co., Inc.	74,400	3,217,800
Pfizer, Inc. (a)	219,587	5,990,333

		14,360,287

Real Estate 0.9%
First Industrial Realty Trust, Inc. *	43,000	673,810
Strategic Hotels & Resorts, Inc. (a)*	154,700	1,130,857

		1,804,667

Retailing 5.2%
ANN, Inc. *	17,900	552,036
Chico’s FAS, Inc.	30,300	543,279
Foot Locker, Inc.	82,989	2,850,672
Macy’s, Inc.	65,421	2,584,784
PetSmart, Inc.	12,600	824,166
Rent-A-Center, Inc.	18,200	649,376
The Children’s Place Retail Stores, Inc. *	8,900	443,576
The TJX Cos., Inc.	35,800	1,617,444

		10,065,333

Semiconductors & Semiconductor Equipment 1.8%
Amkor Technology, Inc. (a)*	101,376	469,371
LSI Corp. *	206,066	1,450,705
Micron Technology, Inc. (a)*	127,654	965,064
NVIDIA Corp.	39,100	479,366

		3,364,506

Software & Services 9.2%
Accenture plc, Class A	11,900	855,491
CA, Inc. (a)	91,406	2,268,697
Cadence Design Systems, Inc. (a)*	137,800	1,919,554
Convergys Corp. (a)	100,622	1,712,586
Google, Inc., Class A *	1,400	1,057,966
IAC/InterActiveCorp	23,918	986,618
Jack Henry & Associates, Inc.	26,200	1,086,776
MAXIMUS, Inc. (a)	10,703	733,905
Microsoft Corp.	23,900	656,533
Oracle Corp.	84,300	2,993,493
Symantec Corp. (a)*	103,325	2,249,385
Synopsys, Inc. *	23,000	769,120
Yahoo! Inc. *	25,400	498,602

		17,788,726

Technology Hardware & Equipment 6.3%
Apple, Inc.	9,728	4,429,256
Brocade Communications Systems, Inc. (a)*	349,224	1,997,561
Cisco Systems, Inc.	64,900	1,334,993
EchoStar Corp., Class A (a)*	27,767	1,010,163
Jabil Circuit, Inc.	38,188	722,135
Tech Data Corp. (a)*	34,245	1,743,413
Western Digital Corp.	17,379	816,813

		12,054,334

Telecommunication Services 2.3%
AT&T, Inc.	46,100	1,603,819
Telephone & Data Systems, Inc. (a)	37,020	936,236
Verizon Communications, Inc.	41,000	1,788,010

		4,328,065

Transportation 2.7%
AMERCO	7,400	995,004
Delta Air Lines, Inc. (a)*	64,000	888,960
FedEx Corp.	27,592	2,799,208
Hertz Global Holdings, Inc. *	25,500	466,140

		5,149,312

Utilities 3.9%
Ameren Corp. (a)	77,366	2,509,753
American Electric Power Co., Inc.	23,200	1,050,728
American Water Works Co., Inc.	20,200	773,256
CenterPoint Energy, Inc.	49,000	1,001,560
Portland General Electric Co.	38,700	1,111,464

2

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The AES Corp. (a)	90,928	985,660

		7,432,421

Total Common Stock
(Cost $160,115,161)		191,179,539

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $160,238,128 and the unrealized appreciation and depreciation were $32,282,432 and ($1,341,021), respectively, with a net unrealized appreciation of $30,941,411.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.

 3

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Short Sales 44.8% of net assets

Automobiles & Components 1.0%
Gentex Corp.	62,900	1,203,277
Johnson Controls, Inc.	20,400	634,236

		1,837,513

Banks 4.9%
Bank of Hawaii Corp.	27,500	1,322,475
Bank of the Ozarks, Inc.	32,800	1,191,296
BankUnited, Inc.	46,800	1,258,920
Capitol Federal Financial, Inc.	99,600	1,170,300
First Niagara Financial Group, Inc.	114,500	897,680
Firstmerit Corp.	34,000	517,820
New York Community Bancorp, Inc.	77,400	1,033,290
Texas Capital Bancshares, Inc. *	11,500	476,100
TFS Financial Corp. *	44,200	452,166
Valley National Bancorp	103,835	1,016,545

		9,336,592

Capital Goods 3.7%
Colfax Corp. *	31,400	1,400,754
Fortune Brands Home & Security, Inc. *	8,100	265,194
GrafTech International Ltd. *	49,500	475,200
Joy Global, Inc.	8,500	536,945
MasTec, Inc. *	28,900	817,870
Owens Corning *	6,100	254,187
Pall Corp.	17,700	1,208,910
Raven Industries, Inc.	14,500	390,485
Rockwell Collins, Inc.	13,400	788,992
Simpson Manufacturing Co., Inc.	10,300	333,926
TAL International Group, Inc.	7,300	305,870
The Timken Co.	3,600	192,996
Watsco, Inc.	2,500	188,375

		7,159,704

Commercial & Professional Supplies 1.8%
ABM Industries, Inc.	20,000	438,400
Stericycle, Inc. *	12,800	1,207,680
The Advisory Board Co. *	15,900	862,257
Waste Connections, Inc.	24,800	893,296

		3,401,633

Consumer Durables & Apparel 1.2%
Carter’s, Inc. *	8,600	517,978
D.R. Horton, Inc.	35,200	832,832
M.D.C. Holdings, Inc.	5,000	196,600
Meritage Homes Corp. *	4,700	207,928
Standard Pacific Corp. *	62,400	517,920

		2,273,258

Consumer Services 0.2%
DeVry, Inc.	15,300	385,101

Diversified Financials 1.7%
Apollo Investment Corp.	113,500	1,021,500
CBOE Holdings, Inc.	7,200	243,936
CME Group, Inc.	22,000	1,272,480
TD Ameritrade Holding Corp.	40,700	789,173

		3,327,089

Energy 3.0%
Approach Resources, Inc. *	7,600	202,084
Cabot Oil & Gas Corp.	8,200	432,796
Carrizo Oil & Gas, Inc. *	15,100	324,348
Cheniere Energy, Inc. *	13,100	278,113
Chesapeake Energy Corp.	13,900	280,502
Continental Resources, Inc. *	12,100	1,005,752
FMC Technologies, Inc. *	6,400	303,040
Gulfport Energy Corp. *	7,600	313,652
Kodiak Oil & Gas Corp. *	98,484	906,053
Oasis Petroleum, Inc. *	15,900	570,492
PDC Energy, Inc. *	6,500	240,695
Range Resources Corp.	7,400	497,058
Southwestern Energy Co. *	14,200	487,060

		5,841,645

Food & Staples Retailing 0.8%
Sysco Corp.	29,200	927,684
The Fresh Market, Inc. *	13,800	674,682

		1,602,366

Food, Beverage & Tobacco 4.0%
B&G Foods, Inc.	33,600	1,065,120
Dr Pepper Snapple Group, Inc.	25,000	1,126,750
Flowers Foods, Inc.	13,800	370,944
Hormel Foods Corp.	33,700	1,166,357
Lorillard, Inc.	23,700	925,959
Reynolds American, Inc.	18,428	810,463
Sanderson Farms, Inc.	7,300	368,504
Snyders-Lance, Inc.	23,900	607,777
The Hain Celestial Group, Inc. *	7,300	416,027
Vector Group Ltd.	53,380	829,525

		7,687,426

Health Care Equipment & Services 1.8%
Acadia Healthcare Co., Inc. *	13,500	345,195
DexCom, Inc. *	70,300	1,070,669
HeartWare International, Inc. *	8,800	795,344
HMS Holdings Corp. *	8,200	223,532
MEDNAX, Inc. *	11,800	1,009,608

		3,444,348

Household & Personal Products 0.4%
Church & Dwight Co., Inc.	14,900	861,071

Insurance 3.2%
Cincinnati Financial Corp.	25,600	1,086,464
Erie Indemnity Co., Class A	13,700	977,358
Hilltop Holdings, Inc. *	4,400	57,816

4

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Markel Corp. *	1,500	714,195
MBIA, Inc. *	35,900	309,099
Mercury General Corp.	15,500	613,800
RLI Corp.	16,900	1,166,269
The Progressive Corp.	53,200	1,196,468

		6,121,469

Materials 4.2%
Airgas, Inc.	13,100	1,247,644
Albemarle Corp.	14,200	870,602
Allied Nevada Gold Corp. *	13,600	322,184
AptarGroup, Inc.	10,300	530,759
Compass Minerals International, Inc.	3,400	244,970
Eagle Materials, Inc.	4,900	317,373
International Flavors & Fragrances, Inc.	5,100	359,193
Praxair, Inc.	9,100	1,004,367
Sealed Air Corp.	20,500	383,760
Sigma-Aldrich Corp.	14,100	1,090,353
Southern Copper Corp.	30,985	1,220,499
Walter Energy, Inc.	11,400	428,070

		8,019,774

Media 0.5%
DreamWorks Animation SKG, Inc., Class A *	37,300	649,393
Regal Entertainment Group, Class A	26,300	392,659

		1,042,052

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Akorn, Inc. *	29,600	387,464
Mettler-Toledo International, Inc. *	3,400	722,602

		1,110,066

Real Estate 1.3%
Government Properties Income Trust	12,100	300,685
LTC Properties, Inc.	8,100	301,644
Rayonier, Inc.	20,400	1,098,336
Senior Housing Properties Trust	33,600	809,424

		2,510,089

Retailing 2.3%
AutoZone, Inc. *	2,600	961,220
Big Lots, Inc. *	8,300	266,845
CarMax, Inc. *	18,300	721,386
Group 1 Automotive, Inc.	16,500	1,117,710
Kohl’s Corp.	11,100	513,819
Pier 1 Imports, Inc.	40,500	878,445

		4,459,425

Semiconductors & Semiconductor Equipment 0.2%
Cavium, Inc. *	10,200	341,088
Cirrus Logic, Inc. *	4,200	118,566

		459,654

Software & Services 3.6%
Blackbaud, Inc.	10,900	271,628
Concur Technologies, Inc. *	15,800	1,057,020
CoStar Group, Inc. *	4,800	450,144
FactSet Research Systems, Inc.	3,600	333,072
Genpact Ltd.	38,300	641,525
Informatica Corp. *	12,100	447,821
Intuit, Inc.	9,000	561,420
Jive Software, Inc. *	14,500	222,285
LinkedIn Corp., Class A *	5,200	643,708
Liquidity Services, Inc. *	8,000	254,960
NetSuite, Inc. *	4,300	301,989
Paychex, Inc.	37,300	1,217,099
QLIK Technologies, Inc. *	19,500	433,095
ServiceSource International, Inc. *	29,700	179,685

		7,015,451

Technology Hardware & Equipment 2.5%
Acme Packet, Inc. *	16,500	398,805
ADTRAN, Inc.	23,500	474,700
Anixter International, Inc.	11,100	746,808
F5 Networks, Inc. *	6,200	650,256
Loral Space & Communications, Inc.	5,400	316,926
National Instruments Corp.	39,000	1,107,600
SanDisk Corp. *	3,900	194,961
ViaSat, Inc. *	21,400	821,974

		4,712,030

Transportation 1.9%
Atlas Air Worldwide Holdings, Inc. *	5,400	243,486
C.H. Robinson Worldwide, Inc.	15,400	1,018,710
Hub Group, Inc., Class A *	9,800	360,738
Kirby Corp. *	11,100	784,215
Norfolk Southern Corp.	13,900	957,293
US Airways Group, Inc. *	15,900	227,052

		3,591,494

Total Short Sales
(Proceeds $82,662,727)		86,199,250

End of Short Sale Positions.

*	Non-income producing security

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 5

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

6

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$191,179,539	$—	$—	$191,179,539

Total	$191,179,539	$—	$—	$191,179,539

Liabilities Valuation Input

Other Financial Instruments
Short Sales[1]	($86,199,250)	$—	$—	($86,199,250)

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

REG46826JAN13

 7

Schwab Capital Trust
Schwab Financial Services Fund™

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.9%	Common Stock	43,025,643	51,281,932
2.5%	Short-Term Investments	1,317,321	1,317,321

99.4%	Total Investments	44,342,964	52,599,253
0.6%	Other Assets and Liabilities, Net		327,521

100.0%	Total Net Assets		52,926,774

	Number	Value
Security	of Shares	($)

Common Stock 96.9% of net assets

Banks 15.2%
Bank Mutual Corp.	39,600	203,148
Chemical Financial Corp.	11,500	279,565
First Interstate BancSystem, Inc.	18,200	313,586
MainSource Financial Group, Inc.	5,500	75,900
Regions Financial Corp.	82,500	641,850
SunTrust Banks, Inc.	14,500	411,365
U.S. Bancorp	12,500	413,750
United Community Banks, Inc. *	25,400	266,446
Wells Fargo & Co.	124,000	4,318,920
WSFS Financial Corp.	3,100	140,957
Zions Bancorp	41,600	970,112

		8,035,599

Diversified Financials 40.2%
Affiliated Managers Group, Inc. *	1,800	259,074
American Express Co.	18,200	1,070,342
Bank of America Corp.	217,100	2,457,572
Capital One Financial Corp.	17,300	974,336
Citigroup, Inc.	38,400	1,618,944
First Cash Financial Services, Inc. *	8,900	474,459
FXCM, Inc., Class A	10,700	128,293
Interactive Brokers Group, Inc., Class A	29,700	424,710
Investment Technology Group, Inc. *	40,900	413,908
JPMorgan Chase & Co.	95,200	4,479,160
Morgan Stanley	51,400	1,174,490
Northern Trust Corp.	19,200	988,224
Piper Jaffray Cos., Inc. *	11,300	437,649
SLM Corp.	62,800	1,060,692
State Street Corp.	27,800	1,547,070
The Bank of New York Mellon Corp.	55,900	1,518,244
The Goldman Sachs Group, Inc.	15,300	2,262,258

		21,289,425

Insurance 24.0%
Aflac, Inc.	26,600	1,411,396
Berkshire Hathaway, Inc., Class B *	21,100	2,045,223
First American Financial Corp.	19,800	473,022
HCC Insurance Holdings, Inc.	24,800	959,264
Loews Corp.	24,900	1,079,913
MetLife, Inc.	17,100	638,514
Primerica, Inc.	27,400	900,912
Prudential Financial, Inc.	20,300	1,174,964
Reinsurance Group of America, Inc.	15,100	866,589
Symetra Financial Corp.	11,700	163,215
The Travelers Cos., Inc.	20,000	1,569,200
Torchmark Corp.	17,900	997,209
Validus Holdings Ltd.	9,500	345,895
XL Group plc	2,200	60,984

		12,686,300

Real Estate 17.5%
Apartment Investment & Management Co., Class A	33,700	919,336
Brandywine Realty Trust	500	6,365
CapLease, Inc.	71,300	412,827
CBL & Associates Properties, Inc.	900	19,341
Coresite Realty Corp.	5,400	159,300
DDR Corp.	15,200	252,168
Extra Space Storage, Inc.	25,500	1,015,920
First Industrial Realty Trust, Inc. *	35,000	548,450
Home Properties, Inc.	2,800	172,116
Kite Realty Group Trust	1,400	8,470
Lexington Realty Trust	53,800	591,800
Liberty Property Trust	26,500	1,038,005
National Retail Properties, Inc.	30,300	970,206
ProLogis, Inc.	22,300	889,770
Saul Centers, Inc.	4,900	209,475
Simon Property Group, Inc.	11,037	1,767,907
Weyerhaeuser Co.	9,600	289,152

		9,270,608

Total Common Stock
(Cost $43,025,643)		51,281,932

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.5% of net assets

Time Deposit 2.4%
Bank of Montreal
0.03%, 02/01/13	1,268,323	1,268,323

 1

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.04%, 03/14/13 (a)(b)	49,000	48,998

Total Short-Term Investments
(Cost $1,317,321)		1,317,321

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $44,355,285 and the unrealized appreciation and depreciation were $8,336,472 and ($92,504), respectively, with a net unrealized appreciation of $8,243,968.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/15/13	12	895,980	29,684

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from

2

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$51,281,932	$—	$—	$51,281,932
Short-Term Investments[1]	—	1,317,321	—	1,317,321

Total	$51,281,932	$1,317,321	$—	$52,599,253

Other Financial Instruments
Futures Contracts[2]	$29,684	$—	$—	$29,684

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

On January 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46836JAN13

 3

Schwab Capital Trust
Schwab Health Care Fund™

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

78.1%	Common Stock	356,540,242	448,517,820
19.7%	Foreign Common Stock	82,252,632	113,014,067
2.2%	Short-Term Investments	12,667,907	12,667,907

100.0%	Total Investments	451,460,781	574,199,794
0.0%	Collateral Invested for Securities on Loan	112,909	112,909
0.0%	Other Assets and Liabilities, Net		(139,796)

100.0%	Total Net Assets		574,172,907

	Number	Value
Security	of Shares	($)

Common Stock 78.1% of net assets

Health Care Equipment & Services 29.9%
Abbott Laboratories	228,000	7,724,640
Aetna, Inc.	15,000	723,450
Alere, Inc. *	144,000	3,061,440
Allscripts Healthcare Solutions, Inc. *	100,000	1,108,000
AMN Healthcare Services, Inc. *	50,000	607,500
AmSurg Corp. *	35,000	1,092,350
Baxter International, Inc.	250,000	16,960,000
Becton, Dickinson & Co.	22,000	1,848,880
Boston Scientific Corp. *	1,694,000	12,654,180
Cantel Medical Corp.	13,000	408,330
Capital Senior Living Corp. *	20,000	424,600
Cigna Corp.	85,000	4,958,900
Community Health Systems, Inc.	35,000	1,341,550
CONMED Corp.	45,000	1,321,650
Covidien plc	135,000	8,415,900
Cynosure, Inc., Class A *	27,000	720,900
Emeritus Corp. *	15,000	406,200
Express Scripts Holding Co. *	150,000	8,013,000
Gentiva Health Services, Inc. *	65,000	644,150
Greatbatch, Inc. *	79,000	2,096,660
Haemonetics Corp. *	30,000	1,258,200
Henry Schein, Inc. *	50,000	4,317,000
Hill-Rom Holdings, Inc.	100,000	3,318,000
Hologic, Inc. *	50,000	1,192,000
ICU Medical, Inc. *	31,000	1,873,950
Integra LifeSciences Holdings Corp. *	30,000	1,264,500
Invacare Corp.	135,000	2,123,550
Kindred Healthcare, Inc. *	70,000	754,600
Magellan Health Services, Inc. *	57,000	2,924,100
McKesson Corp.	25,000	2,630,750
MedAssets, Inc. *	224,000	4,379,200
Medtronic, Inc.	488,000	22,740,800
NuVasive, Inc. *	53,000	913,190
Omnicare, Inc.	25,000	973,750
Omnicell, Inc. *	35,000	553,000
PharMerica Corp. *	60,000	868,800
ResMed, Inc.	25,000	1,095,000
RTI Biologics, Inc. *	81,000	398,520
Sirona Dental Systems, Inc. *	50,000	3,323,500
STERIS Corp.	60,000	2,263,800
Stryker Corp.	30,000	1,879,500
SurModics, Inc. *	25,000	602,750
Symmetry Medical, Inc. *	50,000	535,500
Teleflex, Inc.	25,000	1,875,000
The Cooper Cos., Inc.	70,000	7,094,500
Thoratec Corp. *	11,000	401,830
UnitedHealth Group, Inc.	336,000	18,550,560
Vanguard Health Systems, Inc. *	45,000	628,650
Wright Medical Group, Inc. *	130,000	2,748,200
Zimmer Holdings, Inc.	50,000	3,730,000

		171,744,980

Pharmaceuticals, Biotechnology & Life Sciences 48.2%
AbbVie, Inc.	228,000	8,365,320
Acorda Therapeutics, Inc. *	50,000	1,444,000
Alkermes plc *	30,000	691,500
Allergan, Inc.	47,000	4,935,470
AMAG Pharmaceuticals, Inc. *	95,000	1,515,250
Amgen, Inc.	300,000	25,638,000
Astex Pharmaceuticals *	108,000	361,800
Bio-Rad Laboratories, Inc., Class A *	20,000	2,275,800
Biogen Idec, Inc. *	100,000	15,608,000
Bristol-Myers Squibb Co.	98,000	3,541,720
Cambrex Corp. *	35,000	411,250
Celgene Corp. *	200,000	19,792,000
Charles River Laboratories International, Inc. *	130,000	5,371,600
Cubist Pharmaceuticals, Inc. *	40,000	1,721,600
Eli Lilly & Co.	454,000	24,375,260
Emergent Biosolutions, Inc. *	30,000	481,500
Gilead Sciences, Inc. *	220,000	8,679,000
Hi-Tech Pharmacal Co., Inc.	15,000	549,000
Johnson & Johnson	380,000	28,089,600
Lexicon Pharmaceuticals, Inc. *	71,000	151,230
Life Technologies Corp. *	50,000	3,234,500
Merck & Co., Inc.	775,000	33,518,750
Mylan, Inc. *	471,000	13,315,170
Myriad Genetics, Inc. *	65,000	1,758,900
PAREXEL International Corp. *	77,000	2,606,450
PDL Biopharma, Inc. (a)	22,000	151,360
PerkinElmer, Inc.	30,000	1,057,200
Pfizer, Inc.	1,350,000	36,828,000
Repligen Corp. *	30,000	207,000
Santarus, Inc. *	50,000	668,000
SciClone Pharmaceuticals, Inc. *	50,000	261,500
Thermo Fisher Scientific, Inc.	248,000	17,890,720

 1

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Therapeutics Corp. *	87,000	4,688,430
ViroPharma, Inc. *	75,000	1,999,500
Warner Chilcott plc, Class A	280,000	3,967,600
Xenoport, Inc. *	74,000	620,860

		276,772,840

Total Common Stock
(Cost $356,540,242)		448,517,820

Foreign Common Stock 19.7% of net assets

Australia 1.3%

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
CSL Ltd.	133,000	7,613,334

Denmark 2.1%

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	2,000	105,556
GN Store Nord A/S	60,000	976,260

		1,081,816

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Novo Nordisk A/S, Class B	60,000	11,045,525

		12,127,341

France 3.0%

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
Sanofi	174,000	16,962,599

Germany 0.8%

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bayer AG - Reg’d	26,000	2,565,750
Merck KGaA	15,000	2,085,487

		4,651,237

Israel 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	35,000	1,329,913

Japan 3.2%

Health Care Equipment & Services 0.0%
Fukuda Denshi Co., Ltd.	2,000	68,259

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Astellas Pharma, Inc.	100,000	5,090,542
Chugai Pharmaceutical Co., Ltd.	25,000	514,277
Dainippon Sumitomo Pharma Co., Ltd.	244,000	3,439,764
Eisai Co., Ltd.	50,000	2,186,062
Kyowa Hakko Kirin Co., Ltd.	404,000	3,819,874
Otsuka Holdings Co., Ltd.	25,000	806,445
Shionogi & Co., Ltd.	30,000	536,169
Takeda Pharmaceutical Co., Ltd.	36,000	1,849,921

		18,243,054

		18,311,313

Switzerland 6.6%

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
Actelion Ltd. - Reg’d *	50,000	2,476,788
Novartis AG - Reg’d	310,000	21,072,685
Roche Holding AG	64,400	14,234,909

		37,784,382

United Kingdom 2.5%

Health Care Equipment & Services 0.1%
Smith & Nephew plc	55,000	634,207

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
AstraZeneca plc	165,000	7,972,754
GlaxoSmithKline plc	246,000	5,626,987

		13,599,741

		14,233,948

Total Foreign Common Stock
(Cost $82,252,632)		113,014,067

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.2% of net assets

Time Deposit 2.1%
Wells Fargo
US Dollar
0.03%, 02/01/13	12,222,925	12,222,925

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.03%, 03/14/13 (b)(c)	60,000	59,998
0.04%, 03/14/13 (b)(c)	385,000	384,984

		444,982

Total Short-Term Investments
(Cost $12,667,907)		12,667,907

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.0% of net assets

Wells Fargo Advantage Government Money Market Fund	112,909	112,909

Total Collateral Invested for Securities on Loan
(Cost $112,909)		112,909

End of Collateral Invested for Securities on Loan.

2

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

At 01/31/13, the tax basis cost of the fund’s investments was $451,460,781 and the unrealized appreciation and depreciation were $126,949,612 and ($4,210,599), respectively, with a net unrealized appreciation of $122,739,013.

At 01/31/13, the values of certain foreign securities held by the fund aggregating $112,908,511 were adjusted from their closing market values in accordance with International fair valuation procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.

Reg’d —	Registered

In addition to the above, the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/15/13	75	5,599,875	245,681

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

 3

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$448,517,820	$—	$—	$448,517,820

4

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Common Stock
Australia[1]	$—	$7,613,334	$—	$7,613,334
Denmark
Health Care Equipment & Services	105,556	976,260	—	1,081,816
Pharmaceuticals, Biotechnology & Life Sciences	—	11,045,525	—	11,045,525
France[1]	—	16,962,599	—	16,962,599
Germany[1]	—	4,651,237	—	4,651,237
Israel[1]	—	1,329,913	—	1,329,913
Japan[1]	—	18,311,313	—	18,311,313
Switzerland[1]	—	37,784,382	—	37,784,382
United Kingdom[1]	—	14,233,948	—	14,233,948
Short-Term Investments[1]	—	12,667,907	—	12,667,907

Total	$448,623,376	$125,576,418	$—	$574,199,794

Other Financial Instruments
Collateral Invested for Securities on Loan	$112,909	$—	$—	$112,909
Futures Contracts[2]	245,681	—	—	245,681

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

On January 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46837JAN13

 5

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.0%		Common Stock	78,213,224	91,180,951
0.0%		Preferred Stock	17,685	17,741
2.6%		Other Investment Companies	2,335,157	2,379,786

100.6%		Total Investments	80,566,066	93,578,478
(0	.6)%	Other Assets and Liabilities, Net		(572,842)

100.0%		Net Assets		93,005,636

	Number	Value
Security	of Shares	($)

Common Stock 98.0% of net assets

Australia 8.4%

Banks 0.9%
Westpac Banking Corp.	29,205	854,386

Commercial & Professional Supplies 0.1%
Skilled Group Ltd.	33,211	96,313

Diversified Financials 2.4%
Challenger Ltd.	99,231	398,653
Macquarie Group Ltd.	31,942	1,284,694
Perpetual Ltd.	13,021	527,823

		2,211,170

Food & Staples Retailing 2.3%
Wesfarmers Ltd.	21,409	840,160
Woolworths Ltd.	40,549	1,320,992

		2,161,152

Health Care Equipment & Services 0.2%
Sigma Pharmaceuticals Ltd.	259,398	180,345

Materials 1.3%
BHP Billiton Ltd.	9,143	359,613
Nufarm Ltd.	18,886	109,821
OZ Minerals Ltd.	16,483	119,536
Rio Tinto Ltd.	6,581	457,060
St. Barbara Ltd. *	95,287	142,690

		1,188,720

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	3,537	202,469

Retailing 1.0%
David Jones Ltd.	84,879	221,799
Myer Holdings Ltd	43,891	114,208
Pacific Brands Ltd.	403,210	294,586
Premier Investments Ltd.	24,525	190,531
Wotif.com Holdings Ltd.	10,581	64,322

		885,446

		7,780,001

Austria 0.7%

Energy 0.2%
OMV AG	4,356	179,449

Transportation 0.5%
Oesterreichische Post AG	11,057	483,827

		663,276

Belgium 0.9%

Food, Beverage & Tobacco 0.8%
Anheuser-Busch InBev N.V.	8,409	739,896

Technology Hardware & Equipment 0.1%
Barco N.V.	1,660	131,919

		871,815

Canada 0.6%

Consumer Durables & Apparel 0.2%
Gildan Activewear, Inc.	4,000	147,223

Energy 0.4%
Canadian Natural Resources Ltd.	4,700	141,933
Suncor Energy, Inc.	8,000	271,907

		413,840

		561,063

Denmark 1.2%

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Novo Nordisk A/S, Class B	6,253	1,151,128

Finland 0.6%

Software & Services 0.1%
Tieto Oyj	6,154	136,862

Technology Hardware & Equipment 0.5%
Nokia Oyj	114,007	447,478

		584,340

France 9.3%

Automobiles & Components 1.7%
Compagnie Generale des Etablissements Michelin	5,685	528,725
Plastic Omnium S.A.	2,952	115,458
Renault S.A.	14,782	890,975

		1,535,158

Banks 1.9%
BNP Paribas S.A.	28,605	1,794,802

Capital Goods 0.5%
Legrand S.A.	4,200	190,542

 1

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vinci S.A.	5,582	284,144

		474,686

Commercial & Professional Supplies 0.1%
Teleperformance	2,767	110,254

Energy 1.5%
Total S.A.	26,275	1,423,903

Food, Beverage & Tobacco 0.4%
Danone S.A.	4,834	335,007

Insurance 0.2%
AXA S.A.	12,260	226,994

Media 0.2%
Lagardere S.C.A.	4,686	169,381

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Sanofi	15,531	1,514,058

Real Estate 0.5%
Unibail-Rodamco SE	1,878	443,530

Software & Services 0.3%
UbiSoft Entertainment S.A. *	25,856	249,452

Utilities 0.4%
GDF Suez	18,716	383,935

		8,661,160

Germany 9.2%

Automobiles & Components 0.6%
Continental AG	5,111	599,830

Capital Goods 2.6%
Pfeiffer Vacuum Technology AG	2,572	320,450
Rheinmetall AG	1,715	91,293
Siemens AG - Reg’d	18,144	1,987,921

		2,399,664

Diversified Financials 0.5%
Deutsche Bank AG - Reg’d	8,780	454,096

Health Care Equipment & Services 0.1%
Fresenius SE & Co KGaA	843	102,528

Insurance 0.4%
Allianz SE - Reg’d	2,506	358,576

Materials 0.7%
BASF SE	6,564	664,806

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Bayer AG - Reg’d	12,091	1,193,173
Merck KGaA	4,749	660,265

		1,853,438

Semiconductors & Semiconductor Equipment 0.6%
Infineon Technologies AG	48,818	440,314
SMA Solar Technology AG	6,181	159,245

		599,559

Software & Services 0.6%
SAP AG	6,544	536,656

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	22,655	278,321

Transportation 0.5%
Deutsche Lufthansa AG - Reg’d	8,365	166,159
Deutsche Post AG - Reg’d	11,784	276,711

		442,870

Utilities 0.3%
E.ON SE AG	16,961	294,922

		8,585,266

Greece 0.0%

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A. *	1,788	46,491

Hong Kong 2.5%

Capital Goods 0.8%
Hutchison Whampoa Ltd.	44,000	491,792
Johnson Electric Holdings Ltd.	288,000	203,436

		695,228

Consumer Services 0.2%
SJM Holdings Ltd.	68,000	185,638

Energy 0.4%
CNOOC Ltd.	200,000	411,577

Materials 0.1%
Shougang Fushan Resources Group Ltd.	190,000	81,593

Real Estate 0.9%
Cheung Kong (Holdings) Ltd.	39,000	639,628
Sino Land Co., Ltd.	86,000	160,794

		800,422

Utilities 0.1%
Power Assets Holdings Ltd.	14,500	125,638

		2,300,096

Ireland 0.1%

Food, Beverage & Tobacco 0.0%
C&C Group plc	4,871	31,747

Materials 0.1%
Smurfit Kappa Group plc	3,404	47,161

		78,908

Israel 0.5%

Capital Goods 0.2%
Elbit Systems Ltd.	3,242	124,638
Ormat Industries Ltd. *	4,336	25,610

		150,248

Materials 0.0%
The Israel Corp., Ltd.	40	27,374

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	7,368	279,965

		457,587

Italy 2.2%

Capital Goods 0.3%
Finmeccanica S.p.A. *	36,285	238,451

Consumer Services 0.2%
Lottomatica Group S.p.A.	6,830	168,868

2

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.9%
Eni S.p.A.	34,705	866,846

Telecommunication Services 0.2%
Telecom Italia S.p.A.	231,155	229,373

Utilities 0.6%
Enel S.p.A.	122,774	535,316

		2,038,854

Japan 19.6%

Automobiles & Components 3.1%
Aisin Seiki Co., Ltd.	5,900	193,263
Daihatsu Motor Co., Ltd.	27,000	561,670
Denso Corp.	6,700	251,019
Fuji Heavy Industries Ltd.	14,000	189,346
Suzuki Motor Corp.	8,200	215,166
Toyoda Gosei Co., Ltd.	10,600	234,865
Toyota Motor Corp.	25,200	1,203,664

		2,848,993

Banks 6.1%
Aozora Bank Ltd.	52,000	146,193
Mitsubishi UFJ Financial Group, Inc.	274,300	1,559,983
Mizuho Financial Group, Inc.	542,700	1,083,217
Resona Holdings, Inc.	160,600	715,208
Sumitomo Mitsui Financial Group, Inc.	45,500	1,827,456
The Shizuoka Bank Ltd.	36,000	339,437

		5,671,494

Capital Goods 2.4%
Asahi Glass Co., Ltd.	33,000	218,938
COMSYS Holdings Corp.	13,600	164,019
Fujikura Ltd.	67,000	208,403
JGC Corp.	6,000	170,093
Mitsubishi Heavy Industries Ltd.	137,000	732,582
Mitsui & Co., Ltd.	28,600	432,253
Sumitomo Corp.	4,000	51,741
Taisei Corp.	85,000	253,650

		2,231,679

Consumer Durables & Apparel 0.6%
Namco Bandai Holdings, Inc.	28,600	407,952
Sega Sammy Holdings, Inc.	8,600	151,911

		559,863

Consumer Services 0.2%
Oriental Land Co., Ltd.	1,200	159,549

Diversified Financials 1.2%
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,720	487,085
ORIX Corp.	6,040	646,163

		1,133,248

Food, Beverage & Tobacco 2.0%
Ajinomoto Co., Inc.	53,000	718,883
Japan Tobacco, Inc.	35,700	1,113,878

		1,832,761

Household & Personal Products 0.7%
Kao Corp.	24,200	694,198

Insurance 0.6%
Sony Financial Holdings, Inc.	31,700	535,421

Materials 0.2%
Mitsubishi Chemical Holdings Corp.	14,000	64,826
Nitto Denko Corp.	2,700	152,701

		217,527

Media 0.1%
SKY Perfect JSAT Holdings, Inc.	310	145,484

Real Estate 0.5%
Nomura Real Estate Holdings, Inc.	23,700	432,482

Software & Services 0.6%
Nihon Unisys Ltd.	66,000	539,205

Technology Hardware & Equipment 1.0%
Canon, Inc.	21,500	782,927
Nippon Electric Glass Co., Ltd.	33,000	159,040

		941,967

Transportation 0.3%
Central Japan Railway Co.	2,845	248,837

		18,192,708

Mexico 0.1%

Materials 0.1%
Grupo Mexico S.A.B. de C.V., Series B	20,700	77,137

Netherlands 2.4%

Capital Goods 1.4%
Koninklijke Philips Electronics N.V.	43,595	1,357,812

Consumer Durables & Apparel 0.2%
TomTom N.V. *	38,626	200,328

Diversified Financials 0.4%
ING Groep N.V. CVA *	36,342	367,574

Materials 0.2%
Koninklijke DSM N.V.	2,833	173,535

Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics N.V.	20,080	173,589

		2,272,838

Norway 1.1%

Capital Goods 0.1%
Orkla A.S.A.	10,126	89,316

Energy 1.0%
Statoil A.S.A.	34,159	910,081

Materials 0.0%
Yara International A.S.A.	661	35,250

		1,034,647

Portugal 0.1%

Capital Goods 0.1%
Sonae	121,734	120,556

Republic of Korea 0.2%

Banks 0.1%
Woori Finance Holdings Co., Ltd. *	7,890	92,768

 3

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.1%
Samsung Electronics Co., Ltd.	58	77,165

		169,933

Singapore 1.7%

Capital Goods 0.6%
Noble Group Ltd.	306,000	301,761
Singapore Technologies Engineering Ltd.	75,000	237,551

		539,312

Food, Beverage & Tobacco 0.1%
China Fishery Group Ltd.	132,000	77,775

Real Estate 0.7%
UOL Group Ltd.	137,000	691,956

Transportation 0.3%
Singapore Airlines Ltd.	35,000	310,818

		1,619,861

South Africa 0.5%

Insurance 0.2%
Sanlam Ltd.	36,273	184,063

Materials 0.3%
Kumba Iron Ore Ltd.	3,666	246,873

		430,936

Spain 3.0%

Capital Goods 0.6%
Ferrovial S.A.	37,157	596,677

Energy 0.8%
Repsol S.A.	31,414	700,573

Retailing 1.0%
Inditex S.A.	6,940	969,988

Utilities 0.6%
Endesa S.A.	23,046	548,703

		2,815,941

Sweden 3.4%

Banks 1.7%
Nordea Bank AB	144,394	1,592,568

Capital Goods 0.9%
Scania AB, B Shares	12,185	250,028
Trelleborg AB, B Shares	43,933	563,758

		813,786

Materials 0.6%
Boliden AB	28,492	526,620

Retailing 0.1%
Hennes & Mauritz AB, B Shares	2,664	98,023

Technology Hardware & Equipment 0.1%
Telefonaktiebolaget LM Ericsson, B Shares	10,546	122,663

		3,153,660

Switzerland 8.8%

Capital Goods 0.3%
Wolseley plc *	6,213	289,915

Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg’d *	3,045	174,610

Food, Beverage & Tobacco 3.2%
Nestle S.A. - Reg’d	42,115	2,957,209

Insurance 1.9%
Helvetia Holding AG - Reg’d	2,550	1,038,575
Swiss Re AG *	9,746	724,595

		1,763,170

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Actelion Ltd. - Reg’d *	4,616	228,657
Novartis AG - Reg’d	20,057	1,363,403
Roche Holding AG	6,242	1,379,725

		2,971,785

		8,156,689

Taiwan 0.1%

Semiconductors & Semiconductor Equipment 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	15,000	51,401

United Kingdom 20.8%

Banks 1.9%
HSBC Holdings plc	152,362	1,732,624

Capital Goods 1.0%
BAE Systems plc	40,333	217,073
Bodycote plc	55,138	403,820
Cobham plc	62,420	209,540
QinetiQ Group plc	43,081	128,448

		958,881

Commercial & Professional Supplies 0.9%
Berendsen plc	87,942	851,330

Consumer Durables & Apparel 0.6%
Persimmon plc *	39,340	525,882

Diversified Financials 0.8%
Aberdeen Asset Management plc	83,310	531,703
Intermediate Capital Group plc	34,808	195,108

		726,811

Energy 4.0%
BG Group plc	19,927	353,682
BP plc	209,188	1,548,517
Enquest plc *	91,661	187,773
Ensco plc, Class A	7,025	446,579
Royal Dutch Shell plc, B Shares	17,266	627,566
Soco International plc *	35,616	215,899
Tullow Oil plc	20,738	373,919

		3,753,935

Food & Staples Retailing 0.4%
J. Sainsbury plc	73,169	383,357

Food, Beverage & Tobacco 1.0%
Associated British Foods plc	25,989	720,686
Imperial Tobacco Group plc	3,884	144,423

4

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unilever plc	2,657	108,229

		973,338

Household & Personal Products 1.4%
Reckitt Benckiser Group plc	18,825	1,254,159

Materials 3.5%
Antofagasta plc	3,395	61,561
Lonmin plc *	25,845	147,562
Mondi plc	83,126	984,862
Rexam plc	22,372	166,307
Rio Tinto plc	32,696	1,847,136

		3,207,428

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
AstraZeneca plc	35,628	1,721,535
GlaxoSmithKline plc	13,503	308,867

		2,030,402

Retailing 0.4%
Next plc	1,775	114,184
WH Smith plc	24,342	257,103

		371,287

Software & Services 0.5%
Micro Focus International plc	31,161	301,424
The Sage Group plc	30,976	158,616

		460,040

Technology Hardware & Equipment 0.0%
Pace plc	8,728	31,243

Telecommunication Services 1.3%
Vodafone Group plc	453,468	1,237,586

Utilities 0.9%
National Grid plc	57,292	627,327
SSE plc	7,954	179,029

		806,356

		19,304,659

Total Common Stock
(Cost $78,213,224)		91,180,951

Preferred Stock 0.0% of net assets

United Kingdom 0.0%
Rexam plc, B Shares (a)*	24,858	17,741

Total Preferred Stock
(Cost $17,685)		17,741

Other Investment Companies 2.6% of net assets

United States 2.6%
iShares MSCI EAFE Index Fund	6,700	395,166
State Street Institutional U.S. Government Money Market Fund	1,984,620	1,984,620

Total Other Investment Companies
(Cost $2,335,157)		2,379,786

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $80,694,853 and the unrealized appreciation and depreciation were $13,674,193 and ($790,568), respectively, with a net unrealized appreciation of $12,883,625.

At 01/31/13, the values of certain foreign securities held by the fund aggregating $88,912,450 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVA —	Dutch Certificate
Reg’d —	Registered

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is

 5

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

6

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Common Stock[1]	$—	$51,855,591	$—	$51,855,591
Australia[1]	—	6,894,555	—	6,894,555
Retailing	190,531	694,915	—	885,446
Canada[1]	561,063	—	—	561,063
France[1]	—	8,326,153	—	8,326,153
Food, Beverage & Tobacco	335,007	—	—	335,007
Greece[1]	46,491	—	—	46,491
Ireland[1]	—	47,161	—	47,161
Food, Beverage & Tobacco	31,747	—	—	31,747
Mexico[1]	77,137	—	—	77,137
Spain[1]	—	2,267,238	—	2,267,238
Utilities	548,703	—	—	548,703
United Kingdom[1]	—	15,519,481	—	15,519,481
Energy	446,579	3,307,356	—	3,753,935
Technology Hardware & Equipment	31,243	—	—	31,243
Preferred Stock[1]	—	—	17,741	17,741
Other Investment Companies[1]	2,379,786	—	—	2,379,786

Total	$4,648,287	$88,912,450	$17,741	$93,578,478

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Preferred Stock	$—	$—	$56	$17,685	$—	$—	$—	$17,741

Total	$—	$—	$56	$17,685	$—	$—	$—	$17,741

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $898,831 and $584,687 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2013. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

REG46827JAN13

 7

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.8%		Common Stock	1,655,820,275	2,072,593,511
1.9%		Other Investment Company	40,142,032	40,142,032
0.1%		Short-Term Investments	2,145,923	2,145,923

99.8%		Total Investments	1,698,108,230	2,114,881,466
1.1%		Collateral Invested for Securities on Loan	24,345,265	24,345,265
(0	.9)%	Other Assets and Liabilities, Net		(20,149,921)

100.0%		Net Assets		2,119,076,810

	Number	Value
Security	of Shares	($)

Common Stock 97.8% of net assets

Automobiles & Components 0.8%
BorgWarner, Inc. *	10,150	752,927
Delphi Automotive plc *	39,500	1,527,070
Ford Motor Co.	307,974	3,988,263
General Motors Co. *	96,000	2,696,640
Harley-Davidson, Inc.	38,060	1,995,105
Johnson Controls, Inc.	129,110	4,014,030
Lear Corp.	19,400	950,600
The Goodyear Tire & Rubber Co. *	65,690	903,894
TRW Automotive Holdings Corp. *	19,150	1,103,615

		17,932,144

Banks 2.3%
BB&T Corp.	97,475	2,951,543
CIT Group, Inc. *	13,800	584,430
Comerica, Inc.	32,400	1,113,264
Fifth Third Bancorp	146,590	2,387,951
Hudson City Bancorp, Inc.	115,890	990,860
Huntington Bancshares, Inc.	128,927	897,332
KeyCorp	186,490	1,753,006
M&T Bank Corp.	12,686	1,302,725
New York Community Bancorp, Inc.	55,830	745,331
PNC Financial Services Group, Inc.	53,445	3,302,901
Popular, Inc. *	36,268	973,433
Regions Financial Corp.	313,025	2,435,334
SunTrust Banks, Inc.	112,660	3,196,164
Synovus Financial Corp.	239,310	617,420
U.S. Bancorp	213,100	7,053,610
Wells Fargo & Co.	518,725	18,067,192
Zions Bancorp	36,735	856,660

		49,229,156

Capital Goods 7.9%
3M Co.	89,375	8,986,656
AECOM Technology Corp. *	24,200	618,794
AGCO Corp. *	18,640	987,920
Alliant Techsystems, Inc.	9,720	629,078
Caterpillar, Inc.	70,545	6,940,923
Cummins, Inc.	18,084	2,076,586
Danaher Corp.	35,300	2,115,529
Deere & Co.	44,886	4,221,977
Dover Corp.	27,075	1,873,049
Eaton Corp. plc	56,799	3,234,703
EMCOR Group, Inc.	18,440	669,925
Emerson Electric Co.	116,050	6,643,862
Exelis, Inc.	74,955	823,755
Fastenal Co.	15,140	752,155
Flowserve Corp.	5,725	897,508
Fluor Corp.	39,640	2,569,861
General Dynamics Corp.	68,225	4,523,317
General Electric Co.	1,537,225	34,249,373
Harsco Corp.	30,435	775,788
Honeywell International, Inc.	93,140	6,355,874
Hubbell, Inc., Class B	7,430	676,502
Huntington Ingalls Industries, Inc.	14,315	634,155
Illinois Tool Works, Inc.	55,070	3,460,048
Ingersoll-Rand plc	55,042	2,828,608
ITT Corp.	62,927	1,615,965
Jacobs Engineering Group, Inc. *	32,440	1,560,688
Joy Global, Inc.	13,100	827,527
KBR, Inc.	34,800	1,086,456
L-3 Communications Holdings, Inc.	37,035	2,811,697
Lennox International, Inc.	13,935	801,402
Lockheed Martin Corp.	61,835	5,371,606
Masco Corp.	128,750	2,367,712
Northrop Grumman Corp.	95,895	6,237,011
Oshkosh Corp. *	22,720	890,170
Owens Corning *	22,350	931,325
PACCAR, Inc.	54,442	2,562,041
Pall Corp.	8,740	596,942
Parker Hannifin Corp.	24,517	2,279,345
Pentair Ltd.	16,737	848,231
Precision Castparts Corp.	9,416	1,726,894
Quanta Services, Inc. *	25,200	730,044
Raytheon Co.	93,910	4,947,179
Rockwell Automation, Inc.	14,050	1,253,120
Rockwell Collins, Inc.	21,030	1,238,246
Roper Industries, Inc.	5,000	587,250
SPX Corp.	13,635	1,017,580
Stanley Black & Decker, Inc.	12,203	937,556
Terex Corp. *	33,525	1,085,540

 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Textron, Inc.	51,020	1,467,335
The Boeing Co.	80,440	5,942,103
The Timken Co.	13,765	737,942
Trinity Industries, Inc.	16,825	667,953
United Rentals, Inc. *	17,300	875,726
United Technologies Corp.	142,915	12,515,067
URS Corp.	26,493	1,098,930
W.W. Grainger, Inc.	7,135	1,554,146
WESCO International, Inc. *	10,900	794,937
Xylem, Inc.	17,255	481,932

		167,993,544

Commercial & Professional Supplies 1.0%
Avery Dennison Corp.	28,150	1,084,057
Cintas Corp.	22,350	944,511
Equifax, Inc.	14,230	835,301
Iron Mountain, Inc.	17,480	597,991
Manpower, Inc.	47,090	2,425,135
Pitney Bowes, Inc. (b)	79,205	1,141,344
R.R. Donnelley & Sons Co. (b)	147,140	1,353,688
Republic Services, Inc.	36,724	1,171,128
Robert Half International, Inc.	37,810	1,332,424
The Brink’s Co.	19,020	567,176
The Dun & Bradstreet Corp.	9,000	733,860
Tyco International Ltd.	111,665	3,375,633
United Stationers, Inc.	20,650	688,471
Waste Management, Inc.	111,955	4,072,923

		20,323,642

Consumer Durables & Apparel 1.0%
Coach, Inc.	25,575	1,304,325
D.R. Horton, Inc.	57,390	1,357,847
Garmin Ltd. (b)	14,970	567,213
Harman International Industries, Inc.	13,320	596,470
Hasbro, Inc. (b)	26,065	974,049
Jarden Corp. *	11,277	663,539
Leggett & Platt, Inc.	42,020	1,237,069
Mattel, Inc.	45,635	1,717,245
Mohawk Industries, Inc. *	11,535	1,172,648
Newell Rubbermaid, Inc.	50,250	1,179,870
NIKE, Inc., Class B	78,856	4,262,167
NVR, Inc. *	1,303	1,341,647
Ralph Lauren Corp.	5,920	985,561
The Jones Group, Inc.	55,375	664,500
VF Corp.	9,445	1,393,893
Whirlpool Corp.	23,055	2,660,086

		22,078,129

Consumer Services 1.4%
Apollo Group, Inc., Class A *	34,150	690,513
Brinker International, Inc.	25,755	843,219
Carnival Corp.	42,845	1,658,958
Darden Restaurants, Inc.	23,445	1,090,192
H&R Block, Inc.	48,765	1,110,379
International Game Technology	48,955	752,438
Marriott International, Inc., Class A	35,889	1,434,842
McDonald’s Corp.	119,280	11,366,191
MGM Resorts International *	64,115	818,749
Royal Caribbean Cruises Ltd.	29,205	1,057,221
Service Corp. International	45,600	680,808
Starbucks Corp.	39,890	2,238,627
Starwood Hotels & Resorts Worldwide, Inc.	29,070	1,785,189
Wyndham Worldwide Corp.	19,640	1,095,716
Wynn Resorts Ltd.	5,900	738,798
Yum! Brands, Inc.	37,730	2,450,186

		29,812,026

Diversified Financials 7.2%
American Express Co.	117,725	6,923,407
Ameriprise Financial, Inc.	21,000	1,392,720
Bank of America Corp.	3,460,660	39,174,671
BlackRock, Inc.	5,200	1,228,656
Capital One Financial Corp.	72,920	4,106,855
Citigroup, Inc.	629,933	26,557,975
CME Group, Inc.	21,100	1,220,424
Discover Financial Services	44,722	1,716,878
Federated Investors, Inc., Class B (b)	22,630	535,426
Franklin Resources, Inc.	18,140	2,483,003
Invesco Ltd.	40,700	1,109,075
Janus Capital Group, Inc.	72,000	669,600
JPMorgan Chase & Co.	607,042	28,561,326
Legg Mason, Inc.	41,320	1,142,498
Moody’s Corp.	24,770	1,357,891
Morgan Stanley	216,835	4,954,680
Northern Trust Corp.	20,860	1,073,664
NYSE Euronext	46,120	1,594,368
PHH Corp. *	34,990	765,581
SLM Corp.	58,635	990,345
State Street Corp.	43,136	2,400,519
T. Rowe Price Group, Inc.	20,945	1,496,520
TD Ameritrade Holding Corp.	30,170	584,996
The Bank of New York Mellon Corp.	113,052	3,070,492
The Charles Schwab Corp. (a)	133,915	2,213,615
The Goldman Sachs Group, Inc.	77,211	11,416,419
The McGraw-Hill Cos., Inc.	50,880	2,926,618

		151,668,222

Energy 15.5%
Anadarko Petroleum Corp.	50,315	4,026,206
Apache Corp.	42,620	3,569,851
Arch Coal, Inc.	70,800	504,096
Baker Hughes, Inc.	72,849	3,257,807
Cameron International Corp. *	20,480	1,296,589
Chesapeake Energy Corp.	148,220	2,991,080
Chevron Corp.	463,805	53,407,146
Cimarex Energy Co.	8,845	564,842
ConocoPhillips	589,610	34,197,380
CONSOL Energy, Inc.	21,335	668,639
Devon Energy Corp.	68,240	3,902,646
Diamond Offshore Drilling, Inc.	14,320	1,075,289
Energen Corp.	10,310	496,323
EOG Resources, Inc.	16,150	2,018,427
Exxon Mobil Corp.	1,174,784	105,695,316
FMC Technologies, Inc. *	15,980	756,653

2

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Frontline Ltd. (b)*	131,800	457,346
Halliburton Co.	130,165	5,295,112
Helmerich & Payne, Inc.	10,095	649,512
Hess Corp.	94,650	6,356,694
HollyFrontier Corp.	13,802	720,740
Kinder Morgan, Inc.	24,800	929,008
Marathon Oil Corp.	335,890	11,289,263
Marathon Petroleum Corp.	73,595	5,461,485
McDermott International, Inc. *	51,610	628,094
Murphy Oil Corp.	63,175	3,760,176
Nabors Industries Ltd. *	93,300	1,555,311
National Oilwell Varco, Inc.	36,423	2,700,401
Newfield Exploration Co. *	21,200	625,400
Noble Energy, Inc.	12,835	1,383,485
Occidental Petroleum Corp.	105,670	9,327,491
Patterson-UTI Energy, Inc.	46,600	947,844
Peabody Energy Corp.	42,745	1,075,037
Phillips 66	254,255	15,400,225
Pioneer Natural Resources Co.	5,700	669,978
QEP Resources, Inc.	21,850	641,298
Rowan Cos. plc, Class A *	17,000	586,160
Schlumberger Ltd.	109,100	8,515,255
SEACOR Holdings, Inc.	6,700	609,499
Southwestern Energy Co. *	18,140	622,202
Spectra Energy Corp.	71,060	1,974,047
Tesoro Corp.	64,760	3,153,164
The Williams Cos., Inc.	79,275	2,778,589
Tidewater, Inc.	10,720	527,102
Valero Energy Corp.	424,825	18,577,597
World Fuel Services Corp.	32,100	1,383,831
WPX Energy, Inc. *	52,958	795,959

		327,825,595

Food & Staples Retailing 4.0%
Casey’s General Stores, Inc.	11,312	619,106
Costco Wholesale Corp.	89,915	9,201,901
CVS Caremark Corp.	296,535	15,182,592
Safeway, Inc. (b)	254,340	4,896,045
SUPERVALU, Inc. (b)*	680,620	2,661,224
Sysco Corp.	148,540	4,719,116
The Kroger Co.	241,220	6,681,794
Wal-Mart Stores, Inc.	426,125	29,807,444
Walgreen Co.	270,070	10,791,997
Whole Foods Market, Inc.	11,400	1,097,250

		85,658,469

Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	358,180	12,063,502
Archer-Daniels-Midland Co.	219,605	6,265,331
Beam, Inc.	19,700	1,208,398
Brown-Forman Corp., Class B	11,250	727,875
Bunge Ltd.	57,575	4,586,424
Campbell Soup Co.	32,930	1,208,860
Coca-Cola Enterprises, Inc.	90,595	3,159,048
ConAgra Foods, Inc.	97,405	3,184,169
Constellation Brands, Inc., Class A *	23,105	747,678
Dean Foods Co. *	99,390	1,819,831
Dr Pepper Snapple Group, Inc.	27,900	1,257,453
General Mills, Inc.	74,610	3,129,143
H.J. Heinz Co.	39,475	2,393,369
Hillshire Brands Co.	48,500	1,502,530
Hormel Foods Corp.	21,120	730,963
Ingredion, Inc.	10,500	693,735
Kellogg Co.	35,180	2,058,030
Lorillard, Inc.	51,054	1,994,680
McCormick & Co., Inc. - Non Voting Shares	11,940	744,459
Mead Johnson Nutrition Co.	6,900	524,400
Molson Coors Brewing Co., Class B	19,080	862,034
Mondelez International, Inc., Class A	263,892	7,333,559
PepsiCo, Inc.	189,708	13,820,228
Philip Morris International, Inc.	141,020	12,432,323
Reynolds American, Inc.	42,250	1,858,155
Smithfield Foods, Inc. *	52,606	1,226,246
The Coca-Cola Co.	295,630	11,009,261
The Hershey Co.	13,150	1,044,768
The JM Smucker Co.	13,225	1,172,132
Tyson Foods, Inc., Class A	121,380	2,684,926

		103,443,510

Health Care Equipment & Services 5.2%
Abbott Laboratories	138,090	4,678,489
Aetna, Inc.	111,660	5,385,362
AmerisourceBergen Corp.	103,240	4,683,999
Baxter International, Inc.	64,660	4,386,534
Becton, Dickinson & Co.	32,455	2,727,518
Boston Scientific Corp. *	310,365	2,318,427
C.R. Bard, Inc.	11,700	1,194,219
Cardinal Health, Inc.	164,020	7,185,716
CareFusion Corp. *	28,110	872,534
Cigna Corp.	48,509	2,830,015
Community Health Systems, Inc.	31,450	1,205,479
Coventry Health Care, Inc.	44,150	2,023,395
Covidien plc	42,470	2,647,580
DaVita HealthCare Partners, Inc. *	9,780	1,128,710
DENTSPLY International, Inc.	15,935	665,446
Express Scripts Holding Co. *	65,340	3,490,463
HCA Holdings, Inc.	25,300	952,545
Health Net, Inc. *	54,770	1,489,744
Henry Schein, Inc. *	11,230	969,598
Humana, Inc.	38,740	2,880,706
Kindred Healthcare, Inc. *	49,300	531,454
Laboratory Corp. of America Holdings *	10,330	924,535
LifePoint Hospitals, Inc. *	12,530	547,686
McKesson Corp.	79,200	8,334,216
Medtronic, Inc.	149,965	6,988,369
Omnicare, Inc.	28,810	1,122,150
Owens & Minor, Inc.	24,902	762,250
Patterson Cos., Inc.	17,875	645,824
Quest Diagnostics, Inc.	29,055	1,683,737
St. Jude Medical, Inc.	41,160	1,675,212
Stryker Corp.	31,845	1,995,089
Tenet Healthcare Corp. *	23,093	896,701
UnitedHealth Group, Inc.	243,175	13,425,692
Universal Health Services, Inc., Class B	17,450	988,368

 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Varian Medical Systems, Inc. *	9,920	700,848
WellCare Health Plans, Inc. *	8,000	405,680
WellPoint, Inc.	206,370	13,376,903
Zimmer Holdings, Inc.	31,640	2,360,344

		111,081,537

Household & Personal Products 2.3%
Avon Products, Inc.	102,525	1,740,875
Church & Dwight Co., Inc.	8,900	514,331
Colgate-Palmolive Co.	41,430	4,448,339
Energizer Holdings, Inc.	7,520	654,315
Herbalife Ltd. (b)	10,500	381,360
Kimberly-Clark Corp.	48,520	4,343,025
The Clorox Co.	11,720	918,965
The Estee Lauder Cos., Inc., Class A	13,820	842,053
The Procter & Gamble Co.	461,695	34,700,996

		48,544,259

Insurance 4.3%
ACE Ltd.	34,500	2,943,885
Aflac, Inc.	58,340	3,095,520
American Financial Group, Inc.	15,740	669,894
American International Group, Inc. *	88,980	3,366,113
Aon plc	32,236	1,861,307
Arch Capital Group Ltd. *	21,875	1,015,438
Aspen Insurance Holdings Ltd.	17,025	580,723
Assurant, Inc.	32,855	1,256,375
Axis Capital Holdings Ltd.	25,550	977,799
Berkshire Hathaway, Inc., Class B *	154,511	14,976,751
Cincinnati Financial Corp.	27,880	1,183,227
Endurance Specialty Holdings Ltd.	14,930	640,796
Everest Re Group Ltd.	8,725	1,010,442
Fidelity National Financial, Inc., Class A	62,025	1,556,828
Genworth Financial, Inc., Class A *	217,800	1,997,226
Hartford Financial Services Group, Inc.	169,410	4,201,368
Kemper Corp.	17,750	591,253
Lincoln National Corp.	55,480	1,607,810
Loews Corp.	53,282	2,310,840
Marsh & McLennan Cos., Inc.	59,050	2,095,094
MetLife, Inc.	81,705	3,050,865
PartnerRe Ltd.	13,930	1,221,522
Platinum Underwriters Holdings Ltd.	12,200	594,506
Principal Financial Group, Inc.	40,385	1,252,339
Prudential Financial, Inc.	78,340	4,534,319
Reinsurance Group of America, Inc.	8,800	505,032
RenaissanceRe Holdings Ltd.	10,325	884,233
The Allstate Corp.	138,155	6,065,004
The Chubb Corp.	59,375	4,768,406
The Progressive Corp.	140,045	3,149,612
The Travelers Cos., Inc.	151,295	11,870,606
Torchmark Corp.	15,810	880,775
Unum Group	50,125	1,168,414
W. R. Berkley Corp.	22,960	945,263
White Mountains Insurance Group Ltd.	929	511,563
XL Group plc	49,085	1,360,636

		90,701,784

Materials 3.5%
Air Products & Chemicals, Inc.	28,775	2,515,798
Airgas, Inc.	7,300	695,252
Albemarle Corp.	8,400	515,004
Alcoa, Inc.	451,505	3,991,304
Allegheny Technologies, Inc.	25,211	797,928
AptarGroup, Inc.	9,100	468,923
Ashland, Inc.	17,535	1,376,673
Ball Corp.	25,580	1,138,822
Bemis Co., Inc.	21,055	751,242
Celanese Corp., Series A	16,600	778,208
CF Industries Holdings, Inc.	3,671	841,283
Cliffs Natural Resources, Inc. (b)	15,600	582,036
Commercial Metals Co.	66,945	1,114,634
Domtar Corp.	11,091	923,104
E.I. du Pont de Nemours & Co.	96,645	4,585,805
Eastman Chemical Co.	21,720	1,545,378
Ecolab, Inc.	18,091	1,309,788
FMC Corp.	10,980	674,941
Freeport-McMoRan Copper & Gold, Inc.	131,570	4,637,843
Huntsman Corp.	47,015	828,875
International Flavors & Fragrances, Inc.	10,335	727,894
International Paper Co.	87,895	3,640,611
LyondellBasell Industries N.V., Class A	13,800	875,196
Martin Marietta Materials, Inc.	7,210	711,843
MeadWestvaco Corp.	39,940	1,252,119
Monsanto Co.	35,795	3,627,823
Newmont Mining Corp.	43,210	1,856,302
Nucor Corp.	89,680	4,126,177
Owens-Illinois, Inc. *	43,745	1,041,131
Packaging Corp. of America	17,845	685,783
PPG Industries, Inc. (b)	18,200	2,509,234
Praxair, Inc.	27,670	3,053,938
Reliance Steel & Aluminum Co.	20,620	1,334,526
RPM International, Inc.	20,265	632,471
Sealed Air Corp.	48,375	905,580
Sigma-Aldrich Corp.	11,030	852,950
Sonoco Products Co.	22,855	708,276
Southern Copper Corp.	22,022	867,447
Steel Dynamics, Inc.	62,450	949,865
The Dow Chemical Co.	213,000	6,858,600
The Mosaic Co.	27,510	1,684,988
The Sherwin-Williams Co.	10,345	1,677,338
The Valspar Corp.	9,950	659,486
United States Steel Corp. (b)	71,195	1,591,208
Vulcan Materials Co.	18,923	1,070,285

		73,973,912

4

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 4.1%
Cablevision Systems Corp., Class A	61,465	899,848
CBS Corp., Class B - Non Voting Shares	99,590	4,154,895
Charter Communications, Inc., Class A *	7,200	561,384
Comcast Corp., Class A	268,240	10,214,579
DIRECTV *	122,140	6,246,239
Discovery Communications, Inc., Class A *	14,467	1,003,720
DISH Network Corp., Class A	23,370	871,000
Gannett Co., Inc.	97,130	1,906,662
Lamar Advertising Co., Class A *	17,020	725,733
Liberty Global, Inc., Class A *	51,010	3,483,473
News Corp., Class A	255,320	7,082,577
Omnicom Group, Inc.	48,604	2,638,225
The Interpublic Group of Cos., Inc.	42,405	513,524
The Walt Disney Co.	265,250	14,291,670
The Washington Post Co., Class B	1,620	624,802
Thomson Reuters Corp.	55,000	1,685,200
Time Warner Cable, Inc.	42,109	3,762,018
Time Warner, Inc.	378,088	19,101,006
Viacom Inc., Class B	75,200	4,538,320
Virgin Media, Inc.	48,510	1,910,809

		86,215,684

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
Actavis, Inc. *	6,865	593,067
Agilent Technologies, Inc.	62,305	2,790,018
Allergan, Inc.	11,130	1,168,761
Amgen, Inc.	110,155	9,413,846
Biogen Idec, Inc. *	14,650	2,286,572
Bristol-Myers Squibb Co.	211,350	7,638,189
Celgene Corp. *	7,400	732,304
Eli Lilly & Co.	140,755	7,557,136
Forest Laboratories, Inc. *	41,355	1,501,187
Gilead Sciences, Inc. *	106,720	4,210,104
Hospira, Inc. *	19,050	649,986
Johnson & Johnson	376,995	27,867,471
Life Technologies Corp. *	12,819	829,261
Merck & Co., Inc.	292,557	12,653,090
Mettler-Toledo International, Inc. *	2,900	616,337
Mylan, Inc. *	24,075	680,600
Pfizer, Inc.	1,048,099	28,592,141
Thermo Fisher Scientific, Inc.	33,145	2,391,080
Warner Chilcott plc, Class A	35,900	508,703
Waters Corp. *	7,300	668,461

		113,348,314

Real Estate 1.0%
American Tower Corp.	16,365	1,246,195
Annaly Capital Management, Inc.	91,885	1,366,330
Apartment Investment & Management Co., Class A	28,054	765,313
AvalonBay Communities, Inc.	3,899	506,051
Boston Properties, Inc.	9,190	967,523
Duke Realty Corp.	38,075	586,736
Equity Residential	19,445	1,077,058
HCP, Inc.	15,665	726,699
Hospitality Properties Trust	23,355	589,013
Host Hotels & Resorts, Inc.	72,078	1,210,190
Kimco Realty Corp.	28,960	601,499
Plum Creek Timber Co., Inc.	22,795	1,098,263
Public Storage	6,030	928,198
Rayonier, Inc.	11,702	630,036
Simon Property Group, Inc.	10,976	1,758,136
Ventas, Inc.	8,478	562,007
Vornado Realty Trust REIT	14,128	1,193,251
Weyerhaeuser Co.	159,957	4,817,905

		20,630,403

Retailing 4.4%
Aaron’s, Inc.	17,700	524,805
Abercrombie & Fitch Co., Class A	20,210	1,010,500
Advance Auto Parts, Inc.	10,145	745,860
Amazon.com, Inc. *	6,650	1,765,575
American Eagle Outfitters, Inc.	49,135	993,018
AutoZone, Inc. *	1,323	489,113
Bed Bath & Beyond, Inc. *	29,665	1,741,335
Best Buy Co., Inc.	257,000	4,178,820
Big Lots, Inc. *	27,765	892,645
CarMax, Inc. *	29,180	1,150,276
Core-Mark Holding Co., Inc.	13,600	681,768
Dillard’s, Inc., Class A	8,275	698,493
Dollar General Corp. *	13,500	623,970
Dollar Tree, Inc. *	24,034	961,120
Expedia, Inc.	16,165	1,054,766
Family Dollar Stores, Inc.	14,975	849,083
Foot Locker, Inc.	30,195	1,037,198
GameStop Corp., Class A (b)	49,190	1,141,208
Genuine Parts Co.	31,700	2,156,551
J.C. Penney Co., Inc. (b)	78,800	1,602,004
Kohl’s Corp.	76,195	3,527,067
Liberty Interactive Corp., Class A *	107,520	2,285,875
Limited Brands, Inc.	28,120	1,350,322
Lowe’s Cos., Inc.	327,655	12,513,144
Macy’s, Inc.	80,420	3,177,394
Nordstrom, Inc.	25,855	1,427,972
O’Reilly Automotive, Inc. *	6,930	642,065
Office Depot, Inc. *	234,450	1,015,169
PetSmart, Inc.	14,840	970,684
RadioShack Corp. (b)	173,080	569,433
Rent-A-Center, Inc.	19,570	698,258
Ross Stores, Inc.	15,590	930,723
Sears Holdings Corp. (b)*	36,421	1,709,966
Signet Jewelers Ltd.	14,800	926,184
Staples, Inc.	267,850	3,610,618
Target Corp.	167,395	10,112,332
The Gap, Inc.	95,475	3,120,123
The Home Depot, Inc.	229,796	15,377,948
The TJX Cos., Inc.	82,360	3,721,025
Tiffany & Co.	15,135	995,126
Tractor Supply Co.	5,500	570,185
Williams-Sonoma, Inc.	17,845	785,180

		94,334,901

 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 2.1%
Altera Corp.	19,950	666,729
Analog Devices, Inc.	42,565	1,857,537
Applied Materials, Inc.	337,325	4,354,866
Broadcom Corp., Class A	35,645	1,156,680
Intel Corp.	818,210	17,215,138
KLA-Tencor Corp.	21,180	1,162,994
Lam Research Corp. *	29,500	1,213,630
Linear Technology Corp.	21,555	789,344
LSI Corp. *	80,940	569,818
Marvell Technology Group Ltd.	51,930	480,352
Maxim Integrated Products, Inc.	37,700	1,185,665
MEMC Electronic Materials, Inc. *	193,000	802,880
Microchip Technology, Inc.	21,380	715,161
Micron Technology, Inc. *	197,475	1,492,911
NVIDIA Corp.	60,137	737,280
Texas Instruments, Inc.	261,470	8,649,427
Xilinx, Inc.	36,120	1,318,019

		44,368,431

Software & Services 5.5%
Accenture plc, Class A	46,695	3,356,904
Adobe Systems, Inc. *	34,040	1,287,733
Alliance Data Systems Corp. *	4,980	784,848
Amdocs Ltd.	23,400	835,146
AOL, Inc. *	55,280	1,694,332
Autodesk, Inc. *	18,000	699,840
Automatic Data Processing, Inc.	55,080	3,265,693
BMC Software, Inc. *	18,840	782,802
CA, Inc.	37,905	940,802
Cognizant Technology Solutions Corp., Class A *	9,800	766,164
Computer Sciences Corp.	74,845	3,128,521
Compuware Corp. *	63,500	737,870
Convergys Corp.	32,665	555,958
CoreLogic, Inc. *	53,000	1,390,720
DST Systems, Inc.	11,400	763,116
eBay, Inc. *	68,975	3,857,772
Fidelity National Information Services, Inc.	37,923	1,407,323
Fiserv, Inc. *	17,350	1,393,378
Google, Inc., Class A *	7,988	6,036,452
IAC/InterActiveCorp	26,262	1,083,307
International Business Machines Corp.	131,995	26,804,225
Intuit, Inc.	19,955	1,244,793
MasterCard, Inc., Class A	2,768	1,434,931
Microsoft Corp.	1,120,915	30,791,535
Oracle Corp.	247,560	8,790,856
Paychex, Inc.	34,460	1,124,430
SAIC, Inc.	92,800	1,122,880
Symantec Corp. *	155,145	3,377,507
Teradata Corp. *	7,100	473,286
The Western Union Co.	76,910	1,094,429
Total System Services, Inc.	28,570	664,252
VeriSign, Inc. *	15,400	668,514
Visa, Inc., Class A	11,700	1,847,547
Yahoo! Inc. *	105,605	2,073,026

		116,280,892

Technology Hardware & Equipment 4.0%
Amphenol Corp., Class A	11,800	797,326
Anixter International, Inc.	8,520	573,226
Apple, Inc.	14,540	6,620,207
Arrow Electronics, Inc. *	39,395	1,513,556
Avnet, Inc. *	51,780	1,830,941
Cisco Systems, Inc.	768,665	15,811,439
Corning, Inc.	152,860	1,834,320
Dell, Inc.	479,310	6,346,064
EMC Corp. *	140,210	3,450,568
Harris Corp.	23,325	1,077,615
Hewlett-Packard Co.	1,187,375	19,603,561
Ingram Micro, Inc., Class A *	148,455	2,698,912
Jabil Circuit, Inc.	40,795	771,433
Juniper Networks, Inc. *	70,770	1,583,833
Lexmark International, Inc., Class A (b)	23,045	554,463
Molex, Inc.	24,930	677,099
Motorola Solutions, Inc.	87,745	5,123,431
NetApp, Inc. *	20,730	746,280
QUALCOMM, Inc.	79,485	5,248,395
SanDisk Corp. *	17,065	853,079
Tech Data Corp. *	36,040	1,834,796
Tellabs, Inc.	141,960	323,669
Vishay Intertechnology, Inc. *	42,740	469,713
Western Digital Corp.	34,400	1,616,800
Xerox Corp.	294,126	2,355,949

		84,316,675

Telecommunication Services 4.1%
AT&T, Inc.	1,177,485	40,964,703
CenturyLink, Inc.	47,855	1,935,735
Crown Castle International Corp. *	12,580	887,142
Frontier Communications Corp. (b)	274,098	1,252,628
NII Holdings, Inc. (b)*	93,070	651,490
Sprint Nextel Corp. *	1,824,500	10,271,935
Telephone & Data Systems, Inc.	45,327	1,146,320
Verizon Communications, Inc.	631,730	27,549,745
Windstream Corp. (b)	137,700	1,341,198

		86,000,896

Transportation 1.8%
Avis Budget Group, Inc. *	68,390	1,472,437
C.H. Robinson Worldwide, Inc.	24,180	1,599,507
CSX Corp.	179,710	3,959,011
Delta Air Lines, Inc. *	106,300	1,476,507
Expeditors International of Washington, Inc.	26,925	1,155,083
FedEx Corp.	69,762	7,077,355
Hertz Global Holdings, Inc. *	63,900	1,168,092
J.B. Hunt Transport Services, Inc.	11,445	769,905
Norfolk Southern Corp.	43,750	3,013,062
Ryder System, Inc.	22,920	1,301,398
Southwest Airlines Co.	179,775	2,015,278
Union Pacific Corp.	43,256	5,686,434
United Continental Holdings, Inc. *	36,943	892,173

6

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Parcel Service, Inc., Class B	75,760	6,007,010

		37,593,252

Utilities 4.2%
AGL Resources, Inc.	14,614	610,865
Alliant Energy Corp.	19,275	883,566
Ameren Corp.	65,690	2,130,984
American Electric Power Co., Inc.	86,045	3,896,978
American Water Works Co., Inc.	18,200	696,696
Atmos Energy Corp.	24,360	910,090
Calpine Corp. *	50,450	995,378
CenterPoint Energy, Inc.	72,670	1,485,375
CMS Energy Corp.	38,210	981,997
Consolidated Edison, Inc.	47,425	2,697,534
Dominion Resources, Inc.	108,910	5,893,120
DTE Energy Co.	35,965	2,276,944
Duke Energy Corp.	94,448	6,492,356
Edison International	61,990	2,987,298
Entergy Corp.	55,417	3,579,938
Exelon Corp.	177,537	5,581,763
FirstEnergy Corp.	89,434	3,621,183
Great Plains Energy, Inc.	26,570	568,598
Integrys Energy Group, Inc.	16,835	920,706
MDU Resources Group, Inc.	38,780	904,350
National Fuel Gas Co.	11,045	600,848
NextEra Energy, Inc.	56,680	4,083,794
NiSource, Inc.	57,035	1,541,656
Northeast Utilities	31,715	1,291,752
NRG Energy, Inc.	113,726	2,729,424
NV Energy, Inc.	37,800	715,554
OGE Energy Corp.	12,765	749,433
ONEOK, Inc.	27,420	1,289,014
Pepco Holdings, Inc.	66,065	1,289,589
PG&E Corp.	78,115	3,330,824
Pinnacle West Capital Corp.	19,185	1,024,095
PPL Corp.	75,055	2,273,416
Public Service Enterprise Group, Inc.	106,580	3,323,164
Questar Corp.	40,050	930,361
SCANA Corp.	19,885	930,817
Sempra Energy	37,815	2,838,016
TECO Energy, Inc.	43,725	776,993
The AES Corp.	169,140	1,833,478
The Southern Co.	111,970	4,952,433
UGI Corp.	25,920	913,421
Westar Energy, Inc.	18,070	543,365
Wisconsin Energy Corp.	23,740	936,068
Xcel Energy, Inc.	80,090	2,224,900

		89,238,134

Total Common Stock
(Cost $1,655,820,275)		2,072,593,511

Other Investment Company 1.9% of net assets

Money Market Fund 1.9%
State Street Institutional U.S. Government Money Market Fund	40,142,032	40,142,032

Total Other Investment Company
(Cost $40,142,032)		40,142,032

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.01%, 03/14/13 (c)(d)	300,000	299,998
0.02%, 03/14/13 (c)(d)	650,000	649,985
0.03%, 03/14/13 (c)(d)	250,000	249,992
0.04%, 03/14/13 (c)(d)	396,000	395,984
0.05%, 03/14/13 (c)(d)	250,000	249,986
0.06%, 03/14/13 (c)(d)	100,000	99,994
0.07%, 03/14/13 (c)(d)	200,000	199,984

Total Short-Term Investments
(Cost $2,145,923)		2,145,923

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.1% of net assets

State Street Institutional U.S. Government Money Market Fund	24,345,265	24,345,265

Total Collateral Invested for Securities on Loan
(Cost $24,345,265)		24,345,265

End of Collateral Invested for Securities on Loan.

At 01/31/13 tax basis cost of the fund’s investments was $1,718,870,454 and the unrealized appreciation and depreciation were $425,652,552 and ($29,641,540), respectively, with a net unrealized appreciation of $396,011,012.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

 7

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/15/13	560	41,812,400	1,287,733

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

8

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,072,593,511	$—	$—	$2,072,593,511
Other Investment Company[1]	40,142,032	—	—	40,142,032
Short-Term Investments[1]	—	2,145,923	—	2,145,923

Total	$2,112,735,543	$2,145,923	$—	$2,114,881,466

Other Financial Instruments
Collateral Invested for Securities on Loan	$24,345,265	$—	$—	$24,345,265
Futures Contract[2]	1,287,733	—	—	1,287,733

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$170,860	$9,858	($10,637)	$—	($170,081)	$—	$—	$—

Total	$170,860	$9,858	($10,637)	$—	($170,081)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

On January 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46846JAN13

 9

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.2%		Common Stock	550,057,130	658,150,826
0.0%		Warrants	—	215
1.5%		Other Investment Company	10,151,486	10,151,486
0.2%		Short-Term Investment	1,297,948	1,297,948

99.9%		Total Investments	561,506,564	669,600,475
3.0%		Collateral Invested for Securities on Loan	19,873,156	19,873,156
(2	.9)%	Other Assets and Liabilities, Net		(18,893,239)

100.0%		Net Assets		670,580,392

	Number	Value
Security	of Shares	($)

Common Stock 98.2% of net assets

Automobiles & Components 1.4%
Cooper Tire & Rubber Co.	41,300	1,051,498
Dana Holding Corp.	87,900	1,413,432
Drew Industries, Inc.	11,695	428,271
Exide Technologies *	211,700	728,248
Federal-Mogul Corp. *	21,500	200,810
Gentex Corp.	47,800	914,414
Modine Manufacturing Co. *	67,155	569,474
Superior Industries International, Inc.	20,160	408,643
Tenneco, Inc. *	19,200	671,232
Thor Industries, Inc.	39,000	1,641,120
Visteon Corp. *	16,300	917,527
Winnebago Industries, Inc. *	32,665	611,489

		9,556,158

Banks 4.2%
Associated Banc-Corp.	93,700	1,337,099
Astoria Financial Corp.	88,100	858,094
BancorpSouth, Inc.	49,700	720,650
Bank of Hawaii Corp.	20,400	981,036
BOK Financial Corp.	6,700	375,535
CapitalSource, Inc.	209,900	1,702,289
Capitol Federal Financial, Inc.	31,986	375,836
Cathay General Bancorp	23,000	446,430
Chemical Financial Corp.	8,830	214,657
Citizens Republic Bancorp, Inc. *	15,550	317,531
City Holding Co. (b)	8,690	328,395
City National Corp.	15,400	815,584
Commerce Bancshares, Inc.	22,585	848,067
Cullen/Frost Bankers, Inc.	14,300	842,127
CVB Financial Corp.	24,880	273,680
East West Bancorp, Inc.	25,000	586,250
F.N.B. Corp.	41,900	485,621
First Commonwealth Financial Corp.	46,790	330,805
First Horizon National Corp.	139,600	1,425,316
First Midwest Bancorp, Inc.	31,895	404,110
First Niagara Financial Group, Inc.	75,000	588,000
First Republic Bank	10,100	360,469
Firstmerit Corp.	46,400	706,672
Fulton Financial Corp.	74,500	811,305
Glacier Bancorp, Inc.	24,380	379,840
Hancock Holding Co.	9,400	284,068
International Bancshares Corp.	23,600	461,380
MB Financial, Inc.	17,445	390,245
MGIC Investment Corp. *	120,500	334,990
National Penn Bancshares, Inc.	30,223	294,674
NBT Bancorp, Inc.	13,955	289,427
Northwest Bancshares, Inc.	22,592	275,622
Old National Bancorp	32,825	438,542
Park National Corp. (b)	5,810	380,264
People’s United Financial, Inc.	93,800	1,154,678
Prosperity Bancshares, Inc.	8,300	374,413
Provident Financial Services, Inc.	31,390	465,514
Susquehanna Bancshares, Inc.	51,500	588,130
SVB Financial Group *	6,400	424,768
TCF Financial Corp.	95,700	1,307,262
Trustmark Corp.	23,900	552,807
UMB Financial Corp.	8,001	354,204
Umpqua Holdings Corp.	31,000	391,840
United Bankshares, Inc. (b)	16,895	430,654
Valley National Bancorp	77,400	757,746
Washington Federal, Inc.	39,200	689,528
Webster Financial Corp.	24,800	551,800
Westamerica Bancorp	10,170	451,751
Wintrust Financial Corp.	7,040	260,973

		28,420,678

Capital Goods 12.0%
A.O. Smith Corp.	13,000	900,640
AAR Corp.	39,280	740,428
Actuant Corp., Class A	23,300	686,884
Acuity Brands, Inc.	18,700	1,286,560
Aegion Corp. *	17,415	409,601
Aircastle Ltd.	42,200	582,360
Albany International Corp., Class A	21,300	533,778
AMETEK, Inc.	40,300	1,651,897
Apogee Enterprises, Inc.	25,995	635,578
Applied Industrial Technologies, Inc.	27,020	1,187,799
Armstrong World Industries, Inc.	14,900	819,351
Astec Industries, Inc.	13,050	460,926
B/E Aerospace, Inc. *	19,800	1,019,502
Barnes Group, Inc.	28,865	689,873
Beacon Roofing Supply, Inc. *	20,280	732,919
Belden, Inc.	18,040	868,626
Brady Corp., Class A	26,100	910,629
Briggs & Stratton Corp.	52,900	1,255,317

 1

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Carlisle Cos., Inc.	28,400	1,821,860
Cascade Corp. (b)	5,855	378,057
Chart Industries, Inc. *	4,910	324,993
Chicago Bridge & Iron Co., N.V., NY Shares	28,500	1,448,085
CIRCOR International, Inc.	9,790	406,285
CLARCOR, Inc.	17,025	859,081
CNH Global N.V.	15,500	739,970
Comfort Systems USA, Inc.	44,400	573,204
Crane Co.	20,900	1,050,852
Cubic Corp.	5,490	258,030
Curtiss-Wright Corp.	26,400	941,160
Donaldson Co., Inc.	37,100	1,395,331
Dycom Industries, Inc. *	36,970	775,631
Encore Wire Corp.	16,240	529,749
EnerSys, Inc. *	22,400	916,832
EnPro Industries, Inc. *	8,170	363,402
ESCO Technologies, Inc.	8,500	349,945
Esterline Technologies Corp. *	10,500	697,095
Federal Signal Corp. *	59,700	479,988
Fortune Brands Home & Security, Inc. *	13,500	441,990
Franklin Electric Co., Inc.	6,980	464,310
FreightCar America, Inc.	19,435	481,794
Gardner Denver, Inc.	17,000	1,196,290
GATX Corp.	32,400	1,534,140
General Cable Corp. *	48,700	1,637,294
Gibraltar Industries, Inc. *	36,355	631,486
Graco, Inc.	19,640	1,123,408
GrafTech International Ltd. *	59,500	571,200
Granite Construction, Inc.	43,000	1,563,480
Griffon Corp.	38,908	459,114
H&E Equipment Services, Inc.	24,520	472,746
HEICO Corp.	8,210	372,406
Hexcel Corp. *	23,085	618,447
IDEX Corp.	24,200	1,207,338
Kaman Corp.	12,480	453,523
Kaydon Corp.	18,535	459,668
Kennametal, Inc.	34,100	1,398,441
Layne Christensen Co. *	21,900	496,473
Lincoln Electric Holdings, Inc.	30,400	1,639,472
MasTec, Inc. *	17,410	492,703
Meritor, Inc. *	82,600	376,656
Middleby Corp. *	2,908	411,075
Moog, Inc., Class A *	18,800	823,440
MRC Global, Inc. *	11,000	338,030
MSC Industrial Direct Co., Inc., Class A	12,100	957,352
Mueller Industries, Inc.	19,400	1,035,184
Mueller Water Products, Inc., Class A	151,800	897,138
National Presto Industries, Inc. (b)	4,045	296,701
Navistar International Corp. *	46,800	1,221,012
Nordson Corp.	11,650	787,773
Orbital Sciences Corp. *	42,155	619,678
Polypore International, Inc. (b)*	7,700	297,143
Quanex Building Products Corp.	27,950	577,447
Raven Industries, Inc.	9,830	264,722
Regal-Beloit Corp.	14,900	1,104,984
Robbins & Myers, Inc.	6,517	379,811
Rush Enterprises, Inc., Class A *	27,260	644,972
Seaboard Corp.	217	586,618
Simpson Manufacturing Co., Inc.	18,285	592,800
Snap-on, Inc.	21,300	1,725,726
Spirit AeroSystems Holdings, Inc., Class A *	53,400	851,196
Standex International Corp.	6,350	359,727
TAL International Group, Inc.	8,490	355,731
Teledyne Technologies, Inc. *	11,800	805,468
Tennant Co.	7,480	344,379
The Babcock & Wilcox Co.	21,900	583,416
The Greenbrier Cos., Inc. *	11,420	227,601
The Manitowoc Co., Inc.	74,000	1,302,400
The Shaw Group, Inc. *	38,800	1,836,016
The Toro Co.	32,420	1,427,453
Titan International, Inc.	12,275	298,160
TransDigm Group, Inc.	8,300	1,124,152
Triumph Group, Inc.	10,100	710,737
Tutor Perini Corp. *	80,400	1,333,836
Universal Forest Products, Inc.	29,770	1,210,150
USG Corp. *	38,400	1,128,576
Valmont Industries, Inc.	6,050	881,606
WABCO Holdings, Inc. *	18,300	1,146,678
Wabtec Corp.	9,660	904,369
Watsco, Inc.	12,945	975,406
Watts Water Technologies, Inc., Class A	14,855	684,815
Woodward, Inc.	17,800	683,698

		80,511,773

Commercial & Professional Supplies 4.2%
ABM Industries, Inc.	52,900	1,159,568
Clean Harbors, Inc. *	8,230	457,506
Consolidated Graphics, Inc. *	13,520	495,238
Copart, Inc. *	27,700	994,707
Corrections Corp. of America	37,300	1,413,297
Covanta Holding Corp.	49,200	970,224
Deluxe Corp.	31,700	1,166,243
EnergySolutions, Inc. *	112,600	431,258
FTI Consulting, Inc. *	21,800	708,500
G&K Services, Inc., Class A	17,190	688,287
Healthcare Services Group, Inc.	20,755	501,233
Heidrick & Struggles International, Inc.	20,670	326,793
Herman Miller, Inc.	39,710	980,837
HNI Corp.	45,400	1,433,278
Huron Consulting Group, Inc. *	5,700	194,370
ICF International, Inc. *	12,400	283,836
IHS, Inc., Class A *	4,910	505,239
Insperity, Inc.	16,760	563,639
Interface, Inc.	25,985	436,028
Kelly Services, Inc., Class A	81,100	1,292,734
Kforce, Inc.	27,100	372,896
Knoll, Inc.	29,500	489,110
Korn/Ferry International *	27,530	472,965
McGrath RentCorp	11,925	356,438
Mine Safety Appliances Co.	11,825	546,551
Navigant Consulting, Inc. *	40,925	471,865
Nielsen Holdings N.V. *	23,400	760,734
Quad Graphics, Inc. (b)	29,500	640,150
Resources Connection, Inc.	42,560	519,658
Rollins, Inc.	12,222	302,128
Steelcase, Inc., Class A	101,800	1,387,534

2

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stericycle, Inc. *	10,500	990,675
Tetra Tech, Inc. *	21,595	618,913
The Corporate Executive Board Co.	17,570	880,433
Towers Watson & Co., Class A	12,215	746,092
TrueBlue, Inc. *	46,830	805,008
UniFirst Corp.	6,605	539,893
Verisk Analytics, Inc., Class A *	13,700	755,692
Viad Corp.	21,765	607,679
Waste Connections, Inc.	23,700	853,674

		28,120,903

Consumer Durables & Apparel 5.2%
American Greetings Corp., Class A (b)	64,800	1,036,800
Arctic Cat, Inc. *	5,700	205,998
Beazer Homes USA, Inc. (b)*	29,100	547,662
Blyth, Inc. (b)	12,344	172,939
Brunswick Corp.	37,400	1,352,384
Callaway Golf Co.	91,655	601,257
Carter’s, Inc. *	12,700	764,921
Columbia Sportswear Co. (b)	8,180	417,916
Crocs, Inc. *	22,260	330,784
Deckers Outdoor Corp. (b)*	11,050	441,448
Ethan Allen Interiors, Inc.	22,465	649,463
Fifth & Pacific Cos., Inc. *	72,200	1,090,220
Fossil, Inc. *	11,000	1,161,380
G-III Apparel Group Ltd. *	7,100	254,819
Hanesbrands, Inc. *	34,400	1,289,312
Helen of Troy Ltd. *	11,730	424,626
JAKKS Pacific, Inc.	29,825	389,515
KB Home	96,100	1,832,627
La-Z-Boy, Inc.	41,120	643,117
Lennar Corp., Class A (b)	57,400	2,384,396
M.D.C. Holdings, Inc.	24,000	943,680
Meritage Homes Corp. *	17,000	752,080
NACCO Industries, Inc., Class A	5,740	374,018
Oxford Industries, Inc.	5,530	273,071
Polaris Industries, Inc.	15,100	1,315,059
PulteGroup, Inc. *	157,400	3,264,476
PVH Corp.	11,900	1,414,553
Quiksilver, Inc. *	156,100	1,020,894
Skechers U.S.A., Inc., Class A *	34,745	660,155
Steven Madden Ltd. *	9,348	430,756
Tempur-Pedic International, Inc. *	24,615	959,000
The Ryland Group, Inc.	45,700	1,815,204
The Warnaco Group, Inc. *	19,700	1,442,237
Toll Brothers, Inc. *	48,300	1,808,835
Tupperware Brands Corp.	18,000	1,371,600
Under Armour, Inc., Class A *	6,330	322,007
Wolverine World Wide, Inc.	22,690	975,670

		35,134,879

Consumer Services 4.7%
Ameristar Casinos, Inc.	33,475	887,087
Bally Technologies, Inc. *	10,975	528,556
Bob Evans Farms, Inc.	27,855	1,233,141
Boyd Gaming Corp. (b)*	101,700	712,917
Buffalo Wild Wings, Inc. *	2,400	176,520
Caesars Entertainment Corp. (b)*	90,700	730,135
Career Education Corp. *	168,000	581,280
CEC Entertainment, Inc.	22,980	757,421
Chipotle Mexican Grill, Inc. *	2,467	757,394
Choice Hotels International, Inc.	8,040	289,762
Coinstar, Inc. (b)*	7,425	377,784
Corinthian Colleges, Inc. *	200,385	492,947
Cracker Barrel Old Country Store, Inc.	21,420	1,388,444
DeVry, Inc.	32,100	807,957
DineEquity, Inc. *	5,930	434,432
Domino’s Pizza, Inc.	34,000	1,583,380
Hillenbrand, Inc.	27,000	668,250
Hyatt Hotels Corp., Class A *	14,800	593,036
International Speedway Corp., Class A	18,750	513,938
ITT Educational Services, Inc. (b)*	30,535	514,209
Jack in the Box, Inc. *	42,000	1,219,260
Las Vegas Sands Corp.	19,400	1,071,850
LIFE TIME FITNESS, Inc. *	10,785	547,123
Lincoln Educational Services Corp.	49,760	275,670
Matthews International Corp., Class A	17,015	557,411
Orient-Express Hotels Ltd., Class A *	28,490	331,054
Panera Bread Co., Class A *	4,475	715,150
Papa John’s International, Inc. *	9,110	511,071
Penn National Gaming, Inc. *	27,000	1,313,820
Pinnacle Entertainment, Inc. *	32,975	512,761
Red Robin Gourmet Burgers, Inc. *	10,880	402,234
Regis Corp.	62,700	1,112,925
Ruby Tuesday, Inc. *	98,650	742,835
Scientific Games Corp., Class A *	33,770	300,215
Six Flags Entertainment Corp.	6,100	383,934
Sonic Corp. *	90,080	1,005,293
Sotheby’s	15,620	561,070
Steiner Leisure Ltd. *	8,560	385,628
Stewart Enterprises, Inc., Class A	44,740	369,105
Strayer Education, Inc. (b)	9,200	523,480
Texas Roadhouse, Inc.	24,310	427,613
The Cheesecake Factory, Inc.	32,535	1,078,861
The Wendy’s Co.	167,700	861,978
Vail Resorts, Inc.	12,860	679,651
Weight Watchers International, Inc. (b)	15,092	806,969
WMS Industries, Inc. *	28,212	698,247

		31,423,798

Diversified Financials 2.8%
Affiliated Managers Group, Inc. *	6,800	978,724
American Capital Ltd. *	29,200	390,112
Apollo Investment Corp.	43,200	388,800
Ares Capital Corp.	31,500	564,165
Cash America International, Inc.	14,405	690,143
CBOE Holdings, Inc.	14,100	477,708
E*TRADE Financial Corp. *	104,300	1,106,623
Eaton Vance Corp.	50,500	1,828,100
Ezcorp, Inc., Class A *	14,400	319,680
First Cash Financial Services, Inc. *	6,590	351,313
Greenhill & Co., Inc.	13,435	791,321
IntercontinentalExchange, Inc. *	5,100	707,625
Investment Technology Group, Inc. *	46,655	472,149
Jefferies Group, Inc.	16,700	332,831

 3

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Knight Capital Group, Inc., Class A *	193,800	720,936
Lazard Ltd., Class A	18,600	644,490
Leucadia National Corp.	23,600	600,620
LPL Financial Holdings, Inc.	12,300	409,590
MSCI, Inc. *	24,900	840,126
Nelnet, Inc., Class A	14,340	436,366
Piper Jaffray Cos., Inc. *	13,505	523,049
Raymond James Financial, Inc.	23,000	1,026,490
SEI Investments Co.	58,700	1,582,552
Stifel Financial Corp. *	7,860	289,641
The NASDAQ OMX Group, Inc.	40,100	1,135,632
Waddell & Reed Financial, Inc., Class A	24,300	964,710
World Acceptance Corp. *	6,160	477,708

		19,051,204

Energy 6.5%
Alpha Natural Resources, Inc. *	124,000	1,098,640
Atwood Oceanics, Inc. *	10,700	564,639
Basic Energy Services, Inc. *	22,385	289,438
Berry Petroleum Co., Class A	14,420	530,944
Bill Barrett Corp. *	24,700	394,459
Bristow Group, Inc.	13,100	746,438
Cabot Oil & Gas Corp.	23,700	1,250,886
Cal Dive International, Inc. *	235,643	447,722
CARBO Ceramics, Inc. (b)	4,680	374,915
Cloud Peak Energy, Inc. *	33,000	577,830
Comstock Resources, Inc. *	26,255	383,060
Concho Resources, Inc. *	4,800	437,856
Crosstex Energy, Inc.	31,100	525,590
Delek US Holdings, Inc.	10,300	349,891
Denbury Resources, Inc. *	66,800	1,244,484
Dresser-Rand Group, Inc. *	22,200	1,355,310
Dril-Quip, Inc. *	6,985	566,414
Energy XXI (Bermuda) Ltd.	11,900	372,708
EQT Corp.	26,100	1,550,601
EXCO Resources, Inc. (b)	75,400	483,314
Exterran Holdings, Inc. *	93,400	2,170,616
Forest Oil Corp. *	117,900	820,584
GulfMark Offshore, Inc., Class A	9,405	326,918
Helix Energy Solutions Group, Inc. *	66,000	1,565,520
Hercules Offshore, Inc. *	111,000	730,380
Hornbeck Offshore Services, Inc. *	9,380	345,278
ION Geophysical Corp. *	30,205	205,394
Key Energy Services, Inc. *	103,300	839,829
Lufkin Industries, Inc.	8,010	463,859
Matrix Service Co. *	17,800	254,184
McMoRan Exploration Co. *	16,860	266,557
Newpark Resources, Inc. *	46,440	400,313
Nordic American Tankers Ltd. (b)	37,385	323,006
Oceaneering International, Inc.	24,200	1,529,682
Oil States International, Inc. *	18,800	1,458,504
Parker Drilling Co. *	103,510	581,726
PDC Energy, Inc. *	9,755	361,228
Penn Virginia Corp.	109,300	468,897
Pioneer Energy Services Corp. *	41,200	312,296
Plains Exploration & Production Co. *	34,400	1,642,600
Quicksilver Resources, Inc. (b)*	96,000	263,040
Range Resources Corp.	16,200	1,088,154
Rosetta Resources, Inc. *	8,210	435,294
SandRidge Energy, Inc. (b)*	95,800	678,264
SemGroup Corp., Class A *	25,100	1,083,316
Ship Finance International Ltd.	29,800	502,428
SM Energy Co.	17,100	994,536
Stone Energy Corp. *	25,600	576,000
Superior Energy Services, Inc. *	63,700	1,590,589
Swift Energy Co. *	27,705	417,514
Targa Resources Corp.	8,800	531,168
Teekay Corp.	30,800	1,083,544
TETRA Technologies, Inc. *	75,660	643,110
Ultra Petroleum Corp. *	35,700	650,454
Unit Corp. *	26,400	1,270,632
W&T Offshore, Inc.	22,700	399,520
Western Refining, Inc.	40,600	1,365,378
Whiting Petroleum Corp. *	22,000	1,046,760
Willbros Group, Inc. *	82,100	536,934

		43,769,145

Food & Staples Retailing 1.2%
Harris Teeter Supermarkets, Inc.	35,800	1,485,342
Nash Finch Co.	54,200	1,125,734
PriceSmart, Inc.	3,940	303,419
Rite Aid Corp. *	434,500	695,200
Roundy’s, Inc. (b)	29,800	173,436
Spartan Stores, Inc.	41,600	675,584
Susser Holdings Corp. *	6,500	272,090
The Andersons, Inc.	14,025	661,279
The Pantry, Inc. *	90,200	1,127,500
United Natural Foods, Inc. *	21,000	1,133,580
Weis Markets, Inc.	13,600	547,536

		8,200,700

Food, Beverage & Tobacco 1.8%
B&G Foods, Inc.	12,400	393,080
Cal-Maine Foods, Inc.	8,300	345,944
Central European Distribution Corp. (b)*	152,400	327,660
Chiquita Brands International, Inc. *	128,000	940,800
Darling International, Inc. *	18,720	315,806
Dole Food Co., Inc. *	51,000	568,140
Flowers Foods, Inc.	51,500	1,384,320
Fresh Del Monte Produce, Inc.	42,500	1,119,875
Green Mountain Coffee Roasters, Inc. (b)*	7,580	345,118
J&J Snack Foods Corp.	5,935	404,470
Lancaster Colony Corp.	10,665	762,121
Monster Beverage Corp. *	11,710	560,909
Pilgrim’s Pride Corp. *	30,700	259,415
Post Holdings, Inc. *	13,700	520,463
Sanderson Farms, Inc.	17,000	858,160
Snyders-Lance, Inc.	13,760	349,917
The Hain Celestial Group, Inc. *	7,070	402,919
TreeHouse Foods, Inc. *	10,585	560,264
Universal Corp.	25,100	1,364,938
Vector Group Ltd.	23,926	371,810

		12,156,129

Health Care Equipment & Services 4.7%
Alere, Inc. *	33,000	701,580

4

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Amedisys, Inc. *	49,870	554,554
AmSurg Corp. *	17,725	553,197
Analogic Corp.	4,365	332,569
Brookdale Senior Living, Inc. *	38,000	1,026,380
Catamaran Corp. *	14,900	773,161
Centene Corp. *	22,500	971,100
Cerner Corp. *	14,300	1,180,465
Chemed Corp.	12,895	974,217
CONMED Corp.	14,395	422,781
Edwards Lifesciences Corp. *	11,600	1,043,188
Gentiva Health Services, Inc. *	53,125	526,469
Haemonetics Corp. *	14,700	616,518
Hanger, Inc. *	12,100	347,633
Health Management Associates, Inc., Class A *	181,600	1,895,904
HealthSouth Corp. *	20,300	484,358
Healthways, Inc. *	45,460	478,239
Hill-Rom Holdings, Inc.	39,300	1,303,974
Hologic, Inc. *	45,100	1,075,184
IDEXX Laboratories, Inc. *	10,900	1,037,789
Integra LifeSciences Holdings Corp. *	8,120	342,258
Intuitive Surgical, Inc. *	1,646	945,430
Invacare Corp.	42,165	663,256
Magellan Health Services, Inc. *	28,500	1,462,050
Masimo Corp.	11,200	227,360
MEDNAX, Inc. *	13,100	1,120,836
Molina Healthcare, Inc. *	22,657	650,483
MWI Veterinary Supply, Inc. *	3,500	393,085
PharMerica Corp. *	50,740	734,715
PSS World Medical, Inc. *	36,970	1,069,542
ResMed, Inc.	19,640	860,232
Sirona Dental Systems, Inc. *	8,290	551,036
STERIS Corp.	34,200	1,290,366
Teleflex, Inc.	18,300	1,372,500
The Cooper Cos., Inc.	7,700	780,395
Triple-S Management Corp., Class B *	17,300	312,611
Universal American Corp.	54,500	510,665
Vanguard Health Systems, Inc. *	25,700	359,029
VCA Antech, Inc. *	35,300	762,480
West Pharmaceutical Services, Inc.	12,240	724,731

		31,432,320

Household & Personal Products 0.3%
Central Garden & Pet Co., Class A *	54,130	520,731
Elizabeth Arden, Inc. *	8,270	317,651
Nu Skin Enterprises, Inc., Class A	16,710	707,835
Spectrum Brands Holdings, Inc.	8,900	450,696
WD-40 Co.	5,515	294,611

		2,291,524

Insurance 4.4%
Alleghany Corp. *	2,200	793,298
Allied World Assurance Co. Holdings AG	19,000	1,611,770
Alterra Capital Holdings Ltd.	34,700	1,057,309
American Equity Investment Life Holding Co.	36,715	494,918
Argo Group International Holdings Ltd.	11,359	409,946
Arthur J. Gallagher & Co.	36,500	1,348,675
Assured Guaranty Ltd.	17,200	311,836
Brown & Brown, Inc.	32,100	877,614
CNA Financial Corp.	6,800	211,820
CNO Financial Group, Inc.	148,800	1,528,176
Employers Holdings, Inc.	17,000	362,270
Erie Indemnity Co., Class A	11,100	791,874
First American Financial Corp.	46,900	1,120,441
HCC Insurance Holdings, Inc.	44,000	1,701,920
Horace Mann Educators Corp.	19,790	430,235
Infinity Property & Casualty Corp.	12,265	729,400
Markel Corp. *	2,400	1,142,712
MBIA, Inc. *	36,500	314,265
Mercury General Corp.	17,900	708,840
Montpelier Re Holdings Ltd.	34,100	831,358
National Financial Partners Corp. *	35,285	621,369
Old Republic International Corp.	148,100	1,688,340
OneBeacon Insurance Group Ltd., Class A	19,700	269,102
Primerica, Inc.	40,600	1,334,928
ProAssurance Corp.	15,400	693,616
Protective Life Corp.	47,800	1,512,392
RLI Corp.	10,700	738,407
Safety Insurance Group, Inc.	8,805	422,728
Selective Insurance Group, Inc.	42,600	873,726
StanCorp Financial Group, Inc.	36,900	1,435,041
Symetra Financial Corp.	18,900	263,655
The Hanover Insurance Group, Inc.	32,500	1,350,700
Tower Group, Inc.	11,500	221,950
Validus Holdings Ltd.	39,227	1,428,255

		29,632,886

Materials 6.3%
A. M. Castle & Co. *	20,878	351,794
A. Schulman, Inc.	29,133	936,626
AK Steel Holding Corp. (b)	251,600	1,006,400
AMCOL International Corp.	11,120	328,374
Axiall Corp. (b)	17,924	1,006,970
Boise, Inc.	73,500	606,375
Buckeye Technologies, Inc.	12,480	358,800
Cabot Corp.	33,400	1,250,162
Carpenter Technology Corp.	21,900	1,146,027
Century Aluminum Co. *	61,300	527,793
Chemtura Corp. *	37,900	898,988
Clearwater Paper Corp. *	11,660	528,315
Compass Minerals International, Inc.	9,030	650,611
Crown Holdings, Inc. *	40,000	1,514,400
Cytec Industries, Inc.	22,500	1,649,250
Eagle Materials, Inc.	18,770	1,215,733
Ferro Corp. *	183,030	933,453
Graphic Packaging Holding Co. *	69,800	489,298
Greif, Inc., Class A	22,400	1,052,352
H.B. Fuller Co.	28,480	1,112,998
Horsehead Holding Corp. *	30,000	298,800
Innophos Holdings, Inc.	9,750	493,058
Innospec, Inc.	9,980	401,695
Kaiser Aluminum Corp.	13,280	825,485
KapStone Paper & Packaging Corp.	10,400	249,600
Koppers Holdings, Inc.	8,660	351,250

 5

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kraton Performance Polymers, Inc. *	16,900	443,625
Louisiana-Pacific Corp. *	59,800	1,161,914
Materion Corp.	16,160	434,704
Minerals Technologies, Inc.	21,820	902,693
Myers Industries, Inc.	17,505	258,724
NewMarket Corp.	2,495	636,624
Olin Corp.	44,600	1,037,396
Olympic Steel, Inc.	18,800	394,988
OM Group, Inc. *	33,200	916,984
P.H. Glatfelter Co.	32,345	600,970
PolyOne Corp.	34,900	762,216
Resolute Forest Products (b)*	38,000	518,320
Rock-Tenn Co., Class A	17,000	1,342,150
Rockwood Holdings, Inc.	21,000	1,149,330
RTI International Metals, Inc. *	14,680	416,912
Schnitzer Steel Industries, Inc., Class A	44,110	1,282,719
Schweitzer-Mauduit International, Inc.	12,472	508,109
Sensient Technologies Corp.	22,700	864,870
Silgan Holdings, Inc.	21,200	909,480
Stepan Co.	8,530	500,370
Stillwater Mining Co. *	30,970	416,856
SunCoke Energy, Inc. *	24,300	402,894
Texas Industries, Inc. (b)*	8,785	499,339
The Scotts Miracle-Gro Co., Class A	25,600	1,119,232
Tredegar Corp.	22,175	505,812
W.R. Grace & Co. *	8,400	603,120
Walter Energy, Inc.	19,900	747,245
Wausau Paper Corp.	43,210	417,841
Westlake Chemical Corp.	6,200	569,532
Worthington Industries, Inc.	51,400	1,412,472

		41,922,048

Media 2.0%
AMC Networks, Inc., Class A *	4,800	273,456
Belo Corp., Class A	72,900	617,463
Central European Media Enterprises Ltd., Class A *	65,300	385,923
Cinemark Holdings, Inc.	43,200	1,215,648
DreamWorks Animation SKG, Inc., Class A *	48,400	842,644
Harte-Hanks, Inc.	90,135	738,206
John Wiley & Sons, Inc., Class A	15,900	608,970
Live Nation Entertainment, Inc. *	70,700	725,382
Meredith Corp. (b)	27,000	979,020
National CineMedia, Inc.	19,900	304,072
Regal Entertainment Group, Class A (b)	66,000	985,380
Scholastic Corp.	31,900	946,154
Scripps Networks Interactive, Class A	15,400	951,258
Sinclair Broadcast Group, Inc., Class A	29,819	410,906
Starz - Liberty Capital *	12,200	194,468
The E.W. Scripps Co., Class A *	61,500	675,885
The Madison Square Garden Co., Class A *	11,800	613,836
The New York Times Co., Class A *	138,900	1,230,654
Valassis Communications, Inc.	20,800	583,648

		13,282,973

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Bio-Rad Laboratories, Inc., Class A *	6,300	716,877
Charles River Laboratories International, Inc. *	32,800	1,355,296
Covance, Inc. *	27,900	1,861,209
Cubist Pharmaceuticals, Inc. *	4,440	191,098
Endo Health Solutions, Inc. *	41,400	1,310,724
Illumina, Inc. *	7,460	377,700
Impax Laboratories, Inc. *	11,300	227,808
PAREXEL International Corp. *	13,120	444,112
PDL Biopharma, Inc. (b)	78,450	539,736
PerkinElmer, Inc.	48,000	1,691,520
Perrigo Co.	8,400	844,284
QIAGEN N.V. *	37,300	783,300
Techne Corp.	7,565	542,259
ViroPharma, Inc. *	11,360	302,857

		11,188,780

Real Estate 8.2%
Alexandria Real Estate Equities, Inc.	10,000	725,000
American Campus Communities, Inc.	6,960	324,127
American Capital Agency Corp.	9,100	287,833
Anworth Mortgage Asset Corp.	57,455	359,668
Ashford Hospitality Trust	38,985	451,836
BioMed Realty Trust, Inc.	30,800	626,780
Brandywine Realty Trust	76,100	968,753
BRE Properties, Inc.	13,000	661,440
Camden Property Trust	15,100	1,047,789
Capstead Mortgage Corp.	31,750	393,065
CBL & Associates Properties, Inc.	47,100	1,012,179
CBRE Group, Inc., Class A *	60,400	1,303,432
Chimera Investment Corp.	249,600	761,280
Colonial Properties Trust	35,000	766,850
CommonWealth REIT	68,100	1,119,564
Corporate Office Properties Trust	25,700	680,022
Cousins Properties, Inc.	40,183	357,629
CubeSmart	23,575	359,519
DCT Industrial Trust, Inc.	71,800	506,908
DDR Corp.	68,700	1,139,733
DiamondRock Hospitality Co.	57,100	520,752
Digital Realty Trust, Inc.	9,900	672,309
Douglas Emmett, Inc.	27,200	634,304
EastGroup Properties, Inc.	6,350	355,854
EPR Properties	11,800	552,948
Equity Lifestyle Properties, Inc.	2,870	205,492
Essex Property Trust, Inc.	4,700	722,766
Extra Space Storage, Inc.	11,965	476,686
Federal Realty Investment Trust	10,200	1,079,670
FelCor Lodging Trust, Inc. *	79,550	427,979
First Industrial Realty Trust, Inc. *	36,300	568,821
Forest City Enterprises, Inc., Class A *	23,400	395,694
General Growth Properties, Inc.	76,100	1,485,472
Glimcher Realty Trust	33,925	377,246
Hatteras Financial Corp.	17,900	484,732
Health Care REIT, Inc.	18,800	1,181,392
Healthcare Realty Trust, Inc.	18,800	479,024
Highwoods Properties, Inc.	22,500	810,000
Home Properties, Inc.	12,600	774,522
HomeBanc Corp. (c)(d)*	6,875	—

6

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Inland Real Estate Corp.	37,530	340,772
iStar Financial, Inc. *	178,400	1,728,696
Jones Lang LaSalle, Inc.	15,400	1,418,956
Kilroy Realty Corp.	11,200	558,880
LaSalle Hotel Properties	20,340	555,282
Lexington Realty Trust	55,000	605,000
Liberty Property Trust	35,300	1,382,701
Mack-Cali Realty Corp.	44,200	1,200,914
MFA Financial, Inc.	84,700	761,453
Mid-America Apartment Communities, Inc.	7,445	486,680
National Retail Properties, Inc. (b)	15,200	486,704
NorthStar Realty Finance Corp.	64,732	504,910
Omega Healthcare Investors, Inc. (b)	18,690	477,716
Pennsylvania Real Estate Investment Trust	35,100	647,244
Piedmont Office Realty Trust, Inc., Class A	76,700	1,482,611
Post Properties, Inc.	8,920	432,709
Potlatch Corp.	33,800	1,466,582
ProLogis, Inc.	38,700	1,544,130
PS Business Parks, Inc.	4,750	338,960
RAIT Financial Trust	87,920	605,769
Realty Income Corp. (b)	16,100	703,248
Redwood Trust, Inc.	52,000	993,200
Regency Centers Corp.	20,500	1,021,515
Senior Housing Properties Trust	24,900	599,841
SL Green Realty Corp.	12,400	996,712
Sovran Self Storage, Inc.	6,670	435,151
Sun Communities, Inc.	6,855	294,422
Sunstone Hotel Investors, Inc. *	51,500	595,855
Tanger Factory Outlet Centers, Inc.	12,880	456,210
Taubman Centers, Inc.	10,500	855,750
The Geo Group, Inc.	23,036	751,434
The Macerich Co.	22,900	1,367,588
UDR, Inc.	41,100	981,879
Washington Real Estate Investment Trust	18,400	524,032
Weingarten Realty Investors	39,300	1,133,412

		54,795,988

Retailing 5.8%
Aeropostale, Inc. *	70,600	955,218
ANN, Inc. *	45,500	1,403,220
Asbury Automotive Group, Inc. *	20,600	732,536
Ascena Retail Group, Inc. *	33,100	561,045
AutoNation, Inc. *	34,000	1,649,000
Barnes & Noble, Inc. (b)*	63,500	847,090
Brown Shoe Co., Inc.	57,542	992,024
Cabela’s, Inc. *	11,700	603,954
Chico’s FAS, Inc.	74,100	1,328,613
Dick’s Sporting Goods, Inc.	26,400	1,256,376
DSW, Inc., Class A	4,768	319,122
Express, Inc. *	17,700	325,326
Fred’s, Inc., Class A	61,270	809,989
Genesco, Inc. *	12,100	754,193
GNC Holdings, Inc., Class A	8,100	291,114
Group 1 Automotive, Inc.	26,500	1,795,110
Guess?, Inc.	39,400	1,067,346
Hibbett Sports, Inc. *	7,885	415,224
Hot Topic, Inc.	46,500	516,150
HSN, Inc.	12,700	756,920
Jos. A. Bank Clothiers, Inc. *	9,585	388,576
Lithia Motors, Inc., Class A	17,235	745,759
LKQ Corp. *	45,500	1,018,745
Monro Muffler Brake, Inc.	8,740	316,563
Netflix, Inc. *	7,300	1,206,252
Nutrisystem, Inc.	64,230	579,997
OfficeMax, Inc.	187,900	2,025,562
Penske Automotive Group, Inc.	37,400	1,231,208
Pier 1 Imports, Inc.	20,785	450,827
Pool Corp.	16,780	768,860
Priceline.com, Inc. *	2,091	1,433,318
Saks, Inc. (b)*	133,800	1,446,378
Sally Beauty Holdings, Inc. *	8,865	235,277
Select Comfort Corp. *	11,170	245,963
Sonic Automotive, Inc., Class A	48,100	1,167,387
Stage Stores, Inc.	43,055	983,807
The Buckle, Inc. (b)	12,122	567,067
The Cato Corp., Class A	17,195	474,066
The Children’s Place Retail Stores, Inc. *	20,060	999,790
The Finish Line, Inc., Class A	33,352	621,681
The Men’s Wearhouse, Inc.	39,600	1,201,860
The Pep Boys - Manny, Moe & Jack *	51,715	575,588
The Wet Seal, Inc., Class A *	104,260	291,928
TripAdvisor, Inc. *	4,900	226,772
Ulta Salon, Cosmetics & Fragrance, Inc.	4,800	469,536
Urban Outfitters, Inc. *	30,400	1,300,816
Vitamin Shoppe, Inc. *	3,700	225,996

		38,579,149

Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc. (b)*	293,800	763,880
Amkor Technology, Inc. (b)*	116,900	541,247
Applied Micro Circuits Corp. *	42,440	363,711
Atmel Corp. *	142,400	954,080
ATMI, Inc. *	19,315	394,219
Avago Technologies Ltd.	27,000	965,790
Brooks Automation, Inc.	47,690	446,378
Cabot Microelectronics Corp.	10,330	381,797
Cirrus Logic, Inc. *	8,935	252,235
Cree, Inc. *	17,600	759,440
Cymer, Inc. *	10,120	1,042,056
Cypress Semiconductor Corp. *	47,805	490,957
Entegris, Inc. *	69,645	686,700
Fairchild Semiconductor International, Inc. *	63,900	943,803
First Solar, Inc. (b)*	39,600	1,115,928
GT Advanced Technologies, Inc. *	85,100	268,916
Integrated Device Technology, Inc. *	137,680	995,426
International Rectifier Corp. *	32,200	627,578
Intersil Corp., Class A	133,300	1,153,045
Micrel, Inc.	32,750	340,928
Microsemi Corp. *	16,745	350,305
MKS Instruments, Inc.	22,550	626,890
OmniVision Technologies, Inc. *	23,080	354,740
ON Semiconductor Corp. *	167,800	1,317,230
Photronics, Inc. *	53,125	318,219
PMC-Sierra, Inc. *	55,025	318,045

 7

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
RF Micro Devices, Inc. *	115,945	579,725
Semtech Corp. *	13,805	416,359
Silicon Laboratories, Inc. *	18,690	815,632
Skyworks Solutions, Inc. *	23,800	569,772
Spansion, Inc., Class A *	24,600	282,900
Teradyne, Inc. *	60,800	982,528
Tessera Technologies, Inc.	20,190	354,334
TriQuint Semiconductor, Inc. *	72,260	379,365
Veeco Instruments, Inc. *	6,960	218,892

		21,373,050

Software & Services 4.9%
Activision Blizzard, Inc.	88,600	1,009,154
Acxiom Corp. *	64,215	1,138,532
Akamai Technologies, Inc. *	20,800	846,768
ANSYS, Inc. *	6,700	493,120
Broadridge Financial Solutions, Inc.	56,300	1,326,991
CACI International, Inc., Class A *	19,000	1,018,970
Cadence Design Systems, Inc. *	36,700	511,231
Citrix Systems, Inc. *	18,900	1,382,724
CSG Systems International, Inc. *	33,745	635,418
EarthLink, Inc.	121,175	823,990
Electronic Arts, Inc. *	82,400	1,296,152
Equinix, Inc. *	2,800	603,204
Euronet Worldwide, Inc. *	19,095	467,255
FactSet Research Systems, Inc.	8,465	783,182
Fair Isaac Corp.	26,205	1,181,059
Gartner, Inc. *	15,200	782,952
Genpact Ltd.	23,850	399,488
Global Cash Access Holdings, Inc. *	45,935	346,809
Global Payments, Inc.	19,500	960,570
Heartland Payment Systems, Inc.	14,265	453,056
Informatica Corp. *	7,055	261,106
j2 Global, Inc.	11,785	374,999
Jack Henry & Associates, Inc.	21,780	903,434
Lender Processing Services, Inc.	50,900	1,223,636
Manhattan Associates, Inc. *	6,495	444,972
ManTech International Corp., Class A	22,400	552,608
MAXIMUS, Inc.	11,590	794,726
Mentor Graphics Corp. *	21,420	366,925
MICROS Systems, Inc. *	12,140	558,804
MicroStrategy, Inc., Class A *	3,228	323,672
Monster Worldwide, Inc. *	111,100	644,380
NeuStar, Inc., Class A *	14,175	639,859
Nuance Communications, Inc. *	15,200	365,560
Progress Software Corp. *	17,825	418,353
PTC, Inc. *	23,440	543,339
Rackspace Hosting, Inc. *	3,520	265,232
Red Hat, Inc. *	7,500	416,700
Rovi Corp. *	12,969	224,234
Salesforce.com, Inc. *	3,071	528,611
Sapient Corp. *	30,480	369,113
Solera Holdings, Inc.	7,060	386,959
Sykes Enterprises, Inc. *	27,055	435,586
Synopsys, Inc. *	27,500	919,600
Take-Two Interactive Software, Inc. *	35,255	429,053
TeleTech Holdings, Inc. *	23,810	445,247
TIBCO Software, Inc. *	30,130	706,247
Unisys Corp. *	34,300	761,803
United Online, Inc.	116,327	772,411
ValueClick, Inc. *	33,680	689,430
VistaPrint N.V. (b)*	5,920	212,232
WEX, Inc. *	6,400	503,104

		32,942,560

Technology Hardware & Equipment 4.6%
ADTRAN, Inc. (b)	32,345	653,369
Arris Group, Inc. *	52,805	872,339
Avid Technology, Inc. *	40,425	299,145
AVX Corp.	31,200	355,368
Benchmark Electronics, Inc. *	85,900	1,508,404
Black Box Corp.	21,140	495,310
Brocade Communications Systems, Inc. *	149,700	856,284
Checkpoint Systems, Inc. *	41,180	496,631
Cognex Corp.	9,565	379,348
Coherent, Inc.	9,840	545,234
Comtech Telecommunications Corp.	12,670	335,755
Diebold, Inc.	41,300	1,215,872
Dolby Laboratories, Inc., Class A	9,600	310,176
EchoStar Corp., Class A *	18,800	683,944
Electronics for Imaging, Inc. *	28,602	646,977
Emulex Corp. *	55,665	425,281
Extreme Networks, Inc. *	70,665	260,754
F5 Networks, Inc. *	5,540	581,035
FEI Co.	5,720	348,691
Finisar Corp. *	15,430	239,165
FLIR Systems, Inc.	42,100	1,000,717
Gerber Scientific, Inc. (b)(c)(d)*	19,700	—
Insight Enterprises, Inc. *	55,000	1,078,000
InterDigital, Inc.	17,300	750,647
Intermec, Inc. *	59,435	587,218
Itron, Inc. *	17,500	811,825
JDS Uniphase Corp. *	51,500	747,265
KEMET Corp. *	58,600	337,536
Littelfuse, Inc.	6,045	386,940
MTS Systems Corp.	7,580	430,923
National Instruments Corp.	21,342	606,113
NCR Corp. *	68,600	1,905,022
NETGEAR, Inc. *	10,250	359,878
Newport Corp. *	20,330	293,159
Plantronics, Inc.	16,310	670,667
Plexus Corp. *	25,580	652,802
Polycom, Inc. *	66,040	728,421
QLogic Corp. *	99,780	1,152,459
Rofin-Sinar Technologies, Inc. *	18,410	471,848
Sanmina Corp. *	132,200	1,258,544
ScanSource, Inc. *	23,740	689,884
Synaptics, Inc. *	10,905	382,547
SYNNEX Corp. *	37,100	1,333,745
Trimble Navigation Ltd. *	15,500	968,750
ViaSat, Inc. *	7,215	277,128
Zebra Technologies Corp., Class A *	26,520	1,147,786

		30,538,906

Telecommunication Services 1.2%
Cincinnati Bell, Inc. *	154,700	734,825
Consolidated Communications Holdings, Inc.	25,114	432,212

8

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
General Communication, Inc., Class A *	31,160	265,171
IDT Corp., Class B	34,400	351,568
Leap Wireless International, Inc. (b)*	83,600	483,208
Level 3 Communications, Inc. *	42,000	1,000,440
MetroPCS Communications, Inc. *	141,900	1,423,257
NTELOS Holdings Corp.	17,520	226,534
Premiere Global Services, Inc. *	53,500	501,295
SBA Communications Corp., Class A *	8,005	557,628
tw telecom, Inc. *	30,300	837,189
United States Cellular Corp. *	11,600	441,264
USA Mobility, Inc.	45,005	520,258

		7,774,849

Transportation 3.3%
Air Transport Services Group, Inc. *	61,530	286,114
Alaska Air Group, Inc. *	26,600	1,227,058
AMERCO	4,400	591,624
Arkansas Best Corp.	72,640	764,173
Atlas Air Worldwide Holdings, Inc. *	14,200	640,278
Con-way, Inc.	46,700	1,465,446
Copa Holdings S.A., Class A	6,400	701,440
Forward Air Corp.	11,425	423,982
Genco Shipping & Trading Ltd. (b)*	94,145	314,444
Genesee & Wyoming, Inc., Class A *	5,465	462,229
Hawaiian Holdings, Inc. *	34,440	198,719
Heartland Express, Inc.	30,665	424,097
Hub Group, Inc., Class A *	23,810	876,446
JetBlue Airways Corp. *	155,300	902,293
Kansas City Southern	15,400	1,433,894
Kirby Corp. *	14,800	1,045,620
Knight Transportation, Inc.	31,125	496,444
Landstar System, Inc.	24,270	1,384,361
Matson, Inc.	31,600	866,156
Old Dominion Freight Line, Inc. *	19,275	718,572
Republic Airways Holdings, Inc. *	133,600	1,120,904
Saia, Inc. *	11,300	293,122
SkyWest, Inc.	141,800	1,792,352
Swift Transportation Co. *	40,200	549,132
US Airways Group, Inc. *	57,000	813,960
Uti Worldwide, Inc.	84,800	1,251,648
Werner Enterprises, Inc.	40,700	961,334

		22,005,842

Utilities 3.6%
ALLETE, Inc.	15,400	710,556
American States Water Co.	6,515	329,333
Aqua America, Inc.	35,900	977,557
Atlantic Power Corp. (b)	31,800	390,822
Avista Corp.	32,600	843,036
Black Hills Corp.	21,400	863,490
California Water Service Group	17,780	346,710
CH Energy Group, Inc.	7,605	494,325
Cleco Corp.	18,600	795,150
El Paso Electric Co.	19,090	643,142
Hawaiian Electric Industries, Inc.	46,800	1,262,196
IDACORP, Inc.	20,200	937,482
ITC Holdings Corp.	8,600	696,600
MGE Energy, Inc.	9,400	492,466
New Jersey Resources Corp.	24,400	1,025,532
Northwest Natural Gas Co.	14,605	663,359
NorthWestern Corp.	20,600	761,994
Otter Tail Corp.	26,580	714,471
Piedmont Natural Gas Co., Inc.	36,500	1,159,240
PNM Resources, Inc.	52,400	1,119,264
Portland General Electric Co.	46,900	1,346,968
South Jersey Industries, Inc.	10,440	566,683
Southwest Gas Corp.	25,000	1,113,500
The Empire District Electric Co.	23,210	492,284
The Laclede Group, Inc.	16,740	668,261
UIL Holdings Corp.	17,000	632,570
UNS Energy Corp.	22,800	1,032,612
Vectren Corp.	51,300	1,619,028
WGL Holdings, Inc.	32,100	1,345,953

		24,044,584

Total Common Stock
(Cost $550,057,130)		658,150,826

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (d)*	1,535	215

Total Warrants
(Cost $—)		215

Other Investment Company 1.5% of net assets

Money Market Fund 1.5%
State Street Institutional U.S. Government Money Market Fund	10,151,486	10,151,486

Total Other Investment Company
(Cost $10,151,486)		10,151,486

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.04%, 03/14/13 (a)(e)	1,298,000	1,297,948

Total Short-Term Investment
(Cost $1,297,948)		1,297,948

End of Investments.

 9

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 3.0% of net assets

State Street Institutional U.S. Government Money Market Fund	19,873,156	19,873,156

Total Collateral Invested for Securities on Loan
(Cost $19,873,156)		19,873,156

End of Collateral Invested for Securities on Loan

At 01/31/13 tax basis cost of the fund’s investments was $565,638,688 and the unrealized appreciation and depreciation were $118,994,109 and ($15,032,322), respectively, with a net unrealized appreciation of $103,961,787

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $215 or 0.0% of net assets.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 03/15/13	120	10,801,200	816,040

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

10

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$658,150,826	$—	$—	$658,150,826
Warrants[1]	215	—	—	215
Other Investment Company[1]	10,151,486	—	—	10,151,486
Short-Term Investment[1]	—	1,297,948	—	1,297,948

Total	$668,302,527	$1,297,948	$—	$669,600,475

Other Financial Instruments
Collateral Invested for Securities on Loan	$19,873,156	$—	$—	$19,873,156
Futures Contracts[2]	816,040	—	—	816,040

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

 11

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$441,199	$—	($225,691)	$—	($215,508)	$—	$—	$—

Total	$441,199	$—	($225,691)	$—	($215,508)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

On January 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46847JAN13

12

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.5%		Common Stock	501,515,694	560,218,705
0.5%		Preferred Stock	1,530,072	2,677,286
0.2%		Other Investment Company	935,189	1,179,600
1.8%		Short-Term Investments	9,997,402	9,997,402

100.0%		Total Investments	513,978,357	574,072,993
1.5%		Collateral Invested for Securities on Loan	8,649,016	8,649,016
(1	.5)%	Other Assets and Liabilities, Net		(8,365,841)

100.0%		Total Net Assets		574,356,168

	Number	Value
Security	of Shares	($)

Common Stock 97.5% of net assets

Australia 4.7%

Banks 1.2%
Australia & New Zealand Banking Group Ltd.	58,110	1,613,935
Commonwealth Bank of Australia	29,046	1,954,053
National Australia Bank Ltd.	63,077	1,802,411
Westpac Banking Corp.	57,766	1,689,932

		7,060,331

Capital Goods 0.1%
CSR Ltd.	65,468	138,078
Leighton Holdings Ltd.	7,471	161,517

		299,595

Commercial & Professional Supplies 0.1%
Brambles Ltd.	67,178	567,419
Downer EDI Ltd. *	36,336	170,347

		737,766

Consumer Services 0.1%
Crown Ltd.	15,924	192,406
TABCORP Holdings Ltd.	103,455	329,262
Tatts Group Ltd.	62,367	211,678

		733,346

Diversified Financials 0.1%
BGP Holdings plc (a)(b)	453,854	—
Macquarie Group Ltd.	12,102	486,737

		486,737

Energy 0.3%
Caltex Australia Ltd.	17,731	359,781
Origin Energy Ltd.	24,556	322,597
Santos Ltd.	18,003	224,896
Woodside Petroleum Ltd.	11,469	424,839
WorleyParsons Ltd.	4,401	116,047

		1,448,160

Food & Staples Retailing 0.6%
Metcash Ltd.	64,674	256,980
Wesfarmers Ltd.	37,058	1,454,278
Woolworths Ltd.	45,025	1,466,810

		3,178,068

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	12,534	180,896

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	10,022	142,813

Insurance 0.4%
AMP Ltd.	82,225	456,443
Insurance Australia Group Ltd.	69,483	363,550
QBE Insurance Group Ltd.	51,213	637,824
Suncorp Group Ltd.	69,899	774,695

		2,232,512

Materials 1.2%
Amcor Ltd.	42,758	374,561
Arrium Ltd.	242,355	242,111
BHP Billiton Ltd.	90,406	3,555,849
BlueScope Steel Ltd. *	151,155	534,306
Boral Ltd.	51,935	266,269
Incitec Pivot Ltd.	50,982	171,921
Newcrest Mining Ltd.	5,904	144,613
Orica Ltd.	10,880	290,939
Rio Tinto Ltd.	12,132	842,586
Sims Metal Management Ltd.	19,003	184,979

		6,608,134

Media 0.0%
Fairfax Media Ltd.	279,941	157,987

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	6,951	397,897

Real Estate 0.2%
Lend Lease Group	30,512	329,826
Mirvac Group	99,101	164,482
Stockland	72,409	260,365
Westfield Group	55,338	645,790

		1,400,463

Telecommunication Services 0.2%
Telstra Corp., Ltd.	205,534	986,563

Transportation 0.1%
Asciano Ltd.	33,238	167,667
Qantas Airways Ltd. *	163,020	260,591
Toll Holdings Ltd.	45,135	248,804

		677,062

Utilities 0.0%
AGL Energy Ltd.	11,709	188,280

		26,916,610

 1

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Austria 0.4%

Banks 0.2%
Erste Group Bank AG *	26,310	885,304

Capital Goods 0.0%
Wienerberger AG	16,144	165,103

Energy 0.1%
OMV AG	15,781	650,113

Materials 0.1%
Voestalpine AG	11,738	430,375

Real Estate 0.0%
Immofinanz AG *	32,200	141,064

Telecommunication Services 0.0%
Telekom Austria AG	32,195	238,375

		2,510,334

Belgium 0.9%

Banks 0.1%
Dexia S.A. (c)*	1,039,686	56,467
KBC GROEP N.V.	16,690	657,027

		713,494

Food & Staples Retailing 0.2%
Colruyt S.A.	3,441	166,820
Delhaize Group S.A.	20,148	955,169

		1,121,989

Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	13,042	1,147,547

Insurance 0.1%
Ageas	22,725	750,613

Materials 0.2%
Bekaert N.V.	6,019	180,981
Solvay S.A.	2,862	449,660
Umicore S.A.	6,129	318,887

		949,528

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	3,377	194,926

Telecommunication Services 0.1%
Belgacom S.A.	10,991	335,482
Mobistar S.A.	3,891	106,932

		442,414

		5,320,511

Canada 5.9%

Automobiles & Components 0.2%
Magna International, Inc.	19,018	993,993

Banks 1.1%
Bank of Montreal (c)	15,413	973,396
Bank of Nova Scotia	22,148	1,302,366
Canadian Imperial Bank of Commerce	8,877	740,492
National Bank of Canada	3,430	272,777
Royal Bank of Canada	31,144	1,939,708
The Toronto-Dominion Bank	15,759	1,315,989

		6,544,728

Capital Goods 0.1%
Bombardier, Inc., Class B	76,668	300,553
Finning International, Inc.	7,380	188,977
SNC-Lavalin Group, Inc.	3,800	169,731

		659,261

Consumer Services 0.0%
Tim Hortons, Inc.	2,300	115,323

Diversified Financials 0.1%
IGM Financial, Inc.	3,220	140,435
Onex Corp.	5,061	220,525

		360,960

Energy 1.8%
ARC Resources Ltd.	7,500	176,484
Cameco Corp.	8,400	181,071
Canadian Natural Resources Ltd.	29,500	890,856
Canadian Oil Sands Ltd.	23,900	502,969
Cenovus Energy, Inc.	22,409	743,896
Crescent Point Energy Corp.	3,000	116,042
Enbridge, Inc.	12,938	568,810
Encana Corp.	103,209	1,995,057
Enerplus Corp.	14,200	190,634
Husky Energy, Inc.	14,867	463,569
Imperial Oil Ltd.	11,123	488,457
Nexen, Inc.	21,926	586,511
Pengrowth Energy Corp.	32,500	148,260
Penn West Petroleum Ltd.	29,200	295,396
Precision Drilling Corp.	18,000	164,949
Suncor Energy, Inc.	35,845	1,218,313
Talisman Energy, Inc.	60,481	755,558
TransCanada Corp.	17,935	848,918

		10,335,750

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	7,137	348,192
Empire Co., Ltd, Class A	3,333	201,103
George Weston Ltd.	4,005	288,549
Loblaw Cos., Ltd.	8,064	323,886
Metro, Inc.	6,340	393,596
Shoppers Drug Mart Corp.	9,059	376,020

		1,931,346

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	3,700	183,998

Insurance 0.5%
Fairfax Financial Holdings Ltd.	762	273,507
Great-West Lifeco, Inc.	8,320	216,050
Intact Financial Corp.	3,223	212,174
Manulife Financial Corp.	71,548	1,032,977
Power Corp. of Canada	20,415	536,881
Power Financial Corp.	9,814	281,314
Sun Life Financial, Inc.	20,890	609,483

		3,162,386

Materials 0.5%
Agrium, Inc.	3,312	375,730
Barrick Gold Corp.	17,316	551,390
First Quantum Minerals Ltd.	8,300	167,348
Goldcorp, Inc.	6,610	232,814
Kinross Gold Corp.	15,953	130,836
Methanex Corp.	4,800	172,625

2

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Potash Corp. of Saskatchewan, Inc.	17,342	736,696
Sino-Forest Corp. (a)(b)*	20,000	—
Teck Resources Ltd., Class B	14,714	536,248

		2,903,687

Media 0.1%
Quebecor, Inc., Class B	3,492	147,186
Shaw Communications, Inc., Class B	7,377	172,628

		319,814

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	2,700	179,044

Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	16,955	625,740

Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	3,819	265,806
RONA, Inc.	17,000	206,407

		472,213

Software & Services 0.0%
CGI Group, Inc., Class A *	9,217	247,290

Technology Hardware & Equipment 0.2%
Celestica, Inc. *	21,312	166,453
Research In Motion Ltd. (c)*	64,206	831,704

		998,157

Telecommunication Services 0.4%
BCE, Inc.	16,953	753,146
Rogers Communications, Inc., Class B	17,104	794,837
Telus Corp.	2,378	160,671
Telus Corp. - Non Voting Shares	6,331	426,044

		2,134,698

Transportation 0.3%
Canadian National Railway Co.	11,323	1,086,776
Canadian Pacific Railway Ltd.	3,432	396,225

		1,483,001

Utilities 0.1%
Fortis, Inc.	5,200	180,598
TransAlta Corp.	12,669	203,740

		384,338

		34,035,727

China 0.0%

Food, Beverage & Tobacco 0.0%
Chaoda Modern Agriculture (Holdings) Ltd. (a)(b)*	171,320	884

Denmark 0.7%

Banks 0.1%
Danske Bank A/S *	31,195	597,765

Capital Goods 0.1%
FLSmidth & Co. A/S	1,820	112,767
Vestas Wind Systems A/S (c)*	28,905	175,255

		288,022

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	4,108	439,427

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	4,696	864,496

Telecommunication Services 0.0%
TDC A/S	31,072	238,143

Transportation 0.3%
AP Moller - Maersk A/S, Series A	54	408,332
AP Moller - Maersk A/S, Series B	117	933,337
DSV A/S	5,522	141,568

		1,483,237

		3,911,090

Finland 1.4%

Capital Goods 0.2%
Kone Oyj, B Shares	2,970	245,011
Metso Oyj	6,737	301,248
Wartsila Oyj Abp	6,062	288,089

		834,348

Energy 0.1%
Neste Oil Oyj	22,696	362,228

Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	13,690	447,980

Insurance 0.1%
Sampo Oyj, A Shares	16,807	603,345

Materials 0.2%
Outokumpu Oyj *	151,832	157,184
Rautaruukki Oyj	19,827	142,618
Stora Enso Oyj, R Shares	60,078	428,465
UPM-Kymmene Oyj	55,361	676,903

		1,405,170

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	6,377	177,974

Technology Hardware & Equipment 0.6%
Nokia Oyj (c)	932,337	3,659,426

Telecommunication Services 0.0%
Elisa Oyj	8,225	195,582

Utilities 0.1%
Fortum Oyj	21,669	405,461

		8,091,514

France 11.1%

Automobiles & Components 0.6%
Compagnie Generale des Etablissements Michelin	10,723	997,277
Peugeot S.A. *	110,748	863,169
Renault S.A.	18,958	1,142,681
Valeo S.A.	5,452	293,790

		3,296,917

 3

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 1.4%
BNP Paribas S.A.	63,320	3,972,973
Credit Agricole S.A. *	122,850	1,214,351
Societe Generale S.A. *	60,471	2,730,621

		7,917,945

Capital Goods 1.5%
Alstom S.A.	10,721	475,222
Bouygues S.A.	24,284	689,033
Compagnie de Saint-Gobain	51,034	2,100,004
Eiffage S.A.	8,069	362,134
Legrand S.A.	7,457	338,303
Nexans S.A.	3,691	191,162
Rexel S.A.	8,042	171,008
Safran S.A.	6,707	308,037
Schneider Electric S.A.	20,527	1,561,647
Thales S.A.	5,249	189,033
Vallourec S.A.	11,053	599,742
Vinci S.A.	31,763	1,616,852

		8,602,177

Consumer Durables & Apparel 0.2%
Christian Dior S.A.	1,872	326,900
LVMH Moet Hennessy Louis Vuitton S.A.	5,128	965,486

		1,292,386

Consumer Services 0.1%
Accor S.A.	13,391	522,718
Sodexo	3,208	285,965

		808,683

Diversified Financials 0.0%
Wendel S.A.	1,572	170,552

Energy 2.0%
Compagnie Generale de Geophysique - Veritas *	7,421	214,984
Technip S.A.	2,835	306,971
Total S.A.	200,601	10,871,034

		11,392,989

Food & Staples Retailing 0.5%
Carrefour S.A.	89,553	2,553,165
Casino Guichard Perrachon S.A.	4,535	444,110
Rallye S.A.	5,847	206,621

		3,203,896

Food, Beverage & Tobacco 0.3%
Danone S.A.	15,149	1,049,859
Pernod-Ricard S.A.	4,095	512,585

		1,562,444

Health Care Equipment & Services 0.1%
Essilor International S.A.	3,219	328,112

Household & Personal Products 0.1%
L’Oreal S.A.	5,021	745,586

Insurance 0.5%
AXA S.A.	141,896	2,627,198
CNP Assurances	11,404	188,534
SCOR SE	7,154	205,969

		3,021,701

Materials 0.4%
Air Liquide S.A.	8,648	1,104,111
Arkema S.A.	2,899	328,688
Lafarge S.A.	17,021	1,039,496

		2,472,295

Media 0.1%
Lagardere S.C.A.	13,699	495,166
Publicis Groupe S.A.	3,731	244,149

		739,315

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	46,352	4,518,680

Real Estate 0.1%
Unibail-Rodamco SE	1,595	376,694

Retailing 0.1%
PPR	3,178	683,479

Software & Services 0.1%
Cap Gemini S.A.	10,927	526,579

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	237,146	396,284

Telecommunication Services 1.2%
France Telecom S.A.	347,804	3,949,942
Vivendi S.A.	126,622	2,711,683

		6,661,625

Transportation 0.2%
Air France-KLM *	92,446	1,005,144

Utilities 0.7%
EDF S.A.	28,074	538,952
GDF Suez	107,475	2,204,712
Suez Environnement Co.	27,749	366,950
Veolia Environnement S.A.	80,237	1,027,309

		4,137,923

		63,861,406

Germany 8.7%

Automobiles & Components 1.1%
Bayerische Motoren Werke AG	16,329	1,644,632
Continental AG	3,342	392,219
Daimler AG - Reg’d	74,452	4,333,267
Volkswagen AG	1,277	294,995

		6,665,113

Banks 0.1%
Commerzbank AG *	179,183	392,336

Capital Goods 0.9%
Brenntag AG	1,408	200,461
GEA Group AG	6,248	226,386
Hochtief AG *	2,616	170,710
Kloeckner & Co., SE *	16,086	203,550
MAN SE	2,004	241,523
MTU Aero Engines Holding AG	1,549	147,710
Rheinmetall AG	2,786	148,305
Siemens AG - Reg’d	34,669	3,798,458

		5,137,103

Commercial & Professional Supplies 0.0%
Bilfinger SE	2,082	210,443

Consumer Durables & Apparel 0.1%
Adidas AG	6,645	617,106

4

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.1%
TUI AG *	26,964	292,598

Diversified Financials 0.5%
Deutsche Bank AG - Reg’d	43,830	2,266,861
Deutsche Boerse AG	6,483	426,888

		2,693,749

Food & Staples Retailing 0.1%
Metro AG	22,308	688,938

Health Care Equipment & Services 0.3%
Celesio AG	49,444	898,091
Fresenius Medical Care AG & Co KGaA	4,859	342,506
Fresenius SE & Co KGaA	3,910	475,546

		1,716,143

Household & Personal Products 0.1%
Beiersdorf AG	2,220	194,834
Henkel AG & Co. KGaA	3,219	238,783

		433,617

Insurance 1.1%
Allianz SE - Reg’d	28,085	4,018,601
Hannover Rueckversicherung AG - Reg’d	2,300	185,681
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	11,010	2,022,048

		6,226,330

Materials 1.5%
Aurubis AG	3,288	246,637
BASF SE	49,103	4,973,184
HeidelbergCement AG	8,472	534,059
K&S AG - Reg’d	6,110	275,434
Lanxess AG	3,138	265,066
Linde AG	4,513	822,599
Salzgitter AG	6,598	307,568
ThyssenKrupp AG	48,778	1,184,051

		8,608,598

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	29,245	2,885,976
Merck KGaA	1,588	220,783

		3,106,759

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	33,644	303,452

Software & Services 0.2%
SAP AG	12,654	1,037,720

Telecommunication Services 0.7%
Deutsche Telekom AG - Reg’d	326,173	4,007,099

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d	32,565	646,858
Deutsche Post AG - Reg’d	59,508	1,397,359

		2,044,217

Utilities 1.0%
E.ON SE AG	201,688	3,507,003
RWE AG	54,172	2,036,961

		5,543,964

		49,725,285

Greece 0.6%

Banks 0.1%
Alpha Bank A.E. *	163,969	283,627
National Bank of Greece S.A. *	238,305	376,416
Piraeus Bank S.A. *	452,760	172,396

		832,439

Consumer Services 0.1%
OPAP S.A.	57,977	501,945

Energy 0.1%
Motor Oil (Hellas) Corinth Refineries S.A.	45,588	526,105

Food, Beverage & Tobacco 0.1%
Coca Cola Hellenic Bottling Co., S.A. *	11,668	303,390

Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. (OTE) *	78,410	659,240

Utilities 0.1%
Public Power Corp. S.A. *	47,237	439,259

		3,262,378

Hong Kong 0.8%

Banks 0.1%
Hang Seng Bank Ltd.	20,000	327,505

Capital Goods 0.3%
Hutchison Whampoa Ltd.	76,000	849,458
Jardine Matheson Holdings Ltd.	5,200	337,210
Noble Group Ltd.	260,879	257,266

		1,443,934

Insurance 0.1%
AIA Group Ltd.	88,000	350,074

Real Estate 0.1%
Cheung Kong (Holdings) Ltd.	15,000	246,011
Swire Pacific Ltd., Class A	19,000	243,871
Wharf Holdings Ltd.	24,000	212,001

		701,883

Retailing 0.1%
Esprit Holdings Ltd. (c)	223,584	311,010
Li & Fung Ltd.	144,000	201,952

		512,962

Telecommunication Services 0.0%
PCCW Ltd.	334,000	147,676

Transportation 0.0%
Orient Overseas International Ltd.	19,500	136,618

Utilities 0.1%
CLP Holdings Ltd.	57,500	488,599
Hong Kong & China Gas Co., Ltd.	61,104	173,162
Power Assets Holdings Ltd.	23,000	199,288

		861,049

		4,481,701

 5

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Ireland 0.7%

Banks 0.1%
Bank of Ireland *	2,325,582	448,835
Irish Bank Resolution Corp., Ltd. (a)(b)*	9,106	—

		448,835

Capital Goods 0.0%
DCC plc	6,649	217,575

Commercial & Professional Supplies 0.1%
Experian plc	16,530	282,767

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	4,082	214,219

Materials 0.3%
CRH plc	58,841	1,269,344
Smurfit Kappa Group plc	21,374	296,130

		1,565,474

Media 0.1%
WPP plc	39,531	620,718

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Shire plc	5,176	173,149

Technology Hardware & Equipment 0.1%
Seagate Technology plc	20,200	686,396

		4,209,133

Israel 0.3%

Banks 0.1%
Bank Hapoalim B.M. *	39,402	166,117
Bank Leumi Le-Israel B.M. *	55,443	185,256

		351,373

Materials 0.0%
Israel Chemicals Ltd.	14,495	192,518

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	21,321	810,145

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	192,675	225,798

		1,579,834

Italy 4.4%

Automobiles & Components 0.2%
Fiat S.p.A. *	164,383	1,006,172

Banks 1.5%
Banca Monte dei Paschi di Siena S.p.A. (c)*	1,415,877	472,959
Banca Popolare dell’Emilia Romagna Scrl	33,092	292,309
Banca Popolare di Milano Scarl *	307,712	206,613
Banco Popolare Scarl *	257,310	536,101
Intesa Sanpaolo S.p.A.	1,284,938	2,619,153
Intesa Sanpaolo S.p.A. - RSP	82,866	140,639
UniCredit S.p.A. *	604,494	3,902,107
Unione di Banche Italiane S.C.P.A.	88,217	460,429

		8,630,310

Capital Goods 0.2%
Fiat Industrial S.p.A.	21,069	271,140
Finmeccanica S.p.A. *	91,882	603,812
Prysmian S.p.A.	9,920	212,004

		1,086,956

Diversified Financials 0.1%
Exor S.p.A.	3,431	101,409
Mediobanca S.p.A.	38,603	284,133

		385,542

Energy 0.9%
Eni S.p.A.	208,624	5,210,916
Saipem S.p.A.	5,625	159,720

		5,370,636

Insurance 0.2%
Assicurazioni Generali S.p.A.	67,335	1,289,032

Materials 0.0%
Italcementi S.p.A.	22,129	124,521
Italcementi S.p.A. - RSP	17,634	55,459

		179,980

Media 0.1%
Mediaset S.p.A.	162,626	427,245

Telecommunication Services 0.5%
Telecom Italia S.p.A.	1,785,254	1,771,495
Telecom Italia S.p.A. - RSP	1,039,581	888,135

		2,659,630

Transportation 0.1%
Atlantia S.p.A.	15,989	295,246

Utilities 0.6%
A2A S.p.A.	201,145	134,571
Enel S.p.A.	752,523	3,281,131
Snam S.p.A.	35,990	181,881
Terna - Rete Elettrica Nationale S.p.A.	41,198	173,459

		3,771,042

		25,101,791

Japan 18.4%

Automobiles & Components 2.7%
Aisin Seiki Co., Ltd.	13,500	442,213
Bridgestone Corp.	37,100	973,013
Daihatsu Motor Co., Ltd.	10,000	208,026
Denso Corp.	25,400	951,624
Fuji Heavy Industries Ltd.	31,000	419,267
Honda Motor Co., Ltd.	79,800	3,016,375
Isuzu Motors Ltd.	45,000	282,218
Mazda Motor Corp. *	280,000	757,433
NHK Spring Co., Ltd.	12,000	105,337
Nissan Motors Co., Ltd.	136,100	1,393,466
Stanley Electric Co., Ltd.	9,000	147,374
Suzuki Motor Corp.	23,200	608,762
Toyota Industries Corp.	10,900	361,958
Toyota Motor Corp.	121,800	5,817,710

6

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yamaha Motor Co., Ltd.	21,200	269,817

		15,754,593

Banks 1.0%
Mitsubishi UFJ Financial Group, Inc.	377,434	2,146,521
Mizuho Financial Group, Inc.	635,616	1,268,675
Resona Holdings, Inc.	68,858	306,649
Sumitomo Mitsui Financial Group, Inc.	47,110	1,892,120
The Bank of Yokohama Ltd.	32,000	152,843

		5,766,808

Capital Goods 2.4%
Asahi Glass Co., Ltd.	73,000	484,317
Daikin Industries Ltd.	12,000	458,509
Fanuc Corp.	2,400	374,521
Fujikura Ltd.	46,000	143,083
Furukawa Electric Co., Ltd. *	75,000	151,987
Hanwa Co., Ltd.	42,000	161,281
IHI Corp.	69,000	178,879
ITOCHU Corp.	57,600	651,427
JGC Corp.	6,000	170,093
JTEKT Corp.	18,300	195,475
Kajima Corp.	58,000	173,858
Kawasaki Heavy Industries Ltd.	85,000	263,336
Komatsu Ltd.	29,000	771,284
Kubota Corp.	35,000	399,771
LIXIL Group Corp.	14,500	336,956
Makita Corp.	4,700	228,897
Marubeni Corp.	80,000	587,627
Mitsubishi Corp.	66,800	1,409,292
Mitsubishi Electric Corp.	97,000	803,923
Mitsubishi Heavy Industries Ltd.	155,000	828,834
Mitsui & Co., Ltd.	76,500	1,156,200
Nagase & Co., Ltd.	12,000	130,988
NGK Insulators Ltd.	11,000	127,942
Nidec Corp.	2,600	148,619
Nippon Sheet Glass Co., Ltd. (c)	164,000	191,172
NSK Ltd.	21,000	148,828
Obayashi Corp.	41,000	210,226
Shimizu Corp.	59,000	191,103
SMC Corp.	1,300	225,008
Sojitz Corp.	308,800	463,489
Sumitomo Corp.	52,800	682,985
Sumitomo Electric Industries Ltd.	55,600	625,926
Sumitomo Heavy Industries Ltd.	41,000	180,926
Taisei Corp.	74,000	220,825
Toyota Tsusho Corp.	23,100	549,441

		14,027,028

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	67,000	541,657
Secom Co., Ltd.	7,700	384,072
Toppan Printing Co., Ltd.	61,000	378,614

		1,304,343

Consumer Durables & Apparel 1.0%
Casio Computer Co., Ltd.	19,500	168,219
Namco Bandai Holdings, Inc.	13,700	195,418
Nikon Corp.	10,000	285,930
Panasonic Corp.	287,250	1,890,826
Sega Sammy Holdings, Inc.	8,400	148,378
Sekisui Chemical Co., Ltd.	25,000	240,867
Sekisui House Ltd.	43,000	473,250
Sharp Corp. (c)	158,000	537,929
Shimano, Inc.	2,100	143,404
Sony Corp.	104,300	1,560,098
Yamaha Corp.	14,200	150,441

		5,794,760

Consumer Services 0.1%
Benesse Holdings, Inc.	2,600	113,347
Oriental Land Co., Ltd.	1,200	159,549

		272,896

Diversified Financials 0.2%
Credit Saison Co., Ltd.	8,000	169,288
Daiwa Securities Group, Inc.	42,000	244,289
Nomura Holdings, Inc.	68,200	390,396
ORIX Corp.	3,800	406,526

		1,210,499

Energy 0.5%
Cosmo Oil Co., Ltd.	108,000	242,798
Idemitsu Kosan Co., Ltd.	4,000	350,723
Inpex Corp.	96	555,819
JX Holdings, Inc.	247,200	1,458,436
Showa Shell Sekiyu K.K.	29,100	168,874
TonenGeneral Sekiyu K.K.	26,000	226,722

		3,003,372

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	57,600	653,321
Lawson, Inc.	1,800	130,440
Seven & I Holdings Co., Ltd.	50,200	1,524,986
Uny Co., Ltd.	16,700	123,802

		2,432,549

Food, Beverage & Tobacco 0.5%
Ajinomoto Co., Inc.	29,000	393,351
Asahi Group Holdings Ltd.	15,600	331,542
Japan Tobacco, Inc.	19,900	620,901
Kikkoman Corp.	10,000	149,540
Kirin Holdings Co., Ltd.	46,000	574,805
Meiji Holdings Co., Ltd.	6,000	265,311
Nippon Meat Packers, Inc.	16,000	216,533
Nisshin Seifun Group, Inc.	11,000	133,858
Toyo Suisan Kaisha Ltd.	5,000	138,626
Yamazaki Baking Co., Ltd.	10,000	111,882

		2,936,349

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	4,500	197,161
Medipal Holdings Corp.	18,400	233,134
Olympus Corp. *	10,000	222,048
Suzuken Co., Ltd.	7,800	238,740
Terumo Corp.	4,500	196,813

		1,087,896

Household & Personal Products 0.2%
Kao Corp.	22,100	633,957
Shiseido Co., Ltd.	15,500	214,600

		848,557

Insurance 0.3%
MS&AD Insurance Group Holdings, Inc.	15,690	328,637
NKSJ Holdings, Inc.	10,800	227,067

 7

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
T&D Holdings, Inc.	11,450	141,276
The Dai-ichi Life Insurance Co., Ltd.	229	328,169
Tokio Marine Holdings, Inc.	18,300	540,435

		1,565,584

Materials 1.8%
Nippon Steel & Sumitomo Metal Corp.	607,000	1,680,167
Asahi Kasei Corp.	87,000	502,114
DIC Corp.	75,000	148,489
Hitachi Chemical Co., Ltd.	7,200	101,389
JFE Holdings, Inc.	68,200	1,455,759
JSR Corp.	7,800	154,227
Kaneka Corp.	24,000	128,385
Kobe Steel Ltd. *	360,000	444,607
Kuraray Co., Ltd.	16,200	208,129
Mitsubishi Chemical Holdings Corp.	99,500	460,727
Mitsubishi Gas Chemical Co., Inc.	21,000	140,561
Mitsubishi Materials Corp.	71,000	227,336
Mitsui Chemicals, Inc.	117,000	277,469
Mitsui Mining & Smelting Co., Ltd.	50,000	127,250
Nippon Paper Group, Inc. (c)	16,443	233,004
Nitto Denko Corp.	7,300	412,858
Oji Holdings Corp.	76,000	245,767
Shin-Etsu Chemical Co., Ltd.	13,600	831,846
Showa Denko K.K.	104,000	158,946
Sumitomo Chemical Co., Ltd.	121,000	353,989
Sumitomo Metal Mining Co., Ltd.	29,000	451,031
Taiheiyo Cement Corp.	65,000	176,960
Teijin Ltd.	96,000	220,025
Toray Industries, Inc.	56,000	323,243
Tosoh Corp.	65,000	156,362
Toyo Seikan Kaisha Ltd.	21,200	270,514
Ube Industries Ltd.	77,000	160,296

		10,051,450

Media 0.1%
Dentsu, Inc.	13,601	380,318
Hakuhodo DY Holdings, Inc.	3,380	230,321

		610,639

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	17,000	865,392
Daiichi Sankyo Co., Ltd.	29,900	506,221
Eisai Co., Ltd.	7,400	323,537
Ono Pharmaceutical Co., Ltd.	2,700	142,250
Otsuka Holdings Co., Ltd.	12,000	387,094
Shionogi & Co., Ltd.	10,000	178,723
Takeda Pharmaceutical Co., Ltd.	29,700	1,526,185

		3,929,402

Real Estate 0.4%
Daito Trust Construction Co., Ltd.	3,300	325,140
Daiwa House Industry Co., Ltd.	25,000	459,406
Mitsubishi Estate Co., Ltd.	20,000	484,399
Mitsui Fudosan Co., Ltd.	20,000	457,182
Sumitomo Realty & Development Co., Ltd.	8,500	259,160

		1,985,287

Retailing 0.3%
Edion Corp. (c)	28,200	135,561
Fast Retailing Co., Ltd.	800	210,222
Isetan Mitsukoshi Holdings Ltd.	23,400	231,082
J. Front Retailing Co., Ltd.	39,000	213,928
Marui Group Co., Ltd.	18,300	148,766
Shimamura Co., Ltd.	1,500	147,290
Takashimaya Co., Ltd.	22,000	161,894
Yamada Denki Co., Ltd.	10,700	412,066

		1,660,809

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	7,800	259,318
Tokyo Electron Ltd.	7,400	318,212

		577,530

Software & Services 0.2%
Konami Corp.	4,700	99,743
Nintendo Co., Ltd.	8,630	840,802
NTT Data Corp.	82	250,332

		1,190,877

Technology Hardware & Equipment 2.1%
Brother Industries Ltd.	18,100	192,453
Canon, Inc.	57,800	2,104,800
FUJIFILM Holdings Corp.	46,800	933,174
Fujitsu Ltd.	231,000	935,382
Hitachi High-Technologies Corp.	5,400	107,243
Hitachi Ltd.	287,000	1,703,085
Hoya Corp.	18,000	347,554
Ibiden Co., Ltd.	10,400	148,228
Keyence Corp.	573	158,969
Konica Minolta Holdings, Inc.	45,400	362,609
Kyocera Corp.	7,300	661,234
Mitsumi Electric Co., Ltd. *	17,600	94,004
Murata Manufacturing Co., Ltd.	6,400	394,661
NEC Corp. *	451,000	1,100,325
Nippon Electric Glass Co., Ltd.	36,000	173,498
Omron Corp.	10,600	252,642
Ricoh Co., Ltd.	68,000	757,020
Seiko Epson Corp.	27,100	273,591
TDK Corp.	7,700	285,563
Toshiba Corp.	244,000	1,086,438

		12,072,473

Telecommunication Services 0.9%
KDDI Corp.	18,200	1,354,194
Nippon Telegraph & Telephone Corp.	47,104	1,972,783
NTT DoCoMo, Inc.	777	1,177,991
Softbank Corp.	25,500	908,608

		5,413,576

Transportation 1.0%
Central Japan Railway Co.	8,800	769,691
East Japan Railway Co.	16,418	1,108,334
Hankyu Hanshin Holdings, Inc.	44,000	240,101
Kawasaki Kisen Kaisha Ltd. *	146,000	277,188
Kintetsu Corp.	37,000	152,022
Mitsui O.S.K. Lines, Ltd.	173,000	570,817
Nagoya Railroad Co., Ltd.	44,000	119,722
Nippon Express Co., Ltd.	96,000	396,238
Nippon Yusen K.K.	226,000	541,577
Seino Holdings Co., Ltd.	21,000	143,065

8

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tobu Railway Co., Ltd.	26,000	139,621
Tokyu Corp.	48,000	261,005
West Japan Railway Co.	9,763	384,987
Yamato Holdings Co., Ltd.	24,000	403,375

		5,507,743

Utilities 1.1%
Chubu Electric Power Co., Inc.	60,200	760,426
Electric Power Development Co., Ltd.	8,400	193,124
Hokkaido Electric Power Co., Inc.	18,900	181,117
Hokuriku Electric Power Co.	14,800	163,170
Kyushu Electric Power Co., Inc.	54,700	526,491
Osaka Gas Co., Ltd.	104,000	390,113
Shikoku Electric Power Co., Inc.	13,400	164,386
The Chugoku Electric Power Co., Inc.	23,300	306,594
The Kansai Electric Power Co., Inc.	83,600	796,506
Tohoku Electric Power Co., Inc. *	63,400	516,167
Tokyo Electric Power Co., Inc. *	822,800	1,916,538
Tokyo Gas Co., Ltd.	114,000	537,577

		6,452,209

		105,457,229

Luxembourg 0.5%

Energy 0.1%
Tenaris S.A.	16,113	338,008

Materials 0.4%
APERAM	10,253	148,642
ArcelorMittal	130,650	2,241,883

		2,390,525

Media 0.0%
SES S.A.	8,609	263,471

Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	1,600	147,413

		3,139,417

Netherlands 6.4%

Capital Goods 0.4%
European Aeronautic Defence & Space Co., N.V.	10,566	495,347
Koninklijke BAM Groep N.V.	43,137	180,373
Koninklijke Philips Electronics N.V.	62,781	1,955,380

		2,631,100

Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	7,498	310,880

Diversified Financials 1.0%
ING Groep N.V. CVA *	538,245	5,443,971
SNS Reaal N.V. (c)*	124,822	142,675

		5,586,646

Energy 3.1%
Fugro N.V. CVA	2,966	179,517
Royal Dutch Shell plc, A Shares	280,303	9,913,572
Royal Dutch Shell plc, B Shares	203,989	7,414,367
SBM Offshore N.V. *	11,026	168,842

		17,676,298

Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	110,130	1,618,315

Food, Beverage & Tobacco 0.5%
CSM	8,905	206,153
Heineken Holding N.V.	4,566	269,782
Heineken N.V.	5,678	399,284
Nutreco N.V.	2,005	177,734
Unilever N.V. CVA	47,813	1,937,203

		2,990,156

Insurance 0.2%
Aegon N.V.	154,804	1,033,520
Delta Lloyd N.V.	11,220	221,001

		1,254,521

Materials 0.3%
Akzo Nobel N.V.	18,461	1,263,522
Koninklijke DSM N.V.	9,904	606,669

		1,870,191

Media 0.1%
Reed Elsevier N.V.	13,184	204,772
Wolters Kluwer N.V.	14,881	301,454

		506,226

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	4,144	310,863

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	168,273	945,988
VimpelCom Ltd. ADR	34,500	414,345

		1,360,333

Transportation 0.1%
PostNL N.V. *	183,301	480,387
TNT Express N.V.	14,186	109,002

		589,389

		36,704,918

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	36,454	291,226

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	208,060	423,699

		714,925

Norway 0.9%

Banks 0.1%
DnB A.S.A.	33,595	470,612

Capital Goods 0.1%
Orkla A.S.A.	49,382	435,576

Energy 0.4%
Aker Solutions A.S.A.	7,950	173,869
Seadrill Ltd.	5,200	205,564
Statoil A.S.A.	81,194	2,163,210

		2,542,643

 9

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.0%
Marine Harvest *	178,741	178,900

Materials 0.2%
Norsk Hydro A.S.A.	102,610	492,605
Yara International A.S.A.	6,434	343,114

		835,719

Telecommunication Services 0.1%
Telenor A.S.A.	30,176	664,793

		5,128,243

Portugal 0.3%

Banks 0.1%
Banco Comercial Portugues S.A. - Reg’d *	1,715,207	230,981
Banco Espirito Santo, S.A. - Reg’d *	126,004	178,702

		409,683

Energy 0.0%
Galp Energia, SGPS, S.A.	8,155	132,487

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	104,052	607,449

Utilities 0.1%
EDP - Energias de Portugal S.A.	173,536	558,788

		1,708,407

Singapore 0.6%

Banks 0.2%
DBS Group Holdings Ltd.	34,056	411,607
Oversea-Chinese Banking Corp., Ltd.	44,897	354,687
United Overseas Bank Ltd.	26,952	410,468

		1,176,762

Capital Goods 0.1%
Fraser & Neave Ltd.	22,000	169,474
Keppel Corp., Ltd.	30,300	281,537
SembCorp Industries Ltd.	30,000	132,880

		583,891

Food, Beverage & Tobacco 0.0%
Wilmar International Ltd.	67,166	207,135

Media 0.0%
Singapore Press Holdings Ltd.	47,000	155,716

Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	60,200	373,842
Venture Corp., Ltd.	20,000	137,202

		511,044

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	223,486	631,627

Transportation 0.1%
ComfortDelGro Corp., Ltd.	98,000	152,803
Singapore Airlines Ltd.	35,270	313,216

		466,019

		3,732,194

Spain 4.1%

Banks 1.9%
Banco Bilbao Vizcaya Argentaria S.A.	362,556	3,604,453
Banco de Sabadell S.A. *	126,498	339,387
Banco Popular Espanol S.A.	270,429	244,552
Banco Santander S.A.	789,483	6,608,424
Bankia S.A. (c)*	125,991	87,292
CaixaBank	40,979	162,218

		11,046,326

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	15,766	378,436
Ferrovial S.A.	15,782	253,432
Fomento de Construcciones y Contratas S.A. (c)	11,156	151,022

		782,890

Energy 0.4%
Repsol S.A.	94,286	2,102,700

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	25,522	188,408

Retailing 0.1%
Inditex S.A.	3,551	496,315

Telecommunication Services 1.0%
Telefonica S.A.	396,364	5,736,573

Transportation 0.1%
Abertis Infraestructuras S.A.	17,702	303,081

Utilities 0.5%
Acciona S.A.	3,538	284,646
Enagas S.A.	6,858	162,262
Endesa S.A.	10,660	253,804
Gas Natural SDG S.A.	20,132	402,183
Iberdrola S.A.	317,728	1,709,659
Red Electrica Corp. S.A.	3,132	174,400

		2,986,954

		23,643,247

Sweden 2.5%

Automobiles & Components 0.1%
Autoliv, Inc.	4,500	296,100

Banks 0.5%
Nordea Bank AB	86,596	955,095
Skandinaviska Enskilda Banken AB, A Shares	62,155	622,607
Svenska Handelsbanken AB, A Shares	18,168	742,346
Swedbank AB, A Shares	19,243	454,378

		2,774,426

Capital Goods 0.8%
Alfa Laval AB	8,818	188,322
Assa Abloy AB, B Shares	8,286	310,002
Atlas Copco AB, A Shares	24,787	706,117
Atlas Copco AB, B Shares	11,710	298,632
NCC AB, B Shares	8,159	190,212
Sandvik AB	43,212	693,257

10

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Scania AB, B Shares	11,811	242,354
Skanska AB, B Shares	27,616	469,673
SKF AB, B Shares	16,985	421,195
Trelleborg AB, B Shares	11,811	151,561
Volvo AB, A Shares	19,565	289,802
Volvo AB, B Shares	53,958	798,601

		4,759,728

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	26,224	245,053

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	16,781	443,207
Husqvarna AB, B Shares	29,948	193,622

		636,829

Food, Beverage & Tobacco 0.0%
Swedish Match AB	5,332	200,101

Household & Personal Products 0.2%
Svenska Cellulosa AB, B Shares	36,617	887,748

Materials 0.1%
Boliden AB	17,460	322,714
SSAB AB, A Shares	24,619	203,421
SSAB AB, B Shares	8,242	58,905

		585,040

Retailing 0.2%
Hennes & Mauritz AB, B Shares	22,903	842,723

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, A Shares	4,773	54,278
Telefonaktiebolaget LM Ericsson, B Shares	144,588	1,681,739

		1,736,017

Telecommunication Services 0.2%
Tele2 AB, B Shares	24,111	432,454
TeliaSonera AB	103,864	749,182

		1,181,636

		14,145,401

Switzerland 5.7%

Capital Goods 0.5%
ABB Ltd. - Reg’d *	60,280	1,292,205
Foster Wheeler AG *	6,400	167,104
Geberit AG - Reg’d *	848	198,370
Schindler Holding AG	992	147,148
Schindler Holding AG - Reg’d	386	55,847
Wolseley plc *	17,559	819,349

		2,680,023

Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg’d *	10,138	581,346
SGS S.A. - Reg’d	107	254,547

		835,893

Consumer Durables & Apparel 0.2%
Compagnie Financiere Richemont S.A., Series A	7,777	638,830
The Swatch Group AG - Bearer Shares	514	281,548
The Swatch Group AG - Reg’d	832	78,224

		998,602

Diversified Financials 0.4%
Credit Suisse Group AG - Reg’d	57,047	1,684,758
GAM Holding AG *	11,640	191,845
UBS AG - Reg’d *	35,095	609,517

		2,486,120

Energy 0.3%
Noble Corp.	10,200	413,100
Transocean Ltd.	18,945	1,074,461
Weatherford International Ltd. *	34,800	464,580

		1,952,141

Food, Beverage & Tobacco 1.1%
Nestle S.A. - Reg’d	89,428	6,279,408

Insurance 0.6%
Baloise Holding AG - Reg’d	2,317	209,676
Swiss Life Holding AG - Reg’d *	2,191	329,664
Swiss Re AG *	11,607	862,956
Zurich Insurance Group AG *	7,150	2,056,101

		3,458,397

Materials 0.7%
Clariant AG - Reg’d *	14,373	196,163
Givaudan S.A. - Reg’d	166	184,331
Glencore International plc	81,448	508,429
Holcim Ltd. - Reg’d *	12,112	942,788
Sika AG	72	181,256
Syngenta AG - Reg’d	1,631	701,392
Xstrata plc	71,173	1,332,915

		4,047,274

Media 0.0%
Informa plc	21,190	160,905

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Lonza Group AG - Reg’d	3,119	183,536
Novartis AG - Reg’d	63,093	4,288,835
Roche Holding AG	14,882	3,289,502
Roche Holding AG - Bearer Shares	577	130,186

		7,892,059

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	76,109	659,861

Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	17,500	680,400

Telecommunication Services 0.1%
Swisscom AG - Reg’d	914	405,401

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	1,601	187,936

		32,724,420

United Kingdom 17.4%

Automobiles & Components 0.0%
GKN plc	64,860	247,643

Banks 2.9%
Barclays plc	835,970	4,013,542
HSBC Holdings plc	804,056	9,143,532

 11

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lloyds Banking Group plc *	2,221,705	1,818,497
Royal Bank of Scotland Group plc *	144,771	787,176
Standard Chartered plc	40,968	1,089,279

		16,852,026

Capital Goods 0.6%
BAE Systems plc	193,895	1,043,548
Balfour Beatty plc	43,515	182,971
Bunzl plc	12,735	228,830
Carillion plc	28,212	136,413
Cobham plc	36,458	122,387
IMI plc	10,546	195,527
Meggitt plc	18,091	124,752
Rolls-Royce Holdings plc *	45,084	676,843
SIG plc	87,238	182,636
Smiths Group plc	14,714	286,289
Travis Perkins plc	12,852	246,346
Vesuvius plc	13,032	74,788

		3,501,330

Commercial & Professional Supplies 0.2%
Aggreko plc	3,195	80,808
Capita plc	16,555	206,408
G4S plc	69,361	305,317
Hays plc	131,573	185,594
Rentokil Initial plc	98,811	139,821
Serco Group plc	15,895	139,750

		1,057,698

Consumer Durables & Apparel 0.2%
Barratt Developments plc *	91,414	315,379
Burberry Group plc	7,401	158,995
Persimmon plc *	20,764	277,565
Taylor Wimpey plc	169,130	190,807

		942,746

Consumer Services 0.6%
Carnival plc	11,024	446,860
Compass Group plc	67,949	822,558
Enterprise Inns plc *	180,108	258,126
InterContinental Hotels Group plc	7,063	207,301
Thomas Cook Group plc *	833,788	891,139
TUI Travel plc	72,537	334,138
Whitbread plc	7,908	322,300
William Hill plc	29,478	179,830

		3,462,252

Diversified Financials 0.1%
ICAP plc	23,061	119,258
Man Group plc	290,003	407,002

		526,260

Energy 2.9%
AMEC plc	10,702	183,378
BG Group plc	94,482	1,676,952
BP plc	1,964,721	14,543,875
Ensco plc, Class A	3,800	241,566
John Wood Group plc	14,017	178,769

		16,824,540

Food & Staples Retailing 0.8%
J. Sainsbury plc	157,362	824,471
Tesco plc	555,154	3,137,522
WM Morrison Supermarkets plc	211,379	840,755

		4,802,748

Food, Beverage & Tobacco 1.4%
Associated British Foods plc	14,347	397,849
British American Tobacco plc	46,578	2,420,733
Diageo plc	55,016	1,637,724
Imperial Tobacco Group plc	24,534	912,277
SABMiller plc	17,004	849,052
Tate & Lyle plc	20,310	261,722
Unilever plc	36,073	1,469,378

		7,948,735

Health Care Equipment & Services 0.1%
Smith & Nephew plc	27,504	317,150

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	14,215	947,032

Insurance 0.8%
Amlin plc	26,398	160,565
Aviva plc	239,660	1,396,347
Legal & General Group plc	183,780	443,812
Old Mutual plc	206,500	613,040
Prudential plc	48,620	738,047
Resolution Ltd.	90,824	377,260
RSA Insurance Group plc	208,473	435,661
Standard Life plc	71,679	393,086
Willis Group Holdings plc	4,700	167,837

		4,725,655

Materials 1.4%
Anglo American plc	90,858	2,717,689
Antofagasta plc	8,668	157,174
BHP Billiton plc	54,287	1,861,604
Johnson Matthey plc	11,078	397,564
Kazakhmys plc	11,647	134,810
Mondi plc	24,968	295,817
Rexam plc	41,270	306,783
Rio Tinto plc	40,330	2,278,413
Vedanta Resources plc	9,584	183,022

		8,332,876

Media 0.3%
British Sky Broadcasting Group plc	26,803	346,716
ITV plc	118,916	216,139
Pearson plc	28,388	537,214
Reed Elsevier plc	21,103	229,685
UBM plc	16,913	201,461

		1,531,215

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
AstraZeneca plc	78,733	3,804,357
GlaxoSmithKline plc	227,726	5,208,989

		9,013,346

Real Estate 0.1%
British Land Co., plc	23,796	211,986
Land Securities Group plc	26,617	339,009

		550,995

Retailing 0.5%
Dixons Retail plc *	793,660	346,234
Home Retail Group plc (c)	314,541	598,366
Inchcape plc	43,884	329,295

12

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kingfisher plc	148,752	635,671
Marks & Spencer Group plc	130,813	786,986
Next plc	7,321	470,953

		3,167,505

Software & Services 0.0%
The Sage Group plc	35,937	184,020

Telecommunication Services 1.7%
BT Group plc	536,797	2,117,524
Cable & Wireless Communications plc	491,392	318,240
Vodafone Group plc	2,644,854	7,218,226

		9,653,990

Transportation 0.1%
FirstGroup plc	71,640	220,425
National Express Group plc	44,758	147,352

		367,777

Utilities 0.9%
Centrica plc	243,943	1,354,599
Drax Group plc	32,406	304,535
National Grid plc	149,082	1,632,394
Pennon Group plc	11,943	128,078
Severn Trent plc	10,144	260,919
SSE plc	45,549	1,025,218
United Utilities Group plc	38,677	448,824

		5,154,567

		100,112,106

Total Common Stock
(Cost $501,515,694)		560,218,705

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.4%
Bayerische Motoren Werke AG	2,734	186,941
Volkswagen AG	7,022	1,738,477

		1,925,418

Capital Goods 0.0%
MAN SE	427	49,095

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	4,632	408,956

Utilities 0.0%
RWE AG	4,508	158,864

		2,542,333

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	1,901	48,882

Sweden 0.0%

Banks 0.0%
Swedbank AB	2,259	53,344

United Kingdom 0.0%

Materials 0.0%
Rexam plc, B Shares (a)*	45,855	32,727

Total Preferred Stock
(Cost $1,530,072)		2,677,286

Other Investment Company 0.2% of net assets

United States 0.2%
iShares MSCI EAFE Index Fund	20,000	1,179,600

Total Other Investment Company
(Cost $935,189)		1,179,600

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 1.8% of net assets

Time Deposits 1.7%
Brown Brothers Harriman
Canadian Dollar
0.20%, 02/01/13	12,989	13,022
Hong Kong Dollar
0.01%, 02/01/13	5,449	702
Japanese Yen
0.01%, 02/01/13	122,791	1,343
Pound Sterling
0.06%, 02/01/13	336	533
Citibank
US Dollar
0.03%, 02/01/13	9,293,831	9,293,831

		9,309,431

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.03%, 03/14/13 (d)(e)	350,000	349,989
0.04%, 03/14/13 (d)(e)	138,000	137,995
0.05%, 03/14/13 (d)(e)	100,000	99,994
0.06%, 03/14/13 (d)(e)	100,000	99,993

		687,971

Total Short-Term Investments
(Cost $9,997,402)		9,997,402

End of Investments.

 13

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.5% of net assets

Wells Fargo Advantage Government Money Market Fund	8,649,016	8,649,016

Total Collateral Invested for Securities on Loan
(Cost $8,649,016)		8,649,016

End of Collateral Invested for Securities on Loan.

At 01/31/13, the tax basis cost of the fund’s investments was $536,413,846 and the unrealized appreciation and depreciation were $68,801,451 and ($31,142,304), respectively, with a net unrealized appreciation of $37,659,147.

At 01/31/13, the values of certain foreign securities held by the fund aggregating $520,132,598 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $884 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.
(d)	The rate shown is the purchase yield.
(e)	All or a portion of this security is held as collateral for open futures contracts.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
Reg’d —	Registered
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
MSCI EAFE, e-mini, Long, expires 03/15/13	120	10,088,400	286,201

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit

14

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures and forward foreign currency exchange contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s forward exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 15

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$234,247,639	$—	$234,247,639
Austria[1]	—	2,271,959	—	2,271,959
Telecommunication Services	238,375	—	—	238,375
Belgium[1]	—	3,042,614	—	3,042,614
Banks	56,467	657,027	—	713,494
Food & Staples Retailing	1,121,989	—	—	1,121,989
Telecommunication Services	442,414	—	—	442,414
Canada[1]	34,035,727	—	—	34,035,727
China[1]	—	—	884	884
France[1]	—	62,298,962	—	62,298,962
Food, Beverage & Tobacco	1,049,859	512,585	—	1,562,444
Greece[1]	—	2,958,988	—	2,958,988
Food, Beverage & Tobacco	303,390	—	—	303,390
Ireland[1]	—	3,090,943	—	3,090,943
Capital Goods	217,575	—	—	217,575
Food, Beverage & Tobacco	214,219	—	—	214,219
Technology Hardware & Equipment	686,396	—	—	686,396
Netherlands[1]	—	34,755,196	—	34,755,196
Telecommunication Services	414,345	945,988	—	1,360,333
Transportation	109,002	480,387	—	589,389
Portugal[1]	—	1,575,920	—	1,575,920
Energy	132,487	—	—	132,487
Singapore[1]	—	3,221,150	—	3,221,150
Technology Hardware & Equipment	373,842	137,202	—	511,044
Spain[1]	—	20,656,293	—	20,656,293
Utilities	428,204	2,558,750	—	2,986,954
Sweden[1]	—	11,913,183	—	11,913,183
Automobiles & Components	296,100	—	—	296,100
Food, Beverage & Tobacco	200,101	—	—	200,101
Technology Hardware & Equipment	54,278	1,681,739	—	1,736,017
Switzerland[1]	—	27,411,856	—	27,411,856
Capital Goods	167,104	2,512,919	—	2,680,023
Energy	877,680	1,074,461	—	1,952,141
Technology Hardware & Equipment	680,400	—	—	680,400
United Kingdom[1]	—	78,194,134	—	78,194,134
Energy	241,566	16,582,974	—	16,824,540
Insurance	167,837	4,557,818	—	4,725,655
Transportation	220,425	147,352	—	367,777
Preferred Stock[1]	—	2,644,559	—	2,644,559
United Kingdom[1]	—	—	32,727	32,727
Other Investment Company[1]	1,179,600	—	—	1,179,600

16

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Short-Term Investments[1]	$—	$9,997,402	$—	$9,997,402

Total	$43,909,382	$530,130,000	$33,611	$574,072,993

Other Financial Instruments
Collateral Invested for Securities on Loan	$8,649,016	$—	$—	$8,649,016
Futures Contract[2]	286,201	—	—	286,201

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
China	$6,079	$—	($5,195)	$—	$—	$—	$—	$884
United Kingdom	—	(214,077)	214,077	—	—	—	—	—
Preferred Stock
United Kingdom	5,378	49	41	32,623	(5,364)	—	—	32,727
Rights		—
Hong Kong	30,003	43,202	(30,003)	—	(43,202)	—	—	—

Total	$41,460	($170,826)	$178,920	$32,623	($48,566)	$—	$—	$33,611

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $644,463 and $3,001,570 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2013. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

On January 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46848JAN13

 17

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

95.7%		Common Stock	89,043,895	100,115,396
0.5%		Preferred Stock	325,452	486,842
0.0%		Warrants	—	—
1.3%		Other Investment Companies	1,219,928	1,320,320
2.1%		Short-Term Investments	2,222,645	2,222,645

99.6%		Total Investments	92,811,920	104,145,203
2.1%		Collateral Invested for Securities on Loan	2,246,094	2,246,094
(1	.7)%	Other Assets and Liabilities, Net		(1,812,439)

100.0%		Total Net Assets		104,578,858

	Number	Value
Security	of Shares	($)

Common Stock 95.7% of net assets

Australia 4.7%

Banks 0.2%
Bank of Queensland Ltd.	7,774	66,783
Bendigo & Adelaide Bank Ltd.	10,668	102,621

		169,404

Capital Goods 0.4%
Boart Longyear Ltd.	44,114	94,738
Bradken Ltd.	7,184	46,875
Emeco Holdings Ltd.	59,039	37,913
GWA Group Ltd.	21,688	56,948
Macmahon Holdings Ltd.	91,364	25,809
Monadelphous Group Ltd.	1,802	50,091
UGL Ltd.	11,376	131,984

		444,358

Commercial & Professional Supplies 0.2%
ALS Ltd.	6,382	75,031
Seek Ltd.	3,327	29,133
Skilled Group Ltd.	10,357	30,035
Transfield Services Ltd.	37,950	70,679
Transpacific Industries Group Ltd. *	61,519	50,724

		255,602

Consumer Durables & Apparel 0.1%
Billabong International Ltd.	55,304	54,185
G.U.D. Holdings Ltd.	4,437	38,618

		92,803

Consumer Services 0.2%
Aristocrat Leisure Ltd.	24,735	95,675
Echo Entertainment Group Ltd.	10,019	37,531
Flight Centre Ltd. (a)	1,463	46,386

		179,592

Diversified Financials 0.3%
ASX Ltd.	3,000	109,596
Challenger Ltd.	15,075	60,563
Perpetual Ltd.	2,356	95,504

		265,663

Energy 0.1%
AWE Ltd. *	29,852	39,743
Beach Energy Ltd.	36,979	55,089

		94,832

Food, Beverage & Tobacco 0.3%
Goodman Fielder Ltd. *	233,610	162,332
GrainCorp Ltd., Class A	5,707	71,889
Treasury Wine Estates Ltd.	7,435	36,900

		271,121

Health Care Equipment & Services 0.5%
Ansell Ltd.	6,100	109,166
Cochlear Ltd.	935	78,691
Primary Health Care Ltd.	19,749	92,802
Ramsay Health Care Ltd.	2,674	82,373
Sigma Pharmaceuticals Ltd.	189,404	131,682

		494,714

Insurance 0.0%
NIB Holdings Ltd.	17,967	41,026

Materials 0.3%
Adelaide Brighton Ltd.	21,100	74,599
Aquarius Platinum Ltd. *	68,697	67,638
Gunns Ltd. (b)(c)*	124,356	—
Iluka Resources Ltd.	5,101	51,706
Kagara Ltd. (b)(c)*	83,968	—
Nufarm Ltd.	13,061	75,949
OZ Minerals Ltd.	13,403	97,200

		367,092

Media 0.1%
APN News & Media Ltd.	156,657	47,406
Seven West Media Ltd.	19,229	42,153
Southern Cross Media Group Ltd.	22,497	27,865
Ten Network Holdings Ltd. *	92,153	32,385

		149,809

Real Estate 0.6%
Australand Property Group	12,210	43,955
CFS Retail Property Trust Group	45,777	95,543
Commonwealth Property Office Fund	51,040	59,136
Dexus Property Group	140,740	153,420
Goodman Group	20,040	94,000
GPT Group	40,378	159,734

 1

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Investa Office Fund	14,245	45,074

		650,862

Retailing 0.5%
David Jones Ltd.	51,494	134,560
Harvey Norman Holdings Ltd.	34,822	71,307
JB Hi-Fi Ltd. (a)	5,884	60,851
Myer Holdings Ltd	43,337	112,766
Pacific Brands Ltd.	161,370	117,898
Premier Investments Ltd.	8,112	63,021

		560,403

Software & Services 0.2%
Computershare Ltd.	14,911	163,069

Transportation 0.4%
Aurizon Holdings Ltd.	18,289	75,787
Sydney Airport	46,908	155,364
Transurban Group	18,292	116,420
Virgin Australia Holdings Ltd. *	98,519	44,222
Virgin Australia International Holdings (b)(c)	176,214	—

		391,793

Utilities 0.3%
APA Group	15,656	94,207
DUET Group	55,891	128,208
SP AusNet	68,200	81,871

		304,286

		4,896,429

Austria 0.9%

Banks 0.2%
Raiffeisen Bank International AG	3,561	159,930

Capital Goods 0.3%
Andritz AG	2,558	168,288
Semperit AG Holding	688	29,893
Strabag SE - BR	2,862	77,662
Zumtobel AG	3,788	54,596

		330,439

Insurance 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,962	103,661

Materials 0.1%
Lenzing AG	280	28,577
RHI AG	1,313	48,089

		76,666

Transportation 0.2%
Flughafen Wien AG	1,033	63,652
Oesterreichische Post AG	2,897	126,765

		190,417

Utilities 0.0%
Verbund AG	1,916	40,829

		901,942

Belgium 1.2%

Capital Goods 0.1%
Compagnie d’Enterprises CFE	784	48,446

Diversified Financials 0.2%
Ackermans & van Haaren N.V.	536	49,744
Gimv N.V.	972	53,979
Groupe Bruxelles Lambert S.A.	1,218	101,656
Sofina S.A.	498	48,158

		253,537

Energy 0.0%
Euronav S.A. *	5,166	31,004

Health Care Equipment & Services 0.2%
Agfa Gevaert N.V. *	78,832	159,604

Materials 0.2%
Nyrstar *	17,004	98,661
Tessenderlo Chemie N.V.	3,750	130,555

		229,216

Real Estate 0.1%
Befimmo S.C.A.	328	22,931
Cofinimmo	455	54,990

		77,921

Retailing 0.1%
S.A. D’Ieteren N.V.	3,240	143,372

Technology Hardware & Equipment 0.1%
Barco N.V.	940	74,701
EVS Broadcast Equipment S.A.	676	40,325

		115,026

Telecommunication Services 0.1%
Telenet Group Holding N.V.	1,579	74,717

Utilities 0.1%
Elia System Operator S.A./N.V.	1,854	86,585

		1,219,428

Canada 8.0%

Automobiles & Components 0.1%
Linamar Corp.	3,833	98,381
Martinrea International, Inc. *	6,078	55,027

		153,408

Banks 0.2%
Canadian Western Bank	1,221	37,754
Genworth MI Canada, Inc.	3,000	72,518
Home Capital Group, Inc.	700	42,552
Laurentian Bank of Canada	963	42,579

		195,403

Capital Goods 0.7%
Aecon Group, Inc.	3,300	39,306
ATS Automation Tooling Systems, Inc. *	3,700	35,798
Bird Construction, Inc.	1,500	20,995
CAE, Inc.	8,999	97,172
Russel Metals, Inc.	5,303	148,977
Superior Plus Corp.	15,800	172,035
Toromont Industries Ltd.	4,916	109,420
Wajax Corp.	1,400	62,547

		686,250

Commercial & Professional Supplies 0.4%
Newalta Corp.	3,200	51,494
Progressive Waste Solutions Ltd.	4,900	108,867

2

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ritchie Bros. Auctioneers, Inc.	2,400	52,360
Stantec, Inc.	1,500	61,450
Transcontinental, Inc., Class A	10,237	119,161

		393,332

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	3,010	120,050
Gildan Activewear, Inc.	2,902	106,810

		226,860

Consumer Services 0.0%
EnerCare, Inc.	3,700	32,348

Diversified Financials 0.5%
AGF Management Ltd., Class B	7,272	81,950
Canaccord Financial, Inc.	3,700	27,489
CI Financial Corp.	6,700	179,491
Davis & Henderson Corp.	3,400	74,143
Dundee Corp., Class A *	1,687	58,133
GMP Capital, Inc.	7,500	51,584

		472,790

Energy 2.0%
Advantage Oil & Gas Ltd. *	27,000	77,963
AltaGas Ltd.	3,400	120,367
Baytex Energy Corp.	3,200	147,135
Bellatrix Exploration Ltd. *	8,000	40,345
Bonavista Energy Corp.	8,900	120,285
Ensign Energy Services, Inc.	7,992	136,539
Freehold Royalties Ltd.	1,300	30,108
Gibson Energy, Inc.	3,000	75,556
Keyera Corp.	2,400	124,885
Mullen Group Ltd.	4,900	112,846
Nuvista Energy Ltd. *	4,800	25,169
Pacific Rubiales Energy Corp.	2,200	51,327
Parkland Fuel Corp.	4,100	81,515
Pembina Pipeline Corp.	7,500	217,616
PetroBakken Energy Ltd.	7,347	64,821
Petrobank Energy & Resources Ltd. *	3,300	2,845
Peyto Exploration & Development Corp.	3,300	76,164
Savanna Energy Services Corp.	2,800	20,549
ShawCor Ltd., Class A	2,222	89,334
Trican Well Service Ltd.	5,441	74,463
Trilogy Energy Corp.	1,200	34,097
Trinidad Drilling Ltd.	11,151	80,497
Veresen, Inc. (a)	7,800	100,413
Vermilion Energy, Inc.	2,600	133,363
Zargon Oil & Gas Ltd.	2,600	20,594

		2,058,796

Food & Staples Retailing 0.2%
Liquor Stores N.A. Ltd.	1,200	22,919
The Jean Coutu Group (PJC), Inc., Class A	7,400	112,625
The North West Co., Inc.	3,300	76,561

		212,105

Food, Beverage & Tobacco 0.2%
Cott Corp.	8,200	74,403
Maple Leaf Foods, Inc.	8,314	106,947

		181,350

Health Care Equipment & Services 0.0%
CML Healthcare, Inc. (a)	7,362	51,816

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	3,300	115,305

Materials 1.4%
Agnico-Eagle Mines Ltd.	1,800	82,348
Canfor Corp. *	4,698	86,574
CCL Industries, Inc., Class B	1,419	75,873
Centerra Gold, Inc.	3,780	34,336
Chemtrade Logistics Income Fund	2,700	45,235
Eldorado Gold Corp.	2,300	25,712
Harry Winston Diamond Corp. *	3,645	53,794
HudBay Minerals, Inc.	9,496	110,441
IAMGOLD Corp.	7,065	58,013
Inmet Mining Corp.	1,896	136,868
Lundin Mining Corp. *	21,009	108,057
Major Drilling Group International, Inc.	3,000	29,807
PAN American Silver Corp.	2,100	36,677
Sherritt International Corp.	24,400	143,846
Silver Wheaton Corp.	674	23,456
Thompson Creek Metals Co., Inc. (a)*	13,717	55,699
West Fraser Timber Co., Ltd.	2,523	202,543
Yamana Gold, Inc.	7,000	114,397

		1,423,676

Media 0.4%
Aimia, Inc.	7,400	118,931
Astral Media, Inc., Class A	1,552	72,947
Cineplex, Inc.	2,100	67,375
Cogeco Cable, Inc.	1,053	45,091
Corus Entertainment, Inc., Class B	3,683	92,094
Torstar Corp, Class B	8,706	69,044

		465,482

Real Estate 0.4%
Boardwalk Real Estate Investment Trust	470	30,936
Brookfield Office Properties, Inc.	6,500	107,073
Calloway Real Estate Investment Trust	1,070	31,744
Canadian Real Estate Investment Trust	732	32,945
Granite Real Estate Investment Trust	1,300	51,097
H&R REIT	2,200	52,166
RioCan REIT	2,600	70,070

		376,031

Retailing 0.1%
Dollarama, Inc.	1,000	60,838
Reitmans (Canada) Ltd., Class A	5,925	74,790

		135,628

Software & Services 0.1%
MacDonald, Dettwiler & Associates Ltd.	1,232	77,473
Open Text Corp. *	1,023	59,673

		137,146

 3

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	3,200	106,485

Transportation 0.1%
TransForce, Inc.	4,900	108,818
Westshore Terminals Investment Corp.	1,400	40,116

		148,934

Utilities 0.8%
Algonquin Power & Utilities Corp.	5,100	37,480
Atco Ltd., Class I	2,100	176,228
Canadian Utilities Ltd., Class A	1,700	129,963
Capital Power Corp.	3,100	72,108
Emera, Inc.	4,200	149,657
Just Energy Group, Inc.	6,700	66,436
Northland Power, Inc.	2,200	43,122
Valener, Inc.	9,000	145,188

		820,182

		8,393,327

Denmark 1.4%

Banks 0.2%
Jyske Bank A/S - Reg’d *	4,198	136,488
Sydbank A/S *	5,196	102,413

		238,901

Capital Goods 0.2%
NKT Holding A/S	2,419	85,534
Rockwool International A/S, B Shares	693	83,045

		168,579

Consumer Durables & Apparel 0.0%
Pandora A/S	2,007	49,594

Food, Beverage & Tobacco 0.1%
East Asiatic Co., Ltd. A/S	4,449	87,983
Royal UNIBREW A/S	288	26,736

		114,719

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	1,990	105,028
GN Store Nord A/S	4,794	78,003
William Demant Holding A/S *	427	37,422

		220,453

Insurance 0.2%
Topdanmark A/S *	502	110,096
Tryg A/S	1,352	106,247

		216,343

Materials 0.2%
Christian Hansen Holding A/S	663	23,451
Novozymes A/S, B Shares	4,483	146,915

		170,366

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S	4,199	66,408

Software & Services 0.1%
SimCorp A/S	254	60,788

Transportation 0.1%
D/S Norden A/S	4,901	150,478

		1,456,629

Finland 2.0%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	3,588	154,280

Capital Goods 0.7%
Cargotec Oyj, B Shares	3,068	86,423
Cramo Oyj	2,875	39,703
Konecranes Oyj	3,360	113,013
Outotec Oyj	2,302	144,796
Ramirent Oyj	5,264	51,120
Uponor Oyj	7,352	102,939
YIT Oyj	8,057	177,462

		715,456

Commercial & Professional Supplies 0.1%
Lassila & Tikanoja Oyj	3,153	52,530

Consumer Durables & Apparel 0.1%
Amer Sports Oyj	8,025	127,834

Diversified Financials 0.1%
Pohjola Bank plc, A Shares	7,230	123,681

Health Care Equipment & Services 0.0%
Oriola-KD Oyj, B Shares	12,867	41,930

Materials 0.4%
Huhtamaki Oyj	9,248	167,842
Kemira Oyj	8,917	141,267
Metsa Board Oyj, B Shares *	30,259	100,674
Tikkurila Oyj	1,296	27,717

		437,500

Media 0.2%
Sanoma Oyj (a)	15,640	158,222

Real Estate 0.0%
Sponda Oyj	8,033	38,878

Retailing 0.1%
Stockmann Oyj Abp, B Shares	3,192	62,739

Software & Services 0.2%
Tieto Oyj	6,975	155,120

		2,068,170

France 5.2%

Automobiles & Components 0.1%
Faurecia	4,679	82,452
Plastic Omnium S.A.	1,620	63,361

		145,813

Banks 0.1%
Natixis	33,728	133,644

Capital Goods 0.3%
Areva S.A. *	4,122	82,597
Mersen	1,737	50,864
Saft Groupe S.A.	1,872	50,564
Zodiac Aerospace	1,318	144,295

		328,320

Commercial & Professional Supplies 0.6%
Bureau Veritas S.A.	1,041	124,600
Derichebourg S.A.	11,721	56,981
Edenred	3,014	96,583
Societe BIC S.A.	1,082	145,590

4

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Teleperformance	5,313	211,703

		635,457

Consumer Durables & Apparel 0.3%
Beneteau *	2,720	30,358
Hermes International	186	60,442
Nexity S.A.	3,301	100,747
SEB S.A.	1,468	117,360

		308,907

Consumer Services 0.1%
Club Mediterranee S.A. *	3,370	63,786

Diversified Financials 0.1%
Eurazeo	2,606	137,480

Energy 0.1%
Bourbon S.A.	2,583	78,800
Etablissements Maurel et Prom	2,802	51,746

		130,546

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	439	56,025
Vilmorin & Cie	257	33,883

		89,908

Health Care Equipment & Services 0.1%
bioMerieux	661	63,115
Orpea	605	25,798

		88,913

Insurance 0.1%
Euler Hermes S.A.	882	78,672

Materials 0.4%
Ciments Francais S.A.	1,085	65,897
Eramet	736	104,420
Imerys S.A.	2,369	156,658
SA des Ciments Vicat	1,890	120,490

		447,465

Media 1.0%
Eutelsat Communications S.A.	4,367	150,012
Havas S.A.	11,767	77,106
Ipsos	1,474	58,752
JC Decaux S.A.	2,648	73,962
Metropole Television S.A.	6,987	116,935
PagesJaunes Groupe (a)*	46,054	178,304
Societe d’Edition de Canal +	6,635	46,580
Societe Television Francaise 1	14,172	171,260
Technicolor - Reg’d *	49,548	171,556

		1,044,467

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	1,348	47,425

Real Estate 0.5%
Fonciere des Regions	1,862	157,208
Gecina S.A.	802	90,840
ICADE	1,463	129,065
Klepierre	3,229	127,230
Societe Immobilliere de Location pour l’Industrie et le Commerce	323	35,349

		539,692

Software & Services 0.5%
Alten	1,191	45,765
Altran Technologies S.A. *	8,788	66,487
AtoS	2,560	187,118
Dassault Systemes S.A.	821	91,289
UbiSoft Entertainment S.A. *	12,824	123,723

		514,382

Technology Hardware & Equipment 0.2%
Ingenico	822	51,818
Neopost S.A.	2,847	162,506

		214,324

Telecommunication Services 0.1%
Iliad S.A.	406	75,248

Transportation 0.3%
Aeroports de Paris	1,773	146,140
Bollore	180	64,889
Groupe Eurotunnel S.A. - Reg’d	12,370	105,187

		316,216

Utilities 0.1%
Rubis	1,373	99,458

		5,440,123

Germany 3.2%

Automobiles & Components 0.1%
ElringKlinger AG	1,295	45,790
Leoni AG	2,239	96,883

		142,673

Banks 0.1%
Aareal Bank AG *	3,223	76,780

Capital Goods 0.8%
Bauer AG	1,418	41,382
BayWa AG	2,173	108,317
Deutz AG *	8,710	51,383
Duerr AG	519	50,781
Gildemeister AG	3,083	75,948
Heidelberger Druckmaschinen AG (a)*	75,167	161,193
Indus Holding AG	2,101	65,695
Krones AG	865	53,687
Nordex SE (a)*	6,263	33,588
Pfeiffer Vacuum Technology AG	357	44,479
SGL Carbon SE	1,196	51,095
Vossloh AG	438	45,591

		783,139

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	523	25,407
Hugo Boss AG	518	60,868
Puma SE	185	58,477

		144,752

Food, Beverage & Tobacco 0.2%
Suedzucker AG	3,640	155,702

Health Care Equipment & Services 0.1%
Rhoen-klinikum AG	6,714	140,938

Materials 0.3%
Fuchs Petrolub AG	617	43,613
Symrise AG	4,474	158,152
Wacker Chemie AG (a)	1,741	123,850

		325,615

 5

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.3%
Axel Springer AG	2,185	102,081
GfK SE	775	44,859
Kabel Deutschland Holding AG	1,612	130,619

		277,559

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	1,435	73,780
Stada Arzneimittel AG	4,190	154,413

		228,193

Real Estate 0.1%
Deutsche Euroshop AG	835	35,548
Gagfah S.A. *	2,670	32,674

		68,222

Retailing 0.1%
Fielmann AG	599	61,156

Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE	2,796	38,229
Kontron AG	7,328	43,779
SMA Solar Technology AG	699	18,009

		100,017

Software & Services 0.2%
Bechtle AG	1,403	63,339
Software AG	2,318	89,249
United Internet AG - Reg’d	3,681	85,583

		238,171

Technology Hardware & Equipment 0.2%
Jenoptik AG	4,168	45,532
Wincor Nixdorf AG	2,995	156,394

		201,926

Telecommunication Services 0.1%
Freenet AG	6,965	149,999

Transportation 0.2%
Fraport AG	1,701	103,100
Hamburger Hafen und Logistik AG	1,309	32,321
Sixt AG	4,508	102,488

		237,909

		3,332,751

Greece 0.6%

Banks 0.1%
Eurobank Ergasias S.A. *	160,601	133,432
TT Hellenic Postbank S.A. (b)(c)*	24,275	—

		133,432

Diversified Financials 0.1%
Marfin Investment Group Holdings S.A. *	131,714	85,827

Materials 0.2%
Mytilineos Holdings S.A. *	14,521	99,683
Titan Cement Co. S.A. *	8,030	143,582

		243,265

Retailing 0.1%
JUMBO S.A. *	8,918	77,240

Transportation 0.1%
Diana Shipping, Inc. *	5,790	50,489
DryShips, Inc. *	30,368	65,595

		116,084

		655,848

Hong Kong 3.3%

Banks 0.2%
Bank of East Asia Ltd.	36,800	151,252
Wing Hang Bank Ltd.	4,500	47,182

		198,434

Capital Goods 0.3%
Jardine Strategic Holdings Ltd.	4,500	172,157
Johnson Electric Holdings Ltd.	79,000	55,804
NWS Holdings Ltd.	42,000	74,951

		302,912

Consumer Durables & Apparel 0.1%
Techtronic Industries Co., Ltd.	57,500	116,567

Consumer Services 0.2%
Cafe De Coral Holdings Ltd.	14,000	42,621
Sands China Ltd.	11,200	56,519
SJM Holdings Ltd.	43,000	117,389
Wynn Macau Ltd. *	10,400	29,180

		245,709

Diversified Financials 0.3%
First Pacific Co., Ltd.	78,000	100,461
Guoco Group Ltd.	4,000	47,978
Hong Kong Exchanges & Clearing Ltd.	9,300	176,427
Sun Hung Kai & Co., Ltd.	66,000	46,748

		371,614

Media 0.1%
Television Broadcasts Ltd.	8,000	59,002

Real Estate 1.5%
Great Eagle Holdings Ltd.	17,000	66,016
Hang Lung Group Ltd.	16,000	96,992
Hang Lung Properties Ltd.	32,000	120,839
Henderson Land Development Co., Ltd.	14,000	100,796
Hongkong Land Holdings Ltd.	21,000	164,314
Hysan Development Co., Ltd.	8,000	40,283
Kerry Properties Ltd.	18,000	97,192
New World Development Co., Ltd.	109,000	200,477
Sino Land Co., Ltd.	72,000	134,618
Sun Hung Kai Properties Ltd.	14,000	230,003
The Link REIT	34,000	176,764
Wheelock & Co., Ltd.	20,000	112,700

		1,540,994

Retailing 0.1%
Chow Sang Sang Holdings International Ltd.	20,000	52,956
Luk Fook Holdings International Ltd.	8,000	28,050

		81,006

Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	9,500	109,469

6

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.0%
Hutchison Telecommunications Hong Kong Holdings Ltd.	54,000	24,444

Transportation 0.4%
Cathay Pacific Airways Ltd.	78,000	151,401
MTR Corp., Ltd.	25,000	103,198
Pacific Basin Shipping Ltd.	246,000	143,119
Seaspan Corp. (a)	2,200	41,228

		438,946

		3,489,097

Ireland 0.9%

Capital Goods 0.2%
Grafton Group plc	34,817	203,848
Kingspan Group plc	10,104	117,164

		321,012

Consumer Services 0.1%
Paddy Power plc	923	76,574

Food, Beverage & Tobacco 0.2%
C&C Group plc	20,363	132,715
Glanbia plc	4,639	51,776
Greencore Group plc	39,051	69,085

		253,576

Health Care Equipment & Services 0.1%
United Drug plc	23,600	102,931

Insurance 0.1%
FBD Holdings plc	3,666	54,257

Materials 0.1%
James Hardie Industries plc CDI	7,812	83,002

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc Sponsored ADR *	2,000	58,620

		949,972

Israel 1.0%

Banks 0.1%
Israel Discount Bank Ltd., Class A *	47,816	80,068
Mizrahi Tefahot Bank Ltd. *	4,162	44,070

		124,138

Capital Goods 0.1%
Clal Industries Ltd.	11,226	39,692
Elbit Systems Ltd.	1,780	68,432

		108,124

Energy 0.3%
Delek Group Ltd.	359	88,680
Oil Refineries Ltd. *	172,579	88,541
Paz Oil Co., Ltd. *	566	84,313

		261,534

Food & Staples Retailing 0.0%
Shufersal Ltd.	11,995	36,801

Materials 0.1%
The Israel Corp., Ltd.	177	121,128

Software & Services 0.2%
Check Point Software Technologies Ltd. *	2,703	135,150
NICE Systems Ltd. *	1,160	42,628

		177,778

Telecommunication Services 0.2%
Cellcom Israel Ltd.	13,711	102,357
Partner Communications Co., Ltd.	19,441	111,991

		214,348

		1,043,851

Italy 2.9%

Automobiles & Components 0.2%
Piaggio & C. S.p.A.	16,223	44,400
Pirelli & C. S.p.A.	13,141	161,181

		205,581

Banks 0.2%
Banca Carige S.p.A.	69,745	78,121
Banca Piccolo Credito Valtellinese Scarl	55,987	95,860
Banca Popolare Di Sondrio Scarl	10,877	78,352

		252,333

Capital Goods 0.2%
Astaldi S.p.A.	3,443	25,909
C.I.R. S.p.A. - Compagnie Industriali Riunite	72,338	83,821
Danieli S.p.A. - Officine Meccaniche Danieli & C.	388	11,999
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	657	12,254
Impregilo S.p.A.	12,397	64,302
Trevi Finanziaria S.p.A.	4,036	28,828

		227,113

Consumer Durables & Apparel 0.4%
Geox S.p.A.	10,996	38,640
Indesit Co., S.p.A.	7,826	65,769
Luxottica Group S.p.A.	3,423	157,977
Prada S.p.A.	3,700	33,205
Safilo Group S.p.A. *	5,382	59,210
Tod’s S.p.A.	397	54,184

		408,985

Consumer Services 0.2%
Autogrill S.p.A.	8,536	104,677
Lottomatica Group S.p.A.	4,028	99,590

		204,267

Diversified Financials 0.1%
Azimut Holding S.p.A.	3,247	57,115

Energy 0.3%
ERG S.p.A.	16,003	156,665
Saras S.p.A. *	90,365	121,703

		278,368

Food, Beverage & Tobacco 0.2%
Davide Campari-Milano S.p.A.	7,641	59,649

 7

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Parmalat S.p.A.	51,114	128,138

		187,787

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	15,521	39,613

Insurance 0.3%
Fondiaria-Sai S.p.A. *	29,200	51,774
Mediolanum S.p.A.	9,062	56,557
Milano Assicurazioni S.p.A. *	124,720	69,818
Societa Cattolica di Assicurazioni S.c.r.l. *	4,239	78,168
Unipol Gruppo Finanziario S.p.A. *	27,200	78,464

		334,781

Materials 0.2%
Buzzi Unicem S.p.A.	11,220	163,614

Media 0.0%
Mondadori (Arnoldo) Editore S.p.A. *	32,588	51,817

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	6,331	64,804

Real Estate 0.0%
Beni Stabili S.p.A.	71,573	49,443

Transportation 0.2%
Alitalia S.p.A. (b)(c)*	14,782	—
Ansaldo STS S.p.A.	4,274	43,996
Autostrada Torino-Milano S.p.A.	6,438	72,239
Societa Iniziative Autostradali e Servizi S.p.A.	5,127	51,480

		167,715

Utilities 0.3%
ACEA S.p.A.	8,764	56,817
Enel Green Power S.p.A.	38,400	79,179
Hera S.p.A.	75,115	138,080
Iren S.p.A.	115,199	88,454

		362,530

		3,055,866

Japan 33.7%

Automobiles & Components 2.7%
Aisan Industry Co., Ltd.	4,000	33,716
Akebono Brake Industry Co., Ltd.	6,400	31,083
Calsonic Kansei Corp.	21,000	87,148
EXEDY Corp.	3,200	70,237
F.C.C. Co., Ltd.	3,600	77,380
Futaba Industrial Co., Ltd. *	16,000	72,795
Keihin Corp.	6,200	86,135
Koito Manufacturing Co., Ltd.	8,000	133,362
KYB Co., Ltd.	15,000	61,073
Mitsubishi Motors Corp. *	113,000	117,492
Musashi Seimitsu Industry Co., Ltd.	2,800	56,880
NGK Spark Plug Co., Ltd.	13,000	165,361
Nifco, Inc.	3,400	70,614
Nissan Shatai Co., Ltd.	12,000	149,442
Nissin Kogyo Co., Ltd.	4,900	73,503
NOK Corp.	7,000	104,664
Press Kogyo Co., Ltd.	8,000	35,217
Riken Corp.	8,000	29,787
Sanden Corp.	13,000	53,178
Showa Corp.	7,300	78,434
Sumitomo Rubber Industries Ltd.	11,700	156,135
T RAD Co., Ltd.	9,000	23,054
Tachi-S Co., Ltd.	3,200	56,398
Takata Corp.	4,100	82,683
The Yokohama Rubber Co., Ltd.	16,000	123,277
Tokai Rika Co., Ltd.	7,000	114,656
Tokai Rubber Industries Ltd.	5,400	55,697
Topre Corp.	2,700	26,108
Toyo Tire & Rubber Co., Ltd.	25,000	86,160
Toyoda Gosei Co., Ltd.	6,900	152,884
Toyota Boshoku Corp.	12,400	162,417
TS Tech Co., Ltd.	5,400	104,444
Unipres Corp.	2,900	64,229
Yorozu Corp.	2,100	30,130

		2,825,773

Banks 2.0%
Fukuoka Financial Group, Inc.	31,000	130,526
Hokuhoku Financial Group, Inc.	84,000	136,701
Kiyo Holdings, Inc.	16,000	23,650
Senshu Ikeda Holdings, Inc.	5,400	30,214
Seven Bank Ltd.	18,000	43,548
Shinsei Bank Ltd.	105,000	214,511
Sumitomo Mitsui Trust Holdings, Inc.	51,000	188,371
Suruga Bank Ltd.	5,000	65,185
The 77 Bank Ltd.	11,000	47,320
The Awa Bank Ltd.	7,000	42,525
The Bank of Kyoto Ltd.	6,000	49,646
The Chiba Bank Ltd.	21,000	130,857
The Chugoku Bank Ltd.	6,000	82,642
The Daishi Bank Ltd.	11,000	38,219
The Gunma Bank Ltd.	14,000	67,575
The Hachijuni Bank Ltd.	15,000	75,098
The Hiroshima Bank Ltd.	14,000	59,519
The Hyakugo Bank Ltd.	8,000	34,654
The Iyo Bank Ltd.	8,000	65,422
The Joyo Bank Ltd.	16,000	75,013
The Juroku Bank Ltd.	14,000	48,998
The Kagoshima Bank Ltd.	7,000	45,064
The Keiyo Bank Ltd.	9,000	42,696
The Musashino Bank Ltd.	1,200	41,040
The Nishi-Nippon City Bank Ltd.	21,000	54,427
The Ogaki Kyoritsu Bank Ltd.	13,000	42,473
The San-in Godo Bank Ltd.	6,000	47,536
The Shiga Bank Ltd.	5,000	29,006
The Shizuoka Bank Ltd.	11,000	103,717
Yamaguchi Financial Group, Inc.	8,000	77,076

		2,133,229

Capital Goods 6.4%
Aica Kogyo Co., Ltd.	3,500	58,154
Amada Co., Ltd.	28,000	174,987
Asahi Diamond Industrial Co., Ltd.	2,100	19,211
Central Glass Co., Ltd.	24,000	73,983
Chiyoda Corp.	6,000	75,214
CKD Corp.	5,000	30,419
COMSYS Holdings Corp.	12,500	150,752
Daifuku Co., Ltd.	12,500	83,362

8

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Daihen Corp.	10,000	33,477
Ebara Corp.	30,000	117,332
Fuji Electric Co., Ltd.	51,000	119,092
Fuji Machine Manufacturing Co., Ltd.	6,000	46,839
Fujitec Co., Ltd.	5,000	34,732
Furukawa Co., Ltd. *	39,000	41,362
Futaba Corp.	3,500	37,199
Glory Ltd.	4,500	105,394
GS Yuasa Corp.	20,000	71,210
Hino Motors Ltd.	20,000	210,164
Hitachi Cable Ltd. *	42,000	65,153
Hitachi Construction Machinery Co., Ltd.	8,000	183,715
Hitachi Koki Co., Ltd.	5,100	40,794
Hitachi Zosen Corp.	55,000	87,797
Hoshizaki Electric Co., Ltd.	2,900	86,231
Inaba Denki Sangyo Co., Ltd.	2,400	74,270
Inabata & Co., Ltd.	11,200	75,565
Iseki & Co., Ltd.	12,000	32,543
Iwatani Corp.	27,000	102,331
Kamei Corp.	6,000	52,139
Kandenko Co., Ltd.	18,000	80,676
Kanematsu Corp. *	64,000	98,139
Keihan Electric Railway Co., Ltd.	17,000	77,844
Kinden Corp.	20,000	132,619
Kitz Corp.	11,000	56,663
Komori Corp.	9,200	100,574
Kurita Water Industries Ltd.	5,700	112,035
Kuroda Electric Co., Ltd.	5,400	65,951
Kyowa Exeo Corp.	11,200	113,894
Mabuchi Motor Co., Ltd.	1,400	62,861
Maeda Corp.	15,000	58,378
Maeda Road Construction Co., Ltd.	6,000	89,420
Makino Milling Machine Co., Ltd.	7,000	44,552
Meidensha Corp.	10,000	31,637
Minebea Co., Ltd. (a)	34,000	115,104
Mirait Holdings Corp.	7,400	61,438
Misumi Group, Inc.	3,600	94,587
Mitsui Engineering & Shipbuilding Co., Ltd.	106,000	167,960
Mitsui Matsushima Co., Ltd.	14,000	38,178
Miura Co., Ltd.	1,700	44,438
Mori Seiki Co., Ltd.	9,400	88,426
Nabtesco Corp.	3,300	68,894
Nachi-Fujikoshi Corp.	9,000	36,547
Nichias Corp.	10,000	54,423
Nippo Corp.	6,000	80,466
Nishimatsu Construction Co., Ltd.	45,000	83,728
Nisshinbo Holdings, Inc.	14,000	106,292
Nitta Corp.	1,800	30,841
Nitto Boseki Co., Ltd.	10,000	41,001
Nitto Kogyo Corp.	2,300	31,220
Noritake Co., Ltd.	11,000	28,298
Noritz Corp.	3,300	59,179
NTN Corp.	55,000	158,401
Oiles Corp.	1,600	32,596
Okuma Corp.	9,000	68,055
Okumura Corp.	15,000	58,886
OSG Corp.	3,600	46,839
Penta-Ocean Construction Co., Ltd.	22,000	55,500
Ryobi Ltd.	20,000	50,200
Sankyo Tateyama, Inc. *	2,600	54,533
Sanwa Holdings Corp.	20,000	95,342
Shima Seiki Mfg., Ltd.	2,200	43,417
ShinMaywa Industries Ltd.	9,000	59,801
Sintokogio Ltd.	3,800	27,801
Sumikin Bussan Corp.	29,000	92,421
Tadano Ltd.	6,000	53,361
Taihei Dengyo Kaisha Ltd.	5,000	29,024
Taihei Kogyo Co., Ltd.	7,000	28,102
Taikisha Ltd.	2,400	48,291
Takara Standard Co., Ltd.	7,000	49,608
Takasago Thermal Engineering Co., Ltd.	6,000	46,363
The Japan Steel Works Ltd.	17,000	98,084
The Nippon Road Co., Ltd.	9,000	40,244
The Nippon Signal Co., Ltd.	5,200	36,052
THK Co., Ltd.	6,600	114,673
TOA Corp.	21,000	32,652
Toda Corp.	28,000	76,722
Toshiba Machine Co., Ltd.	10,000	45,738
Toshiba Plant Systems & Services Corp.	3,000	41,868
TOTO Ltd.	20,000	158,297
Toyo Engineering Corp.	11,000	51,057
Trusco Nakayama Corp.	2,300	42,672
Tsubakimoto Chain Co.	9,000	47,793
Ushio, Inc.	6,700	72,434
Yamazen Corp.	5,900	43,725
Yuasa Trading Co., Ltd.	24,000	47,010

		6,687,246

Commercial & Professional Supplies 0.7%
Duskin Co., Ltd.	4,700	89,336
Kokuyo Co., Ltd.	14,600	100,551
Matsuda Sangyo Co., Ltd.	2,300	29,174
Meitec Corp.	2,200	56,281
Moshi Moshi Hotline, Inc.	3,000	43,851
Nissha Printing Co., Ltd. *	5,500	88,514
Okamura Corp.	7,000	48,729
Park24 Co., Ltd.	2,900	52,346
Sato Holdings Corp.	2,500	39,905
Sohgo Security Services Co., Ltd.	8,000	105,978
Toppan Forms Co., Ltd.	6,900	64,417

		719,082

Consumer Durables & Apparel 1.7%
Alpine Electronics, Inc.	5,900	53,176
Asics Corp.	7,500	106,814
Foster Electric Co., Ltd.	2,400	37,786
Funai Electric Co., Ltd.	5,800	79,363
Gunze Ltd.	25,000	66,916
Haseko Corp. *	134,500	129,309
Heiwa Corp.	1,300	21,997
JVC KENWOOD Corp.	19,060	66,026
Kurabo Industries Ltd.	23,000	38,930
Onward Holdings Co., Ltd.	13,000	98,243
PanaHome Corp.	10,000	63,758
Pioneer Corp. *	33,200	82,946
Rinnai Corp.	1,300	91,915
Sangetsu Co., Ltd.	2,400	60,294

 9

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sankyo Co., Ltd.	3,200	127,489
Sanyo Shokai Ltd.	15,000	40,991
Sumitomo Forestry Co., Ltd.	17,500	171,420
Tamron Co., Ltd.	1,000	28,187
The Japan Wool Textile Co., Ltd.	5,000	32,737
Token Corp.	1,100	61,315
Tomy Co., Ltd.	7,400	39,849
Toyobo Co., Ltd.	91,000	145,113
Unitika Ltd. *	56,000	31,894
Wacoal Holdings Corp.	7,000	73,045

		1,749,513

Consumer Services 0.6%
Accordia Golf Co., Ltd.	60	58,593
Doutor Nichires Holdings Co., Ltd.	3,600	50,874
H.I.S. Co., Ltd.	2,200	75,073
McDonald’s Holdings Co., Ltd.	4,200	107,804
MOS Food Services, Inc.	1,100	20,581
Plenus Co., Ltd.	2,400	39,552
Resorttrust, Inc.	1,800	39,115
Round One Corp.	7,100	41,213
Saizeriya Co., Ltd.	2,400	31,843
Tokyo Dome Corp.	11,000	41,924
Yoshinoya Holdings Co., Ltd.	50	59,789
Zensho Holdings Co., Ltd.	3,100	35,587

		601,948

Diversified Financials 1.0%
Acom Co., Ltd. *	3,900	101,934
Aeon Credit Service Co., Ltd.	4,000	82,991
Aiful Corp. (a)*	45,600	316,244
Hitachi Capital Corp.	2,600	51,814
Jaccs Co., Ltd.	15,000	76,577
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,330	60,431
Orient Corp. (a)*	54,500	203,744
SBI Holdings, Inc.	13,000	107,945

		1,001,680

Energy 0.2%
AOC Holdings, Inc.	17,900	76,023
Japan Petroleum Exploration Co.	2,000	73,694
Shinko Plantech Co., Ltd.	4,400	35,952

		185,669

Food & Staples Retailing 0.8%
Arcs Co., Ltd.	2,900	54,317
Cawachi Ltd.	3,200	65,850
cocokara fine, Inc.	2,200	72,133
FamilyMart Co., Ltd.	2,500	100,427
Heiwado Co., Ltd.	5,100	73,173
Kato Sangyo Co., Ltd.	3,600	67,017
Matsumotokiyoshi Holdings Co., Ltd.	4,300	104,315
Sugi Holdings Co., Ltd.	2,300	78,872
Sundrug Co., Ltd.	1,900	71,476
Tsuruha Holdings, Inc.	1,200	100,338
Valor Co., Ltd.	4,600	73,444
Welcia Holdings Co., Ltd.	600	22,079

		883,441

Food, Beverage & Tobacco 2.1%
Calbee, Inc.	900	74,080
Coca-Cola Central Japan Co., Ltd.	5,700	76,375
Coca-Cola West Co., Ltd.	8,300	131,070
DyDo Drinco, Inc.	1,000	40,278
Ezaki Glico Co., Ltd.	6,000	58,995
Fuji Oil Co., Ltd.	5,100	69,284
Hokuto Corp.	1,600	30,013
House Foods Corp.	6,400	96,558
Ito En Ltd.	4,900	95,180
Itoham Foods, Inc.	29,000	131,430
J-Oil Mills, Inc.	13,000	38,409
Kagome Co., Ltd.	3,900	72,754
Kewpie Corp.	9,600	127,583
Marudai Food Co., Ltd.	14,000	46,315
Maruha Nichiro Holdings, Inc.	47,000	81,705
Megmilk Snow Brand Co., Ltd.	5,200	89,693
Mitsui Sugar Co., Ltd.	8,000	25,274
Morinaga Milk Industry Co., Ltd.	34,000	109,221
Nichirei Corp.	26,000	129,174
Nippon Flour Mills Co., Ltd.	17,000	71,574
Nippon Suisan Kaisha Ltd.	30,500	60,602
Nissin Food Holdings Co., Ltd.	3,800	144,229
Prima Meat Packers Ltd.	14,000	26,802
Sapporo Holdings Ltd.	32,000	106,242
Takara Holdings, Inc.	10,000	83,704
The Nisshin Oillio Group Ltd.	14,000	51,052
Warabeya Nichiyo Co., Ltd.	1,700	27,949
Yakult Honsha Co., Ltd.	3,000	126,422

		2,221,967

Health Care Equipment & Services 0.4%
Miraca Holdings, Inc.	2,700	112,571
Nichii Gakkan Co.	3,800	32,705
Nihon Kohden Corp.	1,900	60,477
Nipro Corp.	8,700	64,099
Sysmex Corp.	1,700	81,105
Toho Holdings Co., Ltd.	5,000	96,563

		447,520

Household & Personal Products 0.5%
Fancl Corp.	3,700	41,449
Kobayashi Pharmaceutical Co., Ltd.	1,300	63,437
Kose Corp.	2,400	50,563
Lion Corp.	15,000	71,858
Mandom Corp.	1,600	47,585
Pigeon Corp.	700	38,126
Pola Orbis Holdings, Inc.	1,900	57,836
Unicharm Corp.	2,400	127,293

		498,147

Insurance 0.1%
Sony Financial Holdings, Inc.	2,899	48,965

Materials 4.1%
Adeka Corp.	9,900	84,844
Aichi Steel Corp.	12,000	52,652
Air Water, Inc.	12,000	153,272
Asahi Holdings, Inc.	2,800	48,784
Chugoku Marine Paints Ltd.	7,000	36,913
Daicel Corp.	25,000	174,573
Daido Steel Co., Ltd.	18,000	80,357
Daio Paper Corp.	16,000	108,885
Denki Kagaku Kogyo K.K.	45,000	162,503

10

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dowa Holdings Co., Ltd.	18,000	127,334
Earth Chemical Co., Ltd.	1,000	32,326
FP Corp.	600	38,693
Fuji Seal International, Inc.	2,300	49,896
Furukawa-Sky Aluminum Corp.	10,000	29,041
Godo Steel Ltd.	22,000	44,214
Hitachi Metals Ltd.	11,000	94,576
Hokuetsu Kishu Paper Co., Ltd.	10,500	53,616
Ishihara Sangyo Kaisha Ltd. *	42,000	34,838
Kansai Paint Co., Ltd.	10,000	111,362
Kureha Corp.	15,000	58,082
Kyoei Steel Ltd.	2,800	52,140
Lintec Corp.	4,200	77,668
Maruichi Steel Tube Ltd.	3,500	77,841
Mitsubishi Paper Mills Ltd. *	51,000	50,180
Mitsubishi Steel Mfg. Co., Ltd.	17,000	33,267
Nihon Parkerizing Co., Ltd.	3,000	49,448
Nippon Denko Co., Ltd.	12,000	34,805
Nippon Kayaku Co., Ltd.	8,000	90,367
Nippon Light Metal Holdings Co., Ltd. *	93,300	107,145
Nippon Paint Co., Ltd.	10,000	89,868
Nippon Shokubai Co., Ltd.	8,000	77,167
Nippon Soda Co., Ltd.	12,000	54,475
Nissan Chemical Industries Ltd.	10,400	125,806
Nisshin Steel Holdings Co., Ltd. *	13,000	97,274
Nittetsu Mining Co., Ltd.	9,000	40,121
Nof Corp.	14,000	64,410
Pacific Metals Co., Ltd.	20,000	104,181
Rengo Co., Ltd.	22,000	111,690
Sakai Chemical Industry Co., Ltd.	13,000	38,445
Sanyo Chemical Industries Ltd.	7,000	39,340
Sanyo Special Steel Co., Ltd.	13,000	41,599
Sumitomo Bakelite Co., Ltd.	20,000	79,806
Sumitomo Light Metal Industries Ltd.	34,000	33,471
Sumitomo Osaka Cement Co., Ltd.	28,000	93,783
Taiyo Nippon Sanso Corp.	22,000	146,916
Toagosei Co., Ltd.	21,000	86,776
Toho Zinc Co., Ltd.	12,000	51,849
Tokai Carbon Co., Ltd.	18,000	71,336
Tokuyama Corp. (a)	62,000	123,576
Tokyo Ohka Kogyo Co., Ltd.	2,500	48,656
Tokyo Steel Manufacturing Co., Ltd.	22,300	116,905
Topy Industries Ltd.	22,000	51,675
Toyo Ink SC Holdings Co., Ltd.	21,000	92,009
Toyo Kohan Co., Ltd.	9,000	31,801
Yamato Kogyo Co., Ltd.	2,800	80,203
Yodogawa Steel Works Ltd.	19,000	67,657
Zeon Corp.	11,000	95,428

		4,305,845

Media 0.6%
Asatsu-DK, Inc.	3,900	104,963
Avex Group Holdings, Inc.	2,100	56,762
Daiichikosho Co., Ltd.	3,300	80,655
Jupiter Telecommunications Co., Ltd.	74	88,611
Kadokawa Group Holdings, Inc.	1,300	34,936
SKY Perfect JSAT Holdings, Inc.	160	75,088
Toho Co., Ltd.	5,000	95,785
Tokyo Broadcasting System Holdings, Inc.	3,000	34,975
TV Asahi Corp.	2,000	30,850

		602,625

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Chugai Pharmaceutical Co., Ltd.	8,000	164,569
Dainippon Sumitomo Pharma Co., Ltd.	7,000	98,682
Hisamitsu Pharmaceutical Co., Inc.	1,800	96,420
Kaken Pharmaceutical Co., Ltd.	4,000	65,639
Kissei Pharmaceutical Co., Ltd.	1,800	33,893
Kyorin Holdings, Inc.	2,200	44,795
Kyowa Hakko Kirin Co., Ltd.	13,000	122,917
Mitsubishi Tanabe Pharma Corp.	8,800	117,970
Mochida Pharmaceutical Co., Ltd.	4,000	51,315
Nippon Shinyaku Co., Ltd.	3,000	37,626
Rohto Pharmaceutical Co., Ltd.	6,000	75,113
Santen Pharmaceutical Co., Ltd.	2,600	107,077
Sawai Pharmaceutical Co., Ltd.	200	20,517
Tsumura & Co.	2,200	72,268

		1,108,801

Real Estate 1.2%
Advance Residence Investment Corp.	23	47,819
Aeon Mall Co., Ltd.	1,900	45,863
Daikyo, Inc.	13,000	34,811
Japan Prime Realty Investment Corp.	14	39,804
Japan Real Estate Investment Corp.	10	101,111
Japan Retail Fund Investment Corp.	47	89,056
Kenedix Realty Investment Corp.	15	58,741
Kenedix, Inc. *	202	63,106
Leopalace21 Corp. *	26,300	101,384
Nippon Building Fund, Inc.	12	123,851
Nomura Real Estate Holdings, Inc.	4,600	83,941
Nomura Real Estate Office Fund, Inc.	9	53,094
NTT Urban Development Corp.	43	42,989
Orix JREIT, Inc.	8	45,311
Tokyo Tatemono Co., Ltd.	25,000	117,003
Tokyu Land Corp.	27,000	192,330
United Urban Investment Corp.	30	36,640

		1,276,854

Retailing 1.9%
ABC-Mart, Inc.	500	19,024
Alpen Co., Ltd.	1,800	32,819
Aoyama Trading Co., Ltd.	6,300	123,647
Arata Corp.	10,000	38,056
Arc Land Sakamoto Co., Ltd.	1,400	22,626
ASKUL Corp.	2,000	29,677
Autobacs Seven Co., Ltd.	2,400	97,630
Bic Camera, Inc. (a)	74	37,129
Canon Marketing Japan, Inc.	11,000	149,639
Chiyoda Co., Ltd.	2,200	50,928
DCM Holdings Co., Ltd.	14,600	95,962
Don Quijote Co., Ltd.	2,000	79,630

 11

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Doshisha Co., Ltd.	1,000	27,126
GEO Holdings Corp.	62	62,176
H2O Retailing Corp.	11,000	90,274
Hikari Tsushin, Inc.	1,100	50,902
Izumi Co., Ltd.	2,900	61,804
K’s Holdings Corp.	5,440	147,909
Kohnan Shoji Co., Ltd.	4,600	55,212
Komeri Co., Ltd.	2,700	72,330
NEC Mobiling Ltd.	700	31,999
Nitori Holdings Co., Ltd.	1,400	106,864
Parco Co., Ltd.	4,000	41,514
Point, Inc.	1,120	38,587
Rakuten, Inc. *	6,000	54,763
Ryohin Keikaku Co., Ltd.	1,800	101,944
The Daiei, Inc. *	57,000	129,551
USS Co., Ltd.	790	88,744
Xebio Co., Ltd.	2,900	59,248

		1,997,714

Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp.	8,300	113,021
Dainippon Screen Manufacturing Co., Ltd.	10,000	50,832
Disco Corp.	1,000	55,034
Mimasu Semiconductor Industry Co., Ltd.	3,000	24,601
Renesas Electronics Corp. (a)*	17,800	53,585
Sanken Electric Co., Ltd.	12,000	47,978
Shinko Electric Industries Co., Ltd.	9,100	69,633
Sumco Corp. *	13,800	143,785
Tokyo Seimitsu Co., Ltd.	2,000	34,358
ULVAC, Inc. *	7,300	65,035

		657,862

Software & Services 1.3%
Capcom Co., Ltd.	2,300	37,127
Dena Co., Ltd.	1,186	37,508
DTS Corp.	1,900	24,058
Fuji Soft, Inc.	2,900	61,333
IT Holdings Corp.	12,300	174,771
Itochu Techno-Solutions Corp.	1,600	69,437
NEC Networks & System Integration Corp.	3,600	67,627
Net One Systems Co., Ltd.	6,300	60,491
Nihon Unisys Ltd.	9,200	75,162
Nomura Research Institute Ltd.	6,500	149,344
NS Solutions Corp.	1,500	30,032
NSD Co., Ltd.	4,200	38,862
OBIC Co., Ltd.	200	42,783
Oracle Corp., Japan	1,500	62,448
Otsuka Corp.	1,400	114,608
SCSK Corp.	2,476	46,403
Square Enix Holdings Co., Ltd.	4,600	57,158
Transcosmos, Inc.	2,600	32,250
Trend Micro, Inc. *	3,300	96,341
Yahoo Japan Corp.	244	95,682

		1,373,425

Technology Hardware & Equipment 2.0%
Alps Electric Co., Ltd.	21,900	127,768
Amano Corp.	5,700	51,321
Anritsu Corp.	3,000	38,501
Azbil Corp.	5,300	113,363
Canon Electronics, Inc.	1,500	30,757
Citizen Holdings Co., Ltd.	23,600	135,180
Cmk Corp.	8,000	29,862
Daiwabo Holdings Co., Ltd.	15,000	29,681
Eizo Nanao Corp.	2,000	31,927
Hamamatsu Photonics K.K.	2,100	80,292
Hirose Electric Co., Ltd.	1,300	154,746
Hitachi Kokusai Electric, Inc.	5,000	41,363
Horiba Ltd.	2,100	61,677
Hosiden Corp.	20,500	112,258
Japan Aviation Electronics Industry Ltd.	7,000	51,251
Macnica, Inc.	1,600	31,291
Nichicon Corp.	4,300	35,335
Nippon Chemi-Con Corp. *	21,000	44,725
Oki Electric Industry Co., Ltd. *	68,000	77,727
Riso Kagaku Corp.	2,100	41,642
Ryosan Co., Ltd.	6,400	124,554
Ryoyo Electro Corp.	4,800	43,625
Shimadzu Corp.	14,000	93,716
SMK Corp.	11,000	33,110
Star Micronics Co., Ltd.	4,100	40,574
Taiyo Yuden Co., Ltd.	11,700	105,531
Toshiba Tec Corp.	18,000	103,844
Yaskawa Electric Corp.	13,000	121,430
Yokogawa Electric Corp.	12,500	139,180

		2,126,231

Transportation 1.5%
All Nippon Airways Co., Ltd.	62,000	121,399
Fukuyama Transporting Co., Ltd.	12,000	61,352
Hitachi Transport System Ltd.	4,200	63,603
Japan Airport Terminal Co., Ltd.	4,000	41,846
Kamigumi Co., Ltd.	20,000	162,911
Keikyu Corp.	12,000	101,786
Keio Corp.	21,000	155,866
Keisei Electric Railway Co., Ltd.	10,000	88,663
Kintetsu World Express, Inc.	1,800	59,089
Mitsubishi Logistics Corp.	6,000	89,991
Mitsui-Soko Co., Ltd.	8,000	34,776
Nippon Konpo Unyu Soko Co., Ltd.	5,400	74,964
Nishi-Nippon Railroad Co., Ltd.	18,000	72,786
Odakyu Electric Railway Co., Ltd.	17,000	170,300
Sankyu, Inc.	32,000	126,347
Senko Co., Ltd.	9,000	41,932
Sotetsu Holdings, Inc.	17,000	56,842
The Sumitomo Warehouse Co., Ltd.	9,000	45,214
Yusen Logistics Co., Ltd.	2,600	25,411

		1,595,078

Utilities 0.2%
The Okinawa Electric Power Co., Inc.	2,300	75,458
Toho Gas Co., Ltd.	27,000	144,337

		219,795

		35,268,410

12

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Luxembourg 0.4%

Banks 0.1%
Espirito Santo Financial Group S.A. (a)*	15,556	115,115

Commercial & Professional Supplies 0.0%
Regus plc	39,594	74,264

Household & Personal Products 0.1%
Oriflame Cosmetics S.A. SDR	2,365	77,451

Materials 0.1%
Ternium S.A. ADR	4,700	111,061

Telecommunication Services 0.1%
Colt Group S.A. *	48,323	81,085

		458,976

Netherlands 2.0%

Capital Goods 0.6%
Aalberts Industries N.V.	5,551	124,746
AerCap Holdings N.V. *	3,961	57,870
Arcadis N.V.	3,247	85,394
Koninklijke Boskalis Westminster N.V.	3,901	178,591
Royal Imtech N.V.	5,017	132,491
Sensata Technologies Holding N.V. *	1,000	33,740

		612,832

Commercial & Professional Supplies 0.1%
USG People N.V.	17,606	149,844

Consumer Durables & Apparel 0.1%
Accell Group	1,726	33,244
TomTom N.V. *	13,529	70,166

		103,410

Energy 0.0%
Dockwise Ltd. *	2,036	51,143

Food & Staples Retailing 0.2%
Sligro Food Group N.V.	3,238	104,286
X5 Retail Group N.V. - Reg’d GDR *	3,024	51,386

		155,672

Health Care Equipment & Services 0.2%
Mediq N.V.	9,401	177,684

Insurance 0.0%
Brit Insurance Holdings N.V. (b)(c)*	571	4,845

Materials 0.1%
AMG Advanced Metallurgical Group N.V. *	3,227	29,371
Koninklijke Ten Cate N.V.	2,596	70,363

		99,734

Real Estate 0.3%
Corio N.V.	2,539	123,222
Eurocommercial Properties N.V.	1,062	42,332
VastNed Retail N.V.	1,358	61,272
Wereldhave N.V.	1,129	77,837

		304,663

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	1,300	51,812

Software & Services 0.0%
Unit 4 N.V.	821	27,474

Technology Hardware & Equipment 0.2%
Gemalto N.V.	1,888	168,055
TKH Group N.V. CVA	2,531	69,099

		237,154

Telecommunication Services 0.0%
Ziggo N.V.	775	24,724

Transportation 0.1%
Koninklijke Vopak N.V.	1,208	82,447

		2,083,438

New Zealand 0.4%

Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	25,430	84,737

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	23,202	46,388

Materials 0.1%
Nuplex Industries Ltd.	22,321	61,836

Media 0.1%
Sky Network Television Ltd.	12,108	52,642

Transportation 0.0%
Auckland International Airport Ltd.	20,349	48,436

Utilities 0.1%
Contact Energy Ltd. *	18,409	80,652

		374,691

Norway 1.2%

Banks 0.1%
SpareBank 1 SR Bank A.S.A.	5,944	45,699
Sparebanken 1 SMN	6,247	47,463

		93,162

Capital Goods 0.1%
Veidekke A.S.A.	10,032	84,678

Commercial & Professional Supplies 0.1%
Tomra Systems A.S.A.	6,755	57,481

Diversified Financials 0.1%
Aker ASA, Class A	1,634	69,679

Energy 0.3%
Fred Olsen Energy A.S.A.	1,630	77,840
Petroleum Geo-Services A.S.A.	10,903	193,425
TGS Nopec Geophysical Co., A.S.A.	3,609	134,592

		405,857

Food, Beverage & Tobacco 0.1%
Cermaq A.S.A.	4,154	71,424

Insurance 0.2%
Gjensidige Forsikring A.S.A.	6,793	106,774

 13

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Storebrand ASA *	20,820	106,584

		213,358

Media 0.1%
Schibsted A.S.A.	2,145	86,362

Semiconductors & Semiconductor Equipment 0.0%
Renewable Energy Corp. A.S.A. (a)*	219,752	42,656

Software & Services 0.1%
Atea A.S.A.	4,405	52,329

Transportation 0.0%
Golden Ocean Group Ltd. *	50,340	50,580

		1,227,566

Portugal 0.6%

Banks 0.1%
Banco BPI S.A. - Reg’d (a)*	79,889	137,566

Capital Goods 0.1%
Sonae	144,196	142,801

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	4,485	95,412

Materials 0.1%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	10,091	46,570
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	8,323	80,237

		126,807

Media 0.1%
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS, S.A.	16,497	70,604

Transportation 0.1%
Brisa Auto-Estradas de Portugal S.A. *	19,261	57,282

Utilities 0.0%
Redes Energeticas Nacionais S.A.	9,936	31,205

		661,677

Republic of Korea 0.0%

Automobiles & Components 0.0%
Zyle Motor Sales Corp. (b)(c)*	2,480	—

Capital Goods 0.0%
Daewoo Industrial Development Co., Ltd. (b)(c)*	1,773	—

		—

Singapore 1.8%

Capital Goods 0.3%
Cosco Corp., (Singapore) Ltd.	49,431	37,959
SembCorp Marine Ltd.	25,096	95,894
Singapore Technologies Engineering Ltd.	45,000	142,531

		276,384

Diversified Financials 0.1%
Singapore Exchange Ltd.	13,000	81,823

Energy 0.0%
Sakari Resources Ltd (b)(c)	18,000	26,906

Food & Staples Retailing 0.1%
Olam International Ltd. (a)	44,704	58,461

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	160,000	82,215

Real Estate 0.6%
Ascendas REIT	28,000	57,270
CapitaCommercial Trust	31,302	42,103
Capitaland Ltd.	59,000	190,566
CapitaMall Trust	34,000	58,193
City Developments Ltd.	13,000	122,713
Keppel Land Ltd.	14,000	48,170
Suntec Real Estate Investment Trust	36,000	49,317
UOL Group Ltd.	12,000	60,609
Wing Tai Holdings Ltd.	30,000	46,123

		675,064

Retailing 0.2%
Jardine Cycle & Carriage Ltd.	4,000	163,537

Telecommunication Services 0.1%
M1 Ltd.	22,000	49,416
StarHub Ltd.	23,000	72,488

		121,904

Transportation 0.3%
Hutchison Port Holdings Trust, Class U	98,000	80,294
Neptune Orient Lines Ltd. *	128,000	132,970
SATS Ltd.	27,749	68,368
Singapore Post Ltd.	55,000	53,782
SMRT Corp., Ltd.	28,000	36,899

		372,313

		1,858,607

Spain 2.1%

Banks 0.2%
Banco Espanol de Credito S.A.	12,844	66,080
Bankinter S.A.	22,581	122,901
Caja de Ahorros del Mediterraneo (b)(c)*	5,382	—

		188,981

Capital Goods 0.4%
Abengoa S.A.	4,222	12,716
Construcciones y Auxiliar de Ferrocarriles S.A.	50	25,039
Gamesa Corp. Tecnologica S.A.	68,740	162,525
Obrascon Huarte Lain S.A.	2,881	87,543
Sacyr Vallehermoso S.A. *	23,082	53,031
Zardoya Otis S.A.	7,212	110,753

		451,607

Commercial & Professional Supplies 0.1%
Prosegur Cia de Seguridad S.A. - Reg’d	7,476	46,694

14

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.1%
Melia Hotels International S.A.	3,540	28,902
NH Hoteles S.A. *	11,834	46,598

		75,500

Diversified Financials 0.1%
Bolsas y Mercados Espanoles (a)	3,384	94,792

Energy 0.1%
Tecnicas Reunidas S.A.	1,137	57,795

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	6,012	121,888
Pescanova S.A.	1,125	25,255
Viscofan S.A.	1,442	75,420

		222,563

Insurance 0.2%
Grupo Catalana Occidente S.A.	2,679	57,646
Mapfre S.A.	53,733	165,298

		222,944

Materials 0.1%
Acerinox S.A.	13,006	144,123

Media 0.2%
Antena 3 de Television S.A.	6,953	40,965
Mediaset Espana Comunicacion S.A.	20,352	153,358

		194,323

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	4,953	61,242
Grifols S.A. *	1,482	50,445
Grifols S.A. ADR *	315	8,382

		120,069

Software & Services 0.3%
Amadeus IT Holding S.A., A Shares	6,980	174,911
Indra Sistemas S.A.	11,800	154,606

		329,517

		2,148,908

Sweden 2.4%

Capital Goods 0.4%
Indutrade AB	1,368	44,755
Lindab International AB	11,220	80,241
NIBE Industrier AB, B Shares	1,958	30,817
Peab AB	20,255	105,599
Saab AB, Class B	5,141	111,228

		372,640

Commercial & Professional Supplies 0.2%
AF AB, B Shares	1,664	40,288
Intrum Justitia AB	2,993	48,431
Loomis AB, B Shares	5,798	96,365

		185,084

Consumer Durables & Apparel 0.2%
JM AB	7,484	153,874
Nobia AB *	17,243	104,714

		258,588

Diversified Financials 0.2%
D. Carnegie & Co. AB (b)(c)*	851	—
L E Lundbergforetagen AB, B Shares	2,081	81,416
Ratos AB, B Shares	14,088	135,828

		217,244

Energy 0.1%
Lundin Petroleum AB *	2,467	63,371

Food & Staples Retailing 0.1%
Axfood AB	1,859	76,909

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	1,310	55,755

Health Care Equipment & Services 0.2%
Elekta AB, B Shares	4,529	67,149
Getinge AB, B Shares	5,177	159,755

		226,904

Materials 0.2%
BillerudKorsnas AB	5,192	55,284
Hoganas AB, B Shares	1,286	53,216
Holmen AB, B Shares	4,765	146,896

		255,396

Media 0.1%
Modern Times Group AB, B Shares	2,932	107,289

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	9,186	107,303

Real Estate 0.2%
Castellum AB	4,748	70,016
Fabege AB	6,335	69,198
Kungsleden AB	14,758	91,192

		230,406

Retailing 0.1%
Bilia AB, A Shares	3,682	63,565
Clas Ohlson AB, B Shares	2,248	33,573

		97,138

Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	4,566	122,626

Transportation 0.1%
SAS AB *	76,418	163,219

		2,539,872

Switzerland 2.7%

Banks 0.1%
Banque Cantonale Vaudoise - Reg’d	65	34,745
Valiant Holding AG - Reg’d *	514	51,058

		85,803

Capital Goods 0.6%
AFG Arbonia-Forster Holding AG - Reg’d *	2,344	63,678
Georg Fischer AG - Reg’d *	363	155,053
Huber & Suhner AG - Reg’d	720	36,581
Implenia AG *	645	31,883
Kaba Holding AG - Reg’d, Series B *	102	43,039
OC Oerlikon Corp. AG - Reg’d *	5,401	66,315
Rieter Holding AG - Reg’d *	369	72,097

 15

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sulzer AG - Reg’d	1,037	163,078
Zehnder Group AG	547	25,853

		657,577

Commercial & Professional Supplies 0.1%
DKSH Holding Ltd. *	698	54,736
Gategroup Holding AG *	1,635	41,001

		95,737

Consumer Durables & Apparel 0.0%
Forbo Holding AG - Reg’d *	64	42,984

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d, Series B *	294	89,360

Diversified Financials 0.2%
Julius Baer Group Ltd.	3,890	158,947
Partners Group Holding AG	170	39,909

		198,856

Food, Beverage & Tobacco 0.3%
Aryzta AG *	2,738	153,754
Barry Callebaut AG - Reg’d	64	64,348
Lindt & Spruengli AG *	16	57,262
Lindt & Spruengli AG - Reg’d *	2	81,331

		356,695

Health Care Equipment & Services 0.2%
Nobel Biocare Holding AG - Reg’d *	9,372	98,164
Sonova Holding AG - Reg’d *	957	110,677
Straumann Holding AG - Reg’d	259	34,851

		243,692

Insurance 0.1%
Helvetia Holding AG - Reg’d	292	118,927

Materials 0.1%
Ems-Chemie Holding AG - Reg’d	308	78,202
Ferrexpo plc	8,125	32,783
Schmolz & Bickenbach AG - Reg’d *	18,358	51,749

		162,734

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Actelion Ltd. - Reg’d *	2,206	109,276
Galenica AG - Reg’d	124	73,902

		183,178

Real Estate 0.1%
Allreal Holding AG - Reg’d *	213	32,299
Swiss Prime Site AG - Reg’d *	609	51,495

		83,794

Retailing 0.2%
Dufry AG - Reg’d *	464	63,300
Valora Holding AG - Reg’d	476	104,243

		167,543

Technology Hardware & Equipment 0.1%
Kudelski S.A. - BR *	3,120	35,962
Logitech International S.A. - Reg’d (a)*	14,575	97,953

		133,915

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	140	62,343
Panalpina Welttransport Holding AG - Reg’d	1,006	101,423

		163,766

Utilities 0.1%
Alpiq Holding AG - Reg’d *	514	64,952

		2,849,513

United Kingdom 13.1%

Banks 0.1%
Paragon Group Cos. plc	11,334	50,481

Capital Goods 1.6%
Ashtead Group plc	27,727	199,527
Bodycote plc	13,870	101,581
Chemring Group plc	10,218	45,959
Fenner plc	6,299	37,885
Galliford Try plc	6,737	87,892
Interserve plc	15,411	108,426
Invensys plc	39,422	215,832
Keller Group plc	11,525	134,833
Kier Group plc	3,194	68,330
Melrose Industries plc	15,764	58,367
Morgan Crucible Co. plc	17,128	75,405
QinetiQ Group plc	47,501	141,627
Rotork plc	1,962	82,396
Senior plc	14,783	47,164
Spirax-Sarco Engineering plc	2,408	85,940
The Weir Group plc	5,198	163,604
Ultra Electronics Holdings plc	2,231	58,184

		1,712,952

Commercial & Professional Supplies 1.1%
Babcock International Group plc	7,565	124,568
Berendsen plc	16,741	162,063
Cape plc	9,747	34,357
De La Rue plc	8,639	123,587
Homeserve plc	17,705	65,087
Intertek Group plc	2,656	130,951
Mears Group plc	6,574	38,056
Michael Page International plc	19,875	128,339
Mitie Group plc	24,993	111,681
RPS Group plc	13,987	51,266
Shanks Group plc	43,769	63,504
Sthree plc	10,181	54,210
WS Atkins plc	5,043	66,319

		1,153,988

Consumer Durables & Apparel 0.6%
Bellway plc	11,955	210,289
Berkeley Group Holdings plc *	5,612	162,733
Bovis Homes Group plc	9,710	92,199
Guinness Peat Group plc *	210,865	107,073
Redrow plc *	18,036	53,287
The Vitec Group plc	2,074	20,098

		645,679

Consumer Services 1.1%
Betfair Group plc	3,360	35,464
Dignity plc	2,683	49,701
Greene King plc	15,657	165,535
J.D. Wetherspoon plc	10,240	83,102
Ladbrokes plc	57,729	194,373

16

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Marston’s plc	60,400	128,094
Millennium & Copthorne Hotels plc	6,578	56,609
Mitchells & Butlers plc *	35,442	186,977
Rank Group plc	23,519	56,101
Restaurant Group plc	11,525	68,761
Spirit Pub Co. plc	27,284	29,091
Sportingbet plc	50,003	43,921

		1,097,729

Diversified Financials 1.7%
3i Group plc	31,311	130,839
Aberdeen Asset Management plc	18,065	115,295
Ashmore Group plc	8,198	46,456
Close Brothers Group plc	8,139	127,945
F&C Asset Management plc	43,510	72,802
Henderson Group plc	64,756	159,054
IG Group Holdings plc	12,053	85,300
Intermediate Capital Group plc	21,367	119,767
International Personal Finance	18,985	121,528
Investec plc	25,199	184,424
Jupiter Fund Management plc	6,611	34,051
London Stock Exchange Group plc	8,566	163,610
Provident Financial plc	6,892	157,675
Rathbone Brothers plc	1,422	30,334
Schroders plc	4,274	131,340
Schroders plc, Non Voting Shares	1,664	41,530
Tullett Prebon plc	15,448	58,696

		1,780,646

Energy 0.5%
Enquest plc *	14,121	28,928
Hunting plc	6,811	91,529
Petrofac Ltd.	4,130	107,141
Premier Oil plc *	10,336	61,200
Subsea 7 S.A.	5,045	121,870
Tullow Oil plc	7,049	127,098

		537,766

Food & Staples Retailing 0.2%
Booker Group plc	96,476	160,801
Greggs plc	11,235	85,152

		245,953

Food, Beverage & Tobacco 0.3%
Cranswick plc	4,873	74,194
Dairy Crest Group plc	20,298	133,841
Premier Foods plc *	90,965	134,893

		342,928

Health Care Equipment & Services 0.1%
Synergy Health plc	2,368	41,199

Household & Personal Products 0.1%
McBride plc	22,894	48,474
PZ Cussons plc	11,911	73,447

		121,921

Insurance 0.8%
Admiral Group plc	6,420	124,672
Beazley plc	27,270	79,321
Catlin Group Ltd.	19,673	163,193
Hiscox Ltd.	21,508	161,627
Jardine Lloyd Thompson Group plc	4,626	57,596
Lancashire Holdings Ltd.	10,682	138,959
Phoenix Group Holdings (b)	1,520	3,375
Phoenix Group Holdings	7,806	79,394

		808,137

Materials 0.9%
Croda International plc	2,168	83,312
DS Smith plc	48,546	170,517
Elementis plc	13,116	43,912
Eurasian Natural Resources Corp.	21,459	112,178
Evraz plc	40,599	185,890
Filtrona plc	7,727	70,544
Lonmin plc *	17,737	101,270
Petropavlovsk plc	5,183	28,575
Randgold Resources Ltd.	431	40,597
RPC Group plc	8,018	54,681
Victrex plc	1,770	42,980

		934,456

Media 0.3%
Aegis Group plc	19,963	74,300
Cineworld Group plc	9,535	40,529
Daily Mail & General Trust plc	15,525	147,540
Mecom Group plc	27,975	40,664

		303,033

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Hikma Pharmaceuticals plc	2,850	36,439

Real Estate 0.6%
Capital Shopping Centres Group plc	22,151	125,118
Derwent London plc	1,153	39,436
Great Portland Estates plc	4,710	36,303
Hammerson plc	19,989	153,877
Mapeley Ltd. (b)(c)*	2,199	—
Savills plc	10,126	79,496
Segro plc	35,702	140,498
Songbird Estates plc (a)*	39,433	79,896

		654,624

Retailing 0.8%
Carpetright plc *	3,182	34,338
Darty plc	161,276	154,065
Debenhams plc	97,211	156,181
Halfords Group plc	25,198	136,118
Howden Joinery Group plc	14,340	42,618
John Menzies plc	2,700	29,718
Lookers plc	24,589	30,906
Mothercare plc *	15,895	78,149
N Brown Group plc	10,346	60,513
Sports Direct International plc *	4,389	27,494
WH Smith plc	11,923	125,932

		876,032

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	11,000	150,679
CSR plc	13,723	78,613

		229,292

 17

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.2%
Aveva Group plc	687	23,541
Computacenter plc	14,512	103,734
Micro Focus International plc	5,129	49,613
Xchanging plc *	26,027	50,257

		227,145

Technology Hardware & Equipment 0.8%
Domino Printing Sciences plc	4,023	42,016
Electrocomponents plc	36,439	142,493
Halma plc	11,707	85,508
Laird plc	26,889	95,259
Pace plc	22,835	81,740
Premier Farnell plc	18,687	62,766
Spectris plc	3,874	135,702
Spirent Communications plc	27,066	68,868
TT Electronics plc	20,255	51,720
Xyratex Ltd.	4,400	40,920

		806,992

Telecommunication Services 0.3%
Inmarsat plc	16,536	169,059
KCOM Group plc	30,212	34,452
TalkTalk Telecom Group plc	27,788	104,274

		307,785

Transportation 0.8%
BBA Aviation plc	32,640	114,806
easyJet plc	9,645	142,324
Go-Ahead Group plc	3,994	82,712
International Consolidated Airlines Group S.A. *	44,440	149,627
Northgate plc	32,442	163,749
Stagecoach Group plc	20,761	100,832
Stolt-Nielsen Ltd.	3,333	71,078

		825,128

		13,740,305

Total Common Stock
(Cost $89,043,895)		100,115,396

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.2%
Porsche Automobil Holding SE	1,857	161,685

Capital Goods 0.1%
Jungheinrich AG	1,440	66,472

Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGAA	324	39,721

Materials 0.1%
Fuchs Petrolub AG	1,277	97,727

Media 0.1%
ProSiebenSat.1 Media AG	3,555	121,237

Total Preferred Stock
(Cost $325,452)		486,842

Warrants 0.0% of net assets

Netherlands 0.0%

Real Estate 0.0%
Nieuwe Steen Investments N.V. (b)(c)*	2,410	—

Total Warrants
(Cost $—)		—

Other Investment Companies 1.3% of net assets

Australia 0.1%
Australian Infrastructure Fund	14,576	47,120

United States 1.2%
iShares MSCI EAFE Small Cap Index Fund	30,000	1,273,200

Total Other Investment Companies
(Cost $1,219,928)		1,320,320

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 2.1% of net assets

Time Deposits 2.0%
Bank of Montreal
US Dollar
0.03%, 02/01/13	2,047,129	2,047,129
Brown Brothers Harriman
Canadian Dollar
0.20%, 02/01/13	7,363	7,382
Euro
(0.04)%, 02/01/13	1,379	1,872
Hong Kong Dollar
0.01%, 02/01/13	5,810	749
Japanese Yen
0.01%, 02/01/13	349,187	3,818
Pound Sterling
0.06%, 02/01/13	5,439	8,627
Swedish Krona
0.05%, 02/01/13	75,460	11,869
JPMorgan Chase
Norwegian Krone
0.30%, 02/01/13	126,751	23,202

		2,104,648

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.01%, 03/14/13 (d)(e)	50,000	50,000

18

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)
0.04%, 03/14/13 (d)(e)	68,000	67,997

		117,997

Total Short-Term Investments
(Cost $2,222,645)		2,222,645

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 2.1% of net assets

Wells Fargo Advantage Government Money Market Fund	2,246,094	2,246,094

Total Collateral Invested for Securities on Loan
(Cost $2,246,094)		2,246,094

End of Collateral Invested for Securities on Loan.

At 01/31/13, the tax basis cost of the fund’s investments was $93,551,566 and the unrealized appreciation and depreciation were $15,598,038 and ($5,004,401), respectively, with a net unrealized appreciation of $10,593,637.

At 01/31/13, the values of certain foreign securities held by the fund aggregating $84,354,487 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $31,751 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
MSCI EAFE, e-mini, Long, expires 03/15/13	27	2,269,890	67,463

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

 19

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

•	International fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures and forward foreign currency exchange contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s forward exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

20

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$374,691	$—	$374,691
Australia[1]	—	4,336,026	—	4,336,026
Retailing	63,021	497,382	—	560,403
Austria[1]	—	571,503	—	571,503
Capital Goods	107,555	222,884	—	330,439
Belgium[1]	—	503,846	—	503,846
Capital Goods	48,446	—	—	48,446
Diversified Financials	102,137	151,400	—	253,537
Energy	31,004	—	—	31,004
Real Estate	54,990	22,931	—	77,921
Retailing	143,372	—	—	143,372
Telecommunication Services	74,717	—	—	74,717
Utilities	86,585	—	—	86,585
Canada[1]	8,393,327	—	—	8,393,327
Denmark[1]	—	1,108,980	—	1,108,980
Health Care Equipment & Services	105,028	115,425	—	220,453
Pharmaceuticals, Biotechnology & Life Sciences	66,408	—	—	66,408
Software & Services	60,788	—	—	60,788
Finland[1]	—	1,973,710	—	1,973,710
Commercial & Professional Supplies	52,530	—	—	52,530
Health Care Equipment & Services	41,930	—	—	41,930
France[1]	—	1,851,681	—	1,851,681
Consumer Durables & Apparel	30,358	278,549	—	308,907
Consumer Services	63,786	—	—	63,786
Food, Beverage & Tobacco	89,908	—	—	89,908
Health Care Equipment & Services	25,798	63,115	—	88,913
Materials	65,897	381,568	—	447,465
Media	248,366	796,101	—	1,044,467
Real Estate	35,349	504,343	—	539,692
Software & Services	45,765	468,617	—	514,382
Telecommunication Services	75,248	—	—	75,248
Transportation	64,889	251,327	—	316,216
Utilities	99,458	—	—	99,458
Germany[1]	—	2,914,254	—	2,914,254
Health Care Equipment & Services	140,938	—	—	140,938
Media	44,859	232,700	—	277,559
Greece[1]	—	539,764	—	539,764
Transportation	116,084	—	—	116,084
Hong Kong[1]	—	3,050,151	—	3,050,151
Transportation	41,228	397,718	—	438,946

 21

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Ireland[1]	$—	$83,002	$—	$83,002
Capital Goods	203,848	117,164	—	321,012
Consumer Services	76,574	—	—	76,574
Food, Beverage & Tobacco	184,491	69,085	—	253,576
Health Care Equipment & Services	102,931	—	—	102,931
Insurance	54,257	—	—	54,257
Pharmaceuticals, Biotechnology & Life Sciences	58,620	—	—	58,620
Israel[1]	—	604,539	—	604,539
Energy	84,313	177,221	—	261,534
Software & Services	135,150	42,628	—	177,778
Italy[1]	—	2,441,003	—	2,441,003
Banks	95,860	156,473	—	252,333
Utilities	88,454	274,076	—	362,530
Japan[1]	—	25,119,725	—	25,119,725
Capital Goods	54,533	6,632,713	—	6,687,246
Consumer Services	58,593	543,355	—	601,948
Food & Staples Retailing	22,079	861,362	—	883,441
Media	169,266	433,359	—	602,625
Software & Services	37,508	1,335,917	—	1,373,425
Luxembourg[1]	—	151,715	—	151,715
Banks	115,115	—	—	115,115
Materials	111,061	—	—	111,061
Telecommunication Services	81,085	—	—	81,085
Netherlands[1]	—	953,128	—	953,128
Capital Goods	91,610	521,222	—	612,832
Consumer Durables & Apparel	33,244	70,166	—	103,410
Energy	51,143	—	—	51,143
Food & Staples Retailing	104,286	51,386	—	155,672
Health Care Equipment & Services	177,684	—	—	177,684
Insurance	—	—	4,845	4,845
Telecommunication Services	24,724	—	—	24,724
Norway[1]	—	1,134,404	—	1,134,404
Banks	45,699	47,463	—	93,162
Portugal[1]	—	433,061	—	433,061
Materials	80,237	46,570	—	126,807
Media	70,604	—	—	70,604
Utilities	31,205	—	—	31,205
Singapore[1]	—	1,709,797	—	1,709,797
Energy	—	—	26,906	26,906
Telecommunication Services	49,416	72,488	—	121,904

22

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Spain[1]	$—	$1,232,475	$—	$1,232,475
Capital Goods	110,753	340,854	—	451,607
Commercial & Professional Supplies	46,694	—	—	46,694
Consumer Services	46,598	28,902	—	75,500
Food, Beverage & Tobacco	75,420	147,143	—	222,563
Pharmaceuticals, Biotechnology & Life Sciences	8,382	111,687	—	120,069
Sweden[1]	—	2,167,232	—	2,167,232
Capital Goods	44,755	327,885	—	372,640
Switzerland[1]	—	1,626,078	—	1,626,078
Banks	51,058	34,745	—	85,803
Capital Goods	43,039	614,538	—	657,577
Real Estate	83,794	—	—	83,794
Retailing	104,243	63,300	—	167,543
Transportation	163,766	—	—	163,766
Utilities	64,952	—	—	64,952
United Kingdom[1]	—	1,099,931	—	1,099,931
Capital Goods	45,959	1,666,993	—	1,712,952
Commercial & Professional Supplies	247,266	906,722	—	1,153,988
Consumer Durables & Apparel	20,098	625,581	—	645,679
Consumer Services	141,266	956,463	—	1,097,729
Diversified Financials	103,136	1,677,510	—	1,780,646
Food, Beverage & Tobacco	209,087	133,841	—	342,928
Health Care Equipment & Services	41,199	—	—	41,199
Household & Personal Products	121,921	—	—	121,921
Insurance	—	804,762	3,375	808,137
Materials	54,681	879,775	—	934,456
Media	40,529	262,504	—	303,033
Real Estate	159,392	495,232	—	654,624
Retailing	431,072	444,960	—	876,032
Software & Services	50,257	176,888	—	227,145
Technology Hardware & Equipment	216,396	590,596	—	806,992
Telecommunication Services	138,726	169,059	—	307,785
Transportation	234,827	590,301	—	825,128
Preferred Stock[1]	—	486,842	—	486,842
Warrants[1]	—	—	—	—
Other Investment Companies[1]	1,320,320	—	—	1,320,320
Short-Term Investments[1]	—	2,222,645	—	2,222,645

Total	$17,532,945	$86,577,132	$35,126	$104,145,203

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,246,094	$—	$—	$2,246,094
Futures Contract[2]	67,463	—	—	67,463

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

 23

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
Netherlands	$4,930	$—	($85)	$—	$—	$—	$—	$4,845
Singapore	27,299	—	(393)	—	—	—	—	26,906
United Kingdom	—	—	3,375	—	—	—	—	3,375
Preferred Stock
United Kingdom	1,108	(9)	(7)	—	(1,092)	—	—	—

Total	$33,337	($9)	$2,890	$—	($1,092)	$—	$—	$35,126

The funds policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013. The transfers in the amount of $1,002,005 and $2,688,014 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

On January 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46849JAN13

24

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

86.9%	Common Stock	281,659,950	301,730,750
7.8%	Preferred Stock	30,456,822	27,029,745
1.0%	Other Investment Company	3,541,810	3,537,600
3.9%	Short-Term Investments	13,518,161	13,518,161

99.6%	Total Investments	329,176,743	345,816,256
0.4%	Other Assets and Liabilities, Net		1,420,053

100.0%	Total Net Assets		347,236,309

	Number	Value
Security	of Shares	($)

Common Stock 86.9% of net assets

Brazil 5.0%

Banks 1.1%
Banco Bradesco S.A.	70,100	1,245,807
Banco do Brasil S.A.	171,900	2,106,290
Itau Unibanco Holding S.A.	22,658	380,686

		3,732,783

Capital Goods 0.2%
Embraer S.A.	83,600	690,597

Diversified Financials 0.2%
BM&F BOVESPA S.A.	92,200	645,425

Energy 1.5%
Petroleo Brasileiro S.A. - Petrobras	550,700	5,021,838

Food, Beverage & Tobacco 0.3%
BRF-Brasil Foods S.A.	38,500	845,652
Companhia de Bebidas das Americas	5,480	247,754

		1,093,406

Materials 1.2%
Companhia Siderurgica Nacional S.A.	155,000	834,903
Gerdau S.A.	26,300	202,861
Usinas Siderurgicas de Minas Gerais S.A.	34,900	195,537
Vale S.A.	147,100	2,966,057

		4,199,358

Telecommunication Services 0.1%
Oi S.A.	16,414	83,884
Tim Participacoes S.A.	81,356	359,449

		443,333

Utilities 0.4%
Centrais Eletricas Brasileiras S.A.	96,103	343,613
Cia de Saneamento Basico do Estado de Sao Paulo	12,300	554,051
Companhia Energetica de Minas Gerais	10,056	108,723
CPFL Energia S.A.	49,500	504,608

		1,510,995

		17,337,735

Chile 0.7%

Energy 0.2%
Empresas Copec S.A.	41,262	639,092

Materials 0.1%
Empresas CMPC S.A.	96,328	372,774

Utilities 0.4%
Empresa Nacional de Electricidad S.A.	277,809	481,718
Enersis S.A.	2,361,454	939,776

		1,421,494

		2,433,360

China 10.9%

Banks 4.1%
Agricultural Bank of China Ltd., Class H	1,464,600	797,557
Bank of China Ltd., Class H	6,904,234	3,401,817
BOC Hong Kong (Holdings) Ltd.	242,000	835,069
China Construction Bank Corp., Class H	6,360,000	5,486,331
China Merchants Bank Co., Ltd., Class H	206,350	494,647
Industrial & Commercial Bank of China Ltd., Class H	4,363,172	3,285,946

		14,301,367

Capital Goods 0.3%
China Communications Construction Co., Ltd., Class H	565,000	574,391
Citic Pacific Ltd.	265,000	426,244

		1,000,635

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial Holdings Ltd.	117,000	391,925

Energy 3.2%
China Petroleum & Chemical Corp., Class H	3,184,000	3,863,123
China Shenhua Energy Co., Ltd., Class H	214,000	920,225
CNOOC Ltd.	1,218,000	2,506,503

 1

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PetroChina Co., Ltd., Class H	2,575,000	3,651,530

		10,941,381

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	130,000	466,117

Insurance 0.5%
China Life Insurance Co., Ltd., Class H	420,000	1,401,722
Ping An Insurance (Group) Co. of China Ltd., Class H	56,000	502,440

		1,904,162

Technology Hardware & Equipment 0.2%
Lenovo Group Ltd.	536,000	558,301

Telecommunication Services 2.4%
China Mobile Ltd.	539,000	5,893,535
China Telecom Corp., Ltd., Class H	2,276,000	1,239,621
China Unicom (Hong Kong) Ltd.	647,056	1,035,426

		8,168,582

		37,732,470

Colombia 0.3%

Banks 0.1%
Bancolombia S.A.	16,600	284,987

Energy 0.2%
Ecopetrol S.A.	195,840	623,234

		908,221

Czech Republic 0.6%

Materials 0.2%
Unipetrol A/S *	86,000	775,361

Telecommunication Services 0.2%
Telefonica Czech Republic A/S	28,784	497,701

Utilities 0.2%
CEZ A/S	25,446	825,212

		2,098,274

Egypt 0.2%

Telecommunication Services 0.2%
Orascom Telecom Holding S.A.E. GDR - Reg’d *	244,761	797,921

Hungary 0.8%

Banks 0.3%
OTP Bank plc	50,595	1,088,028

Energy 0.3%
MOL Hungarian Oil & Gas plc	13,054	1,123,852

Telecommunication Services 0.2%
Magyar Telekom Telecommunications plc	260,820	492,529

		2,704,409

India 3.1%

Banks 0.5%
Housing Development Finance Corp., Ltd.	29,263	432,922
ICICI Bank Ltd.	35,733	797,974
State Bank of India	11,968	548,655

		1,779,551

Energy 1.6%
Indian Oil Corp., Ltd.	86,426	531,815
Oil & Natural Gas Corp., Ltd.	270,294	1,726,219
Reliance Industries Ltd.	189,985	3,167,244

		5,425,278

Materials 0.3%
Hindalco Industries Ltd.	210,947	460,804
Tata Steel Ltd.	70,101	533,592

		994,396

Software & Services 0.5%
Infosys Ltd.	25,032	1,314,685
Tata Consultancy Services Ltd.	16,600	419,670

		1,734,355

Telecommunication Services 0.1%
Bharti Airtel Ltd.	73,386	468,565

Utilities 0.1%
NTPC Ltd.	137,331	405,967

		10,808,112

Indonesia 0.7%

Automobiles & Components 0.2%
PT Astra International Tbk	1,022,500	772,007

Energy 0.1%
PT Bumi Resources Tbk	3,626,000	253,242

Telecommunication Services 0.4%
PT Telekomunikasi Indonesia (Persero) Tbk	1,293,000	1,295,012

		2,320,261

Malaysia 1.3%

Banks 0.5%
CIMB Group Holdings Berhad	195,900	454,573
Malayan Banking Berhad	177,900	508,449
Public Bank Berhad	153,700	767,671

		1,730,693

Capital Goods 0.2%
Sime Darby Berhad	211,300	632,704

Consumer Services 0.1%
Genting Berhad	127,900	390,984

Telecommunication Services 0.3%
Axiata Group Berhad	302,200	612,820
Telekom Malaysia Berhad	341,900	610,732

		1,223,552

Utilities 0.2%
Tenaga Nasional Berhad	309,300	697,446

		4,675,379

2

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Mexico 4.1%

Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O	84,400	581,957

Capital Goods 0.2%
Alfa S.A.B., Class A	295,000	708,347

Food & Staples Retailing 0.4%
Wal-Mart de Mexico S.A.B. de C.V., Series V	381,500	1,236,801

Food, Beverage & Tobacco 0.5%
Fomento Economico Mexicano S.A.B. de C.V.	130,500	1,409,116
Grupo Bimbo S.A.B. de C.V., Series A	188,400	487,203

		1,896,319

Materials 1.3%
Cemex S.A.B. de C.V., Series CPO *	3,282,500	3,580,787
Grupo Mexico S.A.B. de C.V., Series B	281,200	1,047,871

		4,628,658

Media 0.4%
Grupo Televisa S.A.B., Series CPO	263,800	1,478,073

Telecommunication Services 1.1%
America Movil S.A.B. de C.V., Series L	2,923,600	3,672,148

		14,202,303

Poland 2.2%

Banks 0.3%
Bank Pekao S.A.	8,850	435,288
Powszechna Kasa Oszczednosci Bank Polski S.A.	51,205	572,468

		1,007,756

Energy 0.6%
Polski Koncern Naftowy Orlen S.A. *	131,223	2,077,460

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	6,212	818,744

Materials 0.5%
KGHM Polska Miedz S.A.	26,773	1,638,275

Telecommunication Services 0.3%
Telekomunikacja Polska S.A.	238,370	925,584

Utilities 0.3%
PGE S.A.	126,174	695,871
Tauron Polska Energia S.A.	339,276	518,712

		1,214,583

		7,682,402

Republic of Korea 19.8%

Automobiles & Components 1.5%
Hyundai Mobis	5,287	1,384,556
Hyundai Motor Co.	16,562	3,118,813
Kia Motors Corp.	17,043	809,529

		5,312,898

Banks 1.6%
Hana Financial Group, Inc.	26,830	960,731
KB Financial Group, Inc.	40,520	1,442,468
Korea Exchange Bank *	65,800	458,002
Shinhan Financial Group Co., Ltd.	53,890	2,024,689
Woori Finance Holdings Co., Ltd. *	65,080	765,191

		5,651,081

Capital Goods 3.4%
Daelim Industrial Co., Ltd.	5,336	454,040
GS Engineering & Construction Corp.	5,928	303,180
Hyundai Engineering & Construction Co., Ltd.	6,200	390,579
Hyundai Heavy Industries Co., Ltd.	6,080	1,200,523
LG Corp.	70,346	4,144,113
Samsung C&T Corp.	19,760	1,150,877
Samsung Heavy Industries Co., Ltd.	14,720	517,236
SK Holdings Co., Ltd.	17,785	2,810,683
SK Networks Co., Ltd.	91,070	673,125

		11,644,356

Consumer Durables & Apparel 0.9%
LG Electronics, Inc.	45,100	2,986,144

Energy 1.1%
GS Holdings	13,931	908,643
S-Oil Corp.	8,250	742,141
SK Innovation Co., Ltd.	12,746	2,008,621

		3,659,405

Food, Beverage & Tobacco 0.3%
KT&G Corp.	13,141	915,951

Insurance 0.5%
Hanwha Life Insurance Co., Ltd.	63,330	431,250
Samsung Fire & Marine Insurance Co., Ltd.	3,592	726,937
Samsung Life Insurance Co., Ltd.	7,390	712,666

		1,870,853

Materials 2.5%
Cheil Industries, Inc.	5,300	424,874
Hanwha Corp. *	13,930	427,656
Hyosung Corp. *	7,000	410,280
Hyundai Steel Co.	7,876	599,872
LG Chem Ltd.	4,353	1,217,996
Lotte Chemical Corp. *	2,200	510,518
POSCO	15,512	5,070,908

		8,662,104

Retailing 0.4%
Lotte Shopping Co., Ltd.	1,899	649,807
Shinsegae Co., Ltd.	3,937	795,474

		1,445,281

Semiconductors & Semiconductor Equipment 4.4%
Samsung Electronics Co., Ltd.	10,666	14,190,409

 3

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SK Hynix, Inc. *	52,230	1,168,964

		15,359,373

Software & Services 0.3%
SK C&C Co., Ltd.	11,564	1,098,524

Technology Hardware & Equipment 0.8%
LG Display Co., Ltd. *	69,200	1,858,257
Samsung Electro-Mechanics Co., Ltd.	5,039	424,534
Samsung SDI Co., Ltd.	4,549	595,345

		2,878,136

Telecommunication Services 1.3%
KT Corp.	58,100	1,955,462
LG Uplus Corp.	83,100	621,301
SK Telecom Co., Ltd.	12,600	1,937,547

		4,514,310

Utilities 0.8%
Korea Electric Power Corp. *	94,350	2,800,336

		68,798,752

Russia 15.4%

Banks 0.7%
Sberbank of Russia ADR	176,254	2,600,342

Energy 12.4%
Gazprom ADR	1,393,970	13,128,400
LUKOIL ADR	244,565	16,490,886
NovaTek OAO GDR - Reg’d.	7,581	887,178
Rosneft Oil Co. GDR - Reg’d	276,094	2,423,794
Surgutneftegas ADR	723,007	7,495,220
Tatneft ADR	53,812	2,478,560

		42,904,038

Materials 1.1%
Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	155,278	3,093,338
Severstal GDR - Reg’d	45,141	563,072

		3,656,410

Telecommunication Services 1.1%
Mobile TeleSystems ADR	95,551	1,878,533
Rostelecom OJSC ADR	39,326	951,648
Sistema JSFC GDR - Reg’d	41,496	910,812

		3,740,993

Utilities 0.1%
Federal Hydrogenerating Co., ADR	186,507	455,880

		53,357,663

South Africa 6.5%

Banks 0.7%
ABSA Group Ltd.	29,669	567,932
Nedbank Group Ltd.	20,246	439,339
Standard Bank Group Ltd.	122,270	1,590,799

		2,598,070

Capital Goods 0.7%
Aveng Ltd.	141,306	493,665
Barloworld Ltd.	66,460	621,945
Bidvest Group Ltd.	49,687	1,186,145

		2,301,755

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	172,052	522,127

Diversified Financials 0.4%
FirstRand Ltd.	275,426	993,022
Remgro Ltd.	25,547	465,502

		1,458,524

Energy 1.0%
Sasol Ltd.	82,877	3,579,020

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	22,394	421,406

Food, Beverage & Tobacco 0.2%
Tiger Brands Ltd.	16,164	531,689

Insurance 0.3%
Sanlam Ltd.	178,250	904,511

Materials 1.2%
Anglo American Platinum Ltd.	9,321	456,998
AngloGold Ashanti Ltd.	12,913	360,955
ArcelorMittal South Africa Ltd. *	110,862	434,826
Gold Fields Ltd.	67,364	780,697
Impala Platinum Holdings Ltd.	80,975	1,467,678
Sappi Ltd. *	149,920	524,094

		4,025,248

Media 0.2%
Naspers Ltd., Class N	11,905	768,366

Retailing 0.2%
Imperial Holdings Ltd.	29,082	633,187

Telecommunication Services 1.3%
MTN Group Ltd.	177,494	3,472,784
Telkom South Africa Ltd. *	430,759	801,203
Vodacom Group Ltd.	28,917	402,209

		4,676,196

		22,420,099

Taiwan 12.4%

Banks 0.3%
Chinatrust Financial Holding Co., Ltd.	983,425	563,603
Mega Financial Holding Co., Ltd.	729,404	597,381

		1,160,984

Capital Goods 0.3%
Far Eastern New Century Corp.	605,743	702,290
Walsin Lihwa Corp. *	1,450,000	489,114

		1,191,404

Consumer Durables & Apparel 0.2%
Pou Chen Corp.	548,267	547,869

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	537,674	687,204

Energy 0.2%
Formosa Petrochemical Corp.	304,330	877,837

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	378,794	665,410

4

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.2%
Cathay Financial Holding Co., Ltd.	534,357	595,757

Materials 2.2%
China Steel Corp.	2,007,544	1,893,634
Formosa Chemicals & Fibre Corp.	699,420	1,900,862
Formosa Plastics Corp.	569,820	1,548,264
Nan Ya Plastics Corp.	901,160	1,833,316
Taiwan Cement Corp.	413,299	559,188

		7,735,264

Semiconductors & Semiconductor Equipment 2.8%
Advanced Semiconductor Engineering, Inc.	663,094	535,211
MediaTek, Inc.	116,138	1,272,047
Siliconware Precision Industries Co.	647,270	676,144
Taiwan Semiconductor Manufacturing Co., Ltd.	1,820,689	6,238,998
United Microelectronics Corp.	2,634,965	1,029,317

		9,751,717

Technology Hardware & Equipment 5.0%
Innolux Corp. *	1,258,357	655,250
Acer, Inc. *	1,154,496	1,021,180
Asustek Computer, Inc.	192,041	2,200,894
AU Optronics Corp. *	4,270,800	1,737,286
Compal Electronics, Inc.	1,412,305	1,027,112
Delta Electronics, Inc.	224,025	811,646
Foxconn Technology Co., Ltd.	115,197	337,141
Hon Hai Precision Industry Co., Ltd.	1,384,546	3,963,975
HTC Corp.	108,473	1,069,781
Inventec Corp.	1,426,639	571,084
Lite-On Technology Corp.	572,299	824,879
Pegatron Corp. *	667,264	884,560
Quanta Computer, Inc.	423,500	989,840
Synnex Technology International Corp.	196,000	397,888
Wistron Corp.	643,498	745,694

		17,238,210

Telecommunication Services 0.8%
Chunghwa Telecom Co., Ltd.	550,906	1,755,575
Far EasTone Telecommunications Co., Ltd.	205,622	523,158
Taiwan Mobile Co., Ltd.	140,600	500,271

		2,779,004

		43,230,660

Thailand 1.0%

Energy 0.8%
PTT Exploration & Production PCL	100,000	556,673
PTT PCL	152,887	1,748,306
Thai Oil PCL	214,700	530,990

		2,835,969

Telecommunication Services 0.2%
Advanced Info Service PCL - Reg’d	87,875	618,838

		3,454,807

Turkey 1.7%

Banks 0.8%
Akbank T.A.S.	130,670	660,780
Turkiye Garanti Bankasi A/S	163,039	817,600
Turkiye Is Bankasi, Class C	193,223	714,002
Turkiye Vakiflar Bankasi T.A.O., Class D	190,008	555,234

		2,747,616

Capital Goods 0.2%
KOC Holding A/S	175,263	914,526

Diversified Financials 0.2%
Haci Omer Sabanci Holding A/S	105,159	606,008

Energy 0.3%
Tupras-Turkiye Petrol Rafinerileri A/S	34,427	949,640

Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S *	127,999	799,926

		6,017,716

United Arab Emirates 0.2%

Real Estate 0.2%
Emaar Properties PJSC	565,000	750,206

Total Common Stock
(Cost $281,659,950)		301,730,750

Preferred Stock 7.8% of net assets

Brazil 7.1%

Banks 2.0%
Banco Bradesco S.A.	146,778	2,699,480
Itau Unibanco Holding S.A.	220,500	3,803,538
Itausa - Investimentos Itau S.A.	91,868	465,026

		6,968,044

Energy 1.6%
Petroleo Brasileiro S.A.	609,200	5,511,272

Food, Beverage & Tobacco 0.4%
Companhia de Bebidas das Americas	25,569	1,204,395

Materials 2.2%
Bradespar S.A.	26,300	406,861
Gerdau S.A.	157,600	1,382,616
Metalurgica Gerdau S.A.	124,300	1,388,899
Usinas Siderurgicas de Minas Gerais S.A., Class A	134,300	696,680
Vale S.A., Class A	194,400	3,767,231

		7,642,287

Telecommunication Services 0.5%
Oi S.A.	185,211	750,750

 5

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Telefonica Brasil S.A.	38,632	975,621

		1,726,371

Utilities 0.4%
Centrais Eletricas Brasileiras S.A., Class B	73,400	466,421
Companhia Energetica de Minas Gerais	69,585	754,782
Eletropaulo Metropolitana S.A.	41,900	287,210

		1,508,413

		24,560,782

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	18,400	323,143

Republic of Korea 0.6%

Automobiles & Components 0.1%
Hyundai Motor Co.	2,500	158,872
Hyundai Motor Co., 2nd	4,100	281,290

		440,162

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	8,000	147,339

Materials 0.0%
LG Chem Ltd.	700	62,182

Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	1,920	1,496,137

		2,145,820

Total Preferred Stock
(Cost $30,456,822)		27,029,745

Other Investment Company 1.0% of net assets

United States 1.0%
iShares MSCI Emerging Markets Index Fund	80,000	3,537,600

Total Other Investment Company
(Cost $3,541,810)		3,537,600

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 3.9% of net assets

Time Deposits 3.7%
Bank of America
US Dollar
0.03%, 02/01/13	10,357,276	10,357,276
Citibank
US Dollar
0.03%, 02/01/13	2,590,907	2,590,907

		12,948,183

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.01%, 03/14/13 (a)(b)	25,000	25,000
0.02%, 03/14/13 (a)(b)	50,000	49,999
0.03%, 03/14/13 (a)(b)	270,000	269,991
0.04%, 03/14/13 (a)(b)	50,000	49,998
0.05%, 03/14/13 (a)(b)	175,000	174,990

		569,978

Total Short-Term Investments
(Cost $13,518,161)		13,518,161

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $333,546,437 and the unrealized appreciation and depreciation were $37,265,663 and ($24,995,844), respectively, with a net unrealized appreciation of $12,269,819.

At 01/31/13, the values of certain foreign securities held by the fund aggregating $285,330,138 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered

In addition to the above, the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract
MSCI Emerging Markets, Mini, Long, expires 03/15/13	250	13,397,500	(143,553)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

6

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures and forward foreign currency exchange contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s forward exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

 7

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$100,438,124	$—	$100,438,124
Brazil[1]	—	5,465,171	—	5,465,171
Banks	3,352,097	380,686	—	3,732,783
Capital Goods	690,597	—	—	690,597
Diversified Financials	645,425	—	—	645,425
Food, Beverage & Tobacco	1,093,406	—	—	1,093,406
Materials	202,861	3,996,497	—	4,199,358
Utilities	1,510,995	—	—	1,510,995
Chile[1]	—	1,794,268	—	1,794,268
Energy	639,092	—	—	639,092
Colombia[1]	908,221	—	—	908,221
Czech Republic[1]	—	825,212	—	825,212
Materials	775,361	—	—	775,361
Telecommunication Services	497,701	—	—	497,701
Egypt[1]	797,921	—	—	797,921
India[1]	—	5,382,834	—	5,382,834
Energy	531,815	4,893,463	—	5,425,278
Malaysia[1]	—	1,721,134	—	1,721,134
Banks	508,449	1,222,244	—	1,730,693
Telecommunication Services	610,732	612,820	—	1,223,552
Mexico[1]	14,202,303	—	—	14,202,303

8

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Republic of Korea[1]	$—	$67,882,801	$—	$67,882,801
Food, Beverage & Tobacco	915,951	—	—	915,951
Russia[1]	—	49,616,670	—	49,616,670
Telecommunication Services	1,878,533	1,862,460	—	3,740,993
South Africa[1]	—	16,093,096	—	16,093,096
Capital Goods	493,665	1,808,090	—	2,301,755
Materials	524,094	3,501,154	—	4,025,248
Thailand[1]	3,454,807	—	—	3,454,807
Preferred Stock[1]	—	2,145,820	—	2,145,820
Brazil[1]	—	5,511,272	—	5,511,272
Banks	4,268,564	2,699,480	—	6,968,044
Food, Beverage & Tobacco	1,204,395	—	—	1,204,395
Materials	1,382,616	6,259,671	—	7,642,287
Telecommunication Services	975,621	750,750	—	1,726,371
Utilities	1,041,992	466,421	—	1,508,413
Colombia[1]	323,143	—	—	323,143
Other Investment Company[1]	3,537,600	—	—	3,537,600
Short-Term Investments[1]	—	13,518,161	—	13,518,161

Total	$46,967,957	$298,848,299	$—	$345,816,256

Liabilities Valuation Input

Other Financial Instruments
Futures Contract[2]	($143,553)	$—	$—	($143,553)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $25,989,092 and $3,069,170 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2013. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

On January 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46850JAN13

 9

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.3%	Common Stock	126,754,022	158,355,831
3.5%	Other Investment Companies	5,670,671	5,670,758
0.1%	Short-Term Investment	180,993	180,993

99.9%	Total Investments	132,605,686	164,207,582
0.1%	Other Assets and Liabilities, Net		127,601

100.0%	Net Assets		164,335,183

	Number	Value
Security	of Shares	($)

Common Stock 96.3% of net assets

Automobiles & Components 0.1%
American Axle & Manufacturing Holdings, Inc. *	1,028	12,007
Cooper Tire & Rubber Co.	817	20,801
Dana Holding Corp.	2,028	32,610
Dorman Products, Inc.	200	6,926
Drew Industries, Inc.	170	6,225
Fuel Systems Solutions, Inc. *	223	3,274
Gentherm, Inc. *	278	4,025
Modine Manufacturing Co. *	840	7,123
Standard Motor Products, Inc.	198	4,596
Superior Industries International, Inc.	233	4,723
Tenneco, Inc. *	667	23,318
Winnebago Industries, Inc. *	587	10,989

		136,617

Banks 7.0%
1st Source Corp.	167	3,774
Astoria Financial Corp.	570	5,552
Banco Latinoamericano de Comercio Exterior, S.A., Class E	540	12,528
BancorpSouth, Inc.	1,539	22,316
Bank of the Ozarks, Inc.	55,885	2,029,743
Banner Corp.	363	10,963
BBCN Bancorp, Inc.	1,367	16,527
Berkshire Hills Bancorp, Inc.	188	4,550
BofI Holding, Inc. *	193	6,168
Boston Private Financial Holdings, Inc.	1,502	13,894
Brookline Bancorp, Inc.	662	5,832
BSB Bancorp, Inc. *	274	3,494
Cardinal Financial Corp.	710	11,601
Cathay General Bancorp	1,185	23,001
Chemical Financial Corp.	186	4,522
Citizens & Northern Corp.	209	4,159
Citizens Republic Bancorp, Inc. *	733	14,968
City Holding Co.	117	4,421
Columbia Banking System, Inc.	653	13,191
Community Bank System, Inc.	576	16,358
Community Trust Bancorp, Inc.	325	10,956
CVB Financial Corp.	989	10,879
Dime Community Bancshares, Inc.	304	4,198
Eagle Bancorp, Inc. *	268	6,046
F.N.B. Corp.	1,926	22,322
Financial Institutions, Inc.	161	3,234
First Busey Corp.	58,609	266,085
First California Financial Group, Inc. *	958	7,683
First Commonwealth Financial Corp.	784	5,543
First Connecticut Bancorp, Inc.	446	6,271
First Financial Bancorp	1,005	15,366
First Financial Bankshares, Inc.	484	19,873
First Financial Corp.	124	3,741
First Midwest Bancorp, Inc.	44,225	560,331
First Niagara Financial Group, Inc.	42,400	332,416
Firstmerit Corp.	1,533	23,348
Flushing Financial Corp.	20,122	318,732
Glacier Bancorp, Inc.	112,539	1,753,358
Great Southern Bancorp, Inc.	288	7,160
Hancock Holding Co.	11,042	333,689
Hanmi Financial Corp. *	818	13,456
Heritage Financial Corp.	278	3,928
Home Bancshares, Inc.	419	14,548
Home Loan Servicing Solutions Ltd.	505	10,979
HomeTrust Bancshares, Inc. *	716	10,346
IBERIABANK Corp.	34,742	1,788,866
Independent Bank Corp.	171	5,299
International Bancshares Corp.	32,410	633,615
Investors Bancorp, Inc.	564	9,955
Lakeland Financial Corp.	158	3,862
MB Financial, Inc.	16,963	379,462
MGIC Investment Corp. *	2,739	7,614
National Penn Bancshares, Inc.	1,907	18,593
Nationstar Mortgage Holdings, Inc. *	160	5,774
NBT Bancorp, Inc.	552	11,448
Northwest Bancshares, Inc.	49,966	609,585
OceanFirst Financial Corp.	470	6,669
Ocwen Financial Corp. *	1,222	47,621
Old National Bancorp	1,439	19,225
OmniAmerican Bancorp, Inc. *	389	9,651
Oriental Financial Group, Inc.	942	13,537
Oritani Financial Corp.	860	13,020
PacWest Bancorp	542	14,894
Park National Corp.	92	6,021
Park Sterling Corp. *	898	5,101
Pinnacle Financial Partners, Inc. *	641	13,762
PrivateBancorp, Inc.	978	16,792
Prosperity Bancshares, Inc.	645	29,096
Provident Financial Holdings, Inc.	393	6,540
Provident Financial Services, Inc.	981	14,548
Radian Group, Inc.	1,794	11,535
Renasant Corp.	277	5,388
S&T Bancorp, Inc.	199	3,670

 1

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sandy Spring Bancorp, Inc.	230	4,566
SCBT Financial Corp.	7,533	317,139
Signature Bank *	4,800	354,864
Simmons First National Corp., Class A	431	11,003
Simplicity Bancorp, Inc.	474	6,835
Southside Bancshares, Inc.	211	4,461
State Bank Financial Corp.	630	10,055
Sterling Bancorp	324	3,107
Sterling Financial Corp.	536	11,572
Susquehanna Bancshares, Inc.	2,590	29,578
Texas Capital Bancshares, Inc. *	529	21,901
The Bancorp, Inc. *	650	7,657
TriCo Bancshares	511	8,421
TrustCo Bank Corp.	1,765	9,337
Trustmark Corp.	908	21,002
UMB Financial Corp.	475	21,028
Umpqua Holdings Corp.	1,659	20,970
United Bankshares, Inc.	674	17,180
United Financial Bancorp, Inc.	296	4,431
ViewPoint Financial Group, Inc.	684	14,467
Webster Financial Corp.	30,623	681,362
WesBanco, Inc.	200	4,638
West Coast Bancorp	517	12,263
Westamerica Bancorp	4,728	210,018
Western Alliance Bancorp *	1,437	17,675
Westfield Financial, Inc.	414	3,122
Wilshire Bancorp, Inc. *	1,173	7,202
Wintrust Financial Corp.	539	19,981

		11,559,028

Capital Goods 10.3%
A.O. Smith Corp.	543	37,619
AAON, Inc.	212	4,821
AAR Corp.	612	11,536
Accuride Corp. *	1,081	4,065
Aceto Corp.	578	6,034
Actuant Corp., Class A	843	24,852
Acuity Brands, Inc.	5,679	390,715
Aegion Corp. *	602	14,159
AerCap Holdings N.V. *	17,900	261,519
Aerovironment, Inc. *	339	7,339
Aircastle Ltd.	931	12,848
Albany International Corp., Class A	29,494	739,120
Altra Holdings, Inc.	222	5,317
Ameresco, Inc., Class A *	681	6,701
American Science & Engineering, Inc.	132	8,921
Apogee Enterprises, Inc.	552	13,496
Applied Industrial Technologies, Inc.	598	26,288
Argan, Inc.	351	6,599
Astec Industries, Inc.	123	4,344
AZZ, Inc.	190	8,130
Barnes Group, Inc.	804	19,216
Beacon Roofing Supply, Inc. *	650	23,491
Belden, Inc.	26,029	1,253,296
Blount International, Inc. *	806	13,742
Brady Corp., Class A	675	23,551
Briggs & Stratton Corp.	735	17,442
Capstone Turbine Corp. *	9,964	8,401
Carlisle Cos., Inc.	21,680	1,390,772
Cascade Corp.	157	10,137
Chart Industries, Inc. *	417	27,601
Chicago Bridge & Iron Co., N.V., NY Shares	18,988	964,780
CIRCOR International, Inc.	136	5,644
CLARCOR, Inc.	626	31,588
Colfax Corp. *	50,648	2,259,407
Comfort Systems USA, Inc.	363	4,686
Cubic Corp.	6,295	295,865
Curtiss-Wright Corp.	628	22,388
DigitalGlobe, Inc. *	10,799	302,035
Douglas Dynamics, Inc.	621	8,185
DXP Enterprises, Inc. *	129	7,340
Dycom Industries, Inc. *	604	12,672
Edgen Group, Inc. *	821	6,560
EMCOR Group, Inc.	1,001	36,366
Encore Wire Corp.	156	5,089
EnerSys, Inc. *	680	27,832
EnPro Industries, Inc. *	360	16,013
ESCO Technologies, Inc.	16,850	693,714
Esterline Technologies Corp. *	423	28,083
Federal Signal Corp. *	998	8,024
Franklin Electric Co., Inc.	22,025	1,465,103
FuelCell Energy, Inc. *	7,453	8,124
GATX Corp.	14,700	696,045
GenCorp, Inc. *	1,156	12,404
Generac Holdings, Inc.	9,023	335,475
Gibraltar Industries, Inc. *	269	4,673
Global Power Equipment Group, Inc.	165	2,708
Graham Corp.	193	4,472
Granite Construction, Inc.	602	21,889
Great Lakes Dredge & Dock Corp.	907	8,508
Griffon Corp.	404	4,767
H&E Equipment Services, Inc.	13,811	266,276
HEICO Corp.	7,602	344,827
Hexcel Corp. *	1,438	38,524
Houston Wire & Cable Co.	288	3,442
Hyster-Yale Materials Handling, Inc.	88	4,416
II-VI, Inc. *	798	13,582
John Bean Technologies Corp.	586	10,952
Kadant, Inc. *	176	4,729
Kaman Corp.	176	6,396
Kaydon Corp.	623	15,450
Kratos Defense & Security Solutions, Inc. *	818	3,607
Layne Christensen Co. *	382	8,660
Lindsay Corp.	215	20,004
Lydall, Inc. *	323	4,935
MasTec, Inc. *	904	25,583
Meritor, Inc. *	629	2,868
Middleby Corp. *	214	30,251
Miller Industries, Inc.	263	4,019
Moog, Inc., Class A *	513	22,469
MRC Global, Inc. *	8,900	273,497
Mueller Industries, Inc.	18,846	1,005,623
Mueller Water Products, Inc., Class A	1,519	8,977
MYR Group, Inc. *	305	6,847
NCI Building Systems, Inc. *	471	7,291
Nortek, Inc. *	45	3,247
Orbital Sciences Corp. *	934	13,730
PMFG, Inc. *	210	1,766
Primoris Services Corp.	575	11,028
Quanex Building Products Corp.	687	14,193
Raven Industries, Inc.	296	7,971

2

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
RBC Bearings, Inc. *	163	8,595
Rexnord Corp. *	277	5,534
Robbins & Myers, Inc.	549	31,996
Rush Enterprises, Inc., Class A *	275	6,507
Sauer-Danfoss, Inc.	122	6,548
Seaboard Corp.	2	5,407
Simpson Manufacturing Co., Inc.	565	18,317
Standex International Corp.	110	6,232
Sun Hydraulics Corp.	156	4,306
TAL International Group, Inc.	516	21,620
Taser International, Inc. *	1,162	9,726
Teledyne Technologies, Inc. *	502	34,267
Tennant Co.	211	9,714
Textainer Group Holdings Ltd.	148	6,135
The Gorman-Rupp Co.	143	4,346
The Greenbrier Cos., Inc. *	274	5,461
The Manitowoc Co., Inc.	10,900	191,840
Thermon Group Holdings, Inc. *	245	5,929
Titan International, Inc.	54,228	1,317,198
Titan Machinery, Inc. *	270	7,806
Trex Co., Inc. *	174	7,351
TriMas Corp. *	12,769	394,434
Tutor Perini Corp. *	625	10,369
Twin Disc, Inc.	334	7,659
Universal Forest Products, Inc.	133	5,406
USG Corp. *	1,029	30,242
Wabash National Corp. *	916	9,481
Wabtec Corp.	8,398	786,221
Watsco, Inc.	388	29,236
Watts Water Technologies, Inc., Class A	462	21,298
Woodward, Inc.	878	33,724

		16,910,576

Commercial & Professional Supplies 5.2%
ABM Industries, Inc.	690	15,125
Acacia Research Corp. *	663	16,926
Acco Brands Corp. *	104,182	867,836
Barrett Business Services, Inc.	154	6,197
Casella Waste Systems, Inc., Class A *	1,111	5,044
CBIZ, Inc. *	1,342	8,133
Consolidated Graphics, Inc. *	89	3,260
Deluxe Corp.	749	27,556
EnergySolutions, Inc. *	1,191	4,562
EnerNOC, Inc. *	560	8,652
Ennis, Inc.	287	4,480
Exponent, Inc. *	89	4,351
FTI Consulting, Inc. *	589	19,142
G&K Services, Inc., Class A	16,843	674,394
GP Strategies Corp. *	298	6,377
Healthcare Services Group, Inc.	13,905	335,806
Herman Miller, Inc.	593	14,647
HNI Corp.	637	20,110
Huron Consulting Group, Inc. *	369	12,583
ICF International, Inc. *	382	8,744
InnerWorkings, Inc. *	24,998	347,722
Insperity, Inc.	8,719	293,220
Interface, Inc.	1,022	17,149
Intersections, Inc.	341	3,540
Kelly Services, Inc., Class A	381	6,073
Kforce, Inc.	663	9,123
Kimball International, Inc., Class B	165	1,782
Knoll, Inc.	699	11,589
Korn/Ferry International *	875	15,033
McGrath RentCorp	2,052	61,334
Mine Safety Appliances Co.	375	17,332
Mistras Group, Inc. *	196	4,316
Mobile Mini, Inc. *	226	5,424
Navigant Consulting, Inc. *	878	10,123
On Assignment, Inc. *	355	8,680
Pendrell Corp. *	1,575	2,300
Quad Graphics, Inc.	332	7,204
Resources Connection, Inc.	916	11,184
Standard Parking Corp. *	16,000	335,360
Steelcase, Inc., Class A	743	10,127
Sykes Enterprises, Inc. *	329	5,297
Team, Inc. *	369	16,166
Tetra Tech, Inc. *	10,216	292,791
The Advisory Board Co. *	41,848	2,269,417
The Brink’s Co.	692	20,635
The Corporate Executive Board Co.	36,574	1,832,723
The Geo Group, Inc.	1,004	32,750
TMS International Corp., Class A *	481	6,705
TrueBlue, Inc. *	715	12,291
UniFirst Corp.	132	10,790
United Stationers, Inc.	25,932	864,573
Viad Corp.	380	10,610

		8,617,288

Consumer Durables & Apparel 4.2%
American Greetings Corp., Class A	595	9,520
Arctic Cat, Inc. *	229	8,276
Blyth, Inc.	403	5,646
Brunswick Corp.	11,485	415,298
Callaway Golf Co.	1,416	9,289
Columbia Sportswear Co.	228	11,648
Crocs, Inc. *	1,321	19,630
Ethan Allen Interiors, Inc.	459	13,270
Fifth & Pacific Cos., Inc. *	33,871	511,452
G-III Apparel Group Ltd. *	361	12,956
Harman International Industries, Inc.	37,550	1,681,489
Helen of Troy Ltd. *	19,987	723,529
Hovnanian Enterprises, Inc., Class A *	498	2,844
Iconix Brand Group, Inc. *	762	18,326
iRobot Corp. *	262	5,995
JAKKS Pacific, Inc.	714	9,325
KB Home	1,166	22,236
La-Z-Boy, Inc.	318	4,973
LeapFrog Enterprises, Inc. *	1,107	9,974
M.D.C. Holdings, Inc.	49,019	1,927,427
M/I Homes, Inc. *	118	3,214
Maidenform Brands, Inc. *	486	9,433
Meritage Homes Corp. *	482	21,324
Movado Group, Inc.	234	8,555
NACCO Industries, Inc., Class A	44	2,867
Oxford Industries, Inc.	234	11,555
Perry Ellis International, Inc.	402	7,759
Quiksilver, Inc. *	989	6,468
Skechers U.S.A., Inc., Class A *	669	12,711
Skullcandy, Inc. *	831	5,468
Smith & Wesson Holding Corp. *	945	8,127

 3

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Standard Pacific Corp. *	1,079	8,956
Steven Madden Ltd. *	473	21,796
Sturm, Ruger & Co., Inc.	143	7,260
Tempur-Pedic International, Inc. *	32,479	1,265,382
The Jones Group, Inc.	796	9,552
The Ryland Group, Inc.	695	27,605
The Warnaco Group, Inc. *	487	35,653
True Religion Apparel, Inc.	421	9,982
Tumi Holdings, Inc. *	192	4,318
Vera Bradley, Inc. *	351	8,877
Wolverine World Wide, Inc.	530	22,790
Zagg, Inc. *	740	5,121

		6,947,876

Consumer Services 5.5%
AFC Enterprises, Inc. *	295	8,573
American Public Education, Inc. *	344	13,254
Ameristar Casinos, Inc.	577	15,291
Ascent Capital Group, Inc., Class A *	89	5,670
Biglari Holdings, Inc. *	11	4,058
BJ’s Restaurants, Inc. *	40,027	1,279,663
Bloomin’ Brands, Inc. *	13,400	248,838
Bluegreen Corp. *	649	6,230
Bob Evans Farms, Inc.	412	18,239
Boyd Gaming Corp. *	838	5,874
Bravo Brio Restaurant Group, Inc. *	556	8,284
Bridgepoint Education, Inc. *	169	1,783
Buffalo Wild Wings, Inc. *	278	20,447
Caesars Entertainment Corp. *	198	1,594
Capella Education Co. *	265	7,240
CEC Entertainment, Inc.	16,832	554,783
Choice Hotels International, Inc.	5,400	194,616
Churchill Downs, Inc.	78	5,043
Coinstar, Inc. *	24,645	1,253,938
Corinthian Colleges, Inc. *	1,452	3,572
Cracker Barrel Old Country Store, Inc.	275	17,826
Denny’s Corp. *	1,027	5,197
DineEquity, Inc. *	126	9,231
Domino’s Pizza, Inc.	623	29,013
Grand Canyon Education, Inc. *	69,866	1,667,003
Hillenbrand, Inc.	654	16,187
International Speedway Corp., Class A	500	13,705
Interval Leisure Group, Inc.	313	6,197
Jack in the Box, Inc. *	629	18,260
K12, Inc. *	484	8,935
Krispy Kreme Doughnuts, Inc. *	638	8,294
LIFE TIME FITNESS, Inc. *	580	29,423
Lincoln Educational Services Corp.	751	4,161
Marriott Vacations Worldwide Corp. *	253	11,228
Matthews International Corp., Class A	17,710	580,180
Multimedia Games Holding Co., Inc. *	642	10,875
Orient-Express Hotels Ltd., Class A *	31,614	367,355
Papa John’s International, Inc. *	324	18,176
Pinnacle Entertainment, Inc. *	404	6,282
Red Robin Gourmet Burgers, Inc. *	30,296	1,120,043
Regis Corp.	927	16,454
Ruby Tuesday, Inc. *	766	5,768
Ruth’s Hospitality Group, Inc. *	699	5,424
Scientific Games Corp., Class A *	564	5,014
SHFL Entertainment, Inc. *	798	11,810
Six Flags Entertainment Corp.	535	33,673
Sonic Corp. *	749	8,359
Sotheby’s	713	25,611
Steiner Leisure Ltd. *	92	4,145
Stewart Enterprises, Inc., Class A	708	5,841
Strayer Education, Inc.	108	6,145
Texas Roadhouse, Inc.	69,646	1,225,073
The Cheesecake Factory, Inc.	815	27,025
Universal Technical Institute, Inc.	534	6,034
Vail Resorts, Inc.	346	18,286
WMS Industries, Inc. *	624	15,444

		9,024,667

Diversified Financials 5.7%
Apollo Investment Corp.	2,835	25,515
Arlington Asset Investment Corp., Class A	355	8,296
Artio Global Investors, Inc.	947	1,866
BGC Partners, Inc., Class A	949	3,787
BlackRock Kelso Capital Corp.	1,294	13,807
Cash America International, Inc.	385	18,445
Cohen & Steers, Inc.	135	4,440
Credit Acceptance Corp. *	80	7,966
DFC Global Corp. *	729	14,041
Duff & Phelps Corp., Class A	662	10,519
Encore Capital Group, Inc. *	184	5,537
Epoch Holding Corp.	93	2,604
Evercore Partners, Inc., Class A	390	14,945
Ezcorp, Inc., Class A *	574	12,743
Fifth Street Finance Corp.	1,407	15,266
Financial Engines, Inc. *	721	23,980
First Cash Financial Services, Inc. *	23,502	1,252,892
FXCM, Inc., Class A	625	7,494
GFI Group, Inc.	943	3,206
Gladstone Capital Corp.	710	6,447
Gladstone Investment Corp.	774	5,782
Green Dot Corp., Class A *	689	9,233
Greenhill & Co., Inc.	31,725	1,868,602
GSV Capital Corp. *	762	6,515
Hercules Technology Growth Capital, Inc.	939	11,484
HFF, Inc., Class A	301	5,249
Horizon Technology Finance Corp.	383	5,887
INTL FCStone, Inc. *	177	3,101
Investment Technology Group, Inc. *	987	9,988
KBW, Inc.	815	12,934
KCAP Financial, Inc.	861	8,903
Knight Capital Group, Inc., Class A *	1,669	6,209
Main Street Capital Corp.	456	14,514
Manning & Napier, Inc.	477	6,726
MarketAxess Holdings, Inc.	468	17,695
Marlin Business Services Corp.	15,700	345,400
MCG Capital Corp.	1,905	8,782
Medallion Financial Corp.	469	5,999
Medley Capital Corp.	614	9,333
MVC Capital, Inc.	721	8,775
Nelnet, Inc., Class A	172	5,234
Netspend Holdings, Inc. *	723	7,837
New Mountain Finance Corp.	482	7,230
PennantPark Investment Corp.	1,201	13,427
PHH Corp. *	779	17,045

4

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PICO Holdings, Inc. *	409	8,601
Piper Jaffray Cos., Inc. *	351	13,594
Portfolio Recovery Associates, Inc. *	15,716	1,680,826
Prospect Capital Corp.	1,919	21,646
Safeguard Scientifics, Inc. *	419	6,469
Solar Capital Ltd.	608	15,364
Solar Senior Capital Ltd.	207	3,858
Stifel Financial Corp. *	46,499	1,713,488
TCP Capital Corp.	350	5,190
THL Credit, Inc.	591	8,812
TICC Capital Corp.	806	8,608
Triangle Capital Corp.	472	12,857
Virtus Investment Partners, Inc. *	53	7,898
Waddell & Reed Financial, Inc., Class A	46,632	1,851,290
Walter Investment Management Corp. *	318	14,250
WisdomTree Investments, Inc. *	19,700	170,405
World Acceptance Corp. *	180	13,959

		9,432,795

Energy 4.6%
Alon USA Energy, Inc.	425	8,338
Amyris, Inc. *	611	1,857
Apco Oil & Gas International, Inc.	55	717
Approach Resources, Inc. *	210	5,584
Arch Coal, Inc.	2,625	18,690
Basic Energy Services, Inc. *	520	6,724
Berry Petroleum Co., Class A	613	22,571
Bill Barrett Corp. *	690	11,019
Bonanza Creek Energy, Inc. *	13,600	419,968
BPZ Resources, Inc. *	1,313	4,136
Bristow Group, Inc.	6,145	350,142
C&J Energy Services, Inc. *	525	12,028
Callon Petroleum Co. *	775	3,991
Carrizo Oil & Gas, Inc. *	686	14,735
Clayton Williams Energy, Inc. *	52	2,072
Clean Energy Fuels Corp. *	957	12,259
Cloud Peak Energy, Inc. *	70,601	1,236,224
Comstock Resources, Inc. *	678	9,892
Contango Oil & Gas Co.	98	4,207
Crosstex Energy, Inc.	733	12,388
CVR Energy, Inc. *	322	18,917
Delek US Holdings, Inc.	120	4,076
Dril-Quip, Inc. *	532	43,140
Endeavour International Corp. *	440	2,394
Energy XXI (Bermuda) Ltd.	1,071	33,544
EPL Oil & Gas, Inc. *	533	13,037
Evolution Petroleum Corp. *	368	3,463
Exterran Holdings, Inc. *	885	20,567
Forest Oil Corp. *	1,042	7,252
Forum Energy Technologies, Inc. *	266	6,786
Frontline Ltd. *	849	2,946
FX Energy, Inc. *	805	3,212
Geospace Technologies Corp. *	127	11,450
Goodrich Petroleum Corp. *	910	9,045
Green Plains Renewable Energy, Inc. *	707	5,522
Gulf Island Fabrication, Inc.	137	3,181
GulfMark Offshore, Inc., Class A	448	15,572
Gulfport Energy Corp. *	782	32,273
Halcon Resources Corp. *	21,575	164,833
Harvest Natural Resources, Inc. *	1,055	9,790
Heckmann Corp. *	1,174	4,508
Helix Energy Solutions Group, Inc. *	1,127	26,732
Hercules Offshore, Inc. *	1,181	7,771
Hornbeck Offshore Services, Inc. *	476	17,522
ION Geophysical Corp. *	1,487	10,112
Key Energy Services, Inc. *	1,733	14,089
Knightsbridge Tankers Ltd.	860	5,745
Kodiak Oil & Gas Corp. *	29,862	274,730
Lufkin Industries, Inc.	17,681	1,023,907
Magnum Hunter Resources Corp. *	1,297	5,240
Matrix Service Co. *	655	9,353
McMoRan Exploration Co. *	1,362	21,533
Mitcham Industries, Inc. *	316	4,683
Newpark Resources, Inc. *	976	8,413
Nordic American Tankers Ltd.	851	7,353
Northern Oil & Gas, Inc. *	674	11,148
Oasis Petroleum, Inc. *	11,313	405,910
Parker Drilling Co. *	1,022	5,744
PDC Energy, Inc. *	405	14,997
Penn Virginia Corp.	16,403	70,369
PetroQuest Energy, Inc. *	764	3,927
PHI, Inc. - Non Voting Shares *	154	5,096
Pioneer Energy Services Corp. *	762	5,776
Precision Drilling Corp.	83,840	767,136
Quicksilver Resources, Inc. *	828	2,269
Rentech, Inc.	2,658	8,160
Resolute Energy Corp. *	676	5,753
Rex Energy Corp. *	792	10,399
Rosetta Resources, Inc. *	9,027	478,612
Scorpio Tankers, Inc. *	64,500	543,735
SEACOR Holdings, Inc.	6,690	608,589
SemGroup Corp., Class A *	637	27,493
Ship Finance International Ltd.	846	14,264
Solazyme, Inc. *	249	1,955
Stone Energy Corp. *	671	15,097
Swift Energy Co. *	615	9,268
T.G.C. Industries, Inc.	707	6,434
Targa Resources Corp.	315	19,013
Teekay Tankers Ltd., Class A	1,281	3,664
Tesco Corp. *	617	7,460
TETRA Technologies, Inc. *	724	6,154
Triangle Petroleum Corp. *	1,061	6,674
Unit Corp. *	8,399	404,244
Uranium Energy Corp. *	1,212	2,727
VAALCO Energy, Inc. *	727	6,172
W&T Offshore, Inc.	463	8,149
Warren Resources, Inc. *	1,494	4,527
Western Refining, Inc.	722	24,281
Willbros Group, Inc. *	1,078	7,050

		7,532,479

Food & Staples Retailing 2.6%
Casey’s General Stores, Inc.	9,721	532,030
Harris Teeter Supermarkets, Inc.	589	24,438
Nash Finch Co.	140	2,908
Natural Grocers by Vitamin Cottage, Inc. *	13,900	285,506
PriceSmart, Inc.	3,384	260,602
Rite Aid Corp. *	5,385	8,616

 5

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Spartan Stores, Inc.	274	4,450
SUPERVALU, Inc. *	1,788	6,991
Susser Holdings Corp. *	282	11,804
The Andersons, Inc.	312	14,711
The Fresh Market, Inc. *	31,386	1,534,461
The Pantry, Inc. *	590	7,375
United Natural Foods, Inc. *	27,650	1,492,547
Village Super Market, Inc., Class A	208	6,654
Weis Markets, Inc.	99	3,986

		4,197,079

Food, Beverage & Tobacco 2.3%
Annie’s, Inc. *	138	4,949
B&G Foods, Inc.	714	22,634
Boulder Brands, Inc. *	25,448	341,767
Cal-Maine Foods, Inc.	152	6,335
Central European Distribution Corp. *	1,113	2,393
Chiquita Brands International, Inc. *	1,036	7,615
Cott Corp.	111,984	1,014,575
Darling International, Inc. *	1,618	27,296
Diamond Foods, Inc. *	654	9,339
Dole Food Co., Inc. *	553	6,160
Fresh Del Monte Produce, Inc.	595	15,678
J&J Snack Foods Corp.	97	6,611
Lancaster Colony Corp.	278	19,866
Pilgrim’s Pride Corp. *	845	7,140
Post Holdings, Inc. *	8,073	306,693
Sanderson Farms, Inc.	338	17,062
Snyders-Lance, Inc.	733	18,640
The Boston Beer Co., Inc., Class A *	137	19,227
The Hain Celestial Group, Inc. *	529	30,148
Tootsie Roll Industries, Inc.	35,661	966,413
TreeHouse Foods, Inc. *	16,446	870,487
Universal Corp.	361	19,631
Vector Group Ltd.	836	12,991

		3,753,650

Health Care Equipment & Services 10.0%
Abaxis, Inc.	408	15,798
ABIOMED, Inc. *	597	8,328
Acadia Healthcare Co., Inc. *	13,490	344,939
Accretive Health, Inc. *	626	8,082
Accuray, Inc. *	991	5,064
Air Methods Corp.	9,108	398,202
Align Technology, Inc. *	940	29,478
Allscripts Healthcare Solutions, Inc. *	12,300	136,284
Almost Family, Inc.	319	6,386
Amedisys, Inc. *	709	7,884
AMN Healthcare Services, Inc. *	256	3,110
AmSurg Corp. *	21,625	674,916
Analogic Corp.	22,735	1,732,180
AngioDynamics, Inc. *	540	6,588
Antares Pharma, Inc. *	750	2,858
ArthroCare Corp. *	454	16,539
athenahealth, Inc. *	22,997	1,988,551
Atrion Corp.	18	3,609
Bio-Reference Laboratories, Inc. *	408	11,330
BioScrip, Inc. *	788	8,849
Cantel Medical Corp.	196	6,156
Capital Senior Living Corp. *	175	3,715
Centene Corp. *	677	29,219
Chemed Corp.	304	22,967
Computer Programs & Systems, Inc.	209	10,996
Conceptus, Inc. *	428	8,843
CONMED Corp.	474	13,921
CorVel Corp. *	6,800	311,440
Cyberonics, Inc. *	449	19,469
Cynosure, Inc., Class A *	56	1,495
DexCom, Inc. *	113,871	1,734,255
Emeritus Corp. *	252	6,824
Endologix, Inc. *	24,198	370,955
ExamWorks Group, Inc. *	297	4,298
Gentiva Health Services, Inc. *	688	6,818
Greatbatch, Inc. *	463	12,288
Haemonetics Corp. *	2,926	122,716
Hanger, Inc. *	6,006	172,552
Health Management Associates, Inc., Class A *	151,606	1,582,767
HealthSouth Corp. *	1,124	26,819
HealthStream, Inc. *	236	5,848
Healthways, Inc. *	898	9,447
HeartWare International, Inc. *	144	13,015
HMS Holdings Corp. *	64,576	1,760,342
ICU Medical, Inc. *	15,434	932,985
Insulet Corp. *	11,593	267,451
Integra LifeSciences Holdings Corp. *	303	12,772
Invacare Corp.	587	9,234
IPC The Hospitalist Co., Inc. *	160	6,822
Kindred Healthcare, Inc. *	372	4,010
Landauer, Inc.	74	4,661
LHC Group, Inc. *	329	7,027
Magellan Health Services, Inc. *	249	12,774
MAKO Surgical Corp. *	590	6,838
Masimo Corp.	717	14,555
MedAssets, Inc. *	683	13,353
Medidata Solutions, Inc. *	315	14,739
Merge Healthcare, Inc. *	1,173	3,155
Meridian Bioscience, Inc.	687	14,393
Merit Medical Systems, Inc. *	791	10,971
Molina Healthcare, Inc. *	333	9,560
MWI Veterinary Supply, Inc. *	3,107	348,947
National Healthcare Corp.	93	4,476
Natus Medical, Inc. *	707	8,710
Neogen Corp. *	172	7,996
NuVasive, Inc. *	555	9,563
NxStage Medical, Inc. *	678	7,933
Omnicell, Inc. *	632	9,986
OraSure Technologies, Inc. *	921	6,493
Orthofix International N.V. *	107	4,082
Owens & Minor, Inc.	910	27,855
PharMerica Corp. *	487	7,052
PSS World Medical, Inc. *	815	23,578
Quality Systems, Inc.	584	10,652
Quidel Corp. *	15,707	352,465
Rockwell Medical, Inc. *	418	2,558
Select Medical Holdings Corp.	656	6,389
Spectranetics Corp. *	680	11,329
STAAR Surgical Co. *	395	2,236
STERIS Corp.	12,218	460,985
SurModics, Inc. *	218	5,256
Symmetry Medical, Inc. *	969	10,378
Team Health Holdings, Inc. *	509	17,240

6

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Teleflex, Inc.	22,824	1,711,800
The Ensign Group, Inc.	165	4,712
The Providence Service Corp. *	286	5,300
Triple-S Management Corp., Class B *	424	7,662
Universal American Corp.	375	3,514
Vanguard Health Systems, Inc. *	21,500	300,355
Vascular Solutions, Inc. *	395	6,601
Volcano Corp. *	804	20,132
WellCare Health Plans, Inc. *	451	22,870
West Pharmaceutical Services, Inc.	423	25,046
Wright Medical Group, Inc. *	704	14,883

		16,480,474

Household & Personal Products 0.0%
Central Garden & Pet Co., Class A *	440	4,233
Elizabeth Arden, Inc. *	249	9,564
Medifast, Inc. *	317	7,776
Orchids Paper Products Co.	165	3,618
Prestige Brands Holdings, Inc. *	755	16,195
Spectrum Brands Holdings, Inc.	336	17,015
Star Scientific, Inc. *	1,181	2,480
USANA Health Sciences, Inc. *	138	4,892
WD-40 Co.	99	5,289

		71,062

Insurance 1.4%
Alterra Capital Holdings Ltd.	1,229	37,448
American Equity Investment Life Holding Co.	1,010	13,615
American Safety Insurance Holdings Ltd. *	353	7,053
AMERISAFE, Inc. *	14,781	423,328
AmTrust Financial Services, Inc.	485	16,121
Argo Group International Holdings Ltd.	467	16,854
Assured Guaranty Ltd.	21,100	382,543
Citizens, Inc. *	419	4,194
CNO Financial Group, Inc.	2,377	24,412
eHealth, Inc. *	437	10,650
Employers Holdings, Inc.	543	11,571
Enstar Group Ltd. *	83	10,214
FBL Financial Group, Inc., Class A	152	5,309
First American Financial Corp.	1,317	31,463
Greenlight Capital Re Ltd., Class A *	491	11,808
Hilltop Holdings, Inc. *	635	8,344
Homeowners Choice, Inc.	311	7,029
Horace Mann Educators Corp.	728	15,827
Infinity Property & Casualty Corp.	74	4,401
Maiden Holdings Ltd.	628	6,387
Meadowbrook Insurance Group, Inc.	979	6,138
Montpelier Re Holdings Ltd.	694	16,920
National Financial Partners Corp. *	758	13,348
OneBeacon Insurance Group Ltd., Class A	638	8,715
Platinum Underwriters Holdings Ltd.	9,092	443,053
Primerica, Inc.	19,787	650,597
RLI Corp.	269	18,564
Safety Insurance Group, Inc.	100	4,801
Seabright Holdings, Inc.	692	7,674
Selective Insurance Group, Inc.	861	17,659
Stewart Information Services Corp.	419	11,129
Symetra Financial Corp.	1,224	17,075
The Navigators Group, Inc. *	89	4,826
Tower Group, Inc.	623	12,024
United Fire Group, Inc.	216	5,009

		2,286,103

Materials 3.4%
A. M. Castle & Co. *	579	9,756
A. Schulman, Inc.	536	17,232
AK Steel Holding Corp.	2,009	8,036
AMCOL International Corp.	426	12,580
American Vanguard Corp.	9,604	325,576
AptarGroup, Inc.	10,300	530,759
Arabian American Development Co. *	682	5,395
Axiall Corp.	874	49,101
Balchem Corp.	442	16,531
Berry Plastics Group, Inc. *	194	3,411
Boise, Inc.	1,320	10,890
Buckeye Technologies, Inc.	577	16,589
Calgon Carbon Corp. *	747	11,982
Century Aluminum Co. *	969	8,343
Chemtura Corp. *	14,491	343,727
Clearwater Paper Corp. *	378	17,127
Coeur d’Alene Mines Corp. *	1,298	28,167
Deltic Timber Corp.	7,966	578,013
Eagle Materials, Inc.	659	42,683
Ferro Corp. *	1,023	5,217
Flotek Industries, Inc. *	880	11,845
FutureFuel Corp.	348	4,437
General Moly, Inc. *	1,289	4,756
Globe Specialty Metals, Inc.	678	10,278
Gold Resource Corp.	374	5,124
Golden Star Resources Ltd. *	2,257	3,589
Graphic Packaging Holding Co. *	1,530	10,725
Greif, Inc., Class A	7,000	328,860
H.B. Fuller Co.	728	28,450
Haynes International, Inc.	111	5,674
Headwaters, Inc. *	395	3,697
Hecla Mining Co.	2,963	15,556
Horsehead Holding Corp. *	873	8,695
Innophos Holdings, Inc.	339	17,143
Innospec, Inc.	18,959	763,100
Kaiser Aluminum Corp.	195	12,121
KapStone Paper & Packaging Corp.	645	15,480
Koppers Holdings, Inc.	8,648	350,763
Kraton Performance Polymers, Inc. *	526	13,808
Landec Corp. *	585	6,903
Louisiana-Pacific Corp. *	1,943	37,753
LSB Industries, Inc. *	10,256	424,598
Materion Corp.	153	4,116
McEwen Mining, Inc. *	2,019	6,319
Minerals Technologies, Inc.	8,298	343,288
Myers Industries, Inc.	598	8,838
Neenah Paper, Inc.	178	5,507
Noranda Aluminum Holding Corp.	508	2,992
Olin Corp.	1,038	24,144
OM Group, Inc. *	512	14,141
P.H. Glatfelter Co.	627	11,650
PolyOne Corp.	945	20,639
Quaker Chemical Corp.	100	5,717

 7

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Resolute Forest Products *	574	7,829
RTI International Metals, Inc. *	532	15,109
Schnitzer Steel Industries, Inc., Class A	373	10,847
Schweitzer-Mauduit International, Inc.	284	11,570
Sensient Technologies Corp.	8,588	327,203
Spartech Corp. *	868	8,272
Stepan Co.	149	8,740
Stillwater Mining Co. *	1,215	16,354
SunCoke Energy, Inc. *	1,128	18,702
Texas Industries, Inc. *	321	18,246
Tredegar Corp.	361	8,234
Wausau Paper Corp.	1,052	10,173
Worthington Industries, Inc.	699	19,209
Zep, Inc.	31,706	462,908
Zoltek Cos., Inc. *	696	5,672

		5,520,889

Media 2.6%
Arbitron, Inc.	13,530	634,557
Belo Corp., Class A	789	6,683
Carmike Cinemas, Inc. *	563	8,980
Central European Media Enterprises Ltd., Class A *	775	4,580
Digital Generation, Inc. *	697	6,977
Entercom Communications Corp., Class A *	797	6,328
Fisher Communications, Inc.	222	7,876
Harte-Hanks, Inc.	1,475	12,080
Imax Corp. *	7,400	174,862
Lions Gate Entertainment Corp. *	15,338	280,992
Live Nation Entertainment, Inc. *	1,257	12,897
Meredith Corp.	551	19,979
Morningstar, Inc.	22,952	1,553,621
National CineMedia, Inc.	417	6,372
Nexstar Broadcasting Group, Inc., Class A *	610	8,772
Scholastic Corp.	454	13,466
Sinclair Broadcast Group, Inc., Class A	709	9,770
The E.W. Scripps Co., Class A (c)*	126,012	1,384,872
The New York Times Co., Class A *	1,084	9,604
Valassis Communications, Inc.	705	19,782
World Wrestling Entertainment, Inc., Class A	1,030	8,817

		4,191,867

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Achillion Pharmaceuticals, Inc. *	937	8,414
Acorda Therapeutics, Inc. *	622	17,963
Aegerion Pharmaceuticals, Inc. *	167	4,728
Affymax, Inc. *	30,792	579,198
Affymetrix, Inc. *	895	3,392
Akorn, Inc. *	772	10,105
Alkermes plc *	1,682	38,770
Alnylam Pharmaceuticals, Inc. *	844	20,366
AMAG Pharmaceuticals, Inc. *	395	6,300
Arena Pharmaceuticals, Inc. *	2,838	23,953
ArQule, Inc. *	769	1,946
Array BioPharma, Inc. *	72	271
Auxilium Pharmaceuticals, Inc. *	772	14,205
AVANIR Pharmaceuticals, Inc., Class A *	1,614	4,713
AVEO Pharmaceuticals, Inc. *	805	6,368
BioDelivery Sciences International, Inc. *	653	2,847
Cadence Pharmaceuticals, Inc. *	1,048	4,957
Cambrex Corp. *	771	9,059
Celldex Therapeutics, Inc. *	303	2,260
Cepheid, Inc. *	25,824	935,345
Charles River Laboratories International, Inc. *	22,700	937,964
Cubist Pharmaceuticals, Inc. *	862	37,101
Curis, Inc. *	2,066	6,570
Dendreon Corp. *	2,516	14,794
DepoMed, Inc. *	1,691	11,854
Dynavax Technologies Corp. *	2,128	6,576
Emergent Biosolutions, Inc. *	676	10,850
Endocyte, Inc. *	935	9,378
Enzon Pharmaceuticals, Inc.	1,295	6,410
Exact Sciences Corp. *	1,113	12,265
Exelixis, Inc. *	1,072	4,996
Fluidigm Corp. *	308	5,082
Genomic Health, Inc. *	321	9,004
Halozyme Therapeutics, Inc. *	1,180	7,894
Hi-Tech Pharmacal Co., Inc.	157	5,746
ICON plc Sponsored ADR *	37,100	1,087,401
Idenix Pharmaceuticals, Inc. *	816	3,876
ImmunoGen, Inc. *	737	10,554
Immunomedics, Inc. *	1,236	3,572
Impax Laboratories, Inc. *	631	12,721
Infinity Pharmaceuticals, Inc. *	193	6,649
InterMune, Inc. *	846	8,333
Ironwood Pharmaceuticals, Inc. *	1,036	13,282
Isis Pharmaceuticals, Inc. *	1,124	16,332
Jazz Pharmaceuticals plc *	482	27,180
Lexicon Pharmaceuticals, Inc. *	596	1,269
Luminex Corp. *	628	11,543
MannKind Corp. *	1,477	3,574
MAP Pharmaceuticals, Inc. *	588	14,565
Maxygen, Inc.	1,283	3,143
Momenta Pharmaceuticals, Inc. *	705	8,890
Nektar Therapeutics *	1,261	10,807
Neurocrine Biosciences, Inc. *	976	8,843
NPS Pharmaceuticals, Inc. *	1,057	9,344
Obagi Medical Products, Inc. *	568	8,162
Oncothyreon, Inc. *	1,086	2,150
Opko Health, Inc. *	837	5,374
Optimer Pharmaceuticals, Inc. *	740	6,867
PAREXEL International Corp. *	878	29,720
PDL Biopharma, Inc.	1,198	8,242
Pharmacyclics, Inc. *	671	46,520
Progenics Pharmaceuticals, Inc. *	448	1,277
Questcor Pharmaceuticals, Inc.	697	17,760
Raptor Pharmaceutical Corp. *	1,137	6,151
Repros Therapeutics, Inc. *	499	5,893
Rigel Pharmaceuticals, Inc. *	997	6,540
Sagent Pharmaceuticals, Inc. *	206	3,275
Sangamo BioSciences, Inc. *	538	5,149
Santarus, Inc. *	834	11,142
Seattle Genetics, Inc. *	1,184	34,869
Sequenom, Inc. *	1,119	4,644

8

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Spectrum Pharmaceuticals, Inc.	952	12,005
Synageva BioPharma Corp. *	106	4,904
Synta Pharmaceuticals Corp. *	1,116	12,499
Targacept, Inc. *	929	4,171
The Medicines Co. *	11,092	331,429
Theravance, Inc. *	732	16,287
Threshold Pharmaceuticals, Inc. *	1,562	7,216
Transcept Pharmaceuticals, Inc. *	554	3,235
Trius Therapeutics, Inc. *	1,148	5,924
Vical, Inc. *	1,240	4,439
ViroPharma, Inc. *	980	26,127
VIVUS, Inc. *	1,365	16,530
ZIOPHARM Oncology, Inc. *	1,259	4,998

		4,697,021

Real Estate 4.6%
Acadia Realty Trust	696	18,193
AG Mortgage Investment Trust, Inc.	427	10,846
Agree Realty Corp.	205	5,814
Alexander’s, Inc.	13	4,327
American Assets Trust, Inc.	432	12,485
American Capital Mortgage Investment Corp.	640	16,691
Anworth Mortgage Asset Corp.	921	5,765
Apollo Commercial Real Estate Finance, Inc.	505	8,817
Apollo Residential Mortgage, Inc.	505	11,433
Ares Commercial Real Estate Corp.	413	7,145
ARMOUR Residential REIT, Inc.	2,884	20,707
Ashford Hospitality Trust	944	10,941
Associated Estates Realty Corp.	936	15,116
Campus Crest Communities, Inc.	29,254	353,388
CapLease, Inc.	1,754	10,156
Capstead Mortgage Corp.	1,033	12,789
Cedar Realty Trust, Inc.	1,016	5,598
Chesapeake Lodging Trust	622	13,280
Colonial Properties Trust	1,155	25,306
Colony Financial, Inc.	811	17,453
Coresite Realty Corp.	441	13,010
Cousins Properties, Inc.	947	8,428
CreXus Investment Corp.	1,040	13,822
CubeSmart	1,762	26,870
CYS Investments, Inc.	1,863	24,219
DCT Industrial Trust, Inc.	2,844	20,079
DiamondRock Hospitality Co.	37,258	339,793
DuPont Fabros Technology, Inc.	889	21,016
Dynex Capital, Inc.	1,211	12,243
EastGroup Properties, Inc.	404	22,640
Education Realty Trust, Inc.	1,165	12,524
EPR Properties	618	28,959
Equity One, Inc.	813	18,382
Excel Trust, Inc.	688	8,655
FelCor Lodging Trust, Inc. *	1,063	5,719
First Industrial Realty Trust, Inc. *	851	13,335
First Potomac Realty Trust	864	11,837
Forestar Group, Inc. *	464	8,830
Franklin Street Properties Corp.	1,246	16,198
Getty Realty Corp.	550	10,384
Gladstone Commercial Corp.	236	4,368
Glimcher Realty Trust	1,953	21,717
Government Properties Income Trust	768	19,085
Healthcare Realty Trust, Inc.	1,046	26,652
Hersha Hospitality Trust	1,259	6,648
Highwoods Properties, Inc.	905	32,580
Hudson Pacific Properties, Inc.	611	13,094
Inland Real Estate Corp.	1,250	11,350
Invesco Mortgage Capital, Inc.	1,384	30,033
Investors Real Estate Trust	823	7,703
iStar Financial, Inc. *	1,083	10,494
Jones Lang LaSalle, Inc.	4,200	386,988
Kennedy-Wilson Holdings, Inc.	329	4,932
LaSalle Hotel Properties	64,694	1,766,146
Lexington Realty Trust	1,146	12,606
LTC Properties, Inc.	485	18,061
Mack-Cali Realty Corp.	10,200	277,134
Medical Properties Trust, Inc.	1,253	16,853
Monmouth Real Estate Investment Corp., Class A	752	8,167
National Health Investors, Inc.	250	15,913
New York Mortgage Trust, Inc.	1,436	10,052
NorthStar Realty Finance Corp.	1,614	12,589
Omega Healthcare Investors, Inc.	1,468	37,522
Parkway Properties, Inc.	625	9,900
Pebblebrook Hotel Trust	785	19,554
Pennsylvania Real Estate Investment Trust	932	17,186
PennyMac Mortgage Investment Trust	556	14,790
Potlatch Corp.	420	18,224
PS Business Parks, Inc.	150	10,704
RAIT Financial Trust	1,484	10,225
Ramco-Gershenson Properties Trust	811	12,262
Realty Income Corp.	1	36
Redwood Trust, Inc.	105,073	2,006,894
Resource Capital Corp.	1,460	9,081
Retail Opportunity Investments Corp.	927	12,097
RLJ Lodging Trust	1,078	22,541
Rouse Properties, Inc.	488	8,911
Ryman Hospitality Properties	483	19,306
Sabra Health Care REIT, Inc.	591	14,828
Saul Centers, Inc.	205	8,764
Select Income REIT	328	8,256
Sovran Self Storage, Inc.	415	27,075
Spirit Realty Capital, Inc.	312	6,072
STAG Industrial, Inc.	666	13,134
Starwood Property Trust, Inc.	1,556	39,896
Strategic Hotels & Resorts, Inc. *	1,779	13,004
Summit Hotel Properties, Inc.	33,710	309,795
Sun Communities, Inc.	354	15,204
Sunstone Hotel Investors, Inc. *	1,227	14,196
Tejon Ranch Co. *	159	4,859
Terreno Realty Corp.	299	4,993
Two Harbors Investment Corp.	3,444	42,774
UMH Properties, Inc.	287	2,970
Universal Health Realty Income Trust	106	5,844
Urstadt Biddle Properties, Inc., Class A	224	4,534
Washington Real Estate Investment Trust	714	20,335
Western Asset Mortgage Capital Corp.	505	10,933
Whitestone REIT	404	5,737
Zillow, Inc., Class A *	23,050	872,212

		7,611,006

 9

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 5.1%
Aeropostale, Inc. *	1,044	14,125
ANN, Inc. *	741	22,852
Asbury Automotive Group, Inc. *	518	18,420
Ascena Retail Group, Inc. *	36,500	618,675
Barnes & Noble, Inc. *	342	4,562
Bebe Stores, Inc.	766	3,202
Big Lots, Inc. *	1,000	32,150
Blue Nile, Inc. *	112	3,751
Body Central Corp. *	677	5,382
Brown Shoe Co., Inc.	764	13,171
Cabela’s, Inc. *	6,084	314,056
Chico’s FAS, Inc.	91,629	1,642,908
Conn’s, Inc. *	99	2,816
Core-Mark Holding Co., Inc.	105	5,264
Destination Maternity Corp.	415	9,450
Express, Inc. *	813	14,943
Francesca’s Holdings Corp. *	331	9,400
Fred’s, Inc., Class A	36,210	478,696
Genesco, Inc. *	345	21,504
Group 1 Automotive, Inc.	250	16,935
Hibbett Sports, Inc. *	6,104	321,437
Hot Topic, Inc.	949	10,534
HSN, Inc.	525	31,290
Jos. A. Bank Clothiers, Inc. *	408	16,540
Kayak Software Corp. *	190	7,670
Kirkland’s, Inc. *	479	5,542
Lithia Motors, Inc., Class A	9,153	396,050
Lumber Liquidators Holdings, Inc. *	393	23,258
MarineMax, Inc. *	27,900	325,872
Monro Muffler Brake, Inc.	33,227	1,203,482
Nutrisystem, Inc.	811	7,323
Office Depot, Inc. *	2,606	11,284
OfficeMax, Inc.	1,012	10,909
Penske Automotive Group, Inc.	689	22,682
PetMed Express, Inc.	701	9,141
Pier 1 Imports, Inc.	1,187	25,746
Pool Corp.	614	28,134
Rent-A-Center, Inc.	645	23,014
rue21, Inc. *	288	8,556
Saks, Inc. *	932	10,075
Select Comfort Corp. *	849	18,695
Shutterfly, Inc. *	572	18,922
Sonic Automotive, Inc., Class A	732	17,766
Stage Stores, Inc.	22,286	509,235
Stein Mart, Inc.	603	5,089
The Bon-Ton Stores, Inc.	534	6,702
The Buckle, Inc.	280	13,098
The Cato Corp., Class A	27,166	748,967
The Children’s Place Retail Stores, Inc. *	385	19,188
The Finish Line, Inc., Class A	661	12,321
The Men’s Wearhouse, Inc.	598	18,149
The Pep Boys - Manny, Moe & Jack *	705	7,847
Tile Shop Holdings, Inc. *	19,600	360,444
Tilly’s, Inc., Class A *	16,845	249,643
Tractor Supply Co.	3,500	362,845
Tuesday Morning Corp. *	1,317	11,063
Vitamin Shoppe, Inc. *	5,084	310,531
VOXX International Corp. *	627	6,057
Zumiez, Inc. *	232	4,895

		8,452,258

Semiconductors & Semiconductor Equipment 2.6%
Advanced Energy Industries, Inc. *	853	13,093
Amkor Technology, Inc. *	1,019	4,718
Applied Micro Circuits Corp. *	734	6,290
ATMI, Inc. *	546	11,144
AXT, Inc. *	1,100	3,058
Brooks Automation, Inc.	992	9,285
Cabot Microelectronics Corp.	357	13,195
Cavium, Inc. *	42,664	1,426,684
CEVA, Inc. *	595	9,032
Cirrus Logic, Inc. *	39,013	1,101,337
Cymer, Inc. *	437	44,998
Diodes, Inc. *	365	6,942
Entegris, Inc. *	1,145	11,290
Entropic Communications, Inc. *	936	4,905
First Solar, Inc. *	886	24,967
FormFactor, Inc. *	1,114	5,570
GT Advanced Technologies, Inc. *	983	3,106
Hittite Microwave Corp. *	440	27,007
Inphi Corp. *	620	4,979
Integrated Device Technology, Inc. *	1,097	7,931
International Rectifier Corp. *	572	11,148
Intersil Corp., Class A	1,102	9,532
Lattice Semiconductor Corp. *	1,055	4,695
LTX-Credence Corp. *	1,167	7,165
MEMC Electronic Materials, Inc. *	2,534	10,541
Micrel, Inc.	970	10,098
Microsemi Corp. *	1,110	23,221
Mindspeed Technologies, Inc. *	764	3,759
MIPS Technologies, Inc. *	1,316	10,344
MKS Instruments, Inc.	747	20,767
Monolithic Power Systems, Inc.	591	13,770
Nanometrics, Inc. *	628	9,803
OmniVision Technologies, Inc. *	900	13,833
PDF Solutions, Inc. *	584	8,772
Photronics, Inc. *	1,620	9,704
PLX Technology, Inc. *	904	4,213
Power Integrations, Inc.	24,779	926,735
Rambus, Inc. *	947	5,171
RF Micro Devices, Inc. *	2,375	11,875
Rubicon Technology, Inc. *	163	1,095
Rudolph Technologies, Inc. *	702	9,470
Semtech Corp. *	848	25,576
Sigma Designs, Inc. *	1,220	6,515
Silicon Image, Inc. *	1,158	5,616
Silicon Laboratories, Inc. *	8,400	366,576
Spansion, Inc., Class A *	809	9,303
STR Holdings, Inc. *	612	1,304
Tessera Technologies, Inc.	654	11,478
TriQuint Semiconductor, Inc. *	1,424	7,476
Ultratech, Inc. *	441	17,962
Veeco Instruments, Inc. *	483	15,190
Volterra Semiconductor Corp. *	399	6,560

		4,338,798

Software & Services 5.3%
Accelrys, Inc. *	24,770	233,333

10

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ACI Worldwide, Inc. *	502	23,865
Actuate Corp. *	877	4,938
Acxiom Corp. *	852	15,106
Advent Software, Inc. *	537	13,237
Angie’s List, Inc. *	368	4,618
Aspen Technology, Inc. *	11,560	353,736
Bankrate, Inc. *	551	6,816
Blackbaud, Inc.	657	16,372
Blucora, Inc. *	750	11,145
Bottomline Technologies, Inc. *	13,760	400,141
Brightcove, Inc. *	325	2,737
BroadSoft, Inc. *	474	16,102
CACI International, Inc., Class A *	332	17,805
Cardtronics, Inc. *	652	16,880
CommVault Systems, Inc. *	23,444	1,798,858
comScore, Inc. *	700	10,311
Comverse Technology, Inc. *	1,972	8,598
Comverse, Inc. *	197	5,689
Constant Contact, Inc. *	187	2,816
Convergys Corp.	1,645	27,998
Cornerstone OnDemand, Inc. *	11,180	365,362
CoStar Group, Inc. *	4,180	392,000
CSG Systems International, Inc. *	466	8,775
Dealertrack Technologies, Inc. *	9,127	288,231
Dice Holdings, Inc. *	775	7,293
Digital River, Inc. *	679	9,859
EarthLink, Inc.	768	5,222
Ebix, Inc.	353	5,768
Ellie Mae, Inc. *	167	3,345
Envestnet, Inc. *	355	4,938
EPAM Systems, Inc. *	12,300	254,856
EPIQ Systems, Inc.	706	8,712
Euronet Worldwide, Inc. *	707	17,300
ExlService Holdings, Inc. *	420	12,457
Fair Isaac Corp.	462	20,822
Forrester Research, Inc.	13,339	377,094
Global Cash Access Holdings, Inc. *	785	5,927
Guidance Software, Inc. *	18,300	233,325
Guidewire Software, Inc. *	192	6,359
Heartland Payment Systems, Inc.	587	18,643
Higher One Holdings, Inc. *	570	6,002
iGATE Corp. *	257	4,492
Interactive Intelligence Group, Inc. *	317	12,750
Internap Network Services Corp. *	869	6,874
InterXion Holding N.V. *	15,100	347,149
IntraLinks Holdings, Inc. *	807	5,221
j2 Global, Inc.	626	19,919
Keynote Systems, Inc.	372	5,803
Liquidity Services, Inc. *	238	7,585
LivePerson, Inc. *	533	7,126
LogMeIn, Inc. *	331	7,514
Manhattan Associates, Inc. *	221	15,141
ManTech International Corp., Class A	392	9,671
Market Leader, Inc. *	447	3,388
MAXIMUS, Inc.	11,582	794,178
Mentor Graphics Corp. *	1,019	17,455
MicroStrategy, Inc., Class A *	122	12,233
ModusLink Global Solutions, Inc. *	891	2,593
MoneyGram International, Inc. *	348	4,792
Monotype Imaging Holdings, Inc.	481	8,696
Monster Worldwide, Inc. *	941	5,458
Move, Inc. *	1,041	9,817
NetScout Systems, Inc. *	369	9,605
NetSuite, Inc. *	4,900	344,127
NIC, Inc.	599	9,764
OpenTable, Inc. *	363	19,126
Pegasystems, Inc.	340	8,177
Pervasive Software, Inc. *	331	3,029
Progress Software Corp. *	788	18,494
PROS Holdings, Inc. *	257	5,669
PTC, Inc. *	1,605	37,204
QLIK Technologies, Inc. *	15,421	342,500
QuinStreet, Inc. *	551	3,108
RealPage, Inc. *	505	11,787
Responsys, Inc. *	889	6,783
Rosetta Stone, Inc. *	529	6,856
Saba Software, Inc. *	391	3,621
Sapient Corp. *	1,309	15,852
SciQuest, Inc. *	370	6,120
SeaChange International, Inc. *	681	7,593
ServiceSource International, Inc. *	362	2,190
Sourcefire, Inc. *	450	19,170
SPS Commerce, Inc. *	72	2,802
SS&C Technologies Holdings, Inc. *	511	11,564
Stamps.com, Inc. *	166	4,480
Synacor, Inc. *	391	2,264
Synchronoss Technologies, Inc. *	435	10,357
Syntel, Inc.	187	10,900
Take-Two Interactive Software, Inc. *	938	11,415
Tangoe, Inc. *	530	7,659
TeleNav, Inc. *	470	3,713
TeleTech Holdings, Inc. *	251	4,694
The Active Network, Inc. *	820	4,535
TiVo, Inc. *	1,233	16,448
TNS, Inc. *	238	4,986
Travelzoo, Inc. *	203	4,450
Tyler Technologies, Inc. *	6,366	344,082
Ultimate Software Group, Inc. *	5,142	522,119
Unisys Corp. *	643	14,281
United Online, Inc.	776	5,153
ValueClick, Inc. *	1,161	23,766
VASCO Data Security International, Inc. *	391	3,167
Verint Systems, Inc. *	391	13,216
Virnetx Holding Corp. *	369	12,885
VistaPrint N.V. *	301	10,791
Vocus, Inc. *	319	5,595
Web.com Group, Inc. *	624	10,109
WebMD Health Corp. *	647	10,695
Websense, Inc. *	21,281	311,341
WEX, Inc. *	524	41,192
XO Group, Inc. *	1,010	9,716
Yelp, Inc. *	346	7,349
Zix Corp. *	1,368	4,460

		8,682,205

Technology Hardware & Equipment 6.2%
3D Systems Corp. *	532	30,776
Acme Packet, Inc. *	67,779	1,638,218
ADTRAN, Inc.	781	15,776
Aeroflex Holding Corp. *	348	2,433
Anaren, Inc. *	401	7,848
Anixter International, Inc.	400	26,912

 11

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Arris Group, Inc. *	1,232	20,353
Aruba Networks, Inc. *	87,729	2,021,276
Avid Technology, Inc. *	773	5,720
Badger Meter, Inc.	136	6,731
Benchmark Electronics, Inc. *	698	12,257
Black Box Corp.	134	3,140
CalAmp Corp. *	584	4,999
Calix, Inc. *	848	6,903
Checkpoint Systems, Inc. *	842	10,154
Ciena Corp. *	1,278	20,013
Cognex Corp.	553	21,932
Coherent, Inc.	6,904	382,551
Comtech Telecommunications Corp.	372	9,858
Cray, Inc. *	697	12,943
Daktronics, Inc.	790	9,369
Diebold, Inc.	18,400	541,696
DTS, Inc. *	346	6,609
Electro Rent Corp.	245	3,793
Electro Scientific Industries, Inc.	263	2,840
Electronics for Imaging, Inc. *	400	9,048
Emulex Corp. *	794	6,066
Extreme Networks, Inc. *	1,418	5,232
Fabrinet *	249	3,645
FARO Technologies, Inc. *	117	3,886
FEI Co.	544	33,162
Finisar Corp. *	1,044	16,182
Globecomm Systems, Inc. *	656	8,134
GSI Group, Inc. *	370	3,515
Harmonic, Inc. *	788	4,121
Imation Corp. *	1,184	4,393
Infinera Corp. *	804	5,733
Insight Enterprises, Inc. *	288	5,645
InterDigital, Inc.	644	27,943
Intermec, Inc. *	768	7,588
InvenSense, Inc. *	302	4,409
Ixia *	107,815	2,047,407
KEMET Corp. *	1,092	6,290
Littelfuse, Inc.	349	22,339
Loral Space & Communications, Inc.	67	3,932
Maxwell Technologies, Inc. *	653	6,314
Measurement Specialties, Inc. *	130	4,589
Mercury Systems, Inc. *	573	4,212
Methode Electronics, Inc.	461	4,435
MTS Systems Corp.	9,924	564,179
Multi-Fineline Electronix, Inc. *	162	2,588
NETGEAR, Inc. *	42,442	1,490,139
Newport Corp. *	655	9,445
Oclaro, Inc. *	1,205	1,952
OCZ Technology Group, Inc. *	1,106	2,488
Oplink Communications, Inc. *	255	4,297
OSI Systems, Inc. *	237	12,907
Park Electrochemical Corp.	140	3,660
Plantronics, Inc.	614	25,248
Plexus Corp. *	494	12,607
Power-One, Inc. *	894	3,594
Procera Networks, Inc. *	283	4,763
QLogic Corp. *	849	9,806
Quantum Corp. *	1,535	2,088
RealD, Inc. *	770	8,763
Rofin-Sinar Technologies, Inc. *	393	10,073
Rogers Corp. *	112	5,248
Sanmina Corp. *	993	9,453
ScanSource, Inc. *	3,706	107,696
ShoreTel, Inc. *	692	2,969
Silicon Graphics International Corp. *	982	14,278
Sonus Networks, Inc. *	1,630	3,700
STEC, Inc. *	805	4,073
Stratasys Ltd. *	3,200	251,136
Super Micro Computer, Inc. *	549	6,797
Sycamore Networks, Inc.	352	810
Symmetricom, Inc. *	431	2,323
Synaptics, Inc. *	496	17,400
SYNNEX Corp. *	408	14,668
Tellabs, Inc.	2,907	6,628
TTM Technologies, Inc. *	856	6,822
Universal Display Corp. *	598	16,636
ViaSat, Inc. *	510	19,589
Zebra Technologies Corp., Class A *	10,700	463,096

		10,195,239

Telecommunication Services 0.1%
8x8, Inc. *	1,616	10,698
Cincinnati Bell, Inc. *	1,476	7,011
Cogent Communications Group, Inc.	787	19,494
Consolidated Communications Holdings, Inc.	774	13,321
General Communication, Inc., Class A *	408	3,472
inContact, Inc. *	1,012	5,971
Iridium Communications, Inc. *	770	5,390
Leap Wireless International, Inc. *	917	5,300
Neutral Tandem, Inc.	360	997
NTELOS Holdings Corp.	612	7,913
Premiere Global Services, Inc. *	1,217	11,403
USA Mobility, Inc.	677	7,826

		98,796

Transportation 2.3%
Air Transport Services Group, Inc. *	834	3,878
Alaska Air Group, Inc. *	877	40,456
Allegiant Travel Co.	131	9,756
AMERCO	73	9,816
Arkansas Best Corp.	696	7,322
Atlas Air Worldwide Holdings, Inc. *	8,302	374,337
Avis Budget Group, Inc. *	1,447	31,154
Echo Global Logistics, Inc. *	15,778	292,997
Forward Air Corp.	462	17,145
Genco Shipping & Trading Ltd. *	897	2,996
Genesee & Wyoming, Inc., Class A *	4,629	391,521
Hawaiian Holdings, Inc. *	1,342	7,743
Heartland Express, Inc.	778	10,760
Hub Group, Inc., Class A *	309	11,374
JetBlue Airways Corp. *	2,129	12,370
Kirby Corp. *	11,100	784,215
Knight Transportation, Inc.	763	12,170
Landstar System, Inc.	17,987	1,025,978
Old Dominion Freight Line, Inc. *	9,181	342,268
Pacer International, Inc. *	762	3,101
Republic Airways Holdings, Inc. *	835	7,006
Roadrunner Transportation Systems, Inc. *	377	7,581
SkyWest, Inc.	318	4,020

12

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Spirit Airlines, Inc. *	270	5,235
Swift Transportation Co. *	1,381	18,864
US Airways Group, Inc. *	2,272	32,444
Uti Worldwide, Inc.	21,400	315,864
Werner Enterprises, Inc.	547	12,920
XPO Logistics, Inc. *	521	8,727
Zipcar, Inc. *	991	12,100

		3,816,118

Utilities 2.3%
ALLETE, Inc.	473	21,824
American States Water Co.	334	16,884
Atlantic Power Corp.	1,045	12,843
Atmos Energy Corp.	12,000	448,320
Avista Corp.	816	21,102
Black Hills Corp.	624	25,178
California Water Service Group	778	15,171
CH Energy Group, Inc.	114	7,410
Chesapeake Utilities Corp.	100	4,746
Cleco Corp.	792	33,858
El Paso Electric Co.	612	20,618
IDACORP, Inc.	679	31,512
MGE Energy, Inc.	177	9,273
New Jersey Resources Corp.	4,669	196,238
Northwest Natural Gas Co.	35,917	1,631,350
NorthWestern Corp.	542	20,049
Ormat Technologies, Inc.	443	9,418
Otter Tail Corp.	608	16,343
Piedmont Natural Gas Co., Inc.	906	28,775
PNM Resources, Inc.	1,035	22,108
Portland General Electric Co.	1,012	29,065
South Jersey Industries, Inc.	425	23,069
Southwest Gas Corp.	635	28,283
The Empire District Electric Co.	692	14,677
The Laclede Group, Inc.	160	6,387
UIL Holdings Corp.	691	25,712
UNS Energy Corp.	9,041	409,467
Westar Energy, Inc.	11,600	348,812
WGL Holdings, Inc.	7,714	323,448

		3,801,940

Total Common Stock
(Cost $126,754,022)		158,355,831

Other Investment Companies 3.5% of net assets

Equity Fund 0.0%
iShares Russell 2000 Index Fund	228	20,433

Money Market Fund 3.5%
State Street Institutional U.S. Government Money Market Fund	5,650,325	5,650,325

Total Other Investment Companies
(Cost $5,670,671)		5,670,758

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.04%, 03/14/13 (a)(b)	181,000	180,993

Total Short-Term Investment
(Cost $180,993)		180,993

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $134,369,826 and the unrealized appreciation and depreciation were $32,135,389 and ($2,297,633) respectively, with a net appreciation of $29,837,756.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	Illiquid security. At the period end, the value of these amounted to $1,384,872 or 0.8% of net assets.

ADR —	American Depositary Receipt
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 03/15/13	22	1,980,220	147,686

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 13

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by

14

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$158,355,831	$—	$—	$158,355,831
Other Investment Companies[1]	5,670,758	—	—	5,670,758
Short-Term Investment[1]	—	180,993	—	180,993

Total	$164,026,589	$180,993	$—	$164,207,582

Other Financial Instruments
Futures Contracts[2]	$147,686	$—	$—	$147,686

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$1,808	$—	($357)	$—	($1,451)	$—	$—	$—

Total	$1,808	$—	($357)	$—	($1,451)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

On January 31, 2013, the fund had open equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46829JAN13

 15

Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

94.7%	Common Stock	1,350,014,937	1,733,235,533
0.1%	Preferred Stock	1,425,989	1,746,500
4.6%	Other Investment Companies	82,794,574	82,815,503
0.2%	Corporate Bond	2,100,737	3,730,164
0.0%	Rights	306,794	325,551
0.1%	Short-Term Investments	2,262,906	2,262,906

99.7%	Total Investments	1,438,905,937	1,824,116,157
0.3%	Other Assets and Liabilities, Net		5,730,953

100.0%	Net Assets		1,829,847,110

	Number	Value
Security	of Shares	($)

Common Stock 94.7% of net assets

Australia 5.4%

Banks 0.3%
Australia & New Zealand Banking Group Ltd.	41,376	1,149,169
Bendigo & Adelaide Bank Ltd.	6,444	61,988
Commonwealth Bank of Australia	24,277	1,633,221
National Australia Bank Ltd.	34,609	988,944
Westpac Banking Corp.	46,945	1,373,366

		5,206,688

Capital Goods 0.5%
Leighton Holdings Ltd.	2,271	49,097
Monadelphous Group Ltd.	352,737	9,805,183

		9,854,280

Commercial & Professional Supplies 0.3%
ALS Ltd.	5,060	59,488
Brambles Ltd.	23,345	197,184
McMillan Shakespeare Ltd.	122,531	1,755,287
Transfield Services Ltd.	2,260,626	4,210,217

		6,222,176

Consumer Services 0.3%
Crown Ltd.	6,204	74,961
Echo Entertainment Group Ltd.	12,297	46,064
Flight Centre Ltd.	176,236	5,587,777
TABCORP Holdings Ltd.	10,270	32,686
Tatts Group Ltd.	22,383	75,970

		5,817,458

Diversified Financials 0.0%
ASX Ltd.	2,806	102,510
Macquarie Group Ltd.	4,847	194,944

		297,454

Energy 0.1%
Caltex Australia Ltd.	2,024	41,069
Origin Energy Ltd.	16,850	221,362
Santos Ltd.	14,656	183,085
Whitehaven Coal Ltd.	6,829	23,429
Woodside Petroleum Ltd.	9,980	369,683
WorleyParsons Ltd.	3,314	87,384

		926,012

Food & Staples Retailing 0.1%
Metcash Ltd.	14,377	57,126
Wesfarmers Ltd.	15,294	600,187
Woolworths Ltd.	18,723	609,952

		1,267,265

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	8,985	129,675
Treasury Wine Estates Ltd.	9,858	48,926

		178,601

Health Care Equipment & Services 0.0%
Cochlear Ltd.	2,027	170,597
Ramsay Health Care Ltd.	1,970	60,686
Sonic Healthcare Ltd.	5,555	79,158

		310,441

Insurance 0.3%
AMP Ltd.	825,193	4,580,766
Insurance Australia Group Ltd.	32,789	171,559
QBE Insurance Group Ltd.	18,204	226,719
Suncorp Group Ltd.	20,038	222,082

		5,201,126

Materials 1.8%
Alumina Ltd.	36,590	42,269
Amcor Ltd.	789,152	6,912,991
Atlas Iron Ltd.	1,103,129	1,709,878
BHP Billiton Ltd.	49,188	1,934,662
BHP Billiton Ltd. ADR	84,325	6,638,064
Boral Ltd.	10,945	56,115
Fortescue Metals Group Ltd.	21,499	105,454
Iluka Resources Ltd.	6,278	63,637
Incitec Pivot Ltd.	26,096	88,001
Newcrest Mining Ltd.	11,930	292,214
Orica Ltd.	441,492	11,805,825
OZ Minerals Ltd.	4,856	35,216
Regis Resources Ltd. *	393,433	2,139,099
Rio Tinto Ltd.	6,611	459,144
Sims Metal Management Ltd.	2,464	23,985

		32,306,554

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	54,270	3,106,584

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 1.0%
CFS Retail Property Trust Group	32,493	67,817
Commonwealth Property Office Fund	10,982,143	12,724,202
Dexus Property Group	72,559	79,096
Federation Centres	22,668	55,077
Goodman Group	25,244	118,410
GPT Group	22,446	88,796
Lend Lease Group	8,133	87,915
Mirvac Group	51,235	85,037
Shopping Centres Australasia Property Group *	2,243,732	3,813,813
Stockland	32,727	117,678
Westfield Group	32,509	379,378
Westfield Retail Trust	45,683	152,989

		17,770,208

Retailing 0.1%
David Jones Ltd.	671,225	1,753,993
Harvey Norman Holdings Ltd.	7,965	16,311

		1,770,304

Software & Services 0.1%
carsales.com Ltd.	272,610	2,523,625
Computershare Ltd.	6,665	72,890

		2,596,515

Telecommunication Services 0.3%
Telstra Corp., Ltd.	1,158,392	5,560,282

Transportation 0.0%
Asciano Ltd.	14,625	73,775
Aurizon Holdings Ltd.	26,915	111,532
Qantas Airways Ltd. *	16,643	26,604
Sydney Airport	1,870	6,193
Toll Holdings Ltd.	10,116	55,764
Transurban Group	20,579	130,976

		404,844

Utilities 0.0%
AGL Energy Ltd.	8,346	134,203
APA Group	12,878	77,491
SP AusNet	24,580	29,507

		241,201

		99,037,993

Austria 0.4%

Banks 0.0%
Erste Group Bank AG *	3,290	110,705
Raiffeisen Bank International AG	733	32,920

		143,625

Capital Goods 0.1%
Andritz AG	35,095	2,308,858

Energy 0.0%
OMV AG	2,275	93,721
Schoeller-Bleckmann Oilfield Equipment AG	6,200	621,170

		714,891

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	576	30,433

Materials 0.0%
Voestalpine AG	1,648	60,424

Real Estate 0.0%
Immofinanz AG *	13,432	58,844

Semiconductors & Semiconductor Equipment 0.3%
AMS AG	40,525	4,985,352

Telecommunication Services 0.0%
Telekom Austria AG	2,926	21,664

Utilities 0.0%
Verbund AG	1,021	21,757

		8,345,848

Belgium 0.2%

Banks 0.0%
KBC GROEP N.V.	3,694	145,420

Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	1,210	100,988

Food & Staples Retailing 0.1%
Colruyt S.A.	21,473	1,041,017
Delhaize Group S.A.	1,527	72,392

		1,113,409

Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	12,234	1,076,452

Insurance 0.0%
Ageas	3,420	112,964

Materials 0.0%
Solvay S.A.	938	147,373
Umicore S.A.	1,709	88,918

		236,291

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
ThromboGenics N.V. *	9,403	487,587
UCB S.A.	1,687	97,376

		584,963

Telecommunication Services 0.0%
Belgacom S.A.	2,281	69,624
Telenet Group Holding N.V.	838	39,653

		109,277

		3,479,764

Brazil 1.2%

Capital Goods 0.2%
Mills Estruturas e Servicos de Engenharia S.A.	241,500	4,062,696

Commercial & Professional Supplies 0.0%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	21,000	447,073

Consumer Services 0.2%
Estacio Participacoes S.A.	178,900	3,961,880

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.1%
QGEP Participacoes S.A.	127,400	875,841

Food & Staples Retailing 0.2%
Brazil Pharma S.A.	440,000	3,248,048

Materials 0.2%
Vale S.A. ADR	205,400	4,142,918

Media 0.0%
T4F Entretenimento S.A.	17,700	66,752

Real Estate 0.0%
BR Malls Participacoes S.A.	31,700	410,388

Retailing 0.0%
Cia. Hering	22,400	426,099

Software & Services 0.1%
Cielo S.A.	41,940	1,187,198

Transportation 0.1%
CCR S.A.	170,600	1,760,529

Utilities 0.1%
Tractebel Energia S.A.	47,300	840,609

		21,430,031

Cambodia 0.1%

Consumer Services 0.1%
NagaCorp Ltd.	2,666,000	2,104,075

Canada 4.0%

Banks 0.1%
Canadian Western Bank	50,732	1,568,653

Capital Goods 0.0%
Finning International, Inc.	13,350	341,848

Diversified Financials 0.1%
CI Financial Corp.	58,328	1,562,587

Energy 0.6%
Canadian Natural Resources Ltd.	68,400	2,067,048
Pason Systems, Inc.	289,500	4,937,232
Suncor Energy, Inc.	105,525	3,589,960

		10,594,240

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., Class B	34,163	1,666,705
Metro, Inc.	29,669	1,841,893

		3,508,598

Materials 0.9%
Agrium, Inc.	18,600	2,110,914
Detour Gold Corp. *	54,486	1,151,559
Detour Gold Corp. (b)(c)*	21,058	445,060
Norbord, Inc. *	88,705	2,601,385
Potash Corp. of Saskatchewan, Inc.	144,325	6,133,812
West Fraser Timber Co., Ltd.	42,469	3,409,357

		15,852,087

Media 0.6%
Thomson Reuters Corp.	337,900	10,349,754

Real Estate 0.4%
Brookfield Asset Management, Inc., Class A	37,831	1,397,099
Morguard REIT	111,590	2,148,113
Northern Property REIT	118,400	3,787,993

		7,333,205

Retailing 0.1%
Dollarama, Inc.	36,030	2,192,000

Transportation 1.0%
Canadian National Railway Co.	118,686	11,353,503
Canadian Pacific Railway Ltd.	70,075	8,095,765

		19,449,268

		72,752,240

Chile 0.2%

Diversified Financials 0.0%
Inversiones La Construccion S.A.	19,921	390,875

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CFR Pharmaceuticals S.A.	2,284,194	600,976

Real Estate 0.1%
Parque Arauco S.A.	489,662	1,331,940

Software & Services 0.0%
Sonda S.A.	164,392	558,124

Telecommunication Services 0.1%
ENTEL Chile S.A.	57,296	1,240,034

		4,121,949

China 1.5%

Automobiles & Components 0.1%
Great Wall Motor Co., Ltd., Class H	539,000	2,191,331

Banks 0.3%
China Merchants Bank Co., Ltd., Class H	1,032,000	2,473,836
Industrial & Commercial Bank of China Ltd., Class H	2,874,000	2,164,436

		4,638,272

Capital Goods 0.1%
CIMC Enric Holdings Ltd.	1,256,000	1,274,033
Lonking Holdings Ltd.	5,131,000	1,336,636

		2,610,669

Consumer Durables & Apparel 0.1%
Daphne International Holdings Ltd.	1,172,000	1,508,865
Shenzhou International Group	6,000	14,588

		1,523,453

Energy 0.2%
Anton Oilfield Services Group	3,996,000	1,904,639
China Shenhua Energy Co., Ltd., Class H	482,500	2,074,807

		3,979,446

Health Care Equipment & Services 0.1%
Ginko International Co., Ltd.	197,233	2,500,505

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.1%
AMVIG Holdings Ltd. (b)	4,556,000	1,733,012

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Sino Biopharmaceutical Ltd.	1,520,000	754,540
WuXi PharmaTech Cayman, Inc. ADR *	22,248	359,973

		1,114,513

Real Estate 0.2%
KWG Property Holding Ltd.	4,744,000	3,600,031

Retailing 0.1%
China ZhengTong Auto Services Holdings Ltd. *	1,382,000	1,231,018

Semiconductors & Semiconductor Equipment 0.0%
Spreadtrum Communications, Inc. ADR	23,536	364,808

Technology Hardware & Equipment 0.1%
Hollysys Automation Technologies Ltd. *	37,761	497,690
Ju Teng International Holdings Ltd.	3,038,000	1,457,178

		1,954,868

		27,441,926

Denmark 1.5%

Banks 0.0%
Danske Bank A/S *	10,154	194,573

Capital Goods 0.1%
Rockwool International A/S, B Shares	14,196	1,701,174

Consumer Durables & Apparel 0.3%
Pandora A/S	238,623	5,896,495

Food, Beverage & Tobacco 0.0%
Carlsberg A/S, Class B	1,681	179,814

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	32,263	1,702,781
GN Store Nord A/S	64,477	1,049,105
William Demant Holding A/S *	443	38,824

		2,790,710

Insurance 0.0%
Tryg A/S	368	28,919

Materials 0.8%
Christian Hansen Holding A/S	389,658	13,782,781
Novozymes A/S, B Shares	3,747	122,795

		13,905,576

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	6,203	1,141,923

Software & Services 0.0%
SimCorp A/S	2,573	615,774

Telecommunication Services 0.0%
TDC A/S	7,940	60,854

Transportation 0.0%
AP Moller - Maersk A/S, Series A	9	68,055
AP Moller - Maersk A/S, Series B	20	159,545
DSV A/S	3,059	78,424

		306,024

		26,821,836

Finland 0.4%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	31,565	1,357,257

Capital Goods 0.2%
Kone Oyj, Class B	34,750	2,866,707
Metso Oyj	1,916	85,675
Wartsila Oyj Abp	2,658	126,318

		3,078,700

Diversified Financials 0.0%
Pohjola Bank plc, A Shares	2,071	35,428

Energy 0.0%
Neste Oil Oyj	1,922	30,675

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	1,003	32,821

Insurance 0.0%
Sampo Oyj, A Shares	6,533	234,524

Materials 0.1%
Huhtamaki Oyj	134,793	2,446,366
Stora Enso Oyj, R Shares	8,723	62,211
UPM-Kymmene Oyj	8,330	101,852

		2,610,429

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	1,428	39,854

Technology Hardware & Equipment 0.0%
Nokia Oyj	57,419	225,370

Telecommunication Services 0.0%
Elisa Oyj	2,120	50,411

Utilities 0.0%
Fortum Oyj	6,918	129,447

		7,824,916

France 7.8%

Automobiles & Components 0.0%
Compagnie Generale des Etablissements Michelin	2,745	255,295
Peugeot S.A. *	3,449	26,881
Renault S.A.	2,997	180,642

		462,818

Banks 1.3%
BNP Paribas S.A.	356,894	22,393,084
Credit Agricole S.A. *	14,879	147,076
Natixis	13,865	54,939
Societe Generale S.A. *	10,648	480,820

		23,075,919

Capital Goods 0.6%
Alstom S.A.	3,268	144,858
Bouygues S.A.	2,833	80,383
Compagnie de Saint-Gobain	31,440	1,293,728
Legrand S.A.	3,543	160,736
Mersen	92,004	2,694,126

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nexans S.A.	97,846	5,067,587
Rexel S.A.	1,590	33,810
Safran S.A.	3,491	160,333
Schneider Electric S.A.	7,985	607,481
Thales S.A.	1,517	54,632
Vallourec S.A.	1,597	86,654
Vinci S.A.	6,963	354,442
Zodiac Aerospace	9,969	1,091,413

		11,830,183

Commercial & Professional Supplies 0.2%
Bureau Veritas S.A.	894	107,005
Edenred	2,754	88,252
Societe BIC S.A.	10,743	1,445,538
Teleperformance	54,286	2,163,088

		3,803,883

Consumer Durables & Apparel 0.3%
Christian Dior S.A.	20,910	3,651,432
Hermes International	4,000	1,299,815
LVMH Moet Hennessy Louis Vuitton S.A.	3,864	727,504

		5,678,751

Consumer Services 0.0%
Accor S.A.	2,211	86,306
Sodexo	1,491	132,910

		219,216

Diversified Financials 0.0%
Eurazeo	496	26,167
Wendel S.A.	493	53,487

		79,654

Energy 0.1%
Compagnie Generale de Geophysique - Veritas *	2,590	75,031
Technip S.A.	1,522	164,801
Total S.A.	32,462	1,759,191

		1,999,023

Food & Staples Retailing 0.0%
Carrefour S.A.	9,083	258,957
Casino Guichard Perrachon S.A.	918	89,899

		348,856

Food, Beverage & Tobacco 0.4%
Danone S.A.	89,693	6,215,918
Pernod-Ricard S.A.	3,214	402,308
Remy Cointreau S.A.	330	42,114

		6,660,340

Health Care Equipment & Services 0.2%
Essilor International S.A.	3,059	311,804
Medica S.A.	186,943	3,561,254

		3,873,058

Household & Personal Products 0.0%
L’Oreal S.A.	3,661	543,635

Insurance 0.2%
AXA S.A.	26,826	496,682
CNP Assurances	2,227	36,818
Euler Hermes S.A.	24,338	2,170,890
SCOR SE	2,591	74,597

		2,778,987

Materials 0.3%
Air Liquide S.A.	4,740	605,167
Arkema S.A.	36,200	4,104,350
Imerys S.A.	509	33,660
Lafarge S.A.	2,886	176,252

		4,919,429

Media 0.7%
Eutelsat Communications S.A.	1,976	67,878
Ipsos	98,826	3,939,077
JC Decaux S.A.	997	27,847
Lagardere S.C.A.	1,770	63,979
Publicis Groupe S.A.	133,037	8,705,666

		12,804,447

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Boiron S.A. (b)	64,897	2,763,356
Eurofins Scientific	20,245	3,616,656
Sanofi	91,228	8,893,471

		15,273,483

Real Estate 0.3%
Fonciere des Regions	412	34,785
Gecina S.A.	329	37,265
ICADE	350	30,877
Klepierre	1,564	61,625
Unibail-Rodamco SE	19,954	4,712,568

		4,877,120

Retailing 0.7%
PPR	56,182	12,082,825

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	9,557	82,619

Software & Services 0.2%
Altran Technologies S.A. *	365,160	2,762,672
AtoS	901	65,857
Cap Gemini S.A.	2,219	106,935
Dassault Systemes S.A.	981	109,080

		3,044,544

Technology Hardware & Equipment 0.8%
Gemalto N.V.	1,173	104,411
Ingenico	124,655	7,858,173
Neopost S.A.	114,259	6,521,864

		14,484,448

Telecommunication Services 0.2%
France Telecom S.A.	28,027	318,297
Iliad S.A.	348	64,498
Vivendi S.A.	162,955	3,489,776

		3,872,571

Transportation 0.0%
Aeroports de Paris	519	42,779
Groupe Eurotunnel S.A. - Reg’d	8,871	75,433

		118,212

Utilities 0.5%
EDF S.A.	3,627	69,630
GDF Suez	19,351	396,961
Rubis	120,298	8,714,228
Suez Environnement Co.	4,195	55,474

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Veolia Environnement S.A.	5,454	69,830

		9,306,123

		142,220,144

Germany 7.6%

Automobiles & Components 1.5%
Bayerische Motoren Werke AG	50,484	5,084,672
Continental AG	1,701	199,631
Daimler AG - Reg’d	299,201	17,414,141
ElringKlinger AG	109,338	3,866,052
Volkswagen AG	442	102,105

		26,666,601

Banks 0.0%
Commerzbank AG *	56,282	123,234

Capital Goods 1.4%
Brenntag AG	10,563	1,503,887
Duerr AG	24,382	2,385,647
GEA Group AG	2,817	102,069
Gildemeister AG	92,415	2,276,580
Hochtief AG *	480	31,323
KUKA AG *	43,086	1,671,426
MAN SE	665	80,146
MTU Aero Engines Holding AG	88,518	8,440,890
NORMA Group	171,765	4,992,765
Rational AG	9,724	2,945,756
Siemens AG - Reg’d	12,542	1,374,146

		25,804,635

Commercial & Professional Supplies 0.3%
Bertrandt AG	2,826	311,106
Bilfinger SE	52,008	5,256,843

		5,567,949

Consumer Durables & Apparel 0.1%
Adidas AG	3,242	301,077
Gerry Weber International AG	16,484	800,774
Hugo Boss AG	414	48,647

		1,150,498

Diversified Financials 0.1%
Deutsche Bank AG - Reg’d	14,133	730,950
Deutsche Boerse AG	3,030	199,518

		930,468

Food & Staples Retailing 0.0%
Metro AG	1,944	60,037

Food, Beverage & Tobacco 0.0%
Suedzucker AG	1,360	58,174

Health Care Equipment & Services 0.2%
Celesio AG	1,275	23,159
Fresenius Medical Care AG & Co KGaA	3,256	229,512
Fresenius SE & Co KGaA	22,384	2,722,412

		2,975,083

Household & Personal Products 0.0%
Beiersdorf AG	1,597	140,158
Henkel AG & Co. KGaA	2,052	152,216

		292,374

Insurance 0.8%
Allianz SE - Reg’d	98,434	14,084,635
Hannover Rueckversicherung AG - Reg’d	904	72,981
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	2,722	499,910

		14,657,526

Materials 1.5%
BASF SE	70,135	7,103,319
BASF SE ADR	46,050	4,662,562
HeidelbergCement AG	2,226	140,323
K&S AG - Reg’d	2,720	122,616
Lanxess AG	1,318	111,331
Linde AG	2,807	511,641
Salzgitter AG	586	27,316
Symrise AG	402,677	14,234,253
ThyssenKrupp AG	6,015	146,010

		27,059,371

Media 0.2%
Axel Springer AG	593	27,704
GfK SE (b)	64,695	3,744,744
Kabel Deutschland Holding AG	1,308	105,986

		3,878,434

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	59,007	5,822,970
Merck KGaA	1,024	142,369
QIAGEN N.V. *	150,175	3,152,576

		9,117,915

Real Estate 0.3%
Deutsche Wohnen AG	70,129	1,350,161
GSW Immobilien AG	36,656	1,564,162
TAG Immobilien AG	158,483	1,922,708

		4,837,031

Retailing 0.3%
Fielmann AG	56,059	5,723,491

Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG	16,932	152,718

Software & Services 0.4%
SAP AG	38,535	3,160,151
United Internet AG - Reg’d	1,612	37,479
Wirecard AG	192,776	4,391,063

		7,588,693

Telecommunication Services 0.0%
Deutsche Telekom AG - Reg’d	42,630	523,718

Transportation 0.0%
Deutsche Lufthansa AG - Reg’d	3,433	68,192
Deutsche Post AG - Reg’d	14,072	330,437
Fraport AG	551	33,397

		432,026

Utilities 0.0%
E.ON SE AG	27,338	475,360
RWE AG	7,394	278,027

		753,387

		138,353,363

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Greece 0.0%

Consumer Services 0.0%
OPAP S.A.	3,348	28,986

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A. *	2,937	76,367

		105,353

Hong Kong 2.5%

Automobiles & Components 0.1%
Brilliance China Automotive Holdings Ltd. *	1,066,000	1,431,113

Banks 0.0%
Bank of East Asia Ltd.	17,800	73,160
BOC Hong Kong (Holdings) Ltd.	58,000	200,141
Hang Seng Bank Ltd.	12,000	196,503

		469,804

Capital Goods 0.0%
Hopewell Holdings Ltd.	8,500	35,065
Hutchison Whampoa Ltd.	33,000	368,844
Noble Group Ltd.	58,000	57,196
NWS Holdings Ltd.	20,000	35,691

		496,796

Consumer Durables & Apparel 0.4%
Man Wah Holdings Ltd.	2,452,000	2,255,397
Techtronic Industries Co., Ltd.	2,693,500	5,460,415
Yue Yuen Industrial Holdings Ltd.	11,000	36,847

		7,752,659

Consumer Services 0.0%
Galaxy Entertainment Group Ltd. *	32,000	144,198
MGM China Holdings Ltd.	14,000	33,106
Sands China Ltd.	38,000	191,762
Shangri-La Asia Ltd.	26,000	61,534
SJM Holdings Ltd.	29,683	81,034
Wynn Macau Ltd. *	23,200	65,093

		576,727

Diversified Financials 0.1%
First Pacific Co., Ltd.	32,000	41,215
Hong Kong Exchanges & Clearing Ltd.	16,500	313,016
Value Partners Group Ltd.	687,000	478,406

		832,637

Energy 0.2%
Kunlun Energy Co., Ltd.	1,276,000	2,651,948

Insurance 0.0%
AIA Group Ltd.	164,800	655,594

Real Estate 0.6%
Cheung Kong (Holdings) Ltd.	21,410	351,139
China Overseas Grand Oceans Group Ltd.	3,274,250	4,552,279
China Overseas Land & Investment Ltd.	1,136,000	3,523,317
Hang Lung Properties Ltd.	35,000	132,167
Henderson Land Development Co., Ltd.	15,000	107,996
Hysan Development Co., Ltd.	10,000	50,353
Kerry Properties Ltd.	11,000	59,395
New World Development Co., Ltd.	54,000	99,319
Sino Land Co., Ltd.	44,000	82,267
Sun Hung Kai Properties Ltd.	24,000	394,292
Swire Pacific Ltd., Class A	10,500	134,771
Swire Properties Ltd.	17,800	65,186
The Link REIT	35,500	184,563
Wharf Holdings Ltd.	23,349	206,251
Wheelock & Co., Ltd.	14,000	78,890

		10,022,185

Retailing 0.3%
Emperor Watch & Jewellery Ltd.	41,213,941	5,103,792
Li & Fung Ltd.	90,000	126,220
Sa Sa International Holdings Ltd.	958,000	864,781

		6,094,793

Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	240,900	3,042,582

Technology Hardware & Equipment 0.3%
AAC Technologies Holdings, Inc.	890,500	3,445,437
China High Precision Automation Group Ltd. (a)(b)	766,000	12,247
Lenovo Group Ltd.	2,476,000	2,579,019

		6,036,703

Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	34,000	31,693
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,046,000	926,158
PCCW Ltd.	60,000	26,529
SmarTone Telecommunications Holdings Ltd.	613,500	1,094,730

		2,079,110

Transportation 0.2%
Cathay Pacific Airways Ltd.	18,000	34,939
MTR Corp., Ltd.	23,500	97,006
Orient Overseas International Ltd.	3,500	24,521
Pacific Basin Shipping Ltd.	6,014,000	3,498,844

		3,655,310

Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	7,400	46,994
CLP Holdings Ltd.	26,500	225,180
Hong Kong & China Gas Co., Ltd.	81,400	230,679
Power Assets Holdings Ltd.	21,000	181,959

		684,812

		46,482,773

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

India 0.8%

Automobiles & Components 0.1%
Tata Motors Ltd.	425,937	2,369,754

Banks 0.1%
Gruh Finance Ltd.	87,217	367,052
IndusInd Bank Ltd.	58,275	477,529
Yes Bank Ltd.	85,272	837,466

		1,682,047

Capital Goods 0.1%
Ashok Leyland Ltd.	2,616,735	1,200,871

Diversified Financials 0.1%
Crisil Ltd.	16,685	315,614
Mahindra & Mahindra Financial Services Ltd.	75,750	1,476,800

		1,792,414

Food, Beverage & Tobacco 0.1%
McLeod Russel India Ltd.	235,859	1,605,207

Health Care Equipment & Services 0.1%
Apollo Hospitals Enterprise Ltd.	102,652	1,558,803

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Ipca Laboratories Ltd.	56,559	523,482
Lupin Ltd.	69,805	793,388
Wockhardt Ltd. *	79,543	2,609,855

		3,926,725

Real Estate 0.0%
Oberoi Realty Ltd.	79,710	436,078

		14,571,899

Indonesia 0.3%

Banks 0.1%
PT Bank Rakyat Indonesia (Persero) Tbk	2,273,000	1,856,302
PT Bank Tabungan Pensiunan Nasional Tbk *	13,500	6,861

		1,863,163

Real Estate 0.1%
PT Alam Sutera Realty Tbk	8,386,500	663,294

Technology Hardware & Equipment 0.1%
PT Erajaya Swasembada Tbk *	5,457,500	1,568,726

Telecommunication Services 0.0%
PT Telekomunikasi Indonesia (Persero) Tbk	603,500	604,439

		4,699,622

Ireland 1.2%

Banks 0.3%
Bank of Ireland *	26,421,100	5,099,251

Capital Goods 0.3%
Eaton Corp. plc	54,700	3,115,165
Ingersoll-Rand plc	43,200	2,220,048

		5,335,213

Commercial & Professional Supplies 0.4%
Experian plc	412,898	7,063,153

Consumer Services 0.0%
Paddy Power plc	1,057	87,690

Food, Beverage & Tobacco 0.2%
Glanbia plc	358,556	4,001,888
Kerry Group plc, Class A	2,289	120,124

		4,122,012

Materials 0.0%
CRH plc	11,148	240,490

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Elan Corp. plc *	7,936	83,734
Shire plc	8,489	283,976

		367,710

		22,315,519

Israel 0.4%

Banks 0.0%
Bank Hapoalim B.M. *	15,869	66,903
Bank Leumi Le-Israel B.M. *	18,157	60,669
Mizrahi Tefahot Bank Ltd. *	1,853	19,621

		147,193

Energy 0.0%
Delek Group Ltd.	68	16,798

Materials 0.0%
Israel Chemicals Ltd.	6,666	88,536
The Israel Corp., Ltd.	35	23,952

		112,488

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Teva Pharmaceutical Industries Ltd.	14,323	544,238

Semiconductors & Semiconductor Equipment 0.0%
Mellanox Technologies Ltd. *	612	31,083

Software & Services 0.4%
Check Point Software Technologies Ltd. *	125,300	6,265,000
NICE Systems Ltd. *	898	33,000

		6,298,000

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	26,399	30,937

		7,180,737

Italy 2.4%

Automobiles & Components 0.0%
Fiat S.p.A. *	13,397	82,002
Pirelli & C. S.p.A.	3,567	43,751

		125,753

Banks 0.9%
Banca Monte dei Paschi di Siena S.p.A. *	73,168	24,441
Banco Popolare Scarl *	26,443	55,093
Intesa Sanpaolo S.p.A.	7,400,327	15,084,455

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Intesa Sanpaolo S.p.A. - RSP	13,982	23,730
UniCredit S.p.A. *	61,264	395,469
Unione di Banche Italiane S.C.P.A.	12,391	64,672

		15,647,860

Capital Goods 0.7%
Fiat Industrial S.p.A.	1,031,033	13,268,514
Finmeccanica S.p.A. *	6,068	39,877
Prysmian S.p.A.	3,054	65,268

		13,373,659

Consumer Durables & Apparel 0.3%
Luxottica Group S.p.A.	2,543	117,363
Salvatore Ferragamo Italia S.p.A.	141,188	3,603,102
Tod’s S.p.A.	6,991	954,162

		4,674,627

Diversified Financials 0.4%
Azimut Holding S.p.A.	61,727	1,085,792
Banca Generali S.p.A.	301,649	5,781,750
Exor S.p.A.	961	28,404
Mediobanca S.p.A.	7,747	57,021

		6,952,967

Energy 0.1%
Eni S.p.A.	38,737	967,555
Saipem S.p.A.	4,111	116,730
Tenaris S.A.	7,371	154,624

		1,238,909

Insurance 0.0%
Assicurazioni Generali S.p.A.	17,664	338,152

Telecommunication Services 0.0%
Telecom Italia S.p.A.	146,192	145,065
Telecom Italia S.p.A. - RSP	90,360	77,197

		222,262

Transportation 0.0%
Atlantia S.p.A.	4,962	91,626

Utilities 0.0%
Enel Green Power S.p.A.	26,240	54,106
Enel S.p.A.	99,769	435,010
Snam S.p.A.	25,096	126,827
Terna - Rete Elettrica Nationale S.p.A.	21,282	89,605

		705,548

		43,371,363

Japan 14.3%

Automobiles & Components 2.7%
Aisin Seiki Co., Ltd.	2,900	94,994
Bridgestone Corp.	10,100	264,890
Daihatsu Motor Co., Ltd.	3,000	62,408
Denso Corp.	7,500	280,991
F.C.C. Co., Ltd.	367,500	7,899,256
Fuji Heavy Industries Ltd.	306,000	4,138,566
Honda Motor Co., Ltd.	377,307	14,261,899
Isuzu Motors Ltd.	18,317	114,875
Koito Manufacturing Co., Ltd.	1,000	16,670
Mazda Motor Corp. *	44,000	119,025
Mitsubishi Motors Corp. *	58,000	60,306
NGK Spark Plug Co., Ltd.	3,000	38,160
NHK Spring Co., Ltd.	2,200	19,312
Nifco, Inc.	280,300	5,821,469
Nissan Motors Co., Ltd.	37,600	384,969
NOK Corp.	1,600	23,923
Stanley Electric Co., Ltd.	2,200	36,025
Sumitomo Rubber Industries Ltd.	2,600	34,697
Suzuki Motor Corp.	5,400	141,695
Toyoda Gosei Co., Ltd.	1,000	22,157
Toyota Boshoku Corp.	1,000	13,098
Toyota Industries Corp.	2,514	83,483
Toyota Motor Corp.	331,577	15,837,592
Yamaha Motor Co., Ltd.	4,200	53,454

		49,823,914

Banks 0.8%
Aozora Bank Ltd.	16,000	44,982
Fukuoka Financial Group, Inc.	12,000	50,526
Mitsubishi UFJ Financial Group, Inc.	194,100	1,103,874
Mizuho Financial Group, Inc.	347,400	693,403
Resona Holdings, Inc.	29,500	131,374
Seven Bank Ltd.	592,900	1,434,409
Shinsei Bank Ltd.	21,000	42,902
Sumitomo Mitsui Financial Group, Inc.	227,700	9,145,314
Sumitomo Mitsui Trust Holdings, Inc.	49,000	180,984
Suruga Bank Ltd.	86,000	1,121,182
The Bank of Kyoto Ltd.	5,000	41,372
The Bank of Yokohama Ltd.	19,000	90,751
The Chiba Bank Ltd.	12,000	74,775
The Chugoku Bank Ltd.	3,000	41,321
The Gunma Bank Ltd.	6,000	28,961
The Hachijuni Bank Ltd.	7,000	35,046
The Hiroshima Bank Ltd.	8,000	34,011
The Iyo Bank Ltd.	4,000	32,711
The Joyo Bank Ltd.	10,000	46,883
The Nishi-Nippon City Bank Ltd.	10,000	25,918
The Shizuoka Bank Ltd.	8,454	79,711
Yamaguchi Financial Group, Inc.	3,274	31,543

		14,511,953

Capital Goods 1.8%
Aica Kogyo Co., Ltd.	159,200	2,645,190
Aida Engineering Ltd.	294,800	2,232,948
Amada Co., Ltd.	6,000	37,497
Asahi Glass Co., Ltd.	16,000	106,152
Chiyoda Corp.	116,417	1,459,356
Daikin Industries Ltd.	34,400	1,314,393
Fanuc Corp.	13,851	2,161,455
Fuji Electric Co., Ltd.	8,000	18,681
Furukawa Electric Co., Ltd. *	10,000	20,265
GS Yuasa Corp.	5,000	17,802
Hino Motors Ltd.	4,000	42,033
Hitachi Construction Machinery Co., Ltd.	1,600	36,743
IHI Corp.	20,000	51,849
ITOCHU Corp.	23,300	263,511

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
JGC Corp.	3,000	85,047
JTEKT Corp.	3,300	35,250
Kajima Corp.	13,000	38,968
Kawasaki Heavy Industries Ltd.	23,000	71,256
Kinden Corp.	2,000	13,262
Komatsu Ltd.	14,100	375,004
Kubota Corp.	17,000	194,174
Kurita Water Industries Ltd.	1,700	33,414
LIXIL Group Corp.	4,000	92,953
Mabuchi Motor Co., Ltd.	400	17,960
Makita Corp.	37,000	1,801,953
Marubeni Corp.	25,445	186,902
Misumi Group, Inc.	133,100	3,497,086
Mitsubishi Corp.	21,349	450,404
Mitsubishi Electric Corp.	30,000	248,636
Mitsubishi Heavy Industries Ltd.	46,000	245,977
Mitsui & Co., Ltd.	26,300	397,491
Miura Co., Ltd.	83,100	2,172,209
Monotaro Co., Ltd.	74,014	2,719,885
Nabtesco Corp.	1,400	29,228
NGK Insulators Ltd.	4,000	46,524
Nidec Corp.	1,700	97,174
NSK Ltd.	7,000	49,609
Obayashi Corp.	10,000	51,275
Sanwa Holdings Corp.	670,000	3,193,952
Shimizu Corp.	9,000	29,151
SMC Corp.	837	144,871
Sojitz Corp.	18,800	28,218
Sumitomo Corp.	17,400	225,074
Sumitomo Electric Industries Ltd.	11,800	132,840
Sumitomo Heavy Industries Ltd.	9,000	39,715
Taisei Corp.	15,000	44,762
Tatsuta Electric Wire and Cable Co., Ltd.	223,000	1,878,526
The Japan Steel Works Ltd.	5,000	28,848
THK Co., Ltd.	1,800	31,275
Toshiba Plant Systems & Services Corp.	180,000	2,512,101
TOTO Ltd.	4,313	34,137
Toyota Tsusho Corp.	3,200	76,113
Ushio, Inc.	179,800	1,943,823

		33,702,922

Commercial & Professional Supplies 0.5%
Dai Nippon Printing Co., Ltd.	9,000	72,760
Meitec Corp.	112,600	2,880,536
Park24 Co., Ltd.	1,500	27,076
Secom Co., Ltd.	104,900	5,232,360
Toppan Printing Co., Ltd.	9,000	55,861

		8,268,593

Consumer Durables & Apparel 0.1%
Arnest One Corp.	1,900	30,401
Asics Corp.	2,200	31,332
Casio Computer Co., Ltd.	3,600	31,056
Namco Bandai Holdings, Inc.	2,900	41,366
Nikon Corp.	5,300	151,543
Panasonic Corp.	33,900	223,147
Rinnai Corp.	500	35,352
Sankyo Co., Ltd.	800	31,872
Sega Sammy Holdings, Inc.	3,200	56,525
Sekisui Chemical Co., Ltd.	7,000	67,443
Sekisui House Ltd.	8,355	91,953
Sharp Corp.	15,419	52,496
Shimano, Inc.	1,145	78,189
Sony Corp.	15,500	231,846
Yamaha Corp.	2,400	25,427

		1,179,948

Consumer Services 0.0%
Benesse Holdings, Inc.	1,000	43,595
McDonald’s Holdings Co., Ltd.	1,000	25,668
Oriental Land Co., Ltd.	800	106,366

		175,629

Diversified Financials 1.5%
Acom Co., Ltd. *	610	15,943
Aeon Credit Service Co., Ltd.	130,700	2,711,737
Credit Saison Co., Ltd.	2,600	55,019
Daiwa Securities Group, Inc.	3,019,000	17,559,719
Mitsubishi UFJ Lease & Finance Co., Ltd.	870	39,530
Nomura Holdings, Inc.	56,200	321,705
ORIX Corp.	55,150	5,899,984
SBI Holdings, Inc.	3,336	27,700

		26,631,337

Energy 0.0%
Cosmo Oil Co., Ltd.	9,000	20,233
Idemitsu Kosan Co., Ltd.	340	29,811
Inpex Corp.	34	196,852
Japan Petroleum Exploration Co.	400	14,739
JX Holdings, Inc.	34,900	205,904
Showa Shell Sekiyu K.K.	2,800	16,249
TonenGeneral Sekiyu K.K.	4,367	38,081

		521,869

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	9,500	107,753
Ain Pharmaciez, Inc.	5,900	318,759
Cosmos Pharmaceutical Corp.	2,000	214,137
FamilyMart Co., Ltd.	33,600	1,349,746
Lawson, Inc.	28,229	2,045,657
Seven & I Holdings Co., Ltd.	11,700	355,425
Sundrug Co., Ltd.	18,700	703,474
Tsuruha Holdings, Inc.	6,700	560,218

		5,655,169

Food, Beverage & Tobacco 0.6%
Ajinomoto Co., Inc.	10,000	135,638
Ariake Japan Co., Ltd.	131,000	2,386,275
Asahi Group Holdings Ltd.	6,100	129,641
Calbee, Inc.	27,800	2,288,261
Coca-Cola West Co., Ltd.	900	14,213
Japan Tobacco, Inc.	159,800	4,985,929
Kikkoman Corp.	2,000	29,908
Kirin Holdings Co., Ltd.	13,000	162,445
Meiji Holdings Co., Ltd.	1,000	44,218
Nippon Meat Packers, Inc.	3,000	40,600
Nisshin Seifun Group, Inc.	3,000	36,507
Nissin Food Holdings Co., Ltd.	900	34,159
Toyo Suisan Kaisha Ltd.	1,000	27,725
Yakult Honsha Co., Ltd.	1,500	63,211

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yamazaki Baking Co., Ltd.	2,000	22,377

		10,401,107

Health Care Equipment & Services 1.4%
Alfresa Holdings Corp.	600	26,288
Hogy Medical Co., Ltd.	97,200	4,684,754
M3, Inc.	1,164	1,899,942
Medipal Holdings Corp.	2,200	27,875
Miraca Holdings, Inc.	113,900	4,748,841
Nihon Kohden Corp.	68,700	2,186,723
Olympus Corp. *	402,900	8,946,318
Ship Healthcare Holdings, Inc.	77,100	2,205,823
Suzuken Co., Ltd.	1,100	33,668
Sysmex Corp.	1,100	52,480
Terumo Corp.	2,400	104,967

		24,917,679

Household & Personal Products 0.1%
Kao Corp.	8,200	235,224
Pigeon Corp.	31,000	1,688,444
Shiseido Co., Ltd.	5,400	74,764
Unicharm Corp.	1,800	95,470

		2,093,902

Insurance 0.1%
MS&AD Insurance Group Holdings, Inc.	7,810	163,585
NKSJ Holdings, Inc.	5,900	124,046
Sony Financial Holdings, Inc.	2,600	43,915
T&D Holdings, Inc.	8,700	107,345
The Dai-ichi Life Insurance Co., Ltd.	131	187,730
Tokio Marine Holdings, Inc.	10,500	310,086

		936,707

Materials 0.4%
Nippon Steel & Sumitomo Metal Corp.	115,000	318,318
Air Water, Inc.	2,278	29,096
Asahi Kasei Corp.	19,463	112,329
Daicel Corp.	5,000	34,915
Daido Steel Co., Ltd.	4,373	19,522
Denki Kagaku Kogyo K.K.	7,000	25,278
FP Corp.	22,000	1,418,738
Hitachi Chemical Co., Ltd.	1,600	22,531
Hitachi Metals Ltd.	3,000	25,793
JFE Holdings, Inc.	7,300	155,822
JSR Corp.	2,700	53,387
Kaneka Corp.	4,337	23,200
Kansai Paint Co., Ltd.	217,373	2,420,706
Kobe Steel Ltd. *	37,000	45,696
Kuraray Co., Ltd.	5,200	66,807
Maruichi Steel Tube Ltd.	700	15,568
Mitsubishi Chemical Holdings Corp.	20,500	94,924
Mitsubishi Gas Chemical Co., Inc.	6,000	40,160
Mitsubishi Materials Corp.	17,000	54,433
Mitsui Chemicals, Inc.	12,000	28,458
Nippon Paper Group, Inc.	1,500	21,256
Nitto Denko Corp.	2,500	141,390
Oji Holdings Corp.	13,000	42,039
Shin-Etsu Chemical Co., Ltd.	6,224	380,692
Showa Denko K.K.	22,000	33,623
Sumitomo Chemical Co., Ltd.	24,000	70,213
Sumitomo Metal Mining Co., Ltd.	8,000	124,422
Taiheiyo Cement Corp.	16,000	43,559
Taiyo Holdings Co., Ltd.	74,200	2,082,664
Taiyo Nippon Sanso Corp.	4,000	26,712
Teijin Ltd.	14,000	32,087
Toray Industries, Inc.	23,000	132,761
Toyo Seikan Kaisha Ltd.	2,300	29,348
Ube Industries Ltd.	15,000	31,227
Yamato Kogyo Co., Ltd.	600	17,186

		8,214,860

Media 0.0%
Dentsu, Inc.	2,900	81,091
Hakuhodo DY Holdings, Inc.	350	23,850
Jupiter Telecommunications Co., Ltd.	35	41,911
Toho Co., Ltd.	1,700	32,567

		179,419

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Astellas Pharma, Inc.	75,800	3,858,631
Chugai Pharmaceutical Co., Ltd.	3,400	69,942
Daiichi Sankyo Co., Ltd.	10,500	177,770
Dainippon Sumitomo Pharma Co., Ltd.	2,400	33,834
Eisai Co., Ltd.	3,800	166,141
Hisamitsu Pharmaceutical Co., Inc.	900	48,210
Kyowa Hakko Kirin Co., Ltd.	4,000	37,821
Mitsubishi Tanabe Pharma Corp.	3,400	45,579
Ono Pharmaceutical Co., Ltd.	1,300	68,491
Otsuka Holdings Co., Ltd.	5,400	174,192
Santen Pharmaceutical Co., Ltd.	1,100	45,302
Shionogi & Co., Ltd.	4,500	80,425
Taisho Pharmaceutical Holdings Co., Ltd.	600	41,409
Takeda Pharmaceutical Co., Ltd.	12,000	616,640
Tsumura & Co.	900	29,564

		5,493,951

Real Estate 0.5%
Aeon Mall Co., Ltd.	1,100	26,552
Daito Trust Construction Co., Ltd.	16,700	1,645,407
Daiwa House Industry Co., Ltd.	8,000	147,010
Hulic Co., Ltd.	3,700	23,462
Japan Prime Realty Investment Corp.	11	31,275
Japan Real Estate Investment Corp.	9	91,000
Japan Retail Fund Investment Corp.	34	64,424
Mitsubishi Estate Co., Ltd.	19,000	460,179
Mitsui Fudosan Co., Ltd.	13,000	297,168
Nippon Building Fund, Inc.	9	92,888
Nomura Real Estate Holdings, Inc.	1,400	25,547

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nomura Real Estate Office Fund, Inc.	4	23,597
NTT Urban Development Corp.	17	16,996
Sumitomo Realty & Development Co., Ltd.	81,000	2,469,643
Tokyu Land Corp.	7,000	49,863
Tokyu Livable, Inc.	188,700	2,990,404

		8,455,415

Retailing 0.3%
ABC-Mart, Inc.	15,400	585,925
Don Quijote Co., Ltd.	800	31,852
Fast Retailing Co., Ltd.	800	210,222
Isetan Mitsukoshi Holdings Ltd.	5,600	55,302
J. Front Retailing Co., Ltd.	7,000	38,397
Jin Co., Ltd.	47,000	2,031,283
Marui Group Co., Ltd.	3,300	26,827
Nitori Holdings Co., Ltd.	550	41,982
Rakuten, Inc. *	11,400	104,050
Sanrio Co., Ltd.	700	27,920
Seria Co., Ltd.	113,500	1,811,753
Shimamura Co., Ltd.	9,842	966,420
Takashimaya Co., Ltd.	4,000	29,435
United Arrows Ltd.	14,400	348,491
USS Co., Ltd.	330	37,070
Yamada Denki Co., Ltd.	1,420	54,685

		6,401,614

Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	2,200	29,957
Rohm Co., Ltd.	265,000	8,810,152
Sumco Corp. *	1,700	17,713
Tokyo Electron Ltd.	2,700	116,104

		8,973,926

Software & Services 0.2%
Dena Co., Ltd.	31,600	999,368
Gree, Inc.	1,400	20,817
Itochu Techno-Solutions Corp.	400	17,359
Konami Corp.	1,400	29,711
Nexon Co., Ltd. *	1,600	16,888
Nintendo Co., Ltd.	1,600	155,884
Nomura Research Institute Ltd.	1,500	34,464
NTT Data Corp.	19	58,004
Oracle Corp., Japan	600	24,979
Otsuka Corp.	246	20,138
Square Enix Holdings Co., Ltd.	1,000	12,426
Trend Micro, Inc. *	1,600	46,711
Yahoo Japan Corp.	7,221	2,831,653

		4,268,402

Technology Hardware & Equipment 2.0%
Anritsu Corp.	182,000	2,335,722
Brother Industries Ltd.	3,500	37,214
Canon, Inc.	352,060	12,820,345
Citizen Holdings Co., Ltd.	3,900	22,339
FUJIFILM Holdings Corp.	7,200	143,565
Fujitsu Ltd.	29,000	117,429
Hamamatsu Photonics K.K.	1,000	38,234
Hirose Electric Co., Ltd.	500	59,518
Hitachi High-Technologies Corp.	900	17,874
Hitachi Ltd.	70,000	415,387
Horiba Ltd.	109,900	3,227,746
Hoya Corp.	6,800	131,298
Ibiden Co., Ltd.	1,800	25,655
Japan Aviation Electronics Industry Ltd.	207,000	1,515,553
Keyence Corp.	8,800	2,441,404
Konica Minolta Holdings, Inc.	8,000	63,896
Kyocera Corp.	2,400	217,392
Murata Manufacturing Co., Ltd.	3,124	192,644
NEC Corp. *	39,000	95,150
Nippon Electric Glass Co., Ltd.	6,000	28,916
Omron Corp.	493,100	11,752,628
Ricoh Co., Ltd.	10,000	111,326
Shimadzu Corp.	4,000	26,776
TDK Corp.	1,900	70,464
Toshiba Corp.	62,000	276,062
Yaskawa Electric Corp.	3,321	31,021
Yokogawa Electric Corp.	3,200	35,630

		36,251,188

Telecommunication Services 0.1%
KDDI Corp.	4,100	305,066
Nippon Telegraph & Telephone Corp.	6,800	284,794
NTT DoCoMo, Inc.	237	359,310
Softbank Corp.	14,400	513,096

		1,462,266

Transportation 0.1%
All Nippon Airways Co., Ltd.	19,000	37,203
Central Japan Railway Co.	2,200	192,423
East Japan Railway Co.	5,238	353,603
Hankyu Hanshin Holdings, Inc.	17,000	92,766
Japan Airlines Co., Ltd. *	900	37,126
Kamigumi Co., Ltd.	4,000	32,582
Keikyu Corp.	7,000	59,375
Keio Corp.	9,000	66,800
Keisei Electric Railway Co., Ltd.	4,266	37,824
Kintetsu Corp.	26,000	106,827
Mitsubishi Logistics Corp.	2,000	29,997
Mitsui O.S.K. Lines, Ltd.	17,000	56,092
Nippon Express Co., Ltd.	13,000	53,657
Nippon Yusen K.K.	27,000	64,702
Odakyu Electric Railway Co., Ltd.	10,000	100,176
Tobu Railway Co., Ltd.	16,000	85,920
Tokyu Corp.	17,000	92,439
West Japan Railway Co.	2,700	106,470
Yamato Holdings Co., Ltd.	6,000	100,844

		1,706,826

Utilities 0.0%
Chubu Electric Power Co., Inc.	9,931	125,445
Electric Power Development Co., Ltd.	1,900	43,683
Hokkaido Electric Power Co., Inc.	2,700	25,874
Hokuriku Electric Power Co.	2,500	27,563
Kyushu Electric Power Co., Inc.	6,400	61,600
Osaka Gas Co., Ltd.	30,000	112,532
Shikoku Electric Power Co., Inc.	2,700	33,122
The Chugoku Electric Power Co., Inc.	4,500	59,213

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Kansai Electric Power Co., Inc.	11,700	111,473
Toho Gas Co., Ltd.	6,330	33,839
Tohoku Electric Power Co., Inc. *	6,800	55,362
Tokyo Electric Power Co., Inc. *	21,700	50,546
Tokyo Gas Co., Ltd.	37,000	174,477

		914,729

		261,143,325

Luxembourg 0.2%

Energy 0.2%
Subsea 7 S.A.	4,220	101,941
Tenaris S.A. ADR	96,750	4,070,273

		4,172,214

Materials 0.0%
ArcelorMittal	15,267	261,973

Media 0.0%
SES S.A.	4,524	138,453

Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	976	89,922

		4,662,562

Mexico 0.3%

Banks 0.0%
Banregio Grupo Financiero S.A.B de C.V.	105,100	496,213

Diversified Financials 0.1%
Compartamos S.A.B. de C.V.	1,547,954	2,405,705

Materials 0.1%
Grupo Mexico S.A.B. de C.V., Series B	613,700	2,286,907

Media 0.1%
Grupo Televisa S.A. ADR	34,800	974,748

		6,163,573

Netherlands 3.9%

Capital Goods 1.4%
European Aeronautic Defence & Space Co., N.V.	6,354	297,883
Koninklijke Boskalis Westminster N.V.	288,193	13,193,682
Koninklijke Philips Electronics N.V.	359,681	11,202,643

		24,694,208

Commercial & Professional Supplies 0.1%
Brunel International N.V.	31,140	1,668,606
Randstad Holding N.V.	1,794	74,382

		1,742,988

Diversified Financials 0.0%
ING Groep N.V. CVA *	58,185	588,500

Energy 0.9%
Core Laboratories N.V.	26,100	3,331,404
Fugro N.V. CVA	1,037	62,765
Royal Dutch Shell plc, B Shares	209,615	7,618,854
Schlumberger Ltd.	75,725	5,910,336

		16,923,359

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	280,155	4,116,764

Food, Beverage & Tobacco 0.8%
DE Master Blenders 1753 N.V. *	9,102	112,287
Heineken Holding N.V.	66,759	3,944,462
Heineken N.V.	3,567	250,836
Unilever N.V. CVA	169,781	6,878,888
Unilever N.V., NY Shares	66,975	2,711,148

		13,897,621

Insurance 0.0%
Aegon N.V.	26,811	178,999
Delta Lloyd N.V.	1,918	37,779

		216,778

Materials 0.3%
Akzo Nobel N.V.	77,282	5,289,395
James Hardie Industries plc CDI	6,557	69,668
Koninklijke DSM N.V.	2,431	148,910

		5,507,973

Media 0.0%
Reed Elsevier N.V.	10,856	168,614
Wolters Kluwer N.V.	4,864	98,533

		267,147

Real Estate 0.0%
Corio N.V.	1,077	52,269

Semiconductors & Semiconductor Equipment 0.0%
ASML Holding N.V.	4,758	356,922

Software & Services 0.2%
InterXion Holding N.V. *	105,856	2,433,629

Telecommunication Services 0.0%
Koninklijke (Royal) KPN N.V.	15,435	86,772
Ziggo N.V.	1,828	58,316

		145,088

Transportation 0.0%
Koninklijke Vopak N.V.	1,054	71,936
TNT Express N.V.	5,294	40,678

		112,614

		71,055,860

New Zealand 0.5%

Consumer Services 0.2%
SKYCITY Entertainment Group Ltd.	1,100,821	3,668,134

Materials 0.0%
Fletcher Building Ltd.	10,175	81,287

Retailing 0.1%
Trade Me Ltd.	434,872	1,525,378

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	28,860	58,771

Transportation 0.2%
Auckland International Airport Ltd.	1,617,429	3,849,900

Utilities 0.0%
Contact Energy Ltd. *	5,211	22,830

		9,206,300

Nigeria 0.1%

Banks 0.1%
Guaranty Trust Bank plc GDR - Reg’d	139,777	1,118,216

Norway 1.4%

Banks 0.0%
DnB A.S.A.	15,192	212,815

Capital Goods 0.0%
Orkla A.S.A.	11,571	102,062

Energy 1.1%
Aker Solutions A.S.A.	2,465	53,910
Farstad Shipping A.S.A. (b)	76,299	1,931,242
Fred Olsen Energy A.S.A.	121,900	5,821,286
Petroleum Geo-Services A.S.A.	284,026	5,038,756
Seadrill Ltd.	5,407	213,748
Statoil A.S.A.	294,372	7,842,803

		20,901,745

Insurance 0.0%
Gjensidige Forsikring A.S.A.	2,999	47,139

Materials 0.1%
Norsk Hydro A.S.A.	13,961	67,023
Yara International A.S.A.	2,941	156,839
Yara International A.S.A. ADR	11,100	592,740

		816,602

Media 0.0%
Schibsted A.S.A.	7,184	289,242

Telecommunication Services 0.2%
Telenor A.S.A.	180,630	3,979,371

		26,348,976

Philippines 0.1%

Food, Beverage & Tobacco 0.1%
Universal Robina Corp.	719,400	1,545,423

Transportation 0.0%
International Container Terminal Services, Inc.	131,330	245,660

		1,791,083

Poland 0.0%

Banks 0.0%
Alior Bank S.A. *	14,138	327,929

Portugal 0.0%

Banks 0.0%
Banco Espirito Santo, S.A. - Reg’d *	30,126	42,726

Energy 0.0%
Galp Energia, SGPS, S.A.	4,438	72,100

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	3,303	70,267

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	10,082	58,858

Utilities 0.0%
EDP - Energias de Portugal S.A.	28,618	92,150

		336,101

Republic of Korea 1.2%

Automobiles & Components 0.3%
Hyundai Motor Co.	17,240	3,246,488
Kolao Holdings (b)	117,148	2,166,903

		5,413,391

Capital Goods 0.1%
Sung Kwang Bend Co., Ltd. *	123,606	2,594,075

Insurance 0.1%
Samsung Fire & Marine Insurance Co., Ltd.	4,840	979,503

Materials 0.1%
Soulbrain Co., Ltd. *	50,675	1,803,217

Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	5,198	6,915,596

Technology Hardware & Equipment 0.2%
Partron Co., Ltd.	182,295	3,541,679

		21,247,461

Singapore 3.6%

Banks 0.1%
DBS Group Holdings Ltd.	28,000	338,414
Oversea-Chinese Banking Corp., Ltd.	40,000	316,000
United Overseas Bank Ltd.	19,000	289,362

		943,776

Capital Goods 0.3%
Fraser & Neave Ltd.	14,000	107,847
Keppel Corp., Ltd.	409,500	3,804,925
SembCorp Industries Ltd.	15,000	66,440
SembCorp Marine Ltd.	13,000	49,675
Singapore Technologies Engineering Ltd.	23,000	72,849
Tat Hong Holdings Ltd.	754,000	937,987
Yangzijiang Shipbuilding Holdings Ltd.	29,000	22,974

		5,062,697

Consumer Services 0.0%
Genting Singapore plc	96,000	120,296

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.0%
Singapore Exchange Ltd.	13,000	81,823

Energy 0.4%
Ezion Holdings Ltd.	2,127,000	3,110,230
Ezra Holdings Ltd. *	4,815,000	4,625,275

		7,735,505

Food & Staples Retailing 0.0%
Olam International Ltd.	22,000	28,770

Food, Beverage & Tobacco 0.0%
First Resources Ltd.	466,000	735,495
Golden Agri-Resources Ltd.	117,000	60,119
Wilmar International Ltd.	29,000	89,434

		885,048

Media 0.0%
Singapore Press Holdings Ltd.	26,000	86,141

Real Estate 1.1%
Ascendas REIT	3,211,000	6,567,628
CapitaCommercial Trust	30,000	40,352
Capitaland Ltd.	38,000	122,738
CapitaMall Trust	6,187,200	10,589,773
CapitaMalls Asia Ltd.	20,000	34,910
City Developments Ltd.	8,000	75,516
Global Logistic Properties Ltd.	973,000	2,168,411
Keppel Land Ltd.	11,000	37,847
UOL Group Ltd.	7,000	35,355

		19,672,530

Retailing 0.1%
Jardine Cycle & Carriage Ltd.	2,000	81,769
Osim International Ltd.	1,578,000	2,295,331

		2,377,100

Telecommunication Services 0.4%
Singapore Telecommunications Ltd.	121,000	342,011
StarHub Ltd.	2,135,000	6,728,751

		7,070,762

Transportation 1.0%
ComfortDelGro Corp., Ltd.	28,000	43,658
Hutchison Port Holdings Trust, Class U	78,000	63,907
SATS Ltd.	2,979,000	7,339,638
SIA Engineering Co., Ltd. (b)	2,296,000	9,182,720
Singapore Airlines Ltd.	8,331	74,031
SMRT Corp., Ltd.	1,379,553	1,818,019

		18,521,973

Utilities 0.2%
Hyflux Ltd.	2,671,000	2,903,678

		65,490,099

South Africa 0.3%

Capital Goods 0.1%
Bidvest Group Ltd.	67,148	1,602,980

Diversified Financials 0.1%
FirstRand Ltd.	554,269	1,998,364

Food, Beverage & Tobacco 0.0%
Tiger Brands Ltd.	14,581	479,619

Health Care Equipment & Services 0.0%
Life Healthcare Group Holdings Pte Ltd.	184,719	649,669

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Aspen Pharmacare Holdings Ltd. *	52,425	965,346

		5,695,978

Spain 1.1%

Banks 0.8%
Banco Bilbao Vizcaya Argentaria S.A.	82,918	824,353
Banco de Sabadell S.A. *	43,301	116,174
Banco Popular Espanol S.A.	77,676	70,243
Banco Santander S.A.	1,507,945	12,622,361
Bankia S.A. *	18,673	12,937
CaixaBank	12,071	47,784

		13,693,852

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A.	2,274	54,584
Ferrovial S.A.	5,945	95,466
Zardoya Otis S.A.	2,201	33,800

		183,850

Commercial & Professional Supplies 0.2%
Prosegur Cia de Seguridad S.A. - Reg’d	602,223	3,761,415

Energy 0.0%
Repsol S.A.	12,314	274,618

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	8,853	65,354

Food, Beverage & Tobacco 0.0%
Viscofan S.A.	13,382	699,912

Insurance 0.0%
Mapfre S.A.	11,544	35,513

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A. *	2,426	82,577

Retailing 0.0%
Inditex S.A.	3,310	462,631

Software & Services 0.0%
Amadeus IT Holding S.A., A Shares	4,972	124,593

Telecommunication Services 0.1%
Telefonica S.A.	62,343	902,290

Transportation 0.0%
Abertis Infraestructuras S.A.	5,664	96,975
International Consolidated Airlines Group S.A. *	13,910	47,070

		144,045

Utilities 0.0%
Acciona S.A.	381	30,653
Enagas S.A.	3,153	74,601
Gas Natural SDG S.A.	5,204	103,962
Iberdrola S.A.	60,340	324,683

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Red Electrica Corp. S.A.	1,623	90,374

		624,273

		21,054,923

Sweden 1.5%

Banks 0.1%
Nordea Bank AB	39,884	439,893
Skandinaviska Enskilda Banken AB, A Shares	21,986	220,234
Svenska Handelsbanken AB, A Shares	7,485	305,838
Swedbank AB, A Shares	12,076	285,146

		1,251,111

Capital Goods 0.5%
Alfa Laval AB	5,063	108,128
Assa Abloy AB, B Shares	57,413	2,147,976
Atlas Copco AB, A Shares	144,638	4,120,358
Atlas Copco AB, B Shares	63,950	1,630,872
Sandvik AB	15,586	250,049
Scania AB, B Shares	4,727	96,995
Skanska AB, B Shares	5,997	101,993
SKF AB, B Shares	6,116	151,665
Volvo AB, B Shares	21,080	311,993

		8,920,029

Commercial & Professional Supplies 0.2%
AF AB, B Shares	168,963	4,090,813
Securitas AB, B Shares	4,695	43,873

		4,134,686

Consumer Durables & Apparel 0.0%
Electrolux AB, B Shares	3,606	95,239
Husqvarna AB, B Shares	6,685	43,220

		138,459

Diversified Financials 0.0%
Industrivarden AB, C Shares	1,765	30,977
Investment AB Kinnevik, B Shares	3,084	71,229
Investor AB, B Shares	7,103	201,754
Ratos AB, B Shares	2,873	27,700

		331,660

Energy 0.0%
Lundin Petroleum AB *	3,337	85,719

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	52,914	2,252,057
Swedish Match AB	3,051	114,499

		2,366,556

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	5,993	88,855
Getinge AB, B Shares	68,923	2,126,875

		2,215,730

Household & Personal Products 0.0%
Svenska Cellulosa AB, B Shares	9,015	218,561

Materials 0.2%
BillerudKorsnas AB	207,228	2,206,530
Boliden AB	4,101	75,799
Hexpol AB	15,487	856,553

		3,138,882

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	65,943	770,292

Retailing 0.1%
Hennes & Mauritz AB, B Shares	64,810	2,384,704

Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	3,800	102,054
Telefonaktiebolaget LM Ericsson, B Shares	46,164	536,945

		638,999

Telecommunication Services 0.0%
Tele2 AB, B Shares	4,754	85,268
TeliaSonera AB	33,575	242,180

		327,448

		26,922,836

Switzerland 7.6%

Banks 0.0%
Banque Cantonale Vaudoise - Reg’d	44	23,519

Capital Goods 0.4%
ABB Ltd. - Reg’d *	33,442	716,887
Burckhardt Compression Holding AG	931	328,105
Geberit AG - Reg’d *	14,517	3,395,909
Kaba Holding AG - Reg’d, Series B *	4,920	2,076,018
Schindler Holding AG	720	106,801
Schindler Holding AG - Reg’d	323	46,732
Sulzer AG - Reg’d	360	56,613

		6,727,065

Commercial & Professional Supplies 0.8%
Adecco S.A. - Reg’d *	207,787	11,915,188
SGS S.A. - Reg’d	996	2,369,422

		14,284,610

Consumer Durables & Apparel 0.3%
Compagnie Financiere Richemont S.A., Series A	76,135	6,253,997
The Swatch Group AG - Bearer Shares	479	262,376
The Swatch Group AG - Reg’d	651	61,207

		6,577,580

Diversified Financials 1.3%
Credit Suisse Group AG - Reg’d	711,503	21,012,678
Julius Baer Group Ltd.	3,221	131,612
Pargesa Holding S.A.	405	30,015
Partners Group Holding AG	8,374	1,965,863
UBS AG - Reg’d *	55,438	962,826

		24,102,994

Energy 0.7%
Noble Corp.	156,750	6,348,375
Transocean Ltd.	51,648	2,928,984

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Weatherford International Ltd. *	256,375	3,422,606

		12,699,965

Food, Beverage & Tobacco 0.8%
Aryzta AG *	1,308	73,452
Barry Callebaut AG - Reg’d	27	27,147
Lindt & Spruengli AG *	15	53,683
Lindt & Spruengli AG - Reg’d *	2	81,331
Nestle S.A. - Reg’d	113,427	7,964,556
Nestle S.A. - Reg’d ADR	107,312	7,546,180

		15,746,349

Health Care Equipment & Services 0.0%
Sonova Holding AG - Reg’d *	737	85,234

Insurance 0.1%
Baloise Holding AG - Reg’d	712	64,432
Swiss Life Holding AG - Reg’d *	457	68,762
Swiss Re AG *	5,336	396,720
Zurich Insurance Group AG *	2,239	643,862

		1,173,776

Materials 1.5%
Ems-Chemie Holding AG - Reg’d	124	31,484
Givaudan S.A. - Reg’d	6,091	6,763,608
Glencore International plc	1,367,234	8,534,797
Holcim Ltd. - Reg’d *	101,936	7,934,613
Sika AG	35	88,111
Syngenta AG - Reg’d	8,028	3,452,344

		26,804,957

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Actelion Ltd. - Reg’d *	1,659	82,180
Lonza Group AG - Reg’d	754	44,369
Novartis AG - Reg’d	97,598	6,634,361
Novartis AG ADR	45,375	3,077,332
Roche Holding AG	44,378	9,809,267

		19,647,509

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	883	74,663

Telecommunication Services 0.0%
Swisscom AG - Reg’d	365	161,894

Transportation 0.6%
Kuehne & Nagel International AG - Reg’d	88,210	10,354,688

		138,464,803

Taiwan 0.8%

Capital Goods 0.1%
Teco Electric & Machinery Co., Ltd.	1,913,000	1,591,503

Diversified Financials 0.1%
Chailease Holding Co., Ltd.	685,000	1,835,400

Semiconductors & Semiconductor Equipment 0.5%
Chipbond Technology Corp.	1,554,000	3,197,399
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	298,881	5,302,149

		8,499,548

Technology Hardware & Equipment 0.1%
Asustek Computer, Inc.	182,000	2,085,819

		14,012,270

Thailand 0.5%

Banks 0.1%
Kasikornbank PCL	295,100	1,979,608

Media 0.0%
BEC World PCL	291,800	709,440

Real Estate 0.2%
Asian Property Development PCL	8,393,000	2,659,754

Retailing 0.1%
Home Product Center PCL	3,677,600	1,701,907

Telecommunication Services 0.1%
Advanced Info Service PCL - Reg’d	240,400	1,692,958

		8,743,667

Turkey 0.2%

Banks 0.1%
Turkiye Halk Bankasi A/S	208,119	2,054,950

Food & Staples Retailing 0.1%
Bizim Toptan Satis Magazalari A/S	104,433	1,735,129

		3,790,079

United Kingdom 19.1%

Automobiles & Components 0.0%
GKN plc	23,980	91,558

Banks 0.9%
Barclays plc	176,927	849,437
HSBC Holdings plc	279,497	3,178,373
Lloyds Banking Group plc *	14,920,815	12,212,896
Royal Bank of Scotland Group plc *	31,558	171,593
Standard Chartered plc	36,430	968,621

		17,380,920

Capital Goods 3.7%
Ashtead Group plc	1,034,535	7,444,653
BAE Systems plc	49,054	264,010
Balfour Beatty plc	10,304	43,326
Bodycote plc	815,449	5,972,188
Bunzl plc	72,024	1,294,171
Cobham plc	857,630	2,879,013
Fenner plc	583,722	3,510,798
IMI plc	5,222	96,818
Interserve plc	548,522	3,859,186
Invensys plc	12,175	66,657
Meggitt plc	190,603	1,314,360
Melrose Industries plc	18,513	68,545
Rolls-Royce Holdings plc *	261,912	3,932,068
Rotork plc	422,147	17,728,481
Smiths Group plc	207,531	4,037,904
Spirax-Sarco Engineering plc	168,913	6,028,410
The Weir Group plc	3,386	106,572

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ultra Electronics Holdings plc	235,472	6,141,016
Wolseley plc *	68,377	3,190,651

		67,978,827

Commercial & Professional Supplies 0.9%
Aggreko plc	4,162	105,266
Babcock International Group plc	182,566	3,006,196
Capita plc	10,322	128,695
De La Rue plc	523,371	7,487,199
G4S plc	21,153	93,113
Intertek Group plc	2,390	117,836
RPS Group plc	98,469	360,913
Serco Group plc	489,966	4,307,813

		15,607,031

Consumer Durables & Apparel 0.6%
Barratt Developments plc *	1,117,536	3,855,510
Bellway plc	312,164	5,490,978
Berkeley Group Holdings plc *	82,293	2,386,284
Burberry Group plc	6,834	146,815

		11,879,587

Consumer Services 0.5%
Carnival plc	2,747	111,350
Compass Group plc	234,954	2,844,240
Greene King plc	359,078	3,796,376
InterContinental Hotels Group plc	107,230	3,147,235
TUI Travel plc	7,543	34,746
Whitbread plc	2,643	107,719

		10,041,666

Diversified Financials 1.1%
3i Group plc	14,557	60,829
Aberdeen Asset Management plc	506,540	3,232,854
Ashmore Group plc	253,023	1,433,831
Close Brothers Group plc	39,402	619,400
Hargreaves Lansdown plc	48,781	534,369
ICAP plc	8,336	43,109
IG Group Holdings plc	120,097	849,940
Investec plc	8,046	58,886
Jupiter Fund Management plc	143,817	740,751
London Stock Exchange Group plc	2,950	56,345
Schroders plc	402,395	12,365,553
Schroders plc, Non Voting Shares	1,100	27,453

		20,023,320

Energy 0.8%
AMEC plc	4,981	85,349
BG Group plc	51,714	917,867
BP plc	290,507	2,150,482
Enquest plc *	814,767	1,669,101
John Wood Group plc	394,649	5,033,263
Petrofac Ltd.	3,837	99,540
Royal Dutch Shell plc, A Shares	56,683	2,009,339
Tullow Oil plc	182,512	3,290,803

		15,255,744

Food & Staples Retailing 0.4%
J. Sainsbury plc	18,131	94,994
Tesco plc	1,103,279	6,235,318
WM Morrison Supermarkets plc	34,299	136,424

		6,466,736

Food, Beverage & Tobacco 1.4%
Associated British Foods plc	5,619	155,817
British American Tobacco plc	29,631	1,539,970
British American Tobacco plc ADR	43,300	4,498,870
Diageo plc	399,004	11,877,610
Diageo plc ADR	48,725	5,812,892
Imperial Tobacco Group plc	15,069	560,329
SABMiller plc	14,547	726,368
Tate & Lyle plc	7,497	96,609
Unilever plc	19,526	795,362

		26,063,827

Health Care Equipment & Services 0.0%
Smith & Nephew plc	13,959	160,962

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	72,030	4,798,782

Insurance 1.3%
Admiral Group plc	3,040	59,035
Amlin plc	222,775	1,355,021
Aviva plc	44,994	262,152
Hiscox Ltd.	115,852	870,598
Lancashire Holdings Ltd.	307,139	3,995,477
Legal & General Group plc	91,272	220,414
Old Mutual plc	75,509	224,165
Prudential plc	329,500	5,001,782
Resolution Ltd.	21,377	88,795
RSA Insurance Group plc	52,603	109,928
St. James’s Place plc	38,777	284,173
Standard Life plc	36,765	201,618
Willis Group Holdings plc	288,800	10,313,048

		22,986,206

Materials 2.6%
Anglo American plc	21,143	632,417
Antofagasta plc	5,862	106,294
AZ Electronic Materials S.A.	1,253,593	7,425,108
BHP Billiton plc	32,177	1,103,410
Croda International plc	380,857	14,635,614
Elementis plc	437,415	1,464,448
Eurasian Natural Resources Corp.	3,862	20,189
Evraz plc	4,952	22,674
Filtrona plc	84,984	775,870
Fresnillo plc	2,689	70,687
Johnson Matthey plc	46,740	1,677,391
Kazakhmys plc	3,210	37,155
Randgold Resources Ltd.	1,346	126,783
Rexam plc	787,241	5,852,078
Rio Tinto plc	20,425	1,153,895
Rio Tinto plc ADR	96,700	5,460,649
Vedanta Resources plc	1,793	34,240
Victrex plc	277,586	6,740,409
Xstrata plc	31,933	598,035

		47,937,346

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.5%
British Sky Broadcasting Group plc	16,255	210,270
ITV plc	1,830,449	3,326,976
Pearson plc	12,645	239,293
Reed Elsevier plc	18,961	206,372
Rightmove plc	36,511	969,935
UBM plc	345,308	4,113,178
WPP plc	19,544	306,881

		9,372,905

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Abcam plc	96,745	597,640
AstraZeneca plc	18,986	917,398
GlaxoSmithKline plc	333,953	7,638,818

		9,153,856

Real Estate 0.3%
Big Yellow Group plc	54,436	319,441
British Land Co., plc	12,544	111,748
Capital Shopping Centres Group plc	8,375	47,306
Derwent London plc	24,645	842,932
Great Portland Estates plc	400,912	3,090,114
Hammerson plc	10,685	82,254
Land Securities Group plc	12,150	154,749
Segro plc	11,121	43,764

		4,692,308

Retailing 0.6%
ASOS plc *	52,956	2,168,906
Dunelm Group plc	96,847	1,165,955
Howden Joinery Group plc	727,224	2,161,296
Kingfisher plc	36,805	157,281
Marks & Spencer Group plc	24,746	148,875
Next plc	2,596	166,998
Ocado Group plc *	99,879	167,596
Signet Jewelers Ltd.	76,500	4,787,370

		10,924,277

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	84,067	1,151,554

Software & Services 0.4%
Anite plc	775,348	1,772,159
Moneysupermarket.com Group plc	289,927	846,077
Telecity Group plc	329,320	4,424,172
The Sage Group plc	19,846	101,624

		7,144,032

Technology Hardware & Equipment 1.9%
Diploma plc	558,224	4,931,362
Domino Printing Sciences plc	534,479	5,581,997
Halma plc	654,609	4,781,266
Laird plc	1,372,096	4,860,908
Oxford Instruments	17,006	442,529
Spectris plc	368,758	12,917,222
TT Electronics plc	830,179	2,119,829

		35,635,113

Telecommunication Services 0.2%
BT Group plc	119,456	471,223
Inmarsat plc	6,807	69,593
TalkTalk Telecom Group plc	405,854	1,522,957
Vodafone Group plc	750,141	2,047,254

		4,111,027

Utilities 0.1%
Centrica plc	78,784	437,482
National Grid plc	55,287	605,373
Severn Trent plc	3,562	91,620
SSE plc	14,292	321,685
United Utilities Group plc	10,763	124,898

		1,581,058

		350,438,642

United States 0.1%

Food, Beverage & Tobacco 0.0%
Bunge Ltd.	14,600	1,163,036

Insurance 0.1%
PartnerRe Ltd.	15,925	1,396,463

		2,559,499

Total Common Stock
(Cost $1,350,014,937)		1,733,235,533

Preferred Stock 0.1% of net assets

Germany 0.1%

Automobiles & Components 0.1%
Bayerische Motoren Werke AG	783	53,539
Porsche Automobil Holding SE	2,393	208,353
Volkswagen AG	2,195	543,428

		805,320

Household & Personal Products 0.0%
Henkel AG & Co. KGaA	2,771	244,650

Media 0.0%
ProSiebenSat.1 Media AG	1,514	51,632

Utilities 0.0%
RWE AG	585	20,616

		1,122,218

United Kingdom 0.0%

Materials 0.0%
Rexam plc, B Shares (a)*	874,712	624,282

Total Preferred Stock
(Cost $1,425,989)		1,746,500

Other Investment Companies 4.6% of net assets

Equity Funds 0.4%
iShares Asia Trust - iShares FTSE A50 China Index ETF	2,505,560	3,805,799
Market Vectors Junior Gold Miners ETF	139,364	2,633,980

		6,439,779

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Money Market Fund 4.2%
State Street Institutional U.S. Government Money Market Fund	76,375,724	76,375,724

Total Other Investment Companies
(Cost $82,794,574)		82,815,503

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Corporate Bond 0.2% of net assets

Guernsey 0.2%
CSG Guernsey V Ltd.
4.00%, 03/29/13	2,053,000	3,730,164

Total Corporate Bond
(Cost $2,100,737)		3,730,164

	Number	Value
Security	of Shares	($)

Rights 0.0% of net assets

Spain 0.0%
Banco Santander S.A. (a)*	1,507,945	325,551

Total Rights
(Cost $306,794)		325,551

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.03%, 03/14/13 (d)(e)	500,000	499,983
0.04%, 03/14/13 (d)(e)	1,553,000	1,552,938
0.06%, 03/14/13 (d)(e)	210,000	209,985

Total Short-Term Investments
(Cost $2,262,906)		2,262,906

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $1,470,500,234 the unrealized appreciation and depreciation were $380,996,212 and ($27,380,289), respectively, with a net unrealized appreciation of $353,615,923.

At 01/31/13, the values of certain foreign securities held by the fund aggregating $1,441,898,015 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $21,979,284 or 1.2% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $445,060 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange traded fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

AUD —	Australian dollar
CHF —	Swiss franc
EUR —	euro currency
GBP —	Great British pound
JPY —	Japanese yen
NZD —	New Zealand dollar
SEK —	Swedish krona
USD —	U.S. dollar

In addition to the above the fund held the following at 01/31/13.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
MSCI EAFE, e-mini, Long, expires 03/15/13	552	46,406,640	1,133,692

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
Expiration		to be	to be	to be	to be	(Losses)
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

04/18/2013	Morgan Stanley & Co., Inc.	GBP	4,849,000	USD	7,687,506	30,499
06/19/2013	State Street Bank & Trust Co.	JPY	382,000,000	USD	4,181,851	(322,247)
09/18/2013	State Street Bank & Trust Co.	SEK	2,880,000	USD	450,947	10,040
03/20/2013	State Street Bank & Trust Co.	USD	13,230,858	AUD	12,730,000	(422,857)
04/30/2013	State Street Bank London	USD	15,291,138	AUD	14,756,500	17,698

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
Expiration		to be	to be	to be	to be	(Losses)
Date	Counterparty	Received	Received	Delivered	Delivered	($)
04/19/2013	Morgan Stanley & Co., Inc.	USD	1,175,629	CHF	1,069,000	(30,255)
09/18/2013	State Street Bank & Trust Co.	USD	23,140,263	CHF	21,000,000	(343,911)
04/17/2013	State Street Bank & Trust Co.	USD	22,485,763	EUR	16,554,000	(276,962)
04/18/2013	Morgan Stanley & Co., Inc.	USD	7,687,506	GBP	4,849,000	6,945
04/16/2013	Bank of New York Mellon	USD	9,545,719	JPY	872,476,000	203,637
06/19/2013	State Street Bank & Trust Co.	USD	26,437,621	JPY	2,415,000,000	4,641,060
04/30/2013	State Street Bank London	USD	5,021,221	NZD	6,017,000	(26,148)
09/18/2013	State Street Bank & Trust Co.	USD	2,129,470	SEK	13,600,000	(83,557)

Net unrealized gains on Forward Foreign Currency Exchange Contracts						3,403,942

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures and forward foreign currency exchange contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s forward exchange rates (for forwards).

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$153,034,293	$—	$153,034,293
Australia[1]	—	48,961,231	—	48,961,231
Materials	6,638,064	25,668,490	—	32,306,554
Real Estate	3,868,890	13,901,318	—	17,770,208
Austria[1]	—	8,324,184	—	8,324,184
Telecommunication Services	21,664	—	—	21,664
Belgium[1]	—	1,672,115	—	1,672,115
Food & Staples Retailing	1,113,409	—	—	1,113,409
Pharmaceuticals, Biotechnology & Life Sciences	487,587	97,376	—	584,963
Telecommunication Services	109,277	—	—	109,277
Brazil[1]	—	1,634,271	—	1,634,271
Capital Goods	4,062,696	—	—	4,062,696
Consumer Services	3,961,880	—	—	3,961,880
Energy	875,841	—	—	875,841
Food & Staples Retailing	3,248,048	—	—	3,248,048
Materials	4,142,918	—	—	4,142,918
Media	66,752	—	—	66,752
Real Estate	410,388	—	—	410,388
Retailing	426,099	—	—	426,099
Transportation	1,760,529	—	—	1,760,529
Utilities	840,609	—	—	840,609
Canada[1]	72,752,240	—	—	72,752,240
Chile[1]	—	2,571,974	—	2,571,974
Diversified Financials	390,875	—	—	390,875
Pharmaceuticals, Biotechnology & Life Sciences	600,976	—	—	600,976
Software & Services	558,124	—	—	558,124
China[1]	—	22,274,725	—	22,274,725
Materials	1,733,012	—	—	1,733,012
Pharmaceuticals, Biotechnology & Life Sciences	359,973	754,540	—	1,114,513
Semiconductors & Semiconductor Equipment	364,808	—	—	364,808
Technology Hardware & Equipment	497,690	1,457,178	—	1,954,868
Denmark[1]	—	23,415,352	—	23,415,352
Health Care Equipment & Services	1,702,781	1,087,929	—	2,790,710
Software & Services	615,774	—	—	615,774

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

France[1]	$—	$103,234,569	$—	$103,234,569
Food, Beverage & Tobacco	6,258,032	402,308	—	6,660,340
Health Care Equipment & Services	3,561,254	311,804	—	3,873,058
Pharmaceuticals, Biotechnology & Life Sciences	2,763,356	12,510,127	—	15,273,483
Telecommunication Services	64,498	3,808,073	—	3,872,571
Utilities	8,714,228	591,895	—	9,306,123
Germany[1]	—	102,578,527	—	102,578,527
Materials	4,662,562	22,396,809	—	27,059,371
Media	3,744,744	133,690	—	3,878,434
Real Estate	1,922,708	2,914,323	—	4,837,031
Greece[1]	—	28,986	—	28,986
Food, Beverage & Tobacco	76,367	—	—	76,367
Hong Kong[1]	—	40,446,070	—	40,446,070
Technology Hardware & Equipment	—	6,024,456	12,247	6,036,703
India[1]	—	7,357,920	—	7,357,920
Banks	367,052	1,314,995	—	1,682,047
Food, Beverage & Tobacco	1,605,207	—	—	1,605,207
Pharmaceuticals, Biotechnology & Life Sciences	523,482	3,403,243	—	3,926,725
Indonesia[1]	—	2,836,459	—	2,836,459
Banks	6,861	1,856,302	—	1,863,163
Ireland[1]	—	12,770,604	—	12,770,604
Capital Goods	5,335,213	—	—	5,335,213
Consumer Services	87,690	—	—	87,690
Food, Beverage & Tobacco	4,122,012	—	—	4,122,012
Israel[1]	—	882,737	—	882,737
Software & Services	6,265,000	33,000	—	6,298,000
Japan[1]	—	256,695,504	—	256,695,504
Media	41,911	137,508	—	179,419
Software & Services	999,368	3,269,034	—	4,268,402
Luxembourg[1]	—	490,348	—	490,348
Energy	4,070,273	101,941	—	4,172,214
Mexico[1]	6,163,573	—	—	6,163,573
Netherlands[1]	—	37,543,549	—	37,543,549
Energy	9,241,740	7,681,619	—	16,923,359
Food, Beverage & Tobacco	2,711,148	11,186,473	—	13,897,621
Software & Services	2,433,629	—	—	2,433,629
Telecommunication Services	58,316	86,772	—	145,088
Transportation	40,678	71,936	—	112,614
Nigeria[1]	1,118,216	—	—	1,118,216
Norway[1]	—	25,532,374	—	25,532,374
Materials	592,740	223,862	—	816,602
Philippines[1]	—	245,660	—	245,660
Food, Beverage & Tobacco	1,545,423	—	—	1,545,423
Poland[1]	327,929	—	—	327,929

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Portugal[1]	$—	$264,001	$—	$264,001
Energy	72,100	—	—	72,100
South Africa[1]	—	5,046,309	—	5,046,309
Health Care Equipment & Services	649,669	—	—	649,669
Spain[1]	—	15,785,473	—	15,785,473
Capital Goods	33,800	150,050	—	183,850
Commercial & Professional Supplies	3,761,415	—	—	3,761,415
Food, Beverage & Tobacco	699,912	—	—	699,912
Utilities	90,374	533,899	—	624,273
Sweden[1]	—	23,785,988	—	23,785,988
Food, Beverage & Tobacco	114,499	2,252,057	—	2,366,556
Pharmaceuticals, Biotechnology & Life Sciences	770,292	—	—	770,292
Switzerland[1]	—	83,569,252	—	83,569,252
Capital Goods	2,076,018	4,651,047	—	6,727,065
Energy	12,392,174	307,791	—	12,699,965
Food, Beverage & Tobacco	7,546,180	8,200,169	—	15,746,349
Pharmaceuticals, Biotechnology & Life Sciences	3,077,332	16,570,177	—	19,647,509
Real Estate	74,663	—	—	74,663
Taiwan[1]	—	5,512,722	—	5,512,722
Semiconductors & Semiconductor Equipment	5,302,149	3,197,399	—	8,499,548
Thailand[1]	—	1,979,608	—	1,979,608
Media	709,440	—	—	709,440
Real Estate	2,659,754	—	—	2,659,754
Retailing	1,701,907	—	—	1,701,907
Telecommunication Services	1,692,958	—	—	1,692,958
United Kingdom[1]	—	146,160,299	—	146,160,299
Commercial & Professional Supplies	7,848,112	7,758,919	—	15,607,031
Diversified Financials	619,400	19,403,920	—	20,023,320
Food, Beverage & Tobacco	10,311,762	15,752,065	—	26,063,827
Insurance	10,313,048	12,673,158	—	22,986,206
Materials	5,460,649	42,476,697	—	47,937,346
Pharmaceuticals, Biotechnology & Life Sciences	597,640	8,556,216	—	9,153,856
Real Estate	319,441	4,372,867	—	4,692,308
Retailing	4,954,966	5,969,311	—	10,924,277
Software & Services	846,077	6,297,955	—	7,144,032
Technology Hardware & Equipment	12,633,188	23,001,925	—	35,635,113
Telecommunication Services	1,522,957	2,588,070	—	4,111,027
United States[1]	2,559,499	—	—	2,559,499
Preferred Stock[1]	—	1,122,218	—	1,122,218
United Kingdom[1]	—	—	624,282	624,282
Other Investment Companies[1]	82,815,503	—	—	82,815,503
Corporate Bond[1]	—	3,730,164	—	3,730,164
Rights[1]	—	—	325,551	325,551

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Short-Term Investments[1]	$—	$2,262,906	$—	$2,262,906

Total	$375,262,992	$1,447,891,085	$962,080	$1,824,116,157

Other Financial Instruments
Futures Contract[2]	$1,133,692	$—	$—	$1,133,692
Forward Foreign Currency Exchange Contracts[2]	4,909,879	—	—	4,909,879

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	($1,505,937)	$—	$—	($1,505,937)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
	October 31,	Discounts	Gains	Gains	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2012	(Premiums)	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
Hong Kong	$30,640	$—	$—	($18,393)	$—	$—	$—	$—	$12,247
Preferred Stock
United Kingdom	32,214	—	296	1,611	622,294	(32,133)	—	—	624,282
Rights
Spain	—	—	—	18,756	306,795	—	—	—	325,551
Corporate Bonds
Brazil	28,510	89	(3,908)	88,682	—	(113,373)	—	—	—

Total	$91,364	$89	($3,612)	$90,656	$929,089	($145,506)	$—	$—	$962,080

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $9,463,275 and $38,157,369 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2013. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

On January 31, 2013, the fund had open forward foreign currency exchange contracts and equity index futures contracts (“futures”). The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk. The fund also invests in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. The primary risk associated with investing in forward foreign currency exchange contracts is currency risk.

REG46830JAN13

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	48,257,304	57,977,975
2.3%	Short-Term Investment	1,366,000	1,366,000

99.1%	Total Investments	49,623,304	59,343,975
0.9%	Other Assets and Liabilities, Net		521,319

100.0%	Total Net Assets		59,865,294

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 39.8%

Global Real Estate 1.9%
Schwab Global Real Estate Fund (a)	167,047	1,155,962

International 9.5%
American Century International Growth Fund, Institutional Shares	95,400	1,132,397
Laudus International MarketMasters Fund, Select Shares (a)	113,085	2,334,082
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	28,882	286,224
Laudus Mondrian International Equity Fund, Institutional Shares (a)	94,372	705,904
William Blair International Small Cap Growth Fund, Institutional Shares	88,054	1,226,597

		5,685,204

Large-Cap 22.7%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	249,973	3,784,589
Schwab Core Equity Fund (a)	163,071	3,253,275
Schwab Dividend Equity Fund (a)	76,660	1,184,399
Schwab S&P 500 Index Fund (a)	143,455	3,348,245
TCW Relative Value Large Cap Fund	125,199	2,059,519

		13,630,027

Small-Cap 5.7%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	79,870	1,166,096
Schwab Small-Cap Equity Fund (a)	112,917	2,234,624

		3,400,720

		23,871,913

Fixed-Income Funds 53.7%

Inflation-Protected Bond 5.5%
Schwab Treasury Inflation Protected Securities Index Fund (a)	275,724	3,311,443

Intermediate-Term Bond 33.2%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	101,517	1,289,260
PIMCO Total Return Fund, Institutional Shares	343,054	3,838,778
Schwab Intermediate-Term Bond Fund (a)	191,535	1,980,474
Schwab Total Bond Market Fund (a)	1,328,933	12,771,046

		19,879,558

International Bond 0.7%
Laudus Mondrian International Fixed Income Fund (a)	35,258	397,005

Short-Term Bond 14.3%
Schwab Short-Term Bond Market Fund (a)	919,314	8,549,625

		32,137,631

Money Market Fund 3.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,968,431	1,968,431

Total Other Investment Companies
(Cost $48,257,304)		57,977,975

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.3% of net assets

Time Deposit 2.3%
Bank of Montreal
0.03%, 02/01/13	1,366,000	1,366,000

Total Short-Term Investment
(Cost $1,366,000)		1,366,000

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $50,569,879 and the unrealized appreciation and depreciation were $8,774,096 and ($0), respectively, with a net unrealized appreciation of $8,774,096.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

2

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$57,977,975	$—	$—	$57,977,975
Short-Term Investment[1]	—	1,366,000	—	1,366,000

Total	$57,977,975	$1,366,000	$—	$59,343,975

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

REG46838JAN13

 3

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.7%	Other Investment Companies	62,862,419	73,194,379
4.1%	Short-Term Investments	3,136,712	3,136,712

99.8%	Total Investments	65,999,131	76,331,091
0.2%	Other Assets and Liabilities, Net		190,957

100.0%	Total Net Assets		76,522,048

	Number	Value
Security	of Shares	($)

Other Investment Companies 95.7% of net assets

Equity Funds 47.3%

Global Real Estate 2.3%
Schwab Global Real Estate Fund (a)	256,342	1,773,888

International 11.2%
American Century International Growth Fund, Institutional Shares	152,215	1,806,792
Laudus International MarketMasters Fund, Select Shares (a)	165,274	3,411,254
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	42,209	418,288
Laudus Mondrian International Equity Fund, Institutional Shares (a)	152,780	1,142,794
William Blair International Small Cap Growth Fund, Institutional Shares	127,797	1,780,214

		8,559,342

Large-Cap 27.0%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	375,398	5,683,522
Schwab Core Equity Fund (a)	244,654	4,880,857
Schwab Dividend Equity Fund (a)	120,910	1,868,064
Schwab S&P 500 Index Fund (a)	216,535	5,053,923
TCW Relative Value Large Cap Fund	194,041	3,191,969

		20,678,335

Small-Cap 6.8%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	120,499	1,759,282
Schwab Small-Cap Equity Fund (a)	171,420	3,392,394

		5,151,676

		36,163,241

Fixed-Income Funds 47.4%

Inflation-Protected Bond 4.6%
Schwab Treasury Inflation Protected Securities Index Fund (a)	294,739	3,539,819

Intermediate-Term Bond 30.8%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	167,271	2,124,347
PIMCO Total Return Fund, Institutional Shares	485,911	5,437,347
Schwab Intermediate-Term Bond Fund (a)	251,728	2,602,863
Schwab Total Bond Market Fund (a)	1,391,818	13,375,373

		23,539,930

International Bond 1.1%
Laudus Mondrian International Fixed Income Fund (a)	74,686	840,970

Short-Term Bond 10.9%
Schwab Short-Term Bond Market Fund (a)	894,491	8,318,768

		36,239,487

Money Market Fund 1.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	791,651	791,651

Total Other Investment Companies
(Cost $62,862,419)		73,194,379

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.1% of net assets

Time Deposits 4.1%
Citibank
0.03%, 02/01/13	2,297,310	2,297,310
Wells Fargo
0.03%, 02/01/13	839,402	839,402

Total Short-Term Investments
(Cost $3,136,712)		3,136,712

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $66,458,850 and the unrealized appreciation and depreciation were $9,872,241 and ($0), respectively, with a net unrealized appreciation of $9,872,241.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

2

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$73,194,379	$—	$—	$73,194,379
Short-Term Investments[1]	—	3,136,712	—	3,136,712

Total	$73,194,379	$3,136,712	$—	$76,331,091

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

REG46839JAN13

 3

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.2%	Other Investment Companies	253,841,883	316,736,199
3.7%	Short-Term Investments	12,243,105	12,243,105

99.9%	Total Investments	266,084,988	328,979,304
0.1%	Other Assets and Liabilities, Net		465,940

100.0%	Total Net Assets		329,445,244

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.2% of net assets

Equity Funds 60.1%

Global Real Estate 2.9%
Schwab Global Real Estate Fund (a)	1,402,159	9,702,937

International 14.3%
American Century International Growth Fund, Institutional Shares	819,170	9,723,549
Laudus International MarketMasters Fund, Select Shares (a)	912,918	18,842,631
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	232,901	2,308,047
Laudus Mondrian International Equity Fund, Institutional Shares (a)	905,513	6,773,238
William Blair International Small Cap Growth Fund, Institutional Shares	668,831	9,316,816

		46,964,281

Large-Cap 34.3%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	2,000,380	30,285,752
Schwab Core Equity Fund (a)	1,402,766	27,985,177
Schwab Dividend Equity Fund (a)	727,284	11,236,532
Schwab S&P 500 Index Fund (a)	1,159,855	27,071,009
TCW Relative Value Large Cap Fund	996,925	16,399,420

		112,977,890

Small-Cap 8.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	664,915	9,707,757
Schwab Small-Cap Equity Fund (a)	932,790	18,459,911

		28,167,668

		197,812,776

Fixed-Income Funds 36.1%

Inflation-Protected Bond 3.3%
Schwab Treasury Inflation Protected Securities Index Fund (a)	911,117	10,942,513

Intermediate-Term Bond 25.4%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	739,688	9,394,043
PIMCO Total Return Fund, Institutional Shares	2,097,313	23,468,932
Schwab Intermediate-Term Bond Fund (a)	993,707	10,274,933
Schwab Total Bond Market Fund (a)	4,221,449	40,568,124

		83,706,032

International Bond 1.4%
Laudus Mondrian International Fixed Income Fund (a)	398,092	4,482,515

Short-Term Bond 6.0%
Schwab Short-Term Bond Market Fund (a)	2,128,211	19,792,363

		118,923,423

Total Other Investment Companies
(Cost $253,841,883)		316,736,199

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.7% of net assets

Time Deposits 3.7%
Bank of Montreal
0.03%, 02/01/13	9,878,969	9,878,969
Royal Bank of Canada
0.03%, 02/01/13	2,364,136	2,364,136

Total Short-Term Investments
(Cost $12,243,105)		12,243,105

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $268,442,974 and the unrealized appreciation and depreciation were $60,796,394 and ($260,064), respectively, with a net unrealized appreciation of $60,536,330.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for

 1

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$316,736,199	$—	$—	$316,736,199
Short-Term Investments[1]	—	12,243,105	—	12,243,105

Total	$316,736,199	$12,243,105	$—	$328,979,304

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

REG46840JAN13

 3

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	136,593,747	162,224,911
2.9%	Short-Term Investments	4,895,551	4,895,551

99.7%	Total Investments	141,489,298	167,120,462
0.3%	Other Assets and Liabilities, Net		461,471

100.0%	Total Net Assets		167,581,933

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 69.3%

Global Real Estate 3.4%
Schwab Global Real Estate Fund (a)	827,134	5,723,770

International 16.5%
American Century International Growth Fund, Institutional Shares	468,678	5,563,207
Laudus International MarketMasters Fund, Select Shares (a)	551,167	11,376,078
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	138,079	1,368,364
Laudus Mondrian International Equity Fund, Institutional Shares (a)	534,256	3,996,232
William Blair International Small Cap Growth Fund, Institutional Shares	383,013	5,335,366

		27,639,247

Large-Cap 39.5%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,163,924	17,621,807
Schwab Core Equity Fund (a)	826,842	16,495,502
Schwab Dividend Equity Fund (a)	444,666	6,870,087
Schwab S&P 500 Index Fund (a)	677,559	15,814,228
TCW Relative Value Large Cap Fund	573,823	9,439,396

		66,241,020

Small-Cap 9.9%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	380,866	5,560,647
Schwab Small-Cap Equity Fund (a)	555,090	10,985,228

		16,545,875

		116,149,912

Fixed-Income Funds 27.5%

Inflation-Protected Bond 2.5%
Schwab Treasury Inflation Protected Securities Index Fund (a)	342,623	4,114,907

Intermediate-Term Bond 20.2%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	332,744	4,225,854
PIMCO Total Return Fund, Institutional Shares	1,010,145	11,303,523
Schwab Intermediate-Term Bond Fund (a)	389,809	4,030,625
Schwab Total Bond Market Fund (a)	1,483,820	14,259,510

		33,819,512

International Bond 1.2%
Laudus Mondrian International Fixed Income Fund (a)	179,617	2,022,485

Short-Term Bond 3.6%
Schwab Short-Term Bond Market Fund (a)	657,860	6,118,095

		46,074,999

Total Other Investment Companies
(Cost $136,593,747)		162,224,911

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.9% of net assets

Time Deposits 2.9%
Bank of America
0.03%, 02/01/13	3,991,876	3,991,876
Royal Bank of Canada
0.03%, 02/01/13	903,675	903,675

Total Short-Term Investments
(Cost $4,895,551)		4,895,551

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $142,580,355 and the unrealized appreciation and depreciation were $24,583,844 and ($43,737), respectively, with a net unrealized appreciation of $24,540,107.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for

 1

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$162,224,911	$—	$—	$162,224,911
Short-Term Investments[1]	—	4,895,551	—	4,895,551

Total	$162,224,911	$4,895,551	$—	$167,120,462

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

REG46841JAN13

 3

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.4%	Other Investment Companies	372,541,398	476,965,205
2.5%	Short-Term Investment	12,148,507	12,148,507

99.9%	Total Investments	384,689,905	489,113,712
0.1%	Other Assets and Liabilities, Net		532,265

100.0%	Total Net Assets		489,645,977

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.4% of net assets

Equity Funds 77.0%

Global Real Estate 3.8%
Schwab Global Real Estate Fund (a)	2,682,688	18,564,204

International 18.3%
American Century International Growth Fund, Institutional Shares	1,504,449	17,857,809
Laudus International MarketMasters Fund, Select Shares (a)	1,755,580	36,235,175
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	446,506	4,424,878
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,833,003	13,710,866
William Blair International Small Cap Growth Fund, Institutional Shares	1,260,782	17,562,700

		89,791,428

Large-Cap 43.9%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	3,751,679	56,800,424
Schwab Core Equity Fund (a)	2,736,675	54,596,669
Schwab Dividend Equity Fund (a)	1,553,295	23,998,413
Schwab S&P 500 Index Fund (a)	2,126,677	49,636,633
TCW Relative Value Large Cap Fund	1,826,865	30,051,932

		215,084,071

Small-Cap 11.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,265,583	18,477,509
Schwab Small-Cap Equity Fund (a)	1,774,270	35,112,811

		53,590,320

		377,030,023

Fixed-Income Funds 20.4%

Inflation-Protected Bond 1.6%
Schwab Treasury Inflation Protected Securities Index Fund (a)	682,200	8,193,226

Intermediate-Term Bond 15.7%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	793,541	10,077,967
PIMCO Total Return Fund, Institutional Shares	2,348,437	26,279,013
Schwab Intermediate-Term Bond Fund (a)	911,376	9,423,628
Schwab Total Bond Market Fund (a)	3,222,811	30,971,214

		76,751,822

International Bond 1.2%
Laudus Mondrian International Fixed Income Fund (a)	515,090	5,799,908

Short-Term Bond 1.9%
Schwab Short-Term Bond Market Fund (a)	988,196	9,190,226

		99,935,182

Total Other Investment Companies
(Cost $372,541,398)		476,965,205

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.5% of net assets

Time Deposit 2.5%
Wells Fargo
0.03%, 02/01/13	12,148,507	12,148,507

Total Short-Term Investment
(Cost $12,148,507)		12,148,507

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $388,834,419 and the unrealized appreciation and depreciation were $100,289,067 and ($9,774), respectively, with a net unrealized appreciation of $100,279,293.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for

 1

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$476,965,205	$—	$—	$476,965,205
Short-Term Investment[1]	—	12,148,507	—	12,148,507

Total	$476,965,205	$12,148,507	$—	$489,113,712

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

REG46842JAN13

 3

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Other Investment Companies	107,055,054	130,084,573
1.7%	Short-Term Investment	2,245,086	2,245,086

99.3%	Total Investments	109,300,140	132,329,659
0.7%	Other Assets and Liabilities, Net		894,590

100.0%	Total Net Assets		133,224,249

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.6% of net assets

Equity Funds 83.8%

Global Real Estate 4.2%
Schwab Global Real Estate Fund (a)	799,716	5,534,033

International 20.0%
American Century International Growth Fund, Institutional Shares	429,588	5,099,210
Laudus International MarketMasters Fund, Select Shares (a)	527,885	10,895,553
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	134,894	1,336,804
Laudus Mondrian International Equity Fund, Institutional Shares (a)	559,640	4,186,104
William Blair International Small Cap Growth Fund, Institutional Shares	365,299	5,088,619

		26,606,290

Large-Cap 47.7%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,113,465	16,857,853
Schwab Core Equity Fund (a)	815,603	16,271,288
Schwab Dividend Equity Fund (a)	458,350	7,081,510
Schwab S&P 500 Index Fund (a)	628,394	14,666,720
TCW Relative Value Large Cap Fund	530,961	8,734,310

		63,611,681

Small-Cap 11.9%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	371,980	5,430,902
Schwab Small-Cap Equity Fund (a)	528,669	10,462,355

		15,893,257

		111,645,261

Fixed-Income Funds 13.8%

Inflation-Protected Bond 1.1%
Schwab Treasury Inflation Protected Securities Index Fund (a)	120,215	1,443,786

Intermediate-Term Bond 11.1%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	166,626	2,116,149
PIMCO Total Return Fund, Institutional Shares	489,560	5,478,171
Schwab Intermediate-Term Bond Fund (a)	200,133	2,069,380
Schwab Total Bond Market Fund (a)	533,715	5,129,003

		14,792,703

International Bond 0.7%
Laudus Mondrian International Fixed Income Fund (a)	90,505	1,019,090

Short-Term Bond 0.9%
Schwab Short-Term Bond Market Fund (a)	127,283	1,183,733

		18,439,312

Total Other Investment Companies
(Cost $107,055,054)		130,084,573

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.7% of net assets

Time Deposit 1.7%
Bank of America
0.03%, 02/01/13	2,245,086	2,245,086

Total Short-Term Investment
(Cost $2,245,086)		2,245,086

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $110,212,108 and the unrealized appreciation and depreciation were $22,165,101 and ($47,550), respectively, with a net unrealized appreciation of $22,117,551.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 1

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$130,084,573	$—	$—	$130,084,573
Short-Term Investment[1]	—	2,245,086	—	2,245,086

Total	$130,084,573	$2,245,086	$—	$132,329,659

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

REG46843JAN13

 3

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.8%	Other Investment Companies	374,752,322	481,352,121
2.1%	Short-Term Investment	10,053,707	10,053,707

99.9%	Total Investments	384,806,029	491,405,828
0.1%	Other Assets and Liabilities, Net		635,849

100.0%	Total Net Assets		492,041,677

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.8% of net assets

Equity Funds 88.7%

Global Real Estate 4.4%
Schwab Global Real Estate Fund (a)	3,124,802	21,623,627

International 21.1%
American Century International Growth Fund, Institutional Shares	1,731,392	20,551,620
Laudus International MarketMasters Fund, Select Shares (a)	1,992,194	41,118,889
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	522,500	5,177,976
Laudus Mondrian International Equity Fund, Institutional Shares (a)	2,252,540	16,848,996
William Blair International Small Cap Growth Fund, Institutional Shares	1,448,324	20,175,157

		103,872,638

Large-Cap 50.6%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	4,325,314	65,485,250
Schwab Core Equity Fund (a)	3,182,556	63,491,988
Schwab Dividend Equity Fund (a)	1,795,863	27,746,082
Schwab S&P 500 Index Fund (a)	2,481,658	57,921,890
TCW Relative Value Large Cap Fund	2,085,553	34,307,346

		248,952,556

Small-Cap 12.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,462,372	21,350,633
Schwab Small-Cap Equity Fund (a)	2,057,721	40,722,298

		62,072,931

		436,521,752

Fixed-Income Funds 9.1%

Inflation-Protected Bond 0.7%
Schwab Treasury Inflation Protected Securities Index Fund (a)	300,601	3,610,224

Intermediate-Term Bond 7.6%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	422,285	5,363,015
PIMCO Total Return Fund, Institutional Shares	1,225,216	13,710,168
Schwab Intermediate-Term Bond Fund (a)	389,544	4,027,883
Schwab Total Bond Market Fund (a)	1,462,849	14,057,975

		37,159,041

International Bond 0.5%
Laudus Mondrian International Fixed Income Fund (a)	236,466	2,662,608

Short-Term Bond 0.3%
Schwab Short-Term Bond Market Fund (a)	150,376	1,398,496

		44,830,369

Total Other Investment Companies
(Cost $374,752,322)		481,352,121

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.1% of net assets

Time Deposit 2.1%
Royal Bank of Canada
0.03%, 02/01/13	10,053,707	10,053,707

Total Short-Term Investment
(Cost $10,053,707)		10,053,707

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $389,191,709 and the unrealized appreciation and depreciation were $102,249,526 and ($35,407), respectively, with a net unrealized appreciation of $102,214,119.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for

 1

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$481,352,121	$—	$—	$481,352,121
Short-Term Investment[1]	—	10,053,707	—	10,053,707

Total	$481,352,121	$10,053,707	$—	$491,405,828

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

REG46844JAN13

 3

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Other Investment Companies	1,170,700	1,172,884

98.0%	Total Investments	1,170,700	1,172,884
2.0%	Other Assets and Liabilities, Net		24,535

100.0%	Total Net Assets		1,197,419

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.0% of net assets

Equity Funds 91.7%

Global Real Estate 4.5%
Schwab Global Real Estate Fund (a)	7,880	54,528

International 21.9%
American Century International Growth Fund, Institutional Shares	4,151	49,272
Laudus International MarketMasters Fund, Select Shares (a)	5,033	103,885
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,409	13,964
Laudus Mondrian International Equity Fund, Institutional Shares (a)	5,726	42,829
William Blair International Small Cap Growth Fund, Institutional Shares	3,729	51,945

		261,895

Large-Cap 52.2%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	10,809	163,644
Schwab Core Equity Fund (a)	8,160	162,794
Schwab Dividend Equity Fund (a)	4,531	70,008
Schwab S&P 500 Index Fund (a)	6,137	143,235
TCW Relative Value Large Cap Fund	5,158	84,844

		624,525

Small-Cap 13.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	3,781	55,206
Schwab Small-Cap Equity Fund (a)	5,145	101,816

		157,022

		1,097,970

Fixed-Income Funds 6.3%

Inflation-Protected Bond 0.4%
Schwab Treasury Inflation Protected Securities Index Fund (a)	373	4,486

Intermediate-Term Bond 5.2%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	905	11,490
PIMCO Total Return Fund, Institutional Shares	2,566	28,712
Schwab Intermediate-Term Bond Fund (a)	675	6,980
Schwab Total Bond Market Fund (a)	1,541	14,807

		61,989

International Bond 0.4%
Laudus Mondrian International Fixed Income Fund (a)	394	4,441

Short-Term Bond 0.3%
Schwab Short-Term Bond Market Fund (a)	430	3,998

		74,914

Total Other Investment Companies
(Cost $1,170,700)		1,172,884

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $1,170,700 and the unrealized appreciation and depreciation were $2,963 and ($779), respectively, with a net unrealized appreciation of $2,184.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

 1

 Schwab Target 2045 Fund

Portfolio Holdings (Unaudited) continued

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Target 2045 Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$1,172,884	$—	$—	$1,172,884

Total	$1,172,884	$—	$—	$1,172,884

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

REG47715JAN13

 3

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Other Investment Companies	985,281	987,976

98.0%	Total Investments	985,281	987,976
2.0%	Other Assets and Liabilities, Net		20,330

100.0%	Total Net Assets		1,008,306

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.0% of net assets

Equity Funds 94.3%

Global Real Estate 4.7%
Schwab Global Real Estate Fund (a)	6,810	47,126

International 22.5%
American Century International Growth Fund, Institutional Shares	3,579	42,483
Laudus International MarketMasters Fund, Select Shares (a)	4,373	90,257
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,236	12,252
Laudus Mondrian International Equity Fund, Institutional Shares (a)	4,887	36,556
William Blair International Small Cap Growth Fund, Institutional Shares	3,227	44,954

		226,502

Large-Cap 53.5%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	9,294	140,704
Schwab Core Equity Fund (a)	7,023	140,104
Schwab Dividend Equity Fund (a)	3,988	61,608
Schwab S&P 500 Index Fund (a)	5,303	123,764
TCW Relative Value Large Cap Fund	4,466	73,473

		539,653

Small-Cap 13.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	3,304	48,246
Schwab Small-Cap Equity Fund (a)	4,499	89,033

		137,279

		950,560

Fixed-Income Funds 3.7%

Inflation-Protected Bond 0.2%
Schwab Treasury Inflation Protected Securities Index Fund (a)	207	2,490

Intermediate-Term Bond 3.2%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	432	5,490
PIMCO Total Return Fund, Institutional Shares	1,372	15,347
Schwab Intermediate-Term Bond Fund (a)	444	4,587
Schwab Total Bond Market Fund (a)	660	6,342

		31,766

International Bond 0.3%
Laudus Mondrian International Fixed Income Fund (a)	263	2,960

Short-Term Bond 0.0%
Schwab Short-Term Bond Market Fund (a)	21	200

		37,416

Total Other Investment Companies
(Cost $985,281)		987,976

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $985,281 and the unrealized appreciation and depreciation were $3,104 and ($409), respectively, with a net unrealized appreciation of $2,695.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

 1

 Schwab Target 2050 Fund

Portfolio Holdings (Unaudited) continued

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

2

 Schwab Target 2050 Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$987,976	$—	$—	$987,976

Total	$987,976	$—	$—	$987,976

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

REG47715JAN13

 3

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Other Investment Companies	1,005,381	1,008,412
1.6%	Short-Term Investment	16,066	16,066

99.6%	Total Investments	1,021,447	1,024,478
0.4%	Other Assets and Liabilities, Net		4,538

100.0%	Total Net Assets		1,029,016

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.0% of net assets

Equity Funds 95.7%

Global Real Estate 4.7%
Schwab Global Real Estate Fund (a)	7,045	48,751

International 22.9%
American Century International Growth Fund, Institutional Shares	3,749	44,503
Laudus International MarketMasters Fund, Select Shares (a)	4,525	93,401
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,359	13,464
Laudus Mondrian International Equity Fund, Institutional Shares (a)	5,060	37,845
William Blair International Small Cap Growth Fund, Institutional Shares	3,342	46,552

		235,765

Large-Cap 54.5%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	9,626	145,742
Schwab Core Equity Fund (a)	7,320	146,031
Schwab Dividend Equity Fund (a)	4,010	61,956
Schwab S&P 500 Index Fund (a)	5,602	130,749
TCW Relative Value Large Cap Fund	4,609	75,821

		560,299

Small-Cap 13.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	3,330	48,613
Schwab Small-Cap Equity Fund (a)	4,637	91,760

		140,373

		985,188

Fixed-Income Funds 2.3%

Inflation-Protected Bond 0.2%
Schwab Treasury Inflation Protected Securities Index Fund (a)	141	1,693

Intermediate-Term Bond 1.9%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	291	3,694
PIMCO Total Return Fund, Institutional Shares	859	9,611
Schwab Intermediate-Term Bond Fund (a)	299	3,091
Schwab Total Bond Market Fund (a)	329	3,161

		19,557

International Bond 0.2%
Laudus Mondrian International Fixed Income Fund (a)	175	1,974

		23,224

Total Other Investment Companies
(Cost $1,005,381)		1,008,412

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.6% of net assets

Time Deposit 1.6%
Brown Brothers Harriman
0.03%, 02/01/13	16,066	16,066

Total Short-Term Investment
(Cost $16,066)		16,066

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $1,021,447 and the unrealized appreciation and depreciation were $3,532 and ($501), respectively, with a net unrealized appreciation of $3,031.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 1

 Schwab Target 2055 Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Target 2055 Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$1,008,412	$—	$—	$1,008,412
Short-Term Investment[1]	—	16,066	—	16,066

Total	$1,008,412	$16,066	$—	$1,024,478

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

REG47715JAN13

 3

Schwab Capital Trust
Schwab Balanced Fund™

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

100.0%	Other Investment Companies	111,426,760	127,420,126

100.0%	Total Investments	111,426,760	127,420,126
0.0%	Other Assets and Liabilities		10,533

100.0%	Net Assets		127,430,659

	Number	Value
Security	of Shares	($)

Other Investment Companies 100.0% of net assets

Equity Funds 60.9%

Large-Cap 50.6%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,303,704	19,738,086
Schwab Core Equity Fund (a)	2,246,196	44,811,615

		64,549,701

Small-Cap 10.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	895,110	13,068,607

		77,618,308

Fixed-Income Funds 36.0%

Intermediate-Term Bond 36.0%
Schwab Intermediate-Term Bond Fund (a)	1,468,704	15,186,404
Schwab Total Bond Market Fund (a)	3,195,985	30,713,414

		45,899,818

Money Market Fund 3.1%
State Street Institutional U.S. Government Money Market Fund	3,902,000	3,902,000

Total Other Investment Companies
(Cost $111,426,760)		127,420,126

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $113,723,626 and the unrealized appreciation and depreciation were $13,789,356 and ($92,856), respectively, with a net unrealized appreciation of $13,696,500.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the procedures.

 1

 Schwab Balanced Fund

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$127,420,126	$—	$—	$127,420,126

Total	$127,420,126	$—	$—	$127,420,126

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

REG46831JAN13

2

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Other Investment Companies	392,123,980	506,937,373
0.4%	Short-Term Investment	2,105,714	2,105,714

100.0%	Total Investments	394,229,694	509,043,087
0.0%	Other Assets and Liabilities, Net		(144,570)

100.0%	Total Net Assets		508,898,517

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.6% of net assets

Equity Funds 99.6%

International 29.9%
Schwab International Index Fund (a)	8,689,763	152,070,848

Large-Cap 44.7%
Schwab S&P 500 Index Fund (a)	9,748,319	227,525,755

Small-Cap 25.0%
Schwab Small-Cap Index Fund (a)	5,679,785	127,340,770

Total Other Investment Companies
(Cost $392,123,980)		506,937,373

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Royal Bank of Canada
0.03%, 02/01/13	2,105,714	2,105,714

Total Short-Term Investment
(Cost $2,105,714)		2,105,714

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $405,737,608 and the unrealized appreciation and depreciation were $103,305,479 and ($0), respectively, with a net unrealized appreciation of $103,305,479.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

 1

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$506,937,373	$—	$—	$506,937,373
Short-Term Investment[1]	—	2,105,714	—	2,105,714

Total	$506,937,373	$2,105,714	$—	$509,043,087

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

REG46832JAN13

2

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	390,725,988	574,803,541
3.1%	Short-Term Investments	18,259,781	18,259,781

99.9%	Total Investments	408,985,769	593,063,322
0.1%	Other Assets and Liabilities, Net		359,467

100.0%	Total Net Assets		593,422,789

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 80.5%

International 20.1%
Schwab International Index Fund (a)	6,822,369	119,391,455

Large-Cap 40.2%
Schwab S&P 500 Index Fund (a)	10,216,477	238,452,579

Small-Cap 20.2%
Schwab Small-Cap Index Fund (a)	5,343,663	119,804,924

		477,648,958

Fixed-Income Fund 14.5%

Intermediate-Term Bond 14.5%
Schwab Total Bond Market Fund (a)	8,960,305	86,108,532

Money Market Fund 1.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	11,046,051	11,046,051

Total Other Investment Companies
(Cost $390,725,988)		574,803,541

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.1% of net assets

Time Deposits 3.1%
Bank of America
0.03%, 02/01/13	244,315	244,315
Bank of Montreal
0.03%, 02/01/13	207,696	207,696
Royal Bank of Canada
0.03%, 02/01/13	17,807,770	17,807,770

Total Short-Term Investments
(Cost $18,259,781)		18,259,781

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $413,336,073 and the unrealized appreciation and depreciation were $179,727,249 and ($0), respectively, with a net unrealized appreciation of $179,727,249.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

 1

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$574,803,541	$—	$—	$574,803,541
Short-Term Investments[1]	—	18,259,781	—	18,259,781

Total	$574,803,541	$18,259,781	$—	$593,063,322

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

2

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

REG46835JAN13

 3

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	303,180,858	423,515,542
3.1%	Short-Term Investments	13,503,954	13,503,954

99.9%	Total Investments	316,684,812	437,019,496
0.1%	Other Assets and Liabilities, Net		341,853

100.0%	Total Net Assets		437,361,349

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 60.5%

International 15.1%
Schwab International Index Fund (a)	3,776,481	66,088,425

Large-Cap 30.2%
Schwab S&P 500 Index Fund (a)	5,655,527	131,999,989

Small-Cap 15.2%
Schwab Small-Cap Index Fund (a)	2,961,147	66,388,921

		264,477,335

Fixed-Income Fund 34.5%

Intermediate-Term Bond 34.5%
Schwab Total Bond Market Fund (a)	15,713,634	151,008,018

Money Market Fund 1.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	8,030,189	8,030,189

Total Other Investment Companies
(Cost $303,180,858)		423,515,542

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.1% of net assets

Time Deposits 3.1%
Citibank
0.03%, 02/01/13	13,112,891	13,112,891
Wells Fargo
0.03%, 02/01/13	391,063	391,063

Total Short-Term Investments
(Cost $13,503,954)		13,503,954

End of Investments.

At 01/31/13, the tax basis cost of the fund’s investments was $324,092,949 and the unrealized appreciation and depreciation were $112,926,547 and ($0), respectively, with a net unrealized appreciation of $112,926,547.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 1

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$423,515,542	$—	$—	$423,515,542
Short-Term Investments[1]	—	13,503,954	—	13,503,954

Total	$423,515,542	$13,503,954	$—	$437,019,496

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

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Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

REG46833JAN13

 3

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of January 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	149,170,439	189,917,100
3.1%	Short-Term Investments	6,202,085	6,202,085

99.9%	Total Investments	155,372,524	196,119,185
0.1%	Other Assets and Liabilities, Net		117,599

100.0%	Total Net Assets		196,236,784

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 40.5%

International 10.1%
Schwab International Index Fund (a)	1,133,280	19,832,402

Large-Cap 20.2%
Schwab S&P 500 Index Fund (a)	1,695,806	39,580,106

Small-Cap 10.2%
Schwab Small-Cap Index Fund (a)	891,011	19,976,476

		79,388,984

Fixed-Income Fund 54.5%

Intermediate-Term Bond 54.5%
Schwab Total Bond Market Fund (a)	11,138,619	107,042,126

Money Market Fund 1.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	3,485,990	3,485,990

Total Other Investment Companies
(Cost $149,170,439)		189,917,100

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.1% of net assets

Time Deposits 3.1%
Bank of Montreal
0.03%, 02/01/13	5,882,702	5,882,702
Royal Bank of Canada
0.03%, 02/01/13	319,383	319,383

Total Short-Term Investments
(Cost $6,202,085)		6,202,085

End of Investments.

At 01/31/2013 the tax basis cost of the fund’s investments was $162,953,580 and the unrealized appreciation and depreciation were $33,165,605 and ($0), respectively, with a net unrealized appreciation of $33,165,605.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 1

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$189,917,100	$—	$—	$189,917,100
Short-Term Investments[1]	—	6,202,085	—	6,202,085

Total	$189,917,100	$6,202,085	$—	$196,119,185

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

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Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2013.

REG46834JAN13

 3

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer
Date: 03/21/2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer
Date: 03/21/2013

By:	/s/ George Pereira

George Pereira
Principal Financial Officer
Date: 03/21/2013